UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2012

This report on Form N-CSR relates solely to the Registrant's Spartan Extended Market Index Fund, Spartan International Index Fund and Spartan Total Market Index Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage® Class

Annual Report

(Fidelity Cover Art)

February 29, 2012

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012) for Investor Class, Fidelity Advantage Class and Class F and for the entire period (September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Investor Class	.100%
Actual		$ 1,000.00	$ 1,132.20	$ .53 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,132.70	$ .37 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,164.90	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,165.00	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,023.69	$ .23 C
Class F	.050%
Actual		$ 1,000.00	$ 1,132.70	$ .27 B
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Investor Class, Fidelity Advantage Class and Class F and multiplied by 175/366 (to reflect the period September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan Total Market Index Fund - Investor Class	4.46%	1.97%	5.05%
Spartan Total Market Index Fund - Fidelity Advantage® Class A	4.51%	2.01%	5.08%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Investor Class on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year ending February 29, 2012, the fund's Investor Class and Fidelity Advantage® Class shares returned 4.46% and 4.51%, respectively, in line with the 4.53% return of the benchmark Dow Jones U.S. Total Stock Market IndexSM. Several of the fund's leading contributors were technology stocks. Topping the list was Apple, the second-largest stock in the index, whose shares gained approximately 54% during the past 12 months. This consumer products and personal computer manufacturer enjoyed very strong sales, especially of its popular iPad® tablet computers and iPhone® mobile telephones. Computer-services company International Business Machines, the third-largest stock in the index, also added value, as its shares trended upward throughout most of the reporting period. Software giant Microsoft and semiconductor manufacturer Intel enjoyed good results, with Intel benefiting from strong product demand that spurred better-than-expected sales growth. Elsewhere, tobacco manufacturer Philip Morris International and restaurant giant McDonald's performed well among consumer staples stocks, while in health care, drugmakers Merck and Pfizer contributed. Telecommunication services provider AT&T and credit card processing company Visa also added to returns. Unsurprisingly, given the tremendous market volatility of the past year, many financials stocks topped the list of detractors. The biggest laggard was diversified financials company Bank of America, whose shares declined 44% during the 12-month period. Other diversified financials firms also saw double-digit drops in their stock price, including Citigroup, JPMorgan Chase, Goldman Sachs Group and Morgan Stanley, while insurance-focused conglomerate Berkshire Hathaway also lagged. Meanwhile, in the information technology sector, computer and peripherals company Hewlett-Packard had a difficult year. Among its challenges was the company's announcement in August of plans to exit the personal computer business - a decision it rescinded a few months later. Investors appeared to have little confidence in this strategy, causing the stock to lose 20% of its value in a single day - the biggest one-day decline for the company since October 1987. Other notable detractors included Schlumberger, an oil-field services company, and Corning, a leading maker of specialty glass and ceramics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.6
Exxon Mobil Corp.	2.7	2.6
Microsoft Corp.	1.6	1.5
IBM Corp.	1.5	1.5
Chevron Corp.	1.4	1.4
General Electric Co.	1.3	1.3
Procter & Gamble Co.	1.2	1.3
AT&T, Inc.	1.2	1.2
Johnson & Johnson	1.2	1.3
Pfizer, Inc.	1.1	1.1
	16.5
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	17.9
Financials	15.2	15.1
Consumer Discretionary	11.8	11.4
Health Care	11.3	11.7
Energy	11.1	11.3
Industrials	11.0	10.7
Consumer Staples	9.3	9.7
Materials	4.0	4.2
Utilities	3.4	3.7
Telecommunication Services	2.5	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	49,377	$ 562,404
Amerigon, Inc. (a)(d)	16,405	241,482
BorgWarner, Inc. (a)(d)	82,983	6,874,312
Cooper Tire & Rubber Co.	41,865	694,959
Dana Holding Corp.	106,956	1,711,296
Dorman Products, Inc. (a)	7,023	318,914
Drew Industries, Inc. (a)(d)	13,918	381,353
Exide Technologies (a)(d)	48,227	143,234
Federal-Mogul Corp. Class A (a)	43,356	746,157
Fuel Systems Solutions, Inc. (a)	11,625	301,088
Gentex Corp. (d)	109,863	2,598,260
Johnson Controls, Inc.	551,254	17,987,418
Lear Corp.	77,108	3,486,053
Modine Manufacturing Co. (a)	32,309	293,366
Motorcar Parts of America, Inc. (a)	7,628	62,931
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	6,557
Spartan Motors, Inc.	29,995	171,271
Standard Motor Products, Inc.	17,952	407,869
Stoneridge, Inc. (a)	17,302	167,310
Strattec Security Corp.	672	15,301
Superior Industries International, Inc. (d)	24,943	450,969
Tenneco, Inc. (a)(d)	43,438	1,672,363
The Goodyear Tire & Rubber Co. (a)	174,336	2,241,961
Tower International, Inc. (a)	4,070	51,852
TRW Automotive Holdings Corp. (a)(d)	77,357	3,538,309
UQM Technologies, Inc. (a)(d)	14,381	23,010
Visteon Corp. (a)	38,157	2,049,794
		47,199,793
Automobiles - 0.5%
Ford Motor Co.	3,061,154	37,897,087
General Motors Co. (a)(d)	502,574	13,076,975
Harley-Davidson, Inc.	177,195	8,253,743
Tesla Motors, Inc. (a)(d)	44,292	1,479,796
Thor Industries, Inc. (d)	34,954	1,138,452
Winnebago Industries, Inc. (a)(d)	22,867	203,974
		62,050,027
Distributors - 0.1%
Core-Mark Holding Co., Inc.	6,212	248,977
Genuine Parts Co.	141,853	8,891,346
LKQ Corp. (a)	107,839	3,435,751
Pool Corp. (d)	41,433	1,508,161
VOXX International Corp. (a)	18,073	231,154
Weyco Group, Inc.	1,992	46,493
		14,361,882
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	16,975	664,741
Apollo Group, Inc. Class A (non-vtg.) (a)	108,948	4,645,543
Archipelago Learning, Inc. (a)	7,369	67,353

	Shares	Value
Ascent Capital Group, Inc. (a)(d)	15,290	$ 752,880
Bridgepoint Education, Inc. (a)(d)	10,994	267,814
Capella Education Co. (a)(d)	13,090	507,892
Career Education Corp. (a)	44,821	386,357
Carriage Services, Inc.	4,102	24,571
Coinstar, Inc. (a)(d)	21,619	1,258,874
Collectors Universe, Inc.	4,772	72,773
Corinthian Colleges, Inc. (a)(d)	84,173	377,937
DeVry, Inc.	44,629	1,585,668
Education Management Corp. (a)	26,671	481,945
Grand Canyon Education, Inc. (a)	21,711	371,475
H&R Block, Inc.	266,520	4,344,276
Hillenbrand, Inc.	60,464	1,388,858
ITT Educational Services, Inc. (a)(d)	23,503	1,613,246
K12, Inc. (a)(d)	24,400	526,064
Learning Tree International, Inc. (a)	3,285	19,020
Lincoln Educational Services Corp.	15,671	132,577
Mac-Gray Corp.	7,087	98,793
Matthews International Corp. Class A	22,471	697,050
National American University Holdings, Inc.	5,378	37,162
Princeton Review, Inc. (a)	14,908	1,643
Regis Corp.	37,626	651,306
School Specialty, Inc. (a)(d)	13,358	42,746
Service Corp. International (d)	202,046	2,291,202
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,334,514
Steiner Leisure Ltd. (a)	10,649	532,876
Stewart Enterprises, Inc. Class A	55,722	346,591
Strayer Education, Inc. (d)	14,558	1,497,945
Universal Technical Institute, Inc.	29,419	382,153
Weight Watchers International, Inc.	25,755	2,008,375
		30,412,220
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	18,286	292,393
Ambassadors Group, Inc.	20,059	105,711
Ameristar Casinos, Inc.	18,903	375,036
Bally Technologies, Inc. (a)	38,305	1,644,817
Benihana, Inc.	2,149	22,328
Biglari Holdings, Inc. (a)	607	249,180
BJ's Restaurants, Inc. (a)(d)	21,746	1,079,689
Bluegreen Corp. (a)	11,189	35,133
Bob Evans Farms, Inc.	27,901	1,026,757
Boyd Gaming Corp. (a)(d)	49,786	398,786
Bravo Brio Restaurant Group, Inc. (a)	12,451	240,055
Brinker International, Inc.	62,217	1,716,567
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,194,859
Caesars Entertainment Corp.	1,145	12,961
Caribou Coffee Co., Inc. (a)(d)	18,083	299,816
Carnival Corp. unit	312,157	9,455,236
Carrols Restaurant Group, Inc. (a)	6,381	75,806
CEC Entertainment, Inc. (d)	20,553	784,302
Chipotle Mexican Grill, Inc. (a)(d)	25,363	9,897,150
Choice Hotels International, Inc. (d)	41,734	1,567,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Churchill Downs, Inc.	10,397	$ 542,723
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,035,518
Darden Restaurants, Inc. (d)	97,411	4,966,987
Denny's Corp. (a)(d)	71,197	295,468
DineEquity, Inc. (a)	12,829	684,812
Domino's Pizza, Inc. (a)(d)	54,176	2,083,609
Dover Downs Gaming & Entertainment, Inc.	1,508	3,619
Dover Motorsports, Inc. (a)	9,993	13,191
Dunkin' Brands Group, Inc. (a)	38,382	1,114,613
Einstein Noah Restaurant Group, Inc.	3,797	53,272
Empire Resorts, Inc. (a)	4,429	12,933
Famous Dave's of America, Inc. (a)	2,311	25,236
Gaylord Entertainment Co. (a)(d)	27,271	811,585
Great Wolf Resorts, Inc. (a)	11,425	46,271
Hyatt Hotels Corp. Class A (a)	51,855	2,147,316
International Game Technology	238,801	3,586,791
International Speedway Corp. Class A (d)	20,854	524,687
Interval Leisure Group, Inc. (a)	29,497	397,915
Isle of Capri Casinos, Inc. (a)(d)	20,657	131,172
Jack in the Box, Inc. (a)(d)	42,139	1,005,015
Jamba, Inc. (a)(d)	95,683	202,848
Kona Grill, Inc. (a)	4,029	21,676
Krispy Kreme Doughnuts, Inc. (a)(d)	47,141	385,613
Lakes Entertainment, Inc. (a)	2,872	5,629
Las Vegas Sands Corp.	300,298	16,699,572
Life Time Fitness, Inc. (a)(d)	28,392	1,404,552
Luby's, Inc. (a)(d)	14,614	72,485
Marcus Corp.	22,859	275,451
Marriott International, Inc. Class A (d)	237,684	8,385,492
Marriott Vacations Worldwide Corp.	23,385	582,988
McDonald's Corp.	826,668	82,071,599
MGM Mirage, Inc. (a)(d)	250,383	3,447,774
Monarch Casino & Resort, Inc. (a)	4,802	50,325
Morgans Hotel Group Co. (a)	27,678	141,988
MTR Gaming Group, Inc. (a)	5,748	20,635
Multimedia Games Holdng Co., Inc. (a)	20,726	212,027
O'Charleys, Inc. (a)(d)	10,158	100,666
Orient Express Hotels Ltd. Class A (a)(d)	63,690	629,894
P.F. Chang's China Bistro, Inc. (d)	18,729	717,695
Panera Bread Co. Class A (a)	26,570	4,107,191
Papa John's International, Inc. (a)(d)	19,260	715,702
Peet's Coffee & Tea, Inc. (a)(d)	15,145	975,187
Penn National Gaming, Inc. (a)	50,336	2,141,797
Pinnacle Entertainment, Inc. (a)	61,922	681,761
Premier Exhibitions, Inc. (a)	1,375	3,369
Red Lion Hotels Corp. (a)	3,129	24,062
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	727,393
Rick's Cabaret International, Inc. (a)	5,726	53,824
Royal Caribbean Cruises Ltd.	102,343	2,915,752

	Shares	Value
Ruby Tuesday, Inc. (a)(d)	44,363	$ 345,144
Ruth's Hospitality Group, Inc. (a)(d)	33,916	211,297
Scientific Games Corp. Class A (a)	45,645	479,729
Shuffle Master, Inc. (a)	42,130	615,098
Six Flags Entertainment Corp.	40,264	1,822,349
Sonic Corp. (a)	98,965	817,451
Speedway Motorsports, Inc.	7,569	117,471
Starbucks Corp.	593,530	28,821,817
Starwood Hotels & Resorts Worldwide, Inc.	164,349	8,858,411
Texas Roadhouse, Inc. Class A	57,171	956,471
The Cheesecake Factory, Inc. (a)(d)	34,878	1,033,784
Town Sports International Holdings, Inc. (a)	13,107	135,002
Vail Resorts, Inc. (d)	24,951	1,050,437
Wendy's Co.	250,660	1,270,846
WMS Industries, Inc. (a)	38,370	845,291
Wyndham Worldwide Corp.	137,748	6,059,535
Wynn Resorts Ltd.	66,112	7,836,916
Yum! Brands, Inc.	377,002	24,972,612
		263,981,869
Household Durables - 0.4%
American Greetings Corp. Class A (d)	30,155	452,325
Bassett Furniture Industries, Inc.	1,847	15,330
Beazer Homes USA, Inc. (a)(d)	77,365	241,379
Blyth, Inc. (d)	8,019	511,612
Brookfield Residential Properties, Inc. (a)	18,869	196,765
Cavco Industries, Inc. (a)(d)	9,813	442,468
Cobra Electronics Corp. (a)	1,032	4,541
CSS Industries, Inc.	12,944	253,702
D.R. Horton, Inc.	195,548	2,804,158
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	48,160
Ethan Allen Interiors, Inc.	19,507	492,552
Flexsteel Industries, Inc.	2,547	43,554
Furniture Brands International, Inc. (a)	37,283	59,653
Garmin Ltd.	86,587	4,086,041
Harman International Industries, Inc.	71,938	3,534,314
Helen of Troy Ltd. (a)(d)	25,644	833,430
Hooker Furniture Corp.	12,895	154,869
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	724,419
iRobot Corp. (a)	21,633	552,074
Jarden Corp. (d)	66,002	2,327,891
KB Home (d)	56,985	650,769
Kid Brands, Inc. (a)	16,651	49,786
Koss Corp.	2,669	14,866
La-Z-Boy, Inc. (a)(d)	34,909	498,850
Leggett & Platt, Inc.	100,406	2,272,188
Lennar Corp. Class A (d)	117,519	2,747,594
Libbey, Inc. (a)(d)	16,641	208,845
Lifetime Brands, Inc.	2,385	27,857
M.D.C. Holdings, Inc.	25,191	619,195
M/I Homes, Inc. (a)(d)	24,871	301,188
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)(d)	26,992	$ 698,823
Mohawk Industries, Inc. (a)	39,595	2,514,678
Newell Rubbermaid, Inc.	216,340	3,959,022
NVR, Inc. (a)(d)	4,152	2,873,184
PulteGroup, Inc. (a)(d)	265,604	2,342,627
Ryland Group, Inc.	32,303	585,653
Sealy Corp., Inc. (a)(d)	37,146	63,891
Skullcandy, Inc. (a)(d)	12,653	178,660
Skyline Corp. (d)	21,741	175,015
Standard Pacific Corp. (a)(d)	98,412	431,045
Stanley Furniture Co., Inc. (a)	5,699	19,263
Tempur-Pedic International, Inc. (a)(d)	57,648	4,554,192
Toll Brothers, Inc. (a)(d)	105,058	2,464,661
Tupperware Brands Corp.	43,005	2,695,983
Universal Electronics, Inc. (a)(d)	14,332	280,334
Whirlpool Corp.	56,428	4,264,264
Zagg, Inc. (a)(d)	21,268	223,314
		53,507,726
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	66,082
Amazon.com, Inc. (a)(d)	282,977	50,848,137
Blue Nile, Inc. (a)(d)	11,337	404,164
dELiA*s, Inc. (a)	2,977	3,156
Expedia, Inc.	75,256	2,562,467
Gaiam, Inc. Class A (a)	12,609	45,645
Geeknet, Inc. (a)	1,180	17,122
Groupon, Inc. Class A (a)(d)	27,415	540,487
Hollywood Media Corp. (a)	1,032	1,146
HomeAway, Inc. (d)	22,951	607,742
HSN, Inc.	29,532	1,097,409
Liberty Media Corp. Interactive Series A (a)	513,952	9,641,740
Netflix, Inc. (a)	39,072	4,326,443
NutriSystem, Inc.	26,922	303,411
Orbitz Worldwide, Inc. (a)	31,286	112,317
Overstock.com, Inc. (a)(d)	14,467	92,010
PetMed Express, Inc.	32,292	393,317
Priceline.com, Inc. (a)	41,099	25,769,895
Shutterfly, Inc. (a)(d)	21,444	586,708
TripAdvisor, Inc. (a)	75,256	2,425,501
U.S. Auto Parts Network, Inc. (a)	5,048	24,483
ValueVision Media, Inc. Class A (a)	18,644	32,068
Vitacost.com, Inc. (a)	15,384	125,072
		100,026,522
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	18,718	688,448
Black Diamond, Inc. (a)	20,004	165,633
Brunswick Corp. (d)	68,451	1,636,663
Callaway Golf Co.	77,147	505,313
Hasbro, Inc.	86,466	3,053,979

	Shares	Value
JAKKS Pacific, Inc.	23,770	$ 369,148
Johnson Outdoors, Inc. Class A (a)	3,505	57,622
Leapfrog Enterprises, Inc. Class A (a)	33,741	237,199
Marine Products Corp.	11,741	73,029
Mattel, Inc.	298,569	9,685,578
Meade Instruments Corp. (a)	112	371
Nautilus, Inc. (a)	5,159	14,342
Polaris Industries, Inc.	56,100	3,705,966
Smith & Wesson Holding Corp. (a)	91,237	477,170
Steinway Musical Instruments, Inc. (a)	4,620	115,315
Sturm, Ruger & Co., Inc.	24,417	1,020,142
Summer Infant, Inc. (a)	32,605	195,304
		22,001,222
Media - 3.1%
A.H. Belo Corp. Class A	22,177	104,675
AMC Networks, Inc. Class A	47,269	2,145,540
Arbitron, Inc. (d)	18,967	634,256
Ballantyne of Omaha, Inc. (a)	17,964	88,203
Belo Corp. Series A (d)	87,121	624,658
Cablevision Systems Corp. - NY Group Class A	169,025	2,405,226
Carmike Cinemas, Inc. (a)(d)	21,753	163,800
CBS Corp. Class B	537,459	16,070,024
Charter Communications, Inc. Class A (a)	31,792	2,015,931
Cinemark Holdings, Inc.	62,073	1,298,567
Clear Channel Outdoor Holding, Inc. Class A	41,131	544,163
Comcast Corp. Class A	2,191,483	64,385,771
Crown Media Holdings, Inc. Class A (a)(d)	24,979	31,973
Cumulus Media, Inc. Class A (a)(d)	68,791	236,641
Dex One Corp. (a)	48,569	84,996
Digital Generation, Inc. (a)(d)	26,444	264,440
DIRECTV (a)	602,724	27,918,176
Discovery Communications, Inc. (a)(d)	207,237	9,667,606
DISH Network Corp. Class A	161,315	4,705,559
DreamWorks Animation SKG, Inc. Class A (a)(d)	47,533	820,420
E.W. Scripps Co. Class A (a)	24,274	231,088
Emmis Communications Corp. Class A (a)	7,973	5,820
Entercom Communications Corp. Class A (a)	21,235	148,645
Entravision Communication Corp. Class A	55,710	92,479
Fisher Communications, Inc. (a)	2,670	76,549
Gannett Co., Inc.	170,648	2,532,416
Gray Television, Inc. (a)	7,475	15,399
Harris Interactive, Inc. (a)	5,389	4,688
Harte-Hanks, Inc.	45,482	397,513
Insignia Systems, Inc.	5,038	10,781
Interpublic Group of Companies, Inc.	356,851	4,182,294
John Wiley & Sons, Inc. Class A	36,984	1,679,074
Journal Communications, Inc. Class A (a)	19,668	93,423
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Knology, Inc. (a)	52,466	$ 935,469
Lamar Advertising Co. Class A (a)(d)	40,510	1,324,677
Liberty Global, Inc. Class A (a)	225,788	11,330,042
Liberty Media Corp. Capital Series A (a)	90,172	8,105,561
LIN TV Corp. Class A (a)	36,007	148,349
Live Nation Entertainment, Inc. (a)(d)	134,515	1,253,680
LodgeNet Entertainment Corp. (a)(d)	35,253	120,213
Madison Square Garden Co. Class A (a)	41,476	1,321,011
Martha Stewart Living Omnimedia, Inc. Class A	39,255	176,648
McGraw-Hill Companies, Inc.	231,759	10,786,064
Media General, Inc. Class A (a)(d)	21,745	122,859
Meredith Corp. (d)	29,133	958,476
Morningstar, Inc.	20,110	1,203,986
National CineMedia, Inc.	40,280	640,855
Navarre Corp. (a)	5,954	10,122
New Frontier Media, Inc. (a)	5,133	6,314
News Corp. Class A	1,849,783	36,755,188
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	21,978
Omnicom Group, Inc.	236,408	11,688,012
Outdoor Channel Holdings, Inc.	3,578	25,225
Pandora Media, Inc.	47,948	626,201
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	31,043
ReachLocal, Inc. (a)	5,194	40,513
Regal Entertainment Group Class A	55,158	762,284
Rentrak Corp. (a)(d)	4,521	93,946
Saga Communications, Inc. Class A (a)	201	7,542
Salem Communications Corp. Class A (a)	1,732	4,555
Scholastic Corp.	17,229	526,691
Scripps Networks Interactive, Inc. Class A	65,856	2,976,691
Sinclair Broadcast Group, Inc. Class A	37,417	427,302
Sirius XM Radio, Inc. (a)(d)	2,910,962	6,578,774
Spanish Broadcasting System, Inc. Class A (a)	698	3,043
SuperMedia, Inc. (a)(d)	19,383	55,242
The McClatchy Co. Class A (a)(d)	36,929	93,800
The New York Times Co. Class A (a)(d)	86,508	570,088
The Walt Disney Co.	1,395,945	58,615,731
Time Warner Cable, Inc.	256,081	20,317,467
Time Warner, Inc.	813,203	30,259,284
Valassis Communications, Inc. (a)(d)	33,863	845,898
Viacom, Inc. Class B (non-vtg.)	439,392	20,923,847
Virgin Media, Inc.	250,243	6,306,124
Washington Post Co. Class B (d)	3,668	1,444,825
World Wrestling Entertainment, Inc. Class A (d)	44,310	404,993
		382,531,407
Multiline Retail - 0.7%
Big Lots, Inc. (a)	53,063	2,326,813
Dillard's, Inc. Class A	32,687	1,998,483

	Shares	Value
Dollar General Corp. (a)	100,000	$ 4,206,000
Dollar Tree, Inc. (a)	104,600	9,258,146
Family Dollar Stores, Inc.	93,448	5,045,258
Fred's, Inc. Class A	41,012	568,016
Gordmans Stores, Inc. (a)	4,621	70,101
JCPenney Co., Inc. (d)	118,147	4,678,621
Kohl's Corp.	200,742	9,972,863
Macy's, Inc.	332,684	12,632,011
Nordstrom, Inc.	125,044	6,704,859
Saks, Inc. (a)(d)	100,086	1,166,002
Sears Holdings Corp. (a)(d)	33,101	2,305,816
Target Corp.	493,763	27,991,424
The Bon-Ton Stores, Inc. (d)	35,903	172,334
Tuesday Morning Corp. (a)	26,882	92,205
		89,188,952
Specialty Retail - 2.3%
Aarons, Inc. Class A	52,315	1,461,681
Abercrombie & Fitch Co. Class A (d)	65,044	2,978,365
Advance Auto Parts, Inc. (d)	56,386	4,813,673
Aeropostale, Inc. (a)(d)	64,770	1,163,917
America's Car Mart, Inc. (a)(d)	10,422	464,925
American Eagle Outfitters, Inc.	147,326	2,142,120
ANN, Inc. (a)	46,918	1,120,871
Asbury Automotive Group, Inc. (a)(d)	22,455	582,258
Ascena Retail Group, Inc. (a)	45,390	1,752,054
AutoNation, Inc. (a)(d)	41,064	1,399,461
AutoZone, Inc. (a)	25,418	9,518,533
Barnes & Noble, Inc. (a)(d)	28,244	375,928
bebe Stores, Inc.	66,951	599,881
Bed Bath & Beyond, Inc. (a)(d)	191,161	11,419,958
Best Buy Co., Inc. (d)	235,305	5,812,034
Big 5 Sporting Goods Corp.	16,237	126,486
Body Central Corp. (a)	19,422	540,708
Books-A-Million, Inc. (d)	4,414	11,565
Brown Shoe Co., Inc.	39,452	425,293
Build-A-Bear Workshop, Inc. (a)	4,049	22,067
Cabela's, Inc. Class A (a)(d)	35,549	1,261,279
Cache, Inc. (a)	2,880	17,942
CarMax, Inc. (a)(d)	168,519	5,171,848
Casual Male Retail Group, Inc. (a)(d)	14,093	44,393
Charming Shoppes, Inc. (a)(d)	68,622	387,714
Chico's FAS, Inc.	126,827	1,903,673
Christopher & Banks Corp.	18,173	38,890
Citi Trends, Inc. (a)(d)	14,433	156,454
Coldwater Creek, Inc. (a)	52,942	49,765
Collective Brands, Inc. (a)	44,911	809,296
Conn's, Inc. (a)	7,800	103,428
Cost Plus, Inc. (a)(d)	9,618	126,381
Destination Maternity Corp.	9,860	177,283
Dick's Sporting Goods, Inc. (d)	70,000	3,133,200
DSW, Inc. Class A (d)	21,867	1,233,299
Express, Inc. (a)	55,952	1,331,658
Finish Line, Inc. Class A	36,835	846,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc. (d)	110,785	$ 3,231,598
Francescas Holdings Corp. (a)	17,371	398,664
GameStop Corp. Class A (d)	106,346	2,422,562
Gap, Inc. (d)	219,692	5,132,005
Genesco, Inc. (a)(d)	19,944	1,358,984
GNC Holdings, Inc.	32,604	1,055,391
Group 1 Automotive, Inc.	17,193	886,643
Guess?, Inc. (d)	45,871	1,589,430
Haverty Furniture Companies, Inc.	22,550	248,050
hhgregg, Inc. (a)(d)	15,184	173,553
Hibbett Sports, Inc. (a)(d)	22,731	1,112,682
Home Depot, Inc.	1,241,845	59,074,567
Hot Topic, Inc. (d)	51,429	458,747
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	971,513
Kirkland's, Inc. (a)	10,699	170,649
Limited Brands, Inc.	212,274	9,877,109
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	487,924
Lowe's Companies, Inc.	1,010,000	28,663,800
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	473,240
MarineMax, Inc. (a)(d)	10,125	81,810
Midas, Inc. (a)	17,343	158,342
Monro Muffler Brake, Inc.	28,456	1,305,277
New York & Co., Inc. (a)	19,427	50,704
O'Reilly Automotive, Inc. (a)	100,461	8,689,877
Office Depot, Inc. (a)(d)	201,295	664,274
OfficeMax, Inc. (a)(d)	62,318	348,981
Pacific Sunwear of California, Inc. (a)(d)	60,120	126,252
Penske Automotive Group, Inc. (d)	33,321	802,370
Perfumania Holdings, Inc. (a)	876	8,769
PetSmart, Inc. (d)	105,988	5,907,771
Pier 1 Imports, Inc. (a)(d)	84,654	1,453,509
RadioShack Corp.	82,121	582,238
Rent-A-Center, Inc. (d)	45,857	1,624,255
Ross Stores, Inc.	181,478	9,678,222
rue21, Inc. (a)	10,092	269,255
Sally Beauty Holdings, Inc. (a)	112,253	2,671,621
Select Comfort Corp. (a)(d)	50,428	1,492,165
Shoe Carnival, Inc. (a)	3,572	93,515
Signet Jewelers Ltd.	64,202	3,011,074
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	32,657	559,414
Stage Stores, Inc.	23,252	347,617
Staples, Inc. (d)	578,690	8,483,595
Stein Mart, Inc. (a)	16,975	121,711
Systemax, Inc. (a)(d)	6,560	126,608
Talbots, Inc. (a)	34,649	102,561
Teavana Holdings, Inc. (a)(d)	5,562	130,429
The Buckle, Inc.	18,518	831,829
The Cato Corp. Class A (sub. vtg.)	30,985	840,003
The Children's Place Retail Stores, Inc. (a)(d)	18,479	937,809

	Shares	Value
The Men's Wearhouse, Inc.	38,499	$ 1,491,066
The Pep Boys - Manny, Moe & Jack (d)	62,793	944,407
Tiffany & Co., Inc.	113,656	7,388,777
TJX Companies, Inc.	621,248	22,743,889
Tractor Supply Co.	58,000	4,957,260
Trans World Entertainment Corp. (a)	2,977	6,966
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	36,000	2,996,640
Urban Outfitters, Inc. (a)(d)	92,367	2,622,299
Vitamin Shoppe, Inc. (a)(d)	18,626	790,301
West Marine, Inc. (a)	3,285	34,821
Wet Seal, Inc. Class A (a)(d)	66,930	234,255
Williams-Sonoma, Inc. (d)	84,343	3,255,640
Winmark Corp.	391	22,627
Zale Corp. (a)	22,527	72,312
Zumiez, Inc. (a)	17,893	562,198
		280,937,544
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)	29,392	22,338
Carter's, Inc. (a)(d)	38,101	1,850,566
Cherokee, Inc.	14,744	166,165
Coach, Inc.	229,797	17,198,007
Columbia Sportswear Co. (d)	9,939	496,254
Crocs, Inc. (a)(d)	69,757	1,370,725
Culp, Inc. (a)	7,038	73,547
Deckers Outdoor Corp. (a)(d)	30,415	2,273,825
Delta Apparel, Inc. (a)	1,905	31,223
Fossil, Inc. (a)(d)	40,759	4,971,783
G-III Apparel Group Ltd. (a)(d)	9,815	244,590
Hallwood Group, Inc. (a)	605	7,442
Hanesbrands, Inc. (a)(d)	68,808	1,976,854
Iconix Brand Group, Inc. (a)(d)	52,215	948,224
Joe's Jeans, Inc. (a)	32,503	27,790
K-Swiss, Inc. Class A (a)(d)	23,242	77,396
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	209,995
Lacrosse Footwear, Inc.	810	10,360
Liz Claiborne, Inc. (a)(d)	79,525	777,755
Maidenform Brands, Inc. (a)	18,000	378,000
Michael Kors Holdings Ltd.	41,224	1,782,938
Movado Group, Inc.	12,323	263,712
NIKE, Inc. Class B	303,000	32,699,760
Oxford Industries, Inc.	8,687	437,825
Perry Ellis International, Inc. (a)(d)	7,954	138,638
PVH Corp.	48,056	4,085,241
Quiksilver, Inc. (a)	80,002	374,409
R.G. Barry Corp.	2,683	37,508
Ralph Lauren Corp.	48,000	8,339,040
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,486	338,226
Steven Madden Ltd. (a)(d)	32,649	1,409,784
Superior Uniform Group, Inc.	859	10,720
The Jones Group, Inc.	62,712	617,713
True Religion Apparel, Inc. (a)	26,399	696,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	27,400	$ 2,445,176
Unifi, Inc. (a)	18,843	156,208
Vera Bradley, Inc. (a)(d)	16,362	600,485
VF Corp.	71,637	10,462,584
Warnaco Group, Inc. (a)(d)	50,511	2,965,501
Wolverine World Wide, Inc. (d)	34,429	1,313,122
		102,287,571
TOTAL CONSUMER DISCRETIONARY		1,448,486,735
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Beam, Inc.	134,223	7,393,003
Boston Beer Co., Inc. Class A (a)(d)	7,731	730,734
Brown-Forman Corp. Class B (non-vtg.)	80,869	6,602,954
Central European Distribution Corp. (a)(d)	104,154	454,111
Coca-Cola Bottling Co. CONSOLIDATED	3,094	199,377
Coca-Cola Enterprises, Inc.	237,534	6,864,733
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	3,512,615
Craft Brew Alliance, Inc. (a)	5,908	36,925
Dr Pepper Snapple Group, Inc.	184,807	7,031,906
Jones Soda Co. (a)	15,000	7,500
MGP Ingredients, Inc.	4,299	25,966
Molson Coors Brewing Co. Class B	123,862	5,442,496
Monster Beverage Corp. (a)	117,204	6,702,897
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,244,846	78,350,607
Primo Water Corp. (a)	8,907	23,693
The Coca-Cola Co.	1,673,532	116,912,946
		240,415,644
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,533	712,407
Arden Group, Inc. Class A	86	7,700
Casey's General Stores, Inc.	29,040	1,487,719
Chefs' Warehouse Holdings (a)	6,997	146,937
Costco Wholesale Corp.	345,917	29,769,617
Crumbs Bake Shop, Inc. (a)	5,760	21,658
CVS Caremark Corp.	1,080,716	48,740,292
Fresh Market, Inc. (a)	21,393	963,113
Ingles Markets, Inc. Class A	14,662	262,010
Kroger Co.	454,411	10,810,438
Nash-Finch Co. (d)	11,468	307,457
PriceSmart, Inc.	12,950	836,959
Rite Aid Corp. (a)	488,242	751,893
Roundy's, Inc.	8,260	82,600
Ruddick Corp.	32,261	1,321,411
Safeway, Inc. (d)	256,994	5,512,521
Spartan Stores, Inc. (d)	24,920	444,573

	Shares	Value
SUPERVALU, Inc. (d)	144,357	$ 942,651
Susser Holdings Corp. (a)	14,504	367,531
Sysco Corp.	467,941	13,766,824
The Pantry, Inc. (a)(d)	24,320	302,298
United Natural Foods, Inc. (a)(d)	43,201	1,966,510
Village Super Market, Inc. Class A	3,352	100,862
Wal-Mart Stores, Inc.	1,420,000	83,893,600
Walgreen Co.	720,814	23,902,192
Weis Markets, Inc.	8,067	345,752
Whole Foods Market, Inc. (d)	118,372	9,557,355
Winn-Dixie Stores, Inc. (a)(d)	64,909	615,337
		237,940,217
Food Products - 1.7%
Alico, Inc.	172	4,001
Archer Daniels Midland Co.	508,690	15,871,128
B&G Foods, Inc. Class A (d)	31,304	728,757
Bridgford Foods Corp. (a)	344	2,986
Bunge Ltd.	116,141	7,818,612
Cal-Maine Foods, Inc.	14,807	570,070
Calavo Growers, Inc.	6,680	183,700
Campbell Soup Co. (d)	177,820	5,924,962
Chiquita Brands International, Inc. (a)(d)	30,757	294,960
Coffee Holding Co., Inc.	3,401	26,868
ConAgra Foods, Inc.	319,463	8,385,904
Corn Products International, Inc.	54,809	3,143,296
Darling International, Inc. (a)(d)	84,068	1,344,247
Dean Foods Co. (a)	123,257	1,511,131
Diamond Foods, Inc. (d)	18,346	438,836
Dole Food Co., Inc. (a)(d)	21,106	202,195
Farmer Brothers Co.	3,100	34,317
Flowers Foods, Inc.	97,053	1,857,594
Fresh Del Monte Produce, Inc.	29,950	672,677
General Mills, Inc.	489,731	18,761,595
Green Mountain Coffee Roasters, Inc. (a)(d)	100,000	6,497,000
H.J. Heinz Co. (d)	263,879	13,909,062
Hain Celestial Group, Inc. (a)(d)	37,478	1,530,602
Hershey Co. (d)	139,801	8,485,921
Hormel Foods Corp.	107,713	3,066,589
Imperial Sugar Co. (d)	14,457	83,128
J&J Snack Foods Corp.	10,285	515,998
John B. Sanfilippo & Son, Inc. (a)	2,548	27,264
Kellogg Co.	206,669	10,819,122
Kraft Foods, Inc. Class A	1,312,836	49,979,667
Lancaster Colony Corp.	17,892	1,166,022
McCormick & Co., Inc. (non-vtg.)	101,330	5,112,099
Mead Johnson Nutrition Co. Class A	173,455	13,486,126
Omega Protein Corp. (a)	32,056	264,783
Pilgrims Pride Corp. (d)	23,854	149,565
Pilgrims Pride Corp. rights 3/1/12 (a)	30,088	11,035
Post Holdings, Inc. (a)	19,173	597,047
Ralcorp Holdings, Inc. (a)	38,347	2,860,686
Sanderson Farms, Inc.	16,208	797,434
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	451,262	$ 9,138,056
Seneca Foods Corp. Class A (a)	7,029	180,083
Smart Balance, Inc. (a)	45,561	272,910
Smithfield Foods, Inc. (a)(d)	112,502	2,635,922
Snyders-Lance, Inc.	43,541	977,495
The J.M. Smucker Co.	85,628	6,449,501
Tootsie Roll Industries, Inc. (d)	17,168	399,156
TreeHouse Foods, Inc. (a)(d)	29,752	1,713,715
Tyson Foods, Inc. Class A	218,213	4,126,408
		213,030,232
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	332,213
Church & Dwight Co., Inc. (d)	119,008	5,681,442
Clorox Co.	100,862	6,819,280
Colgate-Palmolive Co. (d)	360,000	33,544,800
Energizer Holdings, Inc. (a)(d)	53,405	4,082,812
Harbinger Group, Inc. (a)	756	3,447
Kimberly-Clark Corp.	311,479	22,700,590
Oil-Dri Corp. of America	644	13,389
Orchids Paper Products Co.	612	10,955
Procter & Gamble Co.	2,204,967	148,879,372
Spectrum Brands Holdings, Inc. (a)	17,958	510,366
WD-40 Co.	17,410	750,023
		223,328,689
Personal Products - 0.3%
Avon Products, Inc.	349,895	6,539,538
Elizabeth Arden, Inc. (a)(d)	17,715	658,112
Estee Lauder Companies, Inc. Class A	198,684	11,630,961
Herbalife Ltd.	86,338	5,716,439
Inter Parfums, Inc.	14,485	244,362
Mannatech, Inc. (a)	599	2,336
MediFast, Inc. (a)(d)	10,225	165,952
Nature's Sunshine Products, Inc. (a)	2,859	42,170
Nu Skin Enterprises, Inc. Class A	53,831	3,109,279
Nutraceutical International Corp. (a)	2,650	34,503
Prestige Brands Holdings, Inc. (a)	29,892	493,218
Revlon, Inc. (a)	13,966	211,725
Schiff Nutrition International, Inc. (a)(d)	11,821	131,922
The Female Health Co.	4,862	23,921
USANA Health Sciences, Inc. (a)(d)	10,334	383,391
		29,387,829
Tobacco - 1.6%
Alliance One International, Inc. (a)(d)	89,449	330,067
Altria Group, Inc.	1,679,474	50,552,167
Lorillard, Inc.	110,571	14,493,647
Philip Morris International, Inc.	1,403,953	117,258,155
Reynolds American, Inc.	282,694	11,853,359
Star Scientific, Inc. (a)(d)	64,344	241,290

	Shares	Value
Universal Corp.	22,476	$ 1,032,547
Vector Group Ltd. (d)	25,200	457,380
		196,218,612
TOTAL CONSUMER STAPLES		1,140,321,223
ENERGY - 11.1%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	71,156	3,384,179
Baker Hughes, Inc.	353,994	17,798,818
Basic Energy Services, Inc. (a)(d)	31,153	618,699
Bolt Technology Corp.	1,626	22,406
Bristow Group, Inc.	25,621	1,209,567
C&J Energy Services, Inc. (d)	9,114	185,196
Cal Dive International, Inc. (a)(d)	78,352	227,221
Cameron International Corp. (a)(d)	182,754	10,181,225
Carbo Ceramics, Inc. (d)	15,710	1,439,822
Dawson Geophysical Co. (a)	7,871	298,232
Diamond Offshore Drilling, Inc. (d)	64,380	4,408,099
Dresser-Rand Group, Inc. (a)(d)	57,305	3,009,659
Dril-Quip, Inc. (a)(d)	25,155	1,760,598
ENGlobal Corp. (a)	5,637	12,965
Exterran Holdings, Inc. (a)(d)	43,308	623,635
FMC Technologies, Inc. (a)(d)	183,330	9,245,332
Geokinetics, Inc. (a)	3,794	7,550
Global Geophysical Services, Inc. (a)	18,062	194,708
Gulf Island Fabrication, Inc. (d)	10,744	314,907
Gulfmark Offshore, Inc. Class A (a)	20,706	1,040,269
Halliburton Co.	735,826	26,923,873
Helix Energy Solutions Group, Inc. (a)(d)	73,132	1,407,060
Helmerich & Payne, Inc. (d)	72,146	4,422,550
Hercules Offshore, Inc. (a)	133,946	680,446
Hornbeck Offshore Services, Inc. (a)	24,578	1,001,554
ION Geophysical Corp. (a)(d)	95,187	681,539
Key Energy Services, Inc. (a)(d)	103,489	1,765,522
Lufkin Industries, Inc.	23,923	1,905,228
Matrix Service Co. (a)	19,340	256,062
McDermott International, Inc. (a)	177,047	2,312,234
Mitcham Industries, Inc. (a)	8,347	195,069
Nabors Industries Ltd. (a)	221,501	4,824,292
National Oilwell Varco, Inc.	344,829	28,458,737
Natural Gas Services Group, Inc. (a)	21,602	302,212
Newpark Resources, Inc. (a)(d)	85,435	672,373
Noble Corp. (d)	237,885	9,558,219
Oceaneering International, Inc.	84,562	4,589,180
Oil States International, Inc. (a)(d)	36,506	2,965,017
OYO Geospace Corp. (a)(d)	6,500	715,325
Parker Drilling Co. (a)(d)	122,844	777,603
Patterson-UTI Energy, Inc.	122,546	2,379,843
PHI, Inc. (non-vtg.) (a)	18,377	406,132
Pioneer Drilling Co. (a)	46,756	465,690
RigNet, Inc. (a)	15,376	261,392
Rowan Companies, Inc. (a)	91,863	3,386,989
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	43,642	$ 698,708
Schlumberger Ltd.	1,075,278	83,452,326
SEACOR Holdings, Inc. (a)	15,683	1,550,735
Superior Energy Services, Inc. (a)	113,113	3,318,735
Tesco Corp. (a)(d)	25,016	383,245
TETRA Technologies, Inc. (a)	50,020	454,682
TGC Industries, Inc. (a)	2,598	26,344
Tidewater, Inc.	35,470	2,110,465
Union Drilling, Inc. (a)(d)	13,180	88,833
Unit Corp. (a)(d)	34,938	1,662,001
Weatherford International Ltd. (a)	645,319	10,312,198
Willbros Group, Inc. (a)	33,113	139,075
		261,494,575
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (a)(d)	126,005	506,540
Alon USA Energy, Inc.	9,432	88,661
Alpha Natural Resources, Inc. (a)	175,427	3,255,925
Amyris, Inc. (a)(d)	28,043	150,871
Anadarko Petroleum Corp.	390,202	32,823,792
Apache Corp.	308,807	33,329,540
APCO Oil and Gas International, Inc. (d)	5,546	416,948
Approach Resources, Inc. (a)	13,537	467,839
Arch Coal, Inc.	156,559	2,124,506
ATP Oil & Gas Corp. (a)(d)	43,659	349,272
Barnwell Industries, Inc. (a)	2,847	8,029
Berry Petroleum Co. Class A	38,847	2,096,184
Bill Barrett Corp. (a)(d)	29,806	871,229
Bonanza Creek Energy, Inc.	8,119	151,013
BPZ Energy, Inc. (a)	134,116	430,512
Cabot Oil & Gas Corp.	160,706	5,605,425
Callon Petroleum Co. (a)	31,499	222,383
Carrizo Oil & Gas, Inc. (a)(d)	24,378	686,728
Cheniere Energy, Inc. (a)	68,292	1,027,112
Chesapeake Energy Corp. (d)	523,796	13,094,900
Chevron Corp.	1,600,537	174,650,597
Cimarex Energy Co. (d)	62,545	5,045,505
Clayton Williams Energy, Inc. (a)(d)	7,754	685,066
Clean Energy Fuels Corp. (a)(d)	33,840	635,854
Cloud Peak Energy, Inc. (a)(d)	54,586	967,264
Cobalt International Energy, Inc. (a)(d)	125,251	3,765,045
Comstock Resources, Inc. (a)(d)	32,496	520,911
Concho Resources, Inc. (a)(d)	78,728	8,411,300
ConocoPhillips	985,485	75,438,877
CONSOL Energy, Inc. (d)	196,571	7,041,173
Contango Oil & Gas Co. (a)(d)	16,222	1,031,395
Continental Resources, Inc. (a)(d)	57,407	5,205,667
Crimson Exploration, Inc. (a)	12,416	38,614
Crosstex Energy, Inc. (d)	45,920	630,482
CVR Energy, Inc. (a)(d)	64,562	1,756,732
Delek US Holdings, Inc.	32,818	433,526
Denbury Resources, Inc. (a)(d)	301,228	5,997,449

	Shares	Value
Devon Energy Corp.	315,153	$ 23,103,866
DHT Holdings, Inc.	59,972	66,569
Double Eagle Petroleum Co. (a)	1,282	8,705
El Paso Corp.	620,823	17,265,088
Endeavour International Corp. (a)(d)	23,917	276,720
Energen Corp.	50,746	2,701,210
Energy Partners Ltd. (a)	15,481	263,796
EOG Resources, Inc.	219,656	25,010,032
EQT Corp.	123,622	6,554,438
Evolution Petroleum Corp. (a)	6,950	64,496
EXCO Resources, Inc. (d)	115,116	820,777
Exxon Mobil Corp.	3,837,132	331,911,918
Forest Oil Corp. (a)(d)	81,222	1,050,200
FX Energy, Inc. (a)(d)	35,252	223,145
Gasco Energy, Inc. (a)	97,844	28,375
Gastar Exploration Ltd. (a)	36,342	104,302
Georesources, Inc. (a)	13,181	422,319
Gevo, Inc. (a)(d)	11,229	112,402
GMX Resources, Inc. (a)(d)	74,770	131,595
Goodrich Petroleum Corp. (a)(d)	33,339	531,090
Green Plains Renewable Energy, Inc. (a)(d)	14,190	161,057
Gulfport Energy Corp. (a)(d)	37,953	1,275,980
Halcon Resources Corp. (a)(d)	3,619	39,773
Harvest Natural Resources, Inc. (a)(d)	33,266	220,221
Hess Corp.	252,487	16,391,456
HKN, Inc. (a)	104	241
HollyFrontier Corp.	153,818	5,019,081
Houston American Energy Corp. (a)(d)	10,835	117,451
Hyperdynamics Corp. (a)(d)	125,930	171,265
James River Coal Co. (a)(d)	31,067	178,014
Kinder Morgan Holding Co. LLC (d)	105,230	3,708,305
KiOR, Inc. Class A (d)	6,909	60,108
Kodiak Oil & Gas Corp. (a)	185,027	1,792,912
Laredo Petroleum Holdings, Inc.	14,587	370,072
Lucas Energy, Inc. (a)(d)	9,400	27,542
Magellan Petroleum Corp. (a)	35,895	45,587
Magnum Hunter Resources Corp. (d)	70,308	486,531
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	590,579	20,014,722
Marathon Petroleum Corp.	293,451	12,192,889
Matador Resources Co.	10,890	129,155
McMoRan Exploration Co. (a)(d)	160,744	2,250,416
Miller Energy Resources, Inc. (a)(d)	6,846	28,753
Murphy Oil Corp.	146,942	9,395,471
Newfield Exploration Co. (a)	99,791	3,592,476
Noble Energy, Inc.	151,272	14,771,711
Northern Oil & Gas, Inc. (a)(d)	45,133	1,070,103
Oasis Petroleum, Inc. (a)	46,478	1,490,549
Occidental Petroleum Corp.	647,508	67,580,410
Overseas Shipholding Group, Inc. (d)	23,729	210,002
Pacific Ethanol, Inc. (a)(d)	12,492	15,365
Panhandle Royalty Co. Class A	6,335	184,665
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)(d)	69,937	$ 505,645
Peabody Energy Corp.	230,827	8,051,246
Penn Virginia Corp.	41,256	201,742
Petroleum Development Corp. (a)(d)	22,646	736,901
Petroquest Energy, Inc. (a)(d)	70,948	432,783
Pioneer Natural Resources Co. (d)	90,370	9,908,167
Plains Exploration & Production Co. (a)	139,377	6,142,344
QEP Resources, Inc.	129,536	4,422,359
Quicksilver Resources, Inc. (a)(d)	93,566	518,356
Range Resources Corp.	123,664	7,874,924
Recovery Energy, Inc. (a)	5,171	21,408
Renewable Energy Group, Inc.	5,623	53,812
Rentech, Inc. (a)	169,556	301,810
Resolute Energy Corp. (a)	29,689	331,329
Rex American Resources Corp. (a)	3,020	92,623
Rex Energy Corp. (a)	32,188	370,162
Rosetta Resources, Inc. (a)(d)	38,625	1,971,420
Royale Energy, Inc. (a)(d)	5,368	33,121
Sanchez Energy Corp.	7,390	176,843
SandRidge Energy, Inc. (a)(d)	276,761	2,399,518
Saratoga Resources, Inc. (a)	12,254	81,489
SemGroup Corp. Class A (a)	25,511	723,747
Ship Finance International Ltd. (NY Shares) (d)	31,210	428,513
SM Energy Co.	62,332	4,906,775
SMF Energy Corp.	4,165	15,119
Solazyme, Inc. (d)	17,729	244,306
Southern Union Co.	86,373	3,795,230
Southwestern Energy Co. (a)(d)	311,067	10,283,875
Spectra Energy Corp.	539,426	16,927,188
Stone Energy Corp. (a)(d)	34,932	1,116,077
Sunoco, Inc.	85,182	3,290,581
Swift Energy Co. (a)(d)	28,396	852,732
Synergy Resources Corp. (a)	19,735	67,888
Syntroleum Corp. (a)(d)	24,702	30,630
Targa Resources Corp.	22,682	1,007,761
Teekay Corp. (d)	33,173	955,382
Tesoro Corp. (a)(d)	104,321	2,767,636
Ultra Petroleum Corp. (a)(d)	143,182	3,573,823
Uranium Energy Corp. (a)(d)	54,945	206,044
Uranium Resources, Inc. (a)(d)	182,289	174,997
USEC, Inc. (a)(d)	83,065	111,307
Vaalco Energy, Inc. (a)(d)	68,248	538,477
Valero Energy Corp. (d)	446,841	10,943,136
Venoco, Inc. (a)	17,373	189,366
Verenium Corp. (a)	522	1,472
Voyager Oil & Gas, Inc. (a)	11,615	37,633
W&T Offshore, Inc.	37,319	942,305
Warren Resources, Inc. (a)(d)	48,923	190,800
Western Refining, Inc.	40,348	732,316
Westmoreland Coal Co. (a)	6,050	63,586

	Shares	Value
Whiting Petroleum Corp. (a)(d)	87,846	$ 5,151,289
Williams Companies, Inc.	481,586	14,389,790
World Fuel Services Corp. (d)	48,766	2,031,592
WPX Energy, Inc.	146,535	2,661,076
ZaZa Energy Corp. (a)(d)	19,430	76,166
Zion Oil & Gas, Inc. (a)	8,166	22,293
		1,097,685,102
TOTAL ENERGY		1,359,179,677
FINANCIALS - 15.2%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	37,232	3,961,112
Ameriprise Financial, Inc.	181,426	10,116,314
Arlington Asset Investment Corp.	9,211	212,774
Artio Global Investors, Inc. Class A (d)	27,717	132,764
Bank of New York Mellon Corp.	999,669	22,102,682
BGC Partners, Inc. Class A	92,324	649,038
BlackRock, Inc. Class A	81,680	16,254,320
Calamos Asset Management, Inc. Class A	22,184	271,976
Charles Schwab Corp.	880,911	12,227,045
CIFI Corp. (a)	3,896	20,415
Cohen & Steers, Inc. (d)	17,375	572,333
Cowen Group, Inc. Class A (a)	80,174	224,487
Diamond Hill Investment Group, Inc.	308	23,359
Duff & Phelps Corp. Class A	16,165	222,430
E*TRADE Financial Corp. (a)	185,916	1,790,371
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,399,182
Edelman Financial Group, Inc.	24,098	161,457
Epoch Holding Corp. (d)	7,185	179,266
Evercore Partners, Inc. Class A	15,573	423,430
FBR Capital Markets Corp. (a)	45,886	115,633
Federated Investors, Inc. Class B (non-vtg.) (d)	71,651	1,468,129
Financial Engines, Inc. (a)(d)	27,286	628,942
Franklin Resources, Inc.	126,452	14,907,426
FXCM, Inc. Class A (d)	35,893	339,548
GAMCO Investors, Inc. Class A	6,083	280,487
GFI Group, Inc.	69,449	266,684
Gleacher & Co., Inc. (a)	36,175	54,986
Goldman Sachs Group, Inc.	338,852	39,015,419
Greenhill & Co., Inc.	20,317	893,135
HFF, Inc. (a)	19,976	287,854
ICG Group, Inc. (a)	32,808	284,445
Institutional Financial Markets, Inc.	6,881	10,459
INTL FCStone, Inc. (a)(d)	11,151	252,570
Invesco Ltd.	388,589	9,625,350
Investment Technology Group, Inc. (a)(d)	30,988	356,362
Janus Capital Group, Inc. (d)	134,316	1,184,667
Jefferies Group, Inc.	106,987	1,788,823
JMP Group, Inc.	11,989	85,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KBW, Inc.	24,195	$ 399,943
Knight Capital Group, Inc. Class A (a)(d)	70,305	931,541
Ladenburg Thalmann Financial Services, Inc. (a)(d)	32,105	65,173
Legg Mason, Inc.	140,686	3,853,390
LPL Investment Holdings, Inc. (a)	22,392	763,567
Medallion Financial Corp.	4,309	47,184
Morgan Stanley	1,105,371	20,493,578
Northern Trust Corp.	166,504	7,394,443
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	114,569
Penson Worldwide, Inc. (a)(d)	19,665	25,171
Piper Jaffray Companies (a)(d)	20,940	514,705
Raymond James Financial, Inc.	71,252	2,520,183
Safeguard Scientifics, Inc. (a)(d)	26,745	452,258
SEI Investments Co.	105,344	2,080,544
State Street Corp.	409,637	17,298,971
Stifel Financial Corp. (a)(d)	38,055	1,428,204
SWS Group, Inc.	24,189	135,217
T. Rowe Price Group, Inc.	196,242	12,086,545
TD Ameritrade Holding Corp.	169,026	3,155,715
Teton Advisors, Inc. (a)	106	1,643
U.S. Global Investments, Inc. Class A	7,637	56,514
Virtus Investment Partners, Inc. (a)	3,888	309,252
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,210,620
Walter Investment Management Corp.	18,710	381,310
Westwood Holdings Group, Inc.	1,868	72,366
WisdomTree Investments, Inc. (a)	49,507	350,510
		220,934,152
Commercial Banks - 3.0%
1st Source Corp. (d)	8,597	211,056
1st United Bancorp, Inc. (a)	20,464	120,738
ACNB Corp.	3,789	54,221
Alliance Financial Corp.	3,879	114,508
American National Bankshares, Inc.	2,748	58,395
Ameris Bancorp (a)(d)	20,460	235,699
Ames National Corp.	1,209	26,175
Arrow Financial Corp.	12,653	304,431
Associated Banc-Corp.	127,560	1,688,894
BancFirst Corp.	10,611	434,308
Bancorp, Inc., Delaware (a)	16,751	139,368
BancorpSouth, Inc.	61,827	732,032
BancTrust Financial Group, Inc. (a)	4,197	5,456
Bank of Hawaii Corp.	62,564	2,877,944
Bank of Kentucky Financial Corp.	1,699	42,186
Bank of Marin Bancorp	2,794	98,265
Bank of the James Financial Group, Inc. (a)	600	3,096
Bank of the Ozarks, Inc.	37,486	1,100,214
Banner Bank	13,068	269,331
Bar Harbor Bankshares	2,686	82,057

	Shares	Value
BB&T Corp.	568,836	$ 16,638,453
BBCN Bancorp, Inc. (a)	52,596	539,109
BCB Bancorp, Inc. (d)	2,814	29,406
BOK Financial Corp.	36,579	1,963,561
Boston Private Financial Holdings, Inc. (d)	49,884	475,395
Bridge Bancorp, Inc.	540	10,832
Bridge Capital Holdings (a)	1,107	13,350
Bryn Mawr Bank Corp.	7,755	152,463
BSB Bancorp, Inc.	6,958	78,417
Camden National Corp.	1,850	65,398
Capital City Bank Group, Inc.	7,146	56,239
CapitalSource, Inc.	236,039	1,593,263
Cardinal Financial Corp.	11,113	119,465
Cascade Bancorp (a)(d)	4,186	24,279
Cathay General Bancorp	74,072	1,210,336
Center Bancorp, Inc.	6,904	66,347
Centerstate Banks of Florida, Inc.	6,387	44,709
Central Pacific Financial Corp. (a)(d)	20,164	279,070
Century Bancorp, Inc. Class A (non-vtg.)	686	16,985
Chemical Financial Corp.	26,904	593,502
CIT Group, Inc. (a)	177,243	7,215,563
Citizens & Northern Corp.	8,777	174,662
Citizens Republic Bancorp, Inc. (a)	26,148	357,966
City Holding Co.	22,173	759,869
City National Corp. (d)	34,413	1,617,411
CNB Financial Corp., Pennsylvania	6,683	103,587
CoBiz, Inc.	39,972	233,037
Columbia Banking Systems, Inc. (d)	29,815	630,587
Comerica, Inc.	150,887	4,479,835
Commerce Bancshares, Inc.	62,562	2,415,519
Community Bank System, Inc.	29,335	801,432
Community Trust Bancorp, Inc.	13,652	421,028
Cullen/Frost Bankers, Inc.	42,764	2,415,311
CVB Financial Corp.	75,043	808,213
Eagle Bancorp, Inc., Maryland (a)	8,538	132,424
East West Bancorp, Inc.	159,291	3,523,517
Eastern Virginia Bankshares, Inc. (a)	821	2,430
Encore Bancshares, Inc. (a)	960	13,920
Enterprise Bancorp, Inc.	803	12,728
Enterprise Financial Services Corp.	12,168	141,149
Farmers National Banc Corp.	14,652	82,051
Fidelity Southern Corp.	3,191	20,422
Fifth Third Bancorp	789,319	10,742,632
Financial Institutions, Inc.	12,700	207,772
First Bancorp, North Carolina	9,193	91,930
First Bancorp, Puerto Rico (a)(d)	31,060	120,202
First Busey Corp.	50,381	243,844
First Citizen Bancshares, Inc.	4,653	819,626
First Commonwealth Financial Corp. (d)	74,665	447,243
First Community Bancshares, Inc.	8,561	106,156
First Connecticut Bancorp, Inc.	11,897	153,471
First Financial Bancorp, Ohio	41,951	686,738
First Financial Bankshares, Inc. (d)	36,100	1,236,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana (d)	8,837	$ 282,696
First Financial Service Corp. (a)	2,521	7,815
First Horizon National Corp.	177,392	1,667,485
First Interstate Bancsystem, Inc.	16,000	217,600
First M&F Corp.	2,170	8,376
First Merchants Corp.	25,012	277,133
First Midwest Bancorp, Inc., Delaware	83,782	968,520
First Niagara Financial Group, Inc.	246,667	2,358,137
First of Long Island Corp.	1,768	45,862
First Republic Bank (a)	55,175	1,654,698
First United Corp. (a)	3,018	16,358
FirstMerit Corp.	79,130	1,270,037
FNB Corp., Pennsylvania	105,430	1,243,020
FNB United Corp. (a)(d)	490	7,335
Fulton Financial Corp.	148,647	1,456,741
German American Bancorp, Inc.	4,623	90,518
Glacier Bancorp, Inc.	63,024	869,731
Great Southern Bancorp, Inc.	6,815	150,066
Green Bankshares, Inc. (a)	6,941	9,995
Guaranty Bancorp (a)	13,950	22,181
Hampton Roads Bankshares, Inc. (a)(d)	18,252	47,455
Hancock Holding Co.	65,414	2,220,805
Hanmi Financial Corp. (a)	26,311	228,116
Hawthorn Bancshares, Inc.	1,384	9,896
Heartland Financial USA, Inc.	6,878	108,191
Heritage Commerce Corp. (a)(d)	14,712	77,238
Heritage Financial Corp., Washington (d)	12,768	171,091
Heritage Oaks Bancorp (a)	3,340	13,527
Home Bancshares, Inc.	25,101	632,545
Horizon Bancorp Industries	471	8,290
Hudson Valley Holding Corp.	14,551	237,472
Huntington Bancshares, Inc.	649,123	3,794,124
IBERIABANK Corp. (d)	22,592	1,198,280
Independent Bank Corp. (a)(d)	1,144	1,773
Independent Bank Corp., Massachusetts (d)	25,945	713,228
International Bancshares Corp.	41,513	787,917
Intervest Bancshares Corp. Class A (a)	6,160	20,944
Investors Bancorp, Inc. (a)	48,601	706,173
KeyCorp	879,084	7,120,580
Lakeland Bancorp, Inc.	9,026	81,776
Lakeland Financial Corp.	13,545	341,605
M&T Bank Corp.	96,545	7,880,003
Macatawa Bank Corp. (a)(d)	22,839	62,807
MainSource Financial Group, Inc.	13,271	134,568
MB Financial, Inc.	39,661	789,254
MBT Financial Corp. (a)	1,548	3,282
Merchants Bancshares, Inc.	4,373	121,788
Metro Bancorp, Inc. (a)	11,557	122,966
Midsouth Bancorp, Inc.	5,240	67,386
National Bankshares, Inc.	5,203	140,533

	Shares	Value
National Penn Bancshares, Inc. (d)	120,787	$ 1,056,886
NBT Bancorp, Inc.	33,888	739,097
NewBridge Bancorp (a)	7,211	29,277
North Valley Bancorp (a)	849	8,881
Northrim Bancorp, Inc.	2,935	58,700
Old National Bancorp, Indiana	66,861	807,681
Old Second Bancorp, Inc. (a)(d)	18,605	22,326
OmniAmerican Bancorp, Inc. (a)	6,877	123,030
Oriental Financial Group, Inc. (d)	28,906	339,646
Orrstown Financial Services, Inc.	4,006	34,652
Pacific Capital Bancorp NA (a)	7,809	218,730
Pacific Continental Corp.	3,048	25,603
Pacific Mercantile Bancorp (a)	5,055	22,040
Pacific Premier Bancorp, Inc. (a)	35	263
PacWest Bancorp	32,508	707,699
Palmetto Bancshares, Inc. (a)	315	1,733
Park National Corp. (d)	10,514	723,784
Park Sterling Corp. (a)	122	555
Penns Woods Bancorp, Inc.	306	11,931
Peoples Bancorp, Inc.	3,334	53,911
Peoples Financial Corp., Mississippi	2,667	25,897
Pinnacle Financial Partners, Inc. (a)(d)	30,086	498,224
PNC Financial Services Group, Inc.	426,140	25,363,853
Popular, Inc. (a)	781,463	1,484,780
Preferred Bank, Los Angeles (a)	1,131	11,423
Premier Financial Bancorp, Inc. (a)	115	702
Princeton National Bancorp, Inc. (a)(d)	2,541	4,167
PrivateBancorp, Inc.	59,931	869,000
Prosperity Bancshares, Inc.	34,532	1,510,430
Regions Financial Corp.	944,773	5,441,892
Renasant Corp.	22,516	341,568
Republic Bancorp, Inc., Kentucky Class A	18,205	474,422
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,564
S&T Bancorp, Inc.	32,238	683,768
S.Y. Bancorp, Inc.	6,551	142,484
Sandy Spring Bancorp, Inc.	13,803	249,282
SCBT Financial Corp.	10,493	324,968
Seacoast Banking Corp., Florida (a)	25,630	47,416
Shore Bancshares, Inc.	2,958	18,251
Sierra Bancorp	3,618	33,286
Signature Bank (a)(d)	34,178	2,028,806
Simmons First National Corp. Class A	10,951	287,902
Southside Bancshares, Inc.	12,128	258,448
Southwest Bancorp, Inc., Oklahoma (a)	15,446	132,218
State Bank Financial Corp. (a)	21,939	356,289
State Investors Bancorp, Inc. (a)	2,013	22,425
StellarOne Corp.	11,962	139,118
Sterling Bancorp, New York	27,642	246,014
Sterling Financial Corp., Washington (a)	32,587	634,143
Suffolk Bancorp (a)	12,482	151,032
Sun Bancorp, Inc., New Jersey (a)	29,419	84,433
SunTrust Banks, Inc.	406,442	9,331,908
Susquehanna Bancshares, Inc. (d)	163,794	1,518,370
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)(d)	37,929	$ 2,248,431
Synovus Financial Corp.	628,901	1,333,270
Taylor Capital Group, Inc. (a)(d)	9,976	134,177
TCF Financial Corp. (d)	106,955	1,152,975
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,507,631
The First Bancorp, Inc.	2,896	43,440
TIB Financial Corp. (a)	215	2,322
Tompkins Financial Corp. (d)	6,090	250,299
TowneBank (d)	18,053	233,245
Trico Bancshares	12,062	195,404
Trustmark Corp.	54,904	1,294,636
U.S. Bancorp	1,544,556	45,409,946
UMB Financial Corp.	25,089	1,044,957
Umpqua Holdings Corp. (d)	89,344	1,100,718
Union/First Market Bankshares Corp.	16,413	227,812
United Bankshares, Inc., West Virginia	35,646	1,043,715
United Community Banks, Inc., Georgia (a)	13,649	122,432
Univest Corp. of Pennsylvania	7,216	114,013
Valley National Bancorp (d)	175,665	2,197,569
Virginia Commerce Bancorp, Inc. (a)	37,552	315,437
VIST Financial Corp.	1,370	16,385
Washington Banking Co., Oak Harbor	5,615	71,254
Washington Trust Bancorp, Inc.	15,489	364,146
Webster Financial Corp. (d)	53,186	1,163,710
Wellesley Bancorp, Inc.	673	8,372
Wells Fargo & Co.	3,979,209	124,509,450
WesBanco, Inc.	18,333	357,494
West Bancorp., Inc.	1,202	11,575
West Coast Bancorp (a)	10,217	175,222
Westamerica Bancorp.	22,409	1,061,290
Western Alliance Bancorp. (a)(d)	48,403	394,000
Wilshire Bancorp, Inc. (a)(d)	41,540	180,284
Wintrust Financial Corp.	26,208	883,472
Zions Bancorporation	135,681	2,577,939
		363,709,861
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	34,619	358,999
American Express Co.	815,889	43,152,369
Capital One Financial Corp.	380,834	19,270,200
Cash America International, Inc. (d)	21,391	992,115
CompuCredit Holdings Corp. (a)(d)	48,566	260,799
Consumer Portfolio Services, Inc. (a)	2,464	2,883
Credit Acceptance Corp. (a)(d)	6,852	659,574
DFC Global Corp. (a)	41,227	738,376
Discover Financial Services	420,798	12,628,148
EZCORP, Inc. (non-vtg.) Class A (a)	32,709	1,030,334
First Cash Financial Services, Inc. (a)(d)	20,351	860,033
First Marblehead Corp. (a)(d)	51,880	63,294
Green Dot Corp. Class A (a)	12,869	410,907

	Shares	Value
Imperial Holdings, Inc. (a)	16,708	$ 41,770
Nelnet, Inc. Class A	22,213	586,867
Netspend Holdings, Inc. (a)	44,711	384,962
SLM Corp.	416,481	6,563,741
World Acceptance Corp. (a)(d)	15,268	969,823
		88,975,194
Diversified Financial Services - 2.6%
Bank of America Corp.	8,108,250	64,622,753
CBOE Holdings, Inc.	65,601	1,808,620
Citigroup, Inc.	2,316,107	77,172,685
CME Group, Inc.	51,156	14,809,150
FX Alliance, Inc.	4,330	58,585
Gain Capital Holdings, Inc.	15,735	82,451
Interactive Brokers Group, Inc.	35,966	570,421
IntercontinentalExchange, Inc. (a)	65,579	9,047,279
JPMorgan Chase & Co.	3,041,884	119,363,528
Leucadia National Corp.	154,061	4,389,198
Life Partners Holdings, Inc.	18,668	79,339
MarketAxess Holdings, Inc.	22,779	754,440
Marlin Business Services Corp. (d)	11,576	181,743
MicroFinancial, Inc.	86	578
Moody's Corp.	166,293	6,420,573
MSCI, Inc. Class A (a)(d)	85,736	3,033,340
NewStar Financial, Inc. (a)	17,193	169,523
NYSE Euronext	203,024	6,044,024
PHH Corp. (a)	45,131	614,684
PICO Holdings, Inc. (a)(d)	18,345	405,608
Resource America, Inc. Class A	2,362	14,054
The NASDAQ Stock Market, Inc. (a)	124,702	3,284,651
Vector Capital Corp. rights	4,280	0
		312,927,227
Insurance - 3.7%
21st Century Holding Co. (a)	1,278	4,256
ACE Ltd.	272,394	19,533,374
AFLAC, Inc.	366,712	17,327,142
Alleghany Corp. (d)	5,852	1,899,793
Allied World Assurance Co. Holdings Ltd.	28,043	1,849,997
Allstate Corp.	408,767	12,847,547
American Equity Investment Life Holding Co.	51,311	620,863
American Financial Group, Inc.	61,572	2,305,871
American Independence Corp. (a)	505	2,197
American International Group, Inc. (a)	368,556	10,769,206
American National Insurance Co.	10,418	751,138
American Safety Insurance Group Ltd. (a)	2,651	51,191
Amerisafe, Inc. (a)	23,043	519,850
Amtrust Financial Services, Inc. (d)	23,804	642,946
Aon Corp.	246,387	11,533,375
Arch Capital Group Ltd. (a)	93,082	3,448,688
Argo Group International Holdings, Ltd.	29,792	889,291
Arthur J. Gallagher & Co. (d)	115,693	3,947,445
Aspen Insurance Holdings Ltd.	52,278	1,386,935
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	85,823	$ 3,644,903
Assured Guaranty Ltd.	155,664	2,615,155
Axis Capital Holdings Ltd.	93,935	2,897,895
Baldwin & Lyons, Inc. Class B	5,084	106,967
Berkshire Hathaway, Inc. Class B (a)	1,523,175	119,493,079
Brown & Brown, Inc.	82,279	1,944,253
Cincinnati Financial Corp.	112,154	3,944,456
Citizens, Inc. Class A (a)(d)	16,628	177,587
CNA Financial Corp.	21,776	614,301
CNO Financial Group, Inc. (a)	165,388	1,227,179
Crawford & Co. Class B	10,464	46,042
Delphi Financial Group, Inc. Class A	47,148	2,100,915
Donegal Group, Inc. Class A	3,439	47,355
eHealth, Inc. (a)(d)	26,343	395,935
EMC Insurance Group	5,050	106,404
Employers Holdings, Inc.	36,335	628,232
Endurance Specialty Holdings Ltd.	33,058	1,271,411
Enstar Group Ltd. (a)(d)	9,122	884,652
Erie Indemnity Co. Class A	23,329	1,775,570
Everest Re Group Ltd.	35,638	3,130,798
FBL Financial Group, Inc. Class A	12,986	441,134
Fidelity National Financial, Inc. Class A	160,871	2,776,633
First Acceptance Corp. (a)	4,055	5,880
First American Financial Corp.	99,791	1,536,781
Flagstone Reinsurance Holdings Ltd.	25,303	200,400
Fortegra Financial Corp. (a)	10,670	74,263
Genworth Financial, Inc. Class A (a)	360,009	3,272,482
Global Indemnity PLC (a)	13,709	262,253
Greenlight Capital Re, Ltd. (a)(d)	17,063	401,834
Hallmark Financial Services, Inc. (a)	6,662	44,969
Hanover Insurance Group, Inc.	48,173	1,966,422
Harleysville Group, Inc. (d)	8,225	465,617
Hartford Financial Services Group, Inc.	337,025	6,979,788
HCC Insurance Holdings, Inc.	77,118	2,355,184
Hilltop Holdings, Inc. (a)	54,392	448,190
Horace Mann Educators Corp.	37,921	657,171
Independence Holding Co.	16,014	146,688
Infinity Property & Casualty Corp.	13,372	733,187
Investors Title Co.	1,086	49,065
Kansas City Life Insurance Co.	2,863	91,673
Kemper Corp.	35,842	1,025,798
Lincoln National Corp. (d)	231,248	5,744,200
Loews Corp.	301,087	11,784,545
Maiden Holdings Ltd.	73,970	639,841
Markel Corp. (a)	6,736	2,747,951
Marsh & McLennan Companies, Inc.	414,030	12,917,736
MBIA, Inc. (a)(d)	115,555	1,245,683
Meadowbrook Insurance Group, Inc.	46,791	445,450
Mercury General Corp.	16,938	726,301
MetLife, Inc.	667,419	25,729,002

	Shares	Value
Montpelier Re Holdings Ltd.	62,043	$ 1,070,242
National Financial Partners Corp. (a)(d)	38,246	583,634
National Interstate Corp.	2,286	55,207
National Security Group, Inc.	1,586	14,433
National Western Life Insurance Co. Class A	1,306	177,303
Navigators Group, Inc. (a)	15,156	712,484
Old Republic International Corp.	178,199	1,935,241
OneBeacon Insurance Group Ltd.	20,572	313,723
PartnerRe Ltd.	49,442	3,136,600
Phoenix Companies, Inc. (a)(d)	61,343	126,980
Platinum Underwriters Holdings Ltd.	32,909	1,170,244
Presidential Life Corp.	17,026	184,221
Primerica, Inc.	37,863	947,332
Principal Financial Group, Inc.	266,275	7,365,167
ProAssurance Corp.	21,573	1,893,246
Progressive Corp.	507,847	10,878,083
Protective Life Corp. (d)	60,558	1,681,696
Prudential Financial, Inc.	388,075	23,734,667
Reinsurance Group of America, Inc.	67,424	3,888,342
RenaissanceRe Holdings Ltd.	38,496	2,770,172
RLI Corp.	13,036	913,302
Safety Insurance Group, Inc.	14,899	635,889
SeaBright Insurance Holdings, Inc.	38,085	311,535
Selective Insurance Group, Inc.	35,800	615,044
StanCorp Financial Group, Inc. (d)	37,431	1,488,257
State Auto Financial Corp.	6,222	86,984
Stewart Information Services Corp.	21,434	281,643
Symetra Financial Corp.	63,181	628,019
The Chubb Corp.	225,559	15,328,990
The Travelers Companies, Inc.	336,375	19,499,659
Torchmark Corp. (d)	96,240	4,661,866
Tower Group, Inc.	33,224	765,813
Transatlantic Holdings, Inc.	44,643	2,705,366
Unico American Corp. (a)	3,526	38,257
United Fire Group, Inc.	20,054	402,885
Universal Insurance Holdings, Inc.	15,547	62,654
Unum Group	265,385	6,117,124
Validus Holdings Ltd.	48,925	1,491,723
W.R. Berkley Corp. (d)	93,123	3,329,147
White Mountains Insurance Group Ltd.	5,455	2,706,880
XL Group PLC Class A	291,212	6,057,210
		454,067,579
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust (SBI) (d)	40,453	857,199
AG Mortgage Investment Trust, Inc. (d)	8,651	172,328
Agree Realty Corp.	17,794	427,056
Alexanders, Inc. (d)	2,559	971,013
Alexandria Real Estate Equities, Inc.	48,539	3,479,761
American Assets Trust, Inc.	30,756	661,869
American Campus Communities, Inc. (d)	50,695	2,086,099
American Capital Agency Corp.	159,714	4,904,817
American Capital Mortgage Investment Corp. (d)	6,160	132,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	302,714	$ 18,943,842
Annaly Capital Management, Inc. (d)	759,339	12,620,214
Anworth Mortgage Asset Corp.	125,333	814,665
Apartment Investment & Management Co. Class A	79,559	1,976,246
Apollo Commercial Real Estate Finance, Inc.	23,002	343,880
Arbor Realty Trust, Inc. (a)	23,842	114,442
Armour Residential REIT, Inc.	96,013	678,812
Ashford Hospitality Trust, Inc. (d)	69,895	589,914
Associated Estates Realty Corp. (d)	41,987	626,446
AvalonBay Communities, Inc. (d)	79,154	10,263,899
BioMed Realty Trust, Inc. (d)	115,007	2,118,429
Boston Properties, Inc.	110,386	11,209,698
Brandywine Realty Trust (SBI) (d)	116,242	1,256,576
BRE Properties, Inc.	50,669	2,453,900
BRT Realty Trust (a)	5,568	35,969
Camden Property Trust (SBI) (d)	53,660	3,326,920
Campus Crest Communities, Inc.	19,510	206,611
Capital Trust, Inc. Class A (a)	19,793	67,296
CapLease, Inc.	46,796	188,588
Capstead Mortgage Corp.	62,774	834,894
CBL & Associates Properties, Inc. (d)	105,320	1,856,792
Cedar Shopping Centers, Inc.	35,947	171,108
Chatham Lodging Trust	11,126	134,180
Chesapeake Lodging Trust (d)	21,838	385,004
Chimera Investment Corp.	1,176,306	3,611,259
Cogdell Spencer, Inc.	38,346	162,204
Colonial Properties Trust (SBI) (d)	73,570	1,509,656
Colony Financial, Inc.	21,335	355,868
CommonWealth REIT	67,934	1,263,572
Coresite Realty Corp.	15,524	331,437
Corporate Office Properties Trust (SBI) (d)	60,016	1,471,592
Cousins Properties, Inc. (d)	85,536	632,111
Crexus Investment Corp.	50,256	560,354
CubeSmart	77,898	878,689
Cys Investments, Inc. (d)	81,827	1,110,392
DCT Industrial Trust, Inc. (d)	159,549	903,047
DDR Corp.	184,424	2,605,911
DiamondRock Hospitality Co. (d)	119,310	1,188,328
Digital Realty Trust, Inc.	76,725	5,562,563
Douglas Emmett, Inc.	89,730	1,890,611
Duke Realty LP	198,989	2,761,967
DuPont Fabros Technology, Inc. (d)	42,941	983,349
EastGroup Properties, Inc. (d)	24,180	1,165,234
Education Realty Trust, Inc. (d)	62,872	646,324
Entertainment Properties Trust (SBI) (d)	60,495	2,752,523
Equity Lifestyle Properties, Inc. (d)	31,485	2,094,067
Equity One, Inc. (d)	40,590	772,022
Equity Residential (SBI)	234,055	13,315,389
Essex Property Trust, Inc. (d)	26,848	3,758,452

	Shares	Value
Excel Trust, Inc.	30,162	$ 361,642
Extra Space Storage, Inc.	78,885	2,080,197
Federal Realty Investment Trust (SBI)	61,635	5,876,897
FelCor Lodging Trust, Inc. (a)	117,716	452,029
First Industrial Realty Trust, Inc. (a)	56,203	664,319
First Potomac Realty Trust (d)	52,713	697,393
Franklin Street Properties Corp. (d)	68,554	706,792
General Growth Properties, Inc.	364,744	5,934,385
Getty Realty Corp. (d)	23,628	401,676
Gladstone Commercial Corp.	7,566	135,204
Glimcher Realty Trust	104,869	1,038,203
Government Properties Income Trust	25,248	589,036
Gramercy Capital Corp. (a)	25,709	74,556
Hatteras Financial Corp.	62,065	1,767,611
HCP, Inc.	343,212	13,556,874
Health Care REIT, Inc.	150,000	8,166,000
Healthcare Realty Trust, Inc. (d)	51,018	1,054,542
Hersha Hospitality Trust	136,305	685,614
Highwoods Properties, Inc. (SBI)	48,585	1,554,720
Home Properties, Inc. (d)	35,000	2,017,050
Hospitality Properties Trust (SBI) (d)	90,003	2,225,774
Host Hotels & Resorts, Inc. (d)	541,818	8,549,888
Hudson Pacific Properties, Inc.	14,404	220,237
Inland Real Estate Corp.	58,987	511,417
Invesco Mortgage Capital, Inc.	96,602	1,654,792
Investors Real Estate Trust (d)	69,850	532,956
iStar Financial, Inc. (a)	71,516	504,188
Kilroy Realty Corp. (d)	54,084	2,371,043
Kimco Realty Corp. (d)	343,109	6,306,343
Kite Realty Group Trust	30,457	149,544
LaSalle Hotel Properties (SBI)	60,809	1,622,384
Lexington Corporate Properties Trust	108,388	937,556
Liberty Property Trust (SBI) (d)	90,608	3,073,423
LTC Properties, Inc.	26,907	830,350
Mack-Cali Realty Corp.	59,265	1,694,979
Medical Properties Trust, Inc.	87,853	853,931
MFA Financial, Inc.	290,341	2,119,489
Mid-America Apartment Communities, Inc.	25,121	1,566,797
Mission West Properties, Inc. (d)	38,129	381,290
Monmouth Real Estate Investment Corp. Class A	12,122	113,462
MPG Office Trust, Inc. (a)(d)	84,174	188,550
National Health Investors, Inc.	21,683	1,021,920
National Retail Properties, Inc.	63,779	1,699,710
New York Mortgage Trust, Inc. (d)	3,129	22,216
NorthStar Realty Finance Corp.	91,257	487,312
Omega Healthcare Investors, Inc. (d)	72,226	1,471,244
One Liberty Properties, Inc.	11,261	196,842
Parkway Properties, Inc.	29,977	299,470
Pebblebrook Hotel Trust	35,559	762,029
Pennsylvania Real Estate Investment Trust (SBI)	54,751	734,758
Pennymac Mortgage Investment Trust	24,225	436,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	$ 2,623,865
Plum Creek Timber Co., Inc.	155,723	6,098,113
PMC Commercial Trust	8,500	61,455
Post Properties, Inc.	41,888	1,829,249
Potlatch Corp. (d)	27,984	862,467
Prologis, Inc.	391,545	13,179,405
PS Business Parks, Inc.	16,465	1,027,745
Public Storage	111,267	14,917,567
RAIT Financial Trust	28,885	153,091
Ramco-Gershenson Properties Trust (SBI)	23,549	260,687
Rayonier, Inc. (d)	86,770	3,863,000
Realty Income Corp.	100,000	3,689,000
Redwood Trust, Inc.	60,890	704,497
Regency Centers Corp. (d)	90,033	3,852,512
Resource Capital Corp.	43,562	251,353
Retail Opportunity Investments Corp.	20,294	236,019
RLJ Lodging Trust	47,820	837,806
Rouse Properties, Inc. (a)	13,681	200,153
Rouse Properties, Inc. rights 3/16/12 (a)	13,681	0
Sabra Health Care REIT, Inc.	44,632	637,345
Saul Centers, Inc.	11,025	417,407
Senior Housing Properties Trust (SBI)	111,115	2,377,861
Simon Property Group, Inc.	237,530	32,180,564
SL Green Realty Corp.	78,146	5,943,003
Sovran Self Storage, Inc. (d)	21,775	1,034,530
Stag Industrial, Inc.	9,543	117,283
Starwood Property Trust, Inc.	73,060	1,442,204
Strategic Hotel & Resorts, Inc. (a)	120,853	752,914
Summit Hotel Properties, Inc.	27,924	257,180
Sun Communities, Inc. (d)	36,167	1,496,952
Sunstone Hotel Investors, Inc. (a)(d)	81,015	727,515
Tanger Factory Outlet Centers, Inc.	57,882	1,694,785
Taubman Centers, Inc. (d)	39,924	2,757,551
Terreno Realty Corp.	10,962	155,880
The Macerich Co. (d)	107,006	5,777,254
Two Harbors Investment Corp.	135,657	1,394,554
UDR, Inc.	154,946	3,876,749
UMH Properties, Inc.	4,692	47,389
Universal Health Realty Income Trust (SBI)	13,491	509,825
Urstadt Biddle Properties, Inc.	314	5,831
Urstadt Biddle Properties, Inc. Class A	26,585	505,647
Ventas, Inc.	223,719	12,510,366
Vornado Realty Trust	139,847	11,429,695
Washington (REIT) (SBI)	44,091	1,305,975
Weingarten Realty Investors (SBI)	85,028	2,117,197
Weyerhaeuser Co.	408,182	8,526,922
Whitestone REIT Class B	1,800	23,292
Winthrop Realty Trust	18,504	210,761
		383,435,297

	Shares	Value
Real Estate Management & Development - 0.1%
American Realty Capital Properties, Inc.	5,970	$ 67,461
AV Homes, Inc. (a)	6,188	64,788
Brookfield Properties Corp.	194,536	3,379,047
CBRE Group, Inc. (a)	220,257	4,037,311
Consolidated-Tomoka Land Co.	2,432	72,620
Forest City Enterprises, Inc. Class A (a)(d)	95,968	1,403,052
Forestar Group, Inc. (a)(d)	31,999	502,064
Howard Hughes Corp. (a)	21,592	1,199,436
Jones Lang LaSalle, Inc. (d)	31,527	2,566,613
Kennedy-Wilson Holdings, Inc.	25,602	346,139
Maui Land & Pineapple, Inc. (a)	31,310	116,786
Tejon Ranch Co. (a)(d)	11,342	331,413
The St. Joe Co. (a)(d)	64,020	1,031,362
Thomas Properties Group, Inc.	14,816	63,709
Transcontinental Realty Investors, Inc. (a)	20,697	44,706
		15,226,507
Thrifts & Mortgage Finance - 0.2%
Alliance Bancorp, Inc. of Pennsylvania	1,065	12,024
Apollo Residential Mortgage, Inc.	12,502	224,161
ASB Bancorp, Inc.	4,145	49,947
Astoria Financial Corp. (d)	69,632	611,369
Bank Mutual Corp.	56,001	220,084
BankAtlantic Bancorp, Inc. Class A (a)(d)	14,545	31,999
BankFinancial Corp.	8,862	50,070
BankUnited, Inc.	38,231	880,460
BCSB Bancorp, Inc. (a)	94	1,204
Beneficial Mutual Bancorp, Inc. (a)	34,804	315,672
Berkshire Hills Bancorp, Inc. (d)	12,304	270,565
BofI Holding, Inc. (a)	11,427	187,289
Brookline Bancorp, Inc., Delaware	86,924	797,962
Camco Financial Corp. (a)	347	791
Cape Bancorp, Inc. (a)	2,611	21,045
Capitol Federal Financial, Inc.	122,267	1,429,301
CFS Bancorp, Inc.	688	3,846
Charter Financial Corp., Georgia	1,200	11,592
Chicopee Bancorp, Inc. (a)	1,816	26,259
Citizens South Banking Corp., Delaware	4,022	17,496
Clifton Savings Bancorp, Inc.	14,989	147,342
Dime Community Bancshares, Inc.	51,879	722,156
Doral Financial Corp. (a)	159,443	223,220
ESB Financial Corp. (d)	7,915	100,916
ESSA Bancorp, Inc.	4,298	41,347
Farmer Mac Class C (non-vtg.)	8,894	177,524
First Defiance Financial Corp.	6,145	96,108
First Financial Holdings, Inc.	6,172	60,239
First Financial Northwest, Inc. (a)(d)	2,197	16,192
First PacTrust Bancorp, Inc.	4,303	50,431
Flagstar Bancorp, Inc. (a)	372,060	268,218
Flushing Financial Corp.	37,878	490,520
Fox Chase Bancorp, Inc.	14,307	178,981
Franklin Financial Corp./VA (a)	8,632	116,446
Guaranty Federal Bancshares, Inc. (a)	924	7,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	2,735	$ 31,480
Hingham Institution for Savings	1,505	78,335
Home Federal Bancorp, Inc.	1,628	16,329
Hudson City Bancorp, Inc.	361,714	2,477,741
IF Bancorp, Inc. (a)	3,112	35,570
Indiana Community Bancorp	2,264	48,902
Kaiser Federal Financial Group, Inc.	8,188	110,620
Kearny Financial Corp.	2,196	20,489
Meridian Interstate Bancorp, Inc. (a)	750	9,698
MGIC Investment Corp. (a)(d)	129,823	585,502
NASB Financial, Inc. (a)	1,203	16,686
New York Community Bancorp, Inc.	334,923	4,357,348
Northfield Bancorp, Inc. (d)	9,876	136,091
Northwest Bancshares, Inc.	92,094	1,162,226
OceanFirst Financial Corp.	5,851	80,334
Ocwen Financial Corp. (a)(d)	74,000	1,192,140
Oritani Financial Corp.	26,763	348,722
People's United Financial, Inc.	298,743	3,761,174
Peoples Federal Bancshares, Inc. (a)	1,156	18,265
Poage Bankshares, Inc.	2,365	27,316
Provident Financial Holdings, Inc.	1,385	14,279
Provident Financial Services, Inc.	56,391	774,812
Provident New York Bancorp	44,223	377,222
PVF Capital Corp. (a)	11,916	20,376
Radian Group, Inc. (d)	84,170	319,004
Riverview Bancorp, Inc. (a)	6,875	15,538
Rockville Financial, Inc.	5,182	59,852
Teche Holding Co.	130	4,863
Territorial Bancorp, Inc.	11,189	234,969
TF Financial Corp.	1,705	42,045
TFS Financial Corp. (a)	120,727	1,128,797
Timberland Bancorp, Inc. (a)	5,034	21,143
Tree.com, Inc. (a)	3,275	25,021
Trustco Bank Corp., New York	73,043	391,510
United Community Financial Corp., Ohio (a)	11,112	15,001
United Financial Bancorp, Inc.	3,272	51,861
ViewPoint Financial Group	24,223	363,103
Walker & Dunlop, Inc. (a)	10,954	136,377
Washington Federal, Inc.	81,888	1,326,586
Westfield Financial, Inc.	28,907	229,233
WSFS Financial Corp.	10,396	400,142
		28,326,547
TOTAL FINANCIALS		1,867,602,364
HEALTH CARE - 11.3%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)(d)	78,454	140,433
Acadia Pharmaceuticals, Inc. (a)	28,029	46,808

	Shares	Value
Achillion Pharmaceuticals, Inc. (a)	28,628	$ 300,594
Acorda Therapeutics, Inc. (a)	26,790	700,826
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,095
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	299,132
Affymax, Inc. (a)(d)	66,177	675,667
Agenus, Inc. (a)	772	2,463
Alexion Pharmaceuticals, Inc. (a)(d)	154,733	12,955,794
Alkermes PLC (a)	65,333	1,150,514
Allos Therapeutics, Inc. (a)	74,291	110,694
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	465,619
AMAG Pharmaceuticals, Inc. (a)	31,420	496,750
Amgen, Inc.	713,793	48,502,234
Amicus Therapeutics, Inc. (a)	6,651	39,773
Amylin Pharmaceuticals, Inc. (a)(d)	94,456	1,614,253
Anacor Pharmaceuticals, Inc. (a)	8,597	51,066
Anthera Pharmaceuticals, Inc. (a)	12,186	80,671
Ardea Biosciences, Inc. (a)(d)	18,307	390,305
Arena Pharmaceuticals, Inc. (a)(d)	227,861	405,593
ARIAD Pharmaceuticals, Inc. (a)	95,029	1,362,716
ArQule, Inc. (a)(d)	52,890	375,519
Array Biopharma, Inc. (a)	101,050	283,951
Astex Pharmaceuticals, Inc. (a)(d)	46,939	85,898
AVEO Pharmaceuticals, Inc. (a)	29,278	381,785
AVI BioPharma, Inc. (a)(d)	273,083	284,006
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)	40,934	190,752
Biogen Idec, Inc. (a)	191,924	22,353,388
BioMarin Pharmaceutical, Inc. (a)(d)	81,154	2,901,256
BioMimetic Therapeutics, Inc. (a)	29,891	62,173
Biosante Pharmaceuticals, Inc. (a)	72,515	56,025
Biospecifics Technologies Corp. (a)	1,441	24,958
BioTime, Inc. (a)(d)	32,076	160,059
Cardium Therapeutics, Inc. (a)(d)	185,107	53,366
Cel-Sci Corp. (a)(d)	283,400	106,417
Celgene Corp. (a)	380,085	27,869,733
Cell Therapeutics, Inc. (a)(d)	100,397	128,508
Celldex Therapeutics, Inc. (a)	29,641	112,339
Celsion Corp. (a)(d)	15,910	32,775
Cepheid, Inc. (a)(d)	45,758	1,848,166
Chelsea Therapeutics International Ltd. (a)(d)	75,408	278,256
Cleveland Biolabs, Inc. (a)(d)	16,887	61,975
Codexis, Inc. (a)	13,589	53,541
Coronado Biosciences, Inc. (a)(d)	10,731	81,770
Cubist Pharmaceuticals, Inc. (a)(d)	45,911	1,967,745
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	233,920
Cyclacel Pharmaceuticals, Inc. (a)	80,707	58,109
Cytokinetics, Inc. (a)	59,298	61,077
Cytori Therapeutics, Inc. (a)(d)	69,588	226,161
CytRx Corp. (a)	180,289	62,019
DARA BioSciences, Inc. (a)(d)	8,510	14,212
Dendreon Corp. (a)(d)	107,274	1,207,905
Discovery Laboratories, Inc. (a)	218	778
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
DUSA Pharmaceuticals, Inc. (a)	12,987	$ 62,597
Dyax Corp. (a)	58,403	87,020
Dynavax Technologies Corp. (a)(d)	131,405	551,901
Emergent BioSolutions, Inc. (a)	18,513	282,694
EntreMed, Inc. (a)	289	598
Enzon Pharmaceuticals, Inc. (a)	43,430	307,050
Exact Sciences Corp. (a)(d)	46,309	434,842
Exelixis, Inc. (a)	97,894	556,038
Galena Biopharma, Inc. (a)(d)	31,096	33,273
Genomic Health, Inc. (a)(d)	12,051	351,648
GenVec, Inc. (a)	8,140	21,978
Geron Corp. (a)	79,136	158,272
Gilead Sciences, Inc. (a)	608,734	27,697,397
GTx, Inc. (a)(d)	12,895	44,617
Halozyme Therapeutics, Inc. (a)(d)	66,038	760,097
Hemispherx Biopharma, Inc. (a)(d)	81,533	25,031
Horizon Pharma, Inc. (d)	8,364	28,856
Human Genome Sciences, Inc. (a)(d)	139,644	1,100,395
iBio, Inc. (a)	40,361	32,688
Idenix Pharmaceuticals, Inc. (a)	52,224	614,676
Idera Pharmaceuticals, Inc. (a)	7,737	9,903
ImmunoGen, Inc. (a)(d)	57,844	796,512
Immunomedics, Inc. (a)(d)	54,782	195,024
Incyte Corp. (a)(d)	82,304	1,395,876
Infinity Pharmaceuticals, Inc. (a)(d)	4,048	32,991
Inovio Pharmaceuticals, Inc. (a)	47,000	27,260
Insmed, Inc. (a)(d)	6,880	29,309
InterMune, Inc. (a)	50,243	674,261
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	35,334	473,122
Isis Pharmaceuticals, Inc. (a)(d)	64,197	584,835
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	219,392
Lexicon Pharmaceuticals, Inc. (a)(d)	133,677	227,251
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	245,963
MannKind Corp. (a)	78,574	183,863
Maxygen, Inc. (a)	47,150	258,854
Medivation, Inc. (a)(d)	25,651	1,680,397
Metabolix, Inc. (a)(d)	41,636	114,499
Micromet, Inc. (a)(d)	75,077	825,096
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	630,908
Myrexis, Inc. (a)	68,786	220,115
Myriad Genetics, Inc. (a)	62,451	1,511,314
Nabi Biopharmaceuticals (a)	35,088	65,615
Nanosphere, Inc. (a)	12,896	27,855
Neurocrine Biosciences, Inc. (a)	50,654	398,647
NewLink Genetics Corp.	4,366	36,936
Novavax, Inc. (a)(d)	79,584	101,072
NPS Pharmaceuticals, Inc. (a)(d)	67,196	458,277
OncoGenex Pharmaceuticals, Inc. (a)	5,100	81,498
Oncothyreon, Inc. (a)(d)	23,957	196,447
ONYX Pharmaceuticals, Inc. (a)(d)	47,108	1,805,179

	Shares	Value
Opexa Therapeutics, Inc. (a)	9,114	$ 8,476
Opko Health, Inc. (a)(d)	104,761	517,519
OREXIGEN Therapeutics, Inc. (a)	34,059	133,511
Osiris Therapeutics, Inc. (a)(d)	18,170	94,847
OXiGENE, Inc. (a)(d)	6,714	7,721
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	73,875
PDL BioPharma, Inc.	108,271	690,769
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	45,092
Pharmacyclics, Inc. (a)(d)	40,835	1,028,634
PharmAthene, Inc. (a)(d)	51,372	75,517
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	246,782
PROLOR Biotech, Inc. (a)	33,237	191,777
Raptor Pharmaceutical Corp. (a)(d)	12,780	89,204
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	7,194,253
Repligen Corp. (a)	5,241	23,113
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	22,973
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	615,030
Sangamo Biosciences, Inc. (a)(d)	37,246	196,286
Savient Pharmaceuticals, Inc. (a)(d)	88,045	176,970
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	131,395
Seattle Genetics, Inc. (a)(d)	83,271	1,537,183
SIGA Technologies, Inc. (a)(d)	72,968	207,959
Spectrum Pharmaceuticals, Inc. (a)(d)	36,395	516,445
StemCells, Inc. (a)(d)	14,648	16,113
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	56,799
Synageva BioPharma Corp. (a)	4,180	155,998
Synta Pharmaceuticals Corp. (a)	30,128	144,012
Targacept, Inc. (a)	18,977	129,423
Telik, Inc. (a)	11,402	1,596
Theravance, Inc. (a)(d)	51,033	954,317
Threshold Pharmaceuticals, Inc. (a)	11,685	60,645
Tranzyme, Inc.	9,317	46,958
Trius Therapeutics, Inc. (a)	7,007	35,455
United Therapeutics Corp. (a)(d)	37,819	1,805,101
Vanda Pharmaceuticals, Inc. (a)	44,094	204,596
Verastem, Inc.	400	4,640
Vertex Pharmaceuticals, Inc. (a)	191,600	7,457,072
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)	33,778	51,005
Zalicus, Inc. (a)	67,670	67,670
ZIOPHARM Oncology, Inc. (a)(d)	79,220	388,970
		203,695,313
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	618,609
Abiomed, Inc. (a)(d)	36,354	759,072
Accuray, Inc. (a)(d)	37,835	256,521
Alere, Inc. (a)	62,700	1,594,461
Align Technology, Inc. (a)(d)	92,669	2,373,253
Alphatec Holdings, Inc. (a)(d)	36,801	69,186
Analogic Corp. (d)	9,235	525,933
Angiodynamics, Inc. (a)(d)	26,377	343,429
Anika Therapeutics, Inc. (a)	4,090	46,462
Antares Pharma, Inc. (a)	25,935	65,356
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	20,678	$ 539,696
Atricure, Inc. (a)	2,192	22,358
Atrion Corp.	530	109,180
Bacterin International Holdings, Inc. (a)	9,747	28,851
Baxter International, Inc.	469,167	27,272,678
Becton, Dickinson & Co.	163,254	12,443,220
BioLase Technology, Inc. (d)	23,962	65,177
Boston Scientific Corp. (a)	1,310,092	8,148,772
BSD Medical Corp. (a)(d)	46,363	101,535
C. R. Bard, Inc.	65,241	6,107,862
Cantel Medical Corp.	32,623	658,658
Cardica, Inc. (a)	23,778	48,032
Cardiovascular Systems, Inc. (a)(d)	5,726	51,820
CareFusion Corp. (a)	165,874	4,281,208
Cerus Corp. (a)(d)	38,690	145,474
Conceptus, Inc. (a)(d)	26,951	363,030
CONMED Corp.	19,521	582,507
Covidien PLC	384,638	20,097,336
Cryolife, Inc. (a)	20,961	114,237
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	968,613
Cynosure, Inc. Class A (a)	6,957	123,765
Delcath Systems, Inc. (a)(d)	119,898	522,755
DENTSPLY International, Inc. (d)	140,521	5,435,352
Derma Sciences, Inc. (a)	2,779	24,372
DexCom, Inc. (a)(d)	65,323	704,835
DynaVox, Inc. Class A (a)	5,368	17,017
Edwards Lifesciences Corp. (a)(d)	102,152	7,470,376
Endologix, Inc. (a)(d)	30,670	405,764
Exactech, Inc. (a)(d)	3,102	49,291
Fonar Corp. (a)	719	1,438
Gen-Probe, Inc. (a)	34,362	2,346,237
Genmark Diagnostics, Inc. (a)	4,700	19,552
Greatbatch, Inc. (a)(d)	22,320	552,420
Haemonetics Corp. (a)(d)	17,372	1,164,445
Hansen Medical, Inc. (a)(d)	48,696	155,340
Hill-Rom Holdings, Inc.	45,276	1,538,026
Hologic, Inc. (a)	188,071	3,898,712
ICU Medical, Inc. (a)(d)	17,344	795,743
IDEXX Laboratories, Inc. (a)	44,087	3,780,460
Insulet Corp. (a)(d)	24,061	474,483
Integra LifeSciences Holdings Corp. (a)(d)	14,197	448,625
Intuitive Surgical, Inc. (a)	32,467	16,610,767
Invacare Corp.	28,414	469,115
IRIS International, Inc. (a)	20,459	228,527
IVAX Diagnostics, Inc. (a)	3,094	1,547
Kensey Nash Corp.	22,159	500,350
Kewaunee Scientific Corp.	1,376	11,380
LeMaitre Vascular, Inc.	3,845	21,532
Mako Surgical Corp. (a)(d)	32,106	1,255,345
Masimo Corp. (a)(d)	36,398	793,476

	Shares	Value
Medical Action Industries, Inc. (a)	12,909	$ 69,967
Medtronic, Inc.	850,420	32,418,010
MELA Sciences, Inc. (a)(d)	32,214	148,829
Meridian Bioscience, Inc. (d)	35,455	638,899
Merit Medical Systems, Inc. (a)	29,543	369,878
Misonix, Inc. (a)	2,579	5,106
Natus Medical, Inc. (a)	24,629	257,866
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	343,338
Neogen Corp. (a)(d)	25,237	875,724
NuVasive, Inc. (a)	28,061	440,277
NxStage Medical, Inc. (a)(d)	42,830	856,600
OraSure Technologies, Inc. (a)	22,681	227,490
Orthofix International NV (a)	16,427	644,103
Palomar Medical Technologies, Inc. (a)	15,820	174,653
Quidel Corp. (a)(d)	34,466	488,728
ResMed, Inc. (a)(d)	157,117	4,603,528
Retractable Technologies, Inc. (a)	5,248	6,298
Rockwell Medical Technologies, Inc. (a)	2,069	19,635
RTI Biologics, Inc. (a)	29,474	109,054
Sirona Dental Systems, Inc. (a)	39,958	1,993,904
Solta Medical, Inc. (a)	20,912	59,390
SonoSite, Inc. (a)	19,011	1,025,073
St. Jude Medical, Inc.	262,641	11,062,439
Staar Surgical Co. (a)(d)	15,788	164,669
Stereotaxis, Inc. (a)(d)	24,530	18,765
Steris Corp.	36,700	1,151,646
Stryker Corp.	227,565	12,206,587
SurModics, Inc. (a)	19,525	277,255
Symmetry Medical, Inc. (a)	29,367	212,617
Synergetics USA, Inc. (a)	3,622	22,819
Teleflex, Inc.	29,057	1,722,208
The Cooper Companies, Inc.	33,711	2,679,350
The Spectranetics Corp. (a)	29,169	226,351
Theragenics Corp. (a)	1,117	1,776
ThermoGenesis Corp. (a)(d)	15,844	16,002
Thoratec Corp. (a)(d)	42,041	1,450,415
Unilife Corp. (a)(d)	50,575	187,633
Urologix, Inc. (a)(d)	3,267	4,508
Uroplasty, Inc. (a)	1,597	4,408
Varian Medical Systems, Inc. (a)(d)	87,245	5,692,736
Vascular Solutions, Inc. (a)	2,125	22,291
Vermillion, Inc. (a)	5,249	6,929
Volcano Corp. (a)(d)	37,240	1,043,837
West Pharmaceutical Services, Inc. (d)	23,198	965,037
Wright Medical Group, Inc. (a)(d)	29,686	491,600
Young Innovations, Inc.	2,156	65,219
Zeltiq Aesthetics, Inc. (d)	6,038	66,901
Zimmer Holdings, Inc.	143,847	8,738,705
Zoll Medical Corp. (a)(d)	18,652	1,364,394
		234,411,468
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	2,518	35,227
Accretive Health, Inc. (a)(d)	27,886	724,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	286,858	$ 13,413,480
Air Methods Corp. (a)(d)	12,386	1,117,589
Alliance Healthcare Services, Inc. (a)(d)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	227,244
Amedisys, Inc. (a)(d)	19,251	247,375
AMERIGROUP Corp. (a)(d)	35,313	2,398,812
AmerisourceBergen Corp.	233,877	8,735,306
AMN Healthcare Services, Inc. (a)	51,175	273,275
AmSurg Corp. (a)	25,500	666,315
Assisted Living Concepts, Inc. Class A	16,849	270,426
Bio-Reference Laboratories, Inc. (a)(d)	31,917	642,808
BioScrip, Inc. (a)(d)	41,738	264,619
Brookdale Senior Living, Inc. (a)(d)	84,038	1,566,468
Capital Senior Living Corp. (a)	26,619	228,125
Cardinal Health, Inc.	261,307	10,857,306
CardioNet, Inc. (a)	34,161	108,974
Catalyst Health Solutions, Inc. (a)	31,805	1,972,546
Centene Corp. (a)(d)	35,301	1,722,689
Chemed Corp.	14,268	882,048
Chindex International, Inc. (a)(d)	9,187	85,715
CIGNA Corp.	215,000	9,483,650
Community Health Systems, Inc. (a)	81,813	2,064,960
Conmed Healthcare Management, Inc. (a)	5,109	18,801
Corvel Corp. (a)	8,848	401,168
Coventry Health Care, Inc. (a)(d)	155,796	5,092,971
Cross Country Healthcare, Inc. (a)	29,137	164,915
DaVita, Inc. (a)	70,363	6,089,918
Emeritus Corp. (a)(d)	17,838	329,289
ExamWorks Group, Inc. (a)(d)	17,147	176,957
Express Scripts, Inc. (a)(d)	368,167	19,634,346
Five Star Quality Care, Inc. (a)	32,241	114,133
Gentiva Health Services, Inc. (a)(d)	24,132	189,436
Hanger Orthopedic Group, Inc. (a)(d)	27,160	561,940
HCA Holdings, Inc.	120,808	3,221,949
Health Management Associates, Inc. Class A (a)	180,959	1,335,477
Health Net, Inc. (a)	67,297	2,539,789
HealthSouth Corp. (a)(d)	69,496	1,414,939
Healthways, Inc. (a)	33,821	268,877
Henry Schein, Inc. (a)(d)	71,206	5,270,668
HMS Holdings Corp. (a)(d)	61,425	1,979,114
Hooper Holmes, Inc. (a)	6,267	4,378
Humana, Inc.	138,379	12,052,811
IPC The Hospitalist Co., Inc. (a)	20,567	748,022
Kindred Healthcare, Inc. (a)(d)	37,371	384,548
Laboratory Corp. of America Holdings (a)(d)	83,669	7,521,006
Landauer, Inc.	14,935	801,113
LCA-Vision, Inc. (a)	10,358	89,286
LHC Group, Inc. (a)	12,810	218,026

	Shares	Value
LifePoint Hospitals, Inc. (a)(d)	38,142	$ 1,486,394
Lincare Holdings, Inc. (d)	67,736	1,819,389
Magellan Health Services, Inc. (a)	25,186	1,190,290
McKesson Corp.	205,993	17,202,475
Medcath Corp. (a)	2,958	22,954
Medco Health Solutions, Inc. (a)	314,026	21,225,017
MEDNAX, Inc. (a)(d)	44,058	3,277,475
Metropolitan Health Networks, Inc. (a)	12,700	106,172
MModal, Inc. (a)	39,028	401,598
Molina Healthcare, Inc. (a)(d)	19,589	665,242
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,156,056
National Healthcare Corp.	6,159	276,046
NeoStem, Inc. (a)	41,470	23,638
Omnicare, Inc.	82,306	2,895,525
Owens & Minor, Inc.	43,454	1,301,882
Patterson Companies, Inc.	71,822	2,292,558
PDI, Inc. (a)	1,365	9,446
PharMerica Corp. (a)	29,176	357,698
Providence Service Corp. (a)	13,245	199,337
PSS World Medical, Inc. (a)(d)	39,096	947,296
Quest Diagnostics, Inc.	140,542	8,158,463
RadNet, Inc. (a)	27,076	80,957
Select Medical Holdings Corp. (a)	37,877	318,924
Sharps Compliance Corp. (a)	5,184	20,269
Skilled Healthcare Group, Inc. (a)	27,157	177,335
SRI/Surgical Express, Inc. (a)	774	2,941
Sun Healthcare Group, Inc. (a)	15,191	67,752
Sunrise Senior Living, Inc. (a)(d)	31,316	242,386
Team Health Holdings, Inc. (a)	29,804	646,449
Tenet Healthcare Corp. (a)	398,929	2,253,949
The Ensign Group, Inc.	5,658	155,086
Triple-S Management Corp. (a)(d)	20,220	478,607
U.S. Physical Therapy, Inc.	11,240	213,672
UnitedHealth Group, Inc.	855,641	47,701,986
Universal American Spin Corp. (a)	33,569	380,672
Universal Health Services, Inc. Class B	64,910	2,895,635
Vanguard Health Systems, Inc. (a)	30,455	303,332
VCA Antech, Inc. (a)(d)	61,414	1,350,494
Wellcare Health Plans, Inc. (a)(d)	37,775	2,563,412
WellPoint, Inc.	286,095	18,776,415
		272,375,370
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	134,782	2,603,988
athenahealth, Inc. (a)(d)	25,730	1,818,339
Authentidate Holding Corp. (a)	1,633	1,061
Cerner Corp. (a)(d)	107,829	7,961,015
Computer Programs & Systems, Inc. (d)	21,937	1,334,647
Epocrates, Inc. (a)	10,933	101,677
Greenway Medical Technologies	5,301	78,455
HealthStream, Inc. (a)(d)	13,800	281,934
MedAssets, Inc. (a)	31,551	450,548
Medidata Solutions, Inc. (a)(d)	25,864	515,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Merge Healthcare, Inc. (a)	32,622	$ 213,022
Omnicell, Inc. (a)(d)	25,141	375,104
Quality Systems, Inc.	27,774	1,190,671
Transcend Services, Inc. (a)(d)	6,174	132,741
		17,058,930
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	55,779	232,598
Agilent Technologies, Inc.	263,842	11,508,788
Albany Molecular Research, Inc. (a)	23,897	65,478
Apricus Biosciences, Inc. (a)	18,211	62,282
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,708,791
Biodelivery Sciences International, Inc. (a)	3,338	7,544
Bruker BioSciences Corp. (a)	65,927	1,056,810
Cambrex Corp. (a)	18,522	123,357
Charles River Laboratories International, Inc. (a)	42,610	1,496,889
Complete Genomics, Inc. (a)(d)	7,109	26,445
Covance, Inc. (a)(d)	43,017	2,053,201
Enzo Biochem, Inc. (a)	14,697	37,918
eResearchTechnology, Inc. (a)	54,275	346,275
Fluidigm Corp. (a)	3,871	55,820
Furiex Pharmaceuticals, Inc. (a)	9,211	166,166
Harvard Bioscience, Inc. (a)	675	2,801
Illumina, Inc. (a)(d)	116,750	5,983,438
Life Technologies Corp. (a)(d)	150,316	7,111,450
Luminex Corp. (a)(d)	39,871	895,901
Medtox Scientific, Inc. (a)	654	10,137
Mettler-Toledo International, Inc. (a)(d)	24,159	4,355,385
Pacific Biosciences of California, Inc. (a)(d)	28,978	120,838
PAREXEL International Corp. (a)	52,568	1,286,865
PerkinElmer, Inc.	78,650	2,123,550
pSivida Corp. (a)	25,265	54,067
Sequenom, Inc. (a)(d)	88,233	381,167
SeraCare Life Sciences, Inc. (a)	4,298	17,063
Strategic Diagnostics, Inc. (a)	2,665	5,410
Techne Corp.	26,162	1,872,938
Thermo Fisher Scientific, Inc.	303,487	17,183,434
Waters Corp. (a)	67,094	6,011,622
		66,364,428
Pharmaceuticals - 4.8%
Abbott Laboratories	1,235,457	69,939,221
Acura Pharmaceuticals, Inc. (a)(d)	2,885	9,347
Akorn, Inc. (a)(d)	43,869	549,679
Alexza Pharmaceuticals, Inc. (a)(d)	85,991	53,744
Alimera Sciences, Inc. (a)	3,741	14,066
Allergan, Inc.	247,302	22,155,786
Ampio Pharmaceuticals, Inc. (a)(d)	6,057	23,380
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	746,612

	Shares	Value
AVANIR Pharmaceuticals Class A (a)	65,547	$ 180,910
Biodel, Inc. (a)	32,439	20,599
Bristol-Myers Squibb Co.	1,387,197	44,626,127
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	164,366
Cempra, Inc.	5,499	41,243
ChemoCentryx, Inc.	1,737	17,787
Columbia Laboratories, Inc. (a)	42,578	28,101
Corcept Therapeutics, Inc. (a)	36,105	141,893
Cornerstone Therapeutics, Inc. (a)	7,737	44,410
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	56,763
DepoMed, Inc. (a)(d)	31,971	201,098
Durect Corp. (a)	93,293	69,037
Echo Therapeutics, Inc. (a)(d)	20,093	37,172
Eli Lilly & Co.	764,434	29,996,390
Endo Pharmaceuticals Holdings, Inc. (a)(d)	100,446	3,723,533
Endocyte, Inc.	47,373	168,174
Forest Laboratories, Inc. (a)	229,448	7,461,649
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	513,691
Hospira, Inc. (a)(d)	164,444	5,857,495
Impax Laboratories, Inc. (a)(d)	46,165	1,077,953
Ista Pharmaceuticals, Inc. (a)(d)	34,715	287,440
Jazz Pharmaceuticals PLC (a)	17,296	907,521
Johnson & Johnson	2,195,262	142,867,651
KV Pharmaceutical Co. Class A (a)(d)	106,840	148,508
Lannett Co., Inc. (a)	27,670	114,277
MAP Pharmaceuticals, Inc. (a)	12,387	198,811
Medicis Pharmaceutical Corp. Class A (d)	44,858	1,567,339
Merck & Co., Inc.	2,453,258	93,640,858
Mylan, Inc. (a)	369,805	8,668,229
Nektar Therapeutics (a)(d)	110,915	795,261
NuPathe, Inc. (a)	18,258	54,957
Obagi Medical Products, Inc. (a)	21,864	248,156
Omeros Corp. (a)	4,428	30,110
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	300,092
Pacira Pharmaceuticals, Inc.	9,810	104,967
Pain Therapeutics, Inc. (a)(d)	34,536	126,747
Par Pharmaceutical Companies, Inc. (a)	24,023	891,494
Pernix Therapeutics Holdings, Inc. (a)	5,833	50,280
Perrigo Co.	63,753	6,570,384
Pfizer, Inc.	6,153,479	129,838,407
Pozen, Inc. (a)	23,223	101,252
Questcor Pharmaceuticals, Inc. (a)(d)	48,551	1,888,634
Repros Therapeutics, Inc. (a)	12,895	54,159
Sagent Pharmaceuticals, Inc.	10,801	234,274
Salix Pharmaceuticals Ltd. (a)(d)	38,646	1,906,021
Santarus, Inc. (a)	23,487	106,161
Somaxon Pharmaceuticals, Inc. (a)	52,262	31,880
Synthetic Biologics, Inc. (a)	9,114	20,051
The Medicines Company (a)	52,840	1,132,361
Transcept Pharmaceuticals, Inc. (a)	2,494	20,825
Ventrus Biosciences, Inc. (a)	5,603	59,840
ViroPharma, Inc. (a)(d)	55,566	1,781,446
Vivus, Inc. (a)(d)	63,327	1,424,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	129,721	$ 2,170,232
Watson Pharmaceuticals, Inc. (a)	97,907	5,709,936
XenoPort, Inc. (a)	33,327	133,308
Zogenix, Inc. (a)	31,169	71,065
		592,178,018
TOTAL HEALTH CARE		1,386,083,527
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
AAR Corp. (d)	29,755	656,098
AeroVironment, Inc. (a)(d)	13,243	377,161
Alliant Techsystems, Inc.	23,292	1,397,520
American Science & Engineering, Inc.	13,204	959,931
API Technologies Corp. (a)	22,349	84,703
Ascent Solar Technologies, Inc. (a)	33,082	25,142
Astronics Corp. (a)	4,574	152,909
BE Aerospace, Inc. (a)	69,691	3,194,635
Ceradyne, Inc.	17,193	531,436
Cubic Corp.	13,440	642,432
Curtiss-Wright Corp. (d)	35,352	1,313,327
DigitalGlobe, Inc. (a)	20,614	317,043
Ducommun, Inc.	15,643	238,869
EDAC Technologies Corp. (a)	2,262	23,525
Esterline Technologies Corp. (a)(d)	21,459	1,393,762
Exelis, Inc.	137,844	1,448,740
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	536,682
General Dynamics Corp.	231,403	16,945,642
GeoEye, Inc. (a)(d)	17,908	362,995
Goodrich Corp.	101,105	12,736,197
HEICO Corp. Class A (d)	25,642	1,022,603
Hexcel Corp. (a)(d)	68,067	1,720,053
Honeywell International, Inc.	580,063	34,554,353
Huntington Ingalls Industries, Inc. (a)	32,670	1,172,200
Innovative Solutions & Support, Inc. (a)	20,271	86,557
KEYW Holding Corp. (a)(d)	13,887	98,598
Kratos Defense & Security Solutions, Inc. (a)	25,078	159,747
L-3 Communications Holdings, Inc.	80,666	5,666,787
LMI Aerospace, Inc. (a)	6,877	139,947
Lockheed Martin Corp.	217,998	19,273,203
Moog, Inc. Class A (a)(d)	29,482	1,294,555
National Presto Industries, Inc.	4,216	365,063
Northrop Grumman Corp.	200,685	12,002,970
Orbital Sciences Corp. (a)(d)	39,974	561,635
Precision Castparts Corp.	117,640	19,696,465
Raytheon Co.	298,668	15,088,707
Rockwell Collins, Inc.	116,948	6,933,847
Sparton Corp. (a)	2,579	24,294

	Shares	Value
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	83,434	$ 1,999,079
Sypris Solutions, Inc. (a)	2,772	10,450
Taser International, Inc. (a)(d)	58,908	237,399
Teledyne Technologies, Inc. (a)(d)	25,240	1,504,304
Textron, Inc.	249,615	6,866,909
The Boeing Co.	535,144	40,109,043
TransDigm Group, Inc. (a)	39,452	4,686,503
Triumph Group, Inc.	32,470	2,071,586
United Technologies Corp.	634,327	53,201,005
		273,886,611
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	62,170	337,583
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	1,858,530
C.H. Robinson Worldwide, Inc.	126,390	8,363,226
Expeditors International of Washington, Inc.	169,939	7,414,439
FedEx Corp.	235,769	21,216,852
Forward Air Corp.	23,667	796,868
Hub Group, Inc. Class A (a)(d)	25,258	899,943
Pacer International, Inc. (a)(d)	29,688	163,878
Park-Ohio Holdings Corp. (a)	3,535	66,281
Radiant Logistics, Inc. (a)	14,104	32,439
United Parcel Service, Inc. Class B	549,869	42,279,427
UTI Worldwide, Inc.	71,523	1,154,381
XPO Logistics, Inc. (a)	5,264	88,277
		84,672,124
Airlines - 0.2%
Alaska Air Group, Inc. (a)	25,753	1,765,883
Allegiant Travel Co. (a)(d)	21,060	1,052,579
Delta Air Lines, Inc. (a)	696,399	6,831,674
Hawaiian Holdings, Inc. (a)	37,702	200,198
JetBlue Airways Corp. (a)(d)	168,034	856,973
Pinnacle Airlines Corp. (a)	11,387	13,323
Republic Airways Holdings, Inc. (a)	81,894	434,857
SkyWest, Inc. (d)	37,944	433,320
Southwest Airlines Co.	603,928	5,423,273
Spirit Airlines, Inc. (a)	15,904	310,605
United Continental Holdings, Inc. (a)(d)	250,567	5,174,209
US Airways Group, Inc. (a)	117,312	869,282
		23,366,176
Building Products - 0.2%
A.O. Smith Corp.	33,683	1,521,124
AAON, Inc.	30,814	571,600
Ameresco, Inc. Class A (a)	38,199	538,224
American Woodmark Corp.	6,981	99,200
Apogee Enterprises, Inc.	33,247	441,188
Armstrong World Industries, Inc. (a)(d)	15,342	785,817
Builders FirstSource, Inc. (a)	22,494	68,157
Fortune Brands Home & Security, Inc. (a)	128,056	2,476,603
Gibraltar Industries, Inc. (a)	39,553	546,622
Griffon Corp.	38,833	415,125
Insteel Industries, Inc.	16,775	210,694
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc. (d)	34,295	$ 1,341,963
Masco Corp. (d)	257,162	3,055,085
NCI Building Systems, Inc. (a)(d)	16,002	193,624
Owens Corning (a)	116,435	3,685,168
Quanex Building Products Corp.	24,300	413,343
Simpson Manufacturing Co. Ltd. (d)	27,187	810,716
Trex Co., Inc. (a)(d)	11,686	314,704
Universal Forest Products, Inc. (d)	19,011	611,014
USG Corp. (a)(d)	46,968	669,294
		18,769,265
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,205	31,890
ABM Industries, Inc. (d)	32,787	744,265
ACCO Brands Corp. (a)(d)	34,948	412,386
Acorn Energy, Inc.	7,981	65,843
American Reprographics Co. (a)(d)	46,203	243,952
Asset Acceptance Capital Corp. (a)	10,832	50,802
Asta Funding, Inc.	4,468	35,208
Avery Dennison Corp.	88,769	2,707,455
Casella Waste Systems, Inc. Class A (a)(d)	50,882	333,277
Cenveo, Inc. (a)(d)	56,923	222,000
Cintas Corp.	89,845	3,464,423
Clean Harbors, Inc. (a)	33,813	2,270,881
Consolidated Graphics, Inc. (a)	12,018	561,120
Copart, Inc. (a)	58,019	2,888,186
Corrections Corp. of America (a)(d)	88,360	2,214,302
Courier Corp.	15,678	169,009
Covanta Holding Corp.	92,025	1,502,768
Deluxe Corp. (d)	54,408	1,342,245
Encore Capital Group, Inc. (a)(d)	16,160	360,045
EnergySolutions, Inc. (a)(d)	104,471	439,823
EnerNOC, Inc. (a)	15,233	119,884
Ennis, Inc.	21,290	356,820
Fuel Tech, Inc. (a)	21,725	134,478
G&K Services, Inc. Class A	10,202	340,033
Healthcare Services Group, Inc.	45,556	887,431
Heritage-Crystal Clean, Inc. (a)	2,763	61,090
Herman Miller, Inc.	40,346	847,266
HNI Corp.	36,970	934,602
InnerWorkings, Inc. (a)(d)	28,532	325,265
Interface, Inc. Class A	44,100	540,225
Intersections, Inc.	7,586	88,529
Iron Mountain, Inc. (d)	166,503	5,169,918
KAR Auction Services, Inc. (a)	32,774	526,678
Kimball International, Inc. Class B	16,142	99,435
Knoll, Inc.	32,235	497,064
McGrath RentCorp.	17,562	557,594
Metalico, Inc. (a)(d)	41,543	208,546
Mine Safety Appliances Co.	26,951	993,414
Mobile Mini, Inc. (a)(d)	24,084	520,214

	Shares	Value
Multi-Color Corp.	7,946	$ 173,779
NL Industries, Inc.	5,468	80,926
Perma-Fix Environmental Services, Inc. (a)	34,689	57,931
Pitney Bowes, Inc. (d)	142,010	2,574,641
Portfolio Recovery Associates, Inc. (a)(d)	11,960	833,971
Quad/Graphics, Inc.	18,905	283,008
R.R. Donnelley & Sons Co. (d)	148,125	2,047,088
Republic Services, Inc.	262,346	7,825,781
Rollins, Inc. (d)	56,964	1,154,091
Schawk, Inc. Class A	4,209	46,594
Standard Parking Corp. (a)(d)	5,698	102,849
Standard Register Co. (d)	6,365	9,993
Steelcase, Inc. Class A (d)	74,937	657,947
Stericycle, Inc. (a)(d)	61,330	5,321,604
Swisher Hygiene, Inc. (Canada) (a)(d)	59,712	176,151
Sykes Enterprises, Inc. (a)	30,728	423,432
Team, Inc. (a)	18,138	555,023
Tetra Tech, Inc. (a)(d)	44,643	1,096,432
The Brink's Co. (d)	40,696	1,027,574
The Geo Group, Inc. (a)(d)	57,559	1,013,614
TMS International Corp.	14,898	177,286
TRC Companies, Inc. (a)(d)	4,541	23,477
Unifirst Corp. Massachusetts	12,480	749,798
United Stationers, Inc.	31,409	912,117
US Ecology, Inc.	25,366	478,656
Viad Corp.	19,833	385,950
Virco Manufacturing Co.	2,682	5,498
Waste Connections, Inc.	87,111	2,832,850
Waste Management, Inc. (d)	318,741	11,149,560
		75,445,987
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	90,995	2,124,733
Aegion Corp. (a)(d)	27,214	479,239
Argan, Inc.	3,060	45,869
Comfort Systems USA, Inc.	43,738	500,363
Dycom Industries, Inc. (a)	25,959	552,408
EMCOR Group, Inc.	48,972	1,361,422
Fluor Corp.	136,998	8,285,639
Foster Wheeler AG (a)	88,503	2,179,829
Furmanite Corp. (a)	17,662	128,933
Granite Construction, Inc. (d)	31,641	904,933
Great Lakes Dredge & Dock Corp.	39,072	277,020
Integrated Electrical Services, Inc. (a)(d)	12,011	30,508
Jacobs Engineering Group, Inc. (a)(d)	100,035	4,623,618
KBR, Inc.	110,721	4,021,387
Layne Christensen Co. (a)	15,356	371,462
MasTec, Inc. (a)	48,062	845,411
Michael Baker Corp. (a)	6,265	151,174
MYR Group, Inc. (a)	25,270	506,158
Northwest Pipe Co. (a)(d)	12,188	298,362
Orion Marine Group, Inc. (a)	15,813	115,435
Pike Electric Corp. (a)	14,023	125,225
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	17,623	$ 271,042
Quanta Services, Inc. (a)	153,212	3,202,131
Shaw Group, Inc. (a)	55,953	1,619,280
Sterling Construction Co., Inc. (a)(d)	25,870	268,272
Tutor Perini Corp. (a)	24,002	378,752
UniTek Global Services, Inc. (a)	10,175	42,023
URS Corp. (d)	61,309	2,676,138
		36,386,766
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	96,963	174,533
Active Power, Inc. (a)	52,517	36,757
Acuity Brands, Inc. (d)	30,960	1,925,402
Allied Motion Technologies, Inc.	4,209	30,094
Altair Nanotechnologies, Inc. (a)(d)	63,623	43,900
American Superconductor Corp. (a)(d)	110,872	496,707
AMETEK, Inc.	141,837	6,751,441
AZZ, Inc.	12,314	618,163
Babcock & Wilcox Co. (a)	97,803	2,517,449
Belden, Inc.	33,652	1,328,244
Brady Corp. Class A	41,502	1,325,989
Broadwind Energy, Inc. (a)	72,530	45,687
Capstone Turbine Corp. (a)(d)	582,341	646,399
Coleman Cable, Inc. (a)(d)	5,164	58,715
Cooper Industries PLC Class A	121,848	7,459,535
Emerson Electric Co.	594,548	29,911,710
Encore Wire Corp.	23,059	671,709
EnerSys (a)(d)	36,086	1,211,768
Espey Manufacturing & Electronics Corp.	2,015	49,247
Franklin Electric Co., Inc. (d)	17,393	869,824
FuelCell Energy, Inc. (a)(d)	246,058	366,626
Generac Holdings, Inc. (a)	30,944	787,215
General Cable Corp. (a)(d)	39,737	1,230,655
Global Power Equipment Group, Inc. (a)	10,454	253,510
GrafTech International Ltd. (a)	132,891	1,689,045
Hubbell, Inc. Class B	39,086	2,940,049
II-VI, Inc. (a)(d)	36,783	860,354
LSI Industries, Inc.	16,481	113,884
MagneTek, Inc. (a)	2,664	36,603
Nexxus Lighting, Inc. (a)	1,806	2,005
Ocean Power Technologies, Inc. (a)(d)	5,875	19,681
Plug Power, Inc. (a)(d)	38,179	84,757
Polypore International, Inc. (a)(d)	32,865	1,351,409
Powell Industries, Inc. (a)(d)	7,721	253,172
PowerSecure International, Inc. (a)(d)	20,869	125,005
Preformed Line Products Co.	1,689	111,592
Regal-Beloit Corp. (d)	26,752	1,805,760
Rockwell Automation, Inc.	117,791	9,420,924
Roper Industries, Inc. (d)	74,094	6,781,083
Satcon Technology Corp. (a)(d)	75,540	37,770
SL Industries, Inc. (a)	2,156	37,191
Thermon Group Holdings, Inc.	10,097	203,354

	Shares	Value
Thomas & Betts Corp. (a)	37,135	$ 2,682,261
Ultralife Corp. (a)	13,410	66,111
Valence Technology, Inc. (a)(d)	105,179	97,816
Vicor Corp.	10,982	89,174
		87,620,279
Industrial Conglomerates - 2.1%
3M Co.	518,960	45,460,896
Carlisle Companies, Inc. (d)	43,210	2,108,648
Danaher Corp.	462,943	24,457,279
General Electric Co.	8,440,000	160,782,000
Raven Industries, Inc. (d)	15,000	945,750
Seaboard Corp. (a)(d)	249	476,367
Standex International Corp.	10,804	412,821
Tyco International Ltd.	358,852	18,595,711
		253,239,472
Machinery - 2.5%
Accuride Corp. (a)	79,004	628,082
Actuant Corp. Class A (d)	48,056	1,353,738
Adept Technology, Inc. (a)	584	2,365
AGCO Corp. (a)(d)	70,548	3,642,393
Alamo Group, Inc.	14,374	386,229
Albany International Corp. Class A	29,462	704,731
Altra Holdings, Inc. (a)	19,022	370,739
American Railcar Industries, Inc. (a)	11,797	348,012
Ampco-Pittsburgh Corp.	10,414	220,881
Astec Industries, Inc. (a)(d)	12,338	468,227
Barnes Group, Inc.	31,261	865,930
Blount International, Inc. (a)	31,486	539,985
Briggs & Stratton Corp.	42,488	719,747
Cascade Corp.	11,310	602,144
Caterpillar, Inc.	464,889	53,094,973
Chart Industries, Inc. (a)(d)	21,388	1,462,725
CIRCOR International, Inc.	13,068	432,681
CLARCOR, Inc.	35,686	1,801,072
Colfax Corp. (a)(d)	35,245	1,199,035
Columbus McKinnon Corp. (NY Shares) (a)	26,972	449,084
Commercial Vehicle Group, Inc. (a)	77,079	931,885
Crane Co.	35,717	1,734,775
Cummins, Inc.	142,433	17,173,147
Deere & Co.	321,573	26,668,049
Donaldson Co., Inc.	51,141	3,755,284
Douglas Dynamics, Inc.	12,103	157,339
Dover Corp.	158,638	10,156,005
Dynamic Materials Corp.	12,763	284,743
Eastern Co.	943	18,106
Eaton Corp.	258,323	13,481,877
Energy Recovery, Inc. (a)(d)	81,715	175,687
EnPro Industries, Inc. (a)(d)	22,235	840,705
ESCO Technologies, Inc. (d)	20,247	724,640
Federal Signal Corp. (a)(d)	80,990	380,653
Flow International Corp. (a)(d)	30,791	123,164
Flowserve Corp.	41,509	4,921,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
FreightCar America, Inc.	19,411	$ 536,714
Gardner Denver, Inc.	36,882	2,533,056
Gorman-Rupp Co. (d)	14,200	409,954
Graco, Inc.	43,224	2,212,204
Graham Corp.	12,124	282,853
Greenbrier Companies, Inc. (a)(d)	15,464	390,930
Hardinge, Inc.	12,474	122,619
Harsco Corp.	57,382	1,275,602
Hurco Companies, Inc. (a)	3,319	79,092
IDEX Corp.	58,989	2,465,740
Illinois Tool Works, Inc.	345,543	19,243,290
Ingersoll-Rand PLC	273,625	10,912,165
ITT Corp.	114,023	2,844,874
John Bean Technologies Corp.	23,559	406,864
Joy Global, Inc.	93,181	8,103,020
Kadant, Inc. (a)	18,429	402,489
Kaydon Corp.	29,963	1,127,208
Kennametal, Inc. (d)	57,964	2,670,401
L.B. Foster Co. Class A	10,636	313,230
Lincoln Electric Holdings, Inc.	88,988	4,110,356
Lindsay Corp.	10,287	674,724
Lydall, Inc. (a)	9,770	89,005
Manitowoc Co., Inc.	95,250	1,499,235
Meritor, Inc. (a)	87,590	649,042
Met-Pro Corp.	5,616	49,814
Middleby Corp. (a)(d)	16,713	1,633,529
Miller Industries, Inc.	10,768	170,565
Mueller Industries, Inc.	27,692	1,273,832
Mueller Water Products, Inc. Class A	87,385	259,533
NACCO Industries, Inc. Class A	5,119	500,638
Navistar International Corp. (a)	55,357	2,312,815
NN, Inc. (a)(d)	12,121	108,362
Nordson Corp.	45,409	2,496,133
Omega Flex, Inc. (a)	258	4,069
Oshkosh Truck Corp. (a)	75,655	1,763,518
PACCAR, Inc.	301,814	13,886,462
Pall Corp.	84,786	5,379,672
Parker Hannifin Corp.	124,049	11,140,841
Pentair, Inc. (d)	68,772	2,647,722
PMFG, Inc. (a)	15,367	252,172
RBC Bearings, Inc. (a)(d)	21,831	993,529
Robbins & Myers, Inc.	32,129	1,568,216
Sauer-Danfoss, Inc. (a)	13,027	705,282
Snap-On, Inc.	40,414	2,470,508
SPX Corp.	36,737	2,686,944
Stanley Black & Decker, Inc.	128,823	9,893,606
Sun Hydraulics Corp.	19,343	635,611
Tecumseh Products Co. Class A (non-vtg.) (a)	18,712	85,888
Tennant Co.	13,999	574,519
Terex Corp. (a)	80,585	2,046,053

	Shares	Value
Timken Co.	55,895	$ 2,928,898
Titan International, Inc.	31,894	785,868
Toro Co. (d)	24,680	1,671,823
TriMas Corp. (a)(d)	21,882	530,201
Trinity Industries, Inc. (d)	57,002	1,981,390
Twin Disc, Inc. (d)	7,177	229,377
Valmont Industries, Inc. (d)	15,781	1,752,796
Wabash National Corp. (a)(d)	74,589	787,660
WABCO Holdings, Inc. (a)	48,843	2,905,670
Wabtec Corp.	49,289	3,683,367
Watts Water Technologies, Inc. Class A (d)	38,674	1,529,170
Woodward, Inc.	51,161	2,239,317
Xylem, Inc.	140,492	3,649,982
		304,390,573
Marine - 0.0%
Alexander & Baldwin, Inc.	29,287	1,359,210
Baltic Trading Ltd.	21,117	96,716
Eagle Bulk Shipping, Inc. (a)(d)	76,396	122,234
Genco Shipping & Trading Ltd. (a)(d)	78,839	540,047
International Shipholding Corp.	7,999	171,979
Kirby Corp. (a)(d)	38,314	2,629,107
		4,919,293
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	31,494	1,244,013
Advisory Board Co. (a)(d)	15,789	1,277,962
Barrett Business Services, Inc.	3,040	51,741
CBIZ, Inc. (a)(d)	37,390	243,035
CDI Corp.	6,150	92,312
Corporate Executive Board Co.	26,015	1,078,062
CoStar Group, Inc. (a)(d)	17,606	1,056,008
CRA International, Inc. (a)	15,589	371,174
CTPartners Executive Search, Inc. (a)	859	5,961
Dolan Co. (a)(d)	21,177	190,169
Dun & Bradstreet Corp.	36,211	2,992,839
Equifax, Inc.	88,390	3,715,916
Exponent, Inc. (a)(d)	15,525	748,616
Franklin Covey Co. (a)	2,282	20,082
FTI Consulting, Inc. (a)(d)	36,212	1,451,015
GP Strategies Corp. (a)	3,391	53,103
Heidrick & Struggles International, Inc.	22,259	452,303
Hill International, Inc. (a)	13,945	74,745
Hudson Highland Group, Inc. (a)(d)	8,927	39,904
Huron Consulting Group, Inc. (a)	16,504	630,123
ICF International, Inc. (a)	17,107	443,585
IHS, Inc. Class A (a)(d)	41,214	3,897,608
Insperity, Inc.	15,769	475,120
Kelly Services, Inc. Class A (non-vtg.)	19,294	289,410
Kforce, Inc. (a)(d)	25,995	366,530
Korn/Ferry International (a)(d)	33,723	538,556
Manpower, Inc.	59,376	2,557,324
Mastech Holdings, Inc. (a)	299	1,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
MISTRAS Group, Inc. (a)	12,788	$ 286,451
Navigant Consulting, Inc. (a)(d)	41,733	563,813
Nielsen Holdings B.V. (a)	48,341	1,425,576
Odyssey Marine Exploration, Inc. (a)(d)	19,002	57,956
On Assignment, Inc. (a)	26,316	365,266
Pendrell Corp. (a)	126,539	306,224
RCM Technologies, Inc. (a)	1,203	6,508
Resources Connection, Inc.	43,312	566,088
Robert Half International, Inc.	105,423	2,997,176
RPX Corp.	12,247	206,362
Spherix, Inc. (a)	232	188
Towers Watson & Co.	48,457	3,098,341
TrueBlue, Inc. (a)	38,883	643,902
Verisk Analytics, Inc. (a)	106,319	4,624,877
VSE Corp.	1,834	44,805
		39,552,337
Road & Rail - 0.9%
AMERCO	6,519	678,889
Arkansas Best Corp. (d)	18,872	335,922
Avis Budget Group, Inc. (a)(d)	78,355	1,010,780
Celadon Group, Inc.	57,193	844,169
Con-way, Inc. (d)	37,353	1,103,781
Covenant Transport Group, Inc. Class A (a)	9,633	31,307
CSX Corp.	852,220	17,905,142
Dollar Thrifty Automotive Group, Inc. (a)	19,104	1,450,185
Genesee & Wyoming, Inc. Class A (a)(d)	27,283	1,621,156
Heartland Express, Inc. (d)	35,341	511,384
Hertz Global Holdings, Inc. (a)(d)	176,222	2,519,975
J.B. Hunt Transport Services, Inc.	80,895	4,142,633
Kansas City Southern (a)(d)	80,222	5,581,847
Knight Transportation, Inc.	36,896	632,028
Landstar System, Inc. (d)	32,065	1,733,434
Marten Transport Ltd.	20,799	434,075
Norfolk Southern Corp.	270,164	18,614,300
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,011,902
Patriot Transportation Holding, Inc. (a)	1,312	29,520
Providence & Worcester Railroad Co.	4,631	67,520
Quality Distribution, Inc. (a)	25,189	327,709
RailAmerica, Inc. (a)	21,609	445,145
Roadrunner Transportation Systems, Inc. (a)	7,586	135,410
Ryder System, Inc.	36,836	1,960,780
Saia, Inc. (a)	11,656	190,109
Swift Transporation Co. (a)	51,169	599,701
Union Pacific Corp.	385,211	42,469,513
Universal Truckload Services, Inc.	2,515	39,209
USA Truck, Inc. (a)	1,841	15,059
Werner Enterprises, Inc. (d)	39,422	954,801

	Shares	Value
YRC Worldwide, Inc. (a)	240	$ 2,194
Zipcar, Inc. (a)(d)	19,521	253,968
		108,653,547
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	269,475
AeroCentury Corp. (a)	688	6,811
Air Lease Corp. Class A (d)	53,855	1,324,294
Aircastle Ltd.	32,942	448,341
Applied Industrial Technologies, Inc.	26,028	1,045,545
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,047,353
BlueLinx Corp. (a)	17,176	40,192
CAI International, Inc. (a)(d)	7,670	154,551
DXP Enterprises, Inc. (a)	1,851	68,487
Essex Rental Corp. (a)(d)	16,688	61,912
Fastenal Co. (d)	252,177	13,284,684
GATX Corp.	32,405	1,409,293
H&E Equipment Services, Inc. (a)(d)	17,348	299,947
Houston Wire & Cable Co.	15,647	222,187
Interline Brands, Inc. (a)(d)	20,339	418,170
Kaman Corp.	17,880	616,681
Lawson Products, Inc.	3,745	61,081
MSC Industrial Direct Co., Inc. Class A	35,219	2,796,741
RSC Holdings, Inc. (a)	42,293	941,865
Rush Enterprises, Inc. Class A (a)(d)	25,276	602,074
TAL International Group, Inc.	16,704	602,012
Textainer Group Holdings Ltd.	13,061	433,886
Titan Machinery, Inc. (a)	17,235	451,385
United Rentals, Inc. (a)(d)	47,810	1,992,721
W.W. Grainger, Inc.	52,656	10,938,231
Watsco, Inc.	17,655	1,260,390
WESCO International, Inc. (a)(d)	30,088	1,892,234
Willis Lease Finance Corp. (a)	2,006	29,027
		42,719,570
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	18,229	268,149
TOTAL INDUSTRIALS		1,353,890,149
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	46,234	1,409,212
ADTRAN, Inc. (d)	45,765	1,613,216
Alliance Fiber Optic Products, Inc. (a)	8,067	74,781
Ambient Corp. (a)	1,932	9,274
Anaren, Inc. (a)	31,499	552,492
Arris Group, Inc. (a)	84,319	960,393
Aruba Networks, Inc. (a)(d)	71,459	1,542,800
Aviat Networks, Inc. (a)	66,605	175,171
Bel Fuse, Inc. Class B (non-vtg.)	7,032	122,919
Black Box Corp.	16,753	450,991
Blonder Tongue Laboratories, Inc. (a)	3,352	4,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	336,853	$ 1,947,010
CalAmp Corp. (a)	8,197	35,247
Calix Networks, Inc. (a)	19,283	174,318
Ciena Corp. (a)	64,815	967,040
Cisco Systems, Inc.	4,278,965	85,065,824
Communications Systems, Inc.	4,311	62,768
Comtech Telecommunications Corp. (d)	22,438	724,074
Comverse Technology, Inc. (a)	148,465	953,145
Digi International, Inc. (a)(d)	21,456	241,165
Ditech Networks, Inc. (a)	7,261	6,463
EchoStar Holding Corp. Class A (a)	36,937	1,107,002
EMCORE Corp. (a)(d)	14,874	64,553
Emulex Corp. (a)	66,808	698,812
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	371,059
F5 Networks, Inc. (a)	59,599	7,447,491
Finisar Corp. (a)(d)	64,308	1,304,809
Globecomm Systems, Inc. (a)	11,676	169,185
Harmonic, Inc. (a)	75,490	444,636
Harris Corp.	108,567	4,736,778
Infinera Corp. (a)(d)	68,698	546,836
InterDigital, Inc. (d)	33,368	1,262,979
Ixia (a)(d)	32,033	442,696
JDS Uniphase Corp. (a)(d)	177,119	2,309,632
Juniper Networks, Inc. (a)	460,375	10,478,135
KVH Industries, Inc. (a)	19,663	179,720
Lantronix, Inc. (a)	71	209
Loral Space & Communications Ltd. (a)	9,406	670,083
Meru Networks, Inc. (a)(d)	20,865	98,483
Motorola Mobility Holdings, Inc. (a)	255,327	10,136,482
Motorola Solutions, Inc.	227,709	11,339,908
NETGEAR, Inc. (a)(d)	32,032	1,203,442
Network Engines, Inc. (a)	28,981	41,153
Network Equipment Technologies, Inc. (a)(d)	15,181	10,946
NumereX Corp. Class A (a)(d)	2,670	25,979
Oclaro, Inc. (a)(d)	28,804	124,433
Oplink Communications, Inc. (a)	15,273	250,630
Opnext, Inc. (a)	39,034	39,424
Optical Cable Corp.	564	1,974
ORBCOMM, Inc. (a)(d)	20,031	64,700
Parkervision, Inc. (a)(d)	34,215	28,330
PC-Tel, Inc.	2,259	16,604
Performance Technologies, Inc. (a)	2,977	5,984
Plantronics, Inc.	39,954	1,490,284
Polycom, Inc. (a)	189,613	3,915,508
Powerwave Technologies, Inc. (a)(d)	17,873	25,380
Procera Networks, Inc. (a)	21,122	411,034
QUALCOMM, Inc.	1,339,659	83,299,997
Riverbed Technology, Inc. (a)(d)	114,012	3,245,922

	Shares	Value
ShoreTel, Inc. (a)(d)	4,948	$ 26,571
Sonus Networks, Inc. (a)(d)	223,825	653,569
Sycamore Networks, Inc. (a)	13,906	256,844
Symmetricom, Inc. (a)(d)	21,713	127,455
Tellabs, Inc.	247,829	981,403
Telular Corp.	1,806	13,581
Tessco Technologies, Inc.	3,361	61,574
Ubiquiti Networks, Inc. (d)	4,528	118,996
UTStarcom Holdings Corp. (a)	124,511	174,315
ViaSat, Inc. (a)(d)	30,912	1,425,971
Westell Technologies, Inc. Class A (a)	20,974	48,030
Zhone Technologies, Inc. (a)	5,862	7,034
Zoom Technologies, Inc. (a)(d)	31,336	39,170
		249,038,453
Computers & Peripherals - 4.6%
3D Systems Corp. (a)(d)	26,596	595,750
Apple, Inc. (a)	743,137	403,107,204
Astro-Med, Inc.	4,606	37,263
Avid Technology, Inc. (a)(d)	34,710	369,662
Concurrent Computer Corp. (a)	987	3,672
Cray, Inc. (a)	32,010	255,120
Datalink Corp. (a)	9,248	78,700
Dataram Corp. (a)	3,336	2,635
Dell, Inc. (a)	1,327,547	22,966,563
Diebold, Inc.	54,057	2,115,250
Dot Hill Systems Corp. (a)(d)	82,138	114,172
Electronics for Imaging, Inc. (a)	55,580	887,057
EMC Corp. (a)(d)	1,649,316	45,669,560
Fusion-io, Inc. (d)	9,114	248,812
Hauppauge Digital, Inc. (a)	430	555
Hewlett-Packard Co.	1,598,167	40,449,607
Hutchinson Technology, Inc. (a)(d)	26,208	56,871
iGO, Inc. (a)	68,212	47,748
Imation Corp. (a)	19,750	123,438
Immersion Corp. (a)	33,895	219,979
Intermec, Inc. (a)(d)	37,733	282,243
Interphase Corp. (a)	10,718	53,054
Intevac, Inc. (a)	17,689	139,743
Lexmark International, Inc. Class A	56,069	2,067,825
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	113,005	2,454,469
NetApp, Inc. (a)(d)	322,353	13,861,179
Novatel Wireless, Inc. (a)	27,517	94,383
OCZ Technology Group, Inc. (a)(d)	45,585	391,575
Overland Storage, Inc. (a)	596	1,377
Presstek, Inc. (a)	7,291	4,448
QLogic Corp. (a)(d)	79,628	1,368,805
Quantum Corp. (a)(d)	153,724	404,294
Rimage Corp.	6,017	65,886
SanDisk Corp. (a)	191,635	9,478,267
Scan-Optics, Inc. (a)	300	0
Seagate Technology	321,490	8,442,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	32,579	$ 315,691
STEC, Inc. (a)(d)	29,627	287,086
Stratasys, Inc. (a)(d)	19,165	706,039
Super Micro Computer, Inc. (a)(d)	26,807	443,388
Synaptics, Inc. (a)	22,919	842,273
Transact Technologies, Inc. (a)	3,411	22,990
USA Technologies, Inc. (a)	26,460	26,989
Video Display Corp. (a)	2,957	17,298
Western Digital Corp. (a)	203,569	7,990,083
		567,111,330
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	3,453
Aeroflex Holding Corp. (a)	11,165	122,480
Agilysys, Inc. (a)(d)	29,298	235,849
Amphenol Corp. Class A	129,122	7,225,667
Anixter International, Inc. (a)(d)	21,905	1,523,274
Arrow Electronics, Inc. (a)	85,228	3,421,904
Avnet, Inc. (a)	111,339	3,979,256
AVX Corp.	35,625	471,675
Badger Meter, Inc.	27,105	871,968
Benchmark Electronics, Inc. (a)(d)	50,023	821,378
Brightpoint, Inc. (a)	109,219	961,127
Checkpoint Systems, Inc. (a)(d)	27,013	299,844
Clearfield, Inc. (a)	2,407	13,648
Cognex Corp.	33,219	1,416,458
Coherent, Inc. (a)(d)	20,405	1,132,069
Comverge, Inc. (a)	37,629	51,928
Corning, Inc.	1,309,123	17,070,964
CTS Corp. (d)	18,339	182,473
Daktronics, Inc. (d)	32,196	289,764
DDi Corp.	2,322	25,240
Document Security Systems, Inc. (a)(d)	5,625	25,481
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,588,813
DTS, Inc. (a)(d)	18,857	529,505
Echelon Corp. (a)(d)	32,190	158,375
Electro Rent Corp.	7,772	140,285
Electro Scientific Industries, Inc.	21,640	299,498
eMagin Corp. (a)	5,084	16,116
Fabrinet (a)	16,812	300,430
FARO Technologies, Inc. (a)(d)	18,648	1,034,218
FEI Co. (a)(d)	28,037	1,248,207
FLIR Systems, Inc.	126,251	3,303,989
Frequency Electronics, Inc. (a)	430	3,479
Giga-Tronics, Inc. (a)	2,579	3,275
GTSI Corp. (a)	2,043	9,643
I. D. Systems Inc. (a)	6,071	37,397
Identive Group, Inc. (a)(d)	86,261	191,499
IEC Electronics Corp. (a)	86	410
Ingram Micro, Inc. Class A (a)	145,788	2,788,924
Insight Enterprises, Inc. (a)	31,583	660,085

	Shares	Value
IPG Photonics Corp. (a)(d)	18,873	$ 993,286
Iteris, Inc. (a)	1,032	1,548
Itron, Inc. (a)(d)	29,456	1,308,436
Jabil Circuit, Inc.	146,454	3,782,907
KEMET Corp. (a)	26,217	236,215
LeCroy Corp. (a)	12,224	111,972
LightPath Technologies, Inc. Class A (a)	376	669
Littelfuse, Inc.	21,280	1,126,350
LoJack Corp. (a)	24,621	90,605
LRAD Corp. (a)	56,581	80,345
Maxwell Technologies, Inc. (a)	15,285	278,034
Measurement Specialties, Inc. (a)(d)	15,282	496,971
Mercury Computer Systems, Inc. (a)(d)	23,393	336,157
Mesa Laboratories, Inc.	2,184	116,822
Methode Electronics, Inc. Class A	27,713	253,574
Micronetics, Inc. (a)	977	8,197
MicroVision, Inc. (a)(d)	33,139	107,039
MOCON, Inc.	2,209	37,995
Molex, Inc.	125,980	3,414,058
MTS Systems Corp.	16,730	821,610
Multi-Fineline Electronix, Inc. (a)	10,240	269,926
National Instruments Corp. (d)	77,745	2,068,017
NeoPhotonics Corp.	11,524	61,423
NetList, Inc. (a)(d)	67,152	233,689
Newport Corp. (a)	23,268	389,041
OSI Systems, Inc. (a)	17,430	1,028,370
Park Electrochemical Corp.	16,314	464,949
PC Connection, Inc.	4,375	39,113
PC Mall, Inc. (a)	4,077	24,666
Planar Systems, Inc. (a)	2,277	4,668
Plexus Corp. (a)(d)	33,577	1,165,122
Power-One, Inc. (a)	66,414	288,237
Pulse Electronics Corp.	50,135	154,416
RadiSys Corp. (a)	9,220	69,058
RealD, Inc. (a)(d)	37,860	446,748
Research Frontiers, Inc. (a)	1,719	6,017
Richardson Electronics Ltd.	14,373	176,213
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	522,454
Rogers Corp. (a)	16,870	625,708
Sanmina-SCI Corp. (a)	57,434	666,234
ScanSource, Inc. (a)(d)	19,738	730,306
SYNNEX Corp. (a)(d)	16,578	683,511
TE Connectivity Ltd.	360,324	13,169,842
Tech Data Corp. (a)(d)	34,347	1,836,878
Trimble Navigation Ltd. (a)(d)	112,371	5,651,138
TTM Technologies, Inc. (a)(d)	45,522	533,063
Universal Display Corp. (a)(d)	32,522	1,343,484
Viasystems Group, Inc. (a)	4,710	87,229
Vishay Intertechnology, Inc. (a)(d)	124,817	1,530,256
Vishay Precision Group, Inc. (a)	9,596	140,965
Wayside Technology Group, Inc.	1,232	15,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)(d)	25,574	$ 115,850
Zygo Corp. (a)	9,828	188,501
		100,793,638
Internet Software & Services - 1.8%
Active Network, Inc.	16,913	270,608
Akamai Technologies, Inc. (a)	148,200	5,335,200
Ancestry.com, Inc. (a)(d)	20,613	469,564
AOL, Inc. (a)(d)	78,638	1,412,338
Autobytel, Inc. (a)	5,742	5,570
Bankrate, Inc.	33,840	806,746
Carbonite, Inc. (d)	4,801	46,522
comScore, Inc. (a)	21,331	469,069
Constant Contact, Inc. (a)(d)	22,301	674,382
Cornerstone OnDemand, Inc.	13,725	284,657
Crexendo, Inc.	6,585	26,999
DealerTrack Holdings, Inc. (a)	34,664	965,392
Demand Media, Inc. (a)	24,152	165,683
Dice Holdings, Inc. (a)(d)	35,391	314,272
Digital River, Inc. (a)	26,434	466,560
EarthLink, Inc.	80,611	602,164
EasyLink Services International Corp. (a)	13,300	62,111
eBay, Inc. (a)	908,088	32,455,065
eGain Communications Corp. (a)	8,558	44,587
Equinix, Inc. (a)(d)	42,644	5,977,836
FriendFinder Networks, Inc. (a)(d)	17,170	35,027
GlowPoint, Inc. (a)	18,770	55,559
Google, Inc. Class A (a)	200,534	123,980,146
IAC/InterActiveCorp	59,783	2,726,105
InfoSpace, Inc. (a)	32,776	380,529
Internap Network Services Corp. (a)(d)	34,998	261,785
IntraLinks Holdings, Inc. (a)	36,458	214,373
iPass, Inc. (a)	22,438	48,466
j2 Global, Inc.	32,417	958,571
Keynote Systems, Inc.	17,976	357,543
KIT Digital, Inc. (a)(d)	29,076	293,958
Limelight Networks, Inc. (a)(d)	33,081	124,385
LinkedIn Corp. (a)(d)	12,270	1,065,895
Liquidity Services, Inc. (a)(d)	21,953	949,467
LivePerson, Inc. (a)(d)	31,684	477,795
Local.com Corp. (a)(d)	17,671	42,057
LogMeIn, Inc. (a)	22,955	846,121
LoopNet, Inc. (a)	32,780	603,152
Marchex, Inc. Class B	28,685	123,059
Monster Worldwide, Inc. (a)(d)	89,914	624,003
Move, Inc. (a)	35,516	311,120
NIC, Inc. (d)	64,465	779,382
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	15,333	743,651
Openwave Systems, Inc. (a)(d)	76,683	185,573
Perficient, Inc. (a)	14,607	176,453
quepasa.com, Inc. (a)(d)	18,724	73,773

	Shares	Value
QuinStreet, Inc. (a)	17,620	$ 184,129
Rackspace Hosting, Inc. (a)	84,736	4,426,609
RealNetworks, Inc.	22,443	227,796
Responsys, Inc.	13,609	164,261
Saba Software, Inc. (a)	20,826	244,081
SciQuest, Inc. (a)	7,578	114,049
Selectica, Inc. (a)	552	2,539
SPS Commerce, Inc. (a)	5,106	126,884
Stamps.com, Inc. (a)(d)	5,476	141,555
Support.com, Inc. (a)	101,132	333,736
Synacor, Inc.	5,439	26,542
TechTarget, Inc. (a)	1,217	8,397
TheStreet.com, Inc.	3,696	6,801
Travelzoo, Inc. (a)(d)	5,383	136,728
United Online, Inc. (d)	71,982	364,229
ValueClick, Inc. (a)(d)	56,521	1,175,637
VeriSign, Inc. (d)	129,741	4,793,930
VistaPrint Ltd. (a)(d)	28,654	1,165,645
Vocus, Inc. (a)(d)	23,379	316,318
Web.com, Inc. (a)	17,847	236,294
WebMD Health Corp. (a)	42,405	1,053,764
WebMediaBrands, Inc. (a)	1,032	702
XO Group, Inc. (a)(d)	22,964	207,595
Yahoo!, Inc. (a)	952,403	14,124,136
Zillow, Inc. (a)	2,697	86,088
Zix Corp. (a)	43,773	128,255
		217,089,990
IT Services - 3.5%
Accenture PLC Class A	559,482	33,311,558
Acxiom Corp. (a)	52,919	742,983
Alliance Data Systems Corp. (a)(d)	49,861	6,051,131
Automatic Data Processing, Inc.	397,015	21,565,855
Booz Allen Hamilton Holding Corp. Class A	8,727	160,664
Broadridge Financial Solutions, Inc.	87,381	2,126,854
CACI International, Inc. Class A (a)(d)	20,462	1,210,123
Cardtronics, Inc. (a)	30,845	820,169
Cass Information Systems, Inc.	1,428	54,964
Ciber, Inc. (a)	53,912	236,135
Cognizant Technology Solutions Corp. Class A (a)	249,816	17,724,445
Computer Sciences Corp. (d)	116,344	3,695,085
Computer Task Group, Inc. (a)	1,648	24,242
Convergys Corp. (a)(d)	80,658	1,038,875
CoreLogic, Inc. (a)	76,798	1,181,153
CSG Systems International, Inc. (a)(d)	26,552	425,098
CSP, Inc.	3,696	14,119
DST Systems, Inc.	26,518	1,405,454
Dynamics Research Corp. (a)(d)	2,443	22,280
Echo Global Logistics, Inc. (a)(d)	7,746	144,076
Edgewater Technology, Inc. (a)	2,875	10,753
EPAM Systems, Inc.	6,277	88,568
Euronet Worldwide, Inc. (a)(d)	36,875	711,319
ExlService Holdings, Inc. (a)	13,702	381,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	242,609	$ 7,697,984
Fiserv, Inc. (a)	126,468	8,384,828
FleetCor Technologies, Inc. (a)	22,298	825,695
Forrester Research, Inc.	10,441	336,513
Gartner, Inc. Class A (a)	61,997	2,495,999
Genpact Ltd. (a)	69,465	1,112,829
Global Cash Access Holdings, Inc. (a)(d)	58,402	324,715
Global Payments, Inc.	61,860	3,193,213
Hackett Group, Inc. (a)	5,515	26,582
Heartland Payment Systems, Inc.	30,852	873,729
Higher One Holdings, Inc. (a)(d)	21,234	312,140
IBM Corp.	946,365	186,178,386
iGate Corp. (a)(d)	19,383	337,846
Innodata Isogen, Inc. (a)	9,444	54,114
Jack Henry & Associates, Inc. (d)	64,694	2,182,776
Lender Processing Services, Inc.	62,754	1,383,098
Lionbridge Technologies, Inc. (a)	34,685	89,834
ManTech International Corp. Class A	23,021	772,124
MasterCard, Inc. Class A	81,964	34,424,880
Mattersight Corp. (a)	4,307	24,722
Maximus, Inc.	30,123	1,256,430
ModusLink Global Solutions, Inc.	31,030	172,527
MoneyGram International, Inc. (a)	47,720	855,142
NCI, Inc. Class A (a)(d)	12,261	88,279
NeuStar, Inc. Class A (a)(d)	51,899	1,819,060
Online Resources Corp. (a)	26,280	78,840
Paychex, Inc. (d)	246,065	7,701,835
PFSweb, Inc. (a)	1,815	5,082
PRG-Schultz International, Inc. (a)	5,640	31,471
SAIC, Inc. (a)(d)	273,792	3,345,738
Sapient Corp. (d)	97,843	1,222,059
ServiceSource International, Inc.	26,438	444,158
StarTek, Inc. (a)	1,950	3,959
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	29,228	89,730
Syntel, Inc.	16,557	847,718
Teletech Holdings, Inc. (a)	19,293	294,604
Teradata Corp. (a)	126,713	8,432,750
The Management Network Group, Inc. (a)	206	515
The Western Union Co.	477,567	8,343,095
TNS, Inc. (a)	26,351	483,014
Total System Services, Inc.	136,562	2,987,977
TSR, Inc. (a)	43	189
Unisys Corp. (a)	35,389	661,067
VeriFone Systems, Inc. (a)(d)	74,468	3,566,273
Virtusa Corp. (a)	2,325	36,340
Visa, Inc. Class A	393,010	45,734,574
Wright Express Corp. (a)(d)	27,520	1,702,938
		434,384,464

	Shares	Value
Office Electronics - 0.1%
Xerox Corp.	1,207,010	$ 9,933,692
Zebra Technologies Corp. Class A (a)	39,540	1,519,918
		11,453,610
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)(d)	31,081	372,972
Advanced Micro Devices, Inc. (a)(d)	423,974	3,116,209
AEHR Test Systems (a)	3,126	2,501
Aetrium, Inc. (a)	2,064	1,754
Altera Corp.	244,713	9,409,215
Amkor Technology, Inc. (a)(d)	114,967	734,639
Amtech Systems, Inc. (a)(d)	12,381	108,458
ANADIGICS, Inc. (a)(d)	39,656	101,916
Analog Devices, Inc.	259,067	10,158,017
Applied Materials, Inc.	1,081,624	13,239,078
Applied Micro Circuits Corp. (a)(d)	73,605	499,042
Atmel Corp. (a)(d)	322,880	3,264,317
ATMI, Inc. (a)	23,384	515,150
AuthenTec, Inc. (a)	7,194	25,179
Axcelis Technologies, Inc. (a)	75,586	125,473
AXT, Inc. (a)	22,615	129,584
Broadcom Corp. Class A	387,137	14,382,140
Brooks Automation, Inc.	46,495	555,615
BTU International, Inc. (a)	4,067	11,998
Cabot Microelectronics Corp.	23,133	1,162,433
Cavium, Inc. (a)(d)	36,402	1,300,643
Ceva, Inc. (a)(d)	14,448	356,143
Cirrus Logic, Inc. (a)(d)	43,561	1,027,168
Cohu, Inc.	18,095	203,026
Cree, Inc. (a)(d)	80,092	2,425,987
CVD Equipment Corp. (a)(d)	24,298	279,670
Cymer, Inc. (a)(d)	24,391	1,121,498
Cypress Semiconductor Corp. (d)	184,808	3,187,938
Diodes, Inc. (a)(d)	26,894	668,047
DSP Group, Inc. (a)	34,788	222,295
Entegris, Inc. (a)	103,421	934,926
Entropic Communications, Inc. (a)(d)	53,522	329,963
Exar Corp. (a)	27,190	190,330
Fairchild Semiconductor International, Inc. (a)	99,102	1,445,898
First Solar, Inc. (a)(d)	47,554	1,535,994
FormFactor, Inc. (a)	37,840	193,362
FSI International, Inc. (a)(d)	26,930	107,181
GSI Technology, Inc. (a)	4,316	19,854
GT Advanced Technologies, Inc. (a)(d)	91,707	785,012
Hittite Microwave Corp. (a)(d)	19,341	1,105,918
Ikanos Communications, Inc. (a)	35,040	26,301
Inphi Corp. (a)	9,279	133,246
Integrated Device Technology, Inc. (a)	100,471	694,255
Integrated Silicon Solution, Inc. (a)	27,085	286,559
Intel Corp.	4,067,111	109,323,944
International Rectifier Corp. (a)	50,327	1,129,841
Intersil Corp. Class A (d)	88,851	1,005,793
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intest Corp. (a)	2,175	$ 7,547
IXYS Corp. (a)(d)	37,153	443,235
KLA-Tencor Corp.	134,341	6,502,104
Kopin Corp. (a)(d)	42,598	153,353
Kulicke & Soffa Industries, Inc. (a)	54,346	611,936
Lam Research Corp. (a)(d)	90,374	3,768,596
Lattice Semiconductor Corp. (a)	136,230	897,756
Linear Technology Corp.	156,591	5,242,667
LSI Corp. (a)	436,463	3,753,582
LTX-Credence Corp. (a)	48,731	328,934
Marvell Technology Group Ltd. (a)	448,792	6,731,880
Mattson Technology, Inc. (a)	39,367	108,259
Maxim Integrated Products, Inc.	221,144	6,167,706
MaxLinear, Inc. Class A (a)	10,522	57,871
MEMC Electronic Materials, Inc. (a)(d)	169,051	664,370
Micrel, Inc.	33,398	356,357
Microchip Technology, Inc. (d)	142,451	5,138,208
Micron Technology, Inc. (a)(d)	676,849	5,787,059
Microsemi Corp. (a)(d)	62,713	1,311,956
Mindspeed Technologies, Inc. (a)	20,470	133,260
MIPS Technologies, Inc. (a)(d)	41,504	239,063
MKS Instruments, Inc.	37,798	1,132,050
Monolithic Power Systems, Inc. (a)	35,284	655,930
MoSys, Inc. (a)(d)	9,566	36,542
Nanometrics, Inc. (a)(d)	28,664	503,053
Novellus Systems, Inc. (a)	59,418	2,761,749
NVE Corp. (a)(d)	6,043	323,301
NVIDIA Corp. (a)	448,017	6,787,458
Omnivision Technologies, Inc. (a)(d)	44,394	726,730
ON Semiconductor Corp. (a)	400,227	3,630,059
PDF Solutions, Inc. (a)	4,311	34,617
Pericom Semiconductor Corp. (a)	17,514	134,683
Photronics, Inc. (a)(d)	74,723	523,808
Pixelworks, Inc. (a)	11,868	28,246
PLX Technology, Inc. (a)(d)	29,807	104,623
PMC-Sierra, Inc. (a)	166,615	1,144,645
Power Integrations, Inc.	28,590	1,066,407
QuickLogic Corp. (a)(d)	26,338	68,479
Rambus, Inc. (a)	76,083	538,668
Ramtron International Corp. (a)	22,353	42,471
RF Micro Devices, Inc. (a)(d)	198,693	947,766
Rubicon Technology, Inc. (a)(d)	18,271	163,891
Rudolph Technologies, Inc. (a)(d)	17,933	176,999
Semtech Corp. (a)(d)	45,838	1,316,009
Sigma Designs, Inc. (a)	22,818	131,204
Silicon Image, Inc. (a)	84,424	436,472
Silicon Laboratories, Inc. (a)(d)	30,879	1,383,379
Skyworks Solutions, Inc. (a)(d)	197,217	5,318,942
Spansion, Inc. Class A (a)	25,556	327,117
Standard Microsystems Corp. (a)(d)	24,875	636,551
STR Holdings, Inc. (a)(d)	37,233	264,354

	Shares	Value
SunPower Corp. (a)	29,517	$ 222,263
Supertex, Inc. (a)	19,548	360,856
Teradyne, Inc. (a)(d)	178,524	2,931,364
Tessera Technologies, Inc. (a)	33,779	567,487
Texas Instruments, Inc.	941,830	31,410,031
TranSwitch Corp. (a)	16,133	45,656
Trio-Tech International (a)	3,696	7,392
TriQuint Semiconductor, Inc. (a)(d)	138,618	892,700
Ultra Clean Holdings, Inc. (a)	12,895	105,352
Ultratech, Inc. (a)	31,408	854,612
Veeco Instruments, Inc. (a)(d)	36,173	978,118
Vitesse Semiconductor Corp. (a)(d)	9,484	37,746
Volterra Semiconductor Corp. (a)(d)	28,138	864,681
Xilinx, Inc. (d)	198,755	7,340,022
		314,326,664
Software - 3.8%
Accelrys, Inc. (a)	29,972	237,978
ACI Worldwide, Inc. (a)	37,489	1,416,334
Activision Blizzard, Inc. (d)	335,744	4,012,141
Actuate Corp. (a)	42,170	254,707
Adobe Systems, Inc. (a)	404,590	13,306,965
Advent Software, Inc. (a)(d)	32,795	843,815
American Software, Inc. Class A	3,798	31,561
ANSYS, Inc. (a)(d)	71,510	4,518,002
Ariba, Inc. (a)(d)	71,414	2,247,399
Aspen Technology, Inc. (a)(d)	68,551	1,409,409
Autodesk, Inc. (a)	171,089	6,475,719
Bitstream, Inc. Class A (a)	5,202	28,039
Blackbaud, Inc.	29,935	944,449
BMC Software, Inc. (a)	131,423	4,920,477
Bottomline Technologies, Inc. (a)(d)	23,633	664,087
BroadSoft, Inc. (a)	20,047	729,109
BSQUARE Corp. (a)	11,182	37,348
CA, Inc.	338,055	9,137,627
Cadence Design Systems, Inc. (a)(d)	209,415	2,464,815
Callidus Software, Inc. (a)(d)	12,639	93,655
Citrix Systems, Inc. (a)	157,066	11,739,113
CommVault Systems, Inc. (a)(d)	36,151	1,864,307
Compuware Corp. (a)	146,255	1,317,758
Concur Technologies, Inc. (a)(d)	32,419	1,911,100
Convio, Inc. (a)	5,835	91,376
Datawatch Corp. (a)	1,950	27,222
Deltek, Inc. (a)	2,618	28,877
Digimarc Corp. (a)	1,836	51,206
Ebix, Inc. (d)	31,393	731,457
Electronic Arts, Inc. (a)	249,134	4,068,358
Ellie Mae, Inc.	10,964	91,549
EPIQ Systems, Inc. (d)	38,746	445,192
ePlus, Inc. (a)	762	24,399
FactSet Research Systems, Inc.	29,192	2,551,381
Fair Isaac Corp.	37,437	1,515,450
FalconStor Software, Inc. (a)	21,866	62,318
Fonix Corp. (a)	1	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Fortinet, Inc. (a)(d)	123,327	$ 3,335,995
Glu Mobile, Inc. (a)(d)	27,012	102,105
GSE Systems, Inc. (a)	388	729
Guidance Software, Inc. (a)	3,531	40,289
Guidewire Software, Inc.	5,991	135,516
Imperva, Inc.	3,643	134,973
Informatica Corp. (a)(d)	99,837	4,907,987
Interactive Intelligence Group, Inc. (a)	8,029	224,812
Intuit, Inc.	214,635	12,414,488
JDA Software Group, Inc. (a)(d)	38,809	972,554
Jive Software, Inc.	9,842	214,654
Kenexa Corp. (a)(d)	15,879	441,277
Majesco Entertainment Co. (a)(d)	19,952	49,680
Manhattan Associates, Inc. (a)	20,570	953,625
Mentor Graphics Corp. (a)	80,500	1,220,380
MICROS Systems, Inc. (a)(d)	56,461	2,932,020
Microsoft Corp.	5,982,117	189,872,394
MicroStrategy, Inc. Class A (a)(d)	7,880	1,068,449
Mitek Systems, Inc. (a)(d)	15,896	165,318
Monotype Imaging Holdings, Inc. (a)	14,180	198,945
Motricity, Inc. (a)(d)	42,402	56,395
NetScout Systems, Inc. (a)(d)	23,369	496,124
NetSol Technologies, Inc. (a)	101,658	54,895
NetSuite, Inc. (a)	19,234	917,462
Nuance Communications, Inc. (a)(d)	213,353	5,530,110
Opnet Technologies, Inc.	7,189	205,246
Oracle Corp.	3,107,810	90,965,599
Parametric Technology Corp. (a)	83,074	2,218,076
Peerless Systems Corp. (a)	172	669
Pegasystems, Inc.	16,328	458,490
Pervasive Software, Inc. (a)	4,203	25,260
Progress Software Corp. (a)(d)	47,192	1,094,382
PROS Holdings, Inc. (a)(d)	12,895	226,049
QAD, Inc. Class B	4,298	59,098
QLIK Technologies, Inc. (a)	54,045	1,635,942
Quest Software, Inc. (a)	39,589	792,572
RealPage, Inc. (a)	20,932	415,082
Red Hat, Inc. (a)	157,804	7,804,986
Rosetta Stone, Inc. (a)	8,315	75,084
Rovi Corp. (a)	86,281	3,061,250
salesforce.com, Inc. (a)(d)	96,462	13,809,500
SeaChange International, Inc. (a)	17,668	120,849
Smith Micro Software, Inc. (a)	20,978	53,284
SolarWinds, Inc. (a)	41,125	1,532,318
Solera Holdings, Inc.	55,386	2,658,528
Sonic Foundry, Inc. (a)	155	1,142
Sourcefire, Inc. (a)(d)	26,600	1,197,532
SRS Labs, Inc. (a)	6,521	43,625
SS&C Technologies Holdings, Inc. (a)	18,752	388,541
Symantec Corp. (a)	570,036	10,169,442
Synchronoss Technologies, Inc. (a)(d)	29,419	984,360

	Shares	Value
Synopsys, Inc. (a)	143,372	$ 4,368,545
Take-Two Interactive Software, Inc. (a)(d)	62,163	960,418
Taleo Corp. Class A (a)(d)	24,860	1,139,085
Tangoe, Inc. (a)	32,304	605,377
TeleCommunication Systems, Inc. Class A (a)	49,377	132,330
TeleNav, Inc. (a)	12,035	80,875
THQ, Inc. (a)(d)	76,823	41,484
TIBCO Software, Inc. (a)	129,577	3,753,846
TiVo, Inc. (a)	82,213	924,896
Tyler Technologies, Inc. (a)(d)	30,080	1,136,122
Ultimate Software Group, Inc. (a)(d)	18,004	1,257,039
Vasco Data Security International, Inc. (a)(d)	30,246	273,424
Verint Systems, Inc. (a)	23,323	641,149
Versant Corp. (a)	275	2,855
VirnetX Holding Corp. (a)(d)	42,196	911,012
VMware, Inc. Class A (a)	59,262	5,860,419
Wave Systems Corp. Class A (a)(d)	52,444	105,412
Websense, Inc. (a)(d)	31,243	562,686
Zynga, Inc. (d)	81,974	1,079,598
		470,569,353
TOTAL INFORMATION TECHNOLOGY		2,364,767,502
MATERIALS - 4.0%
Chemicals - 2.4%
A. Schulman, Inc. (d)	28,352	732,616
ADA-ES, Inc. (a)	7,109	159,739
Air Products & Chemicals, Inc.	170,671	15,401,351
Airgas, Inc.	49,779	4,098,305
Albemarle Corp.	65,910	4,384,333
American Pacific Corp. (a)	688	5,346
American Vanguard Corp. (d)	23,997	396,430
Arabian American Development Co. (a)	12,294	97,491
Ashland, Inc.	50,811	3,229,547
Balchem Corp. (d)	26,952	734,442
Cabot Corp.	41,807	1,693,602
Calgon Carbon Corp. (a)(d)	83,129	1,256,079
Celanese Corp. Class A	129,149	6,143,618
CF Industries Holdings, Inc.	57,618	10,716,948
Chase Corp.	859	12,456
Chemtura Corp. (a)	73,070	1,134,046
Clean Diesel Technologies, Inc. (a)(d)	22,307	67,144
Core Molding Technologies, Inc. (a)	5,919	56,645
Cytec Industries, Inc.	34,436	2,047,565
Dow Chemical Co.	935,587	31,351,520
E.I. du Pont de Nemours & Co.	755,442	38,414,226
Eastman Chemical Co.	97,132	5,257,755
Ecolab, Inc.	229,294	13,757,640
Ferro Corp. (a)(d)	55,113	305,877
Flotek Industries, Inc. (a)(d)	54,967	615,081
FMC Corp.	56,197	5,561,817
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FutureFuel Corp.	9,540	$ 105,417
Georgia Gulf Corp. (a)	23,211	748,787
GSE Holding, Inc.	2,100	25,515
H.B. Fuller Co. (d)	32,855	989,921
Hawkins, Inc.	5,329	206,499
Huntsman Corp.	140,478	1,918,929
Innophos Holdings, Inc.	16,934	853,135
International Flavors & Fragrances, Inc. (d)	77,751	4,434,140
Intrepid Potash, Inc. (a)(d)	39,192	991,166
KMG Chemicals, Inc.	10,303	178,757
Koppers Holdings, Inc.	22,254	837,418
Kraton Performance Polymers, Inc. (a)	20,094	558,412
Kronos Worldwide, Inc.	11,327	264,712
Landec Corp. (a)	25,874	163,006
LSB Industries, Inc. (a)(d)	18,952	762,249
LyondellBasell Industries NV Class A	283,794	12,254,225
Material Sciences Corp. (a)	4,565	39,533
Minerals Technologies, Inc.	17,066	1,101,952
Monsanto Co.	438,818	33,955,737
Nanophase Technologies Corp. (a)	3,795	2,429
NewMarket Corp.	7,381	1,346,516
Olin Corp. (d)	49,032	1,031,143
OM Group, Inc. (a)(d)	23,696	651,166
OMNOVA Solutions, Inc. (a)(d)	32,261	164,531
Penford Corp. (a)	6,469	37,261
PolyOne Corp.	70,747	950,132
PPG Industries, Inc.	126,786	11,569,223
Praxair, Inc.	243,959	26,591,531
Quaker Chemical Corp.	14,473	596,432
Rockwood Holdings, Inc. (a)	49,361	2,628,473
RPM International, Inc. (d)	90,249	2,154,244
Senomyx, Inc. (a)(d)	18,447	63,273
Sensient Technologies Corp. (d)	57,162	2,114,422
Sherwin-Williams Co.	69,774	7,197,188
Sigma Aldrich Corp.	94,992	6,819,476
Solutia, Inc.	87,015	2,445,992
Spartech Corp. (a)	19,316	112,033
Stepan Co.	8,487	742,018
The Mosaic Co.	219,915	12,700,091
The Scotts Miracle-Gro Co. Class A (d)	29,091	1,362,622
TPC Group, Inc. (a)	11,175	388,220
Tredegar Corp.	24,439	567,962
Valhi, Inc.	4,002	229,515
Valspar Corp.	85,270	3,952,265
W.R. Grace & Co. (a)	43,184	2,459,761
Westlake Chemical Corp.	12,747	767,752
Zep, Inc.	16,526	250,699
Zoltek Companies, Inc. (a)(d)	40,249	486,610
		298,404,109

	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	36,470	$ 1,144,429
Headwaters, Inc. (a)	93,443	284,067
Martin Marietta Materials, Inc.	41,456	3,559,827
Texas Industries, Inc. (d)	16,333	552,545
U.S. Concrete, Inc. (a)	13,793	57,931
Vulcan Materials Co.	106,365	4,739,624
		10,338,423
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	227,169
Aptargroup, Inc. (d)	41,303	2,179,972
Ball Corp.	134,650	5,396,772
Bemis Co., Inc. (d)	87,122	2,733,017
Boise, Inc.	80,405	661,733
Crown Holdings, Inc. (a)	110,291	4,077,458
Graphic Packaging Holding Co. (a)	145,268	767,015
Greif, Inc. Class A (d)	29,099	1,490,160
MOD-PAC Corp. (sub. vtg.) (a)	989	6,339
Myers Industries, Inc.	17,337	230,929
Owens-Illinois, Inc. (a)	119,395	2,853,541
Packaging Corp. of America	69,635	2,063,981
Rock-Tenn Co. Class A	51,739	3,647,082
Sealed Air Corp.	144,059	2,827,878
Silgan Holdings, Inc.	35,329	1,502,189
Sonoco Products Co.	69,472	2,281,460
UFP Technologies, Inc. (a)	1,379	24,229
		32,970,924
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(d)	15,455	176,960
AK Steel Holding Corp. (d)	121,218	960,047
Alcoa, Inc.	919,985	9,356,247
Allegheny Technologies, Inc.	77,522	3,400,890
Allied Nevada Gold Corp. (a)(d)	66,857	2,300,549
Amcol International Corp.	18,664	547,415
Carpenter Technology Corp.	31,548	1,618,412
Century Aluminum Co. (a)(d)	49,996	490,461
Cliffs Natural Resources, Inc.	111,449	7,074,783
Coeur d'Alene Mines Corp. (a)(d)	92,048	2,617,845
Commercial Metals Co.	82,162	1,091,933
Compass Minerals International, Inc.	22,090	1,591,585
Comstock Mining, Inc. (a)	12,441	25,131
Freeport-McMoRan Copper & Gold, Inc.	756,136	32,181,148
Friedman Industries	2,001	20,910
General Moly, Inc. (a)(d)	49,482	178,630
Globe Specialty Metals, Inc.	35,832	509,531
Golden Minerals Co. (a)(d)	22,525	187,859
Handy & Harman Ltd. (a)	4,348	52,785
Haynes International, Inc.	8,639	546,762
Hecla Mining Co.	227,588	1,156,147
Horsehead Holding Corp. (a)	39,520	450,528
Kaiser Aluminum Corp. (d)	16,273	786,637
Materion Corp. (a)	22,336	655,562
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
McEwen Mining, Inc. (a)(d)	153,111	$ 800,771
Metals USA Holdings Corp. (a)	10,388	135,875
Mines Management, Inc. (a)(d)	12,500	25,125
Molycorp, Inc. (a)(d)	46,127	1,139,337
Newmont Mining Corp.	380,920	22,626,648
Noranda Aluminium Holding Corp.	34,612	415,344
Nucor Corp.	219,158	9,539,948
Olympic Steel, Inc.	9,587	224,719
Reliance Steel & Aluminum Co.	58,834	3,160,562
Royal Gold, Inc.	42,217	2,931,971
RTI International Metals, Inc. (a)(d)	27,976	630,579
Schnitzer Steel Inds, Inc. Class A (d)	16,509	745,546
Silver Bull Resources, Inc. (a)(d)	34,716	19,788
Solitario Exploration & Royalty Corp. (a)	7,900	11,139
Southern Copper Corp. (d)	168,589	5,421,822
Steel Dynamics, Inc.	160,458	2,376,383
Stillwater Mining Co. (a)(d)	84,322	1,197,372
SunCoke Energy, Inc. (a)	54,343	778,735
Synalloy Corp.	602	7,615
Titanium Metals Corp.	121,957	1,787,890
U.S. Silica Holdings, Inc.	9,838	166,459
United States Steel Corp. (d)	106,239	2,891,826
Universal Stainless & Alloy Products, Inc. (a)	4,997	167,300
US Energy Corp. (a)	13,579	44,675
Vista Gold Corp. (a)(d)	30,419	107,683
Walter Energy, Inc.	48,021	3,113,201
Worthington Industries, Inc.	42,754	721,260
		129,168,330
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	58,314	892,204
Buckeye Technologies, Inc.	38,686	1,321,514
Clearwater Paper Corp. (a)	17,308	593,837
Deltic Timber Corp.	13,533	882,487
Domtar Corp.	31,471	3,017,125
Glatfelter	36,975	577,180
International Paper Co.	320,065	11,250,285
Kapstone Paper & Packaging Corp. (a)	27,514	553,031
Louisiana-Pacific Corp. (a)(d)	87,254	712,865
MeadWestvaco Corp.	135,474	4,102,153
Neenah Paper, Inc.	13,754	383,599
Schweitzer-Mauduit International, Inc.	12,453	872,333
Verso Paper Corp. (a)	16,407	21,329
Wausau-Mosinee Paper Corp.	43,988	410,848
		25,590,790
TOTAL MATERIALS		496,472,576

	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)(d)	54,427	$ 233,492
AboveNet, Inc. (a)(d)	19,425	1,351,203
Alaska Communication Systems Group, Inc. (d)	91,658	293,306
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,755,975	145,485,275
Atlantic Tele-Network, Inc.	16,949	649,486
Boingo Wireless, Inc.	15,589	149,031
Cbeyond, Inc. (a)	34,447	264,553
CenturyLink, Inc.	476,960	19,197,640
Cincinnati Bell, Inc. New (a)(d)	146,179	548,171
Cogent Communications Group, Inc. (a)	45,760	842,899
Consolidated Communications Holdings, Inc. (d)	37,636	713,955
Elephant Talk Communication, Inc. (a)(d)	40,052	85,711
FairPoint Communications, Inc. (a)(d)	39,538	148,663
Frontier Communications Corp. (d)	749,270	3,439,149
General Communications, Inc. Class A (a)	33,964	359,679
Globalstar, Inc. (a)(d)	95,723	81,518
Hawaiian Telcom Holdco, Inc. (a)	7,614	119,692
HickoryTech Corp.	2,523	27,097
IDT Corp. Class B	36,897	333,918
inContact, Inc. (a)	21,298	113,518
Iridium Communications, Inc. (a)(d)	61,404	469,127
Level 3 Communications, Inc. (a)	186,635	4,537,097
Lumos Networks Corp.	10,948	140,134
Neutral Tandem, Inc. (a)	28,172	314,400
Premiere Global Services, Inc. (a)	54,821	474,202
Primus Telecommunications Group, Inc. (a)	10,437	143,509
SureWest Communications	15,725	352,397
Towerstream Corp. (a)(d)	34,148	96,980
tw telecom, inc. (a)(d)	109,402	2,363,083
Verizon Communications, Inc.	2,254,924	85,935,154
Vonage Holdings Corp. (a)	108,539	259,408
Windstream Corp. (d)	403,983	4,880,115
		274,403,562
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	187,420	431,066
Crown Castle International Corp. (a)	182,816	9,471,697
Leap Wireless International, Inc. (a)	51,525	537,921
MetroPCS Communications, Inc. (a)	322,874	3,325,602
NII Holdings, Inc. (a)(d)	126,821	2,267,559
NTELOS Holdings Corp.	10,948	254,541
SBA Communications Corp. Class A (a)(d)	91,252	4,282,456
Shenandoah Telecommunications Co. (d)	22,919	228,961
Sprint Nextel Corp. (a)	2,227,579	5,502,120
Telephone & Data Systems, Inc.	73,288	1,851,988
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)(d)	14,322	$ 617,851
USA Mobility, Inc.	28,203	386,945
		29,158,707
TOTAL TELECOMMUNICATION SERVICES		303,562,269
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allete, Inc. (d)	33,215	1,381,080
American Electric Power Co., Inc.	366,241	13,774,324
Central Vermont Public Service Corp. (d)	19,324	680,978
Cleco Corp. (d)	54,483	2,096,506
Duke Energy Corp.	1,032,626	21,602,536
Edison International	243,928	10,213,265
El Paso Electric Co.	44,691	1,462,736
Empire District Electric Co.	52,048	1,038,358
Entergy Corp.	153,247	10,210,848
Exelon Corp.	537,367	20,994,929
FirstEnergy Corp.	351,230	15,555,977
Great Plains Energy, Inc.	94,773	1,874,610
Hawaiian Electric Industries, Inc. (d)	66,479	1,665,299
IDACORP, Inc.	35,161	1,423,317
ITC Holdings Corp.	52,881	3,991,458
MGE Energy, Inc.	22,576	990,183
NextEra Energy, Inc.	338,664	20,153,895
Northeast Utilities	122,863	4,410,782
NV Energy, Inc.	181,962	2,853,164
Otter Tail Corp.	32,419	688,580
Pepco Holdings, Inc.	155,532	3,023,542
Pinnacle West Capital Corp.	77,059	3,624,085
PNM Resources, Inc.	67,114	1,206,710
Portland General Electric Co.	65,957	1,625,180
PPL Corp.	487,826	13,927,432
Progress Energy, Inc.	222,099	11,789,015
Southern Co.	690,945	30,532,860
UIL Holdings Corp.	34,543	1,217,641
Unisource Energy Corp.	32,111	1,181,364
Unitil Corp.	19,695	523,887
Westar Energy, Inc.	76,364	2,101,537
		207,816,078
Gas Utilities - 0.2%
AGL Resources, Inc.	84,990	3,388,551
Atmos Energy Corp.	67,549	2,075,781
Chesapeake Utilities Corp. (d)	10,363	425,608
Delta Natural Gas Co., Inc.	1,539	58,605
Gas Natural, Inc.	1,949	21,731
Laclede Group, Inc.	27,494	1,129,728
National Fuel Gas Co.	56,086	2,822,808
New Jersey Resources Corp.	30,189	1,409,524
Northwest Natural Gas Co. (d)	34,699	1,588,173

	Shares	Value
ONEOK, Inc.	80,943	$ 6,689,130
Piedmont Natural Gas Co., Inc.	66,004	2,138,530
Questar Corp.	120,840	2,322,545
South Jersey Industries, Inc.	25,563	1,329,276
Southwest Gas Corp.	38,877	1,658,104
UGI Corp.	77,479	2,188,782
WGL Holdings, Inc. (d)	35,927	1,466,899
		30,713,775
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	38,823	1,274,947
Calpine Corp. (a)(d)	290,000	4,439,900
Constellation Energy Group, Inc.	134,026	4,859,783
Dynegy, Inc. (a)(d)	77,498	100,747
Genie Energy Ltd. Class B	11,430	109,614
GenOn Energy, Inc. (a)	573,550	1,410,933
NRG Energy, Inc. (a)	189,652	3,243,049
Ormat Technologies, Inc.	25,950	525,228
Tegal Corp. (a)	87	290
The AES Corp. (a)	604,562	8,197,861
		24,162,352
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,902	3,236,461
Ameren Corp.	176,734	5,667,859
Avista Corp.	62,033	1,532,215
CenterPoint Energy, Inc.	319,442	6,225,925
CH Energy Group, Inc. (d)	17,708	1,180,592
CMS Energy Corp.	175,000	3,746,750
Consolidated Edison, Inc.	240,766	13,988,505
Dominion Resources, Inc.	455,703	22,999,330
DTE Energy Co.	125,312	6,765,595
Integrys Energy Group, Inc.	53,328	2,774,656
MDU Resources Group, Inc.	139,832	3,034,354
NiSource, Inc. (d)	245,673	5,896,152
NorthWestern Energy Corp.	42,329	1,470,086
NSTAR	83,673	3,924,264
OGE Energy Corp.	87,987	4,617,558
PG&E Corp.	338,723	14,117,975
Public Service Enterprise Group, Inc.	385,925	11,878,772
SCANA Corp.	113,750	5,118,750
Sempra Energy (d)	169,220	10,024,593
TECO Energy, Inc. (d)	132,305	2,374,875
Vectren Corp.	57,016	1,666,008
Wisconsin Energy Corp.	171,718	5,852,149
Xcel Energy, Inc.	428,748	11,357,535
		149,450,959
Water Utilities - 0.1%
American States Water Co. (d)	24,187	891,533
American Water Works Co., Inc.	135,341	4,639,489
Aqua America, Inc.	94,472	2,098,223
Artesian Resources Corp. Class A	7,116	135,916
Cadiz, Inc. (a)	5,759	61,161
California Water Service Group	51,749	994,098
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	1,945	$ 56,055
Middlesex Water Co.	5,464	100,647
SJW Corp.	10,920	260,879
York Water Co.	4,047	70,135
		9,308,136
TOTAL UTILITIES		421,451,300
TOTAL COMMON STOCKS (Cost $10,517,791,599)		12,141,817,322
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,633)	$ 22,600	18,220
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 7/19/12 (e) (Cost $16,497,933)	16,500,000	16,497,596
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	114,228,901	114,228,901
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,396,046,732	1,396,046,732
TOTAL MONEY MARKET FUNDS (Cost $1,510,275,633)		1,510,275,633
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $12,044,587,798)		13,668,608,771
NET OTHER ASSETS (LIABILITIES) - (11.2)%		(1,374,027,689)
NET ASSETS - 100%		$ 12,294,581,082
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,271 CME E-mini S&P 500 Index Contracts	March 2012	$ 86,707,620	$ 7,071,875
92 CME E-mini S&P Midcap 400 Index Contracts	March 2012	8,984,720	877,732
112 CME S&P 500 Index Contracts	March 2012	38,203,200	2,728,848
222 NYFE Russell 2000 Mini Index Contracts	March 2012	17,982,000	1,545,248
TOTAL EQUITY INDEX CONTRACTS		$ 151,877,540	$ 12,223,703

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,197,679.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,580
Fidelity Securities Lending Cash Central Fund	4,680,442
Total	$ 4,878,022
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,448,486,735	$ 1,448,486,735	$ -	$ -
Consumer Staples	1,140,321,223	1,140,310,188	11,035	-
Energy	1,359,179,677	1,359,179,677	-	-
Financials	1,867,602,364	1,867,600,721	-	1,643
Health Care	1,386,083,527	1,386,083,527	-	-
Industrials	1,353,890,149	1,353,890,149	-	-
Information Technology	2,364,767,502	2,364,767,502	-	-
Materials	496,472,576	496,472,576	-	-
Telecommunication Services	303,562,269	303,562,269	-	-
Utilities	421,451,300	421,451,300	-	-
Corporate Bonds	18,220	-	18,220	-
U.S. Government and Government Agency Obligations	16,497,596	-	16,497,596	-
Money Market Funds	1,510,275,633	1,510,275,633	-	-
Total Investments in Securities:	$ 13,668,608,771	$ 13,652,080,277	$ 16,526,851	$ 1,643
Derivative Instruments:
Assets
Futures Contracts	$ 12,223,703	$ 12,223,703	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(132,858)
Total Unrealized Gain (Loss)	138,760
Cost of Purchases	-
Proceeds of Sales	(5,850)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 86

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through unaffiliated in-kind transactions. See Note 5 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,223,703	$ -
Total Value of Derivatives	$ 12,223,703	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,345,904,304) - See accompanying schedule: Unaffiliated issuers (cost $10,534,312,165)	$ 12,158,333,138
Fidelity Central Funds (cost $1,510,275,633)	1,510,275,633
Total Investments (cost $12,044,587,798)		$ 13,668,608,771
Cash		34,837
Receivable for investments sold		1,280,716
Receivable for fund shares sold		51,714,360
Dividends receivable		24,985,250
Distributions receivable from Fidelity Central Funds		472,876
Receivable from investment adviser for expense reductions		10,151
Other receivables		122,673
Total assets		13,747,229,634

Liabilities
Payable for investments purchased	$ 37,261
Payable for fund shares redeemed	54,685,864
Accrued management fee	455,115
Payable for daily variation margin on futures contracts	1,038,336
Other affiliated payables	319,598
Other payables and accrued expenses	65,646
Collateral on securities loaned, at value	1,396,046,732
Total liabilities		1,452,648,552

Net Assets		$ 12,294,581,082
Net Assets consist of:
Paid in capital		$ 11,092,660,661
Undistributed net investment income		27,909,802
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(462,234,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,636,244,896
Net Assets		$ 12,294,581,082

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($3,379,769,804 ÷ 85,445,018 shares)	$ 39.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,536,902,549 ÷ 165,251,477 shares)	$ 39.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($693,534,327 ÷ 17,533,825 shares)	$ 39.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($189,758,122 ÷ 4,797,450 shares)	$ 39.55

Class F: Net Asset Value, offering price and redemption price per share ($1,494,616,280 ÷ 37,781,881 shares)	$ 39.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 214,285,292
Interest		15,912
Income from Fidelity Central Funds		4,878,022
Total income		219,179,226

Expenses
Management fee	$ 6,517,726
Transfer agent fees	2,749,481
Independent trustees' compensation	66,214
Miscellaneous	33,291
Total expenses before reductions	9,366,712
Expense reductions	(28,373)	9,338,339
Net investment income (loss)		209,840,887
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,667,600
Foreign currency transactions	(4,353)
Redemption in-kind with affiliated entities	393,327,878
Futures contracts	17,450,299
Total net realized gain (loss)		578,441,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(266,448,637)
Assets and liabilities in foreign currencies	(98)
Futures contracts	3,326,207
Total change in net unrealized appreciation (depreciation)		(263,122,528)
Net gain (loss)		315,318,896
Net increase (decrease) in net assets resulting from operations		$ 525,159,783

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,840,887	$ 182,686,921
Net realized gain (loss)	578,441,424	(140,975,443)
Change in net unrealized appreciation (depreciation)	(263,122,528)	2,243,788,031
Net increase (decrease) in net assets resulting from operations	525,159,783	2,285,499,509
Distributions to shareholders from net investment income	(195,308,977)	(179,834,546)
Distributions to shareholders from net realized gain	-	(5,804,652)
Total distributions	(195,308,977)	(185,639,198)
Share transactions - net increase (decrease)	(149,356,809)	833,400,574
Redemption fees	378,217	259,786
Total increase (decrease) in net assets	180,872,214	2,933,520,671

Net Assets
Beginning of period	12,113,708,868	9,180,188,197
End of period (including undistributed net investment income of $27,909,802 and undistributed net investment income of $30,424,213, respectively)	$ 12,294,581,082	$ 12,113,708,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.65)	(.62)	(.58) I	(.65) H	(.89)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return A	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.66)	(.63)	(.59) I	(.65) H	(.90)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return A	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,534
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.05% A, K
Expenses net of all reductions	.05% A, K
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,758
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.69	.63	.26
Net realized and unrealized gain (loss)	.97	7.02	1.67
Total from investment operations	1.66	7.65	1.93
Distributions from net investment income	(.66)	(.61)	(.47)
Distributions from net realized gain	-	(.02)	(.02)
Total distributions	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.07%	.07% A
Expenses net of all reductions	.06%	.07%	.07% A
Net investment income (loss)	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	17%	4%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2011, the Board of Trustees of Spartan Total Market Index Fund approved the creation of additional classes of shares. The Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on September 8, 2011. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,969,645,004
Gross unrealized depreciation	(1,386,461,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,583,183,760

Tax Cost	$ 12,085,425,011

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,031,552
Capital loss carryforward	$ (409,173,358)
Net unrealized appreciation (depreciation)	$ 1,583,183,980

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 195,308,977	$ 185,639,198

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $17,450,299 and a change in net unrealized appreciation (depreciation) of $3,326,207 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,922,711,702 and $2,023,174,933, respectively.

Securities received and delivered through unaffiliated in-kind subscriptions and redemptions totaled $163,667,295 and $1,008,858,235, respectively. Realized gain of $171,069,377 on securities delivered through unaffiliated in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective September 1, 2011, to reduce the management fee from an annual rate of .07% to .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Prior to September 1, 2011, FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class paid transfer agent fees at an annual rate of .03% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 2,074,287.04
Fidelity Advantage Class	631,515.01
Institutional Class	37,283.03
Fidelity Advantage Institutional Class	6,396.02
	$ 2,749,481

Redemptions In-Kind. During the period, 17,755,902 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $682,536,885. The net realized gain (loss) of $393,327,878 on securities delivered through affiliated in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,291 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,680,442.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Effective September 8, 2011, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 20,411
Fidelity Advantage Institutional Class	.045%	7,580

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $382.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2012 A	Year ended February 28, 2011
From net investment income
Investor Class	$ 74,011,128	$ 97,586,465
Fidelity Advantage Class	90,014,851	75,486,167
Institutional Class	6,818,791	-
Fidelity Advantage Institutional Class	2,620,049	-
Class F	21,844,158	6,761,914
Total	$ 195,308,977	$ 179,834,546
From net realized gain
Investor Class	$ -	$ 3,374,672
Fidelity Advantage Class	-	2,380,648
Class F	-	49,332
Total	$ -	$ 5,804,652

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Investor Class
Shares sold	37,550,760	45,341,120	$ 1,388,868,676	$ 1,545,271,706
Reinvestment of distributions	2,008,028	2,771,120	71,680,307	98,744,181
Shares redeemed	(117,221,767) B	(54,866,527)	(4,390,559,721) B	(1,881,537,887)
Net increase (decrease)	(77,662,979)	(6,754,287)	$ (2,930,010,738)	$ (237,522,000)
Fidelity Advantage Class
Shares sold	52,795,658	35,056,659	$ 2,007,116,846	$ 1,218,401,959
Reinvestment of distributions	2,192,081	1,879,344	77,894,521	67,004,512
Shares redeemed	(21,435,179)	(24,186,728)	(789,876,393)	(811,279,711)
Net increase (decrease)	33,552,560	12,749,275	$ 1,295,134,974	$ 474,126,760
Institutional Class
Shares sold	17,993,180	-	$ 649,476,736	$ -
Reinvestment of distributions	194,656	-	6,818,791	-
Shares redeemed	(654,011)	-	(24,602,098)	-
Net increase (decrease)	17,533,825	-	$ 631,693,429	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Fidelity Advantage Institutional Class
Shares sold	4,871,455	-	$ 179,033,674	$ -
Reinvestment of distributions	74,794	-	2,620,049	-
Shares redeemed	(148,799)	-	(5,550,895)	-
Net increase (decrease)	4,797,450	-	$ 176,102,828	$ -
Class F
Shares sold	22,439,089	19,381,678	$ 826,126,384	$ 675,778,550
Reinvestment of distributions	617,949	189,593	21,844,158	6,811,246
Shares redeemed	(4,602,865)	(2,465,258)	(170,247,844)	(85,793,982)
Net increase (decrease)	18,454,173	17,106,013	$ 677,722,698	$ 596,795,814

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012) for Investor Class and Fidelity Advantage Class and for the entire period (September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,130.40	$ .53 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,130.30	$ .37 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,169.90	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C
Spartan International Index
Investor Class	.11%*
Actual		$ 1,000.00	$ 1,036.80	$ .56 B*
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .55 C*
Fidelity Advantage Class	.08%*
Actual		$ 1,000.00	$ 1,037.30	$ .41 B*
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .40 C*
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,094.40	$ .35 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,094.50	$ .30 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 175/366 (to reflect the period September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

* If changes to the expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Spartan International Index
Investor Class	.20%
Actual		$ 1.01
HypotheticalA		$ 1.01
Fidelity Advantage Class	.12%
Actual		$ .61
HypotheticalA		$ .60

A 5% return per year before expenses

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	1.76%	3.58%	8.45%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	1.76%	3.60%	8.47%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the 12 months ending February 29, 2012, the fund's Investor Class and Fidelity Advantage® Class shares both returned 1.76%, in line with the 1.80% return of the Dow Jones U.S. Completion Total Stock Market IndexSM. The strongest-performing sector in the Dow Jones index was consumer staples, which gained 20%. No other sector turned in a double-digit gain during the past year. Health care stocks added roughly 9%, however, while consumer discretionary, led by the retailing industry, rose 9%. The weakest-performing groups in the benchmark were energy, telecommunication services and information technology, which lost 6%, 4% and 4%, respectively. Financials - at 20%, the largest allocation in the benchmark - declined 1% during the year. The leading individual contributor was Pharmasset, a biotechnology firm that was acquired in January for a substantial premium by Gilead Sciences and saw its share price soar by more than 400%. Several other drugmakers, including Alexion Pharmaceuticals and Regeneron Pharmaceuticals, also added value. A better-than-expected sales forecast in late January helped boost the stock of computer disk-drive maker Seagate Technology, which is based in California but whose shares are listed in Ireland. Petrohawk Energy enjoyed strong performance after the independent oil and gas producer agreed in July to be acquired by BHP Billiton. The transaction closed in August. Other helpful stocks included casino gaming operator Las Vegas Sands and discount retailer Dollar Tree. The biggest detractor was automaker General Motors, whose shares drifted lower for most of the past year and lost about 22% for the full period. NII Holdings, a provider of business-oriented mobile communication services, also declined. Arch Coal, the second-largest U.S. coal producer, saw the value of its shares lose substantial ground, as did Walter Energy, which produces coal used in steelmaking. Walter's shares dropped 30% in a single August day after the company issued a disappointing financial report. Biotechnology company Dendreon struggled last August, as lower-than-expected sales projections for its Provenge® prostate cancer drug caused its stock to lose about two-thirds of its value in one day. Another biotech company, Human Genome Sciences, did poorly, as did independent oil and gas producer Ultra Petroleum.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.8	0.9
Annaly Capital Management, Inc.	0.6	0.6
Alexion Pharmaceuticals, Inc.	0.6	0.4
General Motors Co.	0.5	0.5
LyondellBasell Industries NV Class A	0.5	0.5
Liberty Global, Inc. Class A	0.5	0.4
Crown Castle International Corp.	0.5	0.4
Concho Resources, Inc.	0.4	0.3
Liberty Media Corp. Interactive Series A	0.4	0.4
Seagate Technology	0.4	0.2
	5.2
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	20.0
Consumer Discretionary	15.8	15.4
Information Technology	15.7	14.8
Industrials	14.5	13.5
Health Care	10.8	11.2
Energy	6.7	6.8
Materials	6.3	7.4
Consumer Staples	3.6	3.9
Utilities	3.6	4.1
Telecommunication Services	1.5	1.6

Annual Report

Spartan Extended Market Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	135,947	$ 1,548,436
Amerigon, Inc. (a)(d)	46,251	680,815
Cooper Tire & Rubber Co.	128,879	2,139,391
Dana Holding Corp. (d)	323,993	5,183,888
Dorman Products, Inc. (a)(d)	39,530	1,795,057
Drew Industries, Inc. (a)(d)	41,042	1,124,551
Exide Technologies (a)(d)	164,351	488,122
Federal-Mogul Corp. Class A (a)	53,049	912,973
Fuel Systems Solutions, Inc. (a)(d)	31,837	824,578
Gentex Corp.	324,110	7,665,202
Lear Corp.	243,235	10,996,654
Modine Manufacturing Co. (a)(d)	95,885	870,636
Motorcar Parts of America, Inc. (a)	21,986	181,385
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	21,816
Shiloh Industries, Inc.	9,407	84,663
Spartan Motors, Inc.	62,902	359,170
Standard Motor Products, Inc.	45,399	1,031,465
Stoneridge, Inc. (a)(d)	56,122	542,700
Strattec Security Corp.	3,361	76,530
Superior Industries International, Inc.	55,337	1,000,493
Tenneco, Inc. (a)(d)	138,639	5,337,602
Tower International, Inc. (a)	17,465	222,504
TRW Automotive Holdings Corp. (a)	223,364	10,216,669
UQM Technologies, Inc. (a)(d)	78,497	125,595
Visteon Corp. (a)	108,180	5,811,430
Williams Controls, Inc.	595	6,545
		59,248,870
Automobiles - 0.7%
General Motors Co. (a)(d)	1,314,333	34,198,945
Tesla Motors, Inc. (a)(d)	139,402	4,657,421
Thor Industries, Inc.	98,033	3,192,935
Winnebago Industries, Inc. (a)(d)	65,223	581,789
		42,631,090
Distributors - 0.2%
Amcon Distributing Co.	1,240	75,404
Core-Mark Holding Co., Inc.	32,914	1,319,193
LKQ Corp. (a)	322,001	10,258,952
Pool Corp.	102,163	3,718,733
VOXX International Corp. (a)	46,223	591,192
Weyco Group, Inc.	16,952	395,660
		16,359,134
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	36,701	1,437,211
Archipelago Learning, Inc. (a)	20,009	182,882
Ascent Capital Group, Inc. (a)	34,050	1,676,622
Bridgepoint Education, Inc. (a)(d)	51,097	1,244,723
Cambium Learning Group, Inc. (a)	16,192	46,633
Capella Education Co. (a)(d)	34,672	1,345,274

	Shares	Value
Career Education Corp. (a)	131,088	$ 1,129,979
Carriage Services, Inc.	46,364	277,720
Coinstar, Inc. (a)(d)	63,782	3,714,026
Collectors Universe, Inc.	11,575	176,519
Corinthian Colleges, Inc. (a)(d)	178,249	800,338
Education Management Corp. (a)(d)	67,509	1,219,888
Grand Canyon Education, Inc. (a)	69,388	1,187,229
Hillenbrand, Inc.	129,162	2,966,851
ITT Educational Services, Inc. (a)(d)	68,677	4,713,989
K12, Inc. (a)(d)	73,729	1,589,597
Learning Tree International, Inc. (a)	12,160	70,406
Lincoln Educational Services Corp.	64,172	542,895
Mac-Gray Corp.	24,030	334,978
Matthews International Corp. Class A	61,846	1,918,463
National American University Holdings, Inc.	23,237	160,568
Princeton Review, Inc. (a)	51,537	5,679
Regis Corp. (d)	123,784	2,142,701
School Specialty, Inc. (a)(d)	77,127	246,806
Service Corp. International	566,489	6,423,985
Sotheby's Class A (Ltd. vtg.)	149,347	5,875,311
Steiner Leisure Ltd. (a)(d)	28,854	1,443,854
Stewart Enterprises, Inc. Class A (d)	172,890	1,075,376
Strayer Education, Inc. (d)	28,052	2,886,411
Universal Technical Institute, Inc.	48,727	632,964
Weight Watchers International, Inc. (d)	76,068	5,931,783
		53,401,661
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	991,924
Ambassadors Group, Inc.	48,627	256,264
Ameristar Casinos, Inc.	66,568	1,320,709
ARK Restaurants Corp.	8,457	135,989
Bally Technologies, Inc. (a)	110,933	4,763,463
Benihana, Inc.	25,213	261,963
Biglari Holdings, Inc. (a)	2,643	1,084,978
BJ's Restaurants, Inc. (a)(d)	47,376	2,352,218
Bluegreen Corp. (a)	50,251	157,788
Bob Evans Farms, Inc.	62,735	2,308,648
Boyd Gaming Corp. (a)(d)	125,273	1,003,437
Bravo Brio Restaurant Group, Inc. (a)	36,917	711,760
Brinker International, Inc.	201,511	5,559,688
Buffalo Wild Wings, Inc. (a)(d)	36,784	3,181,448
Caesars Entertainment Corp.	3,080	34,866
Caribou Coffee Co., Inc. (a)	44,167	732,289
Carrols Restaurant Group, Inc. (a)	26,041	309,367
CEC Entertainment, Inc.	45,289	1,728,228
Century Casinos, Inc. (a)	54,140	151,592
Choice Hotels International, Inc.	85,796	3,223,356
Churchill Downs, Inc.	30,186	1,575,709
Cosi, Inc. (a)	62,262	64,752
Cracker Barrel Old Country Store, Inc. (d)	47,523	2,645,605
Denny's Corp. (a)	205,362	852,252
DineEquity, Inc. (a)	33,089	1,766,291
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)(d)	119,639	$ 4,601,316
Dover Downs Gaming & Entertainment, Inc.	28,631	68,714
Dover Motorsports, Inc. (a)	22,686	29,946
Dunkin' Brands Group, Inc. (a)(d)	108,268	3,144,103
Einstein Noah Restaurant Group, Inc.	15,164	212,751
Empire Resorts, Inc. (a)(d)	26,500	77,380
Famous Dave's of America, Inc. (a)(d)	15,087	164,750
Frisch's Restaurants, Inc.	6,534	151,327
Full House Resorts, Inc. (a)	24,413	78,122
Gaming Partners International Corp.	1,584	10,835
Gaylord Entertainment Co. (a)(d)	100,130	2,979,869
Granite City Food & Brewery Ltd. (a)	2,301	4,947
Great Wolf Resorts, Inc. (a)	92,779	375,755
Hyatt Hotels Corp. Class A (a)	98,806	4,091,556
International Speedway Corp. Class A (d)	76,829	1,933,018
Interval Leisure Group, Inc. (a)	81,140	1,094,579
Isle of Capri Casinos, Inc. (a)	59,329	376,739
J. Alexanders Corp. (a)	2,338	15,875
Jack in the Box, Inc. (a)(d)	113,324	2,702,777
Jamba, Inc. (a)	125,986	267,090
Kona Grill, Inc. (a)	5,707	30,704
Krispy Kreme Doughnuts, Inc. (a)(d)	115,091	941,444
Lakes Entertainment, Inc. (a)	51,180	100,313
Las Vegas Sands Corp.	876,347	48,733,617
Life Time Fitness, Inc. (a)(d)	96,201	4,759,063
Luby's, Inc. (a)(d)	29,797	147,793
Marcus Corp.	44,387	534,863
Marriott Vacations Worldwide Corp.	60,000	1,495,800
MAXXAM, Inc. (a)	8	4,600
MGM Mirage, Inc. (a)(d)	698,151	9,613,539
Monarch Casino & Resort, Inc. (a)	27,436	287,529
Morgans Hotel Group Co. (a)	89,969	461,541
MTR Gaming Group, Inc. (a)	26,173	93,961
Multimedia Games Holdng Co., Inc. (a)(d)	53,167	543,898
Nathan's Famous, Inc. (a)	7,826	164,268
O'Charleys, Inc. (a)(d)	49,235	487,919
Orient Express Hotels Ltd. Class A (a)	221,316	2,188,815
P.F. Chang's China Bistro, Inc.	45,904	1,759,041
Panera Bread Co. Class A (a)(d)	67,694	10,464,139
Papa John's International, Inc. (a)	49,000	1,820,840
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,727,004
Penn National Gaming, Inc. (a)	146,653	6,240,085
Pinnacle Entertainment, Inc. (a)(d)	126,335	1,390,948
Premier Exhibitions, Inc. (a)	33,161	81,244
Red Lion Hotels Corp. (a)	38,228	293,973
Red Robin Gourmet Burgers, Inc. (a)(d)	34,870	1,199,877
Rick's Cabaret International, Inc. (a)	17,933	168,570
Royal Caribbean Cruises Ltd.	317,008	9,031,558
Ruby Tuesday, Inc. (a)(d)	132,312	1,029,387

	Shares	Value
Ruth's Hospitality Group, Inc. (a)(d)	60,328	$ 375,843
Scientific Games Corp. Class A (a)	141,504	1,487,207
Shuffle Master, Inc. (a)	141,090	2,059,914
Six Flags Entertainment Corp.	117,183	5,303,703
Sonic Corp. (a)	125,987	1,040,653
Speedway Motorsports, Inc.	32,940	511,229
Texas Roadhouse, Inc. Class A	125,535	2,100,201
The Cheesecake Factory, Inc. (a)(d)	120,135	3,560,801
Town Sports International Holdings, Inc. (a)	44,383	457,145
Vail Resorts, Inc. (d)	74,950	3,155,395
Wendy's Co.	790,452	4,007,592
WMS Industries, Inc. (a)	121,192	2,669,860
		192,081,909
Household Durables - 1.4%
Acme United Corp.	1,357	13,638
American Greetings Corp. Class A (d)	80,329	1,204,935
Bassett Furniture Industries, Inc.	26,134	216,912
Beazer Homes USA, Inc. (a)(d)	246,893	770,306
Blyth, Inc. (d)	14,069	897,602
Brookfield Residential Properties, Inc. (a)	75,898	791,459
Cavco Industries, Inc. (a)(d)	15,629	704,712
Cobra Electronics Corp. (a)	1,132	4,981
CSS Industries, Inc.	25,514	500,074
Dixie Group, Inc. (a)	9,546	40,857
Emerson Radio Corp. (a)	23,345	47,390
Ethan Allen Interiors, Inc.	57,544	1,452,986
Flexsteel Industries, Inc.	10,672	182,491
Furniture Brands International, Inc. (a)	96,407	154,251
Garmin Ltd.	290,543	13,710,724
Helen of Troy Ltd. (a)(d)	67,636	2,198,170
Hooker Furniture Corp.	26,465	317,845
Hovnanian Enterprises, Inc. Class A (a)(d)	247,404	685,309
iRobot Corp. (a)(d)	54,497	1,390,763
Jarden Corp. (d)	194,363	6,855,183
KB Home (d)	152,280	1,739,038
Kid Brands, Inc. (a)	42,456	126,943
Koss Corp.	1,389	7,737
La-Z-Boy, Inc. (a)(d)	105,228	1,503,708
Libbey, Inc. (a)(d)	43,749	549,050
Lifetime Brands, Inc.	17,993	210,158
M.D.C. Holdings, Inc.	74,982	1,843,058
M/I Homes, Inc. (a)(d)	38,453	465,666
Meritage Homes Corp. (a)(d)	60,196	1,558,474
Mohawk Industries, Inc. (a)	116,951	7,427,558
NVR, Inc. (a)(d)	11,951	8,270,092
Ryland Group, Inc. (d)	90,616	1,642,868
Sealy Corp., Inc. (a)(d)	239,859	412,557
Skullcandy, Inc. (a)(d)	35,352	499,170
Skyline Corp.	14,802	119,156
Standard Pacific Corp. (a)(d)	220,810	967,148
Stanley Furniture Co., Inc. (a)	37,789	127,727
Tempur-Pedic International, Inc. (a)(d)	147,018	11,614,422
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	316,787	$ 7,431,823
Tupperware Brands Corp.	140,226	8,790,768
Universal Electronics, Inc. (a)(d)	28,987	566,986
Wells-Gardner Electronics Corp.	4,238	8,942
Zagg, Inc. (a)(d)	58,700	616,350
		88,639,987
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	280,251
Bidz.com, Inc. (a)(d)	10,552	6,175
Blue Nile, Inc. (a)(d)	47,342	1,687,742
dELiA*s, Inc. (a)	42,494	45,044
Gaiam, Inc. Class A (a)	35,599	128,868
Geeknet, Inc. (a)	13,604	197,394
Groupon, Inc. Class A (a)(d)	83,910	1,654,286
Hollywood Media Corp. (a)	72,242	80,189
HomeAway, Inc. (d)	65,284	1,728,720
HSN, Inc.	102,794	3,819,825
Liberty Media Corp. Interactive Series A (a)	1,328,328	24,919,433
NutriSystem, Inc. (d)	57,407	646,977
Orbitz Worldwide, Inc. (a)(d)	57,753	207,333
Overstock.com, Inc. (a)(d)	32,352	205,759
PetMed Express, Inc. (d)	45,901	559,074
Shutterfly, Inc. (a)(d)	62,294	1,704,364
U.S. Auto Parts Network, Inc. (a)	28,450	137,983
ValueVision Media, Inc. Class A (a)(d)	73,905	127,117
Vitacost.com, Inc. (a)	45,174	367,265
		38,503,799
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	7,181	64,629
Arctic Cat, Inc. (a)	27,483	1,010,825
Black Diamond, Inc. (a)	55,844	462,388
Brunswick Corp.	184,231	4,404,963
Callaway Golf Co.	135,531	887,728
Cybex International, Inc. (a)	14,718	33,410
Escalade, Inc.	6,336	30,476
JAKKS Pacific, Inc. (d)	58,677	911,254
Johnson Outdoors, Inc. Class A (a)	10,627	174,708
Leapfrog Enterprises, Inc. Class A (a)	86,806	610,246
Marine Products Corp.	22,297	138,687
Meade Instruments Corp. (a)	201	665
Nautilus, Inc. (a)	58,853	163,611
Polaris Industries, Inc.	138,977	9,180,821
Smith & Wesson Holding Corp. (a)	147,064	769,145
Steinway Musical Instruments, Inc. (a)	16,626	414,985
Sturm, Ruger & Co., Inc.	42,768	1,786,847
Summer Infant, Inc. (a)	37,416	224,122
		21,269,510
Media - 2.7%
A.H. Belo Corp. Class A	41,273	194,809

	Shares	Value
AMC Networks, Inc. Class A	146,257	$ 6,638,605
Arbitron, Inc. (d)	60,109	2,010,045
Ballantyne of Omaha, Inc. (a)	47,765	234,526
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	15,974
Belo Corp. Series A	191,951	1,376,289
Carmike Cinemas, Inc. (a)(d)	27,922	210,253
Charter Communications, Inc. Class A (a)	86,214	5,466,830
Cinemark Holdings, Inc.	204,798	4,284,374
Clear Channel Outdoor Holding, Inc. Class A	90,270	1,194,272
Crown Media Holdings, Inc. Class A (a)(d)	75,322	96,412
Cumulus Media, Inc. Class A (a)(d)	58,225	200,294
Dex One Corp. (a)	102,416	179,228
DialGlobal, Inc. (a)	878	2,151
Digital Domain Media Group, Inc.	990	5,554
Digital Generation, Inc. (a)(d)	53,751	537,510
DISH Network Corp. Class A	452,994	13,213,835
DreamWorks Animation SKG, Inc. Class A (a)(d)	140,351	2,422,458
E.W. Scripps Co. Class A (a)	90,471	861,284
Emmis Communications Corp. Class A (a)	80,456	58,733
Entercom Communications Corp. Class A (a)(d)	52,600	368,200
Entravision Communication Corp. Class A	99,974	165,957
Fisher Communications, Inc. (a)	18,212	522,138
Gray Television, Inc. (a)(d)	114,472	235,812
Harris Interactive, Inc. (a)	49,977	43,480
Harte-Hanks, Inc.	85,794	749,840
Insignia Systems, Inc.	22,896	48,997
John Wiley & Sons, Inc. Class A (d)	110,077	4,997,496
Journal Communications, Inc. Class A (a)	87,795	417,026
Knology, Inc. (a)	97,890	1,745,379
Lamar Advertising Co. Class A (a)(d)	131,584	4,302,797
Liberty Global, Inc. Class A (a)(d)	602,873	30,252,167
Liberty Media Corp. Capital Series A (a)	252,719	22,716,911
LIN TV Corp. Class A (a)	76,893	316,799
Live Nation Entertainment, Inc. (a)(d)	346,898	3,233,089
LodgeNet Entertainment Corp. (a)(d)	59,818	203,979
Madison Square Garden Co. Class A (a)	122,099	3,888,853
Martha Stewart Living Omnimedia, Inc. Class A	61,948	278,766
Media General, Inc. Class A (a)(d)	25,434	143,702
Meredith Corp. (d)	74,098	2,437,824
Morningstar, Inc.	54,467	3,260,939
National CineMedia, Inc.	112,174	1,784,688
Navarre Corp. (a)	74,677	126,951
New Frontier Media, Inc. (a)	50,060	61,574
Nexstar Broadcasting Group, Inc. Class A (a)	51,855	427,804
NTN Communications, Inc. (a)	49,847	11,714
Outdoor Channel Holdings, Inc.	43,232	304,786
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)	156,282	$ 2,041,043
Point.360 (a)	2,433	1,996
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	86,389
ReachLocal, Inc. (a)(d)	38,350	299,130
Reading International, Inc. Class A (a)	24,625	111,798
Regal Entertainment Group Class A	219,584	3,034,651
Rentrak Corp. (a)(d)	20,726	430,686
Saga Communications, Inc. Class A (a)	4,466	167,564
Salem Communications Corp. Class A (a)	11,570	30,429
Scholastic Corp.	51,450	1,572,827
Sinclair Broadcast Group, Inc. Class A	104,583	1,194,338
Sirius XM Radio, Inc. (a)(d)	8,621,158	19,483,817
Spanish Broadcasting System, Inc. Class A (a)	17,489	76,252
SPAR Group, Inc. (a)	4,346	5,041
SuperMedia, Inc. (a)(d)	54,054	154,054
The McClatchy Co. Class A (a)(d)	133,924	340,167
The New York Times Co. Class A (a)	262,449	1,729,539
Valassis Communications, Inc. (a)(d)	103,593	2,587,753
Value Line, Inc.	1,396	16,012
Virgin Media, Inc.	667,212	16,813,742
World Wrestling Entertainment, Inc. Class A (d)	81,907	748,630
		173,176,962
Multiline Retail - 0.3%
Dillard's, Inc. Class A (d)	83,865	5,127,506
Dollar General Corp. (a)	275,042	11,568,267
Duckwall-ALCO Stores, Inc. (a)	8,410	70,560
Fred's, Inc. Class A	107,249	1,485,399
Gordmans Stores, Inc. (a)	23,635	358,543
Saks, Inc. (a)(d)	251,611	2,931,268
The Bon-Ton Stores, Inc. (d)	31,972	153,466
Tuesday Morning Corp. (a)	85,411	292,960
		21,987,969
Specialty Retail - 3.5%
Aarons, Inc. Class A	152,022	4,247,495
Advance Auto Parts, Inc.	160,341	13,688,311
Aeropostale, Inc. (a)	217,864	3,915,016
America's Car Mart, Inc. (a)	24,361	1,086,744
American Eagle Outfitters, Inc.	458,447	6,665,819
ANN, Inc. (a)	130,985	3,129,232
Appliance Recycling Centers of America, Inc. (a)	2,967	15,013
Asbury Automotive Group, Inc. (a)(d)	69,311	1,797,234
Ascena Retail Group, Inc. (a)	139,808	5,396,589
Barnes & Noble, Inc. (a)(d)	85,013	1,131,523
bebe Stores, Inc.	123,042	1,102,456
Big 5 Sporting Goods Corp. (d)	37,628	293,122
Body Central Corp. (a)	37,768	1,051,461
Books-A-Million, Inc. (d)	24,011	62,909
Brown Shoe Co., Inc.	88,876	958,083

	Shares	Value
Build-A-Bear Workshop, Inc. (a)	33,647	$ 183,376
Cabela's, Inc. Class A (a)(d)	101,331	3,595,224
Cache, Inc. (a)	37,741	235,126
Casual Male Retail Group, Inc. (a)	107,460	338,499
Charming Shoppes, Inc. (a)	215,702	1,218,716
Chico's FAS, Inc.	371,520	5,576,515
Christopher & Banks Corp.	90,275	193,189
Citi Trends, Inc. (a)(d)	30,443	330,002
Coldwater Creek, Inc. (a)(d)	139,498	131,128
Collective Brands, Inc. (a)(d)	130,215	2,346,474
Conn's, Inc. (a)	51,120	677,851
Cost Plus, Inc. (a)(d)	34,446	452,620
Destination Maternity Corp.	25,288	454,678
Dick's Sporting Goods, Inc.	193,897	8,678,830
Dover Saddlery, Inc. (a)	1,537	7,285
Dreams, Inc. (a)	55,948	142,667
DSW, Inc. Class A (d)	51,084	2,881,138
Express, Inc. (a)	155,610	3,703,518
Finish Line, Inc. Class A	109,784	2,523,934
Foot Locker, Inc.	360,722	10,522,261
Francescas Holdings Corp. (a)	34,737	797,214
Genesco, Inc. (a)(d)	49,329	3,361,278
GNC Holdings, Inc.	112,665	3,646,966
Golfsmith International Holdings, Inc. (a)(d)	13,141	53,747
Group 1 Automotive, Inc.	57,507	2,965,636
Guess?, Inc. (d)	133,530	4,626,815
Hastings Entertainment, Inc. (a)(d)	13,630	24,670
Haverty Furniture Companies, Inc.	46,862	515,482
hhgregg, Inc. (a)(d)	46,801	534,935
Hibbett Sports, Inc. (a)(d)	68,612	3,358,557
Hot Topic, Inc. (d)	93,449	833,565
Jos. A. Bank Clothiers, Inc. (a)(d)	56,221	2,894,819
Kirkland's, Inc. (a)	44,730	713,444
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	1,079,402
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	1,043,321
MarineMax, Inc. (a)	45,781	369,910
Mattress Firm Holding Corp. (d)	20,300	674,772
Midas, Inc. (a)	29,295	267,463
Monro Muffler Brake, Inc.	67,324	3,088,152
New York & Co., Inc. (a)	66,787	174,314
Office Depot, Inc. (a)(d)	575,112	1,897,870
OfficeMax, Inc. (a)(d)	175,591	983,310
Pacific Sunwear of California, Inc. (a)(d)	134,412	282,265
Penske Automotive Group, Inc.	94,060	2,264,965
Perfumania Holdings, Inc. (a)	1,076	10,771
PetSmart, Inc.	246,522	13,741,136
Pier 1 Imports, Inc. (a)(d)	262,190	4,501,802
RadioShack Corp.	214,393	1,520,046
Rent-A-Center, Inc. (d)	149,130	5,282,185
rue21, Inc. (a)	31,869	850,265
Sally Beauty Holdings, Inc. (a)	313,293	7,456,373
Select Comfort Corp. (a)(d)	147,357	4,360,294
Shoe Carnival, Inc. (a)	18,743	490,692
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Jewelers Ltd.	185,683	$ 8,708,533
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	74,200	1,271,046
Stage Stores, Inc.	76,001	1,136,215
Stein Mart, Inc. (a)	56,330	403,886
Systemax, Inc. (a)(d)	20,254	390,902
Talbots, Inc. (a)	132,452	392,058
Tandy Leather Factory, Inc.	3,074	15,985
Teavana Holdings, Inc. (a)(d)	44,153	1,035,388
The Buckle, Inc. (d)	56,089	2,519,518
The Cato Corp. Class A (sub. vtg.)	57,708	1,564,464
The Children's Place Retail Stores, Inc. (a)(d)	57,906	2,938,730
The Men's Wearhouse, Inc.	108,987	4,221,067
The Pep Boys - Manny, Moe & Jack	106,929	1,608,212
Tractor Supply Co.	162,517	13,890,328
Trans World Entertainment Corp. (a)	29,120	68,141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	109,676	9,129,430
Vitamin Shoppe, Inc. (a)(d)	57,120	2,423,602
West Marine, Inc. (a)	30,261	320,767
Wet Seal, Inc. Class A (a)(d)	251,975	881,913
Williams-Sonoma, Inc. (d)	228,308	8,812,689
Winmark Corp.	5,172	299,304
Zale Corp. (a)(d)	121,040	388,538
Zumiez, Inc. (a)(d)	53,696	1,687,128
		227,508,318
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	61,564	46,789
Carter's, Inc. (a)(d)	111,014	5,391,950
Charles & Colvard Ltd. (a)	24,954	104,308
Cherokee, Inc.	28,809	324,677
Columbia Sportswear Co. (d)	32,192	1,607,347
Crocs, Inc. (a)	187,838	3,691,017
Crown Crafts, Inc.	2,227	9,442
Culp, Inc. (a)	19,568	204,486
Deckers Outdoor Corp. (a)(d)	80,847	6,044,122
Delta Apparel, Inc. (a)	17,128	280,728
DGSE Companies, Inc. (a)	6,929	54,254
Forward Industries, Inc. (NY Shares) (a)	18,823	54,398
Fossil, Inc. (a)(d)	120,590	14,709,568
G-III Apparel Group Ltd. (a)(d)	38,295	954,311
Hallwood Group, Inc. (a)	360	4,428
Hanesbrands, Inc. (a)(d)	228,176	6,555,496
Heelys, Inc. (a)	58,297	129,419
Iconix Brand Group, Inc. (a)(d)	151,594	2,752,947
Joe's Jeans, Inc. (a)	112,776	96,423
K-Swiss, Inc. Class A (a)(d)	60,461	201,335
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	26,310	412,804
Lacrosse Footwear, Inc.	9,275	118,627

	Shares	Value
Lakeland Industries, Inc. (a)	24,260	$ 241,387
Liz Claiborne, Inc. (a)(d)	191,172	1,869,662
Maidenform Brands, Inc. (a)	78,925	1,657,425
Michael Kors Holdings Ltd.	83,916	3,629,367
Movado Group, Inc.	36,887	789,382
Oxford Industries, Inc.	39,771	2,004,458
Perry Ellis International, Inc. (a)(d)	50,000	871,500
PVH Corp.	133,145	11,318,656
Quiksilver, Inc. (a)	280,211	1,311,387
R.G. Barry Corp.	22,932	320,589
Rocky Brands, Inc. (a)	16,536	194,298
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	83,366	1,064,584
Steven Madden Ltd. (a)(d)	80,605	3,480,524
Superior Uniform Group, Inc.	5,649	70,500
Tandy Brands Accessories, Inc. (a)	1,058	1,820
The Jones Group, Inc.	181,430	1,787,086
True Religion Apparel, Inc. (a)	71,106	1,875,065
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	92,429	8,248,364
Unifi, Inc. (a)	45,178	374,526
Vera Bradley, Inc. (a)(d)	51,675	1,896,473
Warnaco Group, Inc. (a)(d)	104,861	6,156,389
Wolverine World Wide, Inc.	110,840	4,227,438
		97,139,756
TOTAL CONSUMER DISCRETIONARY		1,031,948,965
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,126,700
Central European Distribution Corp. (a)(d)	158,400	690,624
Coca-Cola Bottling Co. CONSOLIDATED	10,828	697,756
Craft Brew Alliance, Inc. (a)(d)	22,005	137,531
Crystal Rock Holdings, Inc. (a)	4,384	3,858
Jones Soda Co. (a)	42,540	21,270
MGP Ingredients, Inc.	21,690	131,008
Monster Beverage Corp. (a)	343,964	19,671,301
National Beverage Corp.	48,005	768,560
Primo Water Corp. (a)(d)	43,402	115,449
		24,364,057
Food & Staples Retailing - 0.4%
Andersons, Inc.	39,242	1,690,938
Arden Group, Inc. Class A	2,566	229,760
Casey's General Stores, Inc.	78,597	4,026,524
Chefs' Warehouse Holdings (a)	27,477	577,017
Crumbs Bake Shop, Inc. (a)	21,400	80,464
Fresh Market, Inc. (a)(d)	63,325	2,850,892
Ingles Markets, Inc. Class A	32,319	577,541
Nash-Finch Co.	33,766	905,266
PriceSmart, Inc.	37,160	2,401,651
Rite Aid Corp. (a)(d)	1,339,058	2,062,149
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Roundy's, Inc.	38,156	$ 381,560
Ruddick Corp.	91,474	3,746,775
Spartan Stores, Inc.	47,038	839,158
Susser Holdings Corp. (a)(d)	42,317	1,072,313
The Pantry, Inc. (a)(d)	48,462	602,383
United Natural Foods, Inc. (a)(d)	99,547	4,531,379
Village Super Market, Inc. Class A	10,408	313,177
Weis Markets, Inc.	29,832	1,278,600
Winn-Dixie Stores, Inc. (a)	117,587	1,114,725
		29,282,272
Food Products - 1.7%
Alico, Inc.	8,218	191,151
B&G Foods, Inc. Class A	97,603	2,272,198
Bridgford Foods Corp. (a)	4,789	41,569
Bunge Ltd.	324,121	21,819,826
Cal-Maine Foods, Inc. (d)	27,895	1,073,958
Calavo Growers, Inc.	37,834	1,040,435
Chiquita Brands International, Inc. (a)	92,664	888,648
Coffee Holding Co., Inc.	4,500	35,550
Corn Products International, Inc.	163,249	9,362,330
Darling International, Inc. (a)(d)	244,220	3,905,078
Diamond Foods, Inc. (d)	45,316	1,083,959
Dole Food Co., Inc. (a)(d)	97,530	934,337
Farmer Brothers Co.	16,489	182,533
Flowers Foods, Inc.	286,497	5,483,553
Fresh Del Monte Produce, Inc.	100,958	2,267,517
Golden Enterprises Ltd.	2,595	8,252
Green Mountain Coffee Roasters, Inc. (a)(d)	270,000	17,541,900
Griffin Land & Nurseries, Inc.	5,717	145,955
Hain Celestial Group, Inc. (a)(d)	96,961	3,959,887
Imperial Sugar Co.	28,869	165,997
Inventure Foods, Inc. (a)	25,815	105,067
J&J Snack Foods Corp.	28,888	1,449,311
John B. Sanfilippo & Son, Inc. (a)	23,941	256,169
Lancaster Colony Corp.	51,289	3,342,504
Lifeway Foods, Inc. (a)(d)	13,382	121,776
Limoneira Co. (d)	16,924	310,386
Omega Protein Corp. (a)	45,997	379,935
Overhill Farms, Inc. (a)	28,537	123,565
Pilgrims Pride Corp. (d)	79,596	499,067
Pilgrims Pride Corp. rights 3/1/12 (a)	100,398	36,820
Post Holdings, Inc. (a)	61,641	1,919,501
Ralcorp Holdings, Inc. (a)	131,280	9,793,488
Sanderson Farms, Inc. (d)	42,833	2,107,384
Seneca Foods Corp. Class A (a)	21,181	542,657
Smart Balance, Inc. (a)	144,048	862,848
Smithfield Foods, Inc. (a)(d)	358,972	8,410,714
Snyders-Lance, Inc.	143,901	3,230,577

	Shares	Value
Tootsie Roll Industries, Inc. (d)	69,890	$ 1,624,943
TreeHouse Foods, Inc. (a)(d)	74,400	4,285,440
		111,806,785
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,141,136
Church & Dwight Co., Inc.	311,672	14,879,221
Energizer Holdings, Inc. (a)	162,669	12,436,045
Harbinger Group, Inc. (a)	43,619	198,903
Ocean Bio-Chem, Inc. (a)	20,307	54,829
Oil-Dri Corp. of America	15,023	312,328
Orchids Paper Products Co.	23,276	416,640
Spectrum Brands Holdings, Inc. (a)	53,363	1,516,576
WD-40 Co.	44,760	1,928,261
		32,883,939
Personal Products - 0.5%
CCA Industries, Inc.	3,083	15,230
Cyanotech Corp. (a)	3,808	30,692
Elizabeth Arden, Inc. (a)(d)	54,230	2,014,645
Herbalife Ltd.	263,786	17,465,271
Inter Parfums, Inc.	35,137	592,761
Mannatech, Inc. (a)	1,576	6,146
MediFast, Inc. (a)(d)	29,967	486,364
Natural Alternatives International, Inc. (a)	20,104	128,062
Nature's Sunshine Products, Inc. (a)	17,668	260,603
Nu Skin Enterprises, Inc. Class A	123,342	7,124,234
Nutraceutical International Corp. (a)	24,021	312,753
Parlux Fragrances, Inc. (a)	25,118	129,358
Physicians Formula Holdings, Inc. (a)	22,295	64,656
Prestige Brands Holdings, Inc. (a)	104,019	1,716,314
Reliv International, Inc.	10,690	14,325
Revlon, Inc. (a)	42,260	640,662
Schiff Nutrition International, Inc. (a)(d)	27,999	312,469
The Female Health Co.	46,956	231,024
United-Guardian, Inc.	3,431	55,651
USANA Health Sciences, Inc. (a)(d)	34,185	1,268,264
		32,869,484
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	266,461	983,241
Star Scientific, Inc. (a)(d)	226,518	849,443
Universal Corp. (d)	47,967	2,203,604
Vector Group Ltd. (d)	94,601	1,717,008
		5,753,296
TOTAL CONSUMER STAPLES		236,959,833
ENERGY - 6.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	116,937	5,561,524
Basic Energy Services, Inc. (a)(d)	88,232	1,752,288
Bolt Technology Corp.	24,542	338,189
Bristow Group, Inc.	74,615	3,522,574
C&J Energy Services, Inc. (d)	22,000	447,040
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cal Dive International, Inc. (a)(d)	192,996	$ 559,688
Carbo Ceramics, Inc. (d)	44,330	4,062,845
Dawson Geophysical Co. (a)	17,762	673,002
Dresser-Rand Group, Inc. (a)(d)	178,338	9,366,312
Dril-Quip, Inc. (a)(d)	75,346	5,273,467
Energy Services of America Corp. (a)	9,053	31,323
ENGlobal Corp. (a)	44,577	102,527
Exterran Holdings, Inc. (a)(d)	135,098	1,945,411
Forbes Energy Services Ltd. (a)	10,374	65,460
Geokinetics, Inc. (a)	45,520	90,585
Global Geophysical Services, Inc. (a)	50,528	544,692
Gulf Island Fabrication, Inc.	30,245	886,481
Gulfmark Offshore, Inc. Class A (a)	58,283	2,928,138
Helix Energy Solutions Group, Inc. (a)(d)	217,927	4,192,915
Hercules Offshore, Inc. (a)(d)	315,518	1,602,831
Hornbeck Offshore Services, Inc. (a)(d)	66,010	2,689,908
ION Geophysical Corp. (a)(d)	241,453	1,728,803
Key Energy Services, Inc. (a)(d)	366,546	6,253,275
Lufkin Industries, Inc.	74,136	5,904,191
Matrix Service Co. (a)	71,062	940,861
McDermott International, Inc. (a)	495,504	6,471,282
Mitcham Industries, Inc. (a)	24,562	574,014
Natural Gas Services Group, Inc. (a)(d)	25,396	355,290
Newpark Resources, Inc. (a)(d)	184,790	1,454,297
Oceaneering International, Inc.	235,178	12,763,110
Oil States International, Inc. (a)(d)	117,013	9,503,796
OYO Geospace Corp. (a)	9,947	1,094,667
Parker Drilling Co. (a)	242,503	1,535,044
Patterson-UTI Energy, Inc.	324,732	6,306,295
PHI, Inc. (non-vtg.) (a)	30,743	679,420
Pioneer Drilling Co. (a)(d)	132,423	1,318,933
RigNet, Inc. (a)	17,441	296,497
RPC, Inc. (d)	112,673	1,803,895
SEACOR Holdings, Inc. (a)(d)	52,976	5,238,267
Superior Energy Services, Inc. (a)	360,342	10,572,434
Tesco Corp. (a)(d)	66,408	1,017,371
TETRA Technologies, Inc. (a)(d)	155,121	1,410,050
TGC Industries, Inc. (a)	32,309	327,613
Tidewater, Inc.	108,622	6,463,009
Union Drilling, Inc. (a)	29,459	198,554
Unit Corp. (a)(d)	116,878	5,559,886
Willbros Group, Inc. (a)	99,083	416,149
		136,824,203
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)(d)	199,696	802,778
Adams Resources & Energy, Inc.	15,909	659,746
Alon USA Energy, Inc.	31,382	294,991
Amyris, Inc. (a)(d)	59,801	321,729
APCO Oil and Gas International, Inc. (d)	22,879	1,720,043
Approach Resources, Inc. (a)(d)	59,134	2,043,671
Arch Coal, Inc.	466,807	6,334,571

	Shares	Value
ATP Oil & Gas Corp. (a)(d)	109,981	$ 879,848
Barnwell Industries, Inc. (a)	11,298	31,860
Berry Petroleum Co. Class A	111,618	6,022,907
Bill Barrett Corp. (a)(d)	108,832	3,181,159
BioFuel Energy Corp. (a)(d)	245,610	186,418
Bonanza Creek Energy, Inc.	21,405	398,133
BPZ Energy, Inc. (a)(d)	218,335	700,855
Callon Petroleum Co. (a)	73,635	519,863
Carrizo Oil & Gas, Inc. (a)(d)	72,656	2,046,720
Cheniere Energy, Inc. (a)(d)	209,409	3,149,511
Cimarex Energy Co.	195,710	15,787,926
Clayton Williams Energy, Inc. (a)(d)	26,242	2,318,481
Clean Energy Fuels Corp. (a)(d)	103,956	1,953,333
Cloud Peak Energy, Inc. (a)(d)	125,502	2,223,895
Cobalt International Energy, Inc. (a)(d)	339,545	10,206,723
Comstock Resources, Inc. (a)(d)	98,794	1,583,668
Concho Resources, Inc. (a)(d)	237,808	25,407,407
Contango Oil & Gas Co. (a)(d)	31,943	2,030,936
Continental Resources, Inc. (a)(d)	125,022	11,336,995
CREDO Petroleum Corp. (a)	17,574	201,750
Crimson Exploration, Inc. (a)(d)	82,961	258,009
Crosstex Energy, Inc.	112,481	1,544,364
Cubic Energy, Inc. (a)(d)	80,504	41,862
CVR Energy, Inc. (a)(d)	192,008	5,224,538
Delek US Holdings, Inc.	31,238	412,654
DHT Holdings, Inc. (d)	140,401	155,845
Double Eagle Petroleum Co. (a)	27,291	185,306
Earthstone Energy, Inc. (a)	4,213	100,480
Endeavour International Corp. (a)(d)	75,178	869,809
Energen Corp.	154,282	8,212,431
Energy Partners Ltd. (a)	62,783	1,069,822
Evolution Petroleum Corp. (a)	37,375	346,840
EXCO Resources, Inc. (d)	381,221	2,718,106
FieldPoint Petroleum Corp. (a)	9,981	54,197
Forest Oil Corp. (a)(d)	237,472	3,070,513
FX Energy, Inc. (a)(d)	108,663	687,837
Gasco Energy, Inc. (a)(d)	467,214	135,492
Gastar Exploration Ltd. (a)	112,646	323,294
GeoMet, Inc. (a)	60,223	40,952
Georesources, Inc. (a)(d)	43,651	1,398,578
Gevo, Inc. (a)(d)	16,005	160,210
GMX Resources, Inc. (a)(d)	104,152	183,308
Goodrich Petroleum Corp. (a)(d)	59,308	944,776
Green Plains Renewable Energy, Inc. (a)(d)	48,253	547,672
Gulfport Energy Corp. (a)(d)	88,655	2,980,581
Halcon Resources Corp. (a)(d)	47,202	518,750
Hallador Energy Co.	4,464	45,086
Harvest Natural Resources, Inc. (a)(d)	74,832	495,388
HKN, Inc. (a)	28,420	65,934
HollyFrontier Corp.	421,851	13,764,998
Houston American Energy Corp. (a)(d)	37,486	406,348
Hyperdynamics Corp. (a)(d)	317,808	432,219
Isramco, Inc. (a)(d)	1,934	159,748
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
James River Coal Co. (a)(d)	72,283	$ 414,182
Kinder Morgan Holding Co. LLC (d)	239,894	8,453,865
KiOR, Inc. Class A (d)	28,186	245,218
Kodiak Oil & Gas Corp. (a)(d)	616,350	5,972,432
Laredo Petroleum Holdings, Inc.	38,457	975,654
Lucas Energy, Inc. (a)(d)	25,312	74,164
Magellan Petroleum Corp. (a)	109,622	139,220
Magnum Hunter Resources Corp. (d)	263,466	1,823,185
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	0
Matador Resources Co.	29,289	347,368
McMoRan Exploration Co. (a)(d)	286,847	4,015,858
Mexco Energy Corp. (a)	2,175	21,054
Miller Energy Resources, Inc. (a)(d)	130,696	548,923
Northern Oil & Gas, Inc. (a)(d)	161,173	3,821,412
Oasis Petroleum, Inc. (a)(d)	145,480	4,665,544
Overseas Shipholding Group, Inc. (d)	63,133	558,727
Pacific Ethanol, Inc. (a)(d)	65,558	80,636
Panhandle Royalty Co. Class A	15,804	460,687
Patriot Coal Corp. (a)(d)	199,584	1,442,992
Penn Virginia Corp.	93,671	458,051
Petroleum Development Corp. (a)	48,457	1,576,791
Petroquest Energy, Inc. (a)(d)	116,987	713,621
Plains Exploration & Production Co. (a)	318,253	14,025,410
PostRock Energy Corp. (a)	17,510	64,262
PrimeEnergy Corp. (a)	1,965	44,311
Pyramid Oil Co. (a)	7,060	37,206
Quicksilver Resources, Inc. (a)(d)	274,950	1,523,223
Renewable Energy Group, Inc.	10,652	101,940
Rentech, Inc. (a)	504,816	898,572
Resolute Energy Corp. (a)(d)	165,845	1,850,830
Rex American Resources Corp. (a)	16,822	515,931
Rex Energy Corp. (a)(d)	90,060	1,035,690
Rosetta Resources, Inc. (a)(d)	110,823	5,656,406
Royale Energy, Inc. (a)(d)	11,555	71,294
Sanchez Energy Corp. (d)	19,483	466,228
SandRidge Energy, Inc. (a)(d)	811,063	7,031,916
Saratoga Resources, Inc. (a)	15,181	100,954
SemGroup Corp. Class A (a)	96,535	2,738,698
Ship Finance International Ltd. (NY Shares) (d)	109,403	1,502,103
SM Energy Co.	137,484	10,822,740
SMF Energy Corp. (d)	11,201	40,660
Solazyme, Inc. (d)	23,938	329,866
Southern Union Co. (d)	260,425	11,443,075
Stone Energy Corp. (a)(d)	102,000	3,258,900
Swift Energy Co. (a)(d)	88,600	2,660,658
Synergy Resources Corp. (a)	18,532	63,750
Syntroleum Corp. (a)(d)	166,427	206,369
Targa Resources Corp.	86,957	3,863,500
Teekay Corp.	95,965	2,763,792

	Shares	Value
Tengasco, Inc. (a)	63,216	$ 65,112
Tri-Valley Corp. (a)(d)	75,638	12,858
Ultra Petroleum Corp. (a)(d)	366,925	9,158,448
Uranium Energy Corp. (a)(d)	194,558	729,593
Uranium Resources, Inc. (a)(d)	186,574	179,111
USEC, Inc. (a)(d)	388,801	520,993
Vaalco Energy, Inc. (a)(d)	119,162	940,188
Venoco, Inc. (a)	63,393	690,984
Verenium Corp. (a)(d)	32,819	92,550
Voyager Oil & Gas, Inc. (a)	93,088	301,605
W&T Offshore, Inc.	74,943	1,892,311
Warren Resources, Inc. (a)	155,341	605,830
Western Refining, Inc. (d)	113,744	2,064,454
Westmoreland Coal Co. (a)	23,023	241,972
Whiting Petroleum Corp. (a)(d)	266,339	15,618,119
World Fuel Services Corp. (d)	160,000	6,665,600
ZaZa Energy Corp. (a)(d)	47,652	186,796
Zion Oil & Gas, Inc. (a)(d)	99,924	272,793
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	26,798	5,896
		300,074,945
TOTAL ENERGY		436,899,148
FINANCIALS - 20.3%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	112,772	11,997,813
Arlington Asset Investment Corp.	20,855	481,751
Artio Global Investors, Inc. Class A (d)	122,626	587,379
BGC Partners, Inc. Class A (d)	169,391	1,190,819
Calamos Asset Management, Inc. Class A	42,824	525,022
CIFI Corp. (a)	5,983	31,351
Cohen & Steers, Inc. (d)	41,701	1,373,631
Cowen Group, Inc. Class A (a)	224,983	629,952
Diamond Hill Investment Group, Inc.	6,220	471,725
Duff & Phelps Corp. Class A	62,290	857,110
Eaton Vance Corp. (non-vtg.) (d)	250,462	7,215,810
Edelman Financial Group, Inc.	54,798	367,147
Epoch Holding Corp.	35,731	891,488
Evercore Partners, Inc. Class A	51,523	1,400,910
FBR Capital Markets Corp. (a)	133,653	336,806
Financial Engines, Inc. (a)(d)	112,959	2,603,705
FirstCity Financial Corp. (a)	5,260	45,236
FXCM, Inc. Class A (d)	32,446	306,939
GAMCO Investors, Inc. Class A	13,874	639,730
GFI Group, Inc.	188,467	723,713
Gleacher & Co., Inc. (a)(d)	147,210	223,759
Greenhill & Co., Inc.	60,155	2,644,414
HFF, Inc. (a)	77,082	1,110,752
ICG Group, Inc. (a)	113,828	986,889
Institutional Financial Markets, Inc.	16,813	25,556
INTL FCStone, Inc. (a)(d)	36,432	825,185
Investment Technology Group, Inc. (a)(d)	111,776	1,285,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. (d)	420,000	$ 3,704,400
Jefferies Group, Inc. (d)	302,772	5,062,348
JMP Group, Inc.	40,214	286,324
KBW, Inc.	72,402	1,196,805
Knight Capital Group, Inc. Class A (a)	210,178	2,784,859
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	574,376
LPL Investment Holdings, Inc. (a)	95,900	3,270,190
Medallion Financial Corp.	52,498	574,853
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	505,297
Penson Worldwide, Inc. (a)(d)	47,870	61,274
Piper Jaffray Companies (a)(d)	44,362	1,090,418
Pzena Investment Management, Inc.	13,002	66,830
Raymond James Financial, Inc.	228,162	8,070,090
Rodman & Renshaw Capital Group, Inc. (a)(d)	120,949	135,463
Safeguard Scientifics, Inc. (a)	52,134	881,586
SEI Investments Co.	318,629	6,292,923
Stifel Financial Corp. (a)(d)	111,917	4,200,245
SWS Group, Inc. (d)	80,179	448,201
TD Ameritrade Holding Corp.	498,113	9,299,770
Teton Advisors, Inc. (a)	145	2,248
U.S. Global Investments, Inc. Class A	36,632	271,077
Virtus Investment Partners, Inc. (a)	13,764	1,094,789
Waddell & Reed Financial, Inc. Class A (d)	213,366	6,733,831
Walter Investment Management Corp.	58,571	1,193,677
Westwood Holdings Group, Inc.	12,700	491,998
WisdomTree Investments, Inc. (a)	138,520	980,722
		99,054,610
Commercial Banks - 4.3%
1st Source Corp.	35,268	865,829
1st United Bancorp, Inc. (a)	59,992	353,953
Access National Corp.	3,533	36,814
ACNB Corp.	13,555	193,972
Alliance Financial Corp.	11,655	344,056
Ameriana Bancorp	2,223	10,782
American National Bankshares, Inc.	15,150	321,938
Ameris Bancorp (a)(d)	48,535	559,123
AmeriServ Financial, Inc. (a)(d)	12,760	32,155
Ames National Corp.	14,284	309,249
Anchor Bancorp (a)	6,363	57,585
Arrow Financial Corp.	28,188	678,203
Associated Banc-Corp.	434,355	5,750,860
Auburn National Bancorp., Inc.	2,112	44,479
BancFirst Corp.	19,467	796,784
Bancorp, Inc., Delaware (a)	66,983	557,299
BancorpSouth, Inc.	226,260	2,678,918
BancTrust Financial Group, Inc. (a)(d)	34,209	44,472
Bank of Hawaii Corp.	98,531	4,532,426

	Shares	Value
Bank of Kentucky Financial Corp.	10,625	$ 263,819
Bank of Marin Bancorp	11,021	387,609
Bank of the James Financial Group, Inc. (a)	2,186	11,280
Bank of the Ozarks, Inc. (d)	66,196	1,942,853
Banner Bank	32,759	675,163
Bar Harbor Bankshares	9,461	289,034
BBCN Bancorp, Inc. (a)	168,307	1,725,147
BCB Bancorp, Inc. (d)	9,297	97,154
Berkshire Bancorp, Inc. (a)	1,681	11,717
BOK Financial Corp.	65,078	3,493,387
Boston Private Financial Holdings, Inc.	161,973	1,543,603
Bridge Bancorp, Inc.	17,303	347,098
Bridge Capital Holdings (a)	15,251	183,927
Bryn Mawr Bank Corp.	21,145	415,711
BSB Bancorp, Inc.	19,579	220,655
C & F Financial Corp.	802	25,255
Camden National Corp.	15,714	555,490
Capital Bank Corp. (a)	18,858	41,488
Capital City Bank Group, Inc. (d)	29,072	228,797
CapitalSource, Inc.	671,726	4,534,151
Cardinal Financial Corp.	61,598	662,179
Cascade Bancorp (a)(d)	31,306	181,575
Cathay General Bancorp	164,381	2,685,986
Center Bancorp, Inc.	24,715	237,511
Centerstate Banks of Florida, Inc.	63,352	443,464
Central Pacific Financial Corp. (a)(d)	23,723	328,326
Century Bancorp, Inc. Class A (non-vtg.)	7,814	193,475
Chemical Financial Corp.	55,700	1,228,742
CIT Group, Inc. (a)	458,461	18,663,947
Citizens & Northern Corp.	28,411	565,379
Citizens Holding Co.	2,280	42,659
Citizens Republic Bancorp, Inc. (a)	84,126	1,151,685
City Holding Co. (d)	34,461	1,180,978
City National Corp.	106,269	4,994,643
CNB Financial Corp., Pennsylvania	24,450	378,975
CoBiz, Inc.	138,787	809,128
Colony Bankcorp, Inc. (a)	4,000	15,480
Columbia Banking Systems, Inc.	82,145	1,737,367
Commerce Bancshares, Inc.	183,137	7,070,920
Community Bank System, Inc.	96,150	2,626,818
Community Partners Bancorp	1,393	8,233
Community Trust Bancorp, Inc.	34,249	1,056,239
Crescent Financial Bancshares, Inc. (a)	4,931	19,823
Cullen/Frost Bankers, Inc.	140,787	7,951,650
CVB Financial Corp.	241,074	2,596,367
Eagle Bancorp, Inc., Maryland (a)(d)	42,730	662,742
East West Bancorp, Inc.	312,101	6,903,674
Eastern Virginia Bankshares, Inc. (a)	3,012	8,916
Encore Bancshares, Inc. (a)(d)	20,453	296,569
Enterprise Bancorp, Inc.	11,330	179,581
Enterprise Financial Services Corp.	40,305	467,538
Farmers Capital Bank Corp. (a)	5,824	34,070
Farmers National Banc Corp.	41,229	230,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	10,511	$ 67,270
Financial Institutions, Inc.	26,944	440,804
First Bancorp, North Carolina	34,349	343,490
First Bancorp, Puerto Rico (a)(d)	83,028	321,318
First Busey Corp.	161,346	780,915
First California Financial Group, Inc. (a)	58,547	270,487
First Citizen Bancshares, Inc.	14,036	2,472,441
First Commonwealth Financial Corp.	220,589	1,321,328
First Community Bancshares, Inc.	34,379	426,300
First Connecticut Bancorp, Inc. (d)	34,934	450,649
First Financial Bancorp, Ohio	125,711	2,057,889
First Financial Bankshares, Inc. (d)	88,879	3,044,995
First Financial Corp., Indiana	27,105	867,089
First Financial Service Corp. (a)	745	2,310
First Interstate Bancsystem, Inc.	42,213	574,097
First M&F Corp.	1,684	6,500
First Merchants Corp.	56,317	623,992
First Midwest Bancorp, Inc., Delaware (d)	155,623	1,799,002
First Niagara Financial Group, Inc.	686,322	6,561,238
First of Long Island Corp.	15,466	401,188
First Republic Bank (a)	194,207	5,824,268
First Security Group, Inc. (a)	1,070	2,996
First South Bancorp, Inc., Virginia (a)	39,689	161,534
First United Corp. (a)	14,602	79,143
Firstbank Corp., Michigan	7,615	54,523
FirstMerit Corp.	236,536	3,796,403
FNB Corp., Pennsylvania	296,034	3,490,241
FNB United Corp. (a)(d)	1,709	25,584
Fulton Financial Corp.	416,928	4,085,894
German American Bancorp, Inc.	25,909	507,298
Glacier Bancorp, Inc.	149,478	2,062,796
Great Southern Bancorp, Inc.	21,585	475,302
Green Bankshares, Inc. (a)	33,783	48,648
Guaranty Bancorp (a)	79,862	126,981
Hampton Roads Bankshares, Inc. (a)(d)	56,222	146,177
Hancock Holding Co.	186,386	6,327,805
Hanmi Financial Corp. (a)(d)	49,523	429,364
Hawthorn Bancshares, Inc.	6,079	43,465
Heartland Financial USA, Inc.	31,079	488,873
Heritage Commerce Corp. (a)(d)	40,322	211,691
Heritage Financial Corp., Washington	35,332	473,449
Heritage Oaks Bancorp (a)	17,210	69,701
Home Bancshares, Inc.	61,821	1,557,889
Horizon Bancorp Industries	7,320	128,832
Hudson Valley Holding Corp.	41,056	670,034
IBERIABANK Corp. (d)	64,510	3,421,610
Independent Bank Corp. (a)(d)	17,064	26,449
Independent Bank Corp., Massachusetts (d)	45,285	1,244,885
International Bancshares Corp.	125,554	2,383,015
Intervest Bancshares Corp. Class A (a)	43,436	147,682

	Shares	Value
Investors Bancorp, Inc. (a)	108,165	$ 1,571,637
Lakeland Bancorp, Inc.	53,953	488,814
Lakeland Financial Corp.	34,881	879,699
Macatawa Bank Corp. (a)(d)	67,984	186,956
MainSource Financial Group, Inc.	47,324	479,865
MB Financial, Inc.	113,058	2,249,854
MBT Financial Corp. (a)(d)	10,000	21,200
Mercantile Bank Corp. (a)(d)	17,873	240,392
Merchants Bancshares, Inc.	13,310	370,684
Metro Bancorp, Inc. (a)	41,607	442,698
Metrocorp Bancshares, Inc. (a)	24,932	201,949
Middleburg Financial Corp.	12,256	193,155
Midsouth Bancorp, Inc.	24,320	312,755
MidWestOne Financial Group, Inc.	16,620	289,188
National Bankshares, Inc.	15,371	415,171
National Penn Bancshares, Inc. (d)	283,008	2,476,320
NBT Bancorp, Inc.	103,841	2,264,772
NewBridge Bancorp (a)	32,890	133,533
North Valley Bancorp (a)	2,276	23,807
Northrim Bancorp, Inc.	10,594	211,880
Norwood Financial Corp.	2,777	70,758
OBA Financial Services, Inc. (a)	4,224	59,981
Ohio Valley Banc Corp.	7,485	143,113
Old National Bancorp, Indiana	197,074	2,380,654
Old Second Bancorp, Inc. (a)(d)	34,774	41,729
OmniAmerican Bancorp, Inc. (a)	21,285	380,789
Oriental Financial Group, Inc.	97,881	1,150,102
Orrstown Financial Services, Inc.	16,026	138,625
Pacific Capital Bancorp NA (a)(d)	17,797	498,494
Pacific Continental Corp.	43,214	362,998
Pacific Mercantile Bancorp (a)	13,335	58,141
PacWest Bancorp	69,253	1,507,638
Park National Corp. (d)	38,738	2,666,724
Park Sterling Corp. (a)	78,231	355,951
Patriot National Bancorp, Inc. (a)(d)	14,022	24,398
Peapack-Gladstone Financial Corp. (d)	17,211	216,514
Penns Woods Bancorp, Inc.	9,401	366,545
Peoples Bancorp of North Carolina	1,842	14,847
Peoples Bancorp, Inc.	20,106	325,114
Peoples Financial Corp., Mississippi	7,232	70,223
Pinnacle Financial Partners, Inc. (a)(d)	71,032	1,176,290
Popular, Inc. (a)	2,618,158	4,974,500
Porter Bancorp, Inc.	3,733	7,391
Preferred Bank, Los Angeles (a)	18,933	191,223
Premier Financial Bancorp, Inc. (a)	4,520	27,572
PremierWest Bancorp (a)(d)	17,140	23,825
Princeton National Bancorp, Inc. (a)(d)	3,779	6,198
PrivateBancorp, Inc.	138,942	2,014,659
Prosperity Bancshares, Inc.	104,563	4,573,586
QCR Holdings, Inc.	6,005	59,510
Renasant Corp.	56,593	858,516
Republic Bancorp, Inc., Kentucky Class A	22,049	574,597
Republic First Bancorp, Inc. (a)	43,056	86,973
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	$ 8,849
S&T Bancorp, Inc. (d)	65,011	1,378,883
S.Y. Bancorp, Inc.	28,962	629,924
Sandy Spring Bancorp, Inc.	51,493	929,964
Savannah Bancorp, Inc. (a)	3,956	20,611
SCBT Financial Corp.	39,694	1,229,323
Seacoast Banking Corp., Florida (a)	235,806	436,241
Shore Bancshares, Inc.	20,686	127,633
Sierra Bancorp	28,927	266,128
Signature Bank (a)(d)	103,111	6,120,669
Simmons First National Corp. Class A	35,300	928,037
Southern National Bancorp of Virginia, Inc.	12,282	78,850
Southside Bancshares, Inc.	38,340	817,025
Southwest Bancorp, Inc., Oklahoma (a)	44,454	380,526
State Bank Financial Corp. (a)	65,049	1,056,396
State Investors Bancorp, Inc. (a)	5,912	65,860
StellarOne Corp.	47,424	551,541
Sterling Bancorp, New York	62,200	553,580
Sterling Financial Corp., Washington (a)	88,072	1,713,881
Suffolk Bancorp (a)	24,189	292,687
Summit Financial Group, Inc. (a)	1,800	6,786
Sun Bancorp, Inc., New Jersey (a)	127,043	364,613
Susquehanna Bancshares, Inc.	457,715	4,243,018
SVB Financial Group (a)(d)	94,434	5,598,048
Synovus Financial Corp.	1,961,478	4,158,333
Taylor Capital Group, Inc. (a)(d)	36,427	489,943
TCF Financial Corp. (d)	333,798	3,598,342
Texas Capital Bancshares, Inc. (a)(d)	76,497	2,592,483
The First Bancorp, Inc.	19,885	298,275
TIB Financial Corp. (a)	777	8,392
Tompkins Financial Corp. (d)	20,721	851,633
TowneBank (d)	60,370	779,980
Trico Bancshares	30,606	495,817
Trustmark Corp.	117,611	2,773,267
UMB Financial Corp.	79,916	3,328,501
Umpqua Holdings Corp. (d)	254,223	3,132,027
Union Bankshares, Inc.	388	7,372
Union/First Market Bankshares Corp.	45,249	628,056
United Bankshares, Inc., West Virginia (d)	105,326	3,083,945
United Community Banks, Inc., Georgia (a)	41,124	368,882
United Security Bancshares, Inc.	8,545	52,295
United Security Bancshares, California (d)	7,198	15,476
Univest Corp. of Pennsylvania	33,462	528,700
Valley National Bancorp (d)	401,122	5,018,036
Virginia Commerce Bancorp, Inc. (a)	67,965	570,906
VIST Financial Corp.	18,675	223,353
Washington Banking Co., Oak Harbor	41,106	521,635

	Shares	Value
Washington Trust Bancorp, Inc.	34,101	$ 801,715
Webster Financial Corp.	192,580	4,213,650
Wellesley Bancorp, Inc.	803	9,989
WesBanco, Inc.	61,393	1,197,164
West Bancorp., Inc.	25,000	240,750
West Coast Bancorp (a)	36,737	630,040
Westamerica Bancorp.	70,836	3,354,793
Western Alliance Bancorp. (a)(d)	183,053	1,490,051
Wilshire Bancorp, Inc. (a)(d)	124,300	539,462
Wintrust Financial Corp.	76,756	2,587,445
Xenith Bankshares, Inc. (a)	16,585	58,379
Yadkin Valley Financial Corp. (a)	15,173	31,408
		277,465,665
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	168,612	1,748,506
Cash America International, Inc.	61,500	2,852,370
CompuCredit Holdings Corp. (a)(d)	36,887	198,083
Consumer Portfolio Services, Inc. (a)	11,918	13,944
Credit Acceptance Corp. (a)(d)	21,614	2,080,564
DFC Global Corp. (a)	92,459	1,655,941
EZCORP, Inc. (non-vtg.) Class A (a)(d)	102,437	3,226,766
First Cash Financial Services, Inc. (a)(d)	76,532	3,234,242
First Marblehead Corp. (a)	153,484	187,250
Green Dot Corp. Class A (a)(d)	42,106	1,344,445
Imperial Holdings, Inc. (a)	53,799	134,498
Nelnet, Inc. Class A	61,253	1,618,304
Netspend Holdings, Inc. (a)(d)	69,646	599,652
QC Holdings, Inc.	15,649	58,684
White River Capital, Inc.	7,973	185,372
World Acceptance Corp. (a)(d)	37,666	2,392,544
		21,531,165
Diversified Financial Services - 0.3%
California First National Bancorp	1,545	22,881
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	224,482	6,188,969
FX Alliance, Inc.	11,347	153,525
Gain Capital Holdings, Inc.	22,236	116,517
Interactive Brokers Group, Inc.	80,367	1,274,621
Life Partners Holdings, Inc.	22,647	96,250
MarketAxess Holdings, Inc.	67,374	2,231,427
Marlin Business Services Corp.	19,144	300,561
MicroFinancial, Inc.	5,166	34,716
MSCI, Inc. Class A (a)(d)	256,992	9,092,377
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	67,474	665,294
PHH Corp. (a)(d)	116,881	1,591,919
PICO Holdings, Inc. (a)	49,118	1,085,999
Resource America, Inc. Class A	23,799	141,604
Vector Capital Corp. rights	49,572	1
		22,996,661
Insurance - 4.1%
21st Century Holding Co. (a)	8,797	29,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alleghany Corp. (d)	18,796	$ 6,101,933
Allied World Assurance Co. Holdings Ltd.	89,522	5,905,766
American Equity Investment Life Holding Co.	119,336	1,443,966
American Financial Group, Inc.	190,000	7,115,500
American Independence Corp. (a)	3,087	13,428
American National Insurance Co.	29,749	2,144,903
American Safety Insurance Group Ltd. (a)(d)	24,056	464,521
Amerisafe, Inc. (a)	44,533	1,004,664
Amtrust Financial Services, Inc. (d)	65,584	1,771,424
Arch Capital Group Ltd. (a)	304,045	11,264,867
Argo Group International Holdings, Ltd.	64,674	1,930,519
Arthur J. Gallagher & Co. (d)	238,841	8,149,255
Aspen Insurance Holdings Ltd.	147,997	3,926,360
Assured Guaranty Ltd.	358,543	6,023,522
Axis Capital Holdings Ltd.	309,698	9,554,183
Baldwin & Lyons, Inc. Class B	18,379	386,694
Brown & Brown, Inc.	248,221	5,865,462
Citizens, Inc. Class A (a)(d)	78,016	833,211
CNA Financial Corp.	88,556	2,498,165
CNO Financial Group, Inc. (a)	478,207	3,548,296
Crawford & Co. Class B	69,141	304,220
Delphi Financial Group, Inc. Class A	99,263	4,423,159
Donegal Group, Inc. Class A	26,385	363,321
Eastern Insurance Holdings, Inc.	14,834	215,093
eHealth, Inc. (a)(d)	59,193	889,671
EMC Insurance Group	12,011	253,072
Employers Holdings, Inc.	87,592	1,514,466
Endurance Specialty Holdings Ltd.	106,872	4,110,297
Enstar Group Ltd. (a)(d)	20,537	1,991,678
Erie Indemnity Co. Class A	61,158	4,654,735
Everest Re Group Ltd.	95,044	8,349,615
FBL Financial Group, Inc. Class A	35,194	1,195,540
Fidelity National Financial, Inc. Class A	471,276	8,134,224
First Acceptance Corp. (a)	24,679	35,785
First American Financial Corp.	216,245	3,330,173
Flagstone Reinsurance Holdings Ltd.	110,570	875,714
Fortegra Financial Corp. (a)	12,280	85,469
Global Indemnity PLC (a)	37,631	719,881
Greenlight Capital Re, Ltd. (a)	63,768	1,501,736
Hallmark Financial Services, Inc. (a)	23,631	159,509
Hanover Insurance Group, Inc.	94,048	3,839,039
Harleysville Group, Inc. (d)	30,356	1,718,453
HCC Insurance Holdings, Inc.	266,381	8,135,276
Hilltop Holdings, Inc. (a)	103,357	851,662
Homeowners Choice, Inc.	1,171	12,705
Horace Mann Educators Corp.	81,387	1,410,437
Independence Holding Co.	12,745	116,744
Infinity Property & Casualty Corp.	29,456	1,615,072

	Shares	Value
Investors Title Co.	2,693	$ 121,670
Kansas City Life Insurance Co.	8,684	278,062
Kemper Corp.	121,221	3,469,345
Maiden Holdings Ltd.	143,671	1,242,754
Markel Corp. (a)	20,681	8,436,814
MBIA, Inc. (a)(d)	321,835	3,469,381
Meadowbrook Insurance Group, Inc.	111,638	1,062,794
Mercury General Corp.	55,209	2,367,362
Montpelier Re Holdings Ltd.	171,990	2,966,828
National Financial Partners Corp. (a)(d)	130,377	1,989,553
National Interstate Corp.	12,547	303,010
National Security Group, Inc.	2,778	25,280
National Western Life Insurance Co. Class A	7,262	985,889
Navigators Group, Inc. (a)(d)	29,134	1,369,589
Old Republic International Corp.	530,948	5,766,095
OneBeacon Insurance Group Ltd.	47,103	718,321
PartnerRe Ltd.	144,778	9,184,716
Phoenix Companies, Inc. (a)(d)	232,680	481,648
Platinum Underwriters Holdings Ltd.	76,798	2,730,937
Presidential Life Corp.	47,504	513,993
Primerica, Inc.	106,260	2,658,625
ProAssurance Corp.	64,616	5,670,700
Protective Life Corp.	178,332	4,952,280
Reinsurance Group of America, Inc.	160,469	9,254,247
RenaissanceRe Holdings Ltd.	110,083	7,921,573
RLI Corp.	47,991	3,362,249
Safety Insurance Group, Inc.	32,009	1,366,144
SeaBright Insurance Holdings, Inc.	51,078	417,818
Selective Insurance Group, Inc.	108,320	1,860,938
StanCorp Financial Group, Inc. (d)	111,235	4,422,704
State Auto Financial Corp.	29,911	418,156
Stewart Information Services Corp. (d)	39,262	515,903
Symetra Financial Corp.	228,781	2,274,083
Tower Group, Inc. (d)	79,758	1,838,422
Transatlantic Holdings, Inc.	148,543	9,001,706
Unico American Corp. (a)	2,607	28,286
United Fire Group, Inc.	45,430	912,689
Universal Insurance Holdings, Inc.	99,404	400,598
Validus Holdings Ltd.	146,156	4,456,296
W.R. Berkley Corp. (d)	267,684	9,569,703
White Mountains Insurance Group Ltd.	13,674	6,785,312
		266,355,152
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI) (d)	92,883	1,968,191
AG Mortgage Investment Trust, Inc.	28,695	571,604
Agree Realty Corp.	28,120	674,880
Alexanders, Inc.	7,463	2,831,835
Alexandria Real Estate Equities, Inc.	132,775	9,518,640
American Assets Trust, Inc.	90,276	1,942,740
American Campus Communities, Inc.	162,273	6,677,534
American Capital Agency Corp.	515,447	15,829,377
American Capital Mortgage Investment Corp. (d)	28,439	613,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. (d)	2,208,934	$ 36,712,483
Anworth Mortgage Asset Corp.	286,499	1,862,244
Apollo Commercial Real Estate Finance, Inc.	43,970	657,352
Arbor Realty Trust, Inc. (a)(d)	95,842	460,042
Armour Residential REIT, Inc. (d)	268,031	1,894,979
Ashford Hospitality Trust, Inc.	167,220	1,411,337
Associated Estates Realty Corp. (d)	110,604	1,650,212
BioMed Realty Trust, Inc.	366,169	6,744,833
Brandywine Realty Trust (SBI) (d)	351,288	3,797,423
BRE Properties, Inc.	163,938	7,939,517
BRT Realty Trust (a)	7,942	51,305
Camden Property Trust (SBI) (d)	152,681	9,466,222
Campus Crest Communities, Inc.	85,655	907,086
Capital Trust, Inc. Class A (a)	85,860	291,924
CapLease, Inc.	143,989	580,276
Capstead Mortgage Corp.	222,517	2,959,476
CBL & Associates Properties, Inc. (d)	312,528	5,509,869
Cedar Shopping Centers, Inc.	105,841	503,803
Chatham Lodging Trust	37,534	452,660
Chesapeake Lodging Trust (d)	79,186	1,396,049
Chimera Investment Corp. (d)	2,491,833	7,649,927
Cogdell Spencer, Inc.	183,981	778,240
Colonial Properties Trust (SBI)	181,383	3,721,979
Colony Financial, Inc.	63,933	1,066,402
CommonWealth REIT	174,324	3,242,426
Coresite Realty Corp.	64,954	1,386,768
Corporate Office Properties Trust (SBI) (d)	147,223	3,609,908
Cousins Properties, Inc.	217,353	1,606,239
Crexus Investment Corp.	147,343	1,642,874
CubeSmart	222,676	2,511,785
Cys Investments, Inc. (d)	241,015	3,270,574
DCT Industrial Trust, Inc. (d)	498,172	2,819,654
DDR Corp.	548,129	7,745,063
DiamondRock Hospitality Co. (d)	357,776	3,563,449
Digital Realty Trust, Inc.	229,508	16,639,330
Douglas Emmett, Inc.	265,224	5,588,270
Duke Realty LP	533,955	7,411,295
DuPont Fabros Technology, Inc. (d)	145,560	3,333,324
EastGroup Properties, Inc. (d)	54,633	2,632,764
Education Realty Trust, Inc.	179,142	1,841,580
Entertainment Properties Trust (SBI)	96,934	4,410,497
Equity Lifestyle Properties, Inc.	96,693	6,431,051
Equity One, Inc.	121,453	2,310,036
Essex Property Trust, Inc. (d)	72,783	10,188,892
Excel Trust, Inc.	82,459	988,683
Extra Space Storage, Inc.	235,368	6,206,654
Federal Realty Investment Trust (SBI)	141,738	13,514,718
FelCor Lodging Trust, Inc. (a)	316,013	1,213,490
First Industrial Realty Trust, Inc. (a)	173,098	2,046,018
First Potomac Realty Trust	134,902	1,784,753

	Shares	Value
Franklin Street Properties Corp.	149,212	$ 1,538,376
General Growth Properties, Inc.	888,708	14,459,279
Getty Realty Corp. (d)	61,162	1,039,754
Gladstone Commercial Corp.	28,855	515,639
Glimcher Realty Trust	291,480	2,885,652
Government Properties Income Trust	72,848	1,699,544
Gramercy Capital Corp. (a)	107,065	310,489
Gyrodyne Co. of America, Inc. (a)	691	72,196
Hatteras Financial Corp.	173,206	4,932,907
Healthcare Realty Trust, Inc.	158,187	3,269,725
Hersha Hospitality Trust	373,061	1,876,497
Highwoods Properties, Inc. (SBI)	148,605	4,755,360
Home Properties, Inc.	104,425	6,018,013
Hospitality Properties Trust (SBI)	259,284	6,412,093
Hudson Pacific Properties, Inc.	57,436	878,196
Inland Real Estate Corp.	155,936	1,351,965
Invesco Mortgage Capital, Inc.	297,124	5,089,734
Investors Real Estate Trust (d)	203,581	1,553,323
iStar Financial, Inc. (a)(d)	264,321	1,863,463
Kilroy Realty Corp. (d)	151,047	6,621,900
Kite Realty Group Trust	135,125	663,464
LaSalle Hotel Properties (SBI)	179,910	4,799,999
Lexington Corporate Properties Trust	370,353	3,203,553
Liberty Property Trust (SBI) (d)	243,987	8,276,039
LTC Properties, Inc.	60,414	1,864,376
Mack-Cali Realty Corp.	191,873	5,487,568
Medical Properties Trust, Inc.	249,853	2,428,571
MFA Financial, Inc. (d)	876,893	6,401,319
Mid-America Apartment Communities, Inc. (d)	76,315	4,759,767
Mission West Properties, Inc.	47,795	477,950
Monmouth Real Estate Investment Corp. Class A	64,543	604,122
MPG Office Trust, Inc. (a)(d)	165,334	370,348
National Health Investors, Inc. (d)	62,000	2,922,060
National Retail Properties, Inc.	198,474	5,289,332
New York Mortgage Trust, Inc. (d)	45,221	321,069
NorthStar Realty Finance Corp.	199,299	1,064,257
Omega Healthcare Investors, Inc. (d)	212,111	4,320,701
One Liberty Properties, Inc.	28,128	491,677
Parkway Properties, Inc.	47,937	478,891
Pebblebrook Hotel Trust	140,580	3,012,629
Pennsylvania Real Estate Investment Trust (SBI)	112,095	1,504,315
Pennymac Mortgage Investment Trust	55,638	1,001,484
Piedmont Office Realty Trust, Inc. Class A	362,642	6,389,752
PMC Commercial Trust	13,167	95,197
Post Properties, Inc. (d)	120,322	5,254,462
Potlatch Corp.	92,090	2,838,214
PS Business Parks, Inc.	43,000	2,684,060
RAIT Financial Trust (d)	95,007	503,537
Ramco-Gershenson Properties Trust (SBI)	91,827	1,016,525
Rayonier, Inc. (d)	263,287	11,721,537
Realty Income Corp.	287,073	10,590,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Redwood Trust, Inc.	149,734	$ 1,732,422
Regency Centers Corp.	191,454	8,192,317
Resource Capital Corp.	141,840	818,417
Retail Opportunity Investments Corp.	114,340	1,329,774
RLJ Lodging Trust	134,924	2,363,868
Rouse Properties, Inc. (a)(d)	31,649	463,025
Rouse Properties, Inc. rights 3/16/12 (a)(d)	31,649	0
Sabra Health Care REIT, Inc.	78,716	1,124,064
Saul Centers, Inc.	23,989	908,224
Senior Housing Properties Trust (SBI)	344,767	7,378,014
SL Green Realty Corp.	186,104	14,153,209
Sovran Self Storage, Inc. (d)	73,113	3,473,599
Stag Industrial, Inc.	32,635	401,084
Starwood Property Trust, Inc.	228,389	4,508,399
Strategic Hotel & Resorts, Inc. (a)(d)	354,090	2,205,981
Summit Hotel Properties, Inc.	75,902	699,057
Sun Communities, Inc. (d)	67,921	2,811,250
Sunstone Hotel Investors, Inc. (a)	332,828	2,988,795
Supertel Hospitality, Inc., Maryland (a)	13,197	14,649
Tanger Factory Outlet Centers, Inc.	209,858	6,144,642
Taubman Centers, Inc.	133,106	9,193,631
Terreno Realty Corp.	28,836	410,048
The Macerich Co.	296,360	16,000,476
Two Harbors Investment Corp.	379,856	3,904,920
UDR, Inc.	474,620	11,874,992
UMH Properties, Inc.	26,836	271,044
Universal Health Realty Income Trust (SBI)	32,328	1,221,675
Urstadt Biddle Properties, Inc.	5,274	97,938
Urstadt Biddle Properties, Inc. Class A	50,629	962,964
Washington (REIT) (SBI)	136,137	4,032,378
Weingarten Realty Investors (SBI)	253,427	6,310,332
Whitestone REIT Class B	24,805	320,977
Winthrop Realty Trust	59,385	676,395
		542,003,244
Real Estate Management & Development - 0.5%
American Realty Capital Properties, Inc.	5,400	61,020
American Realty Investments, Inc. (a)	1,965	2,967
AV Homes, Inc. (a)	24,732	258,944
Brookfield Properties Corp.	556,310	9,662,981
Consolidated-Tomoka Land Co.	11,328	338,254
Forest City Enterprises, Inc. Class A (a)	275,710	4,030,880
Forestar Group, Inc. (a)(d)	73,423	1,152,007
Howard Hughes Corp. (a)	54,951	3,052,528
Jones Lang LaSalle, Inc. (d)	91,993	7,489,150
Kennedy-Wilson Holdings, Inc. (d)	91,074	1,231,320
Maui Land & Pineapple, Inc. (a)	17,270	64,417
Preferred Apartment Communities, Inc. Class A	2,507	19,404
Stratus Properties, Inc. (a)	6,633	58,768
Tejon Ranch Co. (a)(d)	30,567	893,168
The St. Joe Co. (a)(d)	213,311	3,436,440

	Shares	Value
Thomas Properties Group, Inc.	85,189	$ 366,313
Transcontinental Realty Investors, Inc. (a)	1,497	3,234
ZipRealty, Inc. (a)	28,991	36,529
		32,158,324
Thrifts & Mortgage Finance - 1.0%
Alliance Bancorp, Inc. of Pennsylvania	6,385	72,087
Apollo Residential Mortgage, Inc.	24,079	431,736
ASB Bancorp, Inc.	13,663	164,639
Astoria Financial Corp. (d)	188,613	1,656,022
Bank Mutual Corp.	123,703	486,153
BankAtlantic Bancorp, Inc. Class A (a)(d)	25,919	57,022
BankFinancial Corp.	49,291	278,494
BankUnited, Inc.	84,410	1,943,962
BCSB Bancorp, Inc. (a)	149	1,909
Beacon Federal Bancorp, Inc.	11,844	161,078
Beneficial Mutual Bancorp, Inc. (a)	93,273	845,986
Berkshire Hills Bancorp, Inc.	50,973	1,120,896
BofI Holding, Inc. (a)	27,494	450,627
Brookline Bancorp, Inc., Delaware	155,762	1,429,895
Camco Financial Corp. (a)	7,852	17,903
Cape Bancorp, Inc. (a)	25,193	203,056
Capitol Federal Financial, Inc.	417,085	4,875,724
Central Bancorp, Inc.	100	1,808
CFS Bancorp, Inc.	9,922	55,464
Charter Financial Corp., Georgia	2,453	23,696
Cheviot Financial Corp.	44	363
Chicopee Bancorp, Inc. (a)	11,029	159,479
Citizens South Banking Corp., Delaware	11,035	48,002
Clifton Savings Bancorp, Inc.	23,320	229,236
Colonial Financial Services, Inc. (a)	6,111	74,860
Dime Community Bancshares, Inc.	83,947	1,168,542
Doral Financial Corp. (a)(d)	295,629	413,881
Eagle Bancorp Montana, Inc.	15,964	159,640
ESB Financial Corp.	30,356	387,039
ESSA Bancorp, Inc.	31,156	299,721
Farmer Mac Class C (non-vtg.)	21,618	431,495
FedFirst Financial Corp.	6,288	86,460
First Clover Leaf Financial Corp. (d)	10,566	63,607
First Defiance Financial Corp.	22,893	358,047
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,836	27,236
First Financial Holdings, Inc.	36,582	357,040
First Financial Northwest, Inc. (a)(d)	34,706	255,783
First PacTrust Bancorp, Inc.	18,949	222,082
Flagstar Bancorp, Inc. (a)	500,000	360,450
Flushing Financial Corp.	72,793	942,669
Fox Chase Bancorp, Inc.	31,882	398,844
Franklin Financial Corp./VA (a)	27,950	377,046
Hampden Bancorp, Inc.	5,136	62,659
Heritage Financial Group, Inc.	7,564	90,692
HF Financial Corp.	632	7,274
HMN Financial, Inc. (a)(d)	2,852	5,276
Home Bancorp, Inc. (a)	15,428	254,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp, Inc.	34,573	$ 346,767
HopFed Bancorp, Inc.	11,426	95,407
IF Bancorp, Inc. (a)	11,597	132,554
Impac Mortgage Holdings, Inc. (a)(d)	20,302	54,206
Indiana Community Bancorp	9,245	199,692
Jefferson Bancshares, Inc., Tennessee (a)	2,774	6,242
Kaiser Federal Financial Group, Inc.	21,464	289,979
Kearny Financial Corp.	52,612	490,870
Meridian Interstate Bancorp, Inc. (a)	21,767	281,447
Meta Financial Group, Inc.	9,879	212,497
MGIC Investment Corp. (a)(d)	399,147	1,800,153
MutualFirst Financial, Inc.	4,269	37,781
NASB Financial, Inc. (a)	3,384	46,936
New England Bancshares, Inc.	10,376	103,241
New Hampshire Thrift Bancshare	2,577	30,821
New York Community Bancorp, Inc. (d)	950,390	12,364,574
Newport Bancorp, Inc. (a)	579	7,452
Northeast Community Bancorp, Inc.	8,762	60,370
Northfield Bancorp, Inc. (d)	57,830	796,897
Northwest Bancshares, Inc.	211,159	2,664,827
Ocean Shore Holding Co.	3,679	40,579
OceanFirst Financial Corp.	36,227	497,397
Oconee Federal Financial Corp.	4,827	57,924
Ocwen Financial Corp. (a)	208,788	3,363,575
Oneida Financial Corp.	2,810	27,426
Oritani Financial Corp.	106,486	1,387,513
Peoples Federal Bancshares, Inc. (a)	9,219	145,660
Poage Bankshares, Inc.	6,654	76,854
Provident Financial Holdings, Inc.	21,034	216,861
Provident Financial Services, Inc.	125,938	1,730,388
Provident New York Bancorp	82,178	700,978
Pulaski Financial Corp. (d)	11,679	86,775
PVF Capital Corp. (a)	16,043	27,434
Radian Group, Inc. (d)	272,066	1,031,130
Riverview Bancorp, Inc. (a)	20,156	45,553
Rockville Financial, Inc.	29,962	346,061
Roma Financial Corp.	24,222	247,307
SI Financial Group, Inc.	9,136	96,019
Southern Missouri Bancorp, Inc.	376	8,874
SP Bancorp, Inc. (a)	1,088	12,828
Teche Holding Co.	200	7,482
Territorial Bancorp, Inc.	25,512	535,752
TF Financial Corp.	1,866	46,016
TFS Financial Corp. (a)(d)	196,440	1,836,714
Timberland Bancorp, Inc. (a)	12,774	53,651
Tree.com, Inc. (a)	19,703	150,531
Trustco Bank Corp., New York	220,181	1,180,170
United Community Financial Corp., Ohio (a)	28,070	37,895
United Financial Bancorp, Inc.	38,185	605,232
ViewPoint Financial Group	52,099	780,964

	Shares	Value
Walker & Dunlop, Inc. (a)	26,794	$ 333,585
Washington Federal, Inc. (d)	287,542	4,658,180
Waterstone Financial, Inc. (a)	7,726	18,311
Westfield Financial, Inc.	94,628	750,400
Wolverine Bancorp, Inc. (a)	7,456	112,809
WSFS Financial Corp.	22,660	872,183
		63,669,403
TOTAL FINANCIALS		1,325,234,224
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	164,385
Acadia Pharmaceuticals, Inc. (a)	129,491	216,250
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	1,106,543
Acorda Therapeutics, Inc. (a)	107,837	2,821,016
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	73,690
Aegerion Pharmaceuticals, Inc. (a)(d)	21,815	364,965
Affymax, Inc. (a)	70,739	722,245
Agenus, Inc. (a)(d)	33,987	108,419
Alexion Pharmaceuticals, Inc. (a)	414,118	34,674,100
Alkermes PLC (a)(d)	200,355	3,528,252
Allos Therapeutics, Inc. (a)	469,334	699,308
Alnylam Pharmaceuticals, Inc. (a)	97,437	1,299,810
AMAG Pharmaceuticals, Inc. (a)	57,756	913,122
Amicus Therapeutics, Inc. (a)(d)	29,661	177,373
Amylin Pharmaceuticals, Inc. (a)	272,317	4,653,898
Anacor Pharmaceuticals, Inc. (a)	27,640	164,182
Anthera Pharmaceuticals, Inc. (a)	50,448	333,966
ARCA biopharma, Inc. (a)(d)	20,234	19,829
Ardea Biosciences, Inc. (a)(d)	50,140	1,068,985
Arena Pharmaceuticals, Inc. (a)(d)	260,052	462,893
ARIAD Pharmaceuticals, Inc. (a)(d)	376,179	5,394,407
ArQule, Inc. (a)(d)	96,974	688,515
Array Biopharma, Inc. (a)	97,821	274,877
Arrowhead Research Corp. (a)(d)	16,316	87,454
AspenBio Pharma, Inc. (a)	11,947	10,513
Astex Pharmaceuticals, Inc. (a)(d)	168,442	308,249
Athersys, Inc. (a)	14,873	30,341
AVEO Pharmaceuticals, Inc. (a)(d)	87,809	1,145,029
AVI BioPharma, Inc. (a)(d)	377,335	392,428
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	63,265	294,815
BioMarin Pharmaceutical, Inc. (a)(d)	270,779	9,680,349
BioMimetic Therapeutics, Inc. (a)	45,475	94,588
Biosante Pharmaceuticals, Inc. (a)	223,743	172,864
Biospecifics Technologies Corp. (a)	11,833	204,948
BioTime, Inc. (a)(d)	63,632	317,524
Cardium Therapeutics, Inc. (a)(d)	106,276	30,639
Catalyst Pharmaceutical Partners, Inc. (a)(d)	16,419	18,225
Cel-Sci Corp. (a)(d)	411,094	154,366
Cell Therapeutics, Inc. (a)(d)	497,008	636,170
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)	87,079	$ 330,029
Celsion Corp. (a)(d)	80,797	166,442
Cepheid, Inc. (a)(d)	132,997	5,371,749
Chelsea Therapeutics International Ltd. (a)(d)	111,861	412,767
Cleveland Biolabs, Inc. (a)(d)	63,757	233,988
Clovis Oncology, Inc. (d)	17,699	442,298
Codexis, Inc. (a)	55,475	218,572
Coronado Biosciences, Inc. (a)(d)	28,292	215,585
Cubist Pharmaceuticals, Inc. (a)(d)	126,754	5,432,676
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	148,476	669,627
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	51,149
Cytokinetics, Inc. (a)	96,287	99,176
Cytori Therapeutics, Inc. (a)(d)	122,840	399,230
CytRx Corp. (a)(d)	376,603	129,551
DARA BioSciences, Inc. (a)(d)	10,188	17,014
Dendreon Corp. (a)(d)	334,116	3,762,146
Discovery Laboratories, Inc. (a)(d)	33,604	119,966
DUSA Pharmaceuticals, Inc. (a)	49,844	240,248
Dyax Corp. (a)(d)	226,428	337,378
Dynavax Technologies Corp. (a)(d)	237,000	995,400
Emergent BioSolutions, Inc. (a)	46,647	712,300
EntreMed, Inc. (a)	37,512	77,650
Enzon Pharmaceuticals, Inc. (a)(d)	134,828	953,234
Exact Sciences Corp. (a)(d)	98,158	921,704
Exelixis, Inc. (a)(d)	297,938	1,692,288
Forticell Bioscience, Inc. (a)	2	0
Galena Biopharma, Inc. (a)(d)	62,801	67,197
Genomic Health, Inc. (a)(d)	36,434	1,063,144
GenVec, Inc. (a)	22,127	59,743
Geron Corp. (a)	244,282	488,564
GTx, Inc. (a)	46,584	161,181
Halozyme Therapeutics, Inc. (a)(d)	197,396	2,272,028
Hemispherx Biopharma, Inc. (a)(d)	257,396	79,021
Horizon Pharma, Inc. (d)	23,401	80,733
Human Genome Sciences, Inc. (a)(d)	460,000	3,624,800
iBio, Inc. (a)(d)	90,664	73,429
Idenix Pharmaceuticals, Inc. (a)	175,634	2,067,212
Idera Pharmaceuticals, Inc. (a)	48,311	61,838
ImmunoGen, Inc. (a)(d)	217,186	2,990,651
Immunomedics, Inc. (a)(d)	140,629	500,639
Incyte Corp. (a)(d)	234,977	3,985,210
Infinity Pharmaceuticals, Inc. (a)(d)	36,284	295,715
Inovio Pharmaceuticals, Inc. (a)	218,287	126,606
Insmed, Inc. (a)(d)	34,076	145,164
InterMune, Inc. (a)	143,706	1,928,535
Ironwood Pharmaceuticals, Inc. Class A (a)	118,987	1,593,236
Isis Pharmaceuticals, Inc. (a)(d)	211,106	1,923,176
IsoRay, Inc. (a)(d)	53,013	29,687

	Shares	Value
Keryx Biopharmaceuticals, Inc. (a)(d)	141,819	$ 470,839
Lexicon Pharmaceuticals, Inc. (a)(d)	457,138	777,135
Ligand Pharmaceuticals, Inc.:
Class B (a)	39,880	585,438
General CVR	26,087	509
Glucagon CVR (a)	26,087	391
rights (a)	26,087	652
TR Beta CVR (a)	26,087	261
MannKind Corp. (a)(d)	315,890	739,183
Maxygen, Inc. (a)	88,637	486,617
Medgenics, Inc. (a)	12,815	58,436
MediciNova, Inc. (a)(d)	37,660	94,150
Medivation, Inc. (a)(d)	78,000	5,109,780
Metabolix, Inc. (a)(d)	85,270	234,493
Micromet, Inc. (a)	183,229	2,013,687
Momenta Pharmaceuticals, Inc. (a)(d)	94,651	1,387,584
Myrexis, Inc. (a)	78,861	252,355
Myriad Genetics, Inc. (a)	202,137	4,891,715
Nabi Biopharmaceuticals (a)	107,264	200,584
Nanosphere, Inc. (a)	67,194	145,139
Neuralstem, Inc. (a)	84,954	96,848
Neurocrine Biosciences, Inc. (a)	145,022	1,141,323
NeurogesX, Inc. (a)(d)	29,276	16,863
NewLink Genetics Corp.	11,673	98,754
Novavax, Inc. (a)(d)	175,645	223,069
NPS Pharmaceuticals, Inc. (a)(d)	170,911	1,165,613
OncoGenex Pharmaceuticals, Inc. (a)	17,988	287,448
Oncothyreon, Inc. (a)(d)	80,107	656,877
ONYX Pharmaceuticals, Inc. (a)	131,443	5,036,896
Opexa Therapeutics, Inc. (a)	33,277	30,948
Opko Health, Inc. (a)(d)	316,385	1,562,942
OREXIGEN Therapeutics, Inc. (a)	67,497	264,588
Osiris Therapeutics, Inc. (a)(d)	34,104	178,023
OXiGENE, Inc. (a)(d)	2,854	3,282
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	125,349
PDL BioPharma, Inc.	287,952	1,837,134
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	119,106
Pharmacyclics, Inc. (a)(d)	100,855	2,540,537
PharmAthene, Inc. (a)(d)	77,388	113,760
Progenics Pharmaceuticals, Inc. (a)(d)	99,977	974,776
PROLOR Biotech, Inc. (a)(d)	110,536	637,793
Raptor Pharmaceutical Corp. (a)(d)	66,987	467,569
Regeneron Pharmaceuticals, Inc. (a)	165,608	17,354,062
Repligen Corp. (a)	65,974	290,945
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	59,824
Rigel Pharmaceuticals, Inc. (a)(d)	205,189	2,051,890
Sangamo Biosciences, Inc. (a)(d)	106,420	560,833
Savient Pharmaceuticals, Inc. (a)(d)	337,000	677,370
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	513,119
Seattle Genetics, Inc. (a)(d)	219,964	4,060,535
SIGA Technologies, Inc. (a)(d)	109,876	313,147
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,751,188
StemCells, Inc. (a)(d)	72,956	80,252
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	101,609
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	13,673	$ 510,276
Synergy Pharmaceuticals, Inc. (a)	2,100	9,408
Synta Pharmaceuticals Corp. (a)(d)	83,205	397,720
Targacept, Inc. (a)	126,780	864,640
Telik, Inc. (a)(d)	81,953	11,473
Tengion, Inc. (a)	27,587	17,104
Theravance, Inc. (a)(d)	161,982	3,029,063
Threshold Pharmaceuticals, Inc. (a)(d)	45,958	238,522
Tranzyme, Inc.	27,277	137,476
Trius Therapeutics, Inc. (a)	68,002	344,090
United Therapeutics Corp. (a)	128,305	6,123,998
Vanda Pharmaceuticals, Inc. (a)(d)	82,121	381,041
Verastem, Inc.	1,695	19,662
Vertex Pharmaceuticals, Inc. (a)(d)	458,877	17,859,493
Vical, Inc. (a)(d)	181,350	580,320
XOMA Corp. (a)	70,792	106,896
Zalicus, Inc. (a)(d)	139,798	139,798
ZIOPHARM Oncology, Inc. (a)(d)	150,702	739,947
		215,483,356
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,375,463
Abiomed, Inc. (a)(d)	101,392	2,117,065
Accuray, Inc. (a)(d)	136,087	922,670
Alere, Inc. (a)	178,442	4,537,780
Align Technology, Inc. (a)(d)	136,172	3,487,365
Allied Healthcare Products, Inc. (a)	4,954	16,596
Alphatec Holdings, Inc. (a)(d)	200,628	377,181
Analogic Corp.	26,724	1,521,932
Angiodynamics, Inc. (a)(d)	50,411	656,351
Anika Therapeutics, Inc. (a)(d)	35,451	402,723
Antares Pharma, Inc. (a)(d)	291,705	735,097
ArthroCare Corp. (a)	55,655	1,452,596
Atricure, Inc. (a)	20,142	205,448
Atrion Corp.	3,467	714,202
Bacterin International Holdings, Inc. (a)(d)	41,452	122,698
BioLase Technology, Inc. (d)	74,659	203,072
Bovie Medical Corp. (a)(d)	27,980	81,142
BSD Medical Corp. (a)(d)	95,648	209,469
Cantel Medical Corp. (d)	49,563	1,000,677
Cardica, Inc. (a)(d)	38,892	78,562
Cardiovascular Systems, Inc. (a)(d)	30,872	279,392
Cerus Corp. (a)(d)	105,314	395,981
Conceptus, Inc. (a)(d)	54,532	734,546
CONMED Corp. (d)	63,622	1,898,480
Cryolife, Inc. (a)	62,316	339,622
Cutera, Inc. (a)	28,281	264,427
Cyberonics, Inc. (a)(d)	67,789	2,523,784
Cynosure, Inc. Class A (a)	19,062	339,113
Daxor Corp.	5,176	47,774
Delcath Systems, Inc. (a)(d)	94,694	412,866

	Shares	Value
Derma Sciences, Inc. (a)	20,252	$ 177,610
DexCom, Inc. (a)(d)	136,213	1,469,738
Digirad Corp. (a)	23,301	44,971
Dynatronics Corp. (a)	17,122	14,211
DynaVox, Inc. Class A (a)	32,839	104,100
Endologix, Inc. (a)(d)	105,384	1,394,230
EnteroMedics, Inc. (a)	52,210	113,818
Escalon Medical Corp. (a)	3,512	3,582
Exactech, Inc. (a)(d)	17,847	283,589
Fonar Corp. (a)	785	1,570
Gen-Probe, Inc. (a)(d)	101,709	6,944,691
Genmark Diagnostics, Inc. (a)	39,385	163,842
Greatbatch, Inc. (a)(d)	47,755	1,181,936
Haemonetics Corp. (a)(d)	60,279	4,040,501
Hansen Medical, Inc. (a)(d)	150,643	480,551
Hill-Rom Holdings, Inc.	134,674	4,574,876
Hologic, Inc. (a)	617,315	12,796,940
ICU Medical, Inc. (a)(d)	29,363	1,347,174
IDEXX Laboratories, Inc. (a)(d)	127,786	10,957,650
Insulet Corp. (a)(d)	83,545	1,647,507
Integra LifeSciences Holdings Corp. (a)	42,090	1,330,044
Invacare Corp.	67,101	1,107,838
Iridex Corp. (a)	9,439	38,511
IRIS International, Inc. (a)	45,897	512,669
IVAX Diagnostics, Inc. (a)	7,111	3,556
Kensey Nash Corp.	23,000	519,340
Kewaunee Scientific Corp.	5,250	43,418
Kips Bay Medical, Inc.	9,803	13,920
LeMaitre Vascular, Inc.	13,768	77,101
Mako Surgical Corp. (a)(d)	99,656	3,896,550
Masimo Corp. (a)(d)	148,292	3,232,766
Medical Action Industries, Inc. (a)	32,086	173,906
MELA Sciences, Inc. (a)(d)	127,887	590,838
Meridian Bioscience, Inc. (d)	89,034	1,604,393
Merit Medical Systems, Inc. (a)	88,449	1,107,381
Natus Medical, Inc. (a)	56,741	594,078
Navidea Biopharmaceuticals, Inc. (a)(d)	198,413	595,239
Neogen Corp. (a)(d)	52,582	1,824,595
NeuroMetrix, Inc. (a)	4,110	3,206
NuVasive, Inc. (a)(d)	91,681	1,438,475
NxStage Medical, Inc. (a)(d)	102,782	2,055,640
OraSure Technologies, Inc. (a)	93,746	940,272
Orthofix International NV (a)(d)	56,449	2,213,365
Palomar Medical Technologies, Inc. (a)	45,060	497,462
Quidel Corp. (a)(d)	58,570	830,523
ResMed, Inc. (a)(d)	342,538	10,036,363
Retractable Technologies, Inc. (a)	5,601	6,721
Rochester Medical Corp. (a)	22,381	209,934
Rockwell Medical Technologies, Inc. (a)(d)	39,941	379,040
RTI Biologics, Inc. (a)	112,823	417,445
Sirona Dental Systems, Inc. (a)	116,114	5,794,089
Solta Medical, Inc. (a)	115,233	327,262
SonoSite, Inc. (a)	29,726	1,602,826
Staar Surgical Co. (a)(d)	69,588	725,803
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)(d)	116,456	$ 89,089
Steris Corp.	111,492	3,498,619
SurModics, Inc. (a)(d)	30,705	436,011
Symmetry Medical, Inc. (a)(d)	73,616	532,980
Synergetics USA, Inc. (a)	65,159	410,502
Teleflex, Inc.	87,505	5,186,421
The Cooper Companies, Inc.	112,952	8,977,425
The Spectranetics Corp. (a)	69,914	542,533
Theragenics Corp. (a)	80,225	127,558
ThermoGenesis Corp. (a)(d)	36,219	36,581
Thoratec Corp. (a)(d)	124,408	4,292,076
TranS1, Inc. (a)	28,877	84,898
Unilife Corp. (a)(d)	218,690	811,340
Urologix, Inc. (a)(d)	5,053	6,973
Uroplasty, Inc. (a)(d)	38,436	106,083
Utah Medical Products, Inc.	5,647	171,951
Vascular Solutions, Inc. (a)	26,619	279,233
Vermillion, Inc. (a)(d)	26,315	34,736
Vision Sciences, Inc. (a)(d)	22,011	37,639
Volcano Corp. (a)(d)	108,590	3,043,778
West Pharmaceutical Services, Inc. (d)	69,155	2,876,848
Wright Medical Group, Inc. (a)(d)	79,689	1,319,650
Young Innovations, Inc.	13,402	405,411
Zeltiq Aesthetics, Inc. (d)	16,144	178,876
Zoll Medical Corp. (a)	45,467	3,325,911
		156,754,852
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	14,095	197,189
Accretive Health, Inc. (a)(d)	115,243	2,995,166
Adcare Health Systems, Inc.	10,388	46,330
Addus HomeCare Corp. (a)	22,321	80,356
Advocat, Inc.	10,190	61,344
Air Methods Corp. (a)(d)	23,292	2,101,637
Alliance Healthcare Services, Inc. (a)	113,811	154,783
Almost Family, Inc. (a)	17,026	389,555
Amedisys, Inc. (a)	67,342	865,345
American CareSource Holdings, Inc. (a)	6,161	3,142
AMERIGROUP Corp. (a)	103,533	7,032,997
AMN Healthcare Services, Inc. (a)	100,708	537,781
AmSurg Corp. (a)(d)	69,905	1,826,618
Assisted Living Concepts, Inc. Class A	40,594	651,534
Bio-Reference Laboratories, Inc. (a)(d)	47,759	961,866
BioScrip, Inc. (a)(d)	108,642	688,790
Birner Dental Management Services, Inc.	483	8,936
Brookdale Senior Living, Inc. (a)	210,213	3,918,370
Capital Senior Living Corp. (a)	48,537	415,962
CardioNet, Inc. (a)	56,333	179,702
Catalyst Health Solutions, Inc. (a)(d)	107,565	6,671,181
Centene Corp. (a)(d)	105,930	5,169,384
Chemed Corp.	53,951	3,335,251
Chindex International, Inc. (a)(d)	31,354	292,533

	Shares	Value
Community Health Systems, Inc. (a)	233,076	$ 5,882,838
Conmed Healthcare Management, Inc. (a)	2,500	9,200
Corvel Corp. (a)	14,051	637,072
Cross Country Healthcare, Inc. (a)	74,123	419,536
Emeritus Corp. (a)	68,719	1,268,553
ExamWorks Group, Inc. (a)(d)	68,698	708,963
Five Star Quality Care, Inc. (a)	94,878	335,868
Gentiva Health Services, Inc. (a)	70,931	556,808
Hanger Orthopedic Group, Inc. (a)(d)	82,506	1,707,049
HCA Holdings, Inc.	397,398	10,598,605
Health Management Associates, Inc. Class A (a)(d)	525,469	3,877,961
Health Net, Inc. (a)	190,499	7,189,432
HealthSouth Corp. (a)(d)	198,298	4,037,347
Healthways, Inc. (a)	70,398	559,664
Henry Schein, Inc. (a)(d)	206,787	15,306,374
HMS Holdings Corp. (a)(d)	187,803	6,051,013
Hooper Holmes, Inc. (a)	128,551	89,806
InfuSystems Holdings, Inc. (a)	5,400	10,908
Integramed America, Inc. (a)	12,500	137,625
IPC The Hospitalist Co., Inc. (a)	40,062	1,457,055
Kindred Healthcare, Inc. (a)(d)	123,250	1,268,243
Landauer, Inc.	21,955	1,177,666
LCA-Vision, Inc. (a)	46,621	401,873
LHC Group, Inc. (a)	36,807	626,455
LifePoint Hospitals, Inc. (a)(d)	111,238	4,334,945
Lincare Holdings, Inc.	215,805	5,796,522
Magellan Health Services, Inc. (a)	73,679	3,482,070
Medcath Corp. (a)	19,048	147,812
MEDNAX, Inc. (a)(d)	115,837	8,617,114
Metropolitan Health Networks, Inc. (a)(d)	88,677	741,340
MModal, Inc. (a)	74,136	762,859
Molina Healthcare, Inc. (a)(d)	62,000	2,105,520
MWI Veterinary Supply, Inc. (a)(d)	25,757	2,229,783
National Healthcare Corp.	33,268	1,491,072
National Research Corp.	7,576	292,661
NeoStem, Inc. (a)(d)	160,272	91,355
Omnicare, Inc.	244,024	8,584,764
Owens & Minor, Inc.	131,706	3,945,912
PDI, Inc. (a)	17,615	121,896
PharMerica Corp. (a)(d)	64,907	795,760
Providence Service Corp. (a)	27,523	414,221
PSS World Medical, Inc. (a)(d)	126,295	3,060,128
Psychemedics Corp.	15,744	160,274
RadNet, Inc. (a)(d)	74,982	224,196
Select Medical Holdings Corp. (a)(d)	122,570	1,032,039
Sharps Compliance Corp. (a)(d)	29,684	116,064
Skilled Healthcare Group, Inc. (a)(d)	74,963	489,508
SRI/Surgical Express, Inc. (a)	3,720	14,136
Sun Healthcare Group, Inc. (a)	50,315	224,405
SunLink Health Systems, Inc. (a)	19,190	19,382
Sunrise Senior Living, Inc. (a)(d)	117,342	908,227
Team Health Holdings, Inc. (a)	60,895	1,320,813
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc.	35,028	$ 960,117
Triple-S Management Corp. (a)(d)	42,519	1,006,425
U.S. Physical Therapy, Inc.	23,352	443,922
Universal American Spin Corp. (a)	74,395	843,639
Universal Health Services, Inc. Class B	200,734	8,954,744
Vanguard Health Systems, Inc. (a)	84,109	837,726
VCA Antech, Inc. (a)(d)	190,439	4,187,754
Wellcare Health Plans, Inc. (a)(d)	89,421	6,068,109
		177,728,880
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	438,148	8,465,019
Arrhythmia Research Technology, Inc.	9,913	37,769
athenahealth, Inc. (a)(d)	76,541	5,409,152
Authentidate Holding Corp. (a)	66,432	43,181
Computer Programs & Systems, Inc.	28,005	1,703,824
Epocrates, Inc. (a)(d)	34,986	325,370
Greenway Medical Technologies	14,256	210,989
HealthStream, Inc. (a)(d)	60,937	1,244,943
iCAD, Inc. (a)	113,074	57,668
MedAssets, Inc. (a)	127,164	1,815,902
Medidata Solutions, Inc. (a)(d)	84,401	1,682,956
Mediware Information Systems, Inc. (a)	10,347	155,412
Merge Healthcare, Inc. (a)	183,680	1,199,430
Omnicell, Inc. (a)(d)	80,848	1,206,252
Quality Systems, Inc.	75,236	3,225,367
Simulations Plus, Inc.	26,246	105,246
Transcend Services, Inc. (a)(d)	28,848	620,232
		27,508,712
Life Sciences Tools & Services - 1.0%
Acceler8 Technology Corp. (a)(d)	39,227	49,034
Affymetrix, Inc. (a)(d)	138,802	578,804
Albany Molecular Research, Inc. (a)	52,930	145,028
Apricus Biosciences, Inc. (a)(d)	65,877	225,299
BG Medicine, Inc. (d)	19,157	148,275
Bio-Rad Laboratories, Inc. Class A (a)	41,247	4,203,894
Bioanalytical Systems, Inc. (a)(d)	4,772	5,440
BioClinica, Inc. (a)	2,110	11,943
Biodelivery Sciences International, Inc. (a)	50,916	115,070
Bruker BioSciences Corp. (a)	190,665	3,056,360
Cambrex Corp. (a)	55,696	370,935
Charles River Laboratories International, Inc. (a)	115,000	4,039,950
Combimatrix Corp. (a)	2,030	3,126
Complete Genomics, Inc. (a)(d)	29,362	109,227
Covance, Inc. (a)	126,361	6,031,211
Enzo Biochem, Inc. (a)	71,931	185,582
eResearchTechnology, Inc. (a)	116,379	742,498
Fluidigm Corp. (a)	42,977	619,728
Furiex Pharmaceuticals, Inc. (a)	22,412	404,312

	Shares	Value
Harvard Bioscience, Inc. (a)	49,839	$ 206,832
Illumina, Inc. (a)(d)	289,393	14,831,391
Luminex Corp. (a)(d)	105,575	2,372,270
Medtox Scientific, Inc. (a)	20,575	318,913
Mettler-Toledo International, Inc. (a)(d)	69,200	12,475,376
Pacific Biosciences of California, Inc. (a)(d)	86,062	358,879
PAREXEL International Corp. (a)	120,210	2,942,741
pSivida Corp. (a)(d)	55,999	119,838
PURE Bioscience, Inc. (a)	94,087	35,753
Response Genetics, Inc. (a)	4,777	9,793
Sequenom, Inc. (a)(d)	263,655	1,138,990
SeraCare Life Sciences, Inc. (a)	44,252	175,680
Strategic Diagnostics, Inc. (a)	32,256	65,480
Techne Corp.	85,451	6,117,437
Virtualscopics, Inc. (a)	21,674	25,575
		62,240,664
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.	17,972	50,681
Acura Pharmaceuticals, Inc. (a)(d)	28,281	91,630
Akorn, Inc. (a)(d)	152,326	1,908,645
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	63,611
Alimera Sciences, Inc. (a)(d)	16,534	62,168
Ampio Pharmaceuticals, Inc. (a)(d)	58,367	225,297
Auxilium Pharmaceuticals, Inc. (a)(d)	113,519	2,243,135
AVANIR Pharmaceuticals Class A (a)(d)	288,916	797,408
Biodel, Inc. (a)	55,601	35,307
Cadence Pharmaceuticals, Inc. (a)(d)	123,636	463,635
Cempra, Inc.	14,617	109,628
ChemoCentryx, Inc.	8,614	88,207
Columbia Laboratories, Inc. (a)	152,776	100,832
Corcept Therapeutics, Inc. (a)(d)	131,028	514,940
Cornerstone Therapeutics, Inc. (a)	20,195	115,919
Cumberland Pharmaceuticals, Inc. (a)(d)	31,186	247,305
DepoMed, Inc. (a)(d)	110,510	695,108
Durect Corp. (a)	192,572	142,503
Echo Therapeutics, Inc. (a)(d)	90,982	168,317
Endo Pharmaceuticals Holdings, Inc. (a)(d)	269,816	10,002,079
Endocyte, Inc.	66,250	235,188
Heska Corp.	6,758	65,485
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	817,162
Impax Laboratories, Inc. (a)(d)	135,497	3,163,855
Ista Pharmaceuticals, Inc. (a)	101,886	843,616
Jazz Pharmaceuticals PLC (a)	31,973	1,677,623
KV Pharmaceutical Co. Class A (a)(d)	192,403	267,440
Lannett Co., Inc. (a)(d)	38,740	159,996
MAP Pharmaceuticals, Inc. (a)	54,808	879,668
Medicis Pharmaceutical Corp. Class A	156,023	5,451,444
Nektar Therapeutics (a)(d)	230,474	1,652,499
NuPathe, Inc. (a)(d)	4,564	13,738
Obagi Medical Products, Inc. (a)	38,431	436,192
Oculus Innovative Sciences, Inc. (a)(d)	45,130	63,182
Omeros Corp. (a)	37,753	256,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)(d)	83,856	$ 1,072,518
Pacira Pharmaceuticals, Inc. (d)	27,673	296,101
Pain Therapeutics, Inc. (a)	81,649	299,652
Par Pharmaceutical Companies, Inc. (a)	75,620	2,806,258
Pernix Therapeutics Holdings, Inc. (a)	16,867	145,394
Pozen, Inc. (a)(d)	51,346	223,869
Questcor Pharmaceuticals, Inc. (a)(d)	136,199	5,298,141
Repros Therapeutics, Inc. (a)(d)	33,329	139,982
Sagent Pharmaceuticals, Inc. (d)	30,621	664,169
Salix Pharmaceuticals Ltd. (a)	109,684	5,409,615
Santarus, Inc. (a)	112,545	508,703
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	44,224
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	69,715
Synthetic Biologics, Inc. (a)(d)	51,943	114,275
The Medicines Company (a)	111,789	2,395,638
Transcept Pharmaceuticals, Inc. (a)(d)	11,502	96,042
Ventrus Biosciences, Inc. (a)(d)	24,780	264,650
ViroPharma, Inc. (a)(d)	160,618	5,149,413
Vivus, Inc. (a)(d)	200,087	4,501,958
XenoPort, Inc. (a)	68,811	275,244
Zogenix, Inc. (a)(d)	61,812	140,931
		64,026,655
TOTAL HEALTH CARE		703,743,119
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	2,081,101
AeroVironment, Inc. (a)(d)	58,230	1,658,390
Alliant Techsystems, Inc.	84,552	5,073,120
American Science & Engineering, Inc.	18,814	1,367,778
API Technologies Corp. (a)(d)	65,623	248,711
Ascent Solar Technologies, Inc. (a)(d)	173,479	131,844
Astronics Corp. (a)	26,386	882,084
Astrotech Corp. (a)	39,511	29,238
BE Aerospace, Inc. (a)	209,421	9,599,859
Breeze Industrial Products Corp. (a)	10,964	87,383
Ceradyne, Inc.	52,881	1,634,552
CPI Aerostructures, Inc. (a)	10,803	157,184
Cubic Corp.	32,575	1,557,085
Curtiss-Wright Corp. (d)	96,755	3,594,448
DigitalGlobe, Inc. (a)	77,952	1,198,902
Ducommun, Inc.	21,976	335,574
EDAC Technologies Corp. (a)	10,048	104,499
Esterline Technologies Corp. (a)	66,393	4,312,225
Exelis, Inc.	433,264	4,553,605
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	817,722
GeoEye, Inc. (a)(d)	57,169	1,158,816
HEICO Corp. Class A	74,281	2,962,326
Hexcel Corp. (a)(d)	225,862	5,707,533

	Shares	Value
Huntington Ingalls Industries, Inc. (a)	97,507	$ 3,498,551
Innovative Solutions & Support, Inc. (a)	13,417	57,291
KEYW Holding Corp. (a)(d)	46,450	329,795
Kratos Defense & Security Solutions, Inc. (a)	83,336	530,850
LMI Aerospace, Inc. (a)	26,052	530,158
Moog, Inc. Class A (a)(d)	86,742	3,808,841
National Presto Industries, Inc.	11,507	996,391
Orbital Sciences Corp. (a)(d)	153,534	2,157,153
SIFCO Industries, Inc.	1,004	19,468
Sparton Corp. (a)	26,316	247,897
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	268,324	6,429,043
Sypris Solutions, Inc. (a)	13,260	49,990
Taser International, Inc. (a)(d)	148,024	596,537
Teledyne Technologies, Inc. (a)(d)	81,863	4,879,035
TransDigm Group, Inc. (a)	98,367	11,685,016
Triumph Group, Inc.	90,459	5,771,284
		90,841,279
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	135,611	736,368
Atlas Air Worldwide Holdings, Inc. (a)(d)	54,389	2,318,059
Forward Air Corp.	65,552	2,207,136
Hub Group, Inc. Class A (a)(d)	77,568	2,763,748
Pacer International, Inc. (a)(d)	74,956	413,757
Park-Ohio Holdings Corp. (a)	19,844	372,075
Radiant Logistics, Inc. (a)	37,185	85,526
UTI Worldwide, Inc.	211,370	3,411,512
XPO Logistics, Inc. (a)	16,780	281,401
		12,589,582
Airlines - 0.8%
Alaska Air Group, Inc. (a)	81,476	5,586,809
Allegiant Travel Co. (a)(d)	42,309	2,114,604
Delta Air Lines, Inc. (a)	1,875,728	18,400,892
Hawaiian Holdings, Inc. (a)	220,393	1,170,287
JetBlue Airways Corp. (a)(d)	542,876	2,768,668
Pinnacle Airlines Corp. (a)(d)	44,001	51,481
Republic Airways Holdings, Inc. (a)	96,210	510,875
SkyWest, Inc.	108,897	1,243,604
Spirit Airlines, Inc. (a)	37,177	726,067
United Continental Holdings, Inc. (a)(d)	736,568	15,210,129
US Airways Group, Inc. (a)(d)	334,007	2,474,992
		50,258,408
Building Products - 0.6%
A.O. Smith Corp.	84,859	3,832,232
AAON, Inc. (d)	50,188	930,987
Ameresco, Inc. Class A (a)(d)	31,595	445,174
American Woodmark Corp.	19,231	273,273
Apogee Enterprises, Inc.	75,723	1,004,844
Armstrong World Industries, Inc. (a)(d)	43,954	2,251,324
Builders FirstSource, Inc. (a)	104,250	315,878
Fortune Brands Home & Security, Inc. (a)	362,164	7,004,252
Gibraltar Industries, Inc. (a)	71,043	981,814
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Griffon Corp.	111,223	$ 1,188,974
Insteel Industries, Inc.	37,536	471,452
Lennox International, Inc. (d)	121,219	4,743,299
NCI Building Systems, Inc. (a)(d)	41,117	497,516
Nortek, Inc. (a)	7,007	248,398
Owens Corning (a)	275,085	8,706,440
PGT, Inc. (a)	31,737	50,144
Quanex Building Products Corp.	77,730	1,322,187
Simpson Manufacturing Co. Ltd.	86,766	2,587,362
Trex Co., Inc. (a)(d)	30,535	822,308
Universal Forest Products, Inc. (d)	42,334	1,360,615
US Home Systems, Inc.	15,460	217,831
USG Corp. (a)(d)	158,276	2,255,433
		41,511,737
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	14,209	141,380
ABM Industries, Inc. (d)	92,738	2,105,153
ACCO Brands Corp. (a)	130,000	1,534,000
Acorn Energy, Inc.	48,860	403,095
American Reprographics Co. (a)	75,972	401,132
Amrep Corp. (a)	2,187	18,721
Asset Acceptance Capital Corp. (a)	23,778	111,519
Asta Funding, Inc.	25,295	199,325
Casella Waste Systems, Inc. Class A (a)	61,767	404,574
CECO Environmental Corp.	10,861	77,656
Cenveo, Inc. (a)(d)	149,628	583,549
Clean Harbors, Inc. (a)(d)	102,263	6,867,983
Command Security Corp. (a)	4,127	5,984
CompX International, Inc. Class A	600	10,236
Consolidated Graphics, Inc. (a)	26,303	1,228,087
Copart, Inc. (a)	137,519	6,845,696
Corrections Corp. of America (a)	242,790	6,084,317
Courier Corp.	28,388	306,023
Covanta Holding Corp.	255,442	4,171,368
Deluxe Corp.	113,863	2,809,000
Ecology & Environment, Inc. Class A	5,634	94,426
Encore Capital Group, Inc. (a)	46,658	1,039,540
EnergySolutions, Inc. (a)(d)	182,988	770,379
EnerNOC, Inc. (a)	50,641	398,545
Ennis, Inc.	62,398	1,045,790
Food Technology Service, Inc. (a)	11,431	82,189
Fuel Tech, Inc. (a)(d)	64,292	397,967
G&K Services, Inc. Class A	39,177	1,305,769
Healthcare Services Group, Inc.	152,756	2,975,687
Heritage-Crystal Clean, Inc. (a)	10,239	226,384
Herman Miller, Inc.	126,594	2,658,474
HNI Corp.	76,702	1,939,027
Hudson Technologies, Inc. (a)	5,000	15,000
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	69,866
InnerWorkings, Inc. (a)(d)	87,084	992,758

	Shares	Value
Interface, Inc. Class A	115,037	$ 1,409,203
Intersections, Inc.	38,322	447,218
KAR Auction Services, Inc. (a)	62,861	1,010,176
Kimball International, Inc. Class B	57,256	352,697
Knoll, Inc.	97,493	1,503,342
McGrath RentCorp.	56,348	1,789,049
Metalico, Inc. (a)(d)	92,179	462,739
Mine Safety Appliances Co.	77,156	2,843,970
Mobile Mini, Inc. (a)(d)	90,516	1,955,146
Multi-Color Corp.	29,648	648,402
NL Industries, Inc.	15,515	229,622
Perma-Fix Environmental Services, Inc. (a)	115,539	192,950
Portfolio Recovery Associates, Inc. (a)(d)	36,809	2,566,692
Quad/Graphics, Inc.	79,207	1,185,729
Rollins, Inc.	155,505	3,150,531
Schawk, Inc. Class A	27,510	304,536
Standard Parking Corp. (a)	32,024	578,033
Standard Register Co. (d)	38,184	59,949
Steelcase, Inc. Class A (d)	179,677	1,577,564
Swisher Hygiene, Inc. (Canada) (a)(d)	239,774	707,334
Sykes Enterprises, Inc. (a)	87,326	1,203,352
Team, Inc. (a)(d)	39,317	1,203,100
Tetra Tech, Inc. (a)(d)	145,040	3,562,182
The Brink's Co.	97,784	2,469,046
The Geo Group, Inc. (a)(d)	145,491	2,562,097
TMS International Corp.	23,655	281,495
TRC Companies, Inc. (a)(d)	30,285	156,573
Unifirst Corp. Massachusetts	36,491	2,192,379
United Stationers, Inc.	100,653	2,922,963
US Ecology, Inc.	54,784	1,033,774
Versar, Inc. (a)	11,390	31,892
Viad Corp.	42,396	825,026
Virco Manufacturing Co.	4,818	9,877
Waste Connections, Inc.	243,270	7,911,140
WCA Waste Corp. (a)	27,200	176,528
		97,836,905
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	228,371	5,332,463
Aegion Corp. (a)(d)	104,477	1,839,840
Argan, Inc.	15,383	230,591
Comfort Systems USA, Inc.	79,056	904,401
Dycom Industries, Inc. (a)	99,803	2,123,808
EMCOR Group, Inc.	145,482	4,044,400
Furmanite Corp. (a)	78,211	570,940
Granite Construction, Inc.	73,710	2,108,106
Great Lakes Dredge & Dock Corp.	121,423	860,889
Integrated Electrical Services, Inc. (a)(d)	10,323	26,220
KBR, Inc.	322,174	11,701,360
Layne Christensen Co. (a)	40,869	988,621
MasTec, Inc. (a)(d)	177,197	3,116,895
Michael Baker Corp. (a)	16,454	397,035
MYR Group, Inc. (a)	45,089	903,133
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)(d)	22,062	$ 540,078
Orion Marine Group, Inc. (a)	51,220	373,906
Pike Electric Corp. (a)	35,720	318,980
Primoris Services Corp.	86,156	1,325,079
Shaw Group, Inc. (a)	181,929	5,265,025
Sterling Construction Co., Inc. (a)	32,215	334,070
Tutor Perini Corp. (a)	73,728	1,163,428
UniTek Global Services, Inc. (a)	30,823	127,299
URS Corp.	184,683	8,061,413
Willdan Group, Inc. (a)	13,349	50,059
		52,708,039
Electrical Equipment - 1.4%
A123 Systems, Inc. (a)(d)	202,746	364,943
Active Power, Inc. (a)(d)	238,312	166,795
Acuity Brands, Inc. (d)	99,024	6,158,303
Allied Motion Technologies, Inc.	14,531	103,897
Altair Nanotechnologies, Inc. (a)(d)	144,426	99,654
American Superconductor Corp. (a)(d)	110,038	492,970
AMETEK, Inc.	351,877	16,749,345
AZZ, Inc.	25,466	1,278,393
Babcock & Wilcox Co. (a)	281,465	7,244,909
Belden, Inc.	99,003	3,907,648
Brady Corp. Class A	106,372	3,398,585
Broadwind Energy, Inc. (a)(d)	350,833	220,990
Capstone Turbine Corp. (a)(d)	666,220	739,504
Coleman Cable, Inc. (a)(d)	32,333	367,626
Digital Power Corp. (a)	4,959	10,116
Ecotality, Inc. (a)(d)	33,302	36,965
Encore Wire Corp.	42,785	1,246,327
EnerSys (a)(d)	109,128	3,664,518
Espey Manufacturing & Electronics Corp.	2,487	60,782
Franklin Electric Co., Inc.	53,361	2,668,584
FuelCell Energy, Inc. (a)(d)	272,108	405,441
Generac Holdings, Inc. (a)	65,375	1,663,140
General Cable Corp. (a)(d)	121,987	3,777,937
Global Power Equipment Group, Inc. (a)	37,928	919,754
GrafTech International Ltd. (a)(d)	321,667	4,088,388
Hoku Corp. (a)(d)	35,507	27,056
Hubbell, Inc. Class B	120,136	9,036,630
II-VI, Inc. (a)(d)	108,138	2,529,348
Lime Energy Co. (a)	31,271	100,380
LSI Industries, Inc.	44,151	305,083
MagneTek, Inc. (a)	6,645	91,302
Nexxus Lighting, Inc. (a)	32,997	36,627
Ocean Power Technologies, Inc. (a)(d)	24,836	83,201
Orion Energy Systems, Inc. (a)	65,072	156,173
Plug Power, Inc. (a)(d)	31,776	70,543
Polypore International, Inc. (a)(d)	89,089	3,663,340
Powell Industries, Inc. (a)	28,189	924,317
PowerSecure International, Inc. (a)	41,535	248,795
Preformed Line Products Co.	7,217	476,827

	Shares	Value
Regal-Beloit Corp. (d)	80,740	$ 5,449,950
Satcon Technology Corp. (a)(d)	233,919	116,960
SL Industries, Inc. (a)	7,123	122,872
Thermon Group Holdings, Inc.	28,774	579,508
Thomas & Betts Corp. (a)	112,043	8,092,866
Ultralife Corp. (a)	43,594	214,918
Universal Security Instruments, Inc. (a)	4,000	22,400
Valence Technology, Inc. (a)(d)	182,149	169,399
Vicor Corp.	52,357	425,139
Westinghouse Solar, Inc. (a)(d)	8,750	4,813
Zbb Energy Corp. (a)(d)	44,500	30,705
		92,814,666
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	7,254,364
Raven Industries, Inc.	37,521	2,365,699
Seaboard Corp. (a)(d)	785	1,501,799
Standex International Corp.	30,898	1,180,613
		12,302,475
Machinery - 4.0%
Accuride Corp. (a)	109,296	868,903
Actuant Corp. Class A (d)	142,296	4,008,478
Adept Technology, Inc. (a)	1,291	5,229
AGCO Corp. (a)	211,095	10,898,835
Alamo Group, Inc.	22,876	614,678
Albany International Corp. Class A	56,075	1,341,314
Altra Holdings, Inc. (a)(d)	56,063	1,092,668
American Railcar Industries, Inc. (a)(d)	20,486	604,337
Ampco-Pittsburgh Corp.	17,211	365,045
Art's-Way Manufacturing Co., Inc.	9,831	75,994
Astec Industries, Inc. (a)(d)	47,858	1,816,211
Baldwin Technology Co., Inc. Class A (a)	3,555	3,164
Barnes Group, Inc.	99,599	2,758,892
Blount International, Inc. (a)	108,737	1,864,840
Briggs & Stratton Corp. (d)	103,058	1,745,803
Cascade Corp.	20,962	1,116,017
Chart Industries, Inc. (a)(d)	70,003	4,787,505
Chicago Rivet & Machine Co.	772	14,961
CIRCOR International, Inc. (d)	43,123	1,427,803
CLARCOR, Inc. (d)	105,121	5,305,457
Colfax Corp. (a)	97,309	3,310,452
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,047,801
Commercial Vehicle Group, Inc. (a)	53,243	643,708
Crane Co.	105,218	5,110,438
Donaldson Co., Inc.	156,067	11,460,000
Douglas Dynamics, Inc.	51,117	664,521
Dynamic Materials Corp.	26,712	595,945
Eastern Co.	9,447	181,382
Energy Recovery, Inc. (a)(d)	100,626	216,346
EnPro Industries, Inc. (a)(d)	56,814	2,148,137
ESCO Technologies, Inc.	59,391	2,125,604
Federal Signal Corp. (a)(d)	171,898	807,921
Flow International Corp. (a)(d)	102,629	410,516
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
FreightCar America, Inc.	44,428	$ 1,228,434
Gardner Denver, Inc.	120,907	8,303,893
Gorman-Rupp Co.	37,881	1,093,624
Graco, Inc.	127,950	6,548,481
Graham Corp.	20,873	486,967
Greenbrier Companies, Inc. (a)(d)	47,797	1,208,308
Hardinge, Inc.	25,807	253,683
Harsco Corp.	178,657	3,971,545
Hurco Companies, Inc. (a)	13,162	313,650
IDEX Corp.	176,029	7,358,012
ITT Corp.	210,000	5,239,500
John Bean Technologies Corp.	58,324	1,007,255
Kadant, Inc. (a)	25,872	565,044
Kaydon Corp.	86,633	3,259,133
Kennametal, Inc.	183,562	8,456,701
Key Technology, Inc. (a)	12,346	171,362
L.B. Foster Co. Class A	22,446	661,035
Lincoln Electric Holdings, Inc. (d)	187,320	8,652,311
Lindsay Corp.	25,795	1,691,894
Lydall, Inc. (a)	38,154	347,583
Manitex International, Inc. (a)	25,247	166,125
Manitowoc Co., Inc. (d)	333,099	5,242,978
Meritor, Inc. (a)	237,010	1,756,244
Met-Pro Corp.	45,696	405,324
MFRI, Inc. (a)	13,428	109,035
Middleby Corp. (a)(d)	48,323	4,723,090
Miller Industries, Inc.	26,248	415,768
Mueller Industries, Inc.	78,612	3,616,152
Mueller Water Products, Inc. Class A	316,699	940,596
NACCO Industries, Inc. Class A	11,186	1,093,991
Navistar International Corp. (a)	153,098	6,396,434
NN, Inc. (a)(d)	36,484	326,167
Nordson Corp.	131,164	7,210,085
Omega Flex, Inc. (a)(d)	5,411	85,331
Oshkosh Truck Corp. (a)	223,740	5,215,379
Pentair, Inc. (d)	223,579	8,607,792
PMFG, Inc. (a)(d)	42,899	703,973
RBC Bearings, Inc. (a)(d)	48,450	2,204,960
Robbins & Myers, Inc.	94,399	4,607,615
Sauer-Danfoss, Inc. (a)	30,572	1,655,168
SPX Corp.	108,456	7,932,472
Sun Hydraulics Corp.	43,492	1,429,147
Taylor Devices, Inc. (a)	3,820	40,721
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	196,177
Tennant Co.	40,266	1,652,517
Terex Corp. (a)	234,056	5,942,682
The L.S. Starrett Co. Class A	14,574	182,904
Timken Co.	185,798	9,735,815
Titan International, Inc. (d)	84,495	2,081,957
Toro Co.	76,257	5,165,649

	Shares	Value
TriMas Corp. (a)(d)	72,342	$ 1,752,847
Trinity Industries, Inc. (d)	165,896	5,766,545
Twin Disc, Inc. (d)	18,379	587,393
Valmont Industries, Inc.	46,892	5,208,294
Wabash National Corp. (a)(d)	172,087	1,817,239
WABCO Holdings, Inc. (a)	142,010	8,448,175
Wabtec Corp.	105,918	7,915,252
Watts Water Technologies, Inc. Class A	62,379	2,466,466
Woodward, Inc.	131,467	5,754,311
WSI Industries, Inc.	5,668	29,190
		259,845,280
Marine - 0.2%
Alexander & Baldwin, Inc.	93,131	4,322,210
Baltic Trading Ltd.	48,719	223,133
Eagle Bulk Shipping, Inc. (a)(d)	132,519	212,030
Genco Shipping & Trading Ltd. (a)(d)	62,443	427,735
International Shipholding Corp.	21,521	462,702
Kirby Corp. (a)(d)	120,903	8,296,364
Rand Logistics, Inc. (a)	22,234	191,879
		14,136,053
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	89,557	3,537,502
Advisory Board Co. (a)(d)	44,776	3,624,169
Barrett Business Services, Inc.	16,947	288,438
CBIZ, Inc. (a)(d)	95,075	617,988
CDI Corp.	25,347	380,458
Corporate Executive Board Co.	69,514	2,880,660
CoStar Group, Inc. (a)(d)	52,561	3,152,609
CRA International, Inc. (a)	21,805	519,177
CTPartners Executive Search, Inc. (a)	10,063	69,837
Dolan Co. (a)	69,097	620,491
Exponent, Inc. (a)	30,002	1,446,696
Franklin Covey Co. (a)(d)	30,881	271,753
FTI Consulting, Inc. (a)(d)	106,138	4,252,950
GP Strategies Corp. (a)(d)	31,405	491,802
Heidrick & Struggles International, Inc. (d)	35,769	726,826
Hill International, Inc. (a)	55,004	294,821
Hudson Highland Group, Inc. (a)	63,602	284,301
Huron Consulting Group, Inc. (a)	45,521	1,737,992
ICF International, Inc. (a)	38,479	997,760
IHS, Inc. Class A (a)(d)	102,340	9,678,294
Innovaro, Inc. (a)(d)	10,333	7,751
Insperity, Inc.	47,827	1,441,028
Kelly Services, Inc. Class A (non-vtg.)	60,489	907,335
Kforce, Inc. (a)	97,526	1,375,117
Korn/Ferry International (a)	96,434	1,540,051
Lightbridge Corp. (a)(d)	22,248	65,187
Luna Innovations, Inc. (a)	26,569	47,027
Manpower, Inc.	181,308	7,808,936
Mastech Holdings, Inc. (a)	2,512	13,339
MISTRAS Group, Inc. (a)	33,597	752,573
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
National Technical Systems, Inc. (a)	1,200	$ 6,180
Navigant Consulting, Inc. (a)(d)	103,551	1,398,974
Nielsen Holdings B.V. (a)	182,704	5,387,941
Odyssey Marine Exploration, Inc. (a)(d)	151,557	462,249
On Assignment, Inc. (a)(d)	74,694	1,036,753
Pendrell Corp. (a)(d)	385,235	932,269
RCM Technologies, Inc. (a)	22,706	122,839
Resources Connection, Inc.	95,261	1,245,061
RPX Corp.	34,916	588,335
Spherix, Inc. (a)	529	428
TeamStaff, Inc. (a)	2,300	4,692
Towers Watson & Co.	128,114	8,191,609
TrueBlue, Inc. (a)	90,684	1,501,727
Verisk Analytics, Inc. (a)	298,002	12,963,087
VSE Corp.	9,167	223,950
		83,898,962
Road & Rail - 1.3%
AMERCO	13,891	1,446,609
Arkansas Best Corp.	60,483	1,076,597
Avis Budget Group, Inc. (a)	275,343	3,551,925
Celadon Group, Inc.	50,144	740,125
Con-way, Inc.	113,856	3,364,445
Covenant Transport Group, Inc. Class A (a)	20,231	65,751
Dollar Thrifty Automotive Group, Inc. (a)	72,155	5,477,286
Frozen Food Express Industries, Inc. (a)	33,709	40,788
Genesee & Wyoming, Inc. Class A (a)(d)	85,031	5,052,542
Heartland Express, Inc. (d)	161,117	2,331,363
Hertz Global Holdings, Inc. (a)	499,743	7,146,325
J.B. Hunt Transport Services, Inc.	211,248	10,818,010
Kansas City Southern (a)(d)	252,177	17,546,476
Knight Transportation, Inc.	147,277	2,522,855
Landstar System, Inc.	116,498	6,297,882
Marten Transport Ltd.	46,104	962,190
Old Dominion Freight Lines, Inc. (a)(d)	118,951	5,175,558
P.A.M. Transportation Services, Inc. (a)	12,026	138,058
Patriot Transportation Holding, Inc. (a)	15,144	340,740
Quality Distribution, Inc. (a)	39,452	513,271
RailAmerica, Inc. (a)	52,514	1,081,788
Roadrunner Transportation Systems, Inc. (a)	22,643	404,178
Saia, Inc. (a)	33,104	539,926
Swift Transporation Co. (a)	146,022	1,711,378
Universal Truckload Services, Inc.	12,809	199,692
USA Truck, Inc. (a)	17,441	142,667
Werner Enterprises, Inc.	106,019	2,567,780
YRC Worldwide, Inc. (a)(d)	16,089	147,053
Zipcar, Inc. (a)(d)	55,344	720,025
		82,123,283
Trading Companies & Distributors - 0.8%
Aceto Corp.	69,108	572,905

	Shares	Value
Air Lease Corp. Class A (d)	152,688	$ 3,754,598
Aircastle Ltd.	107,319	1,460,612
Applied Industrial Technologies, Inc.	80,244	3,223,401
Beacon Roofing Supply, Inc. (a)	98,166	2,314,754
BlueLinx Corp. (a)	32,060	75,020
CAI International, Inc. (a)(d)	32,496	654,794
DXP Enterprises, Inc. (a)	26,651	986,087
Essex Rental Corp. (a)(d)	20,996	77,895
GATX Corp.	101,809	4,427,673
H&E Equipment Services, Inc. (a)(d)	60,666	1,048,915
Houston Wire & Cable Co.	36,511	518,456
Interline Brands, Inc. (a)	78,135	1,606,456
Kaman Corp.	54,234	1,870,531
Lawson Products, Inc.	23,255	379,289
MSC Industrial Direct Co., Inc. Class A	96,815	7,688,079
RSC Holdings, Inc. (a)	126,965	2,827,511
Rush Enterprises, Inc. Class A (a)(d)	68,991	1,643,366
TAL International Group, Inc.	45,877	1,653,407
Textainer Group Holdings Ltd.	56,095	1,863,476
Titan Machinery, Inc. (a)	34,326	898,998
Transcat, Inc. (a)	2,018	23,611
United Rentals, Inc. (a)(d)	129,966	5,416,983
Watsco, Inc.	54,113	3,863,127
WESCO International, Inc. (a)(d)	90,583	5,696,765
Willis Lease Finance Corp. (a)	16,932	245,006
		54,791,715
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	42,231	621,218
TOTAL INDUSTRIALS		946,279,602
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)(d)	116,600	3,553,968
ADTRAN, Inc. (d)	134,261	4,732,700
Alliance Fiber Optic Products, Inc. (a)(d)	9,905	91,819
Ambient Corp. (a)	4,086	19,613
American Electric Technologies, Inc. (a)	1,200	5,700
Anaren, Inc. (a)	53,781	943,319
Arris Group, Inc. (a)	255,054	2,905,065
Aruba Networks, Inc. (a)(d)	214,522	4,631,530
Aviat Networks, Inc. (a)	125,073	328,942
Aware, Inc. (a)	1,100	4,829
Bel Fuse, Inc. Class B (non-vtg.)	23,302	407,319
Black Box Corp.	44,750	1,204,670
Brocade Communications Systems, Inc. (a)	972,340	5,620,125
CalAmp Corp. (a)	65,195	280,339
Calix Networks, Inc. (a)	75,213	679,926
Ciena Corp. (a)	233,651	3,486,073
ClearOne Communications, Inc. (a)	5,738	26,280
Communications Systems, Inc.	6,410	93,330
Comtech Telecommunications Corp. (d)	71,406	2,304,272
Comverse Technology, Inc. (a)	417,759	2,682,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dialogic, Inc. (a)(d)	41,259	$ 34,233
Digi International, Inc. (a)(d)	59,093	664,205
Ditech Networks, Inc. (a)	31,199	27,770
EchoStar Holding Corp. Class A (a)	111,481	3,341,086
EMCORE Corp. (a)(d)	50,257	218,115
Emulex Corp. (a)	180,262	1,885,541
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,074,945
Finisar Corp. (a)(d)	187,394	3,802,224
Globecomm Systems, Inc. (a)(d)	45,031	652,499
Harmonic, Inc. (a)	282,298	1,662,735
Infinera Corp. (a)(d)	217,526	1,731,507
InterDigital, Inc. (d)	112,611	4,262,326
Ixia (a)(d)	101,044	1,396,428
KVH Industries, Inc. (a)(d)	38,479	351,698
Lantronix, Inc. (a)	2,994	8,832
Loral Space & Communications Ltd. (a)	31,060	2,212,714
Meru Networks, Inc. (a)(d)	34,816	164,332
NETGEAR, Inc. (a)(d)	77,718	2,919,865
Network Engines, Inc. (a)	84,070	119,379
Network Equipment Technologies, Inc. (a)(d)	65,892	47,508
NumereX Corp. Class A (a)(d)	15,136	147,273
Oclaro, Inc. (a)(d)	149,825	647,244
Oplink Communications, Inc. (a)	41,842	686,627
Opnext, Inc. (a)	103,950	104,990
Optical Cable Corp.	11,466	40,131
ORBCOMM, Inc. (a)(d)	76,335	246,562
Parkervision, Inc. (a)(d)	112,100	92,819
PC-Tel, Inc.	41,380	304,143
Performance Technologies, Inc. (a)	4,304	8,651
Plantronics, Inc.	121,706	4,539,634
Polycom, Inc. (a)	422,009	8,714,486
Powerwave Technologies, Inc. (a)(d)	62,771	89,135
Procera Networks, Inc. (a)	62,350	1,213,331
Relm Wireless Corp. (a)	22,872	29,505
Riverbed Technology, Inc. (a)(d)	370,932	10,560,434
ShoreTel, Inc. (a)(d)	46,585	250,161
Sonus Networks, Inc. (a)(d)	434,232	1,267,957
Sycamore Networks, Inc. (a)	42,692	788,521
Symmetricom, Inc. (a)	84,462	495,792
Technical Communications Corp.	2,835	28,889
Tellabs, Inc.	876,094	3,469,332
Telular Corp.	31,267	235,128
Tessco Technologies, Inc.	12,027	220,335
TII Industries, Inc. (a)	52,081	85,413
Ubiquiti Networks, Inc. (d)	18,442	484,656
UTStarcom Holdings Corp. (a)	269,059	376,683
ViaSat, Inc. (a)(d)	94,161	4,343,647
Westell Technologies, Inc. Class A (a)(d)	123,763	283,417

	Shares	Value
Zhone Technologies, Inc. (a)	52,950	$ 63,540
Zoom Technologies, Inc. (a)(d)	16,744	20,930
		100,419,140
Computers & Peripherals - 1.0%
3D Systems Corp. (a)(d)	115,409	2,585,162
Avid Technology, Inc. (a)(d)	59,724	636,061
Concurrent Computer Corp. (a)	10,743	39,964
Cray, Inc. (a)	102,517	817,060
Crossroads Systems, Inc. (a)	4,003	22,017
Datalink Corp. (a)	27,110	230,706
Dataram Corp. (a)	23,649	18,683
Diebold, Inc.	155,786	6,095,906
Dot Hill Systems Corp. (a)(d)	105,073	146,051
Electronics for Imaging, Inc. (a)	98,666	1,574,709
Fusion-io, Inc. (d)	50,214	1,370,842
Hauppauge Digital, Inc. (a)	28,370	36,597
Hutchinson Technology, Inc. (a)(d)	81,684	177,254
iGO, Inc. (a)(d)	68,990	48,293
Imation Corp. (a)	71,887	449,294
Immersion Corp. (a)	59,376	385,350
Intermec, Inc. (a)(d)	127,048	950,319
Interphase Corp. (a)	11,825	58,534
Intevac, Inc. (a)(d)	55,110	435,369
NCR Corp. (a)	377,523	8,199,800
Novatel Wireless, Inc. (a)	94,259	323,308
OCZ Technology Group, Inc. (a)(d)	100,961	867,255
Overland Storage, Inc. (a)	39,227	90,614
Presstek, Inc. (a)	42,003	25,622
QLogic Corp. (a)(d)	218,035	3,748,022
Qualstar Corp. (a)	6,660	12,321
Quantum Corp. (a)	645,337	1,697,236
Rimage Corp.	26,174	286,605
Seagate Technology	930,000	24,421,800
Silicon Graphics International Corp. (a)(d)	63,117	611,604
STEC, Inc. (a)(d)	87,553	848,389
Stratasys, Inc. (a)(d)	42,042	1,548,827
Super Micro Computer, Inc. (a)(d)	56,365	932,277
Synaptics, Inc. (a)	70,726	2,599,181
Transact Technologies, Inc. (a)	18,832	126,928
USA Technologies, Inc. (a)(d)	79,221	80,805
		62,498,765
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	25,884
Advanced Photonix, Inc. Class A (a)	41,087	31,226
Aeroflex Holding Corp. (a)	62,535	686,009
Agilysys, Inc. (a)(d)	40,517	326,162
Anixter International, Inc. (a)(d)	63,144	4,391,034
Arrow Electronics, Inc. (a)	243,188	9,763,998
Avnet, Inc. (a)	337,029	12,045,416
AVX Corp.	143,217	1,896,193
Badger Meter, Inc.	39,471	1,269,782
Benchmark Electronics, Inc. (a)	158,358	2,600,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Brightpoint, Inc. (a)(d)	148,301	$ 1,305,049
Checkpoint Systems, Inc. (a)	81,844	908,468
Clearfield, Inc. (a)	20,779	117,817
Cognex Corp.	78,649	3,353,593
Coherent, Inc. (a)(d)	55,747	3,092,844
Comverge, Inc. (a)(d)	54,584	75,326
CTS Corp.	70,681	703,276
Daktronics, Inc.	76,570	689,130
DDi Corp.	48,439	526,532
Digital Ally, Inc. (a)	38,320	21,459
Document Security Systems, Inc. (a)(d)	33,614	152,271
Dolby Laboratories, Inc. Class A (a)(d)	130,195	4,956,524
DTS, Inc. (a)(d)	34,766	976,229
Dynasil Corp. of America (a)	9,408	20,321
Echelon Corp. (a)(d)	68,729	338,147
Electro Rent Corp.	41,793	754,364
Electro Scientific Industries, Inc.	49,520	685,357
eMagin Corp. (a)	59,153	187,515
Fabrinet (a)	39,355	703,274
FARO Technologies, Inc. (a)(d)	39,078	2,167,266
FEI Co. (a)(d)	81,048	3,608,257
Frequency Electronics, Inc. (a)	12,396	100,284
Giga-Tronics, Inc. (a)	4,585	5,823
GTSI Corp. (a)	18,931	89,354
I. D. Systems Inc. (a)	33,896	208,799
Identive Group, Inc. (a)(d)	104,855	232,778
IEC Electronics Corp. (a)	18,101	86,342
Image Sensing Systems, Inc. (a)	2,863	18,982
Ingram Micro, Inc. Class A (a)	329,601	6,305,267
Insight Enterprises, Inc. (a)	117,199	2,449,459
Intelli-Check, Inc. (a)	25,728	23,155
IPG Photonics Corp. (a)(d)	70,608	3,716,099
Iteris, Inc. (a)	52,448	78,672
Itron, Inc. (a)(d)	84,392	3,748,693
KEMET Corp. (a)	88,236	795,006
KEY Tronic Corp. (a)	21,607	234,220
LeCroy Corp. (a)	33,143	303,590
LGL Group, Inc. (a)	3,009	25,396
LightPath Technologies, Inc. Class A (a)	1,150	2,047
Littelfuse, Inc.	46,783	2,476,224
LoJack Corp. (a)	47,516	174,859
LRAD Corp. (a)(d)	62,271	88,425
Maxwell Technologies, Inc. (a)(d)	78,927	1,435,682
Measurement Specialties, Inc. (a)(d)	28,594	929,877
Mercury Computer Systems, Inc. (a)(d)	59,976	861,855
Mesa Laboratories, Inc.	4,658	249,156
Methode Electronics, Inc. Class A	85,089	778,564
Micronetics, Inc. (a)	3,743	31,404
MicroVision, Inc. (a)(d)	38,531	124,455
MOCON, Inc.	6,908	118,818
MTS Systems Corp.	32,386	1,590,476

	Shares	Value
Multi-Fineline Electronix, Inc. (a)	21,997	$ 579,841
Napco Security Technolgies, Inc. (a)	17,472	47,000
National Instruments Corp.	220,244	5,858,490
NeoPhotonics Corp.	37,763	201,277
NetList, Inc. (a)(d)	52,442	182,498
Newport Corp. (a)	77,293	1,292,339
OSI Systems, Inc. (a)	38,821	2,290,439
Par Technology Corp. (a)	27,309	140,368
Park Electrochemical Corp.	43,720	1,246,020
PC Connection, Inc.	44,665	399,305
PC Mall, Inc. (a)	16,427	99,383
Perceptron, Inc. (a)	25,360	154,950
Planar Systems, Inc. (a)(d)	44,024	90,249
Plexus Corp. (a)	84,283	2,924,620
Power-One, Inc. (a)(d)	142,864	620,030
Pulse Electronics Corp.	91,084	280,539
RadiSys Corp. (a)	64,186	480,753
RealD, Inc. (a)(d)	106,015	1,250,977
Research Frontiers, Inc. (a)(d)	33,274	116,459
RF Industries Ltd.	13,982	49,776
RF Monolithics, Inc. (a)	3,462	3,427
Richardson Electronics Ltd.	33,307	408,344
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,513,053
Rogers Corp. (a)	32,685	1,212,287
Sanmina-SCI Corp. (a)	222,638	2,582,601
ScanSource, Inc. (a)(d)	59,194	2,190,178
Sigmatron International, Inc. (a)	762	2,972
Superconductor Technologies, Inc. (a)(d)	131,677	130,360
SYNNEX Corp. (a)(d)	51,035	2,104,173
Tech Data Corp. (a)(d)	102,257	5,468,704
Trimble Navigation Ltd. (a)(d)	266,343	13,394,389
TTM Technologies, Inc. (a)(d)	113,407	1,327,996
Uni-Pixel Inc. (a)(d)	7,005	37,337
Universal Display Corp. (a)(d)	85,087	3,514,944
Viasystems Group, Inc. (a)(d)	9,833	182,107
Vicon Industries, Inc. (a)	18,575	65,384
Vishay Intertechnology, Inc. (a)	368,581	4,518,803
Vishay Precision Group, Inc. (a)	25,449	373,846
Wireless Ronin Technologies, Inc. (a)	6,055	5,450
Wireless Telecom Group, Inc. (a)	11,376	13,537
X-Rite, Inc. (a)(d)	61,803	279,968
Zygo Corp. (a)	33,130	635,433
		143,933,328
Internet Software & Services - 1.6%
Active Network, Inc.	25,000	400,000
Ancestry.com, Inc. (a)(d)	61,834	1,408,579
Angie's List, Inc. (d)	18,823	301,168
AOL, Inc. (a)(d)	252,527	4,535,385
Autobytel, Inc. (a)	94,879	92,033
Bankrate, Inc. (d)	94,638	2,256,170
Carbonite, Inc. (d)	13,662	132,385
comScore, Inc. (a)(d)	102,141	2,246,081
Constant Contact, Inc. (a)(d)	59,717	1,805,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc.	50,351	$ 1,044,280
Crexendo, Inc.	12,555	51,476
DealerTrack Holdings, Inc. (a)	83,885	2,336,197
Demand Media, Inc. (a)	71,346	489,434
Dice Holdings, Inc. (a)(d)	105,899	940,383
Digital River, Inc. (a)(d)	82,089	1,448,871
EarthLink, Inc.	265,160	1,980,745
EasyLink Services International Corp. (a)	70,918	331,187
EDGAR Online, Inc. (a)	50,000	37,500
eGain Communications Corp. (a)	29,357	152,950
Equinix, Inc. (a)(d)	105,426	14,778,617
FriendFinder Networks, Inc. (a)(d)	48,445	98,828
Globalscape, Inc. (a)	4,000	8,120
GlowPoint, Inc. (a)	49,485	146,476
IAC/InterActiveCorp	162,000	7,387,200
InfoSpace, Inc. (a)	94,187	1,093,511
Internap Network Services Corp. (a)(d)	107,514	804,205
Internet Media Services, Inc. (a)	7,375	664
Internet Patents Corp.	283	2,278
IntraLinks Holdings, Inc. (a)	152,382	896,006
Inuvo, Inc. (a)	12,036	10,832
iPass, Inc. (a)	111,360	240,538
j2 Global, Inc. (d)	116,398	3,441,889
Keynote Systems, Inc.	36,547	726,920
KIT Digital, Inc. (a)(d)	94,296	953,333
Limelight Networks, Inc. (a)(d)	135,298	508,720
LinkedIn Corp. (a)(d)	34,610	3,006,571
Liquidity Services, Inc. (a)(d)	51,451	2,225,256
LivePerson, Inc. (a)(d)	99,584	1,501,727
Local.com Corp. (a)(d)	49,826	118,586
LogMeIn, Inc. (a)(d)	44,733	1,648,858
LookSmart Ltd. (a)	40,635	57,295
LoopNet, Inc. (a)	89,472	1,646,285
Marchex, Inc. Class B	52,192	223,904
Market Leader, Inc. (a)	15,483	51,713
Monster Worldwide, Inc. (a)(d)	256,447	1,779,742
Move, Inc. (a)	78,204	685,067
NIC, Inc.	130,477	1,577,467
Onstream Media Corp. (a)	16,789	10,073
Onvia.com, Inc. (a)(d)	1,133	4,645
OpenTable, Inc. (a)(d)	48,875	2,370,438
Openwave Systems, Inc. (a)(d)	210,780	510,088
Perficient, Inc. (a)	61,052	737,508
quepasa.com, Inc. (a)(d)	52,817	208,099
QuinStreet, Inc. (a)(d)	73,086	763,749
Rackspace Hosting, Inc. (a)(d)	235,000	12,276,400
RealNetworks, Inc.	58,905	597,886
Reis, Inc. (a)	12,850	130,942
Responsys, Inc.	38,640	466,385
Saba Software, Inc. (a)	73,699	863,752
SciQuest, Inc. (a)	44,604	671,290

	Shares	Value
Selectica, Inc. (a)	2,268	$ 10,433
Spark Networks, Inc. (a)	5,759	25,916
SPS Commerce, Inc. (a)	16,555	411,392
Stamps.com, Inc. (a)(d)	24,970	645,475
Support.com, Inc. (a)	144,855	478,022
Synacor, Inc.	14,627	71,380
TechTarget, Inc. (a)	27,794	191,779
TheStreet.com, Inc.	58,323	107,314
Travelzoo, Inc. (a)(d)	13,347	339,014
United Online, Inc.	183,141	926,693
ValueClick, Inc. (a)(d)	173,772	3,614,458
Vertro, Inc.	14,264	19,970
VistaPrint Ltd. (a)(d)	84,760	3,448,037
Vocus, Inc. (a)(d)	40,038	541,714
Web.com, Inc. (a)	54,104	716,337
WebMD Health Corp. (a)(d)	125,513	3,118,998
WebMediaBrands, Inc. (a)	31,939	21,719
World Energy Solutions, Inc. (a)	1,365	6,661
XO Group, Inc. (a)(d)	65,794	594,778
Zillow, Inc. (a)	7,673	244,922
Zix Corp. (a)	168,463	493,597
		103,251,138
IT Services - 2.0%
Acxiom Corp. (a)	165,489	2,323,466
Alliance Data Systems Corp. (a)(d)	119,383	14,488,321
Analysts International Corp. (a)	4,541	25,339
Booz Allen Hamilton Holding Corp. Class A	47,885	881,563
Broadridge Financial Solutions, Inc.	260,289	6,335,434
CACI International, Inc. Class A (a)(d)	62,437	3,692,524
Cardtronics, Inc. (a)	87,852	2,335,985
Cass Information Systems, Inc.	21,038	809,753
Ciber, Inc. (a)	130,559	571,848
Computer Task Group, Inc. (a)(d)	35,213	517,983
Convergys Corp. (a)(d)	249,199	3,209,683
CoreLogic, Inc. (a)	241,426	3,713,132
CSG Systems International, Inc. (a)(d)	78,983	1,264,518
CSP, Inc.	3,555	13,580
DST Systems, Inc.	76,200	4,038,600
Dynamics Research Corp. (a)(d)	21,990	200,549
Echo Global Logistics, Inc. (a)(d)	33,275	618,915
Edgewater Technology, Inc. (a)	11,761	43,986
EPAM Systems, Inc.	16,881	238,191
Euronet Worldwide, Inc. (a)(d)	99,272	1,914,957
ExlService Holdings, Inc. (a)	38,889	1,081,892
FleetCor Technologies, Inc. (a)	64,896	2,403,099
Forrester Research, Inc.	32,652	1,052,374
Gartner, Inc. Class A (a)(d)	204,414	8,229,708
Genpact Ltd. (a)	258,576	4,142,388
Global Cash Access Holdings, Inc. (a)(d)	91,007	505,999
Global Payments, Inc.	171,549	8,855,359
Hackett Group, Inc. (a)	91,055	438,885
Heartland Payment Systems, Inc.	77,033	2,181,575
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Higher One Holdings, Inc. (a)(d)	67,348	$ 990,016
iGate Corp. (a)	60,504	1,054,585
Information Services Group, Inc. (a)(d)	46,725	59,574
Innodata Isogen, Inc. (a)	57,252	328,054
Jack Henry & Associates, Inc.	200,771	6,774,014
Lender Processing Services, Inc.	196,169	4,323,565
Lionbridge Technologies, Inc. (a)	146,424	379,238
ManTech International Corp. Class A	44,878	1,505,208
Mattersight Corp. (a)	7,980	45,805
Maximus, Inc.	87,818	3,662,889
ModusLink Global Solutions, Inc.	97,556	542,411
MoneyGram International, Inc. (a)	27,762	497,495
NCI, Inc. Class A (a)(d)	22,152	159,494
NeuStar, Inc. Class A (a)(d)	155,646	5,455,392
Newtek Business Services, Inc. (a)	5,503	7,154
Official Payments Holdings, Inc. (a)	27,138	137,318
Online Resources Corp. (a)	46,607	139,821
PFSweb, Inc. (a)	57,508	161,022
PRG-Schultz International, Inc. (a)	41,837	233,450
Rainmaker Systems, Inc. (a)	15,480	10,991
Sapient Corp. (d)	223,100	2,786,519
ServiceSource International, Inc.	80,504	1,352,467
StarTek, Inc. (a)	22,269	45,206
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	239,878
Syntel, Inc.	35,000	1,792,000
Teletech Holdings, Inc. (a)	89,822	1,371,582
The Management Network Group, Inc. (a)	2,929	7,323
TNS, Inc. (a)	54,495	998,893
TSR, Inc. (a)	2,039	8,972
Unisys Corp. (a)	78,384	1,464,213
VeriFone Systems, Inc. (a)(d)	237,720	11,384,411
Virtusa Corp. (a)	37,447	585,297
WidePoint Corp. (a)	102,981	81,355
WPCS International, Inc. (a)	38,998	60,057
Wright Express Corp. (a)(d)	79,653	4,928,928
		129,704,203
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,575,513
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)(d)	78,334	940,008
AEHR Test Systems (a)	9,000	7,200
Aetrium, Inc. (a)	6,743	5,732
Amkor Technology, Inc. (a)(d)	216,408	1,382,847
Amtech Systems, Inc. (a)	19,914	174,447
ANADIGICS, Inc. (a)	156,061	401,077
Applied Micro Circuits Corp. (a)(d)	232,408	1,575,726
Atmel Corp. (a)(d)	1,024,641	10,359,121
ATMI, Inc. (a)(d)	76,660	1,688,820
AuthenTec, Inc. (a)	68,075	238,263

	Shares	Value
Axcelis Technologies, Inc. (a)	209,208	$ 347,285
AXT, Inc. (a)	91,754	525,750
Brooks Automation, Inc.	166,153	1,985,528
BTU International, Inc. (a)	13,926	41,082
Cabot Microelectronics Corp.	56,016	2,814,804
Cascade Microtech, Inc. (a)	15,468	59,397
Cavium, Inc. (a)(d)	100,852	3,603,442
Ceva, Inc. (a)(d)	47,618	1,173,784
Cirrus Logic, Inc. (a)(d)	136,722	3,223,905
Cohu, Inc.	53,812	603,771
Cree, Inc. (a)(d)	245,000	7,421,050
CVD Equipment Corp. (a)	8,902	102,462
CyberOptics Corp. (a)	9,297	87,857
Cymer, Inc. (a)(d)	58,494	2,689,554
Cypress Semiconductor Corp.	372,708	6,429,213
DayStar Technologies, Inc. (a)	26,144	6,667
Diodes, Inc. (a)(d)	70,667	1,755,368
DSP Group, Inc. (a)	46,628	297,953
Entegris, Inc. (a)	275,618	2,491,587
Entropic Communications, Inc. (a)(d)	169,805	1,046,848
Exar Corp. (a)(d)	95,781	670,467
Fairchild Semiconductor International, Inc. (a)(d)	263,581	3,845,647
FormFactor, Inc. (a)	110,045	562,330
FSI International, Inc. (a)(d)	90,047	358,387
GSI Technology, Inc. (a)	42,569	195,817
GT Advanced Technologies, Inc. (a)(d)	350,724	3,002,197
Hittite Microwave Corp. (a)(d)	72,727	4,158,530
Ikanos Communications, Inc. (a)	115,443	86,652
Inphi Corp. (a)	37,505	538,572
Integrated Device Technology, Inc. (a)(d)	335,484	2,318,194
Integrated Silicon Solution, Inc. (a)(d)	51,768	547,705
International Rectifier Corp. (a)(d)	157,945	3,545,865
Intersil Corp. Class A	256,774	2,906,682
Intest Corp. (a)	31,319	108,677
IXYS Corp. (a)(d)	59,965	715,382
Kopin Corp. (a)(d)	153,988	554,357
Kulicke & Soffa Industries, Inc. (a)	219,474	2,471,277
Lam Research Corp. (a)(d)	281,564	11,741,219
Lattice Semiconductor Corp. (a)	235,951	1,554,917
LTX-Credence Corp. (a)	104,147	702,992
Marvell Technology Group Ltd. (a)	1,155,333	17,329,995
Mattson Technology, Inc. (a)	118,451	325,740
Maxim Integrated Products, Inc.	673,430	18,781,963
MaxLinear, Inc. Class A (a)	25,661	141,136
MEMC Electronic Materials, Inc. (a)	482,663	1,896,866
MEMSIC, Inc. (a)	8,643	26,361
Micrel, Inc.	96,504	1,029,698
Microsemi Corp. (a)(d)	178,762	3,739,701
Mindspeed Technologies, Inc. (a)	64,454	419,596
MIPS Technologies, Inc. (a)(d)	104,835	603,850
MKS Instruments, Inc.	117,201	3,510,170
Monolithic Power Systems, Inc. (a)	82,168	1,527,503
MoSys, Inc. (a)(d)	60,959	232,863
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nanometrics, Inc. (a)(d)	41,017	$ 719,848
NVE Corp. (a)(d)	11,458	613,003
Omnivision Technologies, Inc. (a)(d)	127,409	2,085,685
ON Semiconductor Corp. (a)	1,034,453	9,382,489
PDF Solutions, Inc. (a)	40,505	325,255
Pericom Semiconductor Corp. (a)	65,839	506,302
Photronics, Inc. (a)(d)	114,532	802,869
Pixelworks, Inc. (a)	35,295	84,002
PLX Technology, Inc. (a)(d)	81,321	285,437
PMC-Sierra, Inc. (a)	478,571	3,287,783
Power Integrations, Inc.	57,924	2,160,565
QuickLogic Corp. (a)(d)	76,504	198,910
Rambus, Inc. (a)(d)	228,253	1,616,031
Ramtron International Corp. (a)	65,988	125,377
RF Micro Devices, Inc. (a)(d)	573,446	2,735,337
Rubicon Technology, Inc. (a)(d)	35,909	322,104
Rudolph Technologies, Inc. (a)(d)	62,052	612,453
Semtech Corp. (a)(d)	136,520	3,919,489
Sigma Designs, Inc. (a)	62,892	361,629
Silicon Image, Inc. (a)	164,044	848,107
Silicon Laboratories, Inc. (a)(d)	91,886	4,116,493
Skyworks Solutions, Inc. (a)(d)	399,723	10,780,529
Spansion, Inc. Class A (a)	142,425	1,823,040
Spire Corp. (a)	200	240
Standard Microsystems Corp. (a)(d)	75,204	1,924,470
STR Holdings, Inc. (a)(d)	98,143	696,815
SunPower Corp. (a)(d)	91,055	685,644
Supertex, Inc. (a)(d)	23,977	442,615
Tessera Technologies, Inc. (a)	103,521	1,739,153
TranSwitch Corp. (a)(d)	48,274	136,615
TriQuint Semiconductor, Inc. (a)(d)	346,255	2,229,882
Ultra Clean Holdings, Inc. (a)	44,575	364,178
Ultratech, Inc. (a)	52,421	1,426,375
Veeco Instruments, Inc. (a)(d)	100,655	2,721,711
Vitesse Semiconductor Corp. (a)(d)	71,167	283,245
Volterra Semiconductor Corp. (a)(d)	52,784	1,622,052
		205,617,588
Software - 4.1%
Accelrys, Inc. (a)	120,176	954,197
ACI Worldwide, Inc. (a)(d)	94,719	3,578,484
Activision Blizzard, Inc. (d)	967,698	11,563,991
Actuate Corp. (a)	89,294	539,336
Advent Software, Inc. (a)(d)	65,312	1,680,478
American Software, Inc. Class A	48,522	403,218
ANSYS, Inc. (a)(d)	200,185	12,647,688
Ariba, Inc. (a)(d)	204,862	6,447,007
Aspen Technology, Inc. (a)(d)	198,217	4,075,342
Astea International, Inc. (a)	13,242	60,119
Bitstream, Inc. Class A (a)	3,682	19,846
Blackbaud, Inc.	88,516	2,792,680
Bottomline Technologies, Inc. (a)(d)	68,740	1,931,594

	Shares	Value
BroadSoft, Inc. (a)(d)	69,557	$ 2,529,788
BSQUARE Corp. (a)	30,361	101,406
Cadence Design Systems, Inc. (a)(d)	569,040	6,697,601
Callidus Software, Inc. (a)(d)	65,801	487,585
Cinedigm Digital Cinema Corp. (a)	46,130	80,266
CommVault Systems, Inc. (a)(d)	97,486	5,027,353
Compuware Corp. (a)	458,000	4,126,580
Concur Technologies, Inc. (a)(d)	113,580	6,695,541
Convio, Inc. (a)(d)	21,892	342,829
Datawatch Corp. (a)	3,120	43,555
Deltek, Inc. (a)	63,814	703,868
Digimarc Corp. (a)	13,264	369,933
Ebix, Inc. (d)	70,033	1,631,769
Ellie Mae, Inc.	31,084	259,551
EPIQ Systems, Inc.	93,222	1,071,121
ePlus, Inc. (a)	9,557	306,015
Evolving Systems, Inc.	12,044	64,917
FactSet Research Systems, Inc.	89,399	7,813,473
Fair Isaac Corp.	100,578	4,071,397
FalconStor Software, Inc. (a)	86,450	246,383
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	290,793	7,865,951
Glu Mobile, Inc. (a)(d)	63,707	240,812
GSE Systems, Inc. (a)	33,148	62,318
Guidance Software, Inc. (a)	20,946	238,994
Guidewire Software, Inc.	16,113	364,476
Imperva, Inc.	9,739	360,830
Informatica Corp. (a)	228,562	11,236,108
Interactive Intelligence Group, Inc. (a)	39,218	1,098,104
JDA Software Group, Inc. (a)(d)	90,081	2,257,430
Jive Software, Inc. (d)	25,949	565,948
Kenexa Corp. (a)(d)	48,352	1,343,702
Majesco Entertainment Co. (a)(d)	152,851	380,599
Manhattan Associates, Inc. (a)(d)	59,488	2,757,864
Mentor Graphics Corp. (a)(d)	226,012	3,426,342
MICROS Systems, Inc. (a)(d)	184,532	9,582,747
MicroStrategy, Inc. Class A (a)(d)	21,893	2,968,472
Mitek Systems, Inc. (a)(d)	45,229	470,382
Monotype Imaging Holdings, Inc. (a)	66,621	934,693
Motricity, Inc. (a)(d)	112,960	150,237
NetScout Systems, Inc. (a)(d)	69,317	1,471,600
NetSol Technologies, Inc. (a)(d)	160,969	86,923
NetSuite, Inc. (a)	59,651	2,845,353
Nuance Communications, Inc. (a)(d)	499,415	12,944,837
Opnet Technologies, Inc.	42,621	1,216,830
Parametric Technology Corp. (a)	259,389	6,925,686
Peerless Systems Corp. (a)	15,698	61,065
Pegasystems, Inc.	31,869	894,882
Pervasive Software, Inc. (a)	25,547	153,537
Progress Software Corp. (a)(d)	170,826	3,961,455
PROS Holdings, Inc. (a)	42,032	736,821
QAD, Inc. Class B	24,367	335,046
QLIK Technologies, Inc. (a)	164,916	4,992,007
Quest Software, Inc. (a)	127,647	2,555,493
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	63,949	$ 1,268,109
Rosetta Stone, Inc. (a)	28,088	253,635
Rovi Corp. (a)	251,044	8,907,041
Scientific Learning Corp. (a)	24,929	51,354
SeaChange International, Inc. (a)	69,895	478,082
Smith Micro Software, Inc. (a)	72,854	185,049
SolarWinds, Inc. (a)	128,753	4,797,337
Solera Holdings, Inc.	169,280	8,125,440
Sonic Foundry, Inc. (a)	1,571	11,578
Sourcefire, Inc. (a)(d)	63,636	2,864,893
SRS Labs, Inc. (a)	23,248	155,529
SS&C Technologies Holdings, Inc. (a)	63,267	1,310,892
Synchronoss Technologies, Inc. (a)(d)	71,953	2,407,547
Synopsys, Inc. (a)	343,996	10,481,558
Take-Two Interactive Software, Inc. (a)(d)	177,765	2,746,469
Taleo Corp. Class A (a)	83,810	3,840,174
Tangoe, Inc. (a)	74,630	1,398,566
TeleCommunication Systems, Inc. Class A (a)	110,511	296,169
TeleNav, Inc. (a)(d)	41,916	281,676
THQ, Inc. (a)(d)	139,201	75,169
TIBCO Software, Inc. (a)(d)	359,016	10,400,694
TiVo, Inc. (a)(d)	322,529	3,628,451
Tyler Technologies, Inc. (a)(d)	75,793	2,862,702
Ultimate Software Group, Inc. (a)(d)	65,694	4,586,755
Vasco Data Security International, Inc. (a)	64,183	580,214
Verint Systems, Inc. (a)	43,778	1,203,457
Versant Corp. (a)	12,238	127,030
VirnetX Holding Corp. (a)(d)	117,196	2,530,262
VMware, Inc. Class A (a)	143,416	14,182,408
Wave Systems Corp. Class A (a)(d)	172,796	347,320
Websense, Inc. (a)(d)	80,067	1,442,007
Zynga, Inc. (d)	216,360	2,849,461
		269,529,483
TOTAL INFORMATION TECHNOLOGY		1,019,529,158
MATERIALS - 6.3%
Chemicals - 3.0%
A. Schulman, Inc.	65,137	1,683,140
ADA-ES, Inc. (a)	29,045	652,641
Albemarle Corp.	203,316	13,524,580
American Pacific Corp. (a)	11,292	87,739
American Vanguard Corp.	65,053	1,074,676
Ampal-American Israel Corp. Class A (a)	23,445	7,034
Arabian American Development Co. (a)	29,678	235,347
Ashland, Inc.	152,375	9,684,955
Balchem Corp. (d)	69,438	1,892,186
Cabot Corp.	124,551	5,045,561

	Shares	Value
Calgon Carbon Corp. (a)(d)	115,042	$ 1,738,285
Celanese Corp. Class A	346,948	16,504,316
Cereplast, Inc. (a)(d)	22,207	21,652
Chase Corp.	11,674	169,273
Chemtura Corp. (a)	220,132	3,416,449
Clean Diesel Technologies, Inc. (a)(d)	33,479	100,772
Core Molding Technologies, Inc. (a)	11,521	110,256
Cytec Industries, Inc.	103,748	6,168,856
Ferro Corp. (a)(d)	176,641	980,358
Flotek Industries, Inc. (a)(d)	116,606	1,304,821
FutureFuel Corp.	32,730	361,667
Georgia Gulf Corp. (a)	69,742	2,249,877
GSE Holding, Inc.	11,418	138,729
H.B. Fuller Co.	112,158	3,379,321
Hawkins, Inc.	17,707	686,146
Huntsman Corp.	425,747	5,815,704
Innophos Holdings, Inc.	44,680	2,250,978
Intrepid Potash, Inc. (a)(d)	143,302	3,624,108
KMG Chemicals, Inc.	16,501	286,292
Koppers Holdings, Inc.	42,068	1,583,019
Kraton Performance Polymers, Inc. (a)	66,091	1,836,669
Kronos Worldwide, Inc.	60,714	1,418,886
Landec Corp. (a)	84,086	529,742
LSB Industries, Inc. (a)	37,320	1,501,010
LyondellBasell Industries NV Class A	752,693	32,501,284
Material Sciences Corp. (a)	21,107	182,787
Minerals Technologies, Inc.	47,574	3,071,853
Nanophase Technologies Corp. (a)(d)	5,146	3,293
NewMarket Corp. (d)	23,199	4,232,194
Olin Corp.	148,501	3,122,976
OM Group, Inc. (a)	75,468	2,073,861
OMNOVA Solutions, Inc. (a)(d)	91,531	466,808
Penford Corp. (a)	27,329	157,415
PolyOne Corp.	192,213	2,581,421
Quaker Chemical Corp.	24,863	1,024,604
Rockwood Holdings, Inc. (a)	152,412	8,115,939
RPM International, Inc.	276,520	6,600,532
Senomyx, Inc. (a)(d)	108,140	370,920
Sensient Technologies Corp.	116,292	4,301,641
Solutia, Inc.	259,606	7,297,525
Spartech Corp. (a)	67,518	391,604
Stepan Co.	16,020	1,400,629
The Scotts Miracle-Gro Co. Class A (d)	91,000	4,262,440
TOR Minerals International, Inc. (a)	3,831	59,112
TPC Group, Inc. (a)	34,509	1,198,843
Tredegar Corp.	48,210	1,120,400
Valhi, Inc.	18,618	1,067,742
Valspar Corp.	207,434	9,614,566
W.R. Grace & Co. (a)	130,414	7,428,381
Westlake Chemical Corp. (d)	46,385	2,793,769
Zep, Inc.	44,069	668,527
Zoltek Companies, Inc. (a)(d)	60,096	726,561
		196,902,672
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Eagle Materials, Inc. (d)	89,764	$ 2,816,794
Headwaters, Inc. (a)	123,195	374,513
Martin Marietta Materials, Inc.	97,493	8,371,724
Texas Industries, Inc. (d)	58,355	1,974,150
U.S. Concrete, Inc. (a)	25,199	105,836
United States Lime & Minerals, Inc. (a)	7,538	459,064
		14,102,081
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	467,526
Aptargroup, Inc.	148,309	7,827,749
Boise, Inc.	247,252	2,034,884
Crown Holdings, Inc. (a)	353,375	13,064,274
Graphic Packaging Holding Co. (a)	260,313	1,374,453
Greif, Inc. Class A	83,496	4,275,830
MOD-PAC Corp. (sub. vtg.) (a)	3,740	23,973
Myers Industries, Inc.	100,702	1,341,351
Northern Technologies International Corp. (a)	1,103	17,008
Packaging Corp. of America	238,810	7,078,328
Rock-Tenn Co. Class A	154,183	10,868,360
Silgan Holdings, Inc.	114,111	4,852,000
Sonoco Products Co.	211,458	6,944,281
UFP Technologies, Inc. (a)	15,846	278,414
		60,448,431
Metals & Mining - 1.7%
A.M. Castle & Co. (a)(d)	38,879	445,165
AK Steel Holding Corp. (d)	229,349	1,816,444
Allied Nevada Gold Corp. (a)(d)	192,193	6,613,361
Amcol International Corp.	58,468	1,714,866
Carpenter Technology Corp.	92,318	4,735,913
Century Aluminum Co. (a)(d)	132,753	1,302,307
Coeur d'Alene Mines Corp. (a)	186,991	5,318,024
Commercial Metals Co.	251,961	3,348,562
Compass Minerals International, Inc.	81,048	5,839,508
Comstock Mining, Inc. (a)(d)	32,178	65,000
Friedman Industries	13,655	142,695
General Moly, Inc. (a)(d)	202,841	732,256
Globe Specialty Metals, Inc.	115,739	1,645,809
Golden Minerals Co. (a)(d)	114,868	957,999
Handy & Harman Ltd. (a)	39,902	484,410
Haynes International, Inc.	25,877	1,637,755
Hecla Mining Co.	642,578	3,264,296
Horsehead Holding Corp. (a)	101,767	1,160,144
Kaiser Aluminum Corp.	34,968	1,690,353
Materion Corp. (a)	41,932	1,230,704
McEwen Mining, Inc. (a)(d)	421,089	2,202,295
Metals USA Holdings Corp. (a)	34,701	453,889
Mines Management, Inc. (a)(d)	69,165	139,022
Molycorp, Inc. (a)(d)	146,892	3,628,232
Noranda Aluminium Holding Corp.	46,669	560,028

	Shares	Value
Olympic Steel, Inc.	20,461	$ 479,606
Reliance Steel & Aluminum Co.	158,433	8,511,021
Royal Gold, Inc.	115,739	8,038,074
RTI International Metals, Inc. (a)(d)	67,771	1,527,558
Schnitzer Steel Inds, Inc. Class A	53,001	2,393,525
Silver Bull Resources, Inc. (a)(d)	148,902	84,874
Solitario Exploration & Royalty Corp. (a)	57,827	81,536
Southern Copper Corp.	399,962	12,862,778
Steel Dynamics, Inc.	531,239	7,867,650
Stillwater Mining Co. (a)(d)	246,287	3,497,275
SunCoke Energy, Inc. (a)	184,578	2,645,003
Synalloy Corp.	9,327	117,987
Timberline Resources Corp. (a)(d)	213,150	120,067
U.S. Silica Holdings, Inc.	26,459	447,686
Universal Stainless & Alloy Products, Inc. (a)(d)	14,191	475,115
US Energy Corp. (a)(d)	91,127	299,808
Vista Gold Corp. (a)(d)	223,243	790,280
Walter Energy, Inc.	142,968	9,268,615
Worthington Industries, Inc.	122,406	2,064,989
		112,702,484
Paper & Forest Products - 0.5%
AbitibiBowater, Inc. (a)(d)	157,587	2,411,081
Buckeye Technologies, Inc.	84,822	2,897,520
Clearwater Paper Corp. (a)	52,530	1,802,304
Deltic Timber Corp.	29,841	1,945,932
Domtar Corp.	83,694	8,023,744
Glatfelter	137,758	2,150,402
Kapstone Paper & Packaging Corp. (a)	85,785	1,724,279
Louisiana-Pacific Corp. (a)(d)	278,523	2,275,533
Neenah Paper, Inc.	32,380	903,078
Schweitzer-Mauduit International, Inc.	43,953	3,078,908
Verso Paper Corp. (a)(d)	31,277	40,660
Wausau-Mosinee Paper Corp.	98,528	920,252
		28,173,693
TOTAL MATERIALS		412,329,361
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	229,564	984,830
AboveNet, Inc. (a)(d)	48,334	3,362,113
Alaska Communication Systems Group, Inc. (d)	97,590	312,288
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc. (d)	19,662	753,448
Boingo Wireless, Inc. (d)	25,257	241,457
Cbeyond, Inc. (a)	66,391	509,883
Cincinnati Bell, Inc. New (a)(d)	414,315	1,553,681
Cogent Communications Group, Inc. (a)	111,748	2,058,398
Consolidated Communications Holdings, Inc.	71,706	1,360,263
Elephant Talk Communication, Inc. (a)(d)	100,000	214,000
FairPoint Communications, Inc. (a)(d)	43,522	163,643
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)(d)	82,347	$ 872,055
Globalstar, Inc. (a)(d)	237,229	202,024
Hawaiian Telcom Holdco, Inc. (a)	18,335	288,226
HickoryTech Corp.	34,243	367,770
IDT Corp. Class B	43,724	395,702
inContact, Inc. (a)	77,826	414,813
Iridium Communications, Inc. (a)(d)	172,155	1,315,264
Level 3 Communications, Inc. (a)	336,410	8,178,127
Lumos Networks Corp.	42,527	544,346
Multiband Corp. (a)	27,198	97,369
Neutral Tandem, Inc. (a)	105,029	1,172,124
Premiere Global Services, Inc. (a)	109,608	948,109
Primus Telecommunications Group, Inc. (a)	23,913	328,804
SureWest Communications	40,598	909,801
Towerstream Corp. (a)(d)	116,654	331,297
tw telecom, inc. (a)(d)	352,793	7,620,329
Vonage Holdings Corp. (a)	287,525	687,185
Warwick Valley Telephone Co.	10,706	156,308
		36,343,657
Wireless Telecommunication Services - 0.9%
Clearwire Corp. Class A (a)(d)	315,081	724,686
Crown Castle International Corp. (a)	538,636	27,906,731
Leap Wireless International, Inc. (a)(d)	129,972	1,356,908
NII Holdings, Inc. (a)(d)	372,601	6,662,106
NTELOS Holdings Corp.	30,862	717,542
SBA Communications Corp. Class A (a)(d)	255,631	11,996,763
Shenandoah Telecommunications Co.	47,154	471,068
Telephone & Data Systems, Inc.	209,062	5,282,997
U.S. Cellular Corp. (a)(d)	29,790	1,285,141
USA Mobility, Inc.	61,882	849,021
		57,252,963
TOTAL TELECOMMUNICATION SERVICES		93,596,620
UTILITIES - 3.6%
Electric Utilities - 1.1%
Allete, Inc.	66,832	2,778,875
Central Vermont Public Service Corp.	32,616	1,149,388
Cleco Corp. (d)	145,147	5,585,257
El Paso Electric Co.	107,795	3,528,130
Empire District Electric Co.	90,830	1,812,059
Great Plains Energy, Inc.	308,667	6,105,433
Hawaiian Electric Industries, Inc.	209,224	5,241,061
IDACORP, Inc.	103,848	4,203,767
ITC Holdings Corp.	113,857	8,593,926
MGE Energy, Inc.	61,308	2,688,969
NV Energy, Inc.	496,651	7,787,488
Otter Tail Corp.	81,314	1,727,109

	Shares	Value
PNM Resources, Inc.	211,467	$ 3,802,177
Portland General Electric Co.	156,986	3,868,135
UIL Holdings Corp.	104,129	3,670,547
Unisource Energy Corp.	82,096	3,020,312
Unitil Corp.	33,222	883,705
Westar Energy, Inc.	267,230	7,354,170
		73,800,508
Gas Utilities - 0.9%
Atmos Energy Corp.	188,141	5,781,573
Chesapeake Utilities Corp. (d)	22,726	933,357
Delta Natural Gas Co., Inc.	4,880	185,830
Gas Natural, Inc.	11,151	124,334
Laclede Group, Inc.	50,946	2,093,371
National Fuel Gas Co.	167,905	8,450,659
New Jersey Resources Corp.	96,780	4,518,658
Northwest Natural Gas Co. (d)	66,043	3,022,788
Piedmont Natural Gas Co., Inc. (d)	169,819	5,502,136
Questar Corp.	405,652	7,796,631
RGC Resources, Inc.	2,242	39,370
South Jersey Industries, Inc.	60,919	3,167,788
Southwest Gas Corp.	94,718	4,039,723
UGI Corp.	236,898	6,692,369
WGL Holdings, Inc. (d)	125,127	5,108,935
		57,457,522
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	7,984
Black Hills Corp.	94,821	3,113,922
Calpine Corp. (a)	836,820	12,811,714
Dynegy, Inc. (a)(d)	316,627	411,615
Genie Energy Ltd. Class B	48,524	465,345
GenOn Energy, Inc. (a)	1,952,788	4,803,858
Ormat Technologies, Inc. (d)	63,303	1,281,253
Synthesis Energy Systems, Inc. (a)	67,279	97,555
Tegal Corp. (a)	177	589
US Geothermal, Inc. (a)(d)	202,952	110,740
		23,104,575
Multi-Utilities - 0.8%
Alliant Energy Corp.	253,692	10,817,427
Avista Corp.	119,397	2,949,106
CH Energy Group, Inc. (d)	33,789	2,252,713
MDU Resources Group, Inc.	379,639	8,238,166
NorthWestern Energy Corp.	73,604	2,556,267
NSTAR	226,885	10,640,907
OGE Energy Corp.	209,761	11,008,257
Vectren Corp.	168,368	4,919,713
		53,382,556
Water Utilities - 0.4%
American States Water Co.	47,115	1,736,659
American Water Works Co., Inc.	394,271	13,515,610
Aqua America, Inc.	290,712	6,456,714
Artesian Resources Corp. Class A	16,662	318,244
Cadiz, Inc. (a)(d)	34,362	364,924
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
California Water Service Group	120,078	$ 2,306,698
Connecticut Water Service, Inc.	19,158	552,134
Middlesex Water Co.	46,243	851,796
Pure Cycle Corp. (a)	46,689	96,179
SJW Corp.	31,800	759,702
York Water Co.	38,385	665,212
		27,623,872
TOTAL UTILITIES		235,369,033
TOTAL COMMON STOCKS (Cost $5,540,902,134)		6,441,889,063
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,343)	$ 37,300	30,072
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 6/28/12 (e) (Cost $10,998,773)	11,000,000	10,998,450
Money Market Funds - 23.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	71,287,081	71,287,081
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,481,913,837	1,481,913,837
TOTAL MONEY MARKET FUNDS (Cost $1,553,200,918)		1,553,200,918
TOTAL INVESTMENT PORTFOLIO - 122.8% (Cost $7,105,139,168)		8,006,118,503
NET OTHER ASSETS (LIABILITIES) - (22.8)%		(1,489,081,331)
NET ASSETS - 100%		$ 6,517,037,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
314 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 30,665,240	$ 2,899,463
563 NYFE Russell 2000 Mini Index Contracts	March 2012	45,603,000	3,680,802
TOTAL EQUITY INDEX CONTRACTS		$ 76,268,240	$ 6,580,265
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,298,945.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 91,374
Fidelity Securities Lending Cash Central Fund	9,399,822
Total	$ 9,491,196
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,031,948,965	$ 1,031,944,365	$ -	$ 4,600
Consumer Staples	236,959,833	236,923,013	36,820	-
Energy	436,899,148	436,899,148	-	-
Financials	1,325,234,224	1,325,231,975	-	2,249
Health Care	703,743,119	703,741,957	-	1,162
Industrials	946,279,602	946,279,602	-	-
Information Technology	1,019,529,158	1,019,529,158	-	-
Materials	412,329,361	412,329,361	-	-
Telecommunication Services	93,596,620	93,596,620	-	-
Utilities	235,369,033	235,369,033	-	-
Corporate Bonds	30,072	-	30,072	-
U.S. Government and Government Agency Obligations	10,998,450	-	10,998,450	-
Money Market Funds	1,553,200,918	1,553,200,918	-	-
Total Investments in Securities:	$ 8,006,118,503	$ 7,995,045,150	$ 11,065,342	$ 8,011
Derivative Instruments:
Assets
Futures Contracts	$ 6,580,265	$ 6,580,265	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 222,249
Total Realized Gain (Loss)	(198,796)
Total Unrealized Gain (Loss)	213,172
Cost of Purchases	3
Proceeds of Sales	(16,090)
Amortization/Accretion	-
Transfers in to Level 3	8,938
Transfers out of Level 3	(221,465)
Ending Balance	$ 8,011
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (1,240)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,580,265	$ -
Total Value of Derivatives	$ 6,580,265	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,422,166,761) - See accompanying schedule: Unaffiliated issuers (cost $5,551,938,250)	$ 6,452,917,585
Fidelity Central Funds (cost $1,553,200,918)	1,553,200,918
Total Investments (cost $7,105,139,168)		$ 8,006,118,503
Cash		76,222
Receivable for investments sold		4,316,551
Receivable for fund shares sold		23,774,895
Dividends receivable		4,636,130
Distributions receivable from Fidelity Central Funds		979,008
Other receivables		2,781
Total assets		8,039,904,090

Liabilities
Payable for investments purchased	$ 19,243,361
Payable for fund shares redeemed	20,290,472
Accrued management fee	323,813
Payable for daily variation margin on futures contracts	953,003
Other affiliated payables	142,432
Collateral on securities loaned, at value	1,481,913,837
Total liabilities		1,522,866,918

Net Assets		$ 6,517,037,172
Net Assets consist of:
Paid in capital		$ 5,558,819,493
Undistributed net investment income		10,311,506
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,345,947
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		907,560,226
Net Assets		$ 6,517,037,172

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($2,606,631,287 ÷ 65,724,115 shares)	$ 39.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,910,288,898 ÷ 98,588,315 shares)	$ 39.66

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($116,987 ÷ 2,950 shares)	$ 39.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 70,673,050
Interest		10,602
Income from Fidelity Central Funds (including $9,399,822 from security lending)		9,491,196
Total income		80,174,848

Expenses
Management fee	$ 3,839,585
Transfer agent fees	1,537,555
Independent trustees' compensation	34,264
Interest	432
Miscellaneous	17,049
Total expenses before reductions	5,428,885
Expense reductions	(597)	5,428,288
Net investment income (loss)		74,746,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,675,656
Foreign currency transactions	(1,815)
Futures contracts	(7,401,865)
Total net realized gain (loss)		132,271,976
Change in net unrealized appreciation (depreciation) on: Investment securities	(114,083,386)
Assets and liabilities in foreign currencies	(130)
Futures contracts	1,985,687
Total change in net unrealized appreciation (depreciation)		(112,097,829)
Net gain (loss)		20,174,147
Net increase (decrease) in net assets resulting from operations		$ 94,920,707

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,746,560	$ 55,477,661
Net realized gain (loss)	132,271,976	92,588,334
Change in net unrealized appreciation (depreciation)	(112,097,829)	1,161,441,520
Net increase (decrease) in net assets resulting from operations	94,920,707	1,309,507,515
Distributions to shareholders from net investment income	(69,414,947)	(48,199,592)
Distributions to shareholders from net realized gain	(127,979,459)	(63,624,500)
Total distributions	(197,394,406)	(111,824,092)
Share transactions - net increase (decrease)	652,403,567	1,175,386,586
Redemption fees	919,879	553,321
Total increase (decrease) in net assets	550,849,747	2,373,623,330

Net Assets
Beginning of period	5,966,187,425	3,592,564,095
End of period (including undistributed net investment income of $10,311,506 and undistributed net investment income of $8,373,367, respectively)	$ 6,517,037,172	$ 5,966,187,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Income from Investment Operations
Net investment income (loss) B	.48	.43	.36	.50	.56
Net realized and unrealized gain (loss)	.10	9.71	12.40	(15.73)	(2.73)
Total from investment operations	.58	10.14	12.76	(15.23)	(2.17)
Distributions from net investment income	(.45)	(.36)	(.35)	(.43)	(.46)
Distributions from net realized gain	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(1.28) I	(.87)	(.41) H	(1.19)	(2.31)
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Total Return A	1.76%	32.95%	68.20%	(44.26)%	(6.02)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.26%	1.24%	1.35%	1.71%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049
Portfolio turnover rate D	11%	8%	26%	16%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share.

I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Income from Investment Operations
Net investment income (loss) B	.48	.44	.37	.52	.57
Net realized and unrealized gain (loss)	.10	9.72	12.39	(15.74)	(2.74)
Total from investment operations	.58	10.16	12.76	(15.22)	(2.17)
Distributions from net investment income	(.46)	(.37)	(.36)	(.44)	(.47)
Distributions from net realized gain	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(1.29) I	(.88)	(.41) H	(1.20)	(2.32)
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Total Return A	1.76%	33.02%	68.25%	(44.25)%	(6.01)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.29%	1.27%	1.38%	1.74%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331
Portfolio turnover rate D	11%	8%	26%	16%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share.

I Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	5.52
Total from investment operations	5.77
Distributions from net investment income	(.40)
Distributions from net realized gain	(.38)
Total distributions	(.78)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.66
Total Return B, C	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rate F	11% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	-7.92%	-2.87%	6.22%
Spartan International Index Fund - Fidelity Advantage Class A	-7.87%	-2.84%	6.24%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia and Far East) Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: International equities experienced turbulent swings during the 12-month period ending February 29, 2012, jostled by a number of headline events. Investors' heightened sensitivity to risk in the face of Europe's sovereign debt crisis and a slow U.S. economic recovery sparked a global sell-off that pushed many overseas markets to their lowest level in more than a year by early fall. In addition, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. Japan faced its own challenges, as the nation continued to struggle to rebound from its devastating earthquake, tsunami and nuclear disaster in March 2011. After several months of declines, the market staged two mini-rallies, as investors' anxiety began to ease in October and then again later in the period amid hope for a resolution to Europe's debt woes. Despite these gains, the MSCI® ACWI® (All Country World Index) ex USA Index fell 5.99% for the year. Within the index, emerging markets posted a nominal increase, held back partly by a stronger U.S. dollar. The U.K. saw a slight loss, faring better than the rest of Europe (-11%), which was the worst-performing index component. Japan and Canada also had double-digit losses, each falling around 10%, while Asia-Pacific ex Japan declined only about 1%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares returned -7.92% and -7.87%, respectively, modestly trailing the -7.35% return of the MSCI® EAFE® (Europe, Australasia, Far East) Index. Of the 10 sectors in the index, eight generated a negative return. Utilities was the worst performer, dropping 20%. Financials, by far the largest sector in the benchmark, also did poorly, declining 15%, led downward by diversified financials and banks. The information technology sector lost 13%, dragged down the most by hardware/equipment and semiconductor-related companies. The materials sector also did relatively poorly. The only sectors to provide a positive return were consumer staples, whose roughly 9% gain was led by the food/beverage/tobacco industry. Health care stocks, with a 7% gain, also were solid performers. On a geographic basis, the three major regions of the index - Europe, Japan and Asia Pacific (excluding Japan) all lost ground. Given Europe's very large allocation in the index, the region's sovereign debt troubles had a disproportionate impact on performance. In part, a weakening euro relative to the dollar reduced returns for U.S. investors. Not surprisingly, the Greek stock market had the biggest decline in the index, dropping 63%. Italy and Spain, much larger economies facing their own debt challenges, lost about 24% and 20%, respectively. The three largest stock markets in the region - the U.K., France and Germany - returned roughly 0%, -15% and -8%, respectively. Meanwhile, Japan's market fell 10%, while the Asia Pacific region enjoyed the best overall performance in U.S. dollar terms, declining by just roughly 1%, with New Zealand, Singapore and Hong Kong returning 18%, 5% and 2%, respectively. Looking at individual stocks, Japanese utility Tokyo Electric Power, whose Fukushima nuclear plant melted down following the tsunami, was the biggest individual detractor and the third-worst-performing stock in the index. Its shares fell about 90% during the 12-month period. Many other detractors were European financials companies, including HSBC Holdings (U.K.), Banco Santander (Spain), BNP Paribas and Societe Generale (France), UniCredit (Italy), and UBS (Switzerland). Other notable underperformers were Spanish telecommunication services company Telefonica, German conglomerate Siemens and Australian mining company BHP Billiton. On the positive side, stocks in defensive industries fared better amid the challenging conditions. For example, U.K. tobacco companies British American Tobacco and Imperial Tobacco Group, Swiss food products giant Nestle, U.K. spirits manufacturer Diageo and Belgian brewer Anheuser Busch InBev all gained ground, as did pharmaceutical manufacturers GlaxoSmithKline and Roche Holdings, based in the U.K. and Switzerland, respectively. U.K. energy giant Royal Dutch Shell also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.3
BHP Billiton Ltd. (Australia, Metals & Mining)	1.2	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.0
	13.0
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	21.4
Industrials	12.6	12.9
Consumer Staples	10.9	10.7
Consumer Discretionary	10.4	9.9
Materials	10.3	10.6
Health Care	8.8	9.1
Energy	8.5	8.0
Telecommunication Services	5.5	5.4
Information Technology	4.6	4.8
Utilities	4.4	4.9
Geographic Diversification (% of fund's net assets)
As of February 29, 2012
United Kingdom	21.8%
Japan	21.4%
France	8.6%
Australia	8.6%
Germany	8.2%
Switzerland	8.1%
Sweden	3.2%
Spain	3.0%
Netherlands	2.6%
Other	14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2011
Japan	21.5%
United Kingdom	21.3%
France	8.9%
Australia	8.9%
Switzerland	8.5%
Germany	8.3%
Spain	3.3%
Sweden	2.9%
Hong Kong	2.6%
Other	13.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 8.4%
AGL Energy Ltd.	386,989	$ 5,788,808
Alumina Ltd.	2,052,568	2,980,633
Amcor Ltd.	985,211	7,500,736
AMP Ltd.	2,312,060	9,941,680
APA Group unit	430,000	2,263,947
Asciano Ltd. unit	795,299	4,221,356
ASX Ltd.	144,087	4,786,549
Australia & New Zealand Banking Group Ltd.	2,144,596	50,477,324
Bendigo & Adelaide Bank Ltd.	305,567	2,532,808
BHP Billiton Ltd.	2,613,123	101,154,070
Boral Ltd.	586,891	2,769,022
Brambles Ltd.	1,193,205	9,263,390
Caltex Australia Ltd.	121,896	1,798,557
Campbell Brothers Ltd.	52,700	3,354,446
CFS Retail Property Trust	1,546,561	2,951,912
Coca-Cola Amatil Ltd.	458,484	5,899,589
Cochlear Ltd.	45,259	2,966,714
Commonwealth Bank of Australia	1,282,899	67,998,508
Computershare Ltd.	375,455	3,116,127
Crown Ltd.	366,535	3,301,498
CSL Ltd.	426,251	14,982,720
DEXUS Property Group unit	3,892,117	3,735,298
Echo Entertainment Group Ltd.	552,223	2,546,240
Fortescue Metals Group Ltd.	1,016,789	6,072,987
Goodman Group unit	5,661,423	4,188,813
Harvey Norman Holdings Ltd. (d)	432,111	959,140
Iluka Resources Ltd.	337,442	6,042,712
Incitec Pivot Ltd.	1,333,966	4,663,142
Insurance Australia Group Ltd.	1,661,116	5,895,821
John Fairfax Holdings Ltd. (d)	1,718,456	1,474,160
Leighton Holdings Ltd.	131,578	3,604,877
Lend Lease Group unit	442,695	3,555,517
Lynas Corp. Ltd. (a)(d)	1,520,309	1,988,877
Macquarie Group Ltd.	285,263	8,188,609
Metcash Ltd.	658,872	2,995,596
Mirvac Group unit	2,840,491	3,655,030
National Australia Bank Ltd.	1,778,647	45,144,446
Newcrest Mining Ltd.	623,849	22,403,245
Orica Ltd.	291,857	8,512,465
Origin Energy Ltd.	856,810	12,504,288
OZ Minerals Ltd.	265,406	3,116,314
Qantas Airways Ltd. (a)	867,378	1,609,055
QBE Insurance Group Ltd.	876,505	10,949,559
QR National Ltd.	1,399,535	5,867,821
Ramsay Health Care Ltd.	107,298	2,111,271
Rio Tinto Ltd.	360,030	26,039,758
Santos Ltd.	757,894	11,718,986
Sims Metal Management Ltd.	145,921	2,394,977
Sonic Healthcare Ltd.	296,784	3,831,627
SP AusNet unit	1,228,372	1,310,597
Stockland Corp. Ltd. unit	1,925,631	6,545,588

	Shares	Value
Suncorp-Metway Ltd.	1,033,217	$ 9,062,774
Sydney Airport unit	350,832	985,637
Tabcorp Holdings Ltd.	594,708	1,740,936
Tattersall's Ltd.	1,122,224	2,863,999
Telstra Corp. Ltd.	3,513,293	12,432,103
The GPT Group unit	1,409,597	4,715,914
Toll Holdings Ltd.	533,557	3,243,995
Transurban Group unit	1,072,984	6,443,140
Wesfarmers Ltd.	820,358	25,598,394
Westfield Group unit	1,783,515	16,810,551
Westfield Retail Trust unit	2,332,217	6,277,099
Westpac Banking Corp.	2,468,258	55,316,303
Woodside Petroleum Ltd.	525,182	20,971,805
Woolworths Ltd.	998,190	27,090,790
WorleyParsons Ltd.	155,118	4,885,201
TOTAL AUSTRALIA		732,115,851
Austria - 0.2%
Erste Bank AG	157,204	3,944,561
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	804,922	2,816,977
OMV AG	133,721	4,975,537
Osterreichische Elektrizitatswirtschafts AG	56,769	1,591,206
Raiffeisen International Bank-Holding AG (d)	36,806	1,332,961
Telekom Austria AG	266,314	3,099,744
Vienna Insurance Group AG Wien	27,914	1,232,378
Voestalpine AG	89,891	3,186,023
TOTAL AUSTRIA		22,179,391
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,185,168	5,071,633
Bailiwick of Jersey - 0.8%
Experian PLC	816,086	12,274,761
Glencore International PLC (d)	1,109,592	7,625,400
Petrofac Ltd.	208,212	5,269,768
Randgold Resources Ltd.	74,284	8,507,192
Shire PLC	453,238	15,806,378
Wolseley PLC	230,059	8,915,221
WPP PLC	1,012,710	12,944,538
TOTAL BAILIWICK OF JERSEY		71,343,258
Belgium - 1.0%
Ageas	1,767,040	3,752,357
Anheuser-Busch InBev SA NV	659,126	44,277,563
Bekaert SA (d)	30,019	1,003,582
Belgacom SA	128,721	4,097,565
Colruyt NV	64,087	2,511,783
Delhaize Group SA	85,226	4,684,013
Groupe Bruxelles Lambert SA	65,629	4,929,357
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	13
KBC Groupe SA	134,595	3,179,121
Common Stocks - continued
	Shares	Value
Belgium - continued
Mobistar SA	25,921	$ 1,241,596
Solvay SA Class A	47,640	5,861,721
UCB SA	83,158	3,357,835
Umicore SA	94,933	4,938,643
TOTAL BELGIUM		83,835,149
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,272,034
First Pacific Co. Ltd.	1,620,000	1,819,239
Kerry Properties Ltd.	563,181	2,672,098
Li & Fung Ltd.	4,663,246	10,702,000
Noble Group Ltd.	3,071,890	3,487,853
NWS Holdings Ltd.	1,012,869	1,679,387
Orient Overseas International Ltd.	202,400	1,392,200
Seadrill Ltd. (d)	266,092	11,028,561
Shangri-La Asia Ltd.	1,103,380	2,759,837
Yue Yuen Industrial (Holdings) Ltd.	579,000	1,993,180
TOTAL BERMUDA		39,806,389
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	2,366,478
Foxconn International Holdings Ltd. (a)	1,765,000	1,240,217
Lifestyle International Holdings Ltd.	462,500	1,267,148
Sands China Ltd.	1,942,000	7,298,681
Wynn Macau Ltd.	1,242,800	3,276,809
TOTAL CAYMAN ISLANDS		15,449,333
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	466	3,583,780
Series B	1,049	8,458,313
Carlsberg A/S Series B	86,507	6,809,390
Coloplast A/S Series B	18,560	3,052,927
Danske Bank A/S (a)	523,206	9,421,814
DSV de Sammensluttede Vognmaend A/S	170,913	3,981,202
Novo Nordisk A/S Series B	344,786	48,327,013
Novozymes A/S Series B	185,268	5,510,668
TDC A/S	395,803	3,136,836
Tryg A/S	21,257	1,138,856
Vestas Wind Systems A/S (a)(d)	170,541	1,754,028
William Demant Holding A/S (a)(d)	19,685	1,827,094
TOTAL DENMARK		97,001,921
Finland - 0.8%
Elisa Corp. (A Shares)	115,880	2,638,275
Fortum Corp.	356,751	8,863,668
Kesko Oyj	53,126	1,785,640
Kone Oyj (B Shares) (d)	123,476	7,334,820
Metso Corp.	102,252	4,856,247
Neste Oil Oyj	95,349	1,174,336
Nokia Corp.	3,066,056	16,112,236

	Shares	Value
Nokian Tyres PLC	89,422	$ 3,968,153
Orion Oyj (B Shares) (d)	76,922	1,657,029
Pohjola Bank PLC (A Shares)	107,193	1,238,812
Sampo OYJ (A Shares)	344,414	9,704,219
Sanoma-WSOY Oyj (d)	63,593	831,513
Stora Enso Oyj (R Shares)	458,791	3,444,120
UPM-Kymmene Corp.	425,003	5,860,056
Wartsila Corp.	134,351	4,624,905
TOTAL FINLAND		74,094,029
France - 8.4%
Accor SA	116,249	4,088,487
Aeroports de Paris	27,142	2,144,203
Air Liquide SA	8,815	1,145,328
Air Liquide SA (a)	72,885	9,469,909
Air Liquide SA	12,827	1,666,605
Alcatel-Lucent SA (a)(d)	1,905,603	4,747,177
Alstom SA	166,083	7,155,412
Arkema SA	45,926	4,208,140
Atos Origin SA	41,626	2,369,002
AXA SA	1,418,525	22,875,533
BIC SA	22,638	2,276,050
BNP Paribas SA	786,437	38,382,173
Bouygues SA	157,964	5,025,299
Bureau Veritas SA	42,688	3,526,444
Cap Gemini SA	122,051	5,377,061
Carrefour SA	468,161	11,737,735
Casino Guichard Perrachon SA	45,506	4,432,761
Christian Dior SA	43,741	6,785,747
CNP Assurances	125,357	1,806,946
Compagnie de St. Gobain	325,112	15,436,190
Compagnie Generale de Geophysique SA (a)	119,410	3,652,566
Credit Agricole SA	814,675	5,217,085
Danone	475,305	32,153,963
Dassault Systemes SA	49,167	4,081,977
Edenred	128,871	3,438,789
EDF SA	6,839	170,511
EDF SA	186,140	4,640,865
Eiffage SA	31,432	1,250,768
Essilor International SA	163,110	12,985,558
Eurazeo SA	26,097	1,235,946
Eutelsat Communications	107,656	4,014,307
Fonciere Des Regions (d)	21,563	1,563,281
France Telecom SA	1,498,025	22,839,340
GDF Suez	1,008,641	26,162,064
Gecina SA	18,921	1,816,889
Groupe Eurotunnel SA	436,310	3,785,114
ICADE	17,488	1,448,872
Iliad SA	16,487	2,186,514
Imerys	27,805	1,680,587
JC Decaux SA (a)	52,245	1,449,784
Klepierre SA	80,441	2,554,778
L'Oreal SA (a)	179,277	20,446,478
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	17,567	$ 2,003,510
Lafarge SA (a)	71,536	3,326,932
Lafarge SA (a)	71,270	3,314,561
Lafarge SA	16,709	777,087
Lafarge SA (Bearer)	5,424	252,255
Lagardere S.C.A. (Reg.)	93,992	2,814,859
Legrand SA	180,374	6,548,018
LVMH Moet Hennessy - Louis Vuitton SA	206,511	34,746,893
Michelin CGDE Series B	147,193	10,149,645
Natixis SA	757,338	2,737,215
Neopost SA	26,794	1,833,294
Pernod Ricard SA	160,355	16,590,112
Peugeot Citroen SA (d)	124,412	2,493,583
PPR SA	61,257	10,412,999
Publicis Groupe SA	115,735	6,331,491
Renault SA	158,268	8,378,966
Safran SA	134,341	4,501,967
Sanofi SA	930,372	68,817,089
Schneider Electric SA	398,365	27,071,102
SCOR SE	139,261	3,685,424
Societe Generale Series A	533,669	17,240,631
Sodexo SA	74,845	5,760,161
Suez Environnement SA	232,149	3,398,865
Technip SA	80,370	8,772,156
Television Francaise 1 SA	94,412	1,128,208
Thales SA	83,415	3,010,944
Total SA	1,727,090	96,607,118
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	74,181	14,329,470
Vallourec SA	91,718	6,457,568
Veolia Environnement	292,440	3,555,245
VINCI SA	370,184	19,275,124
Vivendi	1,009,357	21,676,006
Wendel SA	26,649	2,245,134
TOTAL FRANCE		733,675,874
Germany - 7.7%
adidas AG	170,489	13,395,859
Allianz AG	373,395	45,281,674
Axel Springer Verlag	35,579	1,697,098
BASF AG	747,765	65,647,770
Bayer AG	673,634	49,806,545
Bayerische Motoren Werke AG (BMW)	268,677	24,851,184
Beiersdorf AG	82,406	5,160,818
Brenntag AG	37,743	4,399,607
Celesio AG	70,608	1,307,489
Commerzbank AG (a)(d)	2,867,440	7,204,527
Continental AG	64,837	5,902,062
Daimler AG (Germany)	744,909	45,048,535
Deutsche Bank AG	757,553	35,348,047
Deutsche Boerse AG	157,925	10,470,995
Deutsche Lufthansa AG	178,059	2,471,730

	Shares	Value
Deutsche Post AG	681,678	$ 11,973,713
Deutsche Telekom AG	2,269,214	26,481,891
E.ON AG	1,467,337	33,749,387
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,999,213
Fresenius Medical Care AG & Co. KGaA	168,285	11,804,864
Fresenius SE	92,002	9,511,049
GEA Group AG	142,095	4,800,622
Hannover Rueckversicherungs AG	53,278	2,957,255
HeidelbergCement Finance AG	114,050	6,139,791
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	102,865	5,613,711
Hochtief AG	33,381	2,330,682
Infineon Technologies AG	896,593	9,067,003
K&S AG	139,524	6,965,623
Kabel Deutschland Holding AG (a)	74,560	4,476,750
Lanxess AG	67,950	5,078,340
Linde AG	137,122	22,797,706
MAN SE	50,735	5,846,463
Merck KGaA	52,117	5,388,483
Metro AG	104,409	4,133,864
Munich Re Group	147,838	21,556,154
RWE AG	396,257	18,053,960
Salzgitter AG	31,967	1,956,421
SAP AG	746,961	50,425,849
Siemens AG	667,473	66,519,200
Suedzucker AG (Bearer)	56,884	1,647,855
Thyssenkrupp AG	312,112	8,421,940
United Internet AG	89,235	1,722,555
Volkswagen AG	22,950	3,889,012
Wacker Chemie AG (d)	12,121	1,196,537
TOTAL GERMANY		674,499,833
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	144,036	2,705,575
Greek Organization of Football Prognostics SA	177,408	1,583,498
Hellenic Telecommunications Organization SA	172,803	547,895
National Bank of Greece SA (a)	819,089	2,524,812
TOTAL GREECE		7,361,780
Hong Kong - 2.5%
AIA Group Ltd.	6,816,800	25,839,522
Bank of East Asia Ltd.	1,255,534	5,058,655
BOC Hong Kong (Holdings) Ltd.	3,026,066	8,485,829
Cathay Pacific Airways Ltd.	899,327	1,785,644
Cheung Kong Holdings Ltd.	1,191,449	17,419,878
CLP Holdings Ltd.	1,570,157	13,867,247
Galaxy Entertainment Group Ltd. (a)	1,073,000	2,650,647
Hang Lung Group Ltd.	701,000	4,754,013
Hang Lung Properties Ltd.	1,981,423	7,497,939
Hang Seng Bank Ltd.	631,801	8,846,403
Henderson Land Development Co. Ltd.	855,319	5,370,487
Common Stocks - continued
	Shares	Value
Hong Kong - continued
HKT Trust / HKT Ltd. unit	67,369	$ 48,554
Hong Kong & China Gas Co. Ltd.	3,863,523	9,862,915
Hong Kong Exchanges and Clearing Ltd.	833,598	15,541,093
Hopewell Holdings Ltd.	460,500	1,404,163
Hutchison Whampoa Ltd.	1,723,158	17,129,161
Hysan Development Co. Ltd.	519,044	2,265,267
Link (REIT)	1,844,950	6,922,041
MTR Corp. Ltd.	1,148,451	4,086,751
New World Development Co. Ltd.	3,028,600	4,170,324
PCCW Ltd.	3,399,000	1,257,737
Power Assets Holdings Ltd.	1,136,176	8,510,956
Sino Land Ltd.	2,338,689	4,173,161
SJM Holdings Ltd.	1,369,000	2,866,461
Sun Hung Kai Properties Ltd.	1,170,685	18,021,917
Swire Pacific Ltd. (A Shares)	583,884	6,639,751
Wharf Holdings Ltd.	1,253,585	7,846,927
Wheelock and Co. Ltd.	719,000	2,470,488
Wing Hang Bank Ltd.	147,842	1,403,871
TOTAL HONG KONG		216,197,802
Ireland - 0.3%
CRH PLC	580,352	12,326,321
Elan Corp. PLC (a)	400,037	4,995,479
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,696	2,858,636
Kerry Group PLC Class A	114,196	4,868,221
Ryanair Holdings PLC (a)	262,563	1,431,166
TOTAL IRELAND		26,479,827
Isle of Man - 0.1%
Genting Singapore PLC (a)	4,863,859	6,280,840
Israel - 0.6%
Bank Hapoalim BM (Reg.)	834,048	2,701,075
Bank Leumi le-Israel BM	948,255	2,747,548
Bezeq Israeli Telecommunication Corp. Ltd.	1,399,043	2,311,642
Cellcom Israel Ltd.	4,000	53,400
Cellcom Israel Ltd. (Israel)	40,444	548,292
Delek Group Ltd.	3,490	630,628
Elbit Systems Ltd. (Israel)	19,780	725,291
Israel Chemicals Ltd.	355,747	3,771,336
Israel Corp. Ltd. (Class A)	1,890	1,134,220
Israel Discount Bank Ltd. (Class A) (a)	632,458	794,544
Mizrahi Tefahot Bank Ltd.	97,754	771,416
NICE Systems Ltd. (a)	48,532	1,652,522
Partner Communications Co. Ltd.	65,841	483,618
Teva Pharmaceutical Industries Ltd.	747,031	33,402,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	896,200
TOTAL ISRAEL		52,624,650
Italy - 2.2%
A2A SpA	945,335	951,458

	Shares	Value
Assicurazioni Generali SpA	949,546	$ 15,293,671
Atlantia SpA	252,906	4,235,102
Autogrill SpA	85,034	863,211
Banca Carige SpA (d)	483,085	741,388
Banca Monte dei Paschi di Siena SpA (d)	3,895,538	2,081,044
Banco Popolare Societa Cooperativa (d)	1,376,567	2,530,730
Enel Green Power SpA	1,403,128	2,762,747
Enel SpA	5,373,688	21,562,387
ENI SpA	1,980,868	45,555,270
EXOR SpA	50,843	1,278,123
Fiat Industrial SpA (a)	616,828	6,573,906
Fiat SpA (d)	616,656	3,566,993
Finmeccanica SpA (d)	349,144	1,766,562
Intesa Sanpaolo SpA	8,185,930	15,932,637
Intesa Sanpaolo SpA (Risparmio Shares)	778,148	1,245,015
Luxottica Group SpA	89,919	3,216,317
Mediaset SpA	546,805	1,620,081
Mediobanca SpA	409,666	2,668,752
Pirelli & C SpA	210,206	2,189,885
Prysmian SpA	159,461	2,753,144
Saipem SpA	213,492	10,799,201
Snam Rete Gas SpA	1,301,101	6,298,909
Telecom Italia SpA	7,536,734	8,657,297
Terna SpA	982,545	3,701,701
UniCredit SpA	3,275,150	17,042,483
Unione di Banche Italiane SCPA (d)	636,324	2,948,338
TOTAL ITALY		188,836,352
Japan - 20.9%
ABC-Mart, Inc.	22,100	778,305
Advantest Corp.	117,990	1,663,282
Aeon Co. Ltd.	491,300	6,236,812
Aeon Credit Service Co. Ltd.	69,400	1,002,222
Aeon Mall Co. Ltd.	64,300	1,437,150
Air Water, Inc.	117,000	1,521,238
Aisin Seiki Co. Ltd.	155,000	5,456,793
Ajinomoto Co., Inc.	532,866	6,279,422
Alfresa Holdings Corp.	33,700	1,481,979
All Nippon Airways Ltd.	612,000	1,874,507
Amada Co. Ltd.	303,000	2,128,212
Aozora Bank Ltd.	487,000	1,407,774
Asahi Glass Co. Ltd.	858,677	7,710,612
Asahi Group Holdings	312,603	6,836,929
Asahi Kasei Corp.	1,006,727	6,377,568
Asics Corp.	125,300	1,476,566
Astellas Pharma, Inc.	355,700	14,613,913
Bank of Kyoto Ltd.	262,000	2,307,547
Bank of Yokohama Ltd.	1,008,084	4,860,926
Benesse Holdings, Inc.	54,900	2,518,937
Bridgestone Corp.	528,179	12,708,262
Brother Industries Ltd.	196,000	2,533,932
Canon, Inc.	919,444	41,927,048
Casio Computer Co. Ltd. (d)	198,100	1,362,174
Central Japan Railway Co.	1,205	9,886,648
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	639,674	$ 4,044,436
Chiyoda Corp.	136,000	1,743,182
Chubu Electric Power Co., Inc.	550,564	10,097,681
Chugai Pharmaceutical Co. Ltd.	169,325	2,770,186
Chugoku Electric Power Co., Inc.(THE)	242,000	4,387,822
Citizen Holdings Co. Ltd.	222,566	1,374,354
Coca-Cola West Co. Ltd.	47,600	809,191
Cosmo Oil Co. Ltd.	473,000	1,378,941
Credit Saison Co. Ltd.	119,252	2,379,319
Dai Nippon Printing Co. Ltd.	464,242	4,779,760
Dai-ichi Mutual Life Insurance Co.	7,396	9,716,377
Daicel Chemical Industries Ltd.	240,000	1,564,672
Daido Steel Co. Ltd.	236,000	1,556,012
Daihatsu Motor Co. Ltd.	161,000	3,085,528
Daiichi Sankyo Kabushiki Kaisha	536,970	9,861,569
Daikin Industries Ltd.	189,394	5,614,608
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,470,415
Daito Trust Construction Co. Ltd.	58,863	5,184,318
Daiwa House Industry Co. Ltd.	382,184	4,931,558
Daiwa Securities Group, Inc.	1,331,985	5,521,606
DeNA Co. Ltd.	80,000	2,602,866
Denki Kagaku Kogyo KK	363,358	1,457,097
Denso Corp.	387,938	12,822,307
Dentsu, Inc.	146,200	4,540,931
East Japan Railway Co.	272,300	17,451,049
Eisai Co. Ltd.	201,878	8,169,982
Electric Power Development Co. Ltd.	97,280	2,485,400
FamilyMart Co. Ltd.	54,000	2,105,665
Fanuc Corp.	156,272	28,315,230
Fast Retailing Co. Ltd.	42,800	8,860,619
Fuji Electric Co. Ltd.	487,153	1,264,399
Fuji Heavy Industries Ltd.	487,000	3,678,185
Fujifilm Holdings Corp.	381,605	9,655,717
Fujitsu Ltd.	1,500,075	8,137,439
Fukuoka Financial Group, Inc.	626,300	2,727,231
Furukawa Electric Co. Ltd.	533,790	1,556,163
GREE, Inc. (d)	76,000	2,376,432
GS Yuasa Corp. (d)	301,000	1,621,723
Gunma Bank Ltd.	320,663	1,727,663
Hakuhodo DY Holdings, Inc.	17,940	1,093,458
Hamamatsu Photonics KK	53,700	1,912,974
Hino Motors Ltd.	228,000	1,621,059
Hirose Electric Co. Ltd.	27,198	2,793,570
Hiroshima Bank Ltd.	389,000	1,789,606
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,288,812
Hitachi Chemical Co. Ltd.	87,300	1,611,874
Hitachi Construction Machinery Co. Ltd. (d)	86,800	1,814,050
Hitachi High-Technologies Corp.	57,700	1,320,155
Hitachi Ltd.	3,691,271	21,656,777
Hitachi Metals Ltd.	143,000	1,787,170
Hokkaido Electric Power Co., Inc.	151,000	2,230,777

	Shares	Value
Hokuhoku Financial Group, Inc.	1,002,715	$ 1,936,481
Hokuriku Electric Power Co., Inc.	137,700	2,562,767
Honda Motor Co. Ltd.	1,327,660	50,989,356
Hoya Corp.	350,616	8,159,979
Ibiden Co. Ltd.	100,500	2,419,319
Idemitsu Kosan Co. Ltd.	17,400	1,793,616
INPEX Corp.	1,789	12,697,620
Isetan Mitsukoshi Holdings Ltd.	301,987	3,398,956
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,095,185	2,775,178
Isuzu Motors Ltd.	984,000	5,543,662
Itochu Corp.	1,215,486	13,830,181
ITOCHU Techno-Solutions Corp.	23,600	1,050,889
Iyo Bank Ltd.	194,000	1,758,755
J Front Retailing Co. Ltd.	376,800	1,900,338
Japan Petroleum Exploration Co. Ltd.	28,300	1,373,313
Japan Prime Realty Investment Corp.	519	1,373,871
Japan Real Estate Investment Corp.	426	3,762,446
Japan Retail Fund Investment Corp.	1,497	2,241,035
Japan Steel Works Ltd.	257,000	1,903,118
Japan Tobacco, Inc.	3,679	19,550,133
JFE Holdings, Inc.	380,875	8,203,606
JGC Corp.	165,117	4,779,142
Joyo Bank Ltd.	529,941	2,392,378
JS Group Corp.	211,859	4,430,289
JSR Corp.	141,716	2,975,696
JTEKT Corp.	185,700	2,096,963
Jupiter Telecommunications Co.	1,847	1,799,402
JX Holdings, Inc.	1,824,968	11,448,843
Kajima Corp.	690,317	2,131,368
Kamigumi Co. Ltd.	210,663	1,808,756
Kaneka Corp.	216,559	1,244,026
Kansai Electric Power Co., Inc.	607,136	10,052,341
Kansai Paint Co. Ltd.	167,000	1,577,662
Kao Corp.	422,750	10,811,210
Kawasaki Heavy Industries Ltd.	1,171,945	3,676,069
Kawasaki Kisen Kaisha Ltd. (d)	533,000	1,121,139
KDDI Corp.	2,353	14,935,089
Keihin Electric Express Railway Co. Ltd.	378,061	3,366,950
Keio Corp.	466,410	3,350,556
Keisei Electric Railway Co.	224,000	1,644,972
Keyence Corp.	33,420	8,764,554
Kikkoman Corp.	135,849	1,497,272
Kinden Corp.	102,000	806,766
Kintetsu Corp. (d)	1,317,100	5,022,462
Kirin Holdings Co. Ltd.	654,256	7,693,816
Kobe Steel Ltd.	2,026,000	3,513,943
Koito Manufacturing Co. Ltd.	79,000	1,353,675
Komatsu Ltd.	764,645	22,780,863
Konami Corp.	78,100	2,146,201
Konica Minolta Holdings, Inc.	394,500	3,328,950
Kubota Corp.	1,028,864	10,124,746
Kuraray Co. Ltd.	279,386	4,027,805
Common Stocks - continued
	Shares	Value
Japan - continued
Kurita Water Industries Ltd.	89,300	$ 2,294,701
Kyocera Corp.	123,402	10,914,083
Kyowa Hakko Kirin Co., Ltd.	210,689	2,249,561
Kyushu Electric Power Co., Inc.	328,270	4,825,422
Lawson, Inc.	50,516	2,970,250
Mabuchi Motor Co. Ltd.	20,821	968,121
Makita Corp.	91,700	3,812,609
Marubeni Corp.	1,342,244	9,592,765
Marui Group Co. Ltd.	181,649	1,479,201
Maruichi Steel Tube Ltd.	41,800	931,688
Mazda Motor Corp. (a)(d)	1,363,000	2,246,657
McDonald's Holdings Co. (Japan) Ltd.	48,900	1,274,606
Medipal Holdings Corp.	118,000	1,418,119
Meiji Holdings Co. Ltd.	54,229	2,298,037
Miraca Holdings, Inc.	44,500	1,699,643
Mitsubishi Chemical Holdings Corp.	1,097,275	6,316,806
Mitsubishi Corp.	1,129,702	27,667,591
Mitsubishi Electric Corp.	1,547,106	13,873,428
Mitsubishi Estate Co. Ltd.	1,017,723	18,402,766
Mitsubishi Gas Chemical Co., Inc.	312,867	1,985,846
Mitsubishi Heavy Industries Ltd.	2,441,256	11,441,277
Mitsubishi Logistics Corp.	99,000	1,160,551
Mitsubishi Materials Corp.	936,937	3,019,589
Mitsubishi Motors Corp. of Japan (a)(d)	3,161,000	3,771,659
Mitsubishi Tanabe Pharma Corp.	172,500	2,355,311
Mitsubishi UFJ Financial Group, Inc.	10,363,630	53,557,142
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,720	2,036,883
Mitsui & Co. Ltd.	1,415,423	24,357,917
Mitsui Chemicals, Inc.	650,683	2,225,105
Mitsui Fudosan Co. Ltd.	684,677	12,986,924
Mitsui OSK Lines Ltd. (d)	939,285	4,274,992
Mizuho Financial Group, Inc.	18,453,700	31,016,132
MS&AD Insurance Group Holdings, Inc.	453,484	9,722,894
Murata Manufacturing Co. Ltd.	163,454	9,741,493
Nabtesco Corp.	82,300	1,917,414
Namco Bandai Holdings, Inc.	159,150	2,221,973
NEC Corp. (a)	2,115,951	4,138,461
NGK Insulators Ltd.	209,309	2,875,923
NGK Spark Plug Co. Ltd.	135,000	1,820,038
NHK Spring Co. Ltd.	119,900	1,235,946
Nidec Corp.	89,842	8,487,442
Nikon Corp.	275,638	7,462,689
Nintendo Co. Ltd.	80,096	11,823,015
Nippon Building Fund, Inc.	491	4,704,951
Nippon Electric Glass Co. Ltd.	328,000	3,066,363
Nippon Express Co. Ltd.	687,546	2,697,917
Nippon Meat Packers, Inc.	139,740	1,796,277
Nippon Paper Group, Inc. (d)	76,700	1,644,481
Nippon Sheet Glass Co. Ltd. (d)	700,000	1,171,044
Nippon Steel Corp. (d)	4,089,661	11,771,704
Nippon Telegraph & Telephone Corp.	383,600	18,055,856
Nippon Yusen KK	1,256,578	3,740,598

	Shares	Value
Nishi-Nippon City Bank Ltd.	502,000	$ 1,426,435
Nissan Motor Co. Ltd.	2,045,348	20,932,771
Nisshin Seifun Group, Inc.	152,090	1,818,457
Nisshin Steel Co. Ltd.	565,000	973,000
Nissin Food Holdings Co. Ltd.	45,823	1,719,173
Nitori Holdings Co. Ltd.	29,300	2,476,056
Nitto Denko Corp.	133,194	5,472,267
NKSJ Holdings, Inc.	312,903	7,336,160
NOK Corp.	83,600	1,670,046
Nomura Holdings, Inc.	2,887,547	13,419,371
Nomura Real Estate Holdings, Inc.	73,400	1,271,262
Nomura Real Estate Office Fund, Inc. (a)	213	1,232,751
Nomura Research Institute Ltd.	84,700	2,013,963
NSK Ltd.	357,576	2,823,837
NTN Corp.	398,611	1,735,756
NTT Data Corp.	1,028	3,463,549
NTT DoCoMo, Inc.	12,169	20,755,758
NTT Urban Development Co.	844	676,903
Obayashi Corp.	548,704	2,477,082
Odakyu Electric Railway Co. Ltd.	491,000	4,686,832
Oji Paper Co. Ltd.	700,352	3,480,438
Olympus Corp.	179,929	3,007,854
Omron Corp.	162,960	3,608,193
Ono Pharmaceutical Co. Ltd.	66,500	3,631,958
Oracle Corp. Japan	29,300	1,055,658
Oriental Land Co. Ltd.	39,256	4,065,878
ORIX Corp.	85,388	8,224,221
Osaka Gas Co. Ltd.	1,538,525	5,904,666
Otsuka Corp.	13,500	999,693
Otsuka Holdings Co. Ltd.	201,600	5,661,514
Panasonic Corp.	1,769,873	16,679,206
Rakuten, Inc.	5,876	5,840,222
Resona Holdings, Inc.	1,529,800	7,320,158
Ricoh Co. Ltd.	538,770	4,950,627
Rinnai Corp.	27,200	1,974,045
ROHM Co. Ltd.	76,344	3,840,912
Sankyo Co. Ltd. (Gunma)	43,100	2,072,957
Sanrio Co. Ltd. (d)	36,000	1,472,415
Santen Pharmaceutical Co. Ltd.	58,500	2,313,519
SBI Holdings, Inc. Japan	20,126	1,943,405
Secom Co. Ltd.	172,067	8,159,399
Sega Sammy Holdings, Inc.	176,500	3,345,673
Seiko Epson Corp.	106,600	1,442,401
Sekisui Chemical Co. Ltd.	350,293	3,007,621
Sekisui House Ltd.	464,467	4,399,282
Seven & i Holdings Co., Ltd.	617,800	17,068,440
Seven Bank Ltd.	488,000	1,068,504
Sharp Corp.	800,675	5,633,632
Shikoku Electric Power Co., Inc.	149,300	4,110,135
Shimadzu Corp.	210,000	1,818,562
Shimamura Co. Ltd.	18,300	2,001,193
SHIMANO, Inc.	58,600	3,395,117
SHIMIZU Corp.	472,416	1,911,863
Shin-Etsu Chemical Co., Ltd.	337,962	18,104,737
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd.	1,073,000	$ 1,385,879
Shionogi & Co. Ltd.	235,891	3,264,375
Shiseido Co. Ltd.	290,350	5,039,472
Shizuoka Bank Ltd.	472,274	4,798,553
Showa Denko KK	1,227,336	2,777,906
Showa Shell Sekiyu KK	150,800	1,016,525
SMC Corp.	43,271	7,377,281
SOFTBANK CORP.	716,630	21,341,550
Sojitz Corp.	1,019,700	1,894,024
Sony Corp.	805,585	17,386,545
Sony Financial Holdings, Inc.	132,700	2,427,270
Square Enix Holdings Co. Ltd.	51,100	996,920
Stanley Electric Co. Ltd.	124,225	2,104,162
Sumco Corp. (a)(d)	92,300	992,314
Sumitomo Chemical Co. Ltd.	1,269,334	5,496,102
Sumitomo Corp.	907,842	13,456,543
Sumitomo Electric Industries Ltd.	620,606	8,069,138
Sumitomo Heavy Industries Ltd.	461,822	2,539,325
Sumitomo Metal Industries Ltd.	2,799,966	5,820,706
Sumitomo Metal Mining Co. Ltd.	422,065	6,256,084
Sumitomo Mitsui Financial Group, Inc.	1,097,200	37,237,408
Sumitomo Mitsui Trust Holdings, Inc.	2,517,722	8,733,595
Sumitomo Realty & Development Co. Ltd.	294,000	6,856,806
Sumitomo Rubber Industries Ltd.	136,500	1,717,689
Suzuken Co. Ltd.	59,860	1,763,512
Suzuki Motor Corp.	271,900	6,445,062
Sysmex Corp.	58,400	2,100,518
T&D Holdings, Inc.	463,500	5,410,684
Taisei Corp.	862,594	2,281,293
Taisho Pharmaceutical Holdings Co. Ltd. (a)	31,557	2,527,044
Taiyo Nippon Sanso Corp.	203,000	1,340,931
Takashimaya Co. Ltd.	239,000	1,831,564
Takeda Pharmaceutical Co. Ltd.	643,042	29,029,636
TDK Corp.	101,025	5,269,033
Teijin Ltd.	774,341	2,590,821
Terumo Corp.	135,712	6,535,611
The Chugoku Bank Ltd.	143,000	1,903,266
The Hachijuni Bank Ltd.	362,000	2,124,042
The Suruga Bank Ltd.	176,000	1,630,211
THK Co. Ltd.	100,900	2,136,034
Tobu Railway Co. Ltd.	829,297	4,315,058
Toho Co. Ltd.	87,654	1,549,404
Toho Gas Co. Ltd.	344,000	2,005,732
Tohoku Electric Power Co., Inc.	359,590	4,228,649
Tokio Marine Holdings, Inc.	590,800	16,315,223
Tokyo Electric Power Co. (a)	1,168,418	3,233,828
Tokyo Electron Ltd.	138,718	7,695,654
Tokyo Gas Co. Ltd.	2,013,395	9,188,383
Tokyu Corp.	922,954	4,439,080
Tokyu Land Corp.	342,000	1,644,898
TonenGeneral Sekiyu KK	234,856	2,172,480

	Shares	Value
Toppan Printing Co. Ltd.	440,013	$ 3,458,618
Toray Industries, Inc.	1,180,883	8,395,970
Toshiba Corp.	3,242,880	14,200,939
Tosoh Corp.	421,816	1,240,101
Toto Ltd.	243,185	1,839,705
Toyo Seikan Kaisha Ltd.	124,100	1,818,108
Toyo Suisan Kaisha Ltd.	71,000	1,822,708
Toyoda Gosei Co. Ltd.	56,800	1,064,105
Toyota Boshoku Corp.	55,500	695,670
Toyota Industries Corp.	147,886	4,609,670
Toyota Motor Corp.	2,245,351	93,332,507
Toyota Tsusho Corp.	174,800	3,506,966
Trend Micro, Inc.	85,800	2,505,556
Tsumura & Co.	52,800	1,521,747
Ube Industries Ltd.	844,605	2,441,505
Unicharm Corp.	94,380	4,881,824
Ushio, Inc.	80,600	1,194,698
USS Co. Ltd.	17,940	1,756,595
West Japan Railway Co.	136,100	5,549,806
Yahoo! Japan Corp.	11,652	3,683,577
Yakult Honsha Co. Ltd.	78,166	2,415,315
Yamada Denki Co. Ltd.	67,285	4,361,793
Yamaguchi Financial Group, Inc.	163,000	1,487,742
Yamaha Corp.	125,043	1,195,134
Yamaha Motor Co. Ltd.	230,200	3,301,719
Yamato Holdings Co. Ltd.	323,232	5,097,281
Yamato Kogyo Co. Ltd.	39,700	1,249,186
Yamazaki Baking Co. Ltd.	95,000	1,278,430
Yaskawa Electric Corp.	174,000	1,669,475
Yokogawa Electric Corp. (a)	190,400	1,810,434
TOTAL JAPAN		1,823,563,291
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	698,012	14,710,706
Millicom International Cellular SA (depositary receipt)	60,657	6,797,163
SES SA FDR (France) unit	247,161	5,961,395
Subsea 7 SA (a)	247,387	5,943,112
Tenaris SA	396,241	7,706,935
TOTAL LUXEMBOURG		41,119,311
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	77
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,598,680	3,267,930
Netherlands - 2.6%
AEGON NV (a)	1,419,004	7,425,756
Akzo Nobel NV	188,640	10,699,362
ASML Holding NV (Netherlands)	350,089	15,916,959
Corio NV	50,371	2,420,450
Delta Lloyd NV	83,533	1,549,611
European Aeronautic Defence and Space Co. EADS NV	331,301	12,033,658
Common Stocks - continued
	Shares	Value
Netherlands - continued
Fugro NV (Certificaten Van Aandelen) unit	56,893	$ 4,177,702
Heineken Holding NV (A Shares)	93,571	4,175,952
Heineken NV (Bearer)	211,837	11,183,953
ING Groep NV (Certificaten Van Aandelen) (a)	3,107,277	27,381,240
Koninklijke Ahold NV	955,812	13,217,194
Koninklijke Boskalis Westminster NV	59,403	2,275,179
Koninklijke KPN NV	1,207,062	13,081,471
Koninklijke Philips Electronics NV	814,756	17,081,562
QIAGEN NV (a)	191,319	2,932,339
Randstad Holding NV	96,168	3,638,466
Reed Elsevier NV	557,435	6,878,842
Royal DSM NV	124,929	6,948,470
SBM Offshore NV	141,961	2,575,820
STMicroelectronics NV	519,313	3,848,401
TNT Express NV (d)	295,665	3,683,218
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,344,017	44,685,569
Vopak NV	60,474	3,375,609
Wolters Kluwer NV (Certificaten Van Aandelen)	245,818	4,576,515
TOTAL NETHERLANDS		225,763,298
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,497,200
Contact Energy Ltd.	253,005	1,018,732
Fletcher Building Ltd.	568,086	3,097,245
Sky City Entertainment Group Ltd.	557,243	1,746,692
Telecom Corp. of New Zealand Ltd.	1,520,309	2,711,497
TOTAL NEW ZEALAND		10,071,366
Norway - 0.8%
Aker Solutions ASA	130,953	2,271,037
DnB NOR ASA	843,002	10,819,608
Gjensidige Forsikring ASA	168,569	2,017,274
Norsk Hydro ASA	728,329	4,377,517
Orkla ASA (A Shares)	618,294	5,140,699
StatoilHydro ASA	908,754	25,915,001
Telenor ASA	592,436	10,947,193
Yara International ASA	151,029	7,405,091
TOTAL NORWAY		68,893,420
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (d)	592,720	1,309,982
Cimpor-Cimentos de Portugal SGPS SA	163,860	1,110,900
Energias de Portugal SA	1,481,927	4,323,549
Galp Energia SGPS SA Class B	181,449	3,164,198
Jeronimo Martins SGPS SA (a)	174,636	3,224,530
Portugal Telecom SGPS SA (Reg.) (d)	520,490	2,683,942
TOTAL PORTUGAL		15,817,101
Singapore - 1.6%
Ascendas Real Estate Investment Trust	1,480,183	2,438,074

	Shares	Value
CapitaLand Ltd.	2,041,437	$ 5,027,486
CapitaMall Trust	1,736,200	2,498,829
CapitaMalls Asia Ltd.	1,109,000	1,365,578
City Developments Ltd.	401,000	3,568,648
ComfortDelgro Corp. Ltd.	1,529,784	1,871,482
Cosco Corp. Singapore Ltd.	929,000	895,091
DBS Group Holdings Ltd.	1,405,911	15,962,848
Fraser & Neave Ltd.	733,150	3,921,779
Global Logistic Properties Ltd. (a)	1,517,000	2,644,273
Hutchison Port Holdings Trust	4,131,000	3,284,145
Jardine Cycle & Carriage Ltd.	90,267	3,449,294
Keppel Corp. Ltd.	1,133,400	10,014,049
Keppel Land Ltd.	596,000	1,629,809
Neptune Orient Lines Ltd.	1,052,750	1,127,961
Olam International Ltd.	1,164,700	2,216,436
Oversea-Chinese Banking Corp. Ltd.	2,107,793	15,134,515
SembCorp Industries Ltd.	839,130	3,549,352
SembCorp Marine Ltd.	695,800	2,976,476
Singapore Airlines Ltd.	427,425	3,766,220
Singapore Exchange Ltd.	687,000	3,960,557
Singapore Press Holdings Ltd.	1,216,021	3,685,059
Singapore Technologies Engineering Ltd.	1,225,161	3,115,190
Singapore Telecommunications Ltd.	6,394,827	16,208,853
StarHub Ltd.	501,000	1,177,740
United Overseas Bank Ltd.	1,029,829	14,863,002
UOL Group Ltd.	382,984	1,436,209
Wilmar International Ltd.	1,527,000	6,239,132
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,830,152
TOTAL SINGAPORE		139,858,239
Spain - 3.0%
Abertis Infraestructuras SA	309,894	5,294,683
Acerinox SA	79,322	1,132,284
Actividades de Construccion y Servicios SA (ACS) (d)	112,095	3,335,352
Amadeus IT Holding SA Class A	253,876	4,836,455
Banco Bilbao Vizcaya Argentaria SA	3,867,624	34,621,855
Banco de Sabadell SA (d)	1,090,129	3,529,016
Banco Popular Espanol SA (d)	840,855	3,451,296
Banco Santander SA (Spain)	6,984,813	57,813,609
Bankia SA (d)	698,556	2,825,351
Bankinter SA (d)	172,053	1,063,530
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	4,198,139
Criteria CaixaCorp SA	577,854	2,725,922
Distribuidora Internacional de Alimentacion SA (a)	495,484	2,422,507
EDP Renovaveis SA (a)	164,836	858,615
Enagas SA	138,798	2,846,639
Fomento Construcciones y Contratas SA (FOCSA) (d)	43,595	1,104,629
Gas Natural SDG SA	278,508	4,712,060
Grifols SA (a)(d)	113,065	2,349,753
Grupo Acciona SA	20,633	1,623,124
Common Stocks - continued
	Shares	Value
Spain - continued
Iberdrola SA	3,115,087	$ 18,433,940
Inditex SA	174,589	16,120,637
Indra Sistemas (d)	87,446	1,111,834
International Consolidated Airlines Group SA CDI (a)	781,207	2,040,586
MAPFRE SA (Reg.)	647,428	2,226,122
Red Electrica Corporacion SA	88,836	4,484,772
Repsol YPF SA	648,692	16,912,149
Telefonica SA	3,316,711	56,443,072
Zardoya Otis SA	118,140	1,592,747
TOTAL SPAIN		260,110,678
Sweden - 3.1%
Alfa Laval AB	271,007	5,565,902
ASSA ABLOY AB (B Shares)	250,701	7,615,312
Atlas Copco AB:
(A Shares)	539,550	14,073,693
(B Shares)	313,958	7,278,343
Boliden AB	233,547	4,090,659
Electrolux AB (B Shares)	222,944	4,895,499
Getinge AB (B Shares)	162,614	4,647,132
H&M Hennes & Mauritz AB (B Shares)	821,192	29,511,558
Hexagon AB (B Shares)	205,827	4,137,039
Holmen AB (B Shares)	42,486	1,234,056
Husqvarna AB (B Shares)	388,141	2,335,750
Industrivarden AB Series C	92,632	1,396,399
Investment AB Kinnevik	168,184	3,832,848
Investor AB (B Shares)	369,877	8,233,712
Lundin Petroleum AB (a)	183,500	4,281,727
Modern Times Group MTG AB (B Shares)	39,453	1,929,408
Nordea Bank AB	2,135,498	20,589,957
Ratos AB (B Shares)	158,838	2,057,173
Sandvik AB	817,775	12,494,549
Scania AB (B Shares)	255,963	5,129,279
Securitas AB (B Shares)	258,383	2,483,457
Skandinaviska Enskilda Banken AB (A Shares)	1,136,870	8,506,273
Skanska AB (B Shares)	329,711	6,014,178
SKF AB (B Shares)	314,243	7,945,059
SSAB Svenskt Stal AB (A Shares) (d)	135,516	1,420,276
Svenska Cellulosa AB (SCA) (B Shares)	467,856	8,357,286
Svenska Handelsbanken AB (A Shares)	395,774	13,290,059
Swedbank AB (A Shares)	658,052	11,257,507
Swedish Match Co. AB	169,807	6,484,797
Tele2 AB (B Shares)	258,470	5,261,545
Telefonaktiebolaget LM Ericsson (B Shares)	2,431,137	24,354,670
TeliaSonera AB	1,820,331	13,281,686
Volvo AB (B Shares)	1,176,739	17,169,910
TOTAL SWEDEN		271,156,698
Switzerland - 8.1%
ABB Ltd. (Reg.)	1,782,115	36,475,268

	Shares	Value
Actelion Ltd.	93,651	$ 3,530,543
Adecco SA (Reg.)	109,330	5,478,583
Aryzta AG	75,307	3,737,052
Baloise Holdings AG	42,547	3,348,084
Barry Callebaut AG	1,450	1,419,872
Compagnie Financiere Richemont SA Series A	430,811	26,449,548
Credit Suisse Group	932,374	25,021,328
GAM Holding Ltd.	169,667	2,240,850
Geberit AG (Reg.)	33,390	7,166,598
Givaudan SA	7,026	6,635,408
Holcim Ltd. (Reg.)	201,801	13,158,995
Julius Baer Group Ltd.	172,991	6,777,775
Kuehne & Nagel International AG	47,305	6,226,819
Lindt & Spruengli AG	95	3,455,405
Lindt & Spruengli AG (participation certificate)	786	2,410,643
Lonza Group AG	42,250	2,195,151
Nestle SA	2,684,797	164,090,698
Novartis AG	1,892,178	103,124,070
Pargesa Holding SA	25,862	1,919,356
Partners Group Holding AG	11,200	2,085,765
Roche Holding AG (participation certificate)	569,823	99,190,012
Schindler Holding AG:
(participation certificate)	43,314	5,337,656
(Reg.)	19,170	2,330,570
SGS SA (Reg.)	4,533	8,491,860
Sika AG (Bearer)	1,692	3,683,952
Sonova Holding AG Class B	41,021	4,579,046
Straumann Holding AG	6,716	1,064,406
Sulzer AG (Reg.)	20,843	2,992,380
Swatch Group AG:
(Bearer)	24,722	11,207,962
(Reg.)	44,941	3,571,240
Swiss Life Holding AG	26,421	3,045,657
Swiss Re Ltd.	284,736	16,899,119
Swisscom AG	19,927	7,937,324
Syngenta AG (Switzerland)	77,162	25,184,687
Transocean Ltd. (Switzerland)	280,660	14,957,366
UBS AG (a)	2,943,476	41,217,735
Zurich Financial Services AG	119,808	30,163,862
TOTAL SWITZERLAND		708,802,645
United Kingdom - 21.2%
3I Group PLC	740,618	2,232,642
Admiral Group PLC	164,130	2,812,026
Aggreko PLC	219,169	7,715,714
AMEC PLC	269,611	4,743,603
Anglo American PLC (United Kingdom)	1,066,102	44,934,330
Antofagasta PLC	313,754	6,638,294
ARM Holdings PLC	1,089,167	9,818,018
Associated British Foods PLC	287,129	5,472,043
AstraZeneca PLC (United Kingdom)	1,093,364	48,922,382
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aviva PLC	2,363,412	$ 13,830,317
Babcock International Group PLC	280,438	3,359,289
BAE Systems PLC	2,702,510	13,443,451
Balfour Beatty PLC	535,142	2,365,774
Barclays PLC	9,423,555	36,488,559
BG Group PLC	2,738,044	66,097,450
BHP Billiton PLC	1,711,603	55,354,419
BP PLC	15,433,943	120,756,710
British American Tobacco PLC (United Kingdom)	1,602,114	80,806,284
British Land Co. PLC	686,503	5,136,095
British Sky Broadcasting Group PLC	926,846	9,878,658
BT Group PLC	6,281,623	21,385,072
Bunzl PLC	266,917	4,084,763
Burberry Group PLC	365,904	8,218,971
Capita Group PLC	488,952	5,965,917
Capital Shopping Centres Group PLC	425,008	2,249,394
Carnival PLC	148,860	4,368,122
Centrica PLC	4,224,627	20,430,432
Cobham PLC	884,912	2,638,064
Compass Group PLC	1,516,174	15,195,157
Diageo PLC	2,030,296	48,472,850
Essar Energy PLC (a)	254,067	423,974
Eurasian Natural Resources Corp. PLC	198,850	2,215,896
Fresnillo PLC	140,712	4,257,525
G4S PLC (United Kingdom)	1,125,347	5,177,264
GKN PLC	1,213,991	4,225,503
GlaxoSmithKline PLC	4,109,110	90,796,758
Hammerson PLC	572,593	3,568,832
HSBC Holdings PLC (United Kingdom)	14,617,782	129,498,954
ICAP PLC	444,246	2,719,407
Imperial Tobacco Group PLC	816,687	32,362,715
Inmarsat PLC	348,656	2,660,063
InterContinental Hotel Group PLC	232,965	5,292,818
International Power PLC	1,252,250	6,890,602
Intertek Group PLC	127,533	4,696,660
Invensys PLC	628,501	2,080,624
Investec PLC	414,182	2,635,523
ITV PLC	2,957,511	4,043,783
J Sainsbury PLC	969,434	4,600,310
Johnson Matthey PLC	170,429	6,257,414
Kazakhmys PLC	179,153	3,160,612
Kingfisher PLC	1,920,650	8,683,362
Land Securities Group PLC	628,100	6,744,475
Legal & General Group PLC	4,706,485	9,044,388
Lloyds Banking Group PLC (a)	33,257,510	18,512,990
London Stock Exchange Group PLC	119,225	1,710,761
Lonmin PLC	121,156	2,125,867
Man Group PLC	1,564,544	3,257,940
Marks & Spencer Group PLC	1,279,633	7,389,374
Meggitt PLC	600,800	3,693,028
National Grid PLC	2,905,078	29,585,304

	Shares	Value
Next PLC	141,023	$ 6,216,444
Old Mutual PLC	4,425,209	11,200,039
Pearson PLC	662,834	12,620,913
Prudential PLC	2,048,144	23,234,901
Reckitt Benckiser Group PLC	503,649	27,881,928
Reed Elsevier PLC	974,315	8,532,421
Rexam PLC	706,467	4,665,092
Rio Tinto PLC	1,129,448	64,068,870
Rolls-Royce Group PLC	1,508,127	19,528,906
Royal & Sun Alliance Insurance Group PLC	2,785,980	4,844,107
Royal Bank of Scotland Group PLC (a)	14,315,249	6,356,992
Royal Dutch Shell PLC:
Class A (Netherlands)	54,048	1,972,621
Class A (United Kingdom)	2,909,964	105,876,727
Class B	2,171,810	80,497,545
SABMiller PLC	772,802	31,318,288
Sage Group PLC	1,068,451	5,279,243
Schroders PLC	90,581	2,227,728
Scottish & Southern Energy PLC	760,073	15,597,701
Segro PLC	581,913	2,175,412
Serco Group PLC	383,152	3,382,826
Severn Trent PLC	193,432	4,846,458
Smith & Nephew PLC	721,053	7,080,164
Smiths Group PLC	311,943	5,399,080
Standard Chartered PLC (United Kingdom)	1,938,682	49,884,595
Standard Life PLC	1,861,931	6,886,557
Tate & Lyle PLC	355,571	3,945,355
Tesco PLC	6,467,380	32,521,342
The Weir Group PLC	169,523	5,679,402
TUI Travel PLC	417,156	1,313,951
Tullow Oil PLC	727,600	17,072,625
Unilever PLC	1,043,106	33,719,530
United Utilities Group PLC	560,070	5,448,216
Vedanta Resources PLC	98,910	2,265,783
Vodafone Group PLC	41,056,862	110,597,008
Whitbread PLC	139,577	3,768,003
WM Morrison Supermarkets PLC	1,793,168	8,272,458
Xstrata PLC	1,671,644	31,911,015
TOTAL UNITED KINGDOM		1,850,217,772
United States of America - 0.1%
Synthes, Inc.	54,883	9,498,981
TOTAL COMMON STOCKS (Cost $9,211,297,963)		8,474,994,719
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	140,354	18,236,120
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	$ 2,499,692
Henkel AG & Co. KGaA	144,810	9,423,941
Porsche Automobil Holding SE (Germany)	124,413	8,099,032
ProSiebenSat.1 Media AG	64,324	1,671,431
RWE AG (non-vtg.) (d)	33,986	1,428,463
Volkswagen AG	115,669	21,627,127
TOTAL GERMANY		44,749,686
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,892,596	4,607,285
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,337,942)		67,593,091
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 3/1/12 to 7/19/12 (e) (Cost $17,997,967)	$ 18,000,000	17,996,840
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	182,929,374	182,929,374
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	98,227,619	98,227,619
TOTAL MONEY MARKET FUNDS (Cost $281,156,993)		281,156,993
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $9,563,790,865)		8,841,741,643
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(122,141,676)
NET ASSETS - 100%		$ 8,719,599,967
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
91 CAC 40 Index Contracts (France)	March 2012	$ 4,183,654	$ 59,898
45 CME Nikkei 225 Index Contracts (Japan)	March 2012	2,699,889	10,413
17 DAX 100 Index Contracts (Germany)	March 2012	3,880,915	268,492
1,228 Euro Stoxx 50 Index Contracts	March 2012	41,062,134	1,015,731
518 FTSE 100 Index Contracts (United Kingdom)	March 2012	48,230,734	1,105,918
13 FTSE MIB Index Contracts (Italy)	March 2012	1,416,575	57,379
35 Hang Seng 100 Index Contracts (Hong Kong)	March 2012	4,884,865	61,896
10 IBEX 35 Index Contracts (Spain)	March 2012	1,125,642	(34,718)
75 MSCI Index Contracts (Singapore)	March 2012	4,170,231	38,996
30 NYSE E-mini MSCI EAFE Index Contracts	March 2012	2,341,050	(3,328)
392 OMX Stockholm 30 Index Contracts (Sweden)	March 2012	6,537,233	117,632
150 SFE SPI 200 Index Contracts (Australia)	March 2012	17,242,584	146,986
388 TOPIX Index Contracts (Japan)	March 2012	39,780,800	3,576,808
TOTAL EQUITY INDEX CONTRACTS		$ 177,556,306	$ 6,422,103

The face value of futures purchased as a percentage of net assets is 2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
16,300,000 AUD	March 2012	$ 17,445,848	$ 423,830
39,500,000 EUR	March 2012	52,625,006	(321,605)
30,800,000 GBP	March 2012	48,991,089	541,913
3,460,000,000 JPY	March 2012	42,563,882	(2,219,991)
44,200,000 SEK	March 2012	6,675,365	122,434
		$ 168,301,190	$ (1,453,419)
(Payable Amount $169,754,609)
The value of contracts to buy as a percentage of net assets is 2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,996,840.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201,482
Fidelity Securities Lending Cash Central Fund	2,325,423
Total	$ 2,526,905
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,850,217,772	$ 690,302,944	$ 1,159,914,828	$ -
Japan	1,823,563,291	1,407,550,185	416,013,106	-
France	751,911,994	551,693,459	200,218,535	-
Australia	732,115,851	726,740,241	5,375,610	-
Germany	719,249,519	555,151,559	164,097,960	-
Switzerland	708,802,645	477,779,557	231,023,088	-
Sweden	271,156,698	246,802,028	24,354,670	-
Spain	260,110,678	111,232,142	148,878,536	-
Netherlands	225,763,298	109,423,811	116,339,487	-
Ireland	26,479,827	7,726,857	18,752,966	4
Austria	22,179,391	22,179,387	-	4
Malta	77	-	-	77
Other	1,151,036,769	871,885,202	279,151,567	-
Government Obligations	17,996,840	-	17,996,840	-
Money Market Funds	281,156,993	281,156,993	-	-
Total Investments in Securities:	$ 8,841,741,643	$ 6,059,624,365	$ 2,782,117,193	$ 85
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,088,177	$ -	$ 1,088,177	$ -
Futures Contracts	6,460,149	6,460,149	-	-
Total Assets	$ 7,548,326	$ 6,460,149	$ 1,088,177	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Forward Foreign Currency Contracts	$ (2,541,596)	$ -	$ (2,541,596)	$ -
Futures Contracts	(38,046)	(38,046)	-	-
Total Liabilities	$ (2,579,642)	$ (38,046)	$ (2,541,596)	$ -
Total Derivative Instruments:	$ 4,968,684	$ 6,422,103	$ (1,453,419)	$ -
During the period, transfers from Level 1 to Level 2 were $303,000,786 and transfers from Level 2 to Level 1 were $2,007,476,084.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 85
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (3)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 6,460,149	$ (38,046)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,088,177	(2,541,596)
Total Value of Derivatives	$ 7,548,326	$ (2,579,642)
(a) Value is disclosed net on the Statement of Assets and Liabilities as Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $92,600,800) - See accompanying schedule: Unaffiliated issuers (cost $9,282,633,872)	$ 8,560,584,650
Fidelity Central Funds (cost $281,156,993)	281,156,993
Total Investments (cost $9,563,790,865)		$ 8,841,741,643
Cash		1
Foreign currency held at value (cost $6,578,643)		6,614,408
Receivable for investments sold		1,216,341
Receivable for closed foreign currency contracts		1,232,667
Receivable for fund shares sold		20,048,706
Dividends receivable		32,170,172
Distributions receivable from Fidelity Central Funds		133,392
Receivable from investment adviser for expense reductions		173,341
Other receivables		1,205
Total assets		8,903,331,876

Liabilities
Payable for investments purchased	$ 48,997,101
Unrealized depreciation on foreign currency contracts	1,453,419
Payable for fund shares redeemed	32,578,375
Accrued management fee	429,359
Payable for daily variation margin on futures contracts	1,286,325
Other affiliated payables	759,711
Collateral on securities loaned, at value	98,227,619
Total liabilities		183,731,909

Net Assets		$ 8,719,599,967
Net Assets consist of:
Paid in capital		$ 9,979,257,298
Undistributed net investment income		1,453,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(543,902,718)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(717,208,030)
Net Assets		$ 8,719,599,967

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($3,424,238,829 ÷ 103,567,780 shares)	$ 33.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,476,600,390 ÷ 105,140,920 shares)	$ 33.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($860,659,433 ÷ 26,025,248 shares)	$ 33.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($958,101,315 ÷ 28,972,580 shares)	$ 33.07

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 337,501,551
Interest		28,717
Income from Fidelity Central Funds (including $2,325,423 from security lending)		2,526,905
Income before foreign taxes withheld		340,057,173
Less foreign taxes withheld		(24,728,802)
Total income		315,328,371

Expenses
Management fee	$ 10,464,002
Transfer agent fees	5,823,919
Independent trustees' compensation	51,909
Miscellaneous	26,667
Total expenses before reductions	16,366,497
Expense reductions	(8,094,991)	8,271,506
Net investment income (loss)		307,056,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,154,672
Redemption in-kind with affiliated entities	105,326,578
Foreign currency transactions	9,153,957
Futures contracts	(17,685,134)
Total net realized gain (loss)		116,950,073
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,197,524,991)
Assets and liabilities in foreign currencies	(9,841,497)
Futures contracts	(1,385,997)
Total change in net unrealized appreciation (depreciation)		(1,208,752,485)
Net gain (loss)		(1,091,802,412)
Net increase (decrease) in net assets resulting from operations		$ (784,745,547)

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 307,056,865	$ 242,540,306
Net realized gain (loss)	116,950,073	(69,459,920)
Change in net unrealized appreciation (depreciation)	(1,208,752,485)	1,498,330,917
Net increase (decrease) in net assets resulting from operations	(784,745,547)	1,671,411,303
Distributions to shareholders from net investment income	(282,810,129)	(211,805,947)
Distributions to shareholders from net realized gain	(5,246,083)	(7,823,964)
Total distributions	(288,056,212)	(219,629,911)
Share transactions - net increase (decrease)	(204,144,449)	876,645,901
Redemption fees	929,822	663,525
Total increase (decrease) in net assets	(1,276,016,386)	2,329,090,818

Net Assets
Beginning of period	9,995,616,353	7,666,525,535
End of period (including undistributed net investment income of $1,453,417 and undistributed net investment income of $19,160,149, respectively)	$ 8,719,599,967	$ 9,995,616,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) B	1.19	.94	.82	1.30	1.39
Net realized and unrealized gain (loss)	(4.28)	5.45	10.93	(22.75)	(1.35)
Total from investment operations	(3.09)	6.39	11.75	(21.45)	.04
Distributions from net investment income	(1.12)	(.81)	(.74)	(.94)	(1.19)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)
Total distributions	(1.14)	(.84)	(.86)	(.94)	(1.55)
Redemption fees added to paid in capital B	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return A	(7.92)%	20.34%	56.36%	(50.03)%	(.15)%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.11%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.11%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.54%	2.84%	2.72%	3.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417
Portfolio turnover rate D	9%	1%	2%	4%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) B	1.20	.96	.83	1.31	1.41
Net realized and unrealized gain (loss)	(4.28)	5.44	10.93	(22.75)	(1.36)
Total from investment operations	(3.08)	6.40	11.76	(21.44)	.05
Distributions from net investment income	(1.12)	(.82)	(.75)	(.95)	(1.20)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)
Total distributions	(1.14)	(.85)	(.87)	(.95)	(1.56)
Redemption fees added to paid in capital B	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return A	(7.87)%	20.38%	56.40%	(50.02)%	(.12)%
Ratios to Average Net Assets C, E
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.57%	2.87%	2.75%	3.78%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431
Portfolio turnover rate D	9%	1%	2%	4%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended February 29,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.32
Net realized and unrealized gain (loss)	2.48 G
Total from investment operations	2.80
Distributions from net investment income	(1.02)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 33.07
Total Return B, C	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 860,659
Portfolio turnover rate F	9% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.32
Net realized and unrealized gain (loss)	2.48 G
Total from investment operations	2.80
Distributions from net investment income	(1.02)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 33.07
Total Return B, C	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,101
Portfolio turnover rate F	9% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. In May 2011, the Board of Trustees of the Funds approved the creation of additional classes of shares. Spartan Extended Market Index Fund commenced sale of Fidelity Advantage Institutional Class shares on September 8, 2011. Spartan International Index Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on September 8, 2011. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,121,832,218	$ 1,751,238,775	$ (866,952,490)	$ 884,286,285
Spartan International Index	9,603,987,308	1,284,336,000	(2,046,581,665)	(762,245,665)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 10,311,507	$ 63,619,263	$ -	$ 890,867,176
Spartan International Index	-	-	(440,578,408)	(759,125,412)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
	2017	2018	2019	Total with expiration

Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward

Spartan International Index	$ (16,915,714)	$ (105,327,009)	$ (122,242,723)	$ (440,578,408)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total

Spartan Extended Market Index	$ 83,031,372	$ 114,363,034	$ 197,394,406
Spartan International Index	288,056,212	-	288,056,212
February 28, 2011
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 87,345,465	$ 24,478,627	$ 111,824,092
Spartan International Index	219,629,911	-	219,629,911

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and forward foreign currency contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to the change in U.S. dollar value of securities denominated in other currencies due to changes in exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ (7,401,865)	$ 1,985,687
Totals (a)(b)(c)	$ (7,401,865)	$ 1,985,687
Spartan International Index
Equity Risk
Futures Contracts	$ (17,685,134)	$ (1,385,997)
Foreign Exchange Risk
Forward Foreign Currency Contracts	9,153,957	(8,831,697)
Totals (a)(b)(c)	$ (8,531,177)	$ (10,217,694)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts (forward currency contracts) are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. Spartan International Index Fund used forward currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates.

Forward currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Realized gain or (loss) is recognized on settlement date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

The U.S. dollar value of any open forward currency contracts at period end is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Forward currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,217,727,026	663,406,663
Spartan International Index	785,983,071	916,539,830

Spartan International Index Fund delivered securities through unaffiliated in-kind redemptions totaled $488,239,685. Realized gain of $172,438,715 on securities delivered through unaffiliated in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective September 1, 2011, to reduce the management fee from an annual rate of .07% and .17% for Spartan Extended Market Index and Spartan International Index funds, respectively, to .06% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index	.10%	.07%	n/a	.07%
Spartan International Index	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

Spartan Extended Market Index	Received by FIIOC	Paid by Class
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Prior to September 1, 2011, for Spartan Extended Market Index and Spartan International Index, FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor and Fidelity Advantage Class, respectively. Under the expense contract, Investor Class paid transfer agent fees at an annual rate of .03% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Spartan Extended Market Index
Investor Class	$ 1,443,137.03
Fidelity Advantage Class	94,413.01
Fidelity Advantage Institutional Class	5.01
	$ 1,537,555
Spartan International Index
Investor Class	$ 4,320,015.08
Fidelity Advantage Class	1,416,743.05
Institutional Class	58,652.04
Fidelity Advantage Institutional Class	28,509.02
	$ 5,823,919

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 7,551,000.34%		$ 432

Redemptions In-Kind. During the period, 5,558,877 shares of Spartan International Index Fund held by affiliated entities were redeemed for cash and securities with a value of $206,623,465. The net realized gain (loss) of $105,326,578 on securities delivered through affiliated in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay

Annual Report

7. Committed Line of Credit - continued

commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 17,049
Spartan International Index	26,667

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Prior to February 1, 2012, FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded .10% and .07 % of average net assets for Investor Class and Fidelity Advantage Class, respectively. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement from adviser	Effective Date
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 6	September 8, 2011
Spartan International Index
Investor Class	.10%*	5,314,164	-
Fidelity Advantage Class	.12%	2,695,683	February 1, 2012
Institutional Class	.07%	49,196	September 8, 2011
Fidelity Advantage Institutional Class	.06%	35,820	September 8, 2011

* Effective February 1, 2012, the expense limitation was discontinued.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Extended Market Index	$ 591
Spartan International Index	128

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2012 A	Year ended February 28, 2011
Spartan Extended Market Index
From net investment income
Investor Class	$ 44,200,763	$ 35,864,371
Fidelity Advantage Class	25,213,023	12,335,221
Fidelity Advantage Institutional Class	1,161	-
Total	$ 69,414,947	$ 48,199,592
From net realized gain
Investor Class	$ 88,449,322	$ 47,790,092
Fidelity Advantage Class	39,529,035	15,834,408
Fidelity Advantage Institutional Class	1,102	-
Total	$ 127,979,459	$ 63,624,500
Spartan International Index
From net investment income
Investor Class	$ 148,424,687	$ 150,910,702
Fidelity Advantage Class	91,917,749	60,895,245
Institutional Class	20,201,408	-
Fidelity Advantage Institutional Class	22,266,285	-
Total	$ 282,810,129	$ 211,805,947
From net realized gain
Investor Class	$ 3,579,535	$ 5,595,578
Fidelity Advantage Class	1,666,548	2,228,386
Total	$ 5,246,083	$ 7,823,964

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Spartan Extended Market Index
Investor Class
Shares sold	40,837,111	45,435,216	$ 1,555,171,539	$ 1,606,154,711
Reinvestment of distributions	3,525,601	2,250,162	129,930,899	82,020,497
Shares redeemed	(88,688,944)	(24,273,441)	(3,356,270,130)	(840,796,410)
Net increase (decrease)	(44,326,232)	23,411,937	$ (1,671,167,692)	$ 847,378,798
Fidelity Advantage Class
Shares sold	68,841,430	14,000,658	$ 2,626,867,824	$ 500,866,077
Reinvestment of distributions	1,645,712	688,240	59,386,217	25,096,206
Shares redeemed	(9,691,823)	(5,862,959)	(362,785,045)	(197,954,495)
Net increase (decrease)	60,795,319	8,825,939	$ 2,323,468,996	$ 328,007,788
Fidelity Advantage Institutional Class
Shares sold	2,884	-	$ 100,000	$ -
Reinvestment of distributions	66	-	2,263	-
Shares redeemed	-	-	-	-
Net increase (decrease)	2,950	-	$ 102,263	$ -
Spartan International Index
Investor Class
Shares sold	51,659,320	59,966,903	$ 1,725,521,597	$ 1,980,806,749
Reinvestment of distributions	4,931,710	4,401,698	146,703,273	152,236,260
Shares redeemed	(138,930,396) B	(51,367,429)	(4,508,596,328) B	(1,729,973,271)
Net increase (decrease)	(82,339,366)	13,001,172	$ (2,636,371,458)	$ 403,069,738

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Fidelity Advantage Class
Shares sold	50,383,664	25,911,385	$ 1,659,791,665	$ 881,763,381
Reinvestment of distributions	2,688,031	1,516,656	79,393,189	52,438,159
Shares redeemed	(30,064,805)	(13,921,933)	(976,577,403)	(460,625,377)
Net increase (decrease)	23,006,890	13,506,108	$ 762,607,451	$ 473,576,163
Institutional Class
Shares sold	26,471,830	-	$ 810,287,820	$ -
Reinvestment of distributions	700,632	-	20,199,209	-
Shares redeemed	(1,147,214)	-	(35,649,587)	-
Net increase (decrease)	26,025,248	-	$ 794,837,442	$ -
Fidelity Advantage Institutional Class
Shares sold	29,053,528	-	$ 879,203,212	$ -
Reinvestment of distributions	772,330	-	22,266,285	-
Shares redeemed	(853,278)	-	(26,687,381)	-
Net increase (decrease)	28,972,580	-	$ 874,782,116	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 30, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAIs) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	04/16/12	04/13/12	$0.11700	$0.000
Fidelity Advantage Class	04/16/12	04/13/12	$0.12081	$0.000
Spartan Extended Market Index Fund
Investor Class	04/16/12	04/13/12	$0.06100	$0.382
Fidelity Advantage Class	04/16/12	04/13/12	$0.06478	$0.382
Spartan International Index Fund
Investor Class	04/16/12	04/13/12	$0.00000	$0.000
Fidelity Investor Class	04/16/12	04/13/12	$0.00000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$125,144,109

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2011	December 2011
Spartan Total Market Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	98%
Spartan Extended Market Index Fund
Investor Class	27%	61%
Fidelity Advantage Class	27%	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2011	December 2011
Spartan Total Market Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	100%
Spartan Extended Market Index Fund
Investor Class	27%	71%
Fidelity Advantage Class	27%	70%
Spartan International Index Fund
Investor Class	81%	99%
Fidelity Advantage Class	79%	98%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/18/11	$0.083	$0.0093
Investor Class	12/19/11	$0.563	$0.0824
Fidelity Advantage Class	04/18/11	$0.085	$0.0093
Fidelity Advantage Class	12/19/11	$0.566	$0.0824

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

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Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Annual Report

(Fidelity Cover Art)

February 29, 2012

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012) for Investor Class, Fidelity Advantage Class and Class F and for the entire period (September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Investor Class	.100%
Actual		$ 1,000.00	$ 1,132.20	$ .53 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,132.70	$ .37 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,164.90	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,165.00	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,023.69	$ .23 C
Class F	.050%
Actual		$ 1,000.00	$ 1,132.70	$ .27 B
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Investor Class, Fidelity Advantage Class and Class F and multiplied by 175/366 (to reflect the period September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan Total Market Index Fund - Institutional ClassA	4.49%	2.00%	5.07%
Spartan Total Market Index Fund - Fidelity Advantage® Institutional ClassB	4.50%	2.00%	5.07%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Institutional Class on on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year ending February 29, 2012, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares returned 4.49% and 4.50%, respectively, in line with the 4.53% return of the benchmark Dow Jones U.S. Total Stock Market IndexSM. Several of the fund's leading contributors were technology stocks. Topping the list was Apple, the second-largest stock in the index, whose shares gained approximately 54% during the past 12 months. This consumer products and personal computer manufacturer enjoyed very strong sales, especially of its popular iPad® tablet computers and iPhone® mobile telephones. Computer-services company International Business Machines, the third-largest stock in the index, also added value, as its shares trended upward throughout most of the reporting period. Software giant Microsoft and semiconductor manufacturer Intel enjoyed good results, with Intel benefiting from strong product demand that spurred better-than-expected sales growth. Elsewhere, tobacco manufacturer Philip Morris International and restaurant giant McDonald's performed well among consumer staples stocks, while in health care, drugmakers Merck and Pfizer contributed. Telecommunication services provider AT&T and credit card processing company Visa also added to returns. Unsurprisingly, given the tremendous market volatility of the past year, many financials stocks topped the list of detractors. The biggest laggard was diversified financials company Bank of America, whose shares declined 44% during the 12-month period. Other diversified financials firms also saw double-digit drops in their stock price, including Citigroup, JPMorgan Chase, Goldman Sachs Group and Morgan Stanley, while insurance-focused conglomerate Berkshire Hathaway also lagged. Meanwhile, in the information technology sector, computer and peripherals company Hewlett-Packard had a difficult year. Among its challenges was the company's announcement in August of plans to exit the personal computer business - a decision it rescinded a few months later. Investors appeared to have little confidence in this strategy, causing the stock to lose 20% of its value in a single day - the biggest one-day decline for the company since October 1987. Other notable detractors included Schlumberger, an oil-field services company, and Corning, a leading maker of specialty glass and ceramics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.6
Exxon Mobil Corp.	2.7	2.6
Microsoft Corp.	1.6	1.5
IBM Corp.	1.5	1.5
Chevron Corp.	1.4	1.4
General Electric Co.	1.3	1.3
Procter & Gamble Co.	1.2	1.3
AT&T, Inc.	1.2	1.2
Johnson & Johnson	1.2	1.3
Pfizer, Inc.	1.1	1.1
	16.5
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	17.9
Financials	15.2	15.1
Consumer Discretionary	11.8	11.4
Health Care	11.3	11.7
Energy	11.1	11.3
Industrials	11.0	10.7
Consumer Staples	9.3	9.7
Materials	4.0	4.2
Utilities	3.4	3.7
Telecommunication Services	2.5	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	49,377	$ 562,404
Amerigon, Inc. (a)(d)	16,405	241,482
BorgWarner, Inc. (a)(d)	82,983	6,874,312
Cooper Tire & Rubber Co.	41,865	694,959
Dana Holding Corp.	106,956	1,711,296
Dorman Products, Inc. (a)	7,023	318,914
Drew Industries, Inc. (a)(d)	13,918	381,353
Exide Technologies (a)(d)	48,227	143,234
Federal-Mogul Corp. Class A (a)	43,356	746,157
Fuel Systems Solutions, Inc. (a)	11,625	301,088
Gentex Corp. (d)	109,863	2,598,260
Johnson Controls, Inc.	551,254	17,987,418
Lear Corp.	77,108	3,486,053
Modine Manufacturing Co. (a)	32,309	293,366
Motorcar Parts of America, Inc. (a)	7,628	62,931
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	6,557
Spartan Motors, Inc.	29,995	171,271
Standard Motor Products, Inc.	17,952	407,869
Stoneridge, Inc. (a)	17,302	167,310
Strattec Security Corp.	672	15,301
Superior Industries International, Inc. (d)	24,943	450,969
Tenneco, Inc. (a)(d)	43,438	1,672,363
The Goodyear Tire & Rubber Co. (a)	174,336	2,241,961
Tower International, Inc. (a)	4,070	51,852
TRW Automotive Holdings Corp. (a)(d)	77,357	3,538,309
UQM Technologies, Inc. (a)(d)	14,381	23,010
Visteon Corp. (a)	38,157	2,049,794
		47,199,793
Automobiles - 0.5%
Ford Motor Co.	3,061,154	37,897,087
General Motors Co. (a)(d)	502,574	13,076,975
Harley-Davidson, Inc.	177,195	8,253,743
Tesla Motors, Inc. (a)(d)	44,292	1,479,796
Thor Industries, Inc. (d)	34,954	1,138,452
Winnebago Industries, Inc. (a)(d)	22,867	203,974
		62,050,027
Distributors - 0.1%
Core-Mark Holding Co., Inc.	6,212	248,977
Genuine Parts Co.	141,853	8,891,346
LKQ Corp. (a)	107,839	3,435,751
Pool Corp. (d)	41,433	1,508,161
VOXX International Corp. (a)	18,073	231,154
Weyco Group, Inc.	1,992	46,493
		14,361,882
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	16,975	664,741
Apollo Group, Inc. Class A (non-vtg.) (a)	108,948	4,645,543
Archipelago Learning, Inc. (a)	7,369	67,353

	Shares	Value
Ascent Capital Group, Inc. (a)(d)	15,290	$ 752,880
Bridgepoint Education, Inc. (a)(d)	10,994	267,814
Capella Education Co. (a)(d)	13,090	507,892
Career Education Corp. (a)	44,821	386,357
Carriage Services, Inc.	4,102	24,571
Coinstar, Inc. (a)(d)	21,619	1,258,874
Collectors Universe, Inc.	4,772	72,773
Corinthian Colleges, Inc. (a)(d)	84,173	377,937
DeVry, Inc.	44,629	1,585,668
Education Management Corp. (a)	26,671	481,945
Grand Canyon Education, Inc. (a)	21,711	371,475
H&R Block, Inc.	266,520	4,344,276
Hillenbrand, Inc.	60,464	1,388,858
ITT Educational Services, Inc. (a)(d)	23,503	1,613,246
K12, Inc. (a)(d)	24,400	526,064
Learning Tree International, Inc. (a)	3,285	19,020
Lincoln Educational Services Corp.	15,671	132,577
Mac-Gray Corp.	7,087	98,793
Matthews International Corp. Class A	22,471	697,050
National American University Holdings, Inc.	5,378	37,162
Princeton Review, Inc. (a)	14,908	1,643
Regis Corp.	37,626	651,306
School Specialty, Inc. (a)(d)	13,358	42,746
Service Corp. International (d)	202,046	2,291,202
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,334,514
Steiner Leisure Ltd. (a)	10,649	532,876
Stewart Enterprises, Inc. Class A	55,722	346,591
Strayer Education, Inc. (d)	14,558	1,497,945
Universal Technical Institute, Inc.	29,419	382,153
Weight Watchers International, Inc.	25,755	2,008,375
		30,412,220
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	18,286	292,393
Ambassadors Group, Inc.	20,059	105,711
Ameristar Casinos, Inc.	18,903	375,036
Bally Technologies, Inc. (a)	38,305	1,644,817
Benihana, Inc.	2,149	22,328
Biglari Holdings, Inc. (a)	607	249,180
BJ's Restaurants, Inc. (a)(d)	21,746	1,079,689
Bluegreen Corp. (a)	11,189	35,133
Bob Evans Farms, Inc.	27,901	1,026,757
Boyd Gaming Corp. (a)(d)	49,786	398,786
Bravo Brio Restaurant Group, Inc. (a)	12,451	240,055
Brinker International, Inc.	62,217	1,716,567
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,194,859
Caesars Entertainment Corp.	1,145	12,961
Caribou Coffee Co., Inc. (a)(d)	18,083	299,816
Carnival Corp. unit	312,157	9,455,236
Carrols Restaurant Group, Inc. (a)	6,381	75,806
CEC Entertainment, Inc. (d)	20,553	784,302
Chipotle Mexican Grill, Inc. (a)(d)	25,363	9,897,150
Choice Hotels International, Inc. (d)	41,734	1,567,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Churchill Downs, Inc.	10,397	$ 542,723
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,035,518
Darden Restaurants, Inc. (d)	97,411	4,966,987
Denny's Corp. (a)(d)	71,197	295,468
DineEquity, Inc. (a)	12,829	684,812
Domino's Pizza, Inc. (a)(d)	54,176	2,083,609
Dover Downs Gaming & Entertainment, Inc.	1,508	3,619
Dover Motorsports, Inc. (a)	9,993	13,191
Dunkin' Brands Group, Inc. (a)	38,382	1,114,613
Einstein Noah Restaurant Group, Inc.	3,797	53,272
Empire Resorts, Inc. (a)	4,429	12,933
Famous Dave's of America, Inc. (a)	2,311	25,236
Gaylord Entertainment Co. (a)(d)	27,271	811,585
Great Wolf Resorts, Inc. (a)	11,425	46,271
Hyatt Hotels Corp. Class A (a)	51,855	2,147,316
International Game Technology	238,801	3,586,791
International Speedway Corp. Class A (d)	20,854	524,687
Interval Leisure Group, Inc. (a)	29,497	397,915
Isle of Capri Casinos, Inc. (a)(d)	20,657	131,172
Jack in the Box, Inc. (a)(d)	42,139	1,005,015
Jamba, Inc. (a)(d)	95,683	202,848
Kona Grill, Inc. (a)	4,029	21,676
Krispy Kreme Doughnuts, Inc. (a)(d)	47,141	385,613
Lakes Entertainment, Inc. (a)	2,872	5,629
Las Vegas Sands Corp.	300,298	16,699,572
Life Time Fitness, Inc. (a)(d)	28,392	1,404,552
Luby's, Inc. (a)(d)	14,614	72,485
Marcus Corp.	22,859	275,451
Marriott International, Inc. Class A (d)	237,684	8,385,492
Marriott Vacations Worldwide Corp.	23,385	582,988
McDonald's Corp.	826,668	82,071,599
MGM Mirage, Inc. (a)(d)	250,383	3,447,774
Monarch Casino & Resort, Inc. (a)	4,802	50,325
Morgans Hotel Group Co. (a)	27,678	141,988
MTR Gaming Group, Inc. (a)	5,748	20,635
Multimedia Games Holdng Co., Inc. (a)	20,726	212,027
O'Charleys, Inc. (a)(d)	10,158	100,666
Orient Express Hotels Ltd. Class A (a)(d)	63,690	629,894
P.F. Chang's China Bistro, Inc. (d)	18,729	717,695
Panera Bread Co. Class A (a)	26,570	4,107,191
Papa John's International, Inc. (a)(d)	19,260	715,702
Peet's Coffee & Tea, Inc. (a)(d)	15,145	975,187
Penn National Gaming, Inc. (a)	50,336	2,141,797
Pinnacle Entertainment, Inc. (a)	61,922	681,761
Premier Exhibitions, Inc. (a)	1,375	3,369
Red Lion Hotels Corp. (a)	3,129	24,062
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	727,393
Rick's Cabaret International, Inc. (a)	5,726	53,824
Royal Caribbean Cruises Ltd.	102,343	2,915,752

	Shares	Value
Ruby Tuesday, Inc. (a)(d)	44,363	$ 345,144
Ruth's Hospitality Group, Inc. (a)(d)	33,916	211,297
Scientific Games Corp. Class A (a)	45,645	479,729
Shuffle Master, Inc. (a)	42,130	615,098
Six Flags Entertainment Corp.	40,264	1,822,349
Sonic Corp. (a)	98,965	817,451
Speedway Motorsports, Inc.	7,569	117,471
Starbucks Corp.	593,530	28,821,817
Starwood Hotels & Resorts Worldwide, Inc.	164,349	8,858,411
Texas Roadhouse, Inc. Class A	57,171	956,471
The Cheesecake Factory, Inc. (a)(d)	34,878	1,033,784
Town Sports International Holdings, Inc. (a)	13,107	135,002
Vail Resorts, Inc. (d)	24,951	1,050,437
Wendy's Co.	250,660	1,270,846
WMS Industries, Inc. (a)	38,370	845,291
Wyndham Worldwide Corp.	137,748	6,059,535
Wynn Resorts Ltd.	66,112	7,836,916
Yum! Brands, Inc.	377,002	24,972,612
		263,981,869
Household Durables - 0.4%
American Greetings Corp. Class A (d)	30,155	452,325
Bassett Furniture Industries, Inc.	1,847	15,330
Beazer Homes USA, Inc. (a)(d)	77,365	241,379
Blyth, Inc. (d)	8,019	511,612
Brookfield Residential Properties, Inc. (a)	18,869	196,765
Cavco Industries, Inc. (a)(d)	9,813	442,468
Cobra Electronics Corp. (a)	1,032	4,541
CSS Industries, Inc.	12,944	253,702
D.R. Horton, Inc.	195,548	2,804,158
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	48,160
Ethan Allen Interiors, Inc.	19,507	492,552
Flexsteel Industries, Inc.	2,547	43,554
Furniture Brands International, Inc. (a)	37,283	59,653
Garmin Ltd.	86,587	4,086,041
Harman International Industries, Inc.	71,938	3,534,314
Helen of Troy Ltd. (a)(d)	25,644	833,430
Hooker Furniture Corp.	12,895	154,869
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	724,419
iRobot Corp. (a)	21,633	552,074
Jarden Corp. (d)	66,002	2,327,891
KB Home (d)	56,985	650,769
Kid Brands, Inc. (a)	16,651	49,786
Koss Corp.	2,669	14,866
La-Z-Boy, Inc. (a)(d)	34,909	498,850
Leggett & Platt, Inc.	100,406	2,272,188
Lennar Corp. Class A (d)	117,519	2,747,594
Libbey, Inc. (a)(d)	16,641	208,845
Lifetime Brands, Inc.	2,385	27,857
M.D.C. Holdings, Inc.	25,191	619,195
M/I Homes, Inc. (a)(d)	24,871	301,188
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)(d)	26,992	$ 698,823
Mohawk Industries, Inc. (a)	39,595	2,514,678
Newell Rubbermaid, Inc.	216,340	3,959,022
NVR, Inc. (a)(d)	4,152	2,873,184
PulteGroup, Inc. (a)(d)	265,604	2,342,627
Ryland Group, Inc.	32,303	585,653
Sealy Corp., Inc. (a)(d)	37,146	63,891
Skullcandy, Inc. (a)(d)	12,653	178,660
Skyline Corp. (d)	21,741	175,015
Standard Pacific Corp. (a)(d)	98,412	431,045
Stanley Furniture Co., Inc. (a)	5,699	19,263
Tempur-Pedic International, Inc. (a)(d)	57,648	4,554,192
Toll Brothers, Inc. (a)(d)	105,058	2,464,661
Tupperware Brands Corp.	43,005	2,695,983
Universal Electronics, Inc. (a)(d)	14,332	280,334
Whirlpool Corp.	56,428	4,264,264
Zagg, Inc. (a)(d)	21,268	223,314
		53,507,726
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	66,082
Amazon.com, Inc. (a)(d)	282,977	50,848,137
Blue Nile, Inc. (a)(d)	11,337	404,164
dELiA*s, Inc. (a)	2,977	3,156
Expedia, Inc.	75,256	2,562,467
Gaiam, Inc. Class A (a)	12,609	45,645
Geeknet, Inc. (a)	1,180	17,122
Groupon, Inc. Class A (a)(d)	27,415	540,487
Hollywood Media Corp. (a)	1,032	1,146
HomeAway, Inc. (d)	22,951	607,742
HSN, Inc.	29,532	1,097,409
Liberty Media Corp. Interactive Series A (a)	513,952	9,641,740
Netflix, Inc. (a)	39,072	4,326,443
NutriSystem, Inc.	26,922	303,411
Orbitz Worldwide, Inc. (a)	31,286	112,317
Overstock.com, Inc. (a)(d)	14,467	92,010
PetMed Express, Inc.	32,292	393,317
Priceline.com, Inc. (a)	41,099	25,769,895
Shutterfly, Inc. (a)(d)	21,444	586,708
TripAdvisor, Inc. (a)	75,256	2,425,501
U.S. Auto Parts Network, Inc. (a)	5,048	24,483
ValueVision Media, Inc. Class A (a)	18,644	32,068
Vitacost.com, Inc. (a)	15,384	125,072
		100,026,522
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	18,718	688,448
Black Diamond, Inc. (a)	20,004	165,633
Brunswick Corp. (d)	68,451	1,636,663
Callaway Golf Co.	77,147	505,313
Hasbro, Inc.	86,466	3,053,979

	Shares	Value
JAKKS Pacific, Inc.	23,770	$ 369,148
Johnson Outdoors, Inc. Class A (a)	3,505	57,622
Leapfrog Enterprises, Inc. Class A (a)	33,741	237,199
Marine Products Corp.	11,741	73,029
Mattel, Inc.	298,569	9,685,578
Meade Instruments Corp. (a)	112	371
Nautilus, Inc. (a)	5,159	14,342
Polaris Industries, Inc.	56,100	3,705,966
Smith & Wesson Holding Corp. (a)	91,237	477,170
Steinway Musical Instruments, Inc. (a)	4,620	115,315
Sturm, Ruger & Co., Inc.	24,417	1,020,142
Summer Infant, Inc. (a)	32,605	195,304
		22,001,222
Media - 3.1%
A.H. Belo Corp. Class A	22,177	104,675
AMC Networks, Inc. Class A	47,269	2,145,540
Arbitron, Inc. (d)	18,967	634,256
Ballantyne of Omaha, Inc. (a)	17,964	88,203
Belo Corp. Series A (d)	87,121	624,658
Cablevision Systems Corp. - NY Group Class A	169,025	2,405,226
Carmike Cinemas, Inc. (a)(d)	21,753	163,800
CBS Corp. Class B	537,459	16,070,024
Charter Communications, Inc. Class A (a)	31,792	2,015,931
Cinemark Holdings, Inc.	62,073	1,298,567
Clear Channel Outdoor Holding, Inc. Class A	41,131	544,163
Comcast Corp. Class A	2,191,483	64,385,771
Crown Media Holdings, Inc. Class A (a)(d)	24,979	31,973
Cumulus Media, Inc. Class A (a)(d)	68,791	236,641
Dex One Corp. (a)	48,569	84,996
Digital Generation, Inc. (a)(d)	26,444	264,440
DIRECTV (a)	602,724	27,918,176
Discovery Communications, Inc. (a)(d)	207,237	9,667,606
DISH Network Corp. Class A	161,315	4,705,559
DreamWorks Animation SKG, Inc. Class A (a)(d)	47,533	820,420
E.W. Scripps Co. Class A (a)	24,274	231,088
Emmis Communications Corp. Class A (a)	7,973	5,820
Entercom Communications Corp. Class A (a)	21,235	148,645
Entravision Communication Corp. Class A	55,710	92,479
Fisher Communications, Inc. (a)	2,670	76,549
Gannett Co., Inc.	170,648	2,532,416
Gray Television, Inc. (a)	7,475	15,399
Harris Interactive, Inc. (a)	5,389	4,688
Harte-Hanks, Inc.	45,482	397,513
Insignia Systems, Inc.	5,038	10,781
Interpublic Group of Companies, Inc.	356,851	4,182,294
John Wiley & Sons, Inc. Class A	36,984	1,679,074
Journal Communications, Inc. Class A (a)	19,668	93,423
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Knology, Inc. (a)	52,466	$ 935,469
Lamar Advertising Co. Class A (a)(d)	40,510	1,324,677
Liberty Global, Inc. Class A (a)	225,788	11,330,042
Liberty Media Corp. Capital Series A (a)	90,172	8,105,561
LIN TV Corp. Class A (a)	36,007	148,349
Live Nation Entertainment, Inc. (a)(d)	134,515	1,253,680
LodgeNet Entertainment Corp. (a)(d)	35,253	120,213
Madison Square Garden Co. Class A (a)	41,476	1,321,011
Martha Stewart Living Omnimedia, Inc. Class A	39,255	176,648
McGraw-Hill Companies, Inc.	231,759	10,786,064
Media General, Inc. Class A (a)(d)	21,745	122,859
Meredith Corp. (d)	29,133	958,476
Morningstar, Inc.	20,110	1,203,986
National CineMedia, Inc.	40,280	640,855
Navarre Corp. (a)	5,954	10,122
New Frontier Media, Inc. (a)	5,133	6,314
News Corp. Class A	1,849,783	36,755,188
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	21,978
Omnicom Group, Inc.	236,408	11,688,012
Outdoor Channel Holdings, Inc.	3,578	25,225
Pandora Media, Inc.	47,948	626,201
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	31,043
ReachLocal, Inc. (a)	5,194	40,513
Regal Entertainment Group Class A	55,158	762,284
Rentrak Corp. (a)(d)	4,521	93,946
Saga Communications, Inc. Class A (a)	201	7,542
Salem Communications Corp. Class A (a)	1,732	4,555
Scholastic Corp.	17,229	526,691
Scripps Networks Interactive, Inc. Class A	65,856	2,976,691
Sinclair Broadcast Group, Inc. Class A	37,417	427,302
Sirius XM Radio, Inc. (a)(d)	2,910,962	6,578,774
Spanish Broadcasting System, Inc. Class A (a)	698	3,043
SuperMedia, Inc. (a)(d)	19,383	55,242
The McClatchy Co. Class A (a)(d)	36,929	93,800
The New York Times Co. Class A (a)(d)	86,508	570,088
The Walt Disney Co.	1,395,945	58,615,731
Time Warner Cable, Inc.	256,081	20,317,467
Time Warner, Inc.	813,203	30,259,284
Valassis Communications, Inc. (a)(d)	33,863	845,898
Viacom, Inc. Class B (non-vtg.)	439,392	20,923,847
Virgin Media, Inc.	250,243	6,306,124
Washington Post Co. Class B (d)	3,668	1,444,825
World Wrestling Entertainment, Inc. Class A (d)	44,310	404,993
		382,531,407
Multiline Retail - 0.7%
Big Lots, Inc. (a)	53,063	2,326,813
Dillard's, Inc. Class A	32,687	1,998,483

	Shares	Value
Dollar General Corp. (a)	100,000	$ 4,206,000
Dollar Tree, Inc. (a)	104,600	9,258,146
Family Dollar Stores, Inc.	93,448	5,045,258
Fred's, Inc. Class A	41,012	568,016
Gordmans Stores, Inc. (a)	4,621	70,101
JCPenney Co., Inc. (d)	118,147	4,678,621
Kohl's Corp.	200,742	9,972,863
Macy's, Inc.	332,684	12,632,011
Nordstrom, Inc.	125,044	6,704,859
Saks, Inc. (a)(d)	100,086	1,166,002
Sears Holdings Corp. (a)(d)	33,101	2,305,816
Target Corp.	493,763	27,991,424
The Bon-Ton Stores, Inc. (d)	35,903	172,334
Tuesday Morning Corp. (a)	26,882	92,205
		89,188,952
Specialty Retail - 2.3%
Aarons, Inc. Class A	52,315	1,461,681
Abercrombie & Fitch Co. Class A (d)	65,044	2,978,365
Advance Auto Parts, Inc. (d)	56,386	4,813,673
Aeropostale, Inc. (a)(d)	64,770	1,163,917
America's Car Mart, Inc. (a)(d)	10,422	464,925
American Eagle Outfitters, Inc.	147,326	2,142,120
ANN, Inc. (a)	46,918	1,120,871
Asbury Automotive Group, Inc. (a)(d)	22,455	582,258
Ascena Retail Group, Inc. (a)	45,390	1,752,054
AutoNation, Inc. (a)(d)	41,064	1,399,461
AutoZone, Inc. (a)	25,418	9,518,533
Barnes & Noble, Inc. (a)(d)	28,244	375,928
bebe Stores, Inc.	66,951	599,881
Bed Bath & Beyond, Inc. (a)(d)	191,161	11,419,958
Best Buy Co., Inc. (d)	235,305	5,812,034
Big 5 Sporting Goods Corp.	16,237	126,486
Body Central Corp. (a)	19,422	540,708
Books-A-Million, Inc. (d)	4,414	11,565
Brown Shoe Co., Inc.	39,452	425,293
Build-A-Bear Workshop, Inc. (a)	4,049	22,067
Cabela's, Inc. Class A (a)(d)	35,549	1,261,279
Cache, Inc. (a)	2,880	17,942
CarMax, Inc. (a)(d)	168,519	5,171,848
Casual Male Retail Group, Inc. (a)(d)	14,093	44,393
Charming Shoppes, Inc. (a)(d)	68,622	387,714
Chico's FAS, Inc.	126,827	1,903,673
Christopher & Banks Corp.	18,173	38,890
Citi Trends, Inc. (a)(d)	14,433	156,454
Coldwater Creek, Inc. (a)	52,942	49,765
Collective Brands, Inc. (a)	44,911	809,296
Conn's, Inc. (a)	7,800	103,428
Cost Plus, Inc. (a)(d)	9,618	126,381
Destination Maternity Corp.	9,860	177,283
Dick's Sporting Goods, Inc. (d)	70,000	3,133,200
DSW, Inc. Class A (d)	21,867	1,233,299
Express, Inc. (a)	55,952	1,331,658
Finish Line, Inc. Class A	36,835	846,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc. (d)	110,785	$ 3,231,598
Francescas Holdings Corp. (a)	17,371	398,664
GameStop Corp. Class A (d)	106,346	2,422,562
Gap, Inc. (d)	219,692	5,132,005
Genesco, Inc. (a)(d)	19,944	1,358,984
GNC Holdings, Inc.	32,604	1,055,391
Group 1 Automotive, Inc.	17,193	886,643
Guess?, Inc. (d)	45,871	1,589,430
Haverty Furniture Companies, Inc.	22,550	248,050
hhgregg, Inc. (a)(d)	15,184	173,553
Hibbett Sports, Inc. (a)(d)	22,731	1,112,682
Home Depot, Inc.	1,241,845	59,074,567
Hot Topic, Inc. (d)	51,429	458,747
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	971,513
Kirkland's, Inc. (a)	10,699	170,649
Limited Brands, Inc.	212,274	9,877,109
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	487,924
Lowe's Companies, Inc.	1,010,000	28,663,800
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	473,240
MarineMax, Inc. (a)(d)	10,125	81,810
Midas, Inc. (a)	17,343	158,342
Monro Muffler Brake, Inc.	28,456	1,305,277
New York & Co., Inc. (a)	19,427	50,704
O'Reilly Automotive, Inc. (a)	100,461	8,689,877
Office Depot, Inc. (a)(d)	201,295	664,274
OfficeMax, Inc. (a)(d)	62,318	348,981
Pacific Sunwear of California, Inc. (a)(d)	60,120	126,252
Penske Automotive Group, Inc. (d)	33,321	802,370
Perfumania Holdings, Inc. (a)	876	8,769
PetSmart, Inc. (d)	105,988	5,907,771
Pier 1 Imports, Inc. (a)(d)	84,654	1,453,509
RadioShack Corp.	82,121	582,238
Rent-A-Center, Inc. (d)	45,857	1,624,255
Ross Stores, Inc.	181,478	9,678,222
rue21, Inc. (a)	10,092	269,255
Sally Beauty Holdings, Inc. (a)	112,253	2,671,621
Select Comfort Corp. (a)(d)	50,428	1,492,165
Shoe Carnival, Inc. (a)	3,572	93,515
Signet Jewelers Ltd.	64,202	3,011,074
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	32,657	559,414
Stage Stores, Inc.	23,252	347,617
Staples, Inc. (d)	578,690	8,483,595
Stein Mart, Inc. (a)	16,975	121,711
Systemax, Inc. (a)(d)	6,560	126,608
Talbots, Inc. (a)	34,649	102,561
Teavana Holdings, Inc. (a)(d)	5,562	130,429
The Buckle, Inc.	18,518	831,829
The Cato Corp. Class A (sub. vtg.)	30,985	840,003
The Children's Place Retail Stores, Inc. (a)(d)	18,479	937,809

	Shares	Value
The Men's Wearhouse, Inc.	38,499	$ 1,491,066
The Pep Boys - Manny, Moe & Jack (d)	62,793	944,407
Tiffany & Co., Inc.	113,656	7,388,777
TJX Companies, Inc.	621,248	22,743,889
Tractor Supply Co.	58,000	4,957,260
Trans World Entertainment Corp. (a)	2,977	6,966
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	36,000	2,996,640
Urban Outfitters, Inc. (a)(d)	92,367	2,622,299
Vitamin Shoppe, Inc. (a)(d)	18,626	790,301
West Marine, Inc. (a)	3,285	34,821
Wet Seal, Inc. Class A (a)(d)	66,930	234,255
Williams-Sonoma, Inc. (d)	84,343	3,255,640
Winmark Corp.	391	22,627
Zale Corp. (a)	22,527	72,312
Zumiez, Inc. (a)	17,893	562,198
		280,937,544
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)	29,392	22,338
Carter's, Inc. (a)(d)	38,101	1,850,566
Cherokee, Inc.	14,744	166,165
Coach, Inc.	229,797	17,198,007
Columbia Sportswear Co. (d)	9,939	496,254
Crocs, Inc. (a)(d)	69,757	1,370,725
Culp, Inc. (a)	7,038	73,547
Deckers Outdoor Corp. (a)(d)	30,415	2,273,825
Delta Apparel, Inc. (a)	1,905	31,223
Fossil, Inc. (a)(d)	40,759	4,971,783
G-III Apparel Group Ltd. (a)(d)	9,815	244,590
Hallwood Group, Inc. (a)	605	7,442
Hanesbrands, Inc. (a)(d)	68,808	1,976,854
Iconix Brand Group, Inc. (a)(d)	52,215	948,224
Joe's Jeans, Inc. (a)	32,503	27,790
K-Swiss, Inc. Class A (a)(d)	23,242	77,396
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	209,995
Lacrosse Footwear, Inc.	810	10,360
Liz Claiborne, Inc. (a)(d)	79,525	777,755
Maidenform Brands, Inc. (a)	18,000	378,000
Michael Kors Holdings Ltd.	41,224	1,782,938
Movado Group, Inc.	12,323	263,712
NIKE, Inc. Class B	303,000	32,699,760
Oxford Industries, Inc.	8,687	437,825
Perry Ellis International, Inc. (a)(d)	7,954	138,638
PVH Corp.	48,056	4,085,241
Quiksilver, Inc. (a)	80,002	374,409
R.G. Barry Corp.	2,683	37,508
Ralph Lauren Corp.	48,000	8,339,040
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,486	338,226
Steven Madden Ltd. (a)(d)	32,649	1,409,784
Superior Uniform Group, Inc.	859	10,720
The Jones Group, Inc.	62,712	617,713
True Religion Apparel, Inc. (a)	26,399	696,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	27,400	$ 2,445,176
Unifi, Inc. (a)	18,843	156,208
Vera Bradley, Inc. (a)(d)	16,362	600,485
VF Corp.	71,637	10,462,584
Warnaco Group, Inc. (a)(d)	50,511	2,965,501
Wolverine World Wide, Inc. (d)	34,429	1,313,122
		102,287,571
TOTAL CONSUMER DISCRETIONARY		1,448,486,735
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Beam, Inc.	134,223	7,393,003
Boston Beer Co., Inc. Class A (a)(d)	7,731	730,734
Brown-Forman Corp. Class B (non-vtg.)	80,869	6,602,954
Central European Distribution Corp. (a)(d)	104,154	454,111
Coca-Cola Bottling Co. CONSOLIDATED	3,094	199,377
Coca-Cola Enterprises, Inc.	237,534	6,864,733
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	3,512,615
Craft Brew Alliance, Inc. (a)	5,908	36,925
Dr Pepper Snapple Group, Inc.	184,807	7,031,906
Jones Soda Co. (a)	15,000	7,500
MGP Ingredients, Inc.	4,299	25,966
Molson Coors Brewing Co. Class B	123,862	5,442,496
Monster Beverage Corp. (a)	117,204	6,702,897
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,244,846	78,350,607
Primo Water Corp. (a)	8,907	23,693
The Coca-Cola Co.	1,673,532	116,912,946
		240,415,644
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,533	712,407
Arden Group, Inc. Class A	86	7,700
Casey's General Stores, Inc.	29,040	1,487,719
Chefs' Warehouse Holdings (a)	6,997	146,937
Costco Wholesale Corp.	345,917	29,769,617
Crumbs Bake Shop, Inc. (a)	5,760	21,658
CVS Caremark Corp.	1,080,716	48,740,292
Fresh Market, Inc. (a)	21,393	963,113
Ingles Markets, Inc. Class A	14,662	262,010
Kroger Co.	454,411	10,810,438
Nash-Finch Co. (d)	11,468	307,457
PriceSmart, Inc.	12,950	836,959
Rite Aid Corp. (a)	488,242	751,893
Roundy's, Inc.	8,260	82,600
Ruddick Corp.	32,261	1,321,411
Safeway, Inc. (d)	256,994	5,512,521
Spartan Stores, Inc. (d)	24,920	444,573

	Shares	Value
SUPERVALU, Inc. (d)	144,357	$ 942,651
Susser Holdings Corp. (a)	14,504	367,531
Sysco Corp.	467,941	13,766,824
The Pantry, Inc. (a)(d)	24,320	302,298
United Natural Foods, Inc. (a)(d)	43,201	1,966,510
Village Super Market, Inc. Class A	3,352	100,862
Wal-Mart Stores, Inc.	1,420,000	83,893,600
Walgreen Co.	720,814	23,902,192
Weis Markets, Inc.	8,067	345,752
Whole Foods Market, Inc. (d)	118,372	9,557,355
Winn-Dixie Stores, Inc. (a)(d)	64,909	615,337
		237,940,217
Food Products - 1.7%
Alico, Inc.	172	4,001
Archer Daniels Midland Co.	508,690	15,871,128
B&G Foods, Inc. Class A (d)	31,304	728,757
Bridgford Foods Corp. (a)	344	2,986
Bunge Ltd.	116,141	7,818,612
Cal-Maine Foods, Inc.	14,807	570,070
Calavo Growers, Inc.	6,680	183,700
Campbell Soup Co. (d)	177,820	5,924,962
Chiquita Brands International, Inc. (a)(d)	30,757	294,960
Coffee Holding Co., Inc.	3,401	26,868
ConAgra Foods, Inc.	319,463	8,385,904
Corn Products International, Inc.	54,809	3,143,296
Darling International, Inc. (a)(d)	84,068	1,344,247
Dean Foods Co. (a)	123,257	1,511,131
Diamond Foods, Inc. (d)	18,346	438,836
Dole Food Co., Inc. (a)(d)	21,106	202,195
Farmer Brothers Co.	3,100	34,317
Flowers Foods, Inc.	97,053	1,857,594
Fresh Del Monte Produce, Inc.	29,950	672,677
General Mills, Inc.	489,731	18,761,595
Green Mountain Coffee Roasters, Inc. (a)(d)	100,000	6,497,000
H.J. Heinz Co. (d)	263,879	13,909,062
Hain Celestial Group, Inc. (a)(d)	37,478	1,530,602
Hershey Co. (d)	139,801	8,485,921
Hormel Foods Corp.	107,713	3,066,589
Imperial Sugar Co. (d)	14,457	83,128
J&J Snack Foods Corp.	10,285	515,998
John B. Sanfilippo & Son, Inc. (a)	2,548	27,264
Kellogg Co.	206,669	10,819,122
Kraft Foods, Inc. Class A	1,312,836	49,979,667
Lancaster Colony Corp.	17,892	1,166,022
McCormick & Co., Inc. (non-vtg.)	101,330	5,112,099
Mead Johnson Nutrition Co. Class A	173,455	13,486,126
Omega Protein Corp. (a)	32,056	264,783
Pilgrims Pride Corp. (d)	23,854	149,565
Pilgrims Pride Corp. rights 3/1/12 (a)	30,088	11,035
Post Holdings, Inc. (a)	19,173	597,047
Ralcorp Holdings, Inc. (a)	38,347	2,860,686
Sanderson Farms, Inc.	16,208	797,434
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	451,262	$ 9,138,056
Seneca Foods Corp. Class A (a)	7,029	180,083
Smart Balance, Inc. (a)	45,561	272,910
Smithfield Foods, Inc. (a)(d)	112,502	2,635,922
Snyders-Lance, Inc.	43,541	977,495
The J.M. Smucker Co.	85,628	6,449,501
Tootsie Roll Industries, Inc. (d)	17,168	399,156
TreeHouse Foods, Inc. (a)(d)	29,752	1,713,715
Tyson Foods, Inc. Class A	218,213	4,126,408
		213,030,232
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	332,213
Church & Dwight Co., Inc. (d)	119,008	5,681,442
Clorox Co.	100,862	6,819,280
Colgate-Palmolive Co. (d)	360,000	33,544,800
Energizer Holdings, Inc. (a)(d)	53,405	4,082,812
Harbinger Group, Inc. (a)	756	3,447
Kimberly-Clark Corp.	311,479	22,700,590
Oil-Dri Corp. of America	644	13,389
Orchids Paper Products Co.	612	10,955
Procter & Gamble Co.	2,204,967	148,879,372
Spectrum Brands Holdings, Inc. (a)	17,958	510,366
WD-40 Co.	17,410	750,023
		223,328,689
Personal Products - 0.3%
Avon Products, Inc.	349,895	6,539,538
Elizabeth Arden, Inc. (a)(d)	17,715	658,112
Estee Lauder Companies, Inc. Class A	198,684	11,630,961
Herbalife Ltd.	86,338	5,716,439
Inter Parfums, Inc.	14,485	244,362
Mannatech, Inc. (a)	599	2,336
MediFast, Inc. (a)(d)	10,225	165,952
Nature's Sunshine Products, Inc. (a)	2,859	42,170
Nu Skin Enterprises, Inc. Class A	53,831	3,109,279
Nutraceutical International Corp. (a)	2,650	34,503
Prestige Brands Holdings, Inc. (a)	29,892	493,218
Revlon, Inc. (a)	13,966	211,725
Schiff Nutrition International, Inc. (a)(d)	11,821	131,922
The Female Health Co.	4,862	23,921
USANA Health Sciences, Inc. (a)(d)	10,334	383,391
		29,387,829
Tobacco - 1.6%
Alliance One International, Inc. (a)(d)	89,449	330,067
Altria Group, Inc.	1,679,474	50,552,167
Lorillard, Inc.	110,571	14,493,647
Philip Morris International, Inc.	1,403,953	117,258,155
Reynolds American, Inc.	282,694	11,853,359
Star Scientific, Inc. (a)(d)	64,344	241,290

	Shares	Value
Universal Corp.	22,476	$ 1,032,547
Vector Group Ltd. (d)	25,200	457,380
		196,218,612
TOTAL CONSUMER STAPLES		1,140,321,223
ENERGY - 11.1%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	71,156	3,384,179
Baker Hughes, Inc.	353,994	17,798,818
Basic Energy Services, Inc. (a)(d)	31,153	618,699
Bolt Technology Corp.	1,626	22,406
Bristow Group, Inc.	25,621	1,209,567
C&J Energy Services, Inc. (d)	9,114	185,196
Cal Dive International, Inc. (a)(d)	78,352	227,221
Cameron International Corp. (a)(d)	182,754	10,181,225
Carbo Ceramics, Inc. (d)	15,710	1,439,822
Dawson Geophysical Co. (a)	7,871	298,232
Diamond Offshore Drilling, Inc. (d)	64,380	4,408,099
Dresser-Rand Group, Inc. (a)(d)	57,305	3,009,659
Dril-Quip, Inc. (a)(d)	25,155	1,760,598
ENGlobal Corp. (a)	5,637	12,965
Exterran Holdings, Inc. (a)(d)	43,308	623,635
FMC Technologies, Inc. (a)(d)	183,330	9,245,332
Geokinetics, Inc. (a)	3,794	7,550
Global Geophysical Services, Inc. (a)	18,062	194,708
Gulf Island Fabrication, Inc. (d)	10,744	314,907
Gulfmark Offshore, Inc. Class A (a)	20,706	1,040,269
Halliburton Co.	735,826	26,923,873
Helix Energy Solutions Group, Inc. (a)(d)	73,132	1,407,060
Helmerich & Payne, Inc. (d)	72,146	4,422,550
Hercules Offshore, Inc. (a)	133,946	680,446
Hornbeck Offshore Services, Inc. (a)	24,578	1,001,554
ION Geophysical Corp. (a)(d)	95,187	681,539
Key Energy Services, Inc. (a)(d)	103,489	1,765,522
Lufkin Industries, Inc.	23,923	1,905,228
Matrix Service Co. (a)	19,340	256,062
McDermott International, Inc. (a)	177,047	2,312,234
Mitcham Industries, Inc. (a)	8,347	195,069
Nabors Industries Ltd. (a)	221,501	4,824,292
National Oilwell Varco, Inc.	344,829	28,458,737
Natural Gas Services Group, Inc. (a)	21,602	302,212
Newpark Resources, Inc. (a)(d)	85,435	672,373
Noble Corp. (d)	237,885	9,558,219
Oceaneering International, Inc.	84,562	4,589,180
Oil States International, Inc. (a)(d)	36,506	2,965,017
OYO Geospace Corp. (a)(d)	6,500	715,325
Parker Drilling Co. (a)(d)	122,844	777,603
Patterson-UTI Energy, Inc.	122,546	2,379,843
PHI, Inc. (non-vtg.) (a)	18,377	406,132
Pioneer Drilling Co. (a)	46,756	465,690
RigNet, Inc. (a)	15,376	261,392
Rowan Companies, Inc. (a)	91,863	3,386,989
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	43,642	$ 698,708
Schlumberger Ltd.	1,075,278	83,452,326
SEACOR Holdings, Inc. (a)	15,683	1,550,735
Superior Energy Services, Inc. (a)	113,113	3,318,735
Tesco Corp. (a)(d)	25,016	383,245
TETRA Technologies, Inc. (a)	50,020	454,682
TGC Industries, Inc. (a)	2,598	26,344
Tidewater, Inc.	35,470	2,110,465
Union Drilling, Inc. (a)(d)	13,180	88,833
Unit Corp. (a)(d)	34,938	1,662,001
Weatherford International Ltd. (a)	645,319	10,312,198
Willbros Group, Inc. (a)	33,113	139,075
		261,494,575
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (a)(d)	126,005	506,540
Alon USA Energy, Inc.	9,432	88,661
Alpha Natural Resources, Inc. (a)	175,427	3,255,925
Amyris, Inc. (a)(d)	28,043	150,871
Anadarko Petroleum Corp.	390,202	32,823,792
Apache Corp.	308,807	33,329,540
APCO Oil and Gas International, Inc. (d)	5,546	416,948
Approach Resources, Inc. (a)	13,537	467,839
Arch Coal, Inc.	156,559	2,124,506
ATP Oil & Gas Corp. (a)(d)	43,659	349,272
Barnwell Industries, Inc. (a)	2,847	8,029
Berry Petroleum Co. Class A	38,847	2,096,184
Bill Barrett Corp. (a)(d)	29,806	871,229
Bonanza Creek Energy, Inc.	8,119	151,013
BPZ Energy, Inc. (a)	134,116	430,512
Cabot Oil & Gas Corp.	160,706	5,605,425
Callon Petroleum Co. (a)	31,499	222,383
Carrizo Oil & Gas, Inc. (a)(d)	24,378	686,728
Cheniere Energy, Inc. (a)	68,292	1,027,112
Chesapeake Energy Corp. (d)	523,796	13,094,900
Chevron Corp.	1,600,537	174,650,597
Cimarex Energy Co. (d)	62,545	5,045,505
Clayton Williams Energy, Inc. (a)(d)	7,754	685,066
Clean Energy Fuels Corp. (a)(d)	33,840	635,854
Cloud Peak Energy, Inc. (a)(d)	54,586	967,264
Cobalt International Energy, Inc. (a)(d)	125,251	3,765,045
Comstock Resources, Inc. (a)(d)	32,496	520,911
Concho Resources, Inc. (a)(d)	78,728	8,411,300
ConocoPhillips	985,485	75,438,877
CONSOL Energy, Inc. (d)	196,571	7,041,173
Contango Oil & Gas Co. (a)(d)	16,222	1,031,395
Continental Resources, Inc. (a)(d)	57,407	5,205,667
Crimson Exploration, Inc. (a)	12,416	38,614
Crosstex Energy, Inc. (d)	45,920	630,482
CVR Energy, Inc. (a)(d)	64,562	1,756,732
Delek US Holdings, Inc.	32,818	433,526
Denbury Resources, Inc. (a)(d)	301,228	5,997,449

	Shares	Value
Devon Energy Corp.	315,153	$ 23,103,866
DHT Holdings, Inc.	59,972	66,569
Double Eagle Petroleum Co. (a)	1,282	8,705
El Paso Corp.	620,823	17,265,088
Endeavour International Corp. (a)(d)	23,917	276,720
Energen Corp.	50,746	2,701,210
Energy Partners Ltd. (a)	15,481	263,796
EOG Resources, Inc.	219,656	25,010,032
EQT Corp.	123,622	6,554,438
Evolution Petroleum Corp. (a)	6,950	64,496
EXCO Resources, Inc. (d)	115,116	820,777
Exxon Mobil Corp.	3,837,132	331,911,918
Forest Oil Corp. (a)(d)	81,222	1,050,200
FX Energy, Inc. (a)(d)	35,252	223,145
Gasco Energy, Inc. (a)	97,844	28,375
Gastar Exploration Ltd. (a)	36,342	104,302
Georesources, Inc. (a)	13,181	422,319
Gevo, Inc. (a)(d)	11,229	112,402
GMX Resources, Inc. (a)(d)	74,770	131,595
Goodrich Petroleum Corp. (a)(d)	33,339	531,090
Green Plains Renewable Energy, Inc. (a)(d)	14,190	161,057
Gulfport Energy Corp. (a)(d)	37,953	1,275,980
Halcon Resources Corp. (a)(d)	3,619	39,773
Harvest Natural Resources, Inc. (a)(d)	33,266	220,221
Hess Corp.	252,487	16,391,456
HKN, Inc. (a)	104	241
HollyFrontier Corp.	153,818	5,019,081
Houston American Energy Corp. (a)(d)	10,835	117,451
Hyperdynamics Corp. (a)(d)	125,930	171,265
James River Coal Co. (a)(d)	31,067	178,014
Kinder Morgan Holding Co. LLC (d)	105,230	3,708,305
KiOR, Inc. Class A (d)	6,909	60,108
Kodiak Oil & Gas Corp. (a)	185,027	1,792,912
Laredo Petroleum Holdings, Inc.	14,587	370,072
Lucas Energy, Inc. (a)(d)	9,400	27,542
Magellan Petroleum Corp. (a)	35,895	45,587
Magnum Hunter Resources Corp. (d)	70,308	486,531
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	590,579	20,014,722
Marathon Petroleum Corp.	293,451	12,192,889
Matador Resources Co.	10,890	129,155
McMoRan Exploration Co. (a)(d)	160,744	2,250,416
Miller Energy Resources, Inc. (a)(d)	6,846	28,753
Murphy Oil Corp.	146,942	9,395,471
Newfield Exploration Co. (a)	99,791	3,592,476
Noble Energy, Inc.	151,272	14,771,711
Northern Oil & Gas, Inc. (a)(d)	45,133	1,070,103
Oasis Petroleum, Inc. (a)	46,478	1,490,549
Occidental Petroleum Corp.	647,508	67,580,410
Overseas Shipholding Group, Inc. (d)	23,729	210,002
Pacific Ethanol, Inc. (a)(d)	12,492	15,365
Panhandle Royalty Co. Class A	6,335	184,665
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)(d)	69,937	$ 505,645
Peabody Energy Corp.	230,827	8,051,246
Penn Virginia Corp.	41,256	201,742
Petroleum Development Corp. (a)(d)	22,646	736,901
Petroquest Energy, Inc. (a)(d)	70,948	432,783
Pioneer Natural Resources Co. (d)	90,370	9,908,167
Plains Exploration & Production Co. (a)	139,377	6,142,344
QEP Resources, Inc.	129,536	4,422,359
Quicksilver Resources, Inc. (a)(d)	93,566	518,356
Range Resources Corp.	123,664	7,874,924
Recovery Energy, Inc. (a)	5,171	21,408
Renewable Energy Group, Inc.	5,623	53,812
Rentech, Inc. (a)	169,556	301,810
Resolute Energy Corp. (a)	29,689	331,329
Rex American Resources Corp. (a)	3,020	92,623
Rex Energy Corp. (a)	32,188	370,162
Rosetta Resources, Inc. (a)(d)	38,625	1,971,420
Royale Energy, Inc. (a)(d)	5,368	33,121
Sanchez Energy Corp.	7,390	176,843
SandRidge Energy, Inc. (a)(d)	276,761	2,399,518
Saratoga Resources, Inc. (a)	12,254	81,489
SemGroup Corp. Class A (a)	25,511	723,747
Ship Finance International Ltd. (NY Shares) (d)	31,210	428,513
SM Energy Co.	62,332	4,906,775
SMF Energy Corp.	4,165	15,119
Solazyme, Inc. (d)	17,729	244,306
Southern Union Co.	86,373	3,795,230
Southwestern Energy Co. (a)(d)	311,067	10,283,875
Spectra Energy Corp.	539,426	16,927,188
Stone Energy Corp. (a)(d)	34,932	1,116,077
Sunoco, Inc.	85,182	3,290,581
Swift Energy Co. (a)(d)	28,396	852,732
Synergy Resources Corp. (a)	19,735	67,888
Syntroleum Corp. (a)(d)	24,702	30,630
Targa Resources Corp.	22,682	1,007,761
Teekay Corp. (d)	33,173	955,382
Tesoro Corp. (a)(d)	104,321	2,767,636
Ultra Petroleum Corp. (a)(d)	143,182	3,573,823
Uranium Energy Corp. (a)(d)	54,945	206,044
Uranium Resources, Inc. (a)(d)	182,289	174,997
USEC, Inc. (a)(d)	83,065	111,307
Vaalco Energy, Inc. (a)(d)	68,248	538,477
Valero Energy Corp. (d)	446,841	10,943,136
Venoco, Inc. (a)	17,373	189,366
Verenium Corp. (a)	522	1,472
Voyager Oil & Gas, Inc. (a)	11,615	37,633
W&T Offshore, Inc.	37,319	942,305
Warren Resources, Inc. (a)(d)	48,923	190,800
Western Refining, Inc.	40,348	732,316
Westmoreland Coal Co. (a)	6,050	63,586

	Shares	Value
Whiting Petroleum Corp. (a)(d)	87,846	$ 5,151,289
Williams Companies, Inc.	481,586	14,389,790
World Fuel Services Corp. (d)	48,766	2,031,592
WPX Energy, Inc.	146,535	2,661,076
ZaZa Energy Corp. (a)(d)	19,430	76,166
Zion Oil & Gas, Inc. (a)	8,166	22,293
		1,097,685,102
TOTAL ENERGY		1,359,179,677
FINANCIALS - 15.2%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	37,232	3,961,112
Ameriprise Financial, Inc.	181,426	10,116,314
Arlington Asset Investment Corp.	9,211	212,774
Artio Global Investors, Inc. Class A (d)	27,717	132,764
Bank of New York Mellon Corp.	999,669	22,102,682
BGC Partners, Inc. Class A	92,324	649,038
BlackRock, Inc. Class A	81,680	16,254,320
Calamos Asset Management, Inc. Class A	22,184	271,976
Charles Schwab Corp.	880,911	12,227,045
CIFI Corp. (a)	3,896	20,415
Cohen & Steers, Inc. (d)	17,375	572,333
Cowen Group, Inc. Class A (a)	80,174	224,487
Diamond Hill Investment Group, Inc.	308	23,359
Duff & Phelps Corp. Class A	16,165	222,430
E*TRADE Financial Corp. (a)	185,916	1,790,371
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,399,182
Edelman Financial Group, Inc.	24,098	161,457
Epoch Holding Corp. (d)	7,185	179,266
Evercore Partners, Inc. Class A	15,573	423,430
FBR Capital Markets Corp. (a)	45,886	115,633
Federated Investors, Inc. Class B (non-vtg.) (d)	71,651	1,468,129
Financial Engines, Inc. (a)(d)	27,286	628,942
Franklin Resources, Inc.	126,452	14,907,426
FXCM, Inc. Class A (d)	35,893	339,548
GAMCO Investors, Inc. Class A	6,083	280,487
GFI Group, Inc.	69,449	266,684
Gleacher & Co., Inc. (a)	36,175	54,986
Goldman Sachs Group, Inc.	338,852	39,015,419
Greenhill & Co., Inc.	20,317	893,135
HFF, Inc. (a)	19,976	287,854
ICG Group, Inc. (a)	32,808	284,445
Institutional Financial Markets, Inc.	6,881	10,459
INTL FCStone, Inc. (a)(d)	11,151	252,570
Invesco Ltd.	388,589	9,625,350
Investment Technology Group, Inc. (a)(d)	30,988	356,362
Janus Capital Group, Inc. (d)	134,316	1,184,667
Jefferies Group, Inc.	106,987	1,788,823
JMP Group, Inc.	11,989	85,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KBW, Inc.	24,195	$ 399,943
Knight Capital Group, Inc. Class A (a)(d)	70,305	931,541
Ladenburg Thalmann Financial Services, Inc. (a)(d)	32,105	65,173
Legg Mason, Inc.	140,686	3,853,390
LPL Investment Holdings, Inc. (a)	22,392	763,567
Medallion Financial Corp.	4,309	47,184
Morgan Stanley	1,105,371	20,493,578
Northern Trust Corp.	166,504	7,394,443
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	114,569
Penson Worldwide, Inc. (a)(d)	19,665	25,171
Piper Jaffray Companies (a)(d)	20,940	514,705
Raymond James Financial, Inc.	71,252	2,520,183
Safeguard Scientifics, Inc. (a)(d)	26,745	452,258
SEI Investments Co.	105,344	2,080,544
State Street Corp.	409,637	17,298,971
Stifel Financial Corp. (a)(d)	38,055	1,428,204
SWS Group, Inc.	24,189	135,217
T. Rowe Price Group, Inc.	196,242	12,086,545
TD Ameritrade Holding Corp.	169,026	3,155,715
Teton Advisors, Inc. (a)	106	1,643
U.S. Global Investments, Inc. Class A	7,637	56,514
Virtus Investment Partners, Inc. (a)	3,888	309,252
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,210,620
Walter Investment Management Corp.	18,710	381,310
Westwood Holdings Group, Inc.	1,868	72,366
WisdomTree Investments, Inc. (a)	49,507	350,510
		220,934,152
Commercial Banks - 3.0%
1st Source Corp. (d)	8,597	211,056
1st United Bancorp, Inc. (a)	20,464	120,738
ACNB Corp.	3,789	54,221
Alliance Financial Corp.	3,879	114,508
American National Bankshares, Inc.	2,748	58,395
Ameris Bancorp (a)(d)	20,460	235,699
Ames National Corp.	1,209	26,175
Arrow Financial Corp.	12,653	304,431
Associated Banc-Corp.	127,560	1,688,894
BancFirst Corp.	10,611	434,308
Bancorp, Inc., Delaware (a)	16,751	139,368
BancorpSouth, Inc.	61,827	732,032
BancTrust Financial Group, Inc. (a)	4,197	5,456
Bank of Hawaii Corp.	62,564	2,877,944
Bank of Kentucky Financial Corp.	1,699	42,186
Bank of Marin Bancorp	2,794	98,265
Bank of the James Financial Group, Inc. (a)	600	3,096
Bank of the Ozarks, Inc.	37,486	1,100,214
Banner Bank	13,068	269,331
Bar Harbor Bankshares	2,686	82,057

	Shares	Value
BB&T Corp.	568,836	$ 16,638,453
BBCN Bancorp, Inc. (a)	52,596	539,109
BCB Bancorp, Inc. (d)	2,814	29,406
BOK Financial Corp.	36,579	1,963,561
Boston Private Financial Holdings, Inc. (d)	49,884	475,395
Bridge Bancorp, Inc.	540	10,832
Bridge Capital Holdings (a)	1,107	13,350
Bryn Mawr Bank Corp.	7,755	152,463
BSB Bancorp, Inc.	6,958	78,417
Camden National Corp.	1,850	65,398
Capital City Bank Group, Inc.	7,146	56,239
CapitalSource, Inc.	236,039	1,593,263
Cardinal Financial Corp.	11,113	119,465
Cascade Bancorp (a)(d)	4,186	24,279
Cathay General Bancorp	74,072	1,210,336
Center Bancorp, Inc.	6,904	66,347
Centerstate Banks of Florida, Inc.	6,387	44,709
Central Pacific Financial Corp. (a)(d)	20,164	279,070
Century Bancorp, Inc. Class A (non-vtg.)	686	16,985
Chemical Financial Corp.	26,904	593,502
CIT Group, Inc. (a)	177,243	7,215,563
Citizens & Northern Corp.	8,777	174,662
Citizens Republic Bancorp, Inc. (a)	26,148	357,966
City Holding Co.	22,173	759,869
City National Corp. (d)	34,413	1,617,411
CNB Financial Corp., Pennsylvania	6,683	103,587
CoBiz, Inc.	39,972	233,037
Columbia Banking Systems, Inc. (d)	29,815	630,587
Comerica, Inc.	150,887	4,479,835
Commerce Bancshares, Inc.	62,562	2,415,519
Community Bank System, Inc.	29,335	801,432
Community Trust Bancorp, Inc.	13,652	421,028
Cullen/Frost Bankers, Inc.	42,764	2,415,311
CVB Financial Corp.	75,043	808,213
Eagle Bancorp, Inc., Maryland (a)	8,538	132,424
East West Bancorp, Inc.	159,291	3,523,517
Eastern Virginia Bankshares, Inc. (a)	821	2,430
Encore Bancshares, Inc. (a)	960	13,920
Enterprise Bancorp, Inc.	803	12,728
Enterprise Financial Services Corp.	12,168	141,149
Farmers National Banc Corp.	14,652	82,051
Fidelity Southern Corp.	3,191	20,422
Fifth Third Bancorp	789,319	10,742,632
Financial Institutions, Inc.	12,700	207,772
First Bancorp, North Carolina	9,193	91,930
First Bancorp, Puerto Rico (a)(d)	31,060	120,202
First Busey Corp.	50,381	243,844
First Citizen Bancshares, Inc.	4,653	819,626
First Commonwealth Financial Corp. (d)	74,665	447,243
First Community Bancshares, Inc.	8,561	106,156
First Connecticut Bancorp, Inc.	11,897	153,471
First Financial Bancorp, Ohio	41,951	686,738
First Financial Bankshares, Inc. (d)	36,100	1,236,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana (d)	8,837	$ 282,696
First Financial Service Corp. (a)	2,521	7,815
First Horizon National Corp.	177,392	1,667,485
First Interstate Bancsystem, Inc.	16,000	217,600
First M&F Corp.	2,170	8,376
First Merchants Corp.	25,012	277,133
First Midwest Bancorp, Inc., Delaware	83,782	968,520
First Niagara Financial Group, Inc.	246,667	2,358,137
First of Long Island Corp.	1,768	45,862
First Republic Bank (a)	55,175	1,654,698
First United Corp. (a)	3,018	16,358
FirstMerit Corp.	79,130	1,270,037
FNB Corp., Pennsylvania	105,430	1,243,020
FNB United Corp. (a)(d)	490	7,335
Fulton Financial Corp.	148,647	1,456,741
German American Bancorp, Inc.	4,623	90,518
Glacier Bancorp, Inc.	63,024	869,731
Great Southern Bancorp, Inc.	6,815	150,066
Green Bankshares, Inc. (a)	6,941	9,995
Guaranty Bancorp (a)	13,950	22,181
Hampton Roads Bankshares, Inc. (a)(d)	18,252	47,455
Hancock Holding Co.	65,414	2,220,805
Hanmi Financial Corp. (a)	26,311	228,116
Hawthorn Bancshares, Inc.	1,384	9,896
Heartland Financial USA, Inc.	6,878	108,191
Heritage Commerce Corp. (a)(d)	14,712	77,238
Heritage Financial Corp., Washington (d)	12,768	171,091
Heritage Oaks Bancorp (a)	3,340	13,527
Home Bancshares, Inc.	25,101	632,545
Horizon Bancorp Industries	471	8,290
Hudson Valley Holding Corp.	14,551	237,472
Huntington Bancshares, Inc.	649,123	3,794,124
IBERIABANK Corp. (d)	22,592	1,198,280
Independent Bank Corp. (a)(d)	1,144	1,773
Independent Bank Corp., Massachusetts (d)	25,945	713,228
International Bancshares Corp.	41,513	787,917
Intervest Bancshares Corp. Class A (a)	6,160	20,944
Investors Bancorp, Inc. (a)	48,601	706,173
KeyCorp	879,084	7,120,580
Lakeland Bancorp, Inc.	9,026	81,776
Lakeland Financial Corp.	13,545	341,605
M&T Bank Corp.	96,545	7,880,003
Macatawa Bank Corp. (a)(d)	22,839	62,807
MainSource Financial Group, Inc.	13,271	134,568
MB Financial, Inc.	39,661	789,254
MBT Financial Corp. (a)	1,548	3,282
Merchants Bancshares, Inc.	4,373	121,788
Metro Bancorp, Inc. (a)	11,557	122,966
Midsouth Bancorp, Inc.	5,240	67,386
National Bankshares, Inc.	5,203	140,533

	Shares	Value
National Penn Bancshares, Inc. (d)	120,787	$ 1,056,886
NBT Bancorp, Inc.	33,888	739,097
NewBridge Bancorp (a)	7,211	29,277
North Valley Bancorp (a)	849	8,881
Northrim Bancorp, Inc.	2,935	58,700
Old National Bancorp, Indiana	66,861	807,681
Old Second Bancorp, Inc. (a)(d)	18,605	22,326
OmniAmerican Bancorp, Inc. (a)	6,877	123,030
Oriental Financial Group, Inc. (d)	28,906	339,646
Orrstown Financial Services, Inc.	4,006	34,652
Pacific Capital Bancorp NA (a)	7,809	218,730
Pacific Continental Corp.	3,048	25,603
Pacific Mercantile Bancorp (a)	5,055	22,040
Pacific Premier Bancorp, Inc. (a)	35	263
PacWest Bancorp	32,508	707,699
Palmetto Bancshares, Inc. (a)	315	1,733
Park National Corp. (d)	10,514	723,784
Park Sterling Corp. (a)	122	555
Penns Woods Bancorp, Inc.	306	11,931
Peoples Bancorp, Inc.	3,334	53,911
Peoples Financial Corp., Mississippi	2,667	25,897
Pinnacle Financial Partners, Inc. (a)(d)	30,086	498,224
PNC Financial Services Group, Inc.	426,140	25,363,853
Popular, Inc. (a)	781,463	1,484,780
Preferred Bank, Los Angeles (a)	1,131	11,423
Premier Financial Bancorp, Inc. (a)	115	702
Princeton National Bancorp, Inc. (a)(d)	2,541	4,167
PrivateBancorp, Inc.	59,931	869,000
Prosperity Bancshares, Inc.	34,532	1,510,430
Regions Financial Corp.	944,773	5,441,892
Renasant Corp.	22,516	341,568
Republic Bancorp, Inc., Kentucky Class A	18,205	474,422
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,564
S&T Bancorp, Inc.	32,238	683,768
S.Y. Bancorp, Inc.	6,551	142,484
Sandy Spring Bancorp, Inc.	13,803	249,282
SCBT Financial Corp.	10,493	324,968
Seacoast Banking Corp., Florida (a)	25,630	47,416
Shore Bancshares, Inc.	2,958	18,251
Sierra Bancorp	3,618	33,286
Signature Bank (a)(d)	34,178	2,028,806
Simmons First National Corp. Class A	10,951	287,902
Southside Bancshares, Inc.	12,128	258,448
Southwest Bancorp, Inc., Oklahoma (a)	15,446	132,218
State Bank Financial Corp. (a)	21,939	356,289
State Investors Bancorp, Inc. (a)	2,013	22,425
StellarOne Corp.	11,962	139,118
Sterling Bancorp, New York	27,642	246,014
Sterling Financial Corp., Washington (a)	32,587	634,143
Suffolk Bancorp (a)	12,482	151,032
Sun Bancorp, Inc., New Jersey (a)	29,419	84,433
SunTrust Banks, Inc.	406,442	9,331,908
Susquehanna Bancshares, Inc. (d)	163,794	1,518,370
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)(d)	37,929	$ 2,248,431
Synovus Financial Corp.	628,901	1,333,270
Taylor Capital Group, Inc. (a)(d)	9,976	134,177
TCF Financial Corp. (d)	106,955	1,152,975
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,507,631
The First Bancorp, Inc.	2,896	43,440
TIB Financial Corp. (a)	215	2,322
Tompkins Financial Corp. (d)	6,090	250,299
TowneBank (d)	18,053	233,245
Trico Bancshares	12,062	195,404
Trustmark Corp.	54,904	1,294,636
U.S. Bancorp	1,544,556	45,409,946
UMB Financial Corp.	25,089	1,044,957
Umpqua Holdings Corp. (d)	89,344	1,100,718
Union/First Market Bankshares Corp.	16,413	227,812
United Bankshares, Inc., West Virginia	35,646	1,043,715
United Community Banks, Inc., Georgia (a)	13,649	122,432
Univest Corp. of Pennsylvania	7,216	114,013
Valley National Bancorp (d)	175,665	2,197,569
Virginia Commerce Bancorp, Inc. (a)	37,552	315,437
VIST Financial Corp.	1,370	16,385
Washington Banking Co., Oak Harbor	5,615	71,254
Washington Trust Bancorp, Inc.	15,489	364,146
Webster Financial Corp. (d)	53,186	1,163,710
Wellesley Bancorp, Inc.	673	8,372
Wells Fargo & Co.	3,979,209	124,509,450
WesBanco, Inc.	18,333	357,494
West Bancorp., Inc.	1,202	11,575
West Coast Bancorp (a)	10,217	175,222
Westamerica Bancorp.	22,409	1,061,290
Western Alliance Bancorp. (a)(d)	48,403	394,000
Wilshire Bancorp, Inc. (a)(d)	41,540	180,284
Wintrust Financial Corp.	26,208	883,472
Zions Bancorporation	135,681	2,577,939
		363,709,861
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	34,619	358,999
American Express Co.	815,889	43,152,369
Capital One Financial Corp.	380,834	19,270,200
Cash America International, Inc. (d)	21,391	992,115
CompuCredit Holdings Corp. (a)(d)	48,566	260,799
Consumer Portfolio Services, Inc. (a)	2,464	2,883
Credit Acceptance Corp. (a)(d)	6,852	659,574
DFC Global Corp. (a)	41,227	738,376
Discover Financial Services	420,798	12,628,148
EZCORP, Inc. (non-vtg.) Class A (a)	32,709	1,030,334
First Cash Financial Services, Inc. (a)(d)	20,351	860,033
First Marblehead Corp. (a)(d)	51,880	63,294
Green Dot Corp. Class A (a)	12,869	410,907

	Shares	Value
Imperial Holdings, Inc. (a)	16,708	$ 41,770
Nelnet, Inc. Class A	22,213	586,867
Netspend Holdings, Inc. (a)	44,711	384,962
SLM Corp.	416,481	6,563,741
World Acceptance Corp. (a)(d)	15,268	969,823
		88,975,194
Diversified Financial Services - 2.6%
Bank of America Corp.	8,108,250	64,622,753
CBOE Holdings, Inc.	65,601	1,808,620
Citigroup, Inc.	2,316,107	77,172,685
CME Group, Inc.	51,156	14,809,150
FX Alliance, Inc.	4,330	58,585
Gain Capital Holdings, Inc.	15,735	82,451
Interactive Brokers Group, Inc.	35,966	570,421
IntercontinentalExchange, Inc. (a)	65,579	9,047,279
JPMorgan Chase & Co.	3,041,884	119,363,528
Leucadia National Corp.	154,061	4,389,198
Life Partners Holdings, Inc.	18,668	79,339
MarketAxess Holdings, Inc.	22,779	754,440
Marlin Business Services Corp. (d)	11,576	181,743
MicroFinancial, Inc.	86	578
Moody's Corp.	166,293	6,420,573
MSCI, Inc. Class A (a)(d)	85,736	3,033,340
NewStar Financial, Inc. (a)	17,193	169,523
NYSE Euronext	203,024	6,044,024
PHH Corp. (a)	45,131	614,684
PICO Holdings, Inc. (a)(d)	18,345	405,608
Resource America, Inc. Class A	2,362	14,054
The NASDAQ Stock Market, Inc. (a)	124,702	3,284,651
Vector Capital Corp. rights	4,280	0
		312,927,227
Insurance - 3.7%
21st Century Holding Co. (a)	1,278	4,256
ACE Ltd.	272,394	19,533,374
AFLAC, Inc.	366,712	17,327,142
Alleghany Corp. (d)	5,852	1,899,793
Allied World Assurance Co. Holdings Ltd.	28,043	1,849,997
Allstate Corp.	408,767	12,847,547
American Equity Investment Life Holding Co.	51,311	620,863
American Financial Group, Inc.	61,572	2,305,871
American Independence Corp. (a)	505	2,197
American International Group, Inc. (a)	368,556	10,769,206
American National Insurance Co.	10,418	751,138
American Safety Insurance Group Ltd. (a)	2,651	51,191
Amerisafe, Inc. (a)	23,043	519,850
Amtrust Financial Services, Inc. (d)	23,804	642,946
Aon Corp.	246,387	11,533,375
Arch Capital Group Ltd. (a)	93,082	3,448,688
Argo Group International Holdings, Ltd.	29,792	889,291
Arthur J. Gallagher & Co. (d)	115,693	3,947,445
Aspen Insurance Holdings Ltd.	52,278	1,386,935
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	85,823	$ 3,644,903
Assured Guaranty Ltd.	155,664	2,615,155
Axis Capital Holdings Ltd.	93,935	2,897,895
Baldwin & Lyons, Inc. Class B	5,084	106,967
Berkshire Hathaway, Inc. Class B (a)	1,523,175	119,493,079
Brown & Brown, Inc.	82,279	1,944,253
Cincinnati Financial Corp.	112,154	3,944,456
Citizens, Inc. Class A (a)(d)	16,628	177,587
CNA Financial Corp.	21,776	614,301
CNO Financial Group, Inc. (a)	165,388	1,227,179
Crawford & Co. Class B	10,464	46,042
Delphi Financial Group, Inc. Class A	47,148	2,100,915
Donegal Group, Inc. Class A	3,439	47,355
eHealth, Inc. (a)(d)	26,343	395,935
EMC Insurance Group	5,050	106,404
Employers Holdings, Inc.	36,335	628,232
Endurance Specialty Holdings Ltd.	33,058	1,271,411
Enstar Group Ltd. (a)(d)	9,122	884,652
Erie Indemnity Co. Class A	23,329	1,775,570
Everest Re Group Ltd.	35,638	3,130,798
FBL Financial Group, Inc. Class A	12,986	441,134
Fidelity National Financial, Inc. Class A	160,871	2,776,633
First Acceptance Corp. (a)	4,055	5,880
First American Financial Corp.	99,791	1,536,781
Flagstone Reinsurance Holdings Ltd.	25,303	200,400
Fortegra Financial Corp. (a)	10,670	74,263
Genworth Financial, Inc. Class A (a)	360,009	3,272,482
Global Indemnity PLC (a)	13,709	262,253
Greenlight Capital Re, Ltd. (a)(d)	17,063	401,834
Hallmark Financial Services, Inc. (a)	6,662	44,969
Hanover Insurance Group, Inc.	48,173	1,966,422
Harleysville Group, Inc. (d)	8,225	465,617
Hartford Financial Services Group, Inc.	337,025	6,979,788
HCC Insurance Holdings, Inc.	77,118	2,355,184
Hilltop Holdings, Inc. (a)	54,392	448,190
Horace Mann Educators Corp.	37,921	657,171
Independence Holding Co.	16,014	146,688
Infinity Property & Casualty Corp.	13,372	733,187
Investors Title Co.	1,086	49,065
Kansas City Life Insurance Co.	2,863	91,673
Kemper Corp.	35,842	1,025,798
Lincoln National Corp. (d)	231,248	5,744,200
Loews Corp.	301,087	11,784,545
Maiden Holdings Ltd.	73,970	639,841
Markel Corp. (a)	6,736	2,747,951
Marsh & McLennan Companies, Inc.	414,030	12,917,736
MBIA, Inc. (a)(d)	115,555	1,245,683
Meadowbrook Insurance Group, Inc.	46,791	445,450
Mercury General Corp.	16,938	726,301
MetLife, Inc.	667,419	25,729,002

	Shares	Value
Montpelier Re Holdings Ltd.	62,043	$ 1,070,242
National Financial Partners Corp. (a)(d)	38,246	583,634
National Interstate Corp.	2,286	55,207
National Security Group, Inc.	1,586	14,433
National Western Life Insurance Co. Class A	1,306	177,303
Navigators Group, Inc. (a)	15,156	712,484
Old Republic International Corp.	178,199	1,935,241
OneBeacon Insurance Group Ltd.	20,572	313,723
PartnerRe Ltd.	49,442	3,136,600
Phoenix Companies, Inc. (a)(d)	61,343	126,980
Platinum Underwriters Holdings Ltd.	32,909	1,170,244
Presidential Life Corp.	17,026	184,221
Primerica, Inc.	37,863	947,332
Principal Financial Group, Inc.	266,275	7,365,167
ProAssurance Corp.	21,573	1,893,246
Progressive Corp.	507,847	10,878,083
Protective Life Corp. (d)	60,558	1,681,696
Prudential Financial, Inc.	388,075	23,734,667
Reinsurance Group of America, Inc.	67,424	3,888,342
RenaissanceRe Holdings Ltd.	38,496	2,770,172
RLI Corp.	13,036	913,302
Safety Insurance Group, Inc.	14,899	635,889
SeaBright Insurance Holdings, Inc.	38,085	311,535
Selective Insurance Group, Inc.	35,800	615,044
StanCorp Financial Group, Inc. (d)	37,431	1,488,257
State Auto Financial Corp.	6,222	86,984
Stewart Information Services Corp.	21,434	281,643
Symetra Financial Corp.	63,181	628,019
The Chubb Corp.	225,559	15,328,990
The Travelers Companies, Inc.	336,375	19,499,659
Torchmark Corp. (d)	96,240	4,661,866
Tower Group, Inc.	33,224	765,813
Transatlantic Holdings, Inc.	44,643	2,705,366
Unico American Corp. (a)	3,526	38,257
United Fire Group, Inc.	20,054	402,885
Universal Insurance Holdings, Inc.	15,547	62,654
Unum Group	265,385	6,117,124
Validus Holdings Ltd.	48,925	1,491,723
W.R. Berkley Corp. (d)	93,123	3,329,147
White Mountains Insurance Group Ltd.	5,455	2,706,880
XL Group PLC Class A	291,212	6,057,210
		454,067,579
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust (SBI) (d)	40,453	857,199
AG Mortgage Investment Trust, Inc. (d)	8,651	172,328
Agree Realty Corp.	17,794	427,056
Alexanders, Inc. (d)	2,559	971,013
Alexandria Real Estate Equities, Inc.	48,539	3,479,761
American Assets Trust, Inc.	30,756	661,869
American Campus Communities, Inc. (d)	50,695	2,086,099
American Capital Agency Corp.	159,714	4,904,817
American Capital Mortgage Investment Corp. (d)	6,160	132,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	302,714	$ 18,943,842
Annaly Capital Management, Inc. (d)	759,339	12,620,214
Anworth Mortgage Asset Corp.	125,333	814,665
Apartment Investment & Management Co. Class A	79,559	1,976,246
Apollo Commercial Real Estate Finance, Inc.	23,002	343,880
Arbor Realty Trust, Inc. (a)	23,842	114,442
Armour Residential REIT, Inc.	96,013	678,812
Ashford Hospitality Trust, Inc. (d)	69,895	589,914
Associated Estates Realty Corp. (d)	41,987	626,446
AvalonBay Communities, Inc. (d)	79,154	10,263,899
BioMed Realty Trust, Inc. (d)	115,007	2,118,429
Boston Properties, Inc.	110,386	11,209,698
Brandywine Realty Trust (SBI) (d)	116,242	1,256,576
BRE Properties, Inc.	50,669	2,453,900
BRT Realty Trust (a)	5,568	35,969
Camden Property Trust (SBI) (d)	53,660	3,326,920
Campus Crest Communities, Inc.	19,510	206,611
Capital Trust, Inc. Class A (a)	19,793	67,296
CapLease, Inc.	46,796	188,588
Capstead Mortgage Corp.	62,774	834,894
CBL & Associates Properties, Inc. (d)	105,320	1,856,792
Cedar Shopping Centers, Inc.	35,947	171,108
Chatham Lodging Trust	11,126	134,180
Chesapeake Lodging Trust (d)	21,838	385,004
Chimera Investment Corp.	1,176,306	3,611,259
Cogdell Spencer, Inc.	38,346	162,204
Colonial Properties Trust (SBI) (d)	73,570	1,509,656
Colony Financial, Inc.	21,335	355,868
CommonWealth REIT	67,934	1,263,572
Coresite Realty Corp.	15,524	331,437
Corporate Office Properties Trust (SBI) (d)	60,016	1,471,592
Cousins Properties, Inc. (d)	85,536	632,111
Crexus Investment Corp.	50,256	560,354
CubeSmart	77,898	878,689
Cys Investments, Inc. (d)	81,827	1,110,392
DCT Industrial Trust, Inc. (d)	159,549	903,047
DDR Corp.	184,424	2,605,911
DiamondRock Hospitality Co. (d)	119,310	1,188,328
Digital Realty Trust, Inc.	76,725	5,562,563
Douglas Emmett, Inc.	89,730	1,890,611
Duke Realty LP	198,989	2,761,967
DuPont Fabros Technology, Inc. (d)	42,941	983,349
EastGroup Properties, Inc. (d)	24,180	1,165,234
Education Realty Trust, Inc. (d)	62,872	646,324
Entertainment Properties Trust (SBI) (d)	60,495	2,752,523
Equity Lifestyle Properties, Inc. (d)	31,485	2,094,067
Equity One, Inc. (d)	40,590	772,022
Equity Residential (SBI)	234,055	13,315,389
Essex Property Trust, Inc. (d)	26,848	3,758,452

	Shares	Value
Excel Trust, Inc.	30,162	$ 361,642
Extra Space Storage, Inc.	78,885	2,080,197
Federal Realty Investment Trust (SBI)	61,635	5,876,897
FelCor Lodging Trust, Inc. (a)	117,716	452,029
First Industrial Realty Trust, Inc. (a)	56,203	664,319
First Potomac Realty Trust (d)	52,713	697,393
Franklin Street Properties Corp. (d)	68,554	706,792
General Growth Properties, Inc.	364,744	5,934,385
Getty Realty Corp. (d)	23,628	401,676
Gladstone Commercial Corp.	7,566	135,204
Glimcher Realty Trust	104,869	1,038,203
Government Properties Income Trust	25,248	589,036
Gramercy Capital Corp. (a)	25,709	74,556
Hatteras Financial Corp.	62,065	1,767,611
HCP, Inc.	343,212	13,556,874
Health Care REIT, Inc.	150,000	8,166,000
Healthcare Realty Trust, Inc. (d)	51,018	1,054,542
Hersha Hospitality Trust	136,305	685,614
Highwoods Properties, Inc. (SBI)	48,585	1,554,720
Home Properties, Inc. (d)	35,000	2,017,050
Hospitality Properties Trust (SBI) (d)	90,003	2,225,774
Host Hotels & Resorts, Inc. (d)	541,818	8,549,888
Hudson Pacific Properties, Inc.	14,404	220,237
Inland Real Estate Corp.	58,987	511,417
Invesco Mortgage Capital, Inc.	96,602	1,654,792
Investors Real Estate Trust (d)	69,850	532,956
iStar Financial, Inc. (a)	71,516	504,188
Kilroy Realty Corp. (d)	54,084	2,371,043
Kimco Realty Corp. (d)	343,109	6,306,343
Kite Realty Group Trust	30,457	149,544
LaSalle Hotel Properties (SBI)	60,809	1,622,384
Lexington Corporate Properties Trust	108,388	937,556
Liberty Property Trust (SBI) (d)	90,608	3,073,423
LTC Properties, Inc.	26,907	830,350
Mack-Cali Realty Corp.	59,265	1,694,979
Medical Properties Trust, Inc.	87,853	853,931
MFA Financial, Inc.	290,341	2,119,489
Mid-America Apartment Communities, Inc.	25,121	1,566,797
Mission West Properties, Inc. (d)	38,129	381,290
Monmouth Real Estate Investment Corp. Class A	12,122	113,462
MPG Office Trust, Inc. (a)(d)	84,174	188,550
National Health Investors, Inc.	21,683	1,021,920
National Retail Properties, Inc.	63,779	1,699,710
New York Mortgage Trust, Inc. (d)	3,129	22,216
NorthStar Realty Finance Corp.	91,257	487,312
Omega Healthcare Investors, Inc. (d)	72,226	1,471,244
One Liberty Properties, Inc.	11,261	196,842
Parkway Properties, Inc.	29,977	299,470
Pebblebrook Hotel Trust	35,559	762,029
Pennsylvania Real Estate Investment Trust (SBI)	54,751	734,758
Pennymac Mortgage Investment Trust	24,225	436,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	$ 2,623,865
Plum Creek Timber Co., Inc.	155,723	6,098,113
PMC Commercial Trust	8,500	61,455
Post Properties, Inc.	41,888	1,829,249
Potlatch Corp. (d)	27,984	862,467
Prologis, Inc.	391,545	13,179,405
PS Business Parks, Inc.	16,465	1,027,745
Public Storage	111,267	14,917,567
RAIT Financial Trust	28,885	153,091
Ramco-Gershenson Properties Trust (SBI)	23,549	260,687
Rayonier, Inc. (d)	86,770	3,863,000
Realty Income Corp.	100,000	3,689,000
Redwood Trust, Inc.	60,890	704,497
Regency Centers Corp. (d)	90,033	3,852,512
Resource Capital Corp.	43,562	251,353
Retail Opportunity Investments Corp.	20,294	236,019
RLJ Lodging Trust	47,820	837,806
Rouse Properties, Inc. (a)	13,681	200,153
Rouse Properties, Inc. rights 3/16/12 (a)	13,681	0
Sabra Health Care REIT, Inc.	44,632	637,345
Saul Centers, Inc.	11,025	417,407
Senior Housing Properties Trust (SBI)	111,115	2,377,861
Simon Property Group, Inc.	237,530	32,180,564
SL Green Realty Corp.	78,146	5,943,003
Sovran Self Storage, Inc. (d)	21,775	1,034,530
Stag Industrial, Inc.	9,543	117,283
Starwood Property Trust, Inc.	73,060	1,442,204
Strategic Hotel & Resorts, Inc. (a)	120,853	752,914
Summit Hotel Properties, Inc.	27,924	257,180
Sun Communities, Inc. (d)	36,167	1,496,952
Sunstone Hotel Investors, Inc. (a)(d)	81,015	727,515
Tanger Factory Outlet Centers, Inc.	57,882	1,694,785
Taubman Centers, Inc. (d)	39,924	2,757,551
Terreno Realty Corp.	10,962	155,880
The Macerich Co. (d)	107,006	5,777,254
Two Harbors Investment Corp.	135,657	1,394,554
UDR, Inc.	154,946	3,876,749
UMH Properties, Inc.	4,692	47,389
Universal Health Realty Income Trust (SBI)	13,491	509,825
Urstadt Biddle Properties, Inc.	314	5,831
Urstadt Biddle Properties, Inc. Class A	26,585	505,647
Ventas, Inc.	223,719	12,510,366
Vornado Realty Trust	139,847	11,429,695
Washington (REIT) (SBI)	44,091	1,305,975
Weingarten Realty Investors (SBI)	85,028	2,117,197
Weyerhaeuser Co.	408,182	8,526,922
Whitestone REIT Class B	1,800	23,292
Winthrop Realty Trust	18,504	210,761
		383,435,297

	Shares	Value
Real Estate Management & Development - 0.1%
American Realty Capital Properties, Inc.	5,970	$ 67,461
AV Homes, Inc. (a)	6,188	64,788
Brookfield Properties Corp.	194,536	3,379,047
CBRE Group, Inc. (a)	220,257	4,037,311
Consolidated-Tomoka Land Co.	2,432	72,620
Forest City Enterprises, Inc. Class A (a)(d)	95,968	1,403,052
Forestar Group, Inc. (a)(d)	31,999	502,064
Howard Hughes Corp. (a)	21,592	1,199,436
Jones Lang LaSalle, Inc. (d)	31,527	2,566,613
Kennedy-Wilson Holdings, Inc.	25,602	346,139
Maui Land & Pineapple, Inc. (a)	31,310	116,786
Tejon Ranch Co. (a)(d)	11,342	331,413
The St. Joe Co. (a)(d)	64,020	1,031,362
Thomas Properties Group, Inc.	14,816	63,709
Transcontinental Realty Investors, Inc. (a)	20,697	44,706
		15,226,507
Thrifts & Mortgage Finance - 0.2%
Alliance Bancorp, Inc. of Pennsylvania	1,065	12,024
Apollo Residential Mortgage, Inc.	12,502	224,161
ASB Bancorp, Inc.	4,145	49,947
Astoria Financial Corp. (d)	69,632	611,369
Bank Mutual Corp.	56,001	220,084
BankAtlantic Bancorp, Inc. Class A (a)(d)	14,545	31,999
BankFinancial Corp.	8,862	50,070
BankUnited, Inc.	38,231	880,460
BCSB Bancorp, Inc. (a)	94	1,204
Beneficial Mutual Bancorp, Inc. (a)	34,804	315,672
Berkshire Hills Bancorp, Inc. (d)	12,304	270,565
BofI Holding, Inc. (a)	11,427	187,289
Brookline Bancorp, Inc., Delaware	86,924	797,962
Camco Financial Corp. (a)	347	791
Cape Bancorp, Inc. (a)	2,611	21,045
Capitol Federal Financial, Inc.	122,267	1,429,301
CFS Bancorp, Inc.	688	3,846
Charter Financial Corp., Georgia	1,200	11,592
Chicopee Bancorp, Inc. (a)	1,816	26,259
Citizens South Banking Corp., Delaware	4,022	17,496
Clifton Savings Bancorp, Inc.	14,989	147,342
Dime Community Bancshares, Inc.	51,879	722,156
Doral Financial Corp. (a)	159,443	223,220
ESB Financial Corp. (d)	7,915	100,916
ESSA Bancorp, Inc.	4,298	41,347
Farmer Mac Class C (non-vtg.)	8,894	177,524
First Defiance Financial Corp.	6,145	96,108
First Financial Holdings, Inc.	6,172	60,239
First Financial Northwest, Inc. (a)(d)	2,197	16,192
First PacTrust Bancorp, Inc.	4,303	50,431
Flagstar Bancorp, Inc. (a)	372,060	268,218
Flushing Financial Corp.	37,878	490,520
Fox Chase Bancorp, Inc.	14,307	178,981
Franklin Financial Corp./VA (a)	8,632	116,446
Guaranty Federal Bancshares, Inc. (a)	924	7,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	2,735	$ 31,480
Hingham Institution for Savings	1,505	78,335
Home Federal Bancorp, Inc.	1,628	16,329
Hudson City Bancorp, Inc.	361,714	2,477,741
IF Bancorp, Inc. (a)	3,112	35,570
Indiana Community Bancorp	2,264	48,902
Kaiser Federal Financial Group, Inc.	8,188	110,620
Kearny Financial Corp.	2,196	20,489
Meridian Interstate Bancorp, Inc. (a)	750	9,698
MGIC Investment Corp. (a)(d)	129,823	585,502
NASB Financial, Inc. (a)	1,203	16,686
New York Community Bancorp, Inc.	334,923	4,357,348
Northfield Bancorp, Inc. (d)	9,876	136,091
Northwest Bancshares, Inc.	92,094	1,162,226
OceanFirst Financial Corp.	5,851	80,334
Ocwen Financial Corp. (a)(d)	74,000	1,192,140
Oritani Financial Corp.	26,763	348,722
People's United Financial, Inc.	298,743	3,761,174
Peoples Federal Bancshares, Inc. (a)	1,156	18,265
Poage Bankshares, Inc.	2,365	27,316
Provident Financial Holdings, Inc.	1,385	14,279
Provident Financial Services, Inc.	56,391	774,812
Provident New York Bancorp	44,223	377,222
PVF Capital Corp. (a)	11,916	20,376
Radian Group, Inc. (d)	84,170	319,004
Riverview Bancorp, Inc. (a)	6,875	15,538
Rockville Financial, Inc.	5,182	59,852
Teche Holding Co.	130	4,863
Territorial Bancorp, Inc.	11,189	234,969
TF Financial Corp.	1,705	42,045
TFS Financial Corp. (a)	120,727	1,128,797
Timberland Bancorp, Inc. (a)	5,034	21,143
Tree.com, Inc. (a)	3,275	25,021
Trustco Bank Corp., New York	73,043	391,510
United Community Financial Corp., Ohio (a)	11,112	15,001
United Financial Bancorp, Inc.	3,272	51,861
ViewPoint Financial Group	24,223	363,103
Walker & Dunlop, Inc. (a)	10,954	136,377
Washington Federal, Inc.	81,888	1,326,586
Westfield Financial, Inc.	28,907	229,233
WSFS Financial Corp.	10,396	400,142
		28,326,547
TOTAL FINANCIALS		1,867,602,364
HEALTH CARE - 11.3%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)(d)	78,454	140,433
Acadia Pharmaceuticals, Inc. (a)	28,029	46,808

	Shares	Value
Achillion Pharmaceuticals, Inc. (a)	28,628	$ 300,594
Acorda Therapeutics, Inc. (a)	26,790	700,826
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,095
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	299,132
Affymax, Inc. (a)(d)	66,177	675,667
Agenus, Inc. (a)	772	2,463
Alexion Pharmaceuticals, Inc. (a)(d)	154,733	12,955,794
Alkermes PLC (a)	65,333	1,150,514
Allos Therapeutics, Inc. (a)	74,291	110,694
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	465,619
AMAG Pharmaceuticals, Inc. (a)	31,420	496,750
Amgen, Inc.	713,793	48,502,234
Amicus Therapeutics, Inc. (a)	6,651	39,773
Amylin Pharmaceuticals, Inc. (a)(d)	94,456	1,614,253
Anacor Pharmaceuticals, Inc. (a)	8,597	51,066
Anthera Pharmaceuticals, Inc. (a)	12,186	80,671
Ardea Biosciences, Inc. (a)(d)	18,307	390,305
Arena Pharmaceuticals, Inc. (a)(d)	227,861	405,593
ARIAD Pharmaceuticals, Inc. (a)	95,029	1,362,716
ArQule, Inc. (a)(d)	52,890	375,519
Array Biopharma, Inc. (a)	101,050	283,951
Astex Pharmaceuticals, Inc. (a)(d)	46,939	85,898
AVEO Pharmaceuticals, Inc. (a)	29,278	381,785
AVI BioPharma, Inc. (a)(d)	273,083	284,006
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)	40,934	190,752
Biogen Idec, Inc. (a)	191,924	22,353,388
BioMarin Pharmaceutical, Inc. (a)(d)	81,154	2,901,256
BioMimetic Therapeutics, Inc. (a)	29,891	62,173
Biosante Pharmaceuticals, Inc. (a)	72,515	56,025
Biospecifics Technologies Corp. (a)	1,441	24,958
BioTime, Inc. (a)(d)	32,076	160,059
Cardium Therapeutics, Inc. (a)(d)	185,107	53,366
Cel-Sci Corp. (a)(d)	283,400	106,417
Celgene Corp. (a)	380,085	27,869,733
Cell Therapeutics, Inc. (a)(d)	100,397	128,508
Celldex Therapeutics, Inc. (a)	29,641	112,339
Celsion Corp. (a)(d)	15,910	32,775
Cepheid, Inc. (a)(d)	45,758	1,848,166
Chelsea Therapeutics International Ltd. (a)(d)	75,408	278,256
Cleveland Biolabs, Inc. (a)(d)	16,887	61,975
Codexis, Inc. (a)	13,589	53,541
Coronado Biosciences, Inc. (a)(d)	10,731	81,770
Cubist Pharmaceuticals, Inc. (a)(d)	45,911	1,967,745
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	233,920
Cyclacel Pharmaceuticals, Inc. (a)	80,707	58,109
Cytokinetics, Inc. (a)	59,298	61,077
Cytori Therapeutics, Inc. (a)(d)	69,588	226,161
CytRx Corp. (a)	180,289	62,019
DARA BioSciences, Inc. (a)(d)	8,510	14,212
Dendreon Corp. (a)(d)	107,274	1,207,905
Discovery Laboratories, Inc. (a)	218	778
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
DUSA Pharmaceuticals, Inc. (a)	12,987	$ 62,597
Dyax Corp. (a)	58,403	87,020
Dynavax Technologies Corp. (a)(d)	131,405	551,901
Emergent BioSolutions, Inc. (a)	18,513	282,694
EntreMed, Inc. (a)	289	598
Enzon Pharmaceuticals, Inc. (a)	43,430	307,050
Exact Sciences Corp. (a)(d)	46,309	434,842
Exelixis, Inc. (a)	97,894	556,038
Galena Biopharma, Inc. (a)(d)	31,096	33,273
Genomic Health, Inc. (a)(d)	12,051	351,648
GenVec, Inc. (a)	8,140	21,978
Geron Corp. (a)	79,136	158,272
Gilead Sciences, Inc. (a)	608,734	27,697,397
GTx, Inc. (a)(d)	12,895	44,617
Halozyme Therapeutics, Inc. (a)(d)	66,038	760,097
Hemispherx Biopharma, Inc. (a)(d)	81,533	25,031
Horizon Pharma, Inc. (d)	8,364	28,856
Human Genome Sciences, Inc. (a)(d)	139,644	1,100,395
iBio, Inc. (a)	40,361	32,688
Idenix Pharmaceuticals, Inc. (a)	52,224	614,676
Idera Pharmaceuticals, Inc. (a)	7,737	9,903
ImmunoGen, Inc. (a)(d)	57,844	796,512
Immunomedics, Inc. (a)(d)	54,782	195,024
Incyte Corp. (a)(d)	82,304	1,395,876
Infinity Pharmaceuticals, Inc. (a)(d)	4,048	32,991
Inovio Pharmaceuticals, Inc. (a)	47,000	27,260
Insmed, Inc. (a)(d)	6,880	29,309
InterMune, Inc. (a)	50,243	674,261
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	35,334	473,122
Isis Pharmaceuticals, Inc. (a)(d)	64,197	584,835
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	219,392
Lexicon Pharmaceuticals, Inc. (a)(d)	133,677	227,251
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	245,963
MannKind Corp. (a)	78,574	183,863
Maxygen, Inc. (a)	47,150	258,854
Medivation, Inc. (a)(d)	25,651	1,680,397
Metabolix, Inc. (a)(d)	41,636	114,499
Micromet, Inc. (a)(d)	75,077	825,096
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	630,908
Myrexis, Inc. (a)	68,786	220,115
Myriad Genetics, Inc. (a)	62,451	1,511,314
Nabi Biopharmaceuticals (a)	35,088	65,615
Nanosphere, Inc. (a)	12,896	27,855
Neurocrine Biosciences, Inc. (a)	50,654	398,647
NewLink Genetics Corp.	4,366	36,936
Novavax, Inc. (a)(d)	79,584	101,072
NPS Pharmaceuticals, Inc. (a)(d)	67,196	458,277
OncoGenex Pharmaceuticals, Inc. (a)	5,100	81,498
Oncothyreon, Inc. (a)(d)	23,957	196,447
ONYX Pharmaceuticals, Inc. (a)(d)	47,108	1,805,179

	Shares	Value
Opexa Therapeutics, Inc. (a)	9,114	$ 8,476
Opko Health, Inc. (a)(d)	104,761	517,519
OREXIGEN Therapeutics, Inc. (a)	34,059	133,511
Osiris Therapeutics, Inc. (a)(d)	18,170	94,847
OXiGENE, Inc. (a)(d)	6,714	7,721
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	73,875
PDL BioPharma, Inc.	108,271	690,769
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	45,092
Pharmacyclics, Inc. (a)(d)	40,835	1,028,634
PharmAthene, Inc. (a)(d)	51,372	75,517
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	246,782
PROLOR Biotech, Inc. (a)	33,237	191,777
Raptor Pharmaceutical Corp. (a)(d)	12,780	89,204
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	7,194,253
Repligen Corp. (a)	5,241	23,113
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	22,973
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	615,030
Sangamo Biosciences, Inc. (a)(d)	37,246	196,286
Savient Pharmaceuticals, Inc. (a)(d)	88,045	176,970
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	131,395
Seattle Genetics, Inc. (a)(d)	83,271	1,537,183
SIGA Technologies, Inc. (a)(d)	72,968	207,959
Spectrum Pharmaceuticals, Inc. (a)(d)	36,395	516,445
StemCells, Inc. (a)(d)	14,648	16,113
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	56,799
Synageva BioPharma Corp. (a)	4,180	155,998
Synta Pharmaceuticals Corp. (a)	30,128	144,012
Targacept, Inc. (a)	18,977	129,423
Telik, Inc. (a)	11,402	1,596
Theravance, Inc. (a)(d)	51,033	954,317
Threshold Pharmaceuticals, Inc. (a)	11,685	60,645
Tranzyme, Inc.	9,317	46,958
Trius Therapeutics, Inc. (a)	7,007	35,455
United Therapeutics Corp. (a)(d)	37,819	1,805,101
Vanda Pharmaceuticals, Inc. (a)	44,094	204,596
Verastem, Inc.	400	4,640
Vertex Pharmaceuticals, Inc. (a)	191,600	7,457,072
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)	33,778	51,005
Zalicus, Inc. (a)	67,670	67,670
ZIOPHARM Oncology, Inc. (a)(d)	79,220	388,970
		203,695,313
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	618,609
Abiomed, Inc. (a)(d)	36,354	759,072
Accuray, Inc. (a)(d)	37,835	256,521
Alere, Inc. (a)	62,700	1,594,461
Align Technology, Inc. (a)(d)	92,669	2,373,253
Alphatec Holdings, Inc. (a)(d)	36,801	69,186
Analogic Corp. (d)	9,235	525,933
Angiodynamics, Inc. (a)(d)	26,377	343,429
Anika Therapeutics, Inc. (a)	4,090	46,462
Antares Pharma, Inc. (a)	25,935	65,356
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	20,678	$ 539,696
Atricure, Inc. (a)	2,192	22,358
Atrion Corp.	530	109,180
Bacterin International Holdings, Inc. (a)	9,747	28,851
Baxter International, Inc.	469,167	27,272,678
Becton, Dickinson & Co.	163,254	12,443,220
BioLase Technology, Inc. (d)	23,962	65,177
Boston Scientific Corp. (a)	1,310,092	8,148,772
BSD Medical Corp. (a)(d)	46,363	101,535
C. R. Bard, Inc.	65,241	6,107,862
Cantel Medical Corp.	32,623	658,658
Cardica, Inc. (a)	23,778	48,032
Cardiovascular Systems, Inc. (a)(d)	5,726	51,820
CareFusion Corp. (a)	165,874	4,281,208
Cerus Corp. (a)(d)	38,690	145,474
Conceptus, Inc. (a)(d)	26,951	363,030
CONMED Corp.	19,521	582,507
Covidien PLC	384,638	20,097,336
Cryolife, Inc. (a)	20,961	114,237
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	968,613
Cynosure, Inc. Class A (a)	6,957	123,765
Delcath Systems, Inc. (a)(d)	119,898	522,755
DENTSPLY International, Inc. (d)	140,521	5,435,352
Derma Sciences, Inc. (a)	2,779	24,372
DexCom, Inc. (a)(d)	65,323	704,835
DynaVox, Inc. Class A (a)	5,368	17,017
Edwards Lifesciences Corp. (a)(d)	102,152	7,470,376
Endologix, Inc. (a)(d)	30,670	405,764
Exactech, Inc. (a)(d)	3,102	49,291
Fonar Corp. (a)	719	1,438
Gen-Probe, Inc. (a)	34,362	2,346,237
Genmark Diagnostics, Inc. (a)	4,700	19,552
Greatbatch, Inc. (a)(d)	22,320	552,420
Haemonetics Corp. (a)(d)	17,372	1,164,445
Hansen Medical, Inc. (a)(d)	48,696	155,340
Hill-Rom Holdings, Inc.	45,276	1,538,026
Hologic, Inc. (a)	188,071	3,898,712
ICU Medical, Inc. (a)(d)	17,344	795,743
IDEXX Laboratories, Inc. (a)	44,087	3,780,460
Insulet Corp. (a)(d)	24,061	474,483
Integra LifeSciences Holdings Corp. (a)(d)	14,197	448,625
Intuitive Surgical, Inc. (a)	32,467	16,610,767
Invacare Corp.	28,414	469,115
IRIS International, Inc. (a)	20,459	228,527
IVAX Diagnostics, Inc. (a)	3,094	1,547
Kensey Nash Corp.	22,159	500,350
Kewaunee Scientific Corp.	1,376	11,380
LeMaitre Vascular, Inc.	3,845	21,532
Mako Surgical Corp. (a)(d)	32,106	1,255,345
Masimo Corp. (a)(d)	36,398	793,476

	Shares	Value
Medical Action Industries, Inc. (a)	12,909	$ 69,967
Medtronic, Inc.	850,420	32,418,010
MELA Sciences, Inc. (a)(d)	32,214	148,829
Meridian Bioscience, Inc. (d)	35,455	638,899
Merit Medical Systems, Inc. (a)	29,543	369,878
Misonix, Inc. (a)	2,579	5,106
Natus Medical, Inc. (a)	24,629	257,866
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	343,338
Neogen Corp. (a)(d)	25,237	875,724
NuVasive, Inc. (a)	28,061	440,277
NxStage Medical, Inc. (a)(d)	42,830	856,600
OraSure Technologies, Inc. (a)	22,681	227,490
Orthofix International NV (a)	16,427	644,103
Palomar Medical Technologies, Inc. (a)	15,820	174,653
Quidel Corp. (a)(d)	34,466	488,728
ResMed, Inc. (a)(d)	157,117	4,603,528
Retractable Technologies, Inc. (a)	5,248	6,298
Rockwell Medical Technologies, Inc. (a)	2,069	19,635
RTI Biologics, Inc. (a)	29,474	109,054
Sirona Dental Systems, Inc. (a)	39,958	1,993,904
Solta Medical, Inc. (a)	20,912	59,390
SonoSite, Inc. (a)	19,011	1,025,073
St. Jude Medical, Inc.	262,641	11,062,439
Staar Surgical Co. (a)(d)	15,788	164,669
Stereotaxis, Inc. (a)(d)	24,530	18,765
Steris Corp.	36,700	1,151,646
Stryker Corp.	227,565	12,206,587
SurModics, Inc. (a)	19,525	277,255
Symmetry Medical, Inc. (a)	29,367	212,617
Synergetics USA, Inc. (a)	3,622	22,819
Teleflex, Inc.	29,057	1,722,208
The Cooper Companies, Inc.	33,711	2,679,350
The Spectranetics Corp. (a)	29,169	226,351
Theragenics Corp. (a)	1,117	1,776
ThermoGenesis Corp. (a)(d)	15,844	16,002
Thoratec Corp. (a)(d)	42,041	1,450,415
Unilife Corp. (a)(d)	50,575	187,633
Urologix, Inc. (a)(d)	3,267	4,508
Uroplasty, Inc. (a)	1,597	4,408
Varian Medical Systems, Inc. (a)(d)	87,245	5,692,736
Vascular Solutions, Inc. (a)	2,125	22,291
Vermillion, Inc. (a)	5,249	6,929
Volcano Corp. (a)(d)	37,240	1,043,837
West Pharmaceutical Services, Inc. (d)	23,198	965,037
Wright Medical Group, Inc. (a)(d)	29,686	491,600
Young Innovations, Inc.	2,156	65,219
Zeltiq Aesthetics, Inc. (d)	6,038	66,901
Zimmer Holdings, Inc.	143,847	8,738,705
Zoll Medical Corp. (a)(d)	18,652	1,364,394
		234,411,468
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	2,518	35,227
Accretive Health, Inc. (a)(d)	27,886	724,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	286,858	$ 13,413,480
Air Methods Corp. (a)(d)	12,386	1,117,589
Alliance Healthcare Services, Inc. (a)(d)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	227,244
Amedisys, Inc. (a)(d)	19,251	247,375
AMERIGROUP Corp. (a)(d)	35,313	2,398,812
AmerisourceBergen Corp.	233,877	8,735,306
AMN Healthcare Services, Inc. (a)	51,175	273,275
AmSurg Corp. (a)	25,500	666,315
Assisted Living Concepts, Inc. Class A	16,849	270,426
Bio-Reference Laboratories, Inc. (a)(d)	31,917	642,808
BioScrip, Inc. (a)(d)	41,738	264,619
Brookdale Senior Living, Inc. (a)(d)	84,038	1,566,468
Capital Senior Living Corp. (a)	26,619	228,125
Cardinal Health, Inc.	261,307	10,857,306
CardioNet, Inc. (a)	34,161	108,974
Catalyst Health Solutions, Inc. (a)	31,805	1,972,546
Centene Corp. (a)(d)	35,301	1,722,689
Chemed Corp.	14,268	882,048
Chindex International, Inc. (a)(d)	9,187	85,715
CIGNA Corp.	215,000	9,483,650
Community Health Systems, Inc. (a)	81,813	2,064,960
Conmed Healthcare Management, Inc. (a)	5,109	18,801
Corvel Corp. (a)	8,848	401,168
Coventry Health Care, Inc. (a)(d)	155,796	5,092,971
Cross Country Healthcare, Inc. (a)	29,137	164,915
DaVita, Inc. (a)	70,363	6,089,918
Emeritus Corp. (a)(d)	17,838	329,289
ExamWorks Group, Inc. (a)(d)	17,147	176,957
Express Scripts, Inc. (a)(d)	368,167	19,634,346
Five Star Quality Care, Inc. (a)	32,241	114,133
Gentiva Health Services, Inc. (a)(d)	24,132	189,436
Hanger Orthopedic Group, Inc. (a)(d)	27,160	561,940
HCA Holdings, Inc.	120,808	3,221,949
Health Management Associates, Inc. Class A (a)	180,959	1,335,477
Health Net, Inc. (a)	67,297	2,539,789
HealthSouth Corp. (a)(d)	69,496	1,414,939
Healthways, Inc. (a)	33,821	268,877
Henry Schein, Inc. (a)(d)	71,206	5,270,668
HMS Holdings Corp. (a)(d)	61,425	1,979,114
Hooper Holmes, Inc. (a)	6,267	4,378
Humana, Inc.	138,379	12,052,811
IPC The Hospitalist Co., Inc. (a)	20,567	748,022
Kindred Healthcare, Inc. (a)(d)	37,371	384,548
Laboratory Corp. of America Holdings (a)(d)	83,669	7,521,006
Landauer, Inc.	14,935	801,113
LCA-Vision, Inc. (a)	10,358	89,286
LHC Group, Inc. (a)	12,810	218,026

	Shares	Value
LifePoint Hospitals, Inc. (a)(d)	38,142	$ 1,486,394
Lincare Holdings, Inc. (d)	67,736	1,819,389
Magellan Health Services, Inc. (a)	25,186	1,190,290
McKesson Corp.	205,993	17,202,475
Medcath Corp. (a)	2,958	22,954
Medco Health Solutions, Inc. (a)	314,026	21,225,017
MEDNAX, Inc. (a)(d)	44,058	3,277,475
Metropolitan Health Networks, Inc. (a)	12,700	106,172
MModal, Inc. (a)	39,028	401,598
Molina Healthcare, Inc. (a)(d)	19,589	665,242
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,156,056
National Healthcare Corp.	6,159	276,046
NeoStem, Inc. (a)	41,470	23,638
Omnicare, Inc.	82,306	2,895,525
Owens & Minor, Inc.	43,454	1,301,882
Patterson Companies, Inc.	71,822	2,292,558
PDI, Inc. (a)	1,365	9,446
PharMerica Corp. (a)	29,176	357,698
Providence Service Corp. (a)	13,245	199,337
PSS World Medical, Inc. (a)(d)	39,096	947,296
Quest Diagnostics, Inc.	140,542	8,158,463
RadNet, Inc. (a)	27,076	80,957
Select Medical Holdings Corp. (a)	37,877	318,924
Sharps Compliance Corp. (a)	5,184	20,269
Skilled Healthcare Group, Inc. (a)	27,157	177,335
SRI/Surgical Express, Inc. (a)	774	2,941
Sun Healthcare Group, Inc. (a)	15,191	67,752
Sunrise Senior Living, Inc. (a)(d)	31,316	242,386
Team Health Holdings, Inc. (a)	29,804	646,449
Tenet Healthcare Corp. (a)	398,929	2,253,949
The Ensign Group, Inc.	5,658	155,086
Triple-S Management Corp. (a)(d)	20,220	478,607
U.S. Physical Therapy, Inc.	11,240	213,672
UnitedHealth Group, Inc.	855,641	47,701,986
Universal American Spin Corp. (a)	33,569	380,672
Universal Health Services, Inc. Class B	64,910	2,895,635
Vanguard Health Systems, Inc. (a)	30,455	303,332
VCA Antech, Inc. (a)(d)	61,414	1,350,494
Wellcare Health Plans, Inc. (a)(d)	37,775	2,563,412
WellPoint, Inc.	286,095	18,776,415
		272,375,370
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	134,782	2,603,988
athenahealth, Inc. (a)(d)	25,730	1,818,339
Authentidate Holding Corp. (a)	1,633	1,061
Cerner Corp. (a)(d)	107,829	7,961,015
Computer Programs & Systems, Inc. (d)	21,937	1,334,647
Epocrates, Inc. (a)	10,933	101,677
Greenway Medical Technologies	5,301	78,455
HealthStream, Inc. (a)(d)	13,800	281,934
MedAssets, Inc. (a)	31,551	450,548
Medidata Solutions, Inc. (a)(d)	25,864	515,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Merge Healthcare, Inc. (a)	32,622	$ 213,022
Omnicell, Inc. (a)(d)	25,141	375,104
Quality Systems, Inc.	27,774	1,190,671
Transcend Services, Inc. (a)(d)	6,174	132,741
		17,058,930
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	55,779	232,598
Agilent Technologies, Inc.	263,842	11,508,788
Albany Molecular Research, Inc. (a)	23,897	65,478
Apricus Biosciences, Inc. (a)	18,211	62,282
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,708,791
Biodelivery Sciences International, Inc. (a)	3,338	7,544
Bruker BioSciences Corp. (a)	65,927	1,056,810
Cambrex Corp. (a)	18,522	123,357
Charles River Laboratories International, Inc. (a)	42,610	1,496,889
Complete Genomics, Inc. (a)(d)	7,109	26,445
Covance, Inc. (a)(d)	43,017	2,053,201
Enzo Biochem, Inc. (a)	14,697	37,918
eResearchTechnology, Inc. (a)	54,275	346,275
Fluidigm Corp. (a)	3,871	55,820
Furiex Pharmaceuticals, Inc. (a)	9,211	166,166
Harvard Bioscience, Inc. (a)	675	2,801
Illumina, Inc. (a)(d)	116,750	5,983,438
Life Technologies Corp. (a)(d)	150,316	7,111,450
Luminex Corp. (a)(d)	39,871	895,901
Medtox Scientific, Inc. (a)	654	10,137
Mettler-Toledo International, Inc. (a)(d)	24,159	4,355,385
Pacific Biosciences of California, Inc. (a)(d)	28,978	120,838
PAREXEL International Corp. (a)	52,568	1,286,865
PerkinElmer, Inc.	78,650	2,123,550
pSivida Corp. (a)	25,265	54,067
Sequenom, Inc. (a)(d)	88,233	381,167
SeraCare Life Sciences, Inc. (a)	4,298	17,063
Strategic Diagnostics, Inc. (a)	2,665	5,410
Techne Corp.	26,162	1,872,938
Thermo Fisher Scientific, Inc.	303,487	17,183,434
Waters Corp. (a)	67,094	6,011,622
		66,364,428
Pharmaceuticals - 4.8%
Abbott Laboratories	1,235,457	69,939,221
Acura Pharmaceuticals, Inc. (a)(d)	2,885	9,347
Akorn, Inc. (a)(d)	43,869	549,679
Alexza Pharmaceuticals, Inc. (a)(d)	85,991	53,744
Alimera Sciences, Inc. (a)	3,741	14,066
Allergan, Inc.	247,302	22,155,786
Ampio Pharmaceuticals, Inc. (a)(d)	6,057	23,380
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	746,612

	Shares	Value
AVANIR Pharmaceuticals Class A (a)	65,547	$ 180,910
Biodel, Inc. (a)	32,439	20,599
Bristol-Myers Squibb Co.	1,387,197	44,626,127
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	164,366
Cempra, Inc.	5,499	41,243
ChemoCentryx, Inc.	1,737	17,787
Columbia Laboratories, Inc. (a)	42,578	28,101
Corcept Therapeutics, Inc. (a)	36,105	141,893
Cornerstone Therapeutics, Inc. (a)	7,737	44,410
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	56,763
DepoMed, Inc. (a)(d)	31,971	201,098
Durect Corp. (a)	93,293	69,037
Echo Therapeutics, Inc. (a)(d)	20,093	37,172
Eli Lilly & Co.	764,434	29,996,390
Endo Pharmaceuticals Holdings, Inc. (a)(d)	100,446	3,723,533
Endocyte, Inc.	47,373	168,174
Forest Laboratories, Inc. (a)	229,448	7,461,649
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	513,691
Hospira, Inc. (a)(d)	164,444	5,857,495
Impax Laboratories, Inc. (a)(d)	46,165	1,077,953
Ista Pharmaceuticals, Inc. (a)(d)	34,715	287,440
Jazz Pharmaceuticals PLC (a)	17,296	907,521
Johnson & Johnson	2,195,262	142,867,651
KV Pharmaceutical Co. Class A (a)(d)	106,840	148,508
Lannett Co., Inc. (a)	27,670	114,277
MAP Pharmaceuticals, Inc. (a)	12,387	198,811
Medicis Pharmaceutical Corp. Class A (d)	44,858	1,567,339
Merck & Co., Inc.	2,453,258	93,640,858
Mylan, Inc. (a)	369,805	8,668,229
Nektar Therapeutics (a)(d)	110,915	795,261
NuPathe, Inc. (a)	18,258	54,957
Obagi Medical Products, Inc. (a)	21,864	248,156
Omeros Corp. (a)	4,428	30,110
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	300,092
Pacira Pharmaceuticals, Inc.	9,810	104,967
Pain Therapeutics, Inc. (a)(d)	34,536	126,747
Par Pharmaceutical Companies, Inc. (a)	24,023	891,494
Pernix Therapeutics Holdings, Inc. (a)	5,833	50,280
Perrigo Co.	63,753	6,570,384
Pfizer, Inc.	6,153,479	129,838,407
Pozen, Inc. (a)	23,223	101,252
Questcor Pharmaceuticals, Inc. (a)(d)	48,551	1,888,634
Repros Therapeutics, Inc. (a)	12,895	54,159
Sagent Pharmaceuticals, Inc.	10,801	234,274
Salix Pharmaceuticals Ltd. (a)(d)	38,646	1,906,021
Santarus, Inc. (a)	23,487	106,161
Somaxon Pharmaceuticals, Inc. (a)	52,262	31,880
Synthetic Biologics, Inc. (a)	9,114	20,051
The Medicines Company (a)	52,840	1,132,361
Transcept Pharmaceuticals, Inc. (a)	2,494	20,825
Ventrus Biosciences, Inc. (a)	5,603	59,840
ViroPharma, Inc. (a)(d)	55,566	1,781,446
Vivus, Inc. (a)(d)	63,327	1,424,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	129,721	$ 2,170,232
Watson Pharmaceuticals, Inc. (a)	97,907	5,709,936
XenoPort, Inc. (a)	33,327	133,308
Zogenix, Inc. (a)	31,169	71,065
		592,178,018
TOTAL HEALTH CARE		1,386,083,527
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
AAR Corp. (d)	29,755	656,098
AeroVironment, Inc. (a)(d)	13,243	377,161
Alliant Techsystems, Inc.	23,292	1,397,520
American Science & Engineering, Inc.	13,204	959,931
API Technologies Corp. (a)	22,349	84,703
Ascent Solar Technologies, Inc. (a)	33,082	25,142
Astronics Corp. (a)	4,574	152,909
BE Aerospace, Inc. (a)	69,691	3,194,635
Ceradyne, Inc.	17,193	531,436
Cubic Corp.	13,440	642,432
Curtiss-Wright Corp. (d)	35,352	1,313,327
DigitalGlobe, Inc. (a)	20,614	317,043
Ducommun, Inc.	15,643	238,869
EDAC Technologies Corp. (a)	2,262	23,525
Esterline Technologies Corp. (a)(d)	21,459	1,393,762
Exelis, Inc.	137,844	1,448,740
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	536,682
General Dynamics Corp.	231,403	16,945,642
GeoEye, Inc. (a)(d)	17,908	362,995
Goodrich Corp.	101,105	12,736,197
HEICO Corp. Class A (d)	25,642	1,022,603
Hexcel Corp. (a)(d)	68,067	1,720,053
Honeywell International, Inc.	580,063	34,554,353
Huntington Ingalls Industries, Inc. (a)	32,670	1,172,200
Innovative Solutions & Support, Inc. (a)	20,271	86,557
KEYW Holding Corp. (a)(d)	13,887	98,598
Kratos Defense & Security Solutions, Inc. (a)	25,078	159,747
L-3 Communications Holdings, Inc.	80,666	5,666,787
LMI Aerospace, Inc. (a)	6,877	139,947
Lockheed Martin Corp.	217,998	19,273,203
Moog, Inc. Class A (a)(d)	29,482	1,294,555
National Presto Industries, Inc.	4,216	365,063
Northrop Grumman Corp.	200,685	12,002,970
Orbital Sciences Corp. (a)(d)	39,974	561,635
Precision Castparts Corp.	117,640	19,696,465
Raytheon Co.	298,668	15,088,707
Rockwell Collins, Inc.	116,948	6,933,847
Sparton Corp. (a)	2,579	24,294

	Shares	Value
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	83,434	$ 1,999,079
Sypris Solutions, Inc. (a)	2,772	10,450
Taser International, Inc. (a)(d)	58,908	237,399
Teledyne Technologies, Inc. (a)(d)	25,240	1,504,304
Textron, Inc.	249,615	6,866,909
The Boeing Co.	535,144	40,109,043
TransDigm Group, Inc. (a)	39,452	4,686,503
Triumph Group, Inc.	32,470	2,071,586
United Technologies Corp.	634,327	53,201,005
		273,886,611
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	62,170	337,583
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	1,858,530
C.H. Robinson Worldwide, Inc.	126,390	8,363,226
Expeditors International of Washington, Inc.	169,939	7,414,439
FedEx Corp.	235,769	21,216,852
Forward Air Corp.	23,667	796,868
Hub Group, Inc. Class A (a)(d)	25,258	899,943
Pacer International, Inc. (a)(d)	29,688	163,878
Park-Ohio Holdings Corp. (a)	3,535	66,281
Radiant Logistics, Inc. (a)	14,104	32,439
United Parcel Service, Inc. Class B	549,869	42,279,427
UTI Worldwide, Inc.	71,523	1,154,381
XPO Logistics, Inc. (a)	5,264	88,277
		84,672,124
Airlines - 0.2%
Alaska Air Group, Inc. (a)	25,753	1,765,883
Allegiant Travel Co. (a)(d)	21,060	1,052,579
Delta Air Lines, Inc. (a)	696,399	6,831,674
Hawaiian Holdings, Inc. (a)	37,702	200,198
JetBlue Airways Corp. (a)(d)	168,034	856,973
Pinnacle Airlines Corp. (a)	11,387	13,323
Republic Airways Holdings, Inc. (a)	81,894	434,857
SkyWest, Inc. (d)	37,944	433,320
Southwest Airlines Co.	603,928	5,423,273
Spirit Airlines, Inc. (a)	15,904	310,605
United Continental Holdings, Inc. (a)(d)	250,567	5,174,209
US Airways Group, Inc. (a)	117,312	869,282
		23,366,176
Building Products - 0.2%
A.O. Smith Corp.	33,683	1,521,124
AAON, Inc.	30,814	571,600
Ameresco, Inc. Class A (a)	38,199	538,224
American Woodmark Corp.	6,981	99,200
Apogee Enterprises, Inc.	33,247	441,188
Armstrong World Industries, Inc. (a)(d)	15,342	785,817
Builders FirstSource, Inc. (a)	22,494	68,157
Fortune Brands Home & Security, Inc. (a)	128,056	2,476,603
Gibraltar Industries, Inc. (a)	39,553	546,622
Griffon Corp.	38,833	415,125
Insteel Industries, Inc.	16,775	210,694
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc. (d)	34,295	$ 1,341,963
Masco Corp. (d)	257,162	3,055,085
NCI Building Systems, Inc. (a)(d)	16,002	193,624
Owens Corning (a)	116,435	3,685,168
Quanex Building Products Corp.	24,300	413,343
Simpson Manufacturing Co. Ltd. (d)	27,187	810,716
Trex Co., Inc. (a)(d)	11,686	314,704
Universal Forest Products, Inc. (d)	19,011	611,014
USG Corp. (a)(d)	46,968	669,294
		18,769,265
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,205	31,890
ABM Industries, Inc. (d)	32,787	744,265
ACCO Brands Corp. (a)(d)	34,948	412,386
Acorn Energy, Inc.	7,981	65,843
American Reprographics Co. (a)(d)	46,203	243,952
Asset Acceptance Capital Corp. (a)	10,832	50,802
Asta Funding, Inc.	4,468	35,208
Avery Dennison Corp.	88,769	2,707,455
Casella Waste Systems, Inc. Class A (a)(d)	50,882	333,277
Cenveo, Inc. (a)(d)	56,923	222,000
Cintas Corp.	89,845	3,464,423
Clean Harbors, Inc. (a)	33,813	2,270,881
Consolidated Graphics, Inc. (a)	12,018	561,120
Copart, Inc. (a)	58,019	2,888,186
Corrections Corp. of America (a)(d)	88,360	2,214,302
Courier Corp.	15,678	169,009
Covanta Holding Corp.	92,025	1,502,768
Deluxe Corp. (d)	54,408	1,342,245
Encore Capital Group, Inc. (a)(d)	16,160	360,045
EnergySolutions, Inc. (a)(d)	104,471	439,823
EnerNOC, Inc. (a)	15,233	119,884
Ennis, Inc.	21,290	356,820
Fuel Tech, Inc. (a)	21,725	134,478
G&K Services, Inc. Class A	10,202	340,033
Healthcare Services Group, Inc.	45,556	887,431
Heritage-Crystal Clean, Inc. (a)	2,763	61,090
Herman Miller, Inc.	40,346	847,266
HNI Corp.	36,970	934,602
InnerWorkings, Inc. (a)(d)	28,532	325,265
Interface, Inc. Class A	44,100	540,225
Intersections, Inc.	7,586	88,529
Iron Mountain, Inc. (d)	166,503	5,169,918
KAR Auction Services, Inc. (a)	32,774	526,678
Kimball International, Inc. Class B	16,142	99,435
Knoll, Inc.	32,235	497,064
McGrath RentCorp.	17,562	557,594
Metalico, Inc. (a)(d)	41,543	208,546
Mine Safety Appliances Co.	26,951	993,414
Mobile Mini, Inc. (a)(d)	24,084	520,214

	Shares	Value
Multi-Color Corp.	7,946	$ 173,779
NL Industries, Inc.	5,468	80,926
Perma-Fix Environmental Services, Inc. (a)	34,689	57,931
Pitney Bowes, Inc. (d)	142,010	2,574,641
Portfolio Recovery Associates, Inc. (a)(d)	11,960	833,971
Quad/Graphics, Inc.	18,905	283,008
R.R. Donnelley & Sons Co. (d)	148,125	2,047,088
Republic Services, Inc.	262,346	7,825,781
Rollins, Inc. (d)	56,964	1,154,091
Schawk, Inc. Class A	4,209	46,594
Standard Parking Corp. (a)(d)	5,698	102,849
Standard Register Co. (d)	6,365	9,993
Steelcase, Inc. Class A (d)	74,937	657,947
Stericycle, Inc. (a)(d)	61,330	5,321,604
Swisher Hygiene, Inc. (Canada) (a)(d)	59,712	176,151
Sykes Enterprises, Inc. (a)	30,728	423,432
Team, Inc. (a)	18,138	555,023
Tetra Tech, Inc. (a)(d)	44,643	1,096,432
The Brink's Co. (d)	40,696	1,027,574
The Geo Group, Inc. (a)(d)	57,559	1,013,614
TMS International Corp.	14,898	177,286
TRC Companies, Inc. (a)(d)	4,541	23,477
Unifirst Corp. Massachusetts	12,480	749,798
United Stationers, Inc.	31,409	912,117
US Ecology, Inc.	25,366	478,656
Viad Corp.	19,833	385,950
Virco Manufacturing Co.	2,682	5,498
Waste Connections, Inc.	87,111	2,832,850
Waste Management, Inc. (d)	318,741	11,149,560
		75,445,987
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	90,995	2,124,733
Aegion Corp. (a)(d)	27,214	479,239
Argan, Inc.	3,060	45,869
Comfort Systems USA, Inc.	43,738	500,363
Dycom Industries, Inc. (a)	25,959	552,408
EMCOR Group, Inc.	48,972	1,361,422
Fluor Corp.	136,998	8,285,639
Foster Wheeler AG (a)	88,503	2,179,829
Furmanite Corp. (a)	17,662	128,933
Granite Construction, Inc. (d)	31,641	904,933
Great Lakes Dredge & Dock Corp.	39,072	277,020
Integrated Electrical Services, Inc. (a)(d)	12,011	30,508
Jacobs Engineering Group, Inc. (a)(d)	100,035	4,623,618
KBR, Inc.	110,721	4,021,387
Layne Christensen Co. (a)	15,356	371,462
MasTec, Inc. (a)	48,062	845,411
Michael Baker Corp. (a)	6,265	151,174
MYR Group, Inc. (a)	25,270	506,158
Northwest Pipe Co. (a)(d)	12,188	298,362
Orion Marine Group, Inc. (a)	15,813	115,435
Pike Electric Corp. (a)	14,023	125,225
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	17,623	$ 271,042
Quanta Services, Inc. (a)	153,212	3,202,131
Shaw Group, Inc. (a)	55,953	1,619,280
Sterling Construction Co., Inc. (a)(d)	25,870	268,272
Tutor Perini Corp. (a)	24,002	378,752
UniTek Global Services, Inc. (a)	10,175	42,023
URS Corp. (d)	61,309	2,676,138
		36,386,766
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	96,963	174,533
Active Power, Inc. (a)	52,517	36,757
Acuity Brands, Inc. (d)	30,960	1,925,402
Allied Motion Technologies, Inc.	4,209	30,094
Altair Nanotechnologies, Inc. (a)(d)	63,623	43,900
American Superconductor Corp. (a)(d)	110,872	496,707
AMETEK, Inc.	141,837	6,751,441
AZZ, Inc.	12,314	618,163
Babcock & Wilcox Co. (a)	97,803	2,517,449
Belden, Inc.	33,652	1,328,244
Brady Corp. Class A	41,502	1,325,989
Broadwind Energy, Inc. (a)	72,530	45,687
Capstone Turbine Corp. (a)(d)	582,341	646,399
Coleman Cable, Inc. (a)(d)	5,164	58,715
Cooper Industries PLC Class A	121,848	7,459,535
Emerson Electric Co.	594,548	29,911,710
Encore Wire Corp.	23,059	671,709
EnerSys (a)(d)	36,086	1,211,768
Espey Manufacturing & Electronics Corp.	2,015	49,247
Franklin Electric Co., Inc. (d)	17,393	869,824
FuelCell Energy, Inc. (a)(d)	246,058	366,626
Generac Holdings, Inc. (a)	30,944	787,215
General Cable Corp. (a)(d)	39,737	1,230,655
Global Power Equipment Group, Inc. (a)	10,454	253,510
GrafTech International Ltd. (a)	132,891	1,689,045
Hubbell, Inc. Class B	39,086	2,940,049
II-VI, Inc. (a)(d)	36,783	860,354
LSI Industries, Inc.	16,481	113,884
MagneTek, Inc. (a)	2,664	36,603
Nexxus Lighting, Inc. (a)	1,806	2,005
Ocean Power Technologies, Inc. (a)(d)	5,875	19,681
Plug Power, Inc. (a)(d)	38,179	84,757
Polypore International, Inc. (a)(d)	32,865	1,351,409
Powell Industries, Inc. (a)(d)	7,721	253,172
PowerSecure International, Inc. (a)(d)	20,869	125,005
Preformed Line Products Co.	1,689	111,592
Regal-Beloit Corp. (d)	26,752	1,805,760
Rockwell Automation, Inc.	117,791	9,420,924
Roper Industries, Inc. (d)	74,094	6,781,083
Satcon Technology Corp. (a)(d)	75,540	37,770
SL Industries, Inc. (a)	2,156	37,191
Thermon Group Holdings, Inc.	10,097	203,354

	Shares	Value
Thomas & Betts Corp. (a)	37,135	$ 2,682,261
Ultralife Corp. (a)	13,410	66,111
Valence Technology, Inc. (a)(d)	105,179	97,816
Vicor Corp.	10,982	89,174
		87,620,279
Industrial Conglomerates - 2.1%
3M Co.	518,960	45,460,896
Carlisle Companies, Inc. (d)	43,210	2,108,648
Danaher Corp.	462,943	24,457,279
General Electric Co.	8,440,000	160,782,000
Raven Industries, Inc. (d)	15,000	945,750
Seaboard Corp. (a)(d)	249	476,367
Standex International Corp.	10,804	412,821
Tyco International Ltd.	358,852	18,595,711
		253,239,472
Machinery - 2.5%
Accuride Corp. (a)	79,004	628,082
Actuant Corp. Class A (d)	48,056	1,353,738
Adept Technology, Inc. (a)	584	2,365
AGCO Corp. (a)(d)	70,548	3,642,393
Alamo Group, Inc.	14,374	386,229
Albany International Corp. Class A	29,462	704,731
Altra Holdings, Inc. (a)	19,022	370,739
American Railcar Industries, Inc. (a)	11,797	348,012
Ampco-Pittsburgh Corp.	10,414	220,881
Astec Industries, Inc. (a)(d)	12,338	468,227
Barnes Group, Inc.	31,261	865,930
Blount International, Inc. (a)	31,486	539,985
Briggs & Stratton Corp.	42,488	719,747
Cascade Corp.	11,310	602,144
Caterpillar, Inc.	464,889	53,094,973
Chart Industries, Inc. (a)(d)	21,388	1,462,725
CIRCOR International, Inc.	13,068	432,681
CLARCOR, Inc.	35,686	1,801,072
Colfax Corp. (a)(d)	35,245	1,199,035
Columbus McKinnon Corp. (NY Shares) (a)	26,972	449,084
Commercial Vehicle Group, Inc. (a)	77,079	931,885
Crane Co.	35,717	1,734,775
Cummins, Inc.	142,433	17,173,147
Deere & Co.	321,573	26,668,049
Donaldson Co., Inc.	51,141	3,755,284
Douglas Dynamics, Inc.	12,103	157,339
Dover Corp.	158,638	10,156,005
Dynamic Materials Corp.	12,763	284,743
Eastern Co.	943	18,106
Eaton Corp.	258,323	13,481,877
Energy Recovery, Inc. (a)(d)	81,715	175,687
EnPro Industries, Inc. (a)(d)	22,235	840,705
ESCO Technologies, Inc. (d)	20,247	724,640
Federal Signal Corp. (a)(d)	80,990	380,653
Flow International Corp. (a)(d)	30,791	123,164
Flowserve Corp.	41,509	4,921,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
FreightCar America, Inc.	19,411	$ 536,714
Gardner Denver, Inc.	36,882	2,533,056
Gorman-Rupp Co. (d)	14,200	409,954
Graco, Inc.	43,224	2,212,204
Graham Corp.	12,124	282,853
Greenbrier Companies, Inc. (a)(d)	15,464	390,930
Hardinge, Inc.	12,474	122,619
Harsco Corp.	57,382	1,275,602
Hurco Companies, Inc. (a)	3,319	79,092
IDEX Corp.	58,989	2,465,740
Illinois Tool Works, Inc.	345,543	19,243,290
Ingersoll-Rand PLC	273,625	10,912,165
ITT Corp.	114,023	2,844,874
John Bean Technologies Corp.	23,559	406,864
Joy Global, Inc.	93,181	8,103,020
Kadant, Inc. (a)	18,429	402,489
Kaydon Corp.	29,963	1,127,208
Kennametal, Inc. (d)	57,964	2,670,401
L.B. Foster Co. Class A	10,636	313,230
Lincoln Electric Holdings, Inc.	88,988	4,110,356
Lindsay Corp.	10,287	674,724
Lydall, Inc. (a)	9,770	89,005
Manitowoc Co., Inc.	95,250	1,499,235
Meritor, Inc. (a)	87,590	649,042
Met-Pro Corp.	5,616	49,814
Middleby Corp. (a)(d)	16,713	1,633,529
Miller Industries, Inc.	10,768	170,565
Mueller Industries, Inc.	27,692	1,273,832
Mueller Water Products, Inc. Class A	87,385	259,533
NACCO Industries, Inc. Class A	5,119	500,638
Navistar International Corp. (a)	55,357	2,312,815
NN, Inc. (a)(d)	12,121	108,362
Nordson Corp.	45,409	2,496,133
Omega Flex, Inc. (a)	258	4,069
Oshkosh Truck Corp. (a)	75,655	1,763,518
PACCAR, Inc.	301,814	13,886,462
Pall Corp.	84,786	5,379,672
Parker Hannifin Corp.	124,049	11,140,841
Pentair, Inc. (d)	68,772	2,647,722
PMFG, Inc. (a)	15,367	252,172
RBC Bearings, Inc. (a)(d)	21,831	993,529
Robbins & Myers, Inc.	32,129	1,568,216
Sauer-Danfoss, Inc. (a)	13,027	705,282
Snap-On, Inc.	40,414	2,470,508
SPX Corp.	36,737	2,686,944
Stanley Black & Decker, Inc.	128,823	9,893,606
Sun Hydraulics Corp.	19,343	635,611
Tecumseh Products Co. Class A (non-vtg.) (a)	18,712	85,888
Tennant Co.	13,999	574,519
Terex Corp. (a)	80,585	2,046,053

	Shares	Value
Timken Co.	55,895	$ 2,928,898
Titan International, Inc.	31,894	785,868
Toro Co. (d)	24,680	1,671,823
TriMas Corp. (a)(d)	21,882	530,201
Trinity Industries, Inc. (d)	57,002	1,981,390
Twin Disc, Inc. (d)	7,177	229,377
Valmont Industries, Inc. (d)	15,781	1,752,796
Wabash National Corp. (a)(d)	74,589	787,660
WABCO Holdings, Inc. (a)	48,843	2,905,670
Wabtec Corp.	49,289	3,683,367
Watts Water Technologies, Inc. Class A (d)	38,674	1,529,170
Woodward, Inc.	51,161	2,239,317
Xylem, Inc.	140,492	3,649,982
		304,390,573
Marine - 0.0%
Alexander & Baldwin, Inc.	29,287	1,359,210
Baltic Trading Ltd.	21,117	96,716
Eagle Bulk Shipping, Inc. (a)(d)	76,396	122,234
Genco Shipping & Trading Ltd. (a)(d)	78,839	540,047
International Shipholding Corp.	7,999	171,979
Kirby Corp. (a)(d)	38,314	2,629,107
		4,919,293
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	31,494	1,244,013
Advisory Board Co. (a)(d)	15,789	1,277,962
Barrett Business Services, Inc.	3,040	51,741
CBIZ, Inc. (a)(d)	37,390	243,035
CDI Corp.	6,150	92,312
Corporate Executive Board Co.	26,015	1,078,062
CoStar Group, Inc. (a)(d)	17,606	1,056,008
CRA International, Inc. (a)	15,589	371,174
CTPartners Executive Search, Inc. (a)	859	5,961
Dolan Co. (a)(d)	21,177	190,169
Dun & Bradstreet Corp.	36,211	2,992,839
Equifax, Inc.	88,390	3,715,916
Exponent, Inc. (a)(d)	15,525	748,616
Franklin Covey Co. (a)	2,282	20,082
FTI Consulting, Inc. (a)(d)	36,212	1,451,015
GP Strategies Corp. (a)	3,391	53,103
Heidrick & Struggles International, Inc.	22,259	452,303
Hill International, Inc. (a)	13,945	74,745
Hudson Highland Group, Inc. (a)(d)	8,927	39,904
Huron Consulting Group, Inc. (a)	16,504	630,123
ICF International, Inc. (a)	17,107	443,585
IHS, Inc. Class A (a)(d)	41,214	3,897,608
Insperity, Inc.	15,769	475,120
Kelly Services, Inc. Class A (non-vtg.)	19,294	289,410
Kforce, Inc. (a)(d)	25,995	366,530
Korn/Ferry International (a)(d)	33,723	538,556
Manpower, Inc.	59,376	2,557,324
Mastech Holdings, Inc. (a)	299	1,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
MISTRAS Group, Inc. (a)	12,788	$ 286,451
Navigant Consulting, Inc. (a)(d)	41,733	563,813
Nielsen Holdings B.V. (a)	48,341	1,425,576
Odyssey Marine Exploration, Inc. (a)(d)	19,002	57,956
On Assignment, Inc. (a)	26,316	365,266
Pendrell Corp. (a)	126,539	306,224
RCM Technologies, Inc. (a)	1,203	6,508
Resources Connection, Inc.	43,312	566,088
Robert Half International, Inc.	105,423	2,997,176
RPX Corp.	12,247	206,362
Spherix, Inc. (a)	232	188
Towers Watson & Co.	48,457	3,098,341
TrueBlue, Inc. (a)	38,883	643,902
Verisk Analytics, Inc. (a)	106,319	4,624,877
VSE Corp.	1,834	44,805
		39,552,337
Road & Rail - 0.9%
AMERCO	6,519	678,889
Arkansas Best Corp. (d)	18,872	335,922
Avis Budget Group, Inc. (a)(d)	78,355	1,010,780
Celadon Group, Inc.	57,193	844,169
Con-way, Inc. (d)	37,353	1,103,781
Covenant Transport Group, Inc. Class A (a)	9,633	31,307
CSX Corp.	852,220	17,905,142
Dollar Thrifty Automotive Group, Inc. (a)	19,104	1,450,185
Genesee & Wyoming, Inc. Class A (a)(d)	27,283	1,621,156
Heartland Express, Inc. (d)	35,341	511,384
Hertz Global Holdings, Inc. (a)(d)	176,222	2,519,975
J.B. Hunt Transport Services, Inc.	80,895	4,142,633
Kansas City Southern (a)(d)	80,222	5,581,847
Knight Transportation, Inc.	36,896	632,028
Landstar System, Inc. (d)	32,065	1,733,434
Marten Transport Ltd.	20,799	434,075
Norfolk Southern Corp.	270,164	18,614,300
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,011,902
Patriot Transportation Holding, Inc. (a)	1,312	29,520
Providence & Worcester Railroad Co.	4,631	67,520
Quality Distribution, Inc. (a)	25,189	327,709
RailAmerica, Inc. (a)	21,609	445,145
Roadrunner Transportation Systems, Inc. (a)	7,586	135,410
Ryder System, Inc.	36,836	1,960,780
Saia, Inc. (a)	11,656	190,109
Swift Transporation Co. (a)	51,169	599,701
Union Pacific Corp.	385,211	42,469,513
Universal Truckload Services, Inc.	2,515	39,209
USA Truck, Inc. (a)	1,841	15,059
Werner Enterprises, Inc. (d)	39,422	954,801

	Shares	Value
YRC Worldwide, Inc. (a)	240	$ 2,194
Zipcar, Inc. (a)(d)	19,521	253,968
		108,653,547
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	269,475
AeroCentury Corp. (a)	688	6,811
Air Lease Corp. Class A (d)	53,855	1,324,294
Aircastle Ltd.	32,942	448,341
Applied Industrial Technologies, Inc.	26,028	1,045,545
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,047,353
BlueLinx Corp. (a)	17,176	40,192
CAI International, Inc. (a)(d)	7,670	154,551
DXP Enterprises, Inc. (a)	1,851	68,487
Essex Rental Corp. (a)(d)	16,688	61,912
Fastenal Co. (d)	252,177	13,284,684
GATX Corp.	32,405	1,409,293
H&E Equipment Services, Inc. (a)(d)	17,348	299,947
Houston Wire & Cable Co.	15,647	222,187
Interline Brands, Inc. (a)(d)	20,339	418,170
Kaman Corp.	17,880	616,681
Lawson Products, Inc.	3,745	61,081
MSC Industrial Direct Co., Inc. Class A	35,219	2,796,741
RSC Holdings, Inc. (a)	42,293	941,865
Rush Enterprises, Inc. Class A (a)(d)	25,276	602,074
TAL International Group, Inc.	16,704	602,012
Textainer Group Holdings Ltd.	13,061	433,886
Titan Machinery, Inc. (a)	17,235	451,385
United Rentals, Inc. (a)(d)	47,810	1,992,721
W.W. Grainger, Inc.	52,656	10,938,231
Watsco, Inc.	17,655	1,260,390
WESCO International, Inc. (a)(d)	30,088	1,892,234
Willis Lease Finance Corp. (a)	2,006	29,027
		42,719,570
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	18,229	268,149
TOTAL INDUSTRIALS		1,353,890,149
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	46,234	1,409,212
ADTRAN, Inc. (d)	45,765	1,613,216
Alliance Fiber Optic Products, Inc. (a)	8,067	74,781
Ambient Corp. (a)	1,932	9,274
Anaren, Inc. (a)	31,499	552,492
Arris Group, Inc. (a)	84,319	960,393
Aruba Networks, Inc. (a)(d)	71,459	1,542,800
Aviat Networks, Inc. (a)	66,605	175,171
Bel Fuse, Inc. Class B (non-vtg.)	7,032	122,919
Black Box Corp.	16,753	450,991
Blonder Tongue Laboratories, Inc. (a)	3,352	4,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	336,853	$ 1,947,010
CalAmp Corp. (a)	8,197	35,247
Calix Networks, Inc. (a)	19,283	174,318
Ciena Corp. (a)	64,815	967,040
Cisco Systems, Inc.	4,278,965	85,065,824
Communications Systems, Inc.	4,311	62,768
Comtech Telecommunications Corp. (d)	22,438	724,074
Comverse Technology, Inc. (a)	148,465	953,145
Digi International, Inc. (a)(d)	21,456	241,165
Ditech Networks, Inc. (a)	7,261	6,463
EchoStar Holding Corp. Class A (a)	36,937	1,107,002
EMCORE Corp. (a)(d)	14,874	64,553
Emulex Corp. (a)	66,808	698,812
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	371,059
F5 Networks, Inc. (a)	59,599	7,447,491
Finisar Corp. (a)(d)	64,308	1,304,809
Globecomm Systems, Inc. (a)	11,676	169,185
Harmonic, Inc. (a)	75,490	444,636
Harris Corp.	108,567	4,736,778
Infinera Corp. (a)(d)	68,698	546,836
InterDigital, Inc. (d)	33,368	1,262,979
Ixia (a)(d)	32,033	442,696
JDS Uniphase Corp. (a)(d)	177,119	2,309,632
Juniper Networks, Inc. (a)	460,375	10,478,135
KVH Industries, Inc. (a)	19,663	179,720
Lantronix, Inc. (a)	71	209
Loral Space & Communications Ltd. (a)	9,406	670,083
Meru Networks, Inc. (a)(d)	20,865	98,483
Motorola Mobility Holdings, Inc. (a)	255,327	10,136,482
Motorola Solutions, Inc.	227,709	11,339,908
NETGEAR, Inc. (a)(d)	32,032	1,203,442
Network Engines, Inc. (a)	28,981	41,153
Network Equipment Technologies, Inc. (a)(d)	15,181	10,946
NumereX Corp. Class A (a)(d)	2,670	25,979
Oclaro, Inc. (a)(d)	28,804	124,433
Oplink Communications, Inc. (a)	15,273	250,630
Opnext, Inc. (a)	39,034	39,424
Optical Cable Corp.	564	1,974
ORBCOMM, Inc. (a)(d)	20,031	64,700
Parkervision, Inc. (a)(d)	34,215	28,330
PC-Tel, Inc.	2,259	16,604
Performance Technologies, Inc. (a)	2,977	5,984
Plantronics, Inc.	39,954	1,490,284
Polycom, Inc. (a)	189,613	3,915,508
Powerwave Technologies, Inc. (a)(d)	17,873	25,380
Procera Networks, Inc. (a)	21,122	411,034
QUALCOMM, Inc.	1,339,659	83,299,997
Riverbed Technology, Inc. (a)(d)	114,012	3,245,922

	Shares	Value
ShoreTel, Inc. (a)(d)	4,948	$ 26,571
Sonus Networks, Inc. (a)(d)	223,825	653,569
Sycamore Networks, Inc. (a)	13,906	256,844
Symmetricom, Inc. (a)(d)	21,713	127,455
Tellabs, Inc.	247,829	981,403
Telular Corp.	1,806	13,581
Tessco Technologies, Inc.	3,361	61,574
Ubiquiti Networks, Inc. (d)	4,528	118,996
UTStarcom Holdings Corp. (a)	124,511	174,315
ViaSat, Inc. (a)(d)	30,912	1,425,971
Westell Technologies, Inc. Class A (a)	20,974	48,030
Zhone Technologies, Inc. (a)	5,862	7,034
Zoom Technologies, Inc. (a)(d)	31,336	39,170
		249,038,453
Computers & Peripherals - 4.6%
3D Systems Corp. (a)(d)	26,596	595,750
Apple, Inc. (a)	743,137	403,107,204
Astro-Med, Inc.	4,606	37,263
Avid Technology, Inc. (a)(d)	34,710	369,662
Concurrent Computer Corp. (a)	987	3,672
Cray, Inc. (a)	32,010	255,120
Datalink Corp. (a)	9,248	78,700
Dataram Corp. (a)	3,336	2,635
Dell, Inc. (a)	1,327,547	22,966,563
Diebold, Inc.	54,057	2,115,250
Dot Hill Systems Corp. (a)(d)	82,138	114,172
Electronics for Imaging, Inc. (a)	55,580	887,057
EMC Corp. (a)(d)	1,649,316	45,669,560
Fusion-io, Inc. (d)	9,114	248,812
Hauppauge Digital, Inc. (a)	430	555
Hewlett-Packard Co.	1,598,167	40,449,607
Hutchinson Technology, Inc. (a)(d)	26,208	56,871
iGO, Inc. (a)	68,212	47,748
Imation Corp. (a)	19,750	123,438
Immersion Corp. (a)	33,895	219,979
Intermec, Inc. (a)(d)	37,733	282,243
Interphase Corp. (a)	10,718	53,054
Intevac, Inc. (a)	17,689	139,743
Lexmark International, Inc. Class A	56,069	2,067,825
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	113,005	2,454,469
NetApp, Inc. (a)(d)	322,353	13,861,179
Novatel Wireless, Inc. (a)	27,517	94,383
OCZ Technology Group, Inc. (a)(d)	45,585	391,575
Overland Storage, Inc. (a)	596	1,377
Presstek, Inc. (a)	7,291	4,448
QLogic Corp. (a)(d)	79,628	1,368,805
Quantum Corp. (a)(d)	153,724	404,294
Rimage Corp.	6,017	65,886
SanDisk Corp. (a)	191,635	9,478,267
Scan-Optics, Inc. (a)	300	0
Seagate Technology	321,490	8,442,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	32,579	$ 315,691
STEC, Inc. (a)(d)	29,627	287,086
Stratasys, Inc. (a)(d)	19,165	706,039
Super Micro Computer, Inc. (a)(d)	26,807	443,388
Synaptics, Inc. (a)	22,919	842,273
Transact Technologies, Inc. (a)	3,411	22,990
USA Technologies, Inc. (a)	26,460	26,989
Video Display Corp. (a)	2,957	17,298
Western Digital Corp. (a)	203,569	7,990,083
		567,111,330
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	3,453
Aeroflex Holding Corp. (a)	11,165	122,480
Agilysys, Inc. (a)(d)	29,298	235,849
Amphenol Corp. Class A	129,122	7,225,667
Anixter International, Inc. (a)(d)	21,905	1,523,274
Arrow Electronics, Inc. (a)	85,228	3,421,904
Avnet, Inc. (a)	111,339	3,979,256
AVX Corp.	35,625	471,675
Badger Meter, Inc.	27,105	871,968
Benchmark Electronics, Inc. (a)(d)	50,023	821,378
Brightpoint, Inc. (a)	109,219	961,127
Checkpoint Systems, Inc. (a)(d)	27,013	299,844
Clearfield, Inc. (a)	2,407	13,648
Cognex Corp.	33,219	1,416,458
Coherent, Inc. (a)(d)	20,405	1,132,069
Comverge, Inc. (a)	37,629	51,928
Corning, Inc.	1,309,123	17,070,964
CTS Corp. (d)	18,339	182,473
Daktronics, Inc. (d)	32,196	289,764
DDi Corp.	2,322	25,240
Document Security Systems, Inc. (a)(d)	5,625	25,481
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,588,813
DTS, Inc. (a)(d)	18,857	529,505
Echelon Corp. (a)(d)	32,190	158,375
Electro Rent Corp.	7,772	140,285
Electro Scientific Industries, Inc.	21,640	299,498
eMagin Corp. (a)	5,084	16,116
Fabrinet (a)	16,812	300,430
FARO Technologies, Inc. (a)(d)	18,648	1,034,218
FEI Co. (a)(d)	28,037	1,248,207
FLIR Systems, Inc.	126,251	3,303,989
Frequency Electronics, Inc. (a)	430	3,479
Giga-Tronics, Inc. (a)	2,579	3,275
GTSI Corp. (a)	2,043	9,643
I. D. Systems Inc. (a)	6,071	37,397
Identive Group, Inc. (a)(d)	86,261	191,499
IEC Electronics Corp. (a)	86	410
Ingram Micro, Inc. Class A (a)	145,788	2,788,924
Insight Enterprises, Inc. (a)	31,583	660,085

	Shares	Value
IPG Photonics Corp. (a)(d)	18,873	$ 993,286
Iteris, Inc. (a)	1,032	1,548
Itron, Inc. (a)(d)	29,456	1,308,436
Jabil Circuit, Inc.	146,454	3,782,907
KEMET Corp. (a)	26,217	236,215
LeCroy Corp. (a)	12,224	111,972
LightPath Technologies, Inc. Class A (a)	376	669
Littelfuse, Inc.	21,280	1,126,350
LoJack Corp. (a)	24,621	90,605
LRAD Corp. (a)	56,581	80,345
Maxwell Technologies, Inc. (a)	15,285	278,034
Measurement Specialties, Inc. (a)(d)	15,282	496,971
Mercury Computer Systems, Inc. (a)(d)	23,393	336,157
Mesa Laboratories, Inc.	2,184	116,822
Methode Electronics, Inc. Class A	27,713	253,574
Micronetics, Inc. (a)	977	8,197
MicroVision, Inc. (a)(d)	33,139	107,039
MOCON, Inc.	2,209	37,995
Molex, Inc.	125,980	3,414,058
MTS Systems Corp.	16,730	821,610
Multi-Fineline Electronix, Inc. (a)	10,240	269,926
National Instruments Corp. (d)	77,745	2,068,017
NeoPhotonics Corp.	11,524	61,423
NetList, Inc. (a)(d)	67,152	233,689
Newport Corp. (a)	23,268	389,041
OSI Systems, Inc. (a)	17,430	1,028,370
Park Electrochemical Corp.	16,314	464,949
PC Connection, Inc.	4,375	39,113
PC Mall, Inc. (a)	4,077	24,666
Planar Systems, Inc. (a)	2,277	4,668
Plexus Corp. (a)(d)	33,577	1,165,122
Power-One, Inc. (a)	66,414	288,237
Pulse Electronics Corp.	50,135	154,416
RadiSys Corp. (a)	9,220	69,058
RealD, Inc. (a)(d)	37,860	446,748
Research Frontiers, Inc. (a)	1,719	6,017
Richardson Electronics Ltd.	14,373	176,213
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	522,454
Rogers Corp. (a)	16,870	625,708
Sanmina-SCI Corp. (a)	57,434	666,234
ScanSource, Inc. (a)(d)	19,738	730,306
SYNNEX Corp. (a)(d)	16,578	683,511
TE Connectivity Ltd.	360,324	13,169,842
Tech Data Corp. (a)(d)	34,347	1,836,878
Trimble Navigation Ltd. (a)(d)	112,371	5,651,138
TTM Technologies, Inc. (a)(d)	45,522	533,063
Universal Display Corp. (a)(d)	32,522	1,343,484
Viasystems Group, Inc. (a)	4,710	87,229
Vishay Intertechnology, Inc. (a)(d)	124,817	1,530,256
Vishay Precision Group, Inc. (a)	9,596	140,965
Wayside Technology Group, Inc.	1,232	15,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)(d)	25,574	$ 115,850
Zygo Corp. (a)	9,828	188,501
		100,793,638
Internet Software & Services - 1.8%
Active Network, Inc.	16,913	270,608
Akamai Technologies, Inc. (a)	148,200	5,335,200
Ancestry.com, Inc. (a)(d)	20,613	469,564
AOL, Inc. (a)(d)	78,638	1,412,338
Autobytel, Inc. (a)	5,742	5,570
Bankrate, Inc.	33,840	806,746
Carbonite, Inc. (d)	4,801	46,522
comScore, Inc. (a)	21,331	469,069
Constant Contact, Inc. (a)(d)	22,301	674,382
Cornerstone OnDemand, Inc.	13,725	284,657
Crexendo, Inc.	6,585	26,999
DealerTrack Holdings, Inc. (a)	34,664	965,392
Demand Media, Inc. (a)	24,152	165,683
Dice Holdings, Inc. (a)(d)	35,391	314,272
Digital River, Inc. (a)	26,434	466,560
EarthLink, Inc.	80,611	602,164
EasyLink Services International Corp. (a)	13,300	62,111
eBay, Inc. (a)	908,088	32,455,065
eGain Communications Corp. (a)	8,558	44,587
Equinix, Inc. (a)(d)	42,644	5,977,836
FriendFinder Networks, Inc. (a)(d)	17,170	35,027
GlowPoint, Inc. (a)	18,770	55,559
Google, Inc. Class A (a)	200,534	123,980,146
IAC/InterActiveCorp	59,783	2,726,105
InfoSpace, Inc. (a)	32,776	380,529
Internap Network Services Corp. (a)(d)	34,998	261,785
IntraLinks Holdings, Inc. (a)	36,458	214,373
iPass, Inc. (a)	22,438	48,466
j2 Global, Inc.	32,417	958,571
Keynote Systems, Inc.	17,976	357,543
KIT Digital, Inc. (a)(d)	29,076	293,958
Limelight Networks, Inc. (a)(d)	33,081	124,385
LinkedIn Corp. (a)(d)	12,270	1,065,895
Liquidity Services, Inc. (a)(d)	21,953	949,467
LivePerson, Inc. (a)(d)	31,684	477,795
Local.com Corp. (a)(d)	17,671	42,057
LogMeIn, Inc. (a)	22,955	846,121
LoopNet, Inc. (a)	32,780	603,152
Marchex, Inc. Class B	28,685	123,059
Monster Worldwide, Inc. (a)(d)	89,914	624,003
Move, Inc. (a)	35,516	311,120
NIC, Inc. (d)	64,465	779,382
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	15,333	743,651
Openwave Systems, Inc. (a)(d)	76,683	185,573
Perficient, Inc. (a)	14,607	176,453
quepasa.com, Inc. (a)(d)	18,724	73,773

	Shares	Value
QuinStreet, Inc. (a)	17,620	$ 184,129
Rackspace Hosting, Inc. (a)	84,736	4,426,609
RealNetworks, Inc.	22,443	227,796
Responsys, Inc.	13,609	164,261
Saba Software, Inc. (a)	20,826	244,081
SciQuest, Inc. (a)	7,578	114,049
Selectica, Inc. (a)	552	2,539
SPS Commerce, Inc. (a)	5,106	126,884
Stamps.com, Inc. (a)(d)	5,476	141,555
Support.com, Inc. (a)	101,132	333,736
Synacor, Inc.	5,439	26,542
TechTarget, Inc. (a)	1,217	8,397
TheStreet.com, Inc.	3,696	6,801
Travelzoo, Inc. (a)(d)	5,383	136,728
United Online, Inc. (d)	71,982	364,229
ValueClick, Inc. (a)(d)	56,521	1,175,637
VeriSign, Inc. (d)	129,741	4,793,930
VistaPrint Ltd. (a)(d)	28,654	1,165,645
Vocus, Inc. (a)(d)	23,379	316,318
Web.com, Inc. (a)	17,847	236,294
WebMD Health Corp. (a)	42,405	1,053,764
WebMediaBrands, Inc. (a)	1,032	702
XO Group, Inc. (a)(d)	22,964	207,595
Yahoo!, Inc. (a)	952,403	14,124,136
Zillow, Inc. (a)	2,697	86,088
Zix Corp. (a)	43,773	128,255
		217,089,990
IT Services - 3.5%
Accenture PLC Class A	559,482	33,311,558
Acxiom Corp. (a)	52,919	742,983
Alliance Data Systems Corp. (a)(d)	49,861	6,051,131
Automatic Data Processing, Inc.	397,015	21,565,855
Booz Allen Hamilton Holding Corp. Class A	8,727	160,664
Broadridge Financial Solutions, Inc.	87,381	2,126,854
CACI International, Inc. Class A (a)(d)	20,462	1,210,123
Cardtronics, Inc. (a)	30,845	820,169
Cass Information Systems, Inc.	1,428	54,964
Ciber, Inc. (a)	53,912	236,135
Cognizant Technology Solutions Corp. Class A (a)	249,816	17,724,445
Computer Sciences Corp. (d)	116,344	3,695,085
Computer Task Group, Inc. (a)	1,648	24,242
Convergys Corp. (a)(d)	80,658	1,038,875
CoreLogic, Inc. (a)	76,798	1,181,153
CSG Systems International, Inc. (a)(d)	26,552	425,098
CSP, Inc.	3,696	14,119
DST Systems, Inc.	26,518	1,405,454
Dynamics Research Corp. (a)(d)	2,443	22,280
Echo Global Logistics, Inc. (a)(d)	7,746	144,076
Edgewater Technology, Inc. (a)	2,875	10,753
EPAM Systems, Inc.	6,277	88,568
Euronet Worldwide, Inc. (a)(d)	36,875	711,319
ExlService Holdings, Inc. (a)	13,702	381,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	242,609	$ 7,697,984
Fiserv, Inc. (a)	126,468	8,384,828
FleetCor Technologies, Inc. (a)	22,298	825,695
Forrester Research, Inc.	10,441	336,513
Gartner, Inc. Class A (a)	61,997	2,495,999
Genpact Ltd. (a)	69,465	1,112,829
Global Cash Access Holdings, Inc. (a)(d)	58,402	324,715
Global Payments, Inc.	61,860	3,193,213
Hackett Group, Inc. (a)	5,515	26,582
Heartland Payment Systems, Inc.	30,852	873,729
Higher One Holdings, Inc. (a)(d)	21,234	312,140
IBM Corp.	946,365	186,178,386
iGate Corp. (a)(d)	19,383	337,846
Innodata Isogen, Inc. (a)	9,444	54,114
Jack Henry & Associates, Inc. (d)	64,694	2,182,776
Lender Processing Services, Inc.	62,754	1,383,098
Lionbridge Technologies, Inc. (a)	34,685	89,834
ManTech International Corp. Class A	23,021	772,124
MasterCard, Inc. Class A	81,964	34,424,880
Mattersight Corp. (a)	4,307	24,722
Maximus, Inc.	30,123	1,256,430
ModusLink Global Solutions, Inc.	31,030	172,527
MoneyGram International, Inc. (a)	47,720	855,142
NCI, Inc. Class A (a)(d)	12,261	88,279
NeuStar, Inc. Class A (a)(d)	51,899	1,819,060
Online Resources Corp. (a)	26,280	78,840
Paychex, Inc. (d)	246,065	7,701,835
PFSweb, Inc. (a)	1,815	5,082
PRG-Schultz International, Inc. (a)	5,640	31,471
SAIC, Inc. (a)(d)	273,792	3,345,738
Sapient Corp. (d)	97,843	1,222,059
ServiceSource International, Inc.	26,438	444,158
StarTek, Inc. (a)	1,950	3,959
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	29,228	89,730
Syntel, Inc.	16,557	847,718
Teletech Holdings, Inc. (a)	19,293	294,604
Teradata Corp. (a)	126,713	8,432,750
The Management Network Group, Inc. (a)	206	515
The Western Union Co.	477,567	8,343,095
TNS, Inc. (a)	26,351	483,014
Total System Services, Inc.	136,562	2,987,977
TSR, Inc. (a)	43	189
Unisys Corp. (a)	35,389	661,067
VeriFone Systems, Inc. (a)(d)	74,468	3,566,273
Virtusa Corp. (a)	2,325	36,340
Visa, Inc. Class A	393,010	45,734,574
Wright Express Corp. (a)(d)	27,520	1,702,938
		434,384,464

	Shares	Value
Office Electronics - 0.1%
Xerox Corp.	1,207,010	$ 9,933,692
Zebra Technologies Corp. Class A (a)	39,540	1,519,918
		11,453,610
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)(d)	31,081	372,972
Advanced Micro Devices, Inc. (a)(d)	423,974	3,116,209
AEHR Test Systems (a)	3,126	2,501
Aetrium, Inc. (a)	2,064	1,754
Altera Corp.	244,713	9,409,215
Amkor Technology, Inc. (a)(d)	114,967	734,639
Amtech Systems, Inc. (a)(d)	12,381	108,458
ANADIGICS, Inc. (a)(d)	39,656	101,916
Analog Devices, Inc.	259,067	10,158,017
Applied Materials, Inc.	1,081,624	13,239,078
Applied Micro Circuits Corp. (a)(d)	73,605	499,042
Atmel Corp. (a)(d)	322,880	3,264,317
ATMI, Inc. (a)	23,384	515,150
AuthenTec, Inc. (a)	7,194	25,179
Axcelis Technologies, Inc. (a)	75,586	125,473
AXT, Inc. (a)	22,615	129,584
Broadcom Corp. Class A	387,137	14,382,140
Brooks Automation, Inc.	46,495	555,615
BTU International, Inc. (a)	4,067	11,998
Cabot Microelectronics Corp.	23,133	1,162,433
Cavium, Inc. (a)(d)	36,402	1,300,643
Ceva, Inc. (a)(d)	14,448	356,143
Cirrus Logic, Inc. (a)(d)	43,561	1,027,168
Cohu, Inc.	18,095	203,026
Cree, Inc. (a)(d)	80,092	2,425,987
CVD Equipment Corp. (a)(d)	24,298	279,670
Cymer, Inc. (a)(d)	24,391	1,121,498
Cypress Semiconductor Corp. (d)	184,808	3,187,938
Diodes, Inc. (a)(d)	26,894	668,047
DSP Group, Inc. (a)	34,788	222,295
Entegris, Inc. (a)	103,421	934,926
Entropic Communications, Inc. (a)(d)	53,522	329,963
Exar Corp. (a)	27,190	190,330
Fairchild Semiconductor International, Inc. (a)	99,102	1,445,898
First Solar, Inc. (a)(d)	47,554	1,535,994
FormFactor, Inc. (a)	37,840	193,362
FSI International, Inc. (a)(d)	26,930	107,181
GSI Technology, Inc. (a)	4,316	19,854
GT Advanced Technologies, Inc. (a)(d)	91,707	785,012
Hittite Microwave Corp. (a)(d)	19,341	1,105,918
Ikanos Communications, Inc. (a)	35,040	26,301
Inphi Corp. (a)	9,279	133,246
Integrated Device Technology, Inc. (a)	100,471	694,255
Integrated Silicon Solution, Inc. (a)	27,085	286,559
Intel Corp.	4,067,111	109,323,944
International Rectifier Corp. (a)	50,327	1,129,841
Intersil Corp. Class A (d)	88,851	1,005,793
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intest Corp. (a)	2,175	$ 7,547
IXYS Corp. (a)(d)	37,153	443,235
KLA-Tencor Corp.	134,341	6,502,104
Kopin Corp. (a)(d)	42,598	153,353
Kulicke & Soffa Industries, Inc. (a)	54,346	611,936
Lam Research Corp. (a)(d)	90,374	3,768,596
Lattice Semiconductor Corp. (a)	136,230	897,756
Linear Technology Corp.	156,591	5,242,667
LSI Corp. (a)	436,463	3,753,582
LTX-Credence Corp. (a)	48,731	328,934
Marvell Technology Group Ltd. (a)	448,792	6,731,880
Mattson Technology, Inc. (a)	39,367	108,259
Maxim Integrated Products, Inc.	221,144	6,167,706
MaxLinear, Inc. Class A (a)	10,522	57,871
MEMC Electronic Materials, Inc. (a)(d)	169,051	664,370
Micrel, Inc.	33,398	356,357
Microchip Technology, Inc. (d)	142,451	5,138,208
Micron Technology, Inc. (a)(d)	676,849	5,787,059
Microsemi Corp. (a)(d)	62,713	1,311,956
Mindspeed Technologies, Inc. (a)	20,470	133,260
MIPS Technologies, Inc. (a)(d)	41,504	239,063
MKS Instruments, Inc.	37,798	1,132,050
Monolithic Power Systems, Inc. (a)	35,284	655,930
MoSys, Inc. (a)(d)	9,566	36,542
Nanometrics, Inc. (a)(d)	28,664	503,053
Novellus Systems, Inc. (a)	59,418	2,761,749
NVE Corp. (a)(d)	6,043	323,301
NVIDIA Corp. (a)	448,017	6,787,458
Omnivision Technologies, Inc. (a)(d)	44,394	726,730
ON Semiconductor Corp. (a)	400,227	3,630,059
PDF Solutions, Inc. (a)	4,311	34,617
Pericom Semiconductor Corp. (a)	17,514	134,683
Photronics, Inc. (a)(d)	74,723	523,808
Pixelworks, Inc. (a)	11,868	28,246
PLX Technology, Inc. (a)(d)	29,807	104,623
PMC-Sierra, Inc. (a)	166,615	1,144,645
Power Integrations, Inc.	28,590	1,066,407
QuickLogic Corp. (a)(d)	26,338	68,479
Rambus, Inc. (a)	76,083	538,668
Ramtron International Corp. (a)	22,353	42,471
RF Micro Devices, Inc. (a)(d)	198,693	947,766
Rubicon Technology, Inc. (a)(d)	18,271	163,891
Rudolph Technologies, Inc. (a)(d)	17,933	176,999
Semtech Corp. (a)(d)	45,838	1,316,009
Sigma Designs, Inc. (a)	22,818	131,204
Silicon Image, Inc. (a)	84,424	436,472
Silicon Laboratories, Inc. (a)(d)	30,879	1,383,379
Skyworks Solutions, Inc. (a)(d)	197,217	5,318,942
Spansion, Inc. Class A (a)	25,556	327,117
Standard Microsystems Corp. (a)(d)	24,875	636,551
STR Holdings, Inc. (a)(d)	37,233	264,354

	Shares	Value
SunPower Corp. (a)	29,517	$ 222,263
Supertex, Inc. (a)	19,548	360,856
Teradyne, Inc. (a)(d)	178,524	2,931,364
Tessera Technologies, Inc. (a)	33,779	567,487
Texas Instruments, Inc.	941,830	31,410,031
TranSwitch Corp. (a)	16,133	45,656
Trio-Tech International (a)	3,696	7,392
TriQuint Semiconductor, Inc. (a)(d)	138,618	892,700
Ultra Clean Holdings, Inc. (a)	12,895	105,352
Ultratech, Inc. (a)	31,408	854,612
Veeco Instruments, Inc. (a)(d)	36,173	978,118
Vitesse Semiconductor Corp. (a)(d)	9,484	37,746
Volterra Semiconductor Corp. (a)(d)	28,138	864,681
Xilinx, Inc. (d)	198,755	7,340,022
		314,326,664
Software - 3.8%
Accelrys, Inc. (a)	29,972	237,978
ACI Worldwide, Inc. (a)	37,489	1,416,334
Activision Blizzard, Inc. (d)	335,744	4,012,141
Actuate Corp. (a)	42,170	254,707
Adobe Systems, Inc. (a)	404,590	13,306,965
Advent Software, Inc. (a)(d)	32,795	843,815
American Software, Inc. Class A	3,798	31,561
ANSYS, Inc. (a)(d)	71,510	4,518,002
Ariba, Inc. (a)(d)	71,414	2,247,399
Aspen Technology, Inc. (a)(d)	68,551	1,409,409
Autodesk, Inc. (a)	171,089	6,475,719
Bitstream, Inc. Class A (a)	5,202	28,039
Blackbaud, Inc.	29,935	944,449
BMC Software, Inc. (a)	131,423	4,920,477
Bottomline Technologies, Inc. (a)(d)	23,633	664,087
BroadSoft, Inc. (a)	20,047	729,109
BSQUARE Corp. (a)	11,182	37,348
CA, Inc.	338,055	9,137,627
Cadence Design Systems, Inc. (a)(d)	209,415	2,464,815
Callidus Software, Inc. (a)(d)	12,639	93,655
Citrix Systems, Inc. (a)	157,066	11,739,113
CommVault Systems, Inc. (a)(d)	36,151	1,864,307
Compuware Corp. (a)	146,255	1,317,758
Concur Technologies, Inc. (a)(d)	32,419	1,911,100
Convio, Inc. (a)	5,835	91,376
Datawatch Corp. (a)	1,950	27,222
Deltek, Inc. (a)	2,618	28,877
Digimarc Corp. (a)	1,836	51,206
Ebix, Inc. (d)	31,393	731,457
Electronic Arts, Inc. (a)	249,134	4,068,358
Ellie Mae, Inc.	10,964	91,549
EPIQ Systems, Inc. (d)	38,746	445,192
ePlus, Inc. (a)	762	24,399
FactSet Research Systems, Inc.	29,192	2,551,381
Fair Isaac Corp.	37,437	1,515,450
FalconStor Software, Inc. (a)	21,866	62,318
Fonix Corp. (a)	1	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Fortinet, Inc. (a)(d)	123,327	$ 3,335,995
Glu Mobile, Inc. (a)(d)	27,012	102,105
GSE Systems, Inc. (a)	388	729
Guidance Software, Inc. (a)	3,531	40,289
Guidewire Software, Inc.	5,991	135,516
Imperva, Inc.	3,643	134,973
Informatica Corp. (a)(d)	99,837	4,907,987
Interactive Intelligence Group, Inc. (a)	8,029	224,812
Intuit, Inc.	214,635	12,414,488
JDA Software Group, Inc. (a)(d)	38,809	972,554
Jive Software, Inc.	9,842	214,654
Kenexa Corp. (a)(d)	15,879	441,277
Majesco Entertainment Co. (a)(d)	19,952	49,680
Manhattan Associates, Inc. (a)	20,570	953,625
Mentor Graphics Corp. (a)	80,500	1,220,380
MICROS Systems, Inc. (a)(d)	56,461	2,932,020
Microsoft Corp.	5,982,117	189,872,394
MicroStrategy, Inc. Class A (a)(d)	7,880	1,068,449
Mitek Systems, Inc. (a)(d)	15,896	165,318
Monotype Imaging Holdings, Inc. (a)	14,180	198,945
Motricity, Inc. (a)(d)	42,402	56,395
NetScout Systems, Inc. (a)(d)	23,369	496,124
NetSol Technologies, Inc. (a)	101,658	54,895
NetSuite, Inc. (a)	19,234	917,462
Nuance Communications, Inc. (a)(d)	213,353	5,530,110
Opnet Technologies, Inc.	7,189	205,246
Oracle Corp.	3,107,810	90,965,599
Parametric Technology Corp. (a)	83,074	2,218,076
Peerless Systems Corp. (a)	172	669
Pegasystems, Inc.	16,328	458,490
Pervasive Software, Inc. (a)	4,203	25,260
Progress Software Corp. (a)(d)	47,192	1,094,382
PROS Holdings, Inc. (a)(d)	12,895	226,049
QAD, Inc. Class B	4,298	59,098
QLIK Technologies, Inc. (a)	54,045	1,635,942
Quest Software, Inc. (a)	39,589	792,572
RealPage, Inc. (a)	20,932	415,082
Red Hat, Inc. (a)	157,804	7,804,986
Rosetta Stone, Inc. (a)	8,315	75,084
Rovi Corp. (a)	86,281	3,061,250
salesforce.com, Inc. (a)(d)	96,462	13,809,500
SeaChange International, Inc. (a)	17,668	120,849
Smith Micro Software, Inc. (a)	20,978	53,284
SolarWinds, Inc. (a)	41,125	1,532,318
Solera Holdings, Inc.	55,386	2,658,528
Sonic Foundry, Inc. (a)	155	1,142
Sourcefire, Inc. (a)(d)	26,600	1,197,532
SRS Labs, Inc. (a)	6,521	43,625
SS&C Technologies Holdings, Inc. (a)	18,752	388,541
Symantec Corp. (a)	570,036	10,169,442
Synchronoss Technologies, Inc. (a)(d)	29,419	984,360

	Shares	Value
Synopsys, Inc. (a)	143,372	$ 4,368,545
Take-Two Interactive Software, Inc. (a)(d)	62,163	960,418
Taleo Corp. Class A (a)(d)	24,860	1,139,085
Tangoe, Inc. (a)	32,304	605,377
TeleCommunication Systems, Inc. Class A (a)	49,377	132,330
TeleNav, Inc. (a)	12,035	80,875
THQ, Inc. (a)(d)	76,823	41,484
TIBCO Software, Inc. (a)	129,577	3,753,846
TiVo, Inc. (a)	82,213	924,896
Tyler Technologies, Inc. (a)(d)	30,080	1,136,122
Ultimate Software Group, Inc. (a)(d)	18,004	1,257,039
Vasco Data Security International, Inc. (a)(d)	30,246	273,424
Verint Systems, Inc. (a)	23,323	641,149
Versant Corp. (a)	275	2,855
VirnetX Holding Corp. (a)(d)	42,196	911,012
VMware, Inc. Class A (a)	59,262	5,860,419
Wave Systems Corp. Class A (a)(d)	52,444	105,412
Websense, Inc. (a)(d)	31,243	562,686
Zynga, Inc. (d)	81,974	1,079,598
		470,569,353
TOTAL INFORMATION TECHNOLOGY		2,364,767,502
MATERIALS - 4.0%
Chemicals - 2.4%
A. Schulman, Inc. (d)	28,352	732,616
ADA-ES, Inc. (a)	7,109	159,739
Air Products & Chemicals, Inc.	170,671	15,401,351
Airgas, Inc.	49,779	4,098,305
Albemarle Corp.	65,910	4,384,333
American Pacific Corp. (a)	688	5,346
American Vanguard Corp. (d)	23,997	396,430
Arabian American Development Co. (a)	12,294	97,491
Ashland, Inc.	50,811	3,229,547
Balchem Corp. (d)	26,952	734,442
Cabot Corp.	41,807	1,693,602
Calgon Carbon Corp. (a)(d)	83,129	1,256,079
Celanese Corp. Class A	129,149	6,143,618
CF Industries Holdings, Inc.	57,618	10,716,948
Chase Corp.	859	12,456
Chemtura Corp. (a)	73,070	1,134,046
Clean Diesel Technologies, Inc. (a)(d)	22,307	67,144
Core Molding Technologies, Inc. (a)	5,919	56,645
Cytec Industries, Inc.	34,436	2,047,565
Dow Chemical Co.	935,587	31,351,520
E.I. du Pont de Nemours & Co.	755,442	38,414,226
Eastman Chemical Co.	97,132	5,257,755
Ecolab, Inc.	229,294	13,757,640
Ferro Corp. (a)(d)	55,113	305,877
Flotek Industries, Inc. (a)(d)	54,967	615,081
FMC Corp.	56,197	5,561,817
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FutureFuel Corp.	9,540	$ 105,417
Georgia Gulf Corp. (a)	23,211	748,787
GSE Holding, Inc.	2,100	25,515
H.B. Fuller Co. (d)	32,855	989,921
Hawkins, Inc.	5,329	206,499
Huntsman Corp.	140,478	1,918,929
Innophos Holdings, Inc.	16,934	853,135
International Flavors & Fragrances, Inc. (d)	77,751	4,434,140
Intrepid Potash, Inc. (a)(d)	39,192	991,166
KMG Chemicals, Inc.	10,303	178,757
Koppers Holdings, Inc.	22,254	837,418
Kraton Performance Polymers, Inc. (a)	20,094	558,412
Kronos Worldwide, Inc.	11,327	264,712
Landec Corp. (a)	25,874	163,006
LSB Industries, Inc. (a)(d)	18,952	762,249
LyondellBasell Industries NV Class A	283,794	12,254,225
Material Sciences Corp. (a)	4,565	39,533
Minerals Technologies, Inc.	17,066	1,101,952
Monsanto Co.	438,818	33,955,737
Nanophase Technologies Corp. (a)	3,795	2,429
NewMarket Corp.	7,381	1,346,516
Olin Corp. (d)	49,032	1,031,143
OM Group, Inc. (a)(d)	23,696	651,166
OMNOVA Solutions, Inc. (a)(d)	32,261	164,531
Penford Corp. (a)	6,469	37,261
PolyOne Corp.	70,747	950,132
PPG Industries, Inc.	126,786	11,569,223
Praxair, Inc.	243,959	26,591,531
Quaker Chemical Corp.	14,473	596,432
Rockwood Holdings, Inc. (a)	49,361	2,628,473
RPM International, Inc. (d)	90,249	2,154,244
Senomyx, Inc. (a)(d)	18,447	63,273
Sensient Technologies Corp. (d)	57,162	2,114,422
Sherwin-Williams Co.	69,774	7,197,188
Sigma Aldrich Corp.	94,992	6,819,476
Solutia, Inc.	87,015	2,445,992
Spartech Corp. (a)	19,316	112,033
Stepan Co.	8,487	742,018
The Mosaic Co.	219,915	12,700,091
The Scotts Miracle-Gro Co. Class A (d)	29,091	1,362,622
TPC Group, Inc. (a)	11,175	388,220
Tredegar Corp.	24,439	567,962
Valhi, Inc.	4,002	229,515
Valspar Corp.	85,270	3,952,265
W.R. Grace & Co. (a)	43,184	2,459,761
Westlake Chemical Corp.	12,747	767,752
Zep, Inc.	16,526	250,699
Zoltek Companies, Inc. (a)(d)	40,249	486,610
		298,404,109

	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	36,470	$ 1,144,429
Headwaters, Inc. (a)	93,443	284,067
Martin Marietta Materials, Inc.	41,456	3,559,827
Texas Industries, Inc. (d)	16,333	552,545
U.S. Concrete, Inc. (a)	13,793	57,931
Vulcan Materials Co.	106,365	4,739,624
		10,338,423
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	227,169
Aptargroup, Inc. (d)	41,303	2,179,972
Ball Corp.	134,650	5,396,772
Bemis Co., Inc. (d)	87,122	2,733,017
Boise, Inc.	80,405	661,733
Crown Holdings, Inc. (a)	110,291	4,077,458
Graphic Packaging Holding Co. (a)	145,268	767,015
Greif, Inc. Class A (d)	29,099	1,490,160
MOD-PAC Corp. (sub. vtg.) (a)	989	6,339
Myers Industries, Inc.	17,337	230,929
Owens-Illinois, Inc. (a)	119,395	2,853,541
Packaging Corp. of America	69,635	2,063,981
Rock-Tenn Co. Class A	51,739	3,647,082
Sealed Air Corp.	144,059	2,827,878
Silgan Holdings, Inc.	35,329	1,502,189
Sonoco Products Co.	69,472	2,281,460
UFP Technologies, Inc. (a)	1,379	24,229
		32,970,924
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(d)	15,455	176,960
AK Steel Holding Corp. (d)	121,218	960,047
Alcoa, Inc.	919,985	9,356,247
Allegheny Technologies, Inc.	77,522	3,400,890
Allied Nevada Gold Corp. (a)(d)	66,857	2,300,549
Amcol International Corp.	18,664	547,415
Carpenter Technology Corp.	31,548	1,618,412
Century Aluminum Co. (a)(d)	49,996	490,461
Cliffs Natural Resources, Inc.	111,449	7,074,783
Coeur d'Alene Mines Corp. (a)(d)	92,048	2,617,845
Commercial Metals Co.	82,162	1,091,933
Compass Minerals International, Inc.	22,090	1,591,585
Comstock Mining, Inc. (a)	12,441	25,131
Freeport-McMoRan Copper & Gold, Inc.	756,136	32,181,148
Friedman Industries	2,001	20,910
General Moly, Inc. (a)(d)	49,482	178,630
Globe Specialty Metals, Inc.	35,832	509,531
Golden Minerals Co. (a)(d)	22,525	187,859
Handy & Harman Ltd. (a)	4,348	52,785
Haynes International, Inc.	8,639	546,762
Hecla Mining Co.	227,588	1,156,147
Horsehead Holding Corp. (a)	39,520	450,528
Kaiser Aluminum Corp. (d)	16,273	786,637
Materion Corp. (a)	22,336	655,562
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
McEwen Mining, Inc. (a)(d)	153,111	$ 800,771
Metals USA Holdings Corp. (a)	10,388	135,875
Mines Management, Inc. (a)(d)	12,500	25,125
Molycorp, Inc. (a)(d)	46,127	1,139,337
Newmont Mining Corp.	380,920	22,626,648
Noranda Aluminium Holding Corp.	34,612	415,344
Nucor Corp.	219,158	9,539,948
Olympic Steel, Inc.	9,587	224,719
Reliance Steel & Aluminum Co.	58,834	3,160,562
Royal Gold, Inc.	42,217	2,931,971
RTI International Metals, Inc. (a)(d)	27,976	630,579
Schnitzer Steel Inds, Inc. Class A (d)	16,509	745,546
Silver Bull Resources, Inc. (a)(d)	34,716	19,788
Solitario Exploration & Royalty Corp. (a)	7,900	11,139
Southern Copper Corp. (d)	168,589	5,421,822
Steel Dynamics, Inc.	160,458	2,376,383
Stillwater Mining Co. (a)(d)	84,322	1,197,372
SunCoke Energy, Inc. (a)	54,343	778,735
Synalloy Corp.	602	7,615
Titanium Metals Corp.	121,957	1,787,890
U.S. Silica Holdings, Inc.	9,838	166,459
United States Steel Corp. (d)	106,239	2,891,826
Universal Stainless & Alloy Products, Inc. (a)	4,997	167,300
US Energy Corp. (a)	13,579	44,675
Vista Gold Corp. (a)(d)	30,419	107,683
Walter Energy, Inc.	48,021	3,113,201
Worthington Industries, Inc.	42,754	721,260
		129,168,330
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	58,314	892,204
Buckeye Technologies, Inc.	38,686	1,321,514
Clearwater Paper Corp. (a)	17,308	593,837
Deltic Timber Corp.	13,533	882,487
Domtar Corp.	31,471	3,017,125
Glatfelter	36,975	577,180
International Paper Co.	320,065	11,250,285
Kapstone Paper & Packaging Corp. (a)	27,514	553,031
Louisiana-Pacific Corp. (a)(d)	87,254	712,865
MeadWestvaco Corp.	135,474	4,102,153
Neenah Paper, Inc.	13,754	383,599
Schweitzer-Mauduit International, Inc.	12,453	872,333
Verso Paper Corp. (a)	16,407	21,329
Wausau-Mosinee Paper Corp.	43,988	410,848
		25,590,790
TOTAL MATERIALS		496,472,576

	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)(d)	54,427	$ 233,492
AboveNet, Inc. (a)(d)	19,425	1,351,203
Alaska Communication Systems Group, Inc. (d)	91,658	293,306
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,755,975	145,485,275
Atlantic Tele-Network, Inc.	16,949	649,486
Boingo Wireless, Inc.	15,589	149,031
Cbeyond, Inc. (a)	34,447	264,553
CenturyLink, Inc.	476,960	19,197,640
Cincinnati Bell, Inc. New (a)(d)	146,179	548,171
Cogent Communications Group, Inc. (a)	45,760	842,899
Consolidated Communications Holdings, Inc. (d)	37,636	713,955
Elephant Talk Communication, Inc. (a)(d)	40,052	85,711
FairPoint Communications, Inc. (a)(d)	39,538	148,663
Frontier Communications Corp. (d)	749,270	3,439,149
General Communications, Inc. Class A (a)	33,964	359,679
Globalstar, Inc. (a)(d)	95,723	81,518
Hawaiian Telcom Holdco, Inc. (a)	7,614	119,692
HickoryTech Corp.	2,523	27,097
IDT Corp. Class B	36,897	333,918
inContact, Inc. (a)	21,298	113,518
Iridium Communications, Inc. (a)(d)	61,404	469,127
Level 3 Communications, Inc. (a)	186,635	4,537,097
Lumos Networks Corp.	10,948	140,134
Neutral Tandem, Inc. (a)	28,172	314,400
Premiere Global Services, Inc. (a)	54,821	474,202
Primus Telecommunications Group, Inc. (a)	10,437	143,509
SureWest Communications	15,725	352,397
Towerstream Corp. (a)(d)	34,148	96,980
tw telecom, inc. (a)(d)	109,402	2,363,083
Verizon Communications, Inc.	2,254,924	85,935,154
Vonage Holdings Corp. (a)	108,539	259,408
Windstream Corp. (d)	403,983	4,880,115
		274,403,562
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	187,420	431,066
Crown Castle International Corp. (a)	182,816	9,471,697
Leap Wireless International, Inc. (a)	51,525	537,921
MetroPCS Communications, Inc. (a)	322,874	3,325,602
NII Holdings, Inc. (a)(d)	126,821	2,267,559
NTELOS Holdings Corp.	10,948	254,541
SBA Communications Corp. Class A (a)(d)	91,252	4,282,456
Shenandoah Telecommunications Co. (d)	22,919	228,961
Sprint Nextel Corp. (a)	2,227,579	5,502,120
Telephone & Data Systems, Inc.	73,288	1,851,988
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)(d)	14,322	$ 617,851
USA Mobility, Inc.	28,203	386,945
		29,158,707
TOTAL TELECOMMUNICATION SERVICES		303,562,269
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allete, Inc. (d)	33,215	1,381,080
American Electric Power Co., Inc.	366,241	13,774,324
Central Vermont Public Service Corp. (d)	19,324	680,978
Cleco Corp. (d)	54,483	2,096,506
Duke Energy Corp.	1,032,626	21,602,536
Edison International	243,928	10,213,265
El Paso Electric Co.	44,691	1,462,736
Empire District Electric Co.	52,048	1,038,358
Entergy Corp.	153,247	10,210,848
Exelon Corp.	537,367	20,994,929
FirstEnergy Corp.	351,230	15,555,977
Great Plains Energy, Inc.	94,773	1,874,610
Hawaiian Electric Industries, Inc. (d)	66,479	1,665,299
IDACORP, Inc.	35,161	1,423,317
ITC Holdings Corp.	52,881	3,991,458
MGE Energy, Inc.	22,576	990,183
NextEra Energy, Inc.	338,664	20,153,895
Northeast Utilities	122,863	4,410,782
NV Energy, Inc.	181,962	2,853,164
Otter Tail Corp.	32,419	688,580
Pepco Holdings, Inc.	155,532	3,023,542
Pinnacle West Capital Corp.	77,059	3,624,085
PNM Resources, Inc.	67,114	1,206,710
Portland General Electric Co.	65,957	1,625,180
PPL Corp.	487,826	13,927,432
Progress Energy, Inc.	222,099	11,789,015
Southern Co.	690,945	30,532,860
UIL Holdings Corp.	34,543	1,217,641
Unisource Energy Corp.	32,111	1,181,364
Unitil Corp.	19,695	523,887
Westar Energy, Inc.	76,364	2,101,537
		207,816,078
Gas Utilities - 0.2%
AGL Resources, Inc.	84,990	3,388,551
Atmos Energy Corp.	67,549	2,075,781
Chesapeake Utilities Corp. (d)	10,363	425,608
Delta Natural Gas Co., Inc.	1,539	58,605
Gas Natural, Inc.	1,949	21,731
Laclede Group, Inc.	27,494	1,129,728
National Fuel Gas Co.	56,086	2,822,808
New Jersey Resources Corp.	30,189	1,409,524
Northwest Natural Gas Co. (d)	34,699	1,588,173

	Shares	Value
ONEOK, Inc.	80,943	$ 6,689,130
Piedmont Natural Gas Co., Inc.	66,004	2,138,530
Questar Corp.	120,840	2,322,545
South Jersey Industries, Inc.	25,563	1,329,276
Southwest Gas Corp.	38,877	1,658,104
UGI Corp.	77,479	2,188,782
WGL Holdings, Inc. (d)	35,927	1,466,899
		30,713,775
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	38,823	1,274,947
Calpine Corp. (a)(d)	290,000	4,439,900
Constellation Energy Group, Inc.	134,026	4,859,783
Dynegy, Inc. (a)(d)	77,498	100,747
Genie Energy Ltd. Class B	11,430	109,614
GenOn Energy, Inc. (a)	573,550	1,410,933
NRG Energy, Inc. (a)	189,652	3,243,049
Ormat Technologies, Inc.	25,950	525,228
Tegal Corp. (a)	87	290
The AES Corp. (a)	604,562	8,197,861
		24,162,352
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,902	3,236,461
Ameren Corp.	176,734	5,667,859
Avista Corp.	62,033	1,532,215
CenterPoint Energy, Inc.	319,442	6,225,925
CH Energy Group, Inc. (d)	17,708	1,180,592
CMS Energy Corp.	175,000	3,746,750
Consolidated Edison, Inc.	240,766	13,988,505
Dominion Resources, Inc.	455,703	22,999,330
DTE Energy Co.	125,312	6,765,595
Integrys Energy Group, Inc.	53,328	2,774,656
MDU Resources Group, Inc.	139,832	3,034,354
NiSource, Inc. (d)	245,673	5,896,152
NorthWestern Energy Corp.	42,329	1,470,086
NSTAR	83,673	3,924,264
OGE Energy Corp.	87,987	4,617,558
PG&E Corp.	338,723	14,117,975
Public Service Enterprise Group, Inc.	385,925	11,878,772
SCANA Corp.	113,750	5,118,750
Sempra Energy (d)	169,220	10,024,593
TECO Energy, Inc. (d)	132,305	2,374,875
Vectren Corp.	57,016	1,666,008
Wisconsin Energy Corp.	171,718	5,852,149
Xcel Energy, Inc.	428,748	11,357,535
		149,450,959
Water Utilities - 0.1%
American States Water Co. (d)	24,187	891,533
American Water Works Co., Inc.	135,341	4,639,489
Aqua America, Inc.	94,472	2,098,223
Artesian Resources Corp. Class A	7,116	135,916
Cadiz, Inc. (a)	5,759	61,161
California Water Service Group	51,749	994,098
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	1,945	$ 56,055
Middlesex Water Co.	5,464	100,647
SJW Corp.	10,920	260,879
York Water Co.	4,047	70,135
		9,308,136
TOTAL UTILITIES		421,451,300
TOTAL COMMON STOCKS (Cost $10,517,791,599)		12,141,817,322
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,633)	$ 22,600	18,220
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 7/19/12 (e) (Cost $16,497,933)	16,500,000	16,497,596
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	114,228,901	114,228,901
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,396,046,732	1,396,046,732
TOTAL MONEY MARKET FUNDS (Cost $1,510,275,633)		1,510,275,633
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $12,044,587,798)		13,668,608,771
NET OTHER ASSETS (LIABILITIES) - (11.2)%		(1,374,027,689)
NET ASSETS - 100%		$ 12,294,581,082
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,271 CME E-mini S&P 500 Index Contracts	March 2012	$ 86,707,620	$ 7,071,875
92 CME E-mini S&P Midcap 400 Index Contracts	March 2012	8,984,720	877,732
112 CME S&P 500 Index Contracts	March 2012	38,203,200	2,728,848
222 NYFE Russell 2000 Mini Index Contracts	March 2012	17,982,000	1,545,248
TOTAL EQUITY INDEX CONTRACTS		$ 151,877,540	$ 12,223,703

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,197,679.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,580
Fidelity Securities Lending Cash Central Fund	4,680,442
Total	$ 4,878,022
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,448,486,735	$ 1,448,486,735	$ -	$ -
Consumer Staples	1,140,321,223	1,140,310,188	11,035	-
Energy	1,359,179,677	1,359,179,677	-	-
Financials	1,867,602,364	1,867,600,721	-	1,643
Health Care	1,386,083,527	1,386,083,527	-	-
Industrials	1,353,890,149	1,353,890,149	-	-
Information Technology	2,364,767,502	2,364,767,502	-	-
Materials	496,472,576	496,472,576	-	-
Telecommunication Services	303,562,269	303,562,269	-	-
Utilities	421,451,300	421,451,300	-	-
Corporate Bonds	18,220	-	18,220	-
U.S. Government and Government Agency Obligations	16,497,596	-	16,497,596	-
Money Market Funds	1,510,275,633	1,510,275,633	-	-
Total Investments in Securities:	$ 13,668,608,771	$ 13,652,080,277	$ 16,526,851	$ 1,643
Derivative Instruments:
Assets
Futures Contracts	$ 12,223,703	$ 12,223,703	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(132,858)
Total Unrealized Gain (Loss)	138,760
Cost of Purchases	-
Proceeds of Sales	(5,850)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 86

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through unaffiliated in-kind transactions. See Note 5 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,223,703	$ -
Total Value of Derivatives	$ 12,223,703	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,345,904,304) - See accompanying schedule: Unaffiliated issuers (cost $10,534,312,165)	$ 12,158,333,138
Fidelity Central Funds (cost $1,510,275,633)	1,510,275,633
Total Investments (cost $12,044,587,798)		$ 13,668,608,771
Cash		34,837
Receivable for investments sold		1,280,716
Receivable for fund shares sold		51,714,360
Dividends receivable		24,985,250
Distributions receivable from Fidelity Central Funds		472,876
Receivable from investment adviser for expense reductions		10,151
Other receivables		122,673
Total assets		13,747,229,634

Liabilities
Payable for investments purchased	$ 37,261
Payable for fund shares redeemed	54,685,864
Accrued management fee	455,115
Payable for daily variation margin on futures contracts	1,038,336
Other affiliated payables	319,598
Other payables and accrued expenses	65,646
Collateral on securities loaned, at value	1,396,046,732
Total liabilities		1,452,648,552

Net Assets		$ 12,294,581,082
Net Assets consist of:
Paid in capital		$ 11,092,660,661
Undistributed net investment income		27,909,802
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(462,234,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,636,244,896
Net Assets		$ 12,294,581,082

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($3,379,769,804 ÷ 85,445,018 shares)	$ 39.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,536,902,549 ÷ 165,251,477 shares)	$ 39.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($693,534,327 ÷ 17,533,825 shares)	$ 39.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($189,758,122 ÷ 4,797,450 shares)	$ 39.55

Class F: Net Asset Value, offering price and redemption price per share ($1,494,616,280 ÷ 37,781,881 shares)	$ 39.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 214,285,292
Interest		15,912
Income from Fidelity Central Funds		4,878,022
Total income		219,179,226

Expenses
Management fee	$ 6,517,726
Transfer agent fees	2,749,481
Independent trustees' compensation	66,214
Miscellaneous	33,291
Total expenses before reductions	9,366,712
Expense reductions	(28,373)	9,338,339
Net investment income (loss)		209,840,887
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,667,600
Foreign currency transactions	(4,353)
Redemption in-kind with affiliated entities	393,327,878
Futures contracts	17,450,299
Total net realized gain (loss)		578,441,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(266,448,637)
Assets and liabilities in foreign currencies	(98)
Futures contracts	3,326,207
Total change in net unrealized appreciation (depreciation)		(263,122,528)
Net gain (loss)		315,318,896
Net increase (decrease) in net assets resulting from operations		$ 525,159,783

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,840,887	$ 182,686,921
Net realized gain (loss)	578,441,424	(140,975,443)
Change in net unrealized appreciation (depreciation)	(263,122,528)	2,243,788,031
Net increase (decrease) in net assets resulting from operations	525,159,783	2,285,499,509
Distributions to shareholders from net investment income	(195,308,977)	(179,834,546)
Distributions to shareholders from net realized gain	-	(5,804,652)
Total distributions	(195,308,977)	(185,639,198)
Share transactions - net increase (decrease)	(149,356,809)	833,400,574
Redemption fees	378,217	259,786
Total increase (decrease) in net assets	180,872,214	2,933,520,671

Net Assets
Beginning of period	12,113,708,868	9,180,188,197
End of period (including undistributed net investment income of $27,909,802 and undistributed net investment income of $30,424,213, respectively)	$ 12,294,581,082	$ 12,113,708,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.65)	(.62)	(.58) I	(.65) H	(.89)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return A	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.66)	(.63)	(.59) I	(.65) H	(.90)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return A	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,534
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.05% A, K
Expenses net of all reductions	.05% A, K
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,758
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.69	.63	.26
Net realized and unrealized gain (loss)	.97	7.02	1.67
Total from investment operations	1.66	7.65	1.93
Distributions from net investment income	(.66)	(.61)	(.47)
Distributions from net realized gain	-	(.02)	(.02)
Total distributions	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.07%	.07% A
Expenses net of all reductions	.06%	.07%	.07% A
Net investment income (loss)	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	17%	4%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2011, the Board of Trustees of Spartan Total Market Index Fund approved the creation of additional classes of shares. The Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on September 8, 2011. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,969,645,004
Gross unrealized depreciation	(1,386,461,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,583,183,760

Tax Cost	$ 12,085,425,011

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,031,552
Capital loss carryforward	$ (409,173,358)
Net unrealized appreciation (depreciation)	$ 1,583,183,980

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 195,308,977	$ 185,639,198

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $17,450,299 and a change in net unrealized appreciation (depreciation) of $3,326,207 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,922,711,702 and $2,023,174,933, respectively.

Securities received and delivered through unaffiliated in-kind subscriptions and redemptions totaled $163,667,295 and $1,008,858,235, respectively. Realized gain of $171,069,377 on securities delivered through unaffiliated in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective September 1, 2011, to reduce the management fee from an annual rate of .07% to .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Prior to September 1, 2011, FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class paid transfer agent fees at an annual rate of .03% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 2,074,287.04
Fidelity Advantage Class	631,515.01
Institutional Class	37,283.03
Fidelity Advantage Institutional Class	6,396.02
	$ 2,749,481

Redemptions In-Kind. During the period, 17,755,902 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $682,536,885. The net realized gain (loss) of $393,327,878 on securities delivered through affiliated in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,291 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,680,442.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Effective September 8, 2011, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 20,411
Fidelity Advantage Institutional Class	.045%	7,580

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $382.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2012 A	Year ended February 28, 2011
From net investment income
Investor Class	$ 74,011,128	$ 97,586,465
Fidelity Advantage Class	90,014,851	75,486,167
Institutional Class	6,818,791	-
Fidelity Advantage Institutional Class	2,620,049	-
Class F	21,844,158	6,761,914
Total	$ 195,308,977	$ 179,834,546
From net realized gain
Investor Class	$ -	$ 3,374,672
Fidelity Advantage Class	-	2,380,648
Class F	-	49,332
Total	$ -	$ 5,804,652

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Investor Class
Shares sold	37,550,760	45,341,120	$ 1,388,868,676	$ 1,545,271,706
Reinvestment of distributions	2,008,028	2,771,120	71,680,307	98,744,181
Shares redeemed	(117,221,767) B	(54,866,527)	(4,390,559,721) B	(1,881,537,887)
Net increase (decrease)	(77,662,979)	(6,754,287)	$ (2,930,010,738)	$ (237,522,000)
Fidelity Advantage Class
Shares sold	52,795,658	35,056,659	$ 2,007,116,846	$ 1,218,401,959
Reinvestment of distributions	2,192,081	1,879,344	77,894,521	67,004,512
Shares redeemed	(21,435,179)	(24,186,728)	(789,876,393)	(811,279,711)
Net increase (decrease)	33,552,560	12,749,275	$ 1,295,134,974	$ 474,126,760
Institutional Class
Shares sold	17,993,180	-	$ 649,476,736	$ -
Reinvestment of distributions	194,656	-	6,818,791	-
Shares redeemed	(654,011)	-	(24,602,098)	-
Net increase (decrease)	17,533,825	-	$ 631,693,429	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Fidelity Advantage Institutional Class
Shares sold	4,871,455	-	$ 179,033,674	$ -
Reinvestment of distributions	74,794	-	2,620,049	-
Shares redeemed	(148,799)	-	(5,550,895)	-
Net increase (decrease)	4,797,450	-	$ 176,102,828	$ -
Class F
Shares sold	22,439,089	19,381,678	$ 826,126,384	$ 675,778,550
Reinvestment of distributions	617,949	189,593	21,844,158	6,811,246
Shares redeemed	(4,602,865)	(2,465,258)	(170,247,844)	(85,793,982)
Net increase (decrease)	18,454,173	17,106,013	$ 677,722,698	$ 596,795,814

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012) for Investor Class and Fidelity Advantage Class and for the entire period (September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,130.40	$ .53 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,130.30	$ .37 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,169.90	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C
Spartan International Index
Investor Class	.11%*
Actual		$ 1,000.00	$ 1,036.80	$ .56 B*
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .55 C*
Fidelity Advantage Class	.08%*
Actual		$ 1,000.00	$ 1,037.30	$ .41 B*
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .40 C*
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,094.40	$ .35 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,094.50	$ .30 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 175/366 (to reflect the period September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

* If changes to the expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Spartan International Index
Investor Class	.20%
Actual		$ 1.01
HypotheticalA		$ 1.01
Fidelity Advantage Class	.12%
Actual		$ .61
HypotheticalA		$ .60

A 5% return per year before expenses

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Fidelity Advantage Institutional ClassA	1.78%	3.60%	8.48%

A The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Fidelity Advantage Institutional Class on on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index performed over the same period. The initial offering of Fidelity Advantage Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Fidelity Advantage Institutional Class.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the 12 months ending February 29, 2012, the fund's Fidelity Advantage® Institutional Class shares returned 1.78%, in line with the 1.80% return of the Dow Jones U.S. Completion Total Stock Market IndexSM. The strongest-performing sector in the Dow Jones index was consumer staples, which gained 20%. No other sector turned in a double-digit gain during the past year. Health care stocks added roughly 9%, however, while consumer discretionary, led by the retailing industry, rose 9%. The weakest-performing groups in the benchmark were energy, telecommunication services and information technology, which lost 6%, 4% and 4%, respectively. Financials - at 20%, the largest allocation in the benchmark - declined 1% during the year. The leading individual contributor was Pharmasset, a biotechnology firm that was acquired in January for a substantial premium by Gilead Sciences and saw its share price soar by more than 400%. Several other drugmakers, including Alexion Pharmaceuticals and Regeneron Pharmaceuticals, also added value. A better-than-expected sales forecast in late January helped boost the stock of computer disk-drive maker Seagate Technology, which is based in California but whose shares are listed in Ireland. Petrohawk Energy enjoyed strong performance after the independent oil and gas producer agreed to be acquired in July by BHP Billiton. The transaction closed in August. Other helpful stocks included casino gaming operator Las Vegas Sands and discount retailer Dollar Tree. The biggest detractor was automaker General Motors, whose shares drifted lower for most of the past year and lost about 22% for the full period. NII Holdings, a provider of business-oriented mobile communication services, also declined. Arch Coal, the second-largest U.S. coal producer, saw the value of its shares lose substantial ground, as did Walter Energy, which produces coal used in steelmaking. Walter's shares dropped 30% in a single August day after the company issued a disappointing financial report. Biotechnology company Dendreon struggled last August, as lower-than-expected sales projections for its Provenge® prostate cancer drug caused its stock to lose about two-thirds of its value in one day. Another biotech company, Human Genome Sciences, did poorly, as did independent oil and gas producer Ultra Petroleum.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.8	0.9
Annaly Capital Management, Inc.	0.6	0.6
Alexion Pharmaceuticals, Inc.	0.6	0.4
General Motors Co.	0.5	0.5
LyondellBasell Industries NV Class A	0.5	0.5
Liberty Global, Inc. Class A	0.5	0.4
Crown Castle International Corp.	0.5	0.4
Concho Resources, Inc.	0.4	0.3
Liberty Media Corp. Interactive Series A	0.4	0.4
Seagate Technology	0.4	0.2
	5.2
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	20.0
Consumer Discretionary	15.8	15.4
Information Technology	15.7	14.8
Industrials	14.5	13.5
Health Care	10.8	11.2
Energy	6.7	6.8
Materials	6.3	7.4
Consumer Staples	3.6	3.9
Utilities	3.6	4.1
Telecommunication Services	1.5	1.6

Annual Report

Spartan Extended Market Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	135,947	$ 1,548,436
Amerigon, Inc. (a)(d)	46,251	680,815
Cooper Tire & Rubber Co.	128,879	2,139,391
Dana Holding Corp. (d)	323,993	5,183,888
Dorman Products, Inc. (a)(d)	39,530	1,795,057
Drew Industries, Inc. (a)(d)	41,042	1,124,551
Exide Technologies (a)(d)	164,351	488,122
Federal-Mogul Corp. Class A (a)	53,049	912,973
Fuel Systems Solutions, Inc. (a)(d)	31,837	824,578
Gentex Corp.	324,110	7,665,202
Lear Corp.	243,235	10,996,654
Modine Manufacturing Co. (a)(d)	95,885	870,636
Motorcar Parts of America, Inc. (a)	21,986	181,385
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	21,816
Shiloh Industries, Inc.	9,407	84,663
Spartan Motors, Inc.	62,902	359,170
Standard Motor Products, Inc.	45,399	1,031,465
Stoneridge, Inc. (a)(d)	56,122	542,700
Strattec Security Corp.	3,361	76,530
Superior Industries International, Inc.	55,337	1,000,493
Tenneco, Inc. (a)(d)	138,639	5,337,602
Tower International, Inc. (a)	17,465	222,504
TRW Automotive Holdings Corp. (a)	223,364	10,216,669
UQM Technologies, Inc. (a)(d)	78,497	125,595
Visteon Corp. (a)	108,180	5,811,430
Williams Controls, Inc.	595	6,545
		59,248,870
Automobiles - 0.7%
General Motors Co. (a)(d)	1,314,333	34,198,945
Tesla Motors, Inc. (a)(d)	139,402	4,657,421
Thor Industries, Inc.	98,033	3,192,935
Winnebago Industries, Inc. (a)(d)	65,223	581,789
		42,631,090
Distributors - 0.2%
Amcon Distributing Co.	1,240	75,404
Core-Mark Holding Co., Inc.	32,914	1,319,193
LKQ Corp. (a)	322,001	10,258,952
Pool Corp.	102,163	3,718,733
VOXX International Corp. (a)	46,223	591,192
Weyco Group, Inc.	16,952	395,660
		16,359,134
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	36,701	1,437,211
Archipelago Learning, Inc. (a)	20,009	182,882
Ascent Capital Group, Inc. (a)	34,050	1,676,622
Bridgepoint Education, Inc. (a)(d)	51,097	1,244,723
Cambium Learning Group, Inc. (a)	16,192	46,633
Capella Education Co. (a)(d)	34,672	1,345,274

	Shares	Value
Career Education Corp. (a)	131,088	$ 1,129,979
Carriage Services, Inc.	46,364	277,720
Coinstar, Inc. (a)(d)	63,782	3,714,026
Collectors Universe, Inc.	11,575	176,519
Corinthian Colleges, Inc. (a)(d)	178,249	800,338
Education Management Corp. (a)(d)	67,509	1,219,888
Grand Canyon Education, Inc. (a)	69,388	1,187,229
Hillenbrand, Inc.	129,162	2,966,851
ITT Educational Services, Inc. (a)(d)	68,677	4,713,989
K12, Inc. (a)(d)	73,729	1,589,597
Learning Tree International, Inc. (a)	12,160	70,406
Lincoln Educational Services Corp.	64,172	542,895
Mac-Gray Corp.	24,030	334,978
Matthews International Corp. Class A	61,846	1,918,463
National American University Holdings, Inc.	23,237	160,568
Princeton Review, Inc. (a)	51,537	5,679
Regis Corp. (d)	123,784	2,142,701
School Specialty, Inc. (a)(d)	77,127	246,806
Service Corp. International	566,489	6,423,985
Sotheby's Class A (Ltd. vtg.)	149,347	5,875,311
Steiner Leisure Ltd. (a)(d)	28,854	1,443,854
Stewart Enterprises, Inc. Class A (d)	172,890	1,075,376
Strayer Education, Inc. (d)	28,052	2,886,411
Universal Technical Institute, Inc.	48,727	632,964
Weight Watchers International, Inc. (d)	76,068	5,931,783
		53,401,661
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	991,924
Ambassadors Group, Inc.	48,627	256,264
Ameristar Casinos, Inc.	66,568	1,320,709
ARK Restaurants Corp.	8,457	135,989
Bally Technologies, Inc. (a)	110,933	4,763,463
Benihana, Inc.	25,213	261,963
Biglari Holdings, Inc. (a)	2,643	1,084,978
BJ's Restaurants, Inc. (a)(d)	47,376	2,352,218
Bluegreen Corp. (a)	50,251	157,788
Bob Evans Farms, Inc.	62,735	2,308,648
Boyd Gaming Corp. (a)(d)	125,273	1,003,437
Bravo Brio Restaurant Group, Inc. (a)	36,917	711,760
Brinker International, Inc.	201,511	5,559,688
Buffalo Wild Wings, Inc. (a)(d)	36,784	3,181,448
Caesars Entertainment Corp.	3,080	34,866
Caribou Coffee Co., Inc. (a)	44,167	732,289
Carrols Restaurant Group, Inc. (a)	26,041	309,367
CEC Entertainment, Inc.	45,289	1,728,228
Century Casinos, Inc. (a)	54,140	151,592
Choice Hotels International, Inc.	85,796	3,223,356
Churchill Downs, Inc.	30,186	1,575,709
Cosi, Inc. (a)	62,262	64,752
Cracker Barrel Old Country Store, Inc. (d)	47,523	2,645,605
Denny's Corp. (a)	205,362	852,252
DineEquity, Inc. (a)	33,089	1,766,291
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)(d)	119,639	$ 4,601,316
Dover Downs Gaming & Entertainment, Inc.	28,631	68,714
Dover Motorsports, Inc. (a)	22,686	29,946
Dunkin' Brands Group, Inc. (a)(d)	108,268	3,144,103
Einstein Noah Restaurant Group, Inc.	15,164	212,751
Empire Resorts, Inc. (a)(d)	26,500	77,380
Famous Dave's of America, Inc. (a)(d)	15,087	164,750
Frisch's Restaurants, Inc.	6,534	151,327
Full House Resorts, Inc. (a)	24,413	78,122
Gaming Partners International Corp.	1,584	10,835
Gaylord Entertainment Co. (a)(d)	100,130	2,979,869
Granite City Food & Brewery Ltd. (a)	2,301	4,947
Great Wolf Resorts, Inc. (a)	92,779	375,755
Hyatt Hotels Corp. Class A (a)	98,806	4,091,556
International Speedway Corp. Class A (d)	76,829	1,933,018
Interval Leisure Group, Inc. (a)	81,140	1,094,579
Isle of Capri Casinos, Inc. (a)	59,329	376,739
J. Alexanders Corp. (a)	2,338	15,875
Jack in the Box, Inc. (a)(d)	113,324	2,702,777
Jamba, Inc. (a)	125,986	267,090
Kona Grill, Inc. (a)	5,707	30,704
Krispy Kreme Doughnuts, Inc. (a)(d)	115,091	941,444
Lakes Entertainment, Inc. (a)	51,180	100,313
Las Vegas Sands Corp.	876,347	48,733,617
Life Time Fitness, Inc. (a)(d)	96,201	4,759,063
Luby's, Inc. (a)(d)	29,797	147,793
Marcus Corp.	44,387	534,863
Marriott Vacations Worldwide Corp.	60,000	1,495,800
MAXXAM, Inc. (a)	8	4,600
MGM Mirage, Inc. (a)(d)	698,151	9,613,539
Monarch Casino & Resort, Inc. (a)	27,436	287,529
Morgans Hotel Group Co. (a)	89,969	461,541
MTR Gaming Group, Inc. (a)	26,173	93,961
Multimedia Games Holdng Co., Inc. (a)(d)	53,167	543,898
Nathan's Famous, Inc. (a)	7,826	164,268
O'Charleys, Inc. (a)(d)	49,235	487,919
Orient Express Hotels Ltd. Class A (a)	221,316	2,188,815
P.F. Chang's China Bistro, Inc.	45,904	1,759,041
Panera Bread Co. Class A (a)(d)	67,694	10,464,139
Papa John's International, Inc. (a)	49,000	1,820,840
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,727,004
Penn National Gaming, Inc. (a)	146,653	6,240,085
Pinnacle Entertainment, Inc. (a)(d)	126,335	1,390,948
Premier Exhibitions, Inc. (a)	33,161	81,244
Red Lion Hotels Corp. (a)	38,228	293,973
Red Robin Gourmet Burgers, Inc. (a)(d)	34,870	1,199,877
Rick's Cabaret International, Inc. (a)	17,933	168,570
Royal Caribbean Cruises Ltd.	317,008	9,031,558
Ruby Tuesday, Inc. (a)(d)	132,312	1,029,387

	Shares	Value
Ruth's Hospitality Group, Inc. (a)(d)	60,328	$ 375,843
Scientific Games Corp. Class A (a)	141,504	1,487,207
Shuffle Master, Inc. (a)	141,090	2,059,914
Six Flags Entertainment Corp.	117,183	5,303,703
Sonic Corp. (a)	125,987	1,040,653
Speedway Motorsports, Inc.	32,940	511,229
Texas Roadhouse, Inc. Class A	125,535	2,100,201
The Cheesecake Factory, Inc. (a)(d)	120,135	3,560,801
Town Sports International Holdings, Inc. (a)	44,383	457,145
Vail Resorts, Inc. (d)	74,950	3,155,395
Wendy's Co.	790,452	4,007,592
WMS Industries, Inc. (a)	121,192	2,669,860
		192,081,909
Household Durables - 1.4%
Acme United Corp.	1,357	13,638
American Greetings Corp. Class A (d)	80,329	1,204,935
Bassett Furniture Industries, Inc.	26,134	216,912
Beazer Homes USA, Inc. (a)(d)	246,893	770,306
Blyth, Inc. (d)	14,069	897,602
Brookfield Residential Properties, Inc. (a)	75,898	791,459
Cavco Industries, Inc. (a)(d)	15,629	704,712
Cobra Electronics Corp. (a)	1,132	4,981
CSS Industries, Inc.	25,514	500,074
Dixie Group, Inc. (a)	9,546	40,857
Emerson Radio Corp. (a)	23,345	47,390
Ethan Allen Interiors, Inc.	57,544	1,452,986
Flexsteel Industries, Inc.	10,672	182,491
Furniture Brands International, Inc. (a)	96,407	154,251
Garmin Ltd.	290,543	13,710,724
Helen of Troy Ltd. (a)(d)	67,636	2,198,170
Hooker Furniture Corp.	26,465	317,845
Hovnanian Enterprises, Inc. Class A (a)(d)	247,404	685,309
iRobot Corp. (a)(d)	54,497	1,390,763
Jarden Corp. (d)	194,363	6,855,183
KB Home (d)	152,280	1,739,038
Kid Brands, Inc. (a)	42,456	126,943
Koss Corp.	1,389	7,737
La-Z-Boy, Inc. (a)(d)	105,228	1,503,708
Libbey, Inc. (a)(d)	43,749	549,050
Lifetime Brands, Inc.	17,993	210,158
M.D.C. Holdings, Inc.	74,982	1,843,058
M/I Homes, Inc. (a)(d)	38,453	465,666
Meritage Homes Corp. (a)(d)	60,196	1,558,474
Mohawk Industries, Inc. (a)	116,951	7,427,558
NVR, Inc. (a)(d)	11,951	8,270,092
Ryland Group, Inc. (d)	90,616	1,642,868
Sealy Corp., Inc. (a)(d)	239,859	412,557
Skullcandy, Inc. (a)(d)	35,352	499,170
Skyline Corp.	14,802	119,156
Standard Pacific Corp. (a)(d)	220,810	967,148
Stanley Furniture Co., Inc. (a)	37,789	127,727
Tempur-Pedic International, Inc. (a)(d)	147,018	11,614,422
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)(d)	316,787	$ 7,431,823
Tupperware Brands Corp.	140,226	8,790,768
Universal Electronics, Inc. (a)(d)	28,987	566,986
Wells-Gardner Electronics Corp.	4,238	8,942
Zagg, Inc. (a)(d)	58,700	616,350
		88,639,987
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	280,251
Bidz.com, Inc. (a)(d)	10,552	6,175
Blue Nile, Inc. (a)(d)	47,342	1,687,742
dELiA*s, Inc. (a)	42,494	45,044
Gaiam, Inc. Class A (a)	35,599	128,868
Geeknet, Inc. (a)	13,604	197,394
Groupon, Inc. Class A (a)(d)	83,910	1,654,286
Hollywood Media Corp. (a)	72,242	80,189
HomeAway, Inc. (d)	65,284	1,728,720
HSN, Inc.	102,794	3,819,825
Liberty Media Corp. Interactive Series A (a)	1,328,328	24,919,433
NutriSystem, Inc. (d)	57,407	646,977
Orbitz Worldwide, Inc. (a)(d)	57,753	207,333
Overstock.com, Inc. (a)(d)	32,352	205,759
PetMed Express, Inc. (d)	45,901	559,074
Shutterfly, Inc. (a)(d)	62,294	1,704,364
U.S. Auto Parts Network, Inc. (a)	28,450	137,983
ValueVision Media, Inc. Class A (a)(d)	73,905	127,117
Vitacost.com, Inc. (a)	45,174	367,265
		38,503,799
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	7,181	64,629
Arctic Cat, Inc. (a)	27,483	1,010,825
Black Diamond, Inc. (a)	55,844	462,388
Brunswick Corp.	184,231	4,404,963
Callaway Golf Co.	135,531	887,728
Cybex International, Inc. (a)	14,718	33,410
Escalade, Inc.	6,336	30,476
JAKKS Pacific, Inc. (d)	58,677	911,254
Johnson Outdoors, Inc. Class A (a)	10,627	174,708
Leapfrog Enterprises, Inc. Class A (a)	86,806	610,246
Marine Products Corp.	22,297	138,687
Meade Instruments Corp. (a)	201	665
Nautilus, Inc. (a)	58,853	163,611
Polaris Industries, Inc.	138,977	9,180,821
Smith & Wesson Holding Corp. (a)	147,064	769,145
Steinway Musical Instruments, Inc. (a)	16,626	414,985
Sturm, Ruger & Co., Inc.	42,768	1,786,847
Summer Infant, Inc. (a)	37,416	224,122
		21,269,510
Media - 2.7%
A.H. Belo Corp. Class A	41,273	194,809

	Shares	Value
AMC Networks, Inc. Class A	146,257	$ 6,638,605
Arbitron, Inc. (d)	60,109	2,010,045
Ballantyne of Omaha, Inc. (a)	47,765	234,526
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	15,974
Belo Corp. Series A	191,951	1,376,289
Carmike Cinemas, Inc. (a)(d)	27,922	210,253
Charter Communications, Inc. Class A (a)	86,214	5,466,830
Cinemark Holdings, Inc.	204,798	4,284,374
Clear Channel Outdoor Holding, Inc. Class A	90,270	1,194,272
Crown Media Holdings, Inc. Class A (a)(d)	75,322	96,412
Cumulus Media, Inc. Class A (a)(d)	58,225	200,294
Dex One Corp. (a)	102,416	179,228
DialGlobal, Inc. (a)	878	2,151
Digital Domain Media Group, Inc.	990	5,554
Digital Generation, Inc. (a)(d)	53,751	537,510
DISH Network Corp. Class A	452,994	13,213,835
DreamWorks Animation SKG, Inc. Class A (a)(d)	140,351	2,422,458
E.W. Scripps Co. Class A (a)	90,471	861,284
Emmis Communications Corp. Class A (a)	80,456	58,733
Entercom Communications Corp. Class A (a)(d)	52,600	368,200
Entravision Communication Corp. Class A	99,974	165,957
Fisher Communications, Inc. (a)	18,212	522,138
Gray Television, Inc. (a)(d)	114,472	235,812
Harris Interactive, Inc. (a)	49,977	43,480
Harte-Hanks, Inc.	85,794	749,840
Insignia Systems, Inc.	22,896	48,997
John Wiley & Sons, Inc. Class A (d)	110,077	4,997,496
Journal Communications, Inc. Class A (a)	87,795	417,026
Knology, Inc. (a)	97,890	1,745,379
Lamar Advertising Co. Class A (a)(d)	131,584	4,302,797
Liberty Global, Inc. Class A (a)(d)	602,873	30,252,167
Liberty Media Corp. Capital Series A (a)	252,719	22,716,911
LIN TV Corp. Class A (a)	76,893	316,799
Live Nation Entertainment, Inc. (a)(d)	346,898	3,233,089
LodgeNet Entertainment Corp. (a)(d)	59,818	203,979
Madison Square Garden Co. Class A (a)	122,099	3,888,853
Martha Stewart Living Omnimedia, Inc. Class A	61,948	278,766
Media General, Inc. Class A (a)(d)	25,434	143,702
Meredith Corp. (d)	74,098	2,437,824
Morningstar, Inc.	54,467	3,260,939
National CineMedia, Inc.	112,174	1,784,688
Navarre Corp. (a)	74,677	126,951
New Frontier Media, Inc. (a)	50,060	61,574
Nexstar Broadcasting Group, Inc. Class A (a)	51,855	427,804
NTN Communications, Inc. (a)	49,847	11,714
Outdoor Channel Holdings, Inc.	43,232	304,786
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)	156,282	$ 2,041,043
Point.360 (a)	2,433	1,996
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	86,389
ReachLocal, Inc. (a)(d)	38,350	299,130
Reading International, Inc. Class A (a)	24,625	111,798
Regal Entertainment Group Class A	219,584	3,034,651
Rentrak Corp. (a)(d)	20,726	430,686
Saga Communications, Inc. Class A (a)	4,466	167,564
Salem Communications Corp. Class A (a)	11,570	30,429
Scholastic Corp.	51,450	1,572,827
Sinclair Broadcast Group, Inc. Class A	104,583	1,194,338
Sirius XM Radio, Inc. (a)(d)	8,621,158	19,483,817
Spanish Broadcasting System, Inc. Class A (a)	17,489	76,252
SPAR Group, Inc. (a)	4,346	5,041
SuperMedia, Inc. (a)(d)	54,054	154,054
The McClatchy Co. Class A (a)(d)	133,924	340,167
The New York Times Co. Class A (a)	262,449	1,729,539
Valassis Communications, Inc. (a)(d)	103,593	2,587,753
Value Line, Inc.	1,396	16,012
Virgin Media, Inc.	667,212	16,813,742
World Wrestling Entertainment, Inc. Class A (d)	81,907	748,630
		173,176,962
Multiline Retail - 0.3%
Dillard's, Inc. Class A (d)	83,865	5,127,506
Dollar General Corp. (a)	275,042	11,568,267
Duckwall-ALCO Stores, Inc. (a)	8,410	70,560
Fred's, Inc. Class A	107,249	1,485,399
Gordmans Stores, Inc. (a)	23,635	358,543
Saks, Inc. (a)(d)	251,611	2,931,268
The Bon-Ton Stores, Inc. (d)	31,972	153,466
Tuesday Morning Corp. (a)	85,411	292,960
		21,987,969
Specialty Retail - 3.5%
Aarons, Inc. Class A	152,022	4,247,495
Advance Auto Parts, Inc.	160,341	13,688,311
Aeropostale, Inc. (a)	217,864	3,915,016
America's Car Mart, Inc. (a)	24,361	1,086,744
American Eagle Outfitters, Inc.	458,447	6,665,819
ANN, Inc. (a)	130,985	3,129,232
Appliance Recycling Centers of America, Inc. (a)	2,967	15,013
Asbury Automotive Group, Inc. (a)(d)	69,311	1,797,234
Ascena Retail Group, Inc. (a)	139,808	5,396,589
Barnes & Noble, Inc. (a)(d)	85,013	1,131,523
bebe Stores, Inc.	123,042	1,102,456
Big 5 Sporting Goods Corp. (d)	37,628	293,122
Body Central Corp. (a)	37,768	1,051,461
Books-A-Million, Inc. (d)	24,011	62,909
Brown Shoe Co., Inc.	88,876	958,083

	Shares	Value
Build-A-Bear Workshop, Inc. (a)	33,647	$ 183,376
Cabela's, Inc. Class A (a)(d)	101,331	3,595,224
Cache, Inc. (a)	37,741	235,126
Casual Male Retail Group, Inc. (a)	107,460	338,499
Charming Shoppes, Inc. (a)	215,702	1,218,716
Chico's FAS, Inc.	371,520	5,576,515
Christopher & Banks Corp.	90,275	193,189
Citi Trends, Inc. (a)(d)	30,443	330,002
Coldwater Creek, Inc. (a)(d)	139,498	131,128
Collective Brands, Inc. (a)(d)	130,215	2,346,474
Conn's, Inc. (a)	51,120	677,851
Cost Plus, Inc. (a)(d)	34,446	452,620
Destination Maternity Corp.	25,288	454,678
Dick's Sporting Goods, Inc.	193,897	8,678,830
Dover Saddlery, Inc. (a)	1,537	7,285
Dreams, Inc. (a)	55,948	142,667
DSW, Inc. Class A (d)	51,084	2,881,138
Express, Inc. (a)	155,610	3,703,518
Finish Line, Inc. Class A	109,784	2,523,934
Foot Locker, Inc.	360,722	10,522,261
Francescas Holdings Corp. (a)	34,737	797,214
Genesco, Inc. (a)(d)	49,329	3,361,278
GNC Holdings, Inc.	112,665	3,646,966
Golfsmith International Holdings, Inc. (a)(d)	13,141	53,747
Group 1 Automotive, Inc.	57,507	2,965,636
Guess?, Inc. (d)	133,530	4,626,815
Hastings Entertainment, Inc. (a)(d)	13,630	24,670
Haverty Furniture Companies, Inc.	46,862	515,482
hhgregg, Inc. (a)(d)	46,801	534,935
Hibbett Sports, Inc. (a)(d)	68,612	3,358,557
Hot Topic, Inc. (d)	93,449	833,565
Jos. A. Bank Clothiers, Inc. (a)(d)	56,221	2,894,819
Kirkland's, Inc. (a)	44,730	713,444
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	1,079,402
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	1,043,321
MarineMax, Inc. (a)	45,781	369,910
Mattress Firm Holding Corp. (d)	20,300	674,772
Midas, Inc. (a)	29,295	267,463
Monro Muffler Brake, Inc.	67,324	3,088,152
New York & Co., Inc. (a)	66,787	174,314
Office Depot, Inc. (a)(d)	575,112	1,897,870
OfficeMax, Inc. (a)(d)	175,591	983,310
Pacific Sunwear of California, Inc. (a)(d)	134,412	282,265
Penske Automotive Group, Inc.	94,060	2,264,965
Perfumania Holdings, Inc. (a)	1,076	10,771
PetSmart, Inc.	246,522	13,741,136
Pier 1 Imports, Inc. (a)(d)	262,190	4,501,802
RadioShack Corp.	214,393	1,520,046
Rent-A-Center, Inc. (d)	149,130	5,282,185
rue21, Inc. (a)	31,869	850,265
Sally Beauty Holdings, Inc. (a)	313,293	7,456,373
Select Comfort Corp. (a)(d)	147,357	4,360,294
Shoe Carnival, Inc. (a)	18,743	490,692
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Jewelers Ltd.	185,683	$ 8,708,533
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	74,200	1,271,046
Stage Stores, Inc.	76,001	1,136,215
Stein Mart, Inc. (a)	56,330	403,886
Systemax, Inc. (a)(d)	20,254	390,902
Talbots, Inc. (a)	132,452	392,058
Tandy Leather Factory, Inc.	3,074	15,985
Teavana Holdings, Inc. (a)(d)	44,153	1,035,388
The Buckle, Inc. (d)	56,089	2,519,518
The Cato Corp. Class A (sub. vtg.)	57,708	1,564,464
The Children's Place Retail Stores, Inc. (a)(d)	57,906	2,938,730
The Men's Wearhouse, Inc.	108,987	4,221,067
The Pep Boys - Manny, Moe & Jack	106,929	1,608,212
Tractor Supply Co.	162,517	13,890,328
Trans World Entertainment Corp. (a)	29,120	68,141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	109,676	9,129,430
Vitamin Shoppe, Inc. (a)(d)	57,120	2,423,602
West Marine, Inc. (a)	30,261	320,767
Wet Seal, Inc. Class A (a)(d)	251,975	881,913
Williams-Sonoma, Inc. (d)	228,308	8,812,689
Winmark Corp.	5,172	299,304
Zale Corp. (a)(d)	121,040	388,538
Zumiez, Inc. (a)(d)	53,696	1,687,128
		227,508,318
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	61,564	46,789
Carter's, Inc. (a)(d)	111,014	5,391,950
Charles & Colvard Ltd. (a)	24,954	104,308
Cherokee, Inc.	28,809	324,677
Columbia Sportswear Co. (d)	32,192	1,607,347
Crocs, Inc. (a)	187,838	3,691,017
Crown Crafts, Inc.	2,227	9,442
Culp, Inc. (a)	19,568	204,486
Deckers Outdoor Corp. (a)(d)	80,847	6,044,122
Delta Apparel, Inc. (a)	17,128	280,728
DGSE Companies, Inc. (a)	6,929	54,254
Forward Industries, Inc. (NY Shares) (a)	18,823	54,398
Fossil, Inc. (a)(d)	120,590	14,709,568
G-III Apparel Group Ltd. (a)(d)	38,295	954,311
Hallwood Group, Inc. (a)	360	4,428
Hanesbrands, Inc. (a)(d)	228,176	6,555,496
Heelys, Inc. (a)	58,297	129,419
Iconix Brand Group, Inc. (a)(d)	151,594	2,752,947
Joe's Jeans, Inc. (a)	112,776	96,423
K-Swiss, Inc. Class A (a)(d)	60,461	201,335
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	26,310	412,804
Lacrosse Footwear, Inc.	9,275	118,627

	Shares	Value
Lakeland Industries, Inc. (a)	24,260	$ 241,387
Liz Claiborne, Inc. (a)(d)	191,172	1,869,662
Maidenform Brands, Inc. (a)	78,925	1,657,425
Michael Kors Holdings Ltd.	83,916	3,629,367
Movado Group, Inc.	36,887	789,382
Oxford Industries, Inc.	39,771	2,004,458
Perry Ellis International, Inc. (a)(d)	50,000	871,500
PVH Corp.	133,145	11,318,656
Quiksilver, Inc. (a)	280,211	1,311,387
R.G. Barry Corp.	22,932	320,589
Rocky Brands, Inc. (a)	16,536	194,298
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	83,366	1,064,584
Steven Madden Ltd. (a)(d)	80,605	3,480,524
Superior Uniform Group, Inc.	5,649	70,500
Tandy Brands Accessories, Inc. (a)	1,058	1,820
The Jones Group, Inc.	181,430	1,787,086
True Religion Apparel, Inc. (a)	71,106	1,875,065
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	92,429	8,248,364
Unifi, Inc. (a)	45,178	374,526
Vera Bradley, Inc. (a)(d)	51,675	1,896,473
Warnaco Group, Inc. (a)(d)	104,861	6,156,389
Wolverine World Wide, Inc.	110,840	4,227,438
		97,139,756
TOTAL CONSUMER DISCRETIONARY		1,031,948,965
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,126,700
Central European Distribution Corp. (a)(d)	158,400	690,624
Coca-Cola Bottling Co. CONSOLIDATED	10,828	697,756
Craft Brew Alliance, Inc. (a)(d)	22,005	137,531
Crystal Rock Holdings, Inc. (a)	4,384	3,858
Jones Soda Co. (a)	42,540	21,270
MGP Ingredients, Inc.	21,690	131,008
Monster Beverage Corp. (a)	343,964	19,671,301
National Beverage Corp.	48,005	768,560
Primo Water Corp. (a)(d)	43,402	115,449
		24,364,057
Food & Staples Retailing - 0.4%
Andersons, Inc.	39,242	1,690,938
Arden Group, Inc. Class A	2,566	229,760
Casey's General Stores, Inc.	78,597	4,026,524
Chefs' Warehouse Holdings (a)	27,477	577,017
Crumbs Bake Shop, Inc. (a)	21,400	80,464
Fresh Market, Inc. (a)(d)	63,325	2,850,892
Ingles Markets, Inc. Class A	32,319	577,541
Nash-Finch Co.	33,766	905,266
PriceSmart, Inc.	37,160	2,401,651
Rite Aid Corp. (a)(d)	1,339,058	2,062,149
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Roundy's, Inc.	38,156	$ 381,560
Ruddick Corp.	91,474	3,746,775
Spartan Stores, Inc.	47,038	839,158
Susser Holdings Corp. (a)(d)	42,317	1,072,313
The Pantry, Inc. (a)(d)	48,462	602,383
United Natural Foods, Inc. (a)(d)	99,547	4,531,379
Village Super Market, Inc. Class A	10,408	313,177
Weis Markets, Inc.	29,832	1,278,600
Winn-Dixie Stores, Inc. (a)	117,587	1,114,725
		29,282,272
Food Products - 1.7%
Alico, Inc.	8,218	191,151
B&G Foods, Inc. Class A	97,603	2,272,198
Bridgford Foods Corp. (a)	4,789	41,569
Bunge Ltd.	324,121	21,819,826
Cal-Maine Foods, Inc. (d)	27,895	1,073,958
Calavo Growers, Inc.	37,834	1,040,435
Chiquita Brands International, Inc. (a)	92,664	888,648
Coffee Holding Co., Inc.	4,500	35,550
Corn Products International, Inc.	163,249	9,362,330
Darling International, Inc. (a)(d)	244,220	3,905,078
Diamond Foods, Inc. (d)	45,316	1,083,959
Dole Food Co., Inc. (a)(d)	97,530	934,337
Farmer Brothers Co.	16,489	182,533
Flowers Foods, Inc.	286,497	5,483,553
Fresh Del Monte Produce, Inc.	100,958	2,267,517
Golden Enterprises Ltd.	2,595	8,252
Green Mountain Coffee Roasters, Inc. (a)(d)	270,000	17,541,900
Griffin Land & Nurseries, Inc.	5,717	145,955
Hain Celestial Group, Inc. (a)(d)	96,961	3,959,887
Imperial Sugar Co.	28,869	165,997
Inventure Foods, Inc. (a)	25,815	105,067
J&J Snack Foods Corp.	28,888	1,449,311
John B. Sanfilippo & Son, Inc. (a)	23,941	256,169
Lancaster Colony Corp.	51,289	3,342,504
Lifeway Foods, Inc. (a)(d)	13,382	121,776
Limoneira Co. (d)	16,924	310,386
Omega Protein Corp. (a)	45,997	379,935
Overhill Farms, Inc. (a)	28,537	123,565
Pilgrims Pride Corp. (d)	79,596	499,067
Pilgrims Pride Corp. rights 3/1/12 (a)	100,398	36,820
Post Holdings, Inc. (a)	61,641	1,919,501
Ralcorp Holdings, Inc. (a)	131,280	9,793,488
Sanderson Farms, Inc. (d)	42,833	2,107,384
Seneca Foods Corp. Class A (a)	21,181	542,657
Smart Balance, Inc. (a)	144,048	862,848
Smithfield Foods, Inc. (a)(d)	358,972	8,410,714
Snyders-Lance, Inc.	143,901	3,230,577

	Shares	Value
Tootsie Roll Industries, Inc. (d)	69,890	$ 1,624,943
TreeHouse Foods, Inc. (a)(d)	74,400	4,285,440
		111,806,785
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,141,136
Church & Dwight Co., Inc.	311,672	14,879,221
Energizer Holdings, Inc. (a)	162,669	12,436,045
Harbinger Group, Inc. (a)	43,619	198,903
Ocean Bio-Chem, Inc. (a)	20,307	54,829
Oil-Dri Corp. of America	15,023	312,328
Orchids Paper Products Co.	23,276	416,640
Spectrum Brands Holdings, Inc. (a)	53,363	1,516,576
WD-40 Co.	44,760	1,928,261
		32,883,939
Personal Products - 0.5%
CCA Industries, Inc.	3,083	15,230
Cyanotech Corp. (a)	3,808	30,692
Elizabeth Arden, Inc. (a)(d)	54,230	2,014,645
Herbalife Ltd.	263,786	17,465,271
Inter Parfums, Inc.	35,137	592,761
Mannatech, Inc. (a)	1,576	6,146
MediFast, Inc. (a)(d)	29,967	486,364
Natural Alternatives International, Inc. (a)	20,104	128,062
Nature's Sunshine Products, Inc. (a)	17,668	260,603
Nu Skin Enterprises, Inc. Class A	123,342	7,124,234
Nutraceutical International Corp. (a)	24,021	312,753
Parlux Fragrances, Inc. (a)	25,118	129,358
Physicians Formula Holdings, Inc. (a)	22,295	64,656
Prestige Brands Holdings, Inc. (a)	104,019	1,716,314
Reliv International, Inc.	10,690	14,325
Revlon, Inc. (a)	42,260	640,662
Schiff Nutrition International, Inc. (a)(d)	27,999	312,469
The Female Health Co.	46,956	231,024
United-Guardian, Inc.	3,431	55,651
USANA Health Sciences, Inc. (a)(d)	34,185	1,268,264
		32,869,484
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	266,461	983,241
Star Scientific, Inc. (a)(d)	226,518	849,443
Universal Corp. (d)	47,967	2,203,604
Vector Group Ltd. (d)	94,601	1,717,008
		5,753,296
TOTAL CONSUMER STAPLES		236,959,833
ENERGY - 6.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	116,937	5,561,524
Basic Energy Services, Inc. (a)(d)	88,232	1,752,288
Bolt Technology Corp.	24,542	338,189
Bristow Group, Inc.	74,615	3,522,574
C&J Energy Services, Inc. (d)	22,000	447,040
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cal Dive International, Inc. (a)(d)	192,996	$ 559,688
Carbo Ceramics, Inc. (d)	44,330	4,062,845
Dawson Geophysical Co. (a)	17,762	673,002
Dresser-Rand Group, Inc. (a)(d)	178,338	9,366,312
Dril-Quip, Inc. (a)(d)	75,346	5,273,467
Energy Services of America Corp. (a)	9,053	31,323
ENGlobal Corp. (a)	44,577	102,527
Exterran Holdings, Inc. (a)(d)	135,098	1,945,411
Forbes Energy Services Ltd. (a)	10,374	65,460
Geokinetics, Inc. (a)	45,520	90,585
Global Geophysical Services, Inc. (a)	50,528	544,692
Gulf Island Fabrication, Inc.	30,245	886,481
Gulfmark Offshore, Inc. Class A (a)	58,283	2,928,138
Helix Energy Solutions Group, Inc. (a)(d)	217,927	4,192,915
Hercules Offshore, Inc. (a)(d)	315,518	1,602,831
Hornbeck Offshore Services, Inc. (a)(d)	66,010	2,689,908
ION Geophysical Corp. (a)(d)	241,453	1,728,803
Key Energy Services, Inc. (a)(d)	366,546	6,253,275
Lufkin Industries, Inc.	74,136	5,904,191
Matrix Service Co. (a)	71,062	940,861
McDermott International, Inc. (a)	495,504	6,471,282
Mitcham Industries, Inc. (a)	24,562	574,014
Natural Gas Services Group, Inc. (a)(d)	25,396	355,290
Newpark Resources, Inc. (a)(d)	184,790	1,454,297
Oceaneering International, Inc.	235,178	12,763,110
Oil States International, Inc. (a)(d)	117,013	9,503,796
OYO Geospace Corp. (a)	9,947	1,094,667
Parker Drilling Co. (a)	242,503	1,535,044
Patterson-UTI Energy, Inc.	324,732	6,306,295
PHI, Inc. (non-vtg.) (a)	30,743	679,420
Pioneer Drilling Co. (a)(d)	132,423	1,318,933
RigNet, Inc. (a)	17,441	296,497
RPC, Inc. (d)	112,673	1,803,895
SEACOR Holdings, Inc. (a)(d)	52,976	5,238,267
Superior Energy Services, Inc. (a)	360,342	10,572,434
Tesco Corp. (a)(d)	66,408	1,017,371
TETRA Technologies, Inc. (a)(d)	155,121	1,410,050
TGC Industries, Inc. (a)	32,309	327,613
Tidewater, Inc.	108,622	6,463,009
Union Drilling, Inc. (a)	29,459	198,554
Unit Corp. (a)(d)	116,878	5,559,886
Willbros Group, Inc. (a)	99,083	416,149
		136,824,203
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)(d)	199,696	802,778
Adams Resources & Energy, Inc.	15,909	659,746
Alon USA Energy, Inc.	31,382	294,991
Amyris, Inc. (a)(d)	59,801	321,729
APCO Oil and Gas International, Inc. (d)	22,879	1,720,043
Approach Resources, Inc. (a)(d)	59,134	2,043,671
Arch Coal, Inc.	466,807	6,334,571

	Shares	Value
ATP Oil & Gas Corp. (a)(d)	109,981	$ 879,848
Barnwell Industries, Inc. (a)	11,298	31,860
Berry Petroleum Co. Class A	111,618	6,022,907
Bill Barrett Corp. (a)(d)	108,832	3,181,159
BioFuel Energy Corp. (a)(d)	245,610	186,418
Bonanza Creek Energy, Inc.	21,405	398,133
BPZ Energy, Inc. (a)(d)	218,335	700,855
Callon Petroleum Co. (a)	73,635	519,863
Carrizo Oil & Gas, Inc. (a)(d)	72,656	2,046,720
Cheniere Energy, Inc. (a)(d)	209,409	3,149,511
Cimarex Energy Co.	195,710	15,787,926
Clayton Williams Energy, Inc. (a)(d)	26,242	2,318,481
Clean Energy Fuels Corp. (a)(d)	103,956	1,953,333
Cloud Peak Energy, Inc. (a)(d)	125,502	2,223,895
Cobalt International Energy, Inc. (a)(d)	339,545	10,206,723
Comstock Resources, Inc. (a)(d)	98,794	1,583,668
Concho Resources, Inc. (a)(d)	237,808	25,407,407
Contango Oil & Gas Co. (a)(d)	31,943	2,030,936
Continental Resources, Inc. (a)(d)	125,022	11,336,995
CREDO Petroleum Corp. (a)	17,574	201,750
Crimson Exploration, Inc. (a)(d)	82,961	258,009
Crosstex Energy, Inc.	112,481	1,544,364
Cubic Energy, Inc. (a)(d)	80,504	41,862
CVR Energy, Inc. (a)(d)	192,008	5,224,538
Delek US Holdings, Inc.	31,238	412,654
DHT Holdings, Inc. (d)	140,401	155,845
Double Eagle Petroleum Co. (a)	27,291	185,306
Earthstone Energy, Inc. (a)	4,213	100,480
Endeavour International Corp. (a)(d)	75,178	869,809
Energen Corp.	154,282	8,212,431
Energy Partners Ltd. (a)	62,783	1,069,822
Evolution Petroleum Corp. (a)	37,375	346,840
EXCO Resources, Inc. (d)	381,221	2,718,106
FieldPoint Petroleum Corp. (a)	9,981	54,197
Forest Oil Corp. (a)(d)	237,472	3,070,513
FX Energy, Inc. (a)(d)	108,663	687,837
Gasco Energy, Inc. (a)(d)	467,214	135,492
Gastar Exploration Ltd. (a)	112,646	323,294
GeoMet, Inc. (a)	60,223	40,952
Georesources, Inc. (a)(d)	43,651	1,398,578
Gevo, Inc. (a)(d)	16,005	160,210
GMX Resources, Inc. (a)(d)	104,152	183,308
Goodrich Petroleum Corp. (a)(d)	59,308	944,776
Green Plains Renewable Energy, Inc. (a)(d)	48,253	547,672
Gulfport Energy Corp. (a)(d)	88,655	2,980,581
Halcon Resources Corp. (a)(d)	47,202	518,750
Hallador Energy Co.	4,464	45,086
Harvest Natural Resources, Inc. (a)(d)	74,832	495,388
HKN, Inc. (a)	28,420	65,934
HollyFrontier Corp.	421,851	13,764,998
Houston American Energy Corp. (a)(d)	37,486	406,348
Hyperdynamics Corp. (a)(d)	317,808	432,219
Isramco, Inc. (a)(d)	1,934	159,748
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
James River Coal Co. (a)(d)	72,283	$ 414,182
Kinder Morgan Holding Co. LLC (d)	239,894	8,453,865
KiOR, Inc. Class A (d)	28,186	245,218
Kodiak Oil & Gas Corp. (a)(d)	616,350	5,972,432
Laredo Petroleum Holdings, Inc.	38,457	975,654
Lucas Energy, Inc. (a)(d)	25,312	74,164
Magellan Petroleum Corp. (a)	109,622	139,220
Magnum Hunter Resources Corp. (d)	263,466	1,823,185
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	0
Matador Resources Co.	29,289	347,368
McMoRan Exploration Co. (a)(d)	286,847	4,015,858
Mexco Energy Corp. (a)	2,175	21,054
Miller Energy Resources, Inc. (a)(d)	130,696	548,923
Northern Oil & Gas, Inc. (a)(d)	161,173	3,821,412
Oasis Petroleum, Inc. (a)(d)	145,480	4,665,544
Overseas Shipholding Group, Inc. (d)	63,133	558,727
Pacific Ethanol, Inc. (a)(d)	65,558	80,636
Panhandle Royalty Co. Class A	15,804	460,687
Patriot Coal Corp. (a)(d)	199,584	1,442,992
Penn Virginia Corp.	93,671	458,051
Petroleum Development Corp. (a)	48,457	1,576,791
Petroquest Energy, Inc. (a)(d)	116,987	713,621
Plains Exploration & Production Co. (a)	318,253	14,025,410
PostRock Energy Corp. (a)	17,510	64,262
PrimeEnergy Corp. (a)	1,965	44,311
Pyramid Oil Co. (a)	7,060	37,206
Quicksilver Resources, Inc. (a)(d)	274,950	1,523,223
Renewable Energy Group, Inc.	10,652	101,940
Rentech, Inc. (a)	504,816	898,572
Resolute Energy Corp. (a)(d)	165,845	1,850,830
Rex American Resources Corp. (a)	16,822	515,931
Rex Energy Corp. (a)(d)	90,060	1,035,690
Rosetta Resources, Inc. (a)(d)	110,823	5,656,406
Royale Energy, Inc. (a)(d)	11,555	71,294
Sanchez Energy Corp. (d)	19,483	466,228
SandRidge Energy, Inc. (a)(d)	811,063	7,031,916
Saratoga Resources, Inc. (a)	15,181	100,954
SemGroup Corp. Class A (a)	96,535	2,738,698
Ship Finance International Ltd. (NY Shares) (d)	109,403	1,502,103
SM Energy Co.	137,484	10,822,740
SMF Energy Corp. (d)	11,201	40,660
Solazyme, Inc. (d)	23,938	329,866
Southern Union Co. (d)	260,425	11,443,075
Stone Energy Corp. (a)(d)	102,000	3,258,900
Swift Energy Co. (a)(d)	88,600	2,660,658
Synergy Resources Corp. (a)	18,532	63,750
Syntroleum Corp. (a)(d)	166,427	206,369
Targa Resources Corp.	86,957	3,863,500
Teekay Corp.	95,965	2,763,792

	Shares	Value
Tengasco, Inc. (a)	63,216	$ 65,112
Tri-Valley Corp. (a)(d)	75,638	12,858
Ultra Petroleum Corp. (a)(d)	366,925	9,158,448
Uranium Energy Corp. (a)(d)	194,558	729,593
Uranium Resources, Inc. (a)(d)	186,574	179,111
USEC, Inc. (a)(d)	388,801	520,993
Vaalco Energy, Inc. (a)(d)	119,162	940,188
Venoco, Inc. (a)	63,393	690,984
Verenium Corp. (a)(d)	32,819	92,550
Voyager Oil & Gas, Inc. (a)	93,088	301,605
W&T Offshore, Inc.	74,943	1,892,311
Warren Resources, Inc. (a)	155,341	605,830
Western Refining, Inc. (d)	113,744	2,064,454
Westmoreland Coal Co. (a)	23,023	241,972
Whiting Petroleum Corp. (a)(d)	266,339	15,618,119
World Fuel Services Corp. (d)	160,000	6,665,600
ZaZa Energy Corp. (a)(d)	47,652	186,796
Zion Oil & Gas, Inc. (a)(d)	99,924	272,793
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	26,798	5,896
		300,074,945
TOTAL ENERGY		436,899,148
FINANCIALS - 20.3%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	112,772	11,997,813
Arlington Asset Investment Corp.	20,855	481,751
Artio Global Investors, Inc. Class A (d)	122,626	587,379
BGC Partners, Inc. Class A (d)	169,391	1,190,819
Calamos Asset Management, Inc. Class A	42,824	525,022
CIFI Corp. (a)	5,983	31,351
Cohen & Steers, Inc. (d)	41,701	1,373,631
Cowen Group, Inc. Class A (a)	224,983	629,952
Diamond Hill Investment Group, Inc.	6,220	471,725
Duff & Phelps Corp. Class A	62,290	857,110
Eaton Vance Corp. (non-vtg.) (d)	250,462	7,215,810
Edelman Financial Group, Inc.	54,798	367,147
Epoch Holding Corp.	35,731	891,488
Evercore Partners, Inc. Class A	51,523	1,400,910
FBR Capital Markets Corp. (a)	133,653	336,806
Financial Engines, Inc. (a)(d)	112,959	2,603,705
FirstCity Financial Corp. (a)	5,260	45,236
FXCM, Inc. Class A (d)	32,446	306,939
GAMCO Investors, Inc. Class A	13,874	639,730
GFI Group, Inc.	188,467	723,713
Gleacher & Co., Inc. (a)(d)	147,210	223,759
Greenhill & Co., Inc.	60,155	2,644,414
HFF, Inc. (a)	77,082	1,110,752
ICG Group, Inc. (a)	113,828	986,889
Institutional Financial Markets, Inc.	16,813	25,556
INTL FCStone, Inc. (a)(d)	36,432	825,185
Investment Technology Group, Inc. (a)(d)	111,776	1,285,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. (d)	420,000	$ 3,704,400
Jefferies Group, Inc. (d)	302,772	5,062,348
JMP Group, Inc.	40,214	286,324
KBW, Inc.	72,402	1,196,805
Knight Capital Group, Inc. Class A (a)	210,178	2,784,859
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	574,376
LPL Investment Holdings, Inc. (a)	95,900	3,270,190
Medallion Financial Corp.	52,498	574,853
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	505,297
Penson Worldwide, Inc. (a)(d)	47,870	61,274
Piper Jaffray Companies (a)(d)	44,362	1,090,418
Pzena Investment Management, Inc.	13,002	66,830
Raymond James Financial, Inc.	228,162	8,070,090
Rodman & Renshaw Capital Group, Inc. (a)(d)	120,949	135,463
Safeguard Scientifics, Inc. (a)	52,134	881,586
SEI Investments Co.	318,629	6,292,923
Stifel Financial Corp. (a)(d)	111,917	4,200,245
SWS Group, Inc. (d)	80,179	448,201
TD Ameritrade Holding Corp.	498,113	9,299,770
Teton Advisors, Inc. (a)	145	2,248
U.S. Global Investments, Inc. Class A	36,632	271,077
Virtus Investment Partners, Inc. (a)	13,764	1,094,789
Waddell & Reed Financial, Inc. Class A (d)	213,366	6,733,831
Walter Investment Management Corp.	58,571	1,193,677
Westwood Holdings Group, Inc.	12,700	491,998
WisdomTree Investments, Inc. (a)	138,520	980,722
		99,054,610
Commercial Banks - 4.3%
1st Source Corp.	35,268	865,829
1st United Bancorp, Inc. (a)	59,992	353,953
Access National Corp.	3,533	36,814
ACNB Corp.	13,555	193,972
Alliance Financial Corp.	11,655	344,056
Ameriana Bancorp	2,223	10,782
American National Bankshares, Inc.	15,150	321,938
Ameris Bancorp (a)(d)	48,535	559,123
AmeriServ Financial, Inc. (a)(d)	12,760	32,155
Ames National Corp.	14,284	309,249
Anchor Bancorp (a)	6,363	57,585
Arrow Financial Corp.	28,188	678,203
Associated Banc-Corp.	434,355	5,750,860
Auburn National Bancorp., Inc.	2,112	44,479
BancFirst Corp.	19,467	796,784
Bancorp, Inc., Delaware (a)	66,983	557,299
BancorpSouth, Inc.	226,260	2,678,918
BancTrust Financial Group, Inc. (a)(d)	34,209	44,472
Bank of Hawaii Corp.	98,531	4,532,426

	Shares	Value
Bank of Kentucky Financial Corp.	10,625	$ 263,819
Bank of Marin Bancorp	11,021	387,609
Bank of the James Financial Group, Inc. (a)	2,186	11,280
Bank of the Ozarks, Inc. (d)	66,196	1,942,853
Banner Bank	32,759	675,163
Bar Harbor Bankshares	9,461	289,034
BBCN Bancorp, Inc. (a)	168,307	1,725,147
BCB Bancorp, Inc. (d)	9,297	97,154
Berkshire Bancorp, Inc. (a)	1,681	11,717
BOK Financial Corp.	65,078	3,493,387
Boston Private Financial Holdings, Inc.	161,973	1,543,603
Bridge Bancorp, Inc.	17,303	347,098
Bridge Capital Holdings (a)	15,251	183,927
Bryn Mawr Bank Corp.	21,145	415,711
BSB Bancorp, Inc.	19,579	220,655
C & F Financial Corp.	802	25,255
Camden National Corp.	15,714	555,490
Capital Bank Corp. (a)	18,858	41,488
Capital City Bank Group, Inc. (d)	29,072	228,797
CapitalSource, Inc.	671,726	4,534,151
Cardinal Financial Corp.	61,598	662,179
Cascade Bancorp (a)(d)	31,306	181,575
Cathay General Bancorp	164,381	2,685,986
Center Bancorp, Inc.	24,715	237,511
Centerstate Banks of Florida, Inc.	63,352	443,464
Central Pacific Financial Corp. (a)(d)	23,723	328,326
Century Bancorp, Inc. Class A (non-vtg.)	7,814	193,475
Chemical Financial Corp.	55,700	1,228,742
CIT Group, Inc. (a)	458,461	18,663,947
Citizens & Northern Corp.	28,411	565,379
Citizens Holding Co.	2,280	42,659
Citizens Republic Bancorp, Inc. (a)	84,126	1,151,685
City Holding Co. (d)	34,461	1,180,978
City National Corp.	106,269	4,994,643
CNB Financial Corp., Pennsylvania	24,450	378,975
CoBiz, Inc.	138,787	809,128
Colony Bankcorp, Inc. (a)	4,000	15,480
Columbia Banking Systems, Inc.	82,145	1,737,367
Commerce Bancshares, Inc.	183,137	7,070,920
Community Bank System, Inc.	96,150	2,626,818
Community Partners Bancorp	1,393	8,233
Community Trust Bancorp, Inc.	34,249	1,056,239
Crescent Financial Bancshares, Inc. (a)	4,931	19,823
Cullen/Frost Bankers, Inc.	140,787	7,951,650
CVB Financial Corp.	241,074	2,596,367
Eagle Bancorp, Inc., Maryland (a)(d)	42,730	662,742
East West Bancorp, Inc.	312,101	6,903,674
Eastern Virginia Bankshares, Inc. (a)	3,012	8,916
Encore Bancshares, Inc. (a)(d)	20,453	296,569
Enterprise Bancorp, Inc.	11,330	179,581
Enterprise Financial Services Corp.	40,305	467,538
Farmers Capital Bank Corp. (a)	5,824	34,070
Farmers National Banc Corp.	41,229	230,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	10,511	$ 67,270
Financial Institutions, Inc.	26,944	440,804
First Bancorp, North Carolina	34,349	343,490
First Bancorp, Puerto Rico (a)(d)	83,028	321,318
First Busey Corp.	161,346	780,915
First California Financial Group, Inc. (a)	58,547	270,487
First Citizen Bancshares, Inc.	14,036	2,472,441
First Commonwealth Financial Corp.	220,589	1,321,328
First Community Bancshares, Inc.	34,379	426,300
First Connecticut Bancorp, Inc. (d)	34,934	450,649
First Financial Bancorp, Ohio	125,711	2,057,889
First Financial Bankshares, Inc. (d)	88,879	3,044,995
First Financial Corp., Indiana	27,105	867,089
First Financial Service Corp. (a)	745	2,310
First Interstate Bancsystem, Inc.	42,213	574,097
First M&F Corp.	1,684	6,500
First Merchants Corp.	56,317	623,992
First Midwest Bancorp, Inc., Delaware (d)	155,623	1,799,002
First Niagara Financial Group, Inc.	686,322	6,561,238
First of Long Island Corp.	15,466	401,188
First Republic Bank (a)	194,207	5,824,268
First Security Group, Inc. (a)	1,070	2,996
First South Bancorp, Inc., Virginia (a)	39,689	161,534
First United Corp. (a)	14,602	79,143
Firstbank Corp., Michigan	7,615	54,523
FirstMerit Corp.	236,536	3,796,403
FNB Corp., Pennsylvania	296,034	3,490,241
FNB United Corp. (a)(d)	1,709	25,584
Fulton Financial Corp.	416,928	4,085,894
German American Bancorp, Inc.	25,909	507,298
Glacier Bancorp, Inc.	149,478	2,062,796
Great Southern Bancorp, Inc.	21,585	475,302
Green Bankshares, Inc. (a)	33,783	48,648
Guaranty Bancorp (a)	79,862	126,981
Hampton Roads Bankshares, Inc. (a)(d)	56,222	146,177
Hancock Holding Co.	186,386	6,327,805
Hanmi Financial Corp. (a)(d)	49,523	429,364
Hawthorn Bancshares, Inc.	6,079	43,465
Heartland Financial USA, Inc.	31,079	488,873
Heritage Commerce Corp. (a)(d)	40,322	211,691
Heritage Financial Corp., Washington	35,332	473,449
Heritage Oaks Bancorp (a)	17,210	69,701
Home Bancshares, Inc.	61,821	1,557,889
Horizon Bancorp Industries	7,320	128,832
Hudson Valley Holding Corp.	41,056	670,034
IBERIABANK Corp. (d)	64,510	3,421,610
Independent Bank Corp. (a)(d)	17,064	26,449
Independent Bank Corp., Massachusetts (d)	45,285	1,244,885
International Bancshares Corp.	125,554	2,383,015
Intervest Bancshares Corp. Class A (a)	43,436	147,682

	Shares	Value
Investors Bancorp, Inc. (a)	108,165	$ 1,571,637
Lakeland Bancorp, Inc.	53,953	488,814
Lakeland Financial Corp.	34,881	879,699
Macatawa Bank Corp. (a)(d)	67,984	186,956
MainSource Financial Group, Inc.	47,324	479,865
MB Financial, Inc.	113,058	2,249,854
MBT Financial Corp. (a)(d)	10,000	21,200
Mercantile Bank Corp. (a)(d)	17,873	240,392
Merchants Bancshares, Inc.	13,310	370,684
Metro Bancorp, Inc. (a)	41,607	442,698
Metrocorp Bancshares, Inc. (a)	24,932	201,949
Middleburg Financial Corp.	12,256	193,155
Midsouth Bancorp, Inc.	24,320	312,755
MidWestOne Financial Group, Inc.	16,620	289,188
National Bankshares, Inc.	15,371	415,171
National Penn Bancshares, Inc. (d)	283,008	2,476,320
NBT Bancorp, Inc.	103,841	2,264,772
NewBridge Bancorp (a)	32,890	133,533
North Valley Bancorp (a)	2,276	23,807
Northrim Bancorp, Inc.	10,594	211,880
Norwood Financial Corp.	2,777	70,758
OBA Financial Services, Inc. (a)	4,224	59,981
Ohio Valley Banc Corp.	7,485	143,113
Old National Bancorp, Indiana	197,074	2,380,654
Old Second Bancorp, Inc. (a)(d)	34,774	41,729
OmniAmerican Bancorp, Inc. (a)	21,285	380,789
Oriental Financial Group, Inc.	97,881	1,150,102
Orrstown Financial Services, Inc.	16,026	138,625
Pacific Capital Bancorp NA (a)(d)	17,797	498,494
Pacific Continental Corp.	43,214	362,998
Pacific Mercantile Bancorp (a)	13,335	58,141
PacWest Bancorp	69,253	1,507,638
Park National Corp. (d)	38,738	2,666,724
Park Sterling Corp. (a)	78,231	355,951
Patriot National Bancorp, Inc. (a)(d)	14,022	24,398
Peapack-Gladstone Financial Corp. (d)	17,211	216,514
Penns Woods Bancorp, Inc.	9,401	366,545
Peoples Bancorp of North Carolina	1,842	14,847
Peoples Bancorp, Inc.	20,106	325,114
Peoples Financial Corp., Mississippi	7,232	70,223
Pinnacle Financial Partners, Inc. (a)(d)	71,032	1,176,290
Popular, Inc. (a)	2,618,158	4,974,500
Porter Bancorp, Inc.	3,733	7,391
Preferred Bank, Los Angeles (a)	18,933	191,223
Premier Financial Bancorp, Inc. (a)	4,520	27,572
PremierWest Bancorp (a)(d)	17,140	23,825
Princeton National Bancorp, Inc. (a)(d)	3,779	6,198
PrivateBancorp, Inc.	138,942	2,014,659
Prosperity Bancshares, Inc.	104,563	4,573,586
QCR Holdings, Inc.	6,005	59,510
Renasant Corp.	56,593	858,516
Republic Bancorp, Inc., Kentucky Class A	22,049	574,597
Republic First Bancorp, Inc. (a)	43,056	86,973
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	$ 8,849
S&T Bancorp, Inc. (d)	65,011	1,378,883
S.Y. Bancorp, Inc.	28,962	629,924
Sandy Spring Bancorp, Inc.	51,493	929,964
Savannah Bancorp, Inc. (a)	3,956	20,611
SCBT Financial Corp.	39,694	1,229,323
Seacoast Banking Corp., Florida (a)	235,806	436,241
Shore Bancshares, Inc.	20,686	127,633
Sierra Bancorp	28,927	266,128
Signature Bank (a)(d)	103,111	6,120,669
Simmons First National Corp. Class A	35,300	928,037
Southern National Bancorp of Virginia, Inc.	12,282	78,850
Southside Bancshares, Inc.	38,340	817,025
Southwest Bancorp, Inc., Oklahoma (a)	44,454	380,526
State Bank Financial Corp. (a)	65,049	1,056,396
State Investors Bancorp, Inc. (a)	5,912	65,860
StellarOne Corp.	47,424	551,541
Sterling Bancorp, New York	62,200	553,580
Sterling Financial Corp., Washington (a)	88,072	1,713,881
Suffolk Bancorp (a)	24,189	292,687
Summit Financial Group, Inc. (a)	1,800	6,786
Sun Bancorp, Inc., New Jersey (a)	127,043	364,613
Susquehanna Bancshares, Inc.	457,715	4,243,018
SVB Financial Group (a)(d)	94,434	5,598,048
Synovus Financial Corp.	1,961,478	4,158,333
Taylor Capital Group, Inc. (a)(d)	36,427	489,943
TCF Financial Corp. (d)	333,798	3,598,342
Texas Capital Bancshares, Inc. (a)(d)	76,497	2,592,483
The First Bancorp, Inc.	19,885	298,275
TIB Financial Corp. (a)	777	8,392
Tompkins Financial Corp. (d)	20,721	851,633
TowneBank (d)	60,370	779,980
Trico Bancshares	30,606	495,817
Trustmark Corp.	117,611	2,773,267
UMB Financial Corp.	79,916	3,328,501
Umpqua Holdings Corp. (d)	254,223	3,132,027
Union Bankshares, Inc.	388	7,372
Union/First Market Bankshares Corp.	45,249	628,056
United Bankshares, Inc., West Virginia (d)	105,326	3,083,945
United Community Banks, Inc., Georgia (a)	41,124	368,882
United Security Bancshares, Inc.	8,545	52,295
United Security Bancshares, California (d)	7,198	15,476
Univest Corp. of Pennsylvania	33,462	528,700
Valley National Bancorp (d)	401,122	5,018,036
Virginia Commerce Bancorp, Inc. (a)	67,965	570,906
VIST Financial Corp.	18,675	223,353
Washington Banking Co., Oak Harbor	41,106	521,635

	Shares	Value
Washington Trust Bancorp, Inc.	34,101	$ 801,715
Webster Financial Corp.	192,580	4,213,650
Wellesley Bancorp, Inc.	803	9,989
WesBanco, Inc.	61,393	1,197,164
West Bancorp., Inc.	25,000	240,750
West Coast Bancorp (a)	36,737	630,040
Westamerica Bancorp.	70,836	3,354,793
Western Alliance Bancorp. (a)(d)	183,053	1,490,051
Wilshire Bancorp, Inc. (a)(d)	124,300	539,462
Wintrust Financial Corp.	76,756	2,587,445
Xenith Bankshares, Inc. (a)	16,585	58,379
Yadkin Valley Financial Corp. (a)	15,173	31,408
		277,465,665
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	168,612	1,748,506
Cash America International, Inc.	61,500	2,852,370
CompuCredit Holdings Corp. (a)(d)	36,887	198,083
Consumer Portfolio Services, Inc. (a)	11,918	13,944
Credit Acceptance Corp. (a)(d)	21,614	2,080,564
DFC Global Corp. (a)	92,459	1,655,941
EZCORP, Inc. (non-vtg.) Class A (a)(d)	102,437	3,226,766
First Cash Financial Services, Inc. (a)(d)	76,532	3,234,242
First Marblehead Corp. (a)	153,484	187,250
Green Dot Corp. Class A (a)(d)	42,106	1,344,445
Imperial Holdings, Inc. (a)	53,799	134,498
Nelnet, Inc. Class A	61,253	1,618,304
Netspend Holdings, Inc. (a)(d)	69,646	599,652
QC Holdings, Inc.	15,649	58,684
White River Capital, Inc.	7,973	185,372
World Acceptance Corp. (a)(d)	37,666	2,392,544
		21,531,165
Diversified Financial Services - 0.3%
California First National Bancorp	1,545	22,881
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	224,482	6,188,969
FX Alliance, Inc.	11,347	153,525
Gain Capital Holdings, Inc.	22,236	116,517
Interactive Brokers Group, Inc.	80,367	1,274,621
Life Partners Holdings, Inc.	22,647	96,250
MarketAxess Holdings, Inc.	67,374	2,231,427
Marlin Business Services Corp.	19,144	300,561
MicroFinancial, Inc.	5,166	34,716
MSCI, Inc. Class A (a)(d)	256,992	9,092,377
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	67,474	665,294
PHH Corp. (a)(d)	116,881	1,591,919
PICO Holdings, Inc. (a)	49,118	1,085,999
Resource America, Inc. Class A	23,799	141,604
Vector Capital Corp. rights	49,572	1
		22,996,661
Insurance - 4.1%
21st Century Holding Co. (a)	8,797	29,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alleghany Corp. (d)	18,796	$ 6,101,933
Allied World Assurance Co. Holdings Ltd.	89,522	5,905,766
American Equity Investment Life Holding Co.	119,336	1,443,966
American Financial Group, Inc.	190,000	7,115,500
American Independence Corp. (a)	3,087	13,428
American National Insurance Co.	29,749	2,144,903
American Safety Insurance Group Ltd. (a)(d)	24,056	464,521
Amerisafe, Inc. (a)	44,533	1,004,664
Amtrust Financial Services, Inc. (d)	65,584	1,771,424
Arch Capital Group Ltd. (a)	304,045	11,264,867
Argo Group International Holdings, Ltd.	64,674	1,930,519
Arthur J. Gallagher & Co. (d)	238,841	8,149,255
Aspen Insurance Holdings Ltd.	147,997	3,926,360
Assured Guaranty Ltd.	358,543	6,023,522
Axis Capital Holdings Ltd.	309,698	9,554,183
Baldwin & Lyons, Inc. Class B	18,379	386,694
Brown & Brown, Inc.	248,221	5,865,462
Citizens, Inc. Class A (a)(d)	78,016	833,211
CNA Financial Corp.	88,556	2,498,165
CNO Financial Group, Inc. (a)	478,207	3,548,296
Crawford & Co. Class B	69,141	304,220
Delphi Financial Group, Inc. Class A	99,263	4,423,159
Donegal Group, Inc. Class A	26,385	363,321
Eastern Insurance Holdings, Inc.	14,834	215,093
eHealth, Inc. (a)(d)	59,193	889,671
EMC Insurance Group	12,011	253,072
Employers Holdings, Inc.	87,592	1,514,466
Endurance Specialty Holdings Ltd.	106,872	4,110,297
Enstar Group Ltd. (a)(d)	20,537	1,991,678
Erie Indemnity Co. Class A	61,158	4,654,735
Everest Re Group Ltd.	95,044	8,349,615
FBL Financial Group, Inc. Class A	35,194	1,195,540
Fidelity National Financial, Inc. Class A	471,276	8,134,224
First Acceptance Corp. (a)	24,679	35,785
First American Financial Corp.	216,245	3,330,173
Flagstone Reinsurance Holdings Ltd.	110,570	875,714
Fortegra Financial Corp. (a)	12,280	85,469
Global Indemnity PLC (a)	37,631	719,881
Greenlight Capital Re, Ltd. (a)	63,768	1,501,736
Hallmark Financial Services, Inc. (a)	23,631	159,509
Hanover Insurance Group, Inc.	94,048	3,839,039
Harleysville Group, Inc. (d)	30,356	1,718,453
HCC Insurance Holdings, Inc.	266,381	8,135,276
Hilltop Holdings, Inc. (a)	103,357	851,662
Homeowners Choice, Inc.	1,171	12,705
Horace Mann Educators Corp.	81,387	1,410,437
Independence Holding Co.	12,745	116,744
Infinity Property & Casualty Corp.	29,456	1,615,072

	Shares	Value
Investors Title Co.	2,693	$ 121,670
Kansas City Life Insurance Co.	8,684	278,062
Kemper Corp.	121,221	3,469,345
Maiden Holdings Ltd.	143,671	1,242,754
Markel Corp. (a)	20,681	8,436,814
MBIA, Inc. (a)(d)	321,835	3,469,381
Meadowbrook Insurance Group, Inc.	111,638	1,062,794
Mercury General Corp.	55,209	2,367,362
Montpelier Re Holdings Ltd.	171,990	2,966,828
National Financial Partners Corp. (a)(d)	130,377	1,989,553
National Interstate Corp.	12,547	303,010
National Security Group, Inc.	2,778	25,280
National Western Life Insurance Co. Class A	7,262	985,889
Navigators Group, Inc. (a)(d)	29,134	1,369,589
Old Republic International Corp.	530,948	5,766,095
OneBeacon Insurance Group Ltd.	47,103	718,321
PartnerRe Ltd.	144,778	9,184,716
Phoenix Companies, Inc. (a)(d)	232,680	481,648
Platinum Underwriters Holdings Ltd.	76,798	2,730,937
Presidential Life Corp.	47,504	513,993
Primerica, Inc.	106,260	2,658,625
ProAssurance Corp.	64,616	5,670,700
Protective Life Corp.	178,332	4,952,280
Reinsurance Group of America, Inc.	160,469	9,254,247
RenaissanceRe Holdings Ltd.	110,083	7,921,573
RLI Corp.	47,991	3,362,249
Safety Insurance Group, Inc.	32,009	1,366,144
SeaBright Insurance Holdings, Inc.	51,078	417,818
Selective Insurance Group, Inc.	108,320	1,860,938
StanCorp Financial Group, Inc. (d)	111,235	4,422,704
State Auto Financial Corp.	29,911	418,156
Stewart Information Services Corp. (d)	39,262	515,903
Symetra Financial Corp.	228,781	2,274,083
Tower Group, Inc. (d)	79,758	1,838,422
Transatlantic Holdings, Inc.	148,543	9,001,706
Unico American Corp. (a)	2,607	28,286
United Fire Group, Inc.	45,430	912,689
Universal Insurance Holdings, Inc.	99,404	400,598
Validus Holdings Ltd.	146,156	4,456,296
W.R. Berkley Corp. (d)	267,684	9,569,703
White Mountains Insurance Group Ltd.	13,674	6,785,312
		266,355,152
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI) (d)	92,883	1,968,191
AG Mortgage Investment Trust, Inc.	28,695	571,604
Agree Realty Corp.	28,120	674,880
Alexanders, Inc.	7,463	2,831,835
Alexandria Real Estate Equities, Inc.	132,775	9,518,640
American Assets Trust, Inc.	90,276	1,942,740
American Campus Communities, Inc.	162,273	6,677,534
American Capital Agency Corp.	515,447	15,829,377
American Capital Mortgage Investment Corp. (d)	28,439	613,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. (d)	2,208,934	$ 36,712,483
Anworth Mortgage Asset Corp.	286,499	1,862,244
Apollo Commercial Real Estate Finance, Inc.	43,970	657,352
Arbor Realty Trust, Inc. (a)(d)	95,842	460,042
Armour Residential REIT, Inc. (d)	268,031	1,894,979
Ashford Hospitality Trust, Inc.	167,220	1,411,337
Associated Estates Realty Corp. (d)	110,604	1,650,212
BioMed Realty Trust, Inc.	366,169	6,744,833
Brandywine Realty Trust (SBI) (d)	351,288	3,797,423
BRE Properties, Inc.	163,938	7,939,517
BRT Realty Trust (a)	7,942	51,305
Camden Property Trust (SBI) (d)	152,681	9,466,222
Campus Crest Communities, Inc.	85,655	907,086
Capital Trust, Inc. Class A (a)	85,860	291,924
CapLease, Inc.	143,989	580,276
Capstead Mortgage Corp.	222,517	2,959,476
CBL & Associates Properties, Inc. (d)	312,528	5,509,869
Cedar Shopping Centers, Inc.	105,841	503,803
Chatham Lodging Trust	37,534	452,660
Chesapeake Lodging Trust (d)	79,186	1,396,049
Chimera Investment Corp. (d)	2,491,833	7,649,927
Cogdell Spencer, Inc.	183,981	778,240
Colonial Properties Trust (SBI)	181,383	3,721,979
Colony Financial, Inc.	63,933	1,066,402
CommonWealth REIT	174,324	3,242,426
Coresite Realty Corp.	64,954	1,386,768
Corporate Office Properties Trust (SBI) (d)	147,223	3,609,908
Cousins Properties, Inc.	217,353	1,606,239
Crexus Investment Corp.	147,343	1,642,874
CubeSmart	222,676	2,511,785
Cys Investments, Inc. (d)	241,015	3,270,574
DCT Industrial Trust, Inc. (d)	498,172	2,819,654
DDR Corp.	548,129	7,745,063
DiamondRock Hospitality Co. (d)	357,776	3,563,449
Digital Realty Trust, Inc.	229,508	16,639,330
Douglas Emmett, Inc.	265,224	5,588,270
Duke Realty LP	533,955	7,411,295
DuPont Fabros Technology, Inc. (d)	145,560	3,333,324
EastGroup Properties, Inc. (d)	54,633	2,632,764
Education Realty Trust, Inc.	179,142	1,841,580
Entertainment Properties Trust (SBI)	96,934	4,410,497
Equity Lifestyle Properties, Inc.	96,693	6,431,051
Equity One, Inc.	121,453	2,310,036
Essex Property Trust, Inc. (d)	72,783	10,188,892
Excel Trust, Inc.	82,459	988,683
Extra Space Storage, Inc.	235,368	6,206,654
Federal Realty Investment Trust (SBI)	141,738	13,514,718
FelCor Lodging Trust, Inc. (a)	316,013	1,213,490
First Industrial Realty Trust, Inc. (a)	173,098	2,046,018
First Potomac Realty Trust	134,902	1,784,753

	Shares	Value
Franklin Street Properties Corp.	149,212	$ 1,538,376
General Growth Properties, Inc.	888,708	14,459,279
Getty Realty Corp. (d)	61,162	1,039,754
Gladstone Commercial Corp.	28,855	515,639
Glimcher Realty Trust	291,480	2,885,652
Government Properties Income Trust	72,848	1,699,544
Gramercy Capital Corp. (a)	107,065	310,489
Gyrodyne Co. of America, Inc. (a)	691	72,196
Hatteras Financial Corp.	173,206	4,932,907
Healthcare Realty Trust, Inc.	158,187	3,269,725
Hersha Hospitality Trust	373,061	1,876,497
Highwoods Properties, Inc. (SBI)	148,605	4,755,360
Home Properties, Inc.	104,425	6,018,013
Hospitality Properties Trust (SBI)	259,284	6,412,093
Hudson Pacific Properties, Inc.	57,436	878,196
Inland Real Estate Corp.	155,936	1,351,965
Invesco Mortgage Capital, Inc.	297,124	5,089,734
Investors Real Estate Trust (d)	203,581	1,553,323
iStar Financial, Inc. (a)(d)	264,321	1,863,463
Kilroy Realty Corp. (d)	151,047	6,621,900
Kite Realty Group Trust	135,125	663,464
LaSalle Hotel Properties (SBI)	179,910	4,799,999
Lexington Corporate Properties Trust	370,353	3,203,553
Liberty Property Trust (SBI) (d)	243,987	8,276,039
LTC Properties, Inc.	60,414	1,864,376
Mack-Cali Realty Corp.	191,873	5,487,568
Medical Properties Trust, Inc.	249,853	2,428,571
MFA Financial, Inc. (d)	876,893	6,401,319
Mid-America Apartment Communities, Inc. (d)	76,315	4,759,767
Mission West Properties, Inc.	47,795	477,950
Monmouth Real Estate Investment Corp. Class A	64,543	604,122
MPG Office Trust, Inc. (a)(d)	165,334	370,348
National Health Investors, Inc. (d)	62,000	2,922,060
National Retail Properties, Inc.	198,474	5,289,332
New York Mortgage Trust, Inc. (d)	45,221	321,069
NorthStar Realty Finance Corp.	199,299	1,064,257
Omega Healthcare Investors, Inc. (d)	212,111	4,320,701
One Liberty Properties, Inc.	28,128	491,677
Parkway Properties, Inc.	47,937	478,891
Pebblebrook Hotel Trust	140,580	3,012,629
Pennsylvania Real Estate Investment Trust (SBI)	112,095	1,504,315
Pennymac Mortgage Investment Trust	55,638	1,001,484
Piedmont Office Realty Trust, Inc. Class A	362,642	6,389,752
PMC Commercial Trust	13,167	95,197
Post Properties, Inc. (d)	120,322	5,254,462
Potlatch Corp.	92,090	2,838,214
PS Business Parks, Inc.	43,000	2,684,060
RAIT Financial Trust (d)	95,007	503,537
Ramco-Gershenson Properties Trust (SBI)	91,827	1,016,525
Rayonier, Inc. (d)	263,287	11,721,537
Realty Income Corp.	287,073	10,590,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Redwood Trust, Inc.	149,734	$ 1,732,422
Regency Centers Corp.	191,454	8,192,317
Resource Capital Corp.	141,840	818,417
Retail Opportunity Investments Corp.	114,340	1,329,774
RLJ Lodging Trust	134,924	2,363,868
Rouse Properties, Inc. (a)(d)	31,649	463,025
Rouse Properties, Inc. rights 3/16/12 (a)(d)	31,649	0
Sabra Health Care REIT, Inc.	78,716	1,124,064
Saul Centers, Inc.	23,989	908,224
Senior Housing Properties Trust (SBI)	344,767	7,378,014
SL Green Realty Corp.	186,104	14,153,209
Sovran Self Storage, Inc. (d)	73,113	3,473,599
Stag Industrial, Inc.	32,635	401,084
Starwood Property Trust, Inc.	228,389	4,508,399
Strategic Hotel & Resorts, Inc. (a)(d)	354,090	2,205,981
Summit Hotel Properties, Inc.	75,902	699,057
Sun Communities, Inc. (d)	67,921	2,811,250
Sunstone Hotel Investors, Inc. (a)	332,828	2,988,795
Supertel Hospitality, Inc., Maryland (a)	13,197	14,649
Tanger Factory Outlet Centers, Inc.	209,858	6,144,642
Taubman Centers, Inc.	133,106	9,193,631
Terreno Realty Corp.	28,836	410,048
The Macerich Co.	296,360	16,000,476
Two Harbors Investment Corp.	379,856	3,904,920
UDR, Inc.	474,620	11,874,992
UMH Properties, Inc.	26,836	271,044
Universal Health Realty Income Trust (SBI)	32,328	1,221,675
Urstadt Biddle Properties, Inc.	5,274	97,938
Urstadt Biddle Properties, Inc. Class A	50,629	962,964
Washington (REIT) (SBI)	136,137	4,032,378
Weingarten Realty Investors (SBI)	253,427	6,310,332
Whitestone REIT Class B	24,805	320,977
Winthrop Realty Trust	59,385	676,395
		542,003,244
Real Estate Management & Development - 0.5%
American Realty Capital Properties, Inc.	5,400	61,020
American Realty Investments, Inc. (a)	1,965	2,967
AV Homes, Inc. (a)	24,732	258,944
Brookfield Properties Corp.	556,310	9,662,981
Consolidated-Tomoka Land Co.	11,328	338,254
Forest City Enterprises, Inc. Class A (a)	275,710	4,030,880
Forestar Group, Inc. (a)(d)	73,423	1,152,007
Howard Hughes Corp. (a)	54,951	3,052,528
Jones Lang LaSalle, Inc. (d)	91,993	7,489,150
Kennedy-Wilson Holdings, Inc. (d)	91,074	1,231,320
Maui Land & Pineapple, Inc. (a)	17,270	64,417
Preferred Apartment Communities, Inc. Class A	2,507	19,404
Stratus Properties, Inc. (a)	6,633	58,768
Tejon Ranch Co. (a)(d)	30,567	893,168
The St. Joe Co. (a)(d)	213,311	3,436,440

	Shares	Value
Thomas Properties Group, Inc.	85,189	$ 366,313
Transcontinental Realty Investors, Inc. (a)	1,497	3,234
ZipRealty, Inc. (a)	28,991	36,529
		32,158,324
Thrifts & Mortgage Finance - 1.0%
Alliance Bancorp, Inc. of Pennsylvania	6,385	72,087
Apollo Residential Mortgage, Inc.	24,079	431,736
ASB Bancorp, Inc.	13,663	164,639
Astoria Financial Corp. (d)	188,613	1,656,022
Bank Mutual Corp.	123,703	486,153
BankAtlantic Bancorp, Inc. Class A (a)(d)	25,919	57,022
BankFinancial Corp.	49,291	278,494
BankUnited, Inc.	84,410	1,943,962
BCSB Bancorp, Inc. (a)	149	1,909
Beacon Federal Bancorp, Inc.	11,844	161,078
Beneficial Mutual Bancorp, Inc. (a)	93,273	845,986
Berkshire Hills Bancorp, Inc.	50,973	1,120,896
BofI Holding, Inc. (a)	27,494	450,627
Brookline Bancorp, Inc., Delaware	155,762	1,429,895
Camco Financial Corp. (a)	7,852	17,903
Cape Bancorp, Inc. (a)	25,193	203,056
Capitol Federal Financial, Inc.	417,085	4,875,724
Central Bancorp, Inc.	100	1,808
CFS Bancorp, Inc.	9,922	55,464
Charter Financial Corp., Georgia	2,453	23,696
Cheviot Financial Corp.	44	363
Chicopee Bancorp, Inc. (a)	11,029	159,479
Citizens South Banking Corp., Delaware	11,035	48,002
Clifton Savings Bancorp, Inc.	23,320	229,236
Colonial Financial Services, Inc. (a)	6,111	74,860
Dime Community Bancshares, Inc.	83,947	1,168,542
Doral Financial Corp. (a)(d)	295,629	413,881
Eagle Bancorp Montana, Inc.	15,964	159,640
ESB Financial Corp.	30,356	387,039
ESSA Bancorp, Inc.	31,156	299,721
Farmer Mac Class C (non-vtg.)	21,618	431,495
FedFirst Financial Corp.	6,288	86,460
First Clover Leaf Financial Corp. (d)	10,566	63,607
First Defiance Financial Corp.	22,893	358,047
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,836	27,236
First Financial Holdings, Inc.	36,582	357,040
First Financial Northwest, Inc. (a)(d)	34,706	255,783
First PacTrust Bancorp, Inc.	18,949	222,082
Flagstar Bancorp, Inc. (a)	500,000	360,450
Flushing Financial Corp.	72,793	942,669
Fox Chase Bancorp, Inc.	31,882	398,844
Franklin Financial Corp./VA (a)	27,950	377,046
Hampden Bancorp, Inc.	5,136	62,659
Heritage Financial Group, Inc.	7,564	90,692
HF Financial Corp.	632	7,274
HMN Financial, Inc. (a)(d)	2,852	5,276
Home Bancorp, Inc. (a)	15,428	254,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp, Inc.	34,573	$ 346,767
HopFed Bancorp, Inc.	11,426	95,407
IF Bancorp, Inc. (a)	11,597	132,554
Impac Mortgage Holdings, Inc. (a)(d)	20,302	54,206
Indiana Community Bancorp	9,245	199,692
Jefferson Bancshares, Inc., Tennessee (a)	2,774	6,242
Kaiser Federal Financial Group, Inc.	21,464	289,979
Kearny Financial Corp.	52,612	490,870
Meridian Interstate Bancorp, Inc. (a)	21,767	281,447
Meta Financial Group, Inc.	9,879	212,497
MGIC Investment Corp. (a)(d)	399,147	1,800,153
MutualFirst Financial, Inc.	4,269	37,781
NASB Financial, Inc. (a)	3,384	46,936
New England Bancshares, Inc.	10,376	103,241
New Hampshire Thrift Bancshare	2,577	30,821
New York Community Bancorp, Inc. (d)	950,390	12,364,574
Newport Bancorp, Inc. (a)	579	7,452
Northeast Community Bancorp, Inc.	8,762	60,370
Northfield Bancorp, Inc. (d)	57,830	796,897
Northwest Bancshares, Inc.	211,159	2,664,827
Ocean Shore Holding Co.	3,679	40,579
OceanFirst Financial Corp.	36,227	497,397
Oconee Federal Financial Corp.	4,827	57,924
Ocwen Financial Corp. (a)	208,788	3,363,575
Oneida Financial Corp.	2,810	27,426
Oritani Financial Corp.	106,486	1,387,513
Peoples Federal Bancshares, Inc. (a)	9,219	145,660
Poage Bankshares, Inc.	6,654	76,854
Provident Financial Holdings, Inc.	21,034	216,861
Provident Financial Services, Inc.	125,938	1,730,388
Provident New York Bancorp	82,178	700,978
Pulaski Financial Corp. (d)	11,679	86,775
PVF Capital Corp. (a)	16,043	27,434
Radian Group, Inc. (d)	272,066	1,031,130
Riverview Bancorp, Inc. (a)	20,156	45,553
Rockville Financial, Inc.	29,962	346,061
Roma Financial Corp.	24,222	247,307
SI Financial Group, Inc.	9,136	96,019
Southern Missouri Bancorp, Inc.	376	8,874
SP Bancorp, Inc. (a)	1,088	12,828
Teche Holding Co.	200	7,482
Territorial Bancorp, Inc.	25,512	535,752
TF Financial Corp.	1,866	46,016
TFS Financial Corp. (a)(d)	196,440	1,836,714
Timberland Bancorp, Inc. (a)	12,774	53,651
Tree.com, Inc. (a)	19,703	150,531
Trustco Bank Corp., New York	220,181	1,180,170
United Community Financial Corp., Ohio (a)	28,070	37,895
United Financial Bancorp, Inc.	38,185	605,232
ViewPoint Financial Group	52,099	780,964

	Shares	Value
Walker & Dunlop, Inc. (a)	26,794	$ 333,585
Washington Federal, Inc. (d)	287,542	4,658,180
Waterstone Financial, Inc. (a)	7,726	18,311
Westfield Financial, Inc.	94,628	750,400
Wolverine Bancorp, Inc. (a)	7,456	112,809
WSFS Financial Corp.	22,660	872,183
		63,669,403
TOTAL FINANCIALS		1,325,234,224
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	164,385
Acadia Pharmaceuticals, Inc. (a)	129,491	216,250
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	1,106,543
Acorda Therapeutics, Inc. (a)	107,837	2,821,016
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	73,690
Aegerion Pharmaceuticals, Inc. (a)(d)	21,815	364,965
Affymax, Inc. (a)	70,739	722,245
Agenus, Inc. (a)(d)	33,987	108,419
Alexion Pharmaceuticals, Inc. (a)	414,118	34,674,100
Alkermes PLC (a)(d)	200,355	3,528,252
Allos Therapeutics, Inc. (a)	469,334	699,308
Alnylam Pharmaceuticals, Inc. (a)	97,437	1,299,810
AMAG Pharmaceuticals, Inc. (a)	57,756	913,122
Amicus Therapeutics, Inc. (a)(d)	29,661	177,373
Amylin Pharmaceuticals, Inc. (a)	272,317	4,653,898
Anacor Pharmaceuticals, Inc. (a)	27,640	164,182
Anthera Pharmaceuticals, Inc. (a)	50,448	333,966
ARCA biopharma, Inc. (a)(d)	20,234	19,829
Ardea Biosciences, Inc. (a)(d)	50,140	1,068,985
Arena Pharmaceuticals, Inc. (a)(d)	260,052	462,893
ARIAD Pharmaceuticals, Inc. (a)(d)	376,179	5,394,407
ArQule, Inc. (a)(d)	96,974	688,515
Array Biopharma, Inc. (a)	97,821	274,877
Arrowhead Research Corp. (a)(d)	16,316	87,454
AspenBio Pharma, Inc. (a)	11,947	10,513
Astex Pharmaceuticals, Inc. (a)(d)	168,442	308,249
Athersys, Inc. (a)	14,873	30,341
AVEO Pharmaceuticals, Inc. (a)(d)	87,809	1,145,029
AVI BioPharma, Inc. (a)(d)	377,335	392,428
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	63,265	294,815
BioMarin Pharmaceutical, Inc. (a)(d)	270,779	9,680,349
BioMimetic Therapeutics, Inc. (a)	45,475	94,588
Biosante Pharmaceuticals, Inc. (a)	223,743	172,864
Biospecifics Technologies Corp. (a)	11,833	204,948
BioTime, Inc. (a)(d)	63,632	317,524
Cardium Therapeutics, Inc. (a)(d)	106,276	30,639
Catalyst Pharmaceutical Partners, Inc. (a)(d)	16,419	18,225
Cel-Sci Corp. (a)(d)	411,094	154,366
Cell Therapeutics, Inc. (a)(d)	497,008	636,170
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)	87,079	$ 330,029
Celsion Corp. (a)(d)	80,797	166,442
Cepheid, Inc. (a)(d)	132,997	5,371,749
Chelsea Therapeutics International Ltd. (a)(d)	111,861	412,767
Cleveland Biolabs, Inc. (a)(d)	63,757	233,988
Clovis Oncology, Inc. (d)	17,699	442,298
Codexis, Inc. (a)	55,475	218,572
Coronado Biosciences, Inc. (a)(d)	28,292	215,585
Cubist Pharmaceuticals, Inc. (a)(d)	126,754	5,432,676
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	148,476	669,627
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	51,149
Cytokinetics, Inc. (a)	96,287	99,176
Cytori Therapeutics, Inc. (a)(d)	122,840	399,230
CytRx Corp. (a)(d)	376,603	129,551
DARA BioSciences, Inc. (a)(d)	10,188	17,014
Dendreon Corp. (a)(d)	334,116	3,762,146
Discovery Laboratories, Inc. (a)(d)	33,604	119,966
DUSA Pharmaceuticals, Inc. (a)	49,844	240,248
Dyax Corp. (a)(d)	226,428	337,378
Dynavax Technologies Corp. (a)(d)	237,000	995,400
Emergent BioSolutions, Inc. (a)	46,647	712,300
EntreMed, Inc. (a)	37,512	77,650
Enzon Pharmaceuticals, Inc. (a)(d)	134,828	953,234
Exact Sciences Corp. (a)(d)	98,158	921,704
Exelixis, Inc. (a)(d)	297,938	1,692,288
Forticell Bioscience, Inc. (a)	2	0
Galena Biopharma, Inc. (a)(d)	62,801	67,197
Genomic Health, Inc. (a)(d)	36,434	1,063,144
GenVec, Inc. (a)	22,127	59,743
Geron Corp. (a)	244,282	488,564
GTx, Inc. (a)	46,584	161,181
Halozyme Therapeutics, Inc. (a)(d)	197,396	2,272,028
Hemispherx Biopharma, Inc. (a)(d)	257,396	79,021
Horizon Pharma, Inc. (d)	23,401	80,733
Human Genome Sciences, Inc. (a)(d)	460,000	3,624,800
iBio, Inc. (a)(d)	90,664	73,429
Idenix Pharmaceuticals, Inc. (a)	175,634	2,067,212
Idera Pharmaceuticals, Inc. (a)	48,311	61,838
ImmunoGen, Inc. (a)(d)	217,186	2,990,651
Immunomedics, Inc. (a)(d)	140,629	500,639
Incyte Corp. (a)(d)	234,977	3,985,210
Infinity Pharmaceuticals, Inc. (a)(d)	36,284	295,715
Inovio Pharmaceuticals, Inc. (a)	218,287	126,606
Insmed, Inc. (a)(d)	34,076	145,164
InterMune, Inc. (a)	143,706	1,928,535
Ironwood Pharmaceuticals, Inc. Class A (a)	118,987	1,593,236
Isis Pharmaceuticals, Inc. (a)(d)	211,106	1,923,176
IsoRay, Inc. (a)(d)	53,013	29,687

	Shares	Value
Keryx Biopharmaceuticals, Inc. (a)(d)	141,819	$ 470,839
Lexicon Pharmaceuticals, Inc. (a)(d)	457,138	777,135
Ligand Pharmaceuticals, Inc.:
Class B (a)	39,880	585,438
General CVR	26,087	509
Glucagon CVR (a)	26,087	391
rights (a)	26,087	652
TR Beta CVR (a)	26,087	261
MannKind Corp. (a)(d)	315,890	739,183
Maxygen, Inc. (a)	88,637	486,617
Medgenics, Inc. (a)	12,815	58,436
MediciNova, Inc. (a)(d)	37,660	94,150
Medivation, Inc. (a)(d)	78,000	5,109,780
Metabolix, Inc. (a)(d)	85,270	234,493
Micromet, Inc. (a)	183,229	2,013,687
Momenta Pharmaceuticals, Inc. (a)(d)	94,651	1,387,584
Myrexis, Inc. (a)	78,861	252,355
Myriad Genetics, Inc. (a)	202,137	4,891,715
Nabi Biopharmaceuticals (a)	107,264	200,584
Nanosphere, Inc. (a)	67,194	145,139
Neuralstem, Inc. (a)	84,954	96,848
Neurocrine Biosciences, Inc. (a)	145,022	1,141,323
NeurogesX, Inc. (a)(d)	29,276	16,863
NewLink Genetics Corp.	11,673	98,754
Novavax, Inc. (a)(d)	175,645	223,069
NPS Pharmaceuticals, Inc. (a)(d)	170,911	1,165,613
OncoGenex Pharmaceuticals, Inc. (a)	17,988	287,448
Oncothyreon, Inc. (a)(d)	80,107	656,877
ONYX Pharmaceuticals, Inc. (a)	131,443	5,036,896
Opexa Therapeutics, Inc. (a)	33,277	30,948
Opko Health, Inc. (a)(d)	316,385	1,562,942
OREXIGEN Therapeutics, Inc. (a)	67,497	264,588
Osiris Therapeutics, Inc. (a)(d)	34,104	178,023
OXiGENE, Inc. (a)(d)	2,854	3,282
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	125,349
PDL BioPharma, Inc.	287,952	1,837,134
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	119,106
Pharmacyclics, Inc. (a)(d)	100,855	2,540,537
PharmAthene, Inc. (a)(d)	77,388	113,760
Progenics Pharmaceuticals, Inc. (a)(d)	99,977	974,776
PROLOR Biotech, Inc. (a)(d)	110,536	637,793
Raptor Pharmaceutical Corp. (a)(d)	66,987	467,569
Regeneron Pharmaceuticals, Inc. (a)	165,608	17,354,062
Repligen Corp. (a)	65,974	290,945
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	59,824
Rigel Pharmaceuticals, Inc. (a)(d)	205,189	2,051,890
Sangamo Biosciences, Inc. (a)(d)	106,420	560,833
Savient Pharmaceuticals, Inc. (a)(d)	337,000	677,370
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	513,119
Seattle Genetics, Inc. (a)(d)	219,964	4,060,535
SIGA Technologies, Inc. (a)(d)	109,876	313,147
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,751,188
StemCells, Inc. (a)(d)	72,956	80,252
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	101,609
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	13,673	$ 510,276
Synergy Pharmaceuticals, Inc. (a)	2,100	9,408
Synta Pharmaceuticals Corp. (a)(d)	83,205	397,720
Targacept, Inc. (a)	126,780	864,640
Telik, Inc. (a)(d)	81,953	11,473
Tengion, Inc. (a)	27,587	17,104
Theravance, Inc. (a)(d)	161,982	3,029,063
Threshold Pharmaceuticals, Inc. (a)(d)	45,958	238,522
Tranzyme, Inc.	27,277	137,476
Trius Therapeutics, Inc. (a)	68,002	344,090
United Therapeutics Corp. (a)	128,305	6,123,998
Vanda Pharmaceuticals, Inc. (a)(d)	82,121	381,041
Verastem, Inc.	1,695	19,662
Vertex Pharmaceuticals, Inc. (a)(d)	458,877	17,859,493
Vical, Inc. (a)(d)	181,350	580,320
XOMA Corp. (a)	70,792	106,896
Zalicus, Inc. (a)(d)	139,798	139,798
ZIOPHARM Oncology, Inc. (a)(d)	150,702	739,947
		215,483,356
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,375,463
Abiomed, Inc. (a)(d)	101,392	2,117,065
Accuray, Inc. (a)(d)	136,087	922,670
Alere, Inc. (a)	178,442	4,537,780
Align Technology, Inc. (a)(d)	136,172	3,487,365
Allied Healthcare Products, Inc. (a)	4,954	16,596
Alphatec Holdings, Inc. (a)(d)	200,628	377,181
Analogic Corp.	26,724	1,521,932
Angiodynamics, Inc. (a)(d)	50,411	656,351
Anika Therapeutics, Inc. (a)(d)	35,451	402,723
Antares Pharma, Inc. (a)(d)	291,705	735,097
ArthroCare Corp. (a)	55,655	1,452,596
Atricure, Inc. (a)	20,142	205,448
Atrion Corp.	3,467	714,202
Bacterin International Holdings, Inc. (a)(d)	41,452	122,698
BioLase Technology, Inc. (d)	74,659	203,072
Bovie Medical Corp. (a)(d)	27,980	81,142
BSD Medical Corp. (a)(d)	95,648	209,469
Cantel Medical Corp. (d)	49,563	1,000,677
Cardica, Inc. (a)(d)	38,892	78,562
Cardiovascular Systems, Inc. (a)(d)	30,872	279,392
Cerus Corp. (a)(d)	105,314	395,981
Conceptus, Inc. (a)(d)	54,532	734,546
CONMED Corp. (d)	63,622	1,898,480
Cryolife, Inc. (a)	62,316	339,622
Cutera, Inc. (a)	28,281	264,427
Cyberonics, Inc. (a)(d)	67,789	2,523,784
Cynosure, Inc. Class A (a)	19,062	339,113
Daxor Corp.	5,176	47,774
Delcath Systems, Inc. (a)(d)	94,694	412,866

	Shares	Value
Derma Sciences, Inc. (a)	20,252	$ 177,610
DexCom, Inc. (a)(d)	136,213	1,469,738
Digirad Corp. (a)	23,301	44,971
Dynatronics Corp. (a)	17,122	14,211
DynaVox, Inc. Class A (a)	32,839	104,100
Endologix, Inc. (a)(d)	105,384	1,394,230
EnteroMedics, Inc. (a)	52,210	113,818
Escalon Medical Corp. (a)	3,512	3,582
Exactech, Inc. (a)(d)	17,847	283,589
Fonar Corp. (a)	785	1,570
Gen-Probe, Inc. (a)(d)	101,709	6,944,691
Genmark Diagnostics, Inc. (a)	39,385	163,842
Greatbatch, Inc. (a)(d)	47,755	1,181,936
Haemonetics Corp. (a)(d)	60,279	4,040,501
Hansen Medical, Inc. (a)(d)	150,643	480,551
Hill-Rom Holdings, Inc.	134,674	4,574,876
Hologic, Inc. (a)	617,315	12,796,940
ICU Medical, Inc. (a)(d)	29,363	1,347,174
IDEXX Laboratories, Inc. (a)(d)	127,786	10,957,650
Insulet Corp. (a)(d)	83,545	1,647,507
Integra LifeSciences Holdings Corp. (a)	42,090	1,330,044
Invacare Corp.	67,101	1,107,838
Iridex Corp. (a)	9,439	38,511
IRIS International, Inc. (a)	45,897	512,669
IVAX Diagnostics, Inc. (a)	7,111	3,556
Kensey Nash Corp.	23,000	519,340
Kewaunee Scientific Corp.	5,250	43,418
Kips Bay Medical, Inc.	9,803	13,920
LeMaitre Vascular, Inc.	13,768	77,101
Mako Surgical Corp. (a)(d)	99,656	3,896,550
Masimo Corp. (a)(d)	148,292	3,232,766
Medical Action Industries, Inc. (a)	32,086	173,906
MELA Sciences, Inc. (a)(d)	127,887	590,838
Meridian Bioscience, Inc. (d)	89,034	1,604,393
Merit Medical Systems, Inc. (a)	88,449	1,107,381
Natus Medical, Inc. (a)	56,741	594,078
Navidea Biopharmaceuticals, Inc. (a)(d)	198,413	595,239
Neogen Corp. (a)(d)	52,582	1,824,595
NeuroMetrix, Inc. (a)	4,110	3,206
NuVasive, Inc. (a)(d)	91,681	1,438,475
NxStage Medical, Inc. (a)(d)	102,782	2,055,640
OraSure Technologies, Inc. (a)	93,746	940,272
Orthofix International NV (a)(d)	56,449	2,213,365
Palomar Medical Technologies, Inc. (a)	45,060	497,462
Quidel Corp. (a)(d)	58,570	830,523
ResMed, Inc. (a)(d)	342,538	10,036,363
Retractable Technologies, Inc. (a)	5,601	6,721
Rochester Medical Corp. (a)	22,381	209,934
Rockwell Medical Technologies, Inc. (a)(d)	39,941	379,040
RTI Biologics, Inc. (a)	112,823	417,445
Sirona Dental Systems, Inc. (a)	116,114	5,794,089
Solta Medical, Inc. (a)	115,233	327,262
SonoSite, Inc. (a)	29,726	1,602,826
Staar Surgical Co. (a)(d)	69,588	725,803
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)(d)	116,456	$ 89,089
Steris Corp.	111,492	3,498,619
SurModics, Inc. (a)(d)	30,705	436,011
Symmetry Medical, Inc. (a)(d)	73,616	532,980
Synergetics USA, Inc. (a)	65,159	410,502
Teleflex, Inc.	87,505	5,186,421
The Cooper Companies, Inc.	112,952	8,977,425
The Spectranetics Corp. (a)	69,914	542,533
Theragenics Corp. (a)	80,225	127,558
ThermoGenesis Corp. (a)(d)	36,219	36,581
Thoratec Corp. (a)(d)	124,408	4,292,076
TranS1, Inc. (a)	28,877	84,898
Unilife Corp. (a)(d)	218,690	811,340
Urologix, Inc. (a)(d)	5,053	6,973
Uroplasty, Inc. (a)(d)	38,436	106,083
Utah Medical Products, Inc.	5,647	171,951
Vascular Solutions, Inc. (a)	26,619	279,233
Vermillion, Inc. (a)(d)	26,315	34,736
Vision Sciences, Inc. (a)(d)	22,011	37,639
Volcano Corp. (a)(d)	108,590	3,043,778
West Pharmaceutical Services, Inc. (d)	69,155	2,876,848
Wright Medical Group, Inc. (a)(d)	79,689	1,319,650
Young Innovations, Inc.	13,402	405,411
Zeltiq Aesthetics, Inc. (d)	16,144	178,876
Zoll Medical Corp. (a)	45,467	3,325,911
		156,754,852
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	14,095	197,189
Accretive Health, Inc. (a)(d)	115,243	2,995,166
Adcare Health Systems, Inc.	10,388	46,330
Addus HomeCare Corp. (a)	22,321	80,356
Advocat, Inc.	10,190	61,344
Air Methods Corp. (a)(d)	23,292	2,101,637
Alliance Healthcare Services, Inc. (a)	113,811	154,783
Almost Family, Inc. (a)	17,026	389,555
Amedisys, Inc. (a)	67,342	865,345
American CareSource Holdings, Inc. (a)	6,161	3,142
AMERIGROUP Corp. (a)	103,533	7,032,997
AMN Healthcare Services, Inc. (a)	100,708	537,781
AmSurg Corp. (a)(d)	69,905	1,826,618
Assisted Living Concepts, Inc. Class A	40,594	651,534
Bio-Reference Laboratories, Inc. (a)(d)	47,759	961,866
BioScrip, Inc. (a)(d)	108,642	688,790
Birner Dental Management Services, Inc.	483	8,936
Brookdale Senior Living, Inc. (a)	210,213	3,918,370
Capital Senior Living Corp. (a)	48,537	415,962
CardioNet, Inc. (a)	56,333	179,702
Catalyst Health Solutions, Inc. (a)(d)	107,565	6,671,181
Centene Corp. (a)(d)	105,930	5,169,384
Chemed Corp.	53,951	3,335,251
Chindex International, Inc. (a)(d)	31,354	292,533

	Shares	Value
Community Health Systems, Inc. (a)	233,076	$ 5,882,838
Conmed Healthcare Management, Inc. (a)	2,500	9,200
Corvel Corp. (a)	14,051	637,072
Cross Country Healthcare, Inc. (a)	74,123	419,536
Emeritus Corp. (a)	68,719	1,268,553
ExamWorks Group, Inc. (a)(d)	68,698	708,963
Five Star Quality Care, Inc. (a)	94,878	335,868
Gentiva Health Services, Inc. (a)	70,931	556,808
Hanger Orthopedic Group, Inc. (a)(d)	82,506	1,707,049
HCA Holdings, Inc.	397,398	10,598,605
Health Management Associates, Inc. Class A (a)(d)	525,469	3,877,961
Health Net, Inc. (a)	190,499	7,189,432
HealthSouth Corp. (a)(d)	198,298	4,037,347
Healthways, Inc. (a)	70,398	559,664
Henry Schein, Inc. (a)(d)	206,787	15,306,374
HMS Holdings Corp. (a)(d)	187,803	6,051,013
Hooper Holmes, Inc. (a)	128,551	89,806
InfuSystems Holdings, Inc. (a)	5,400	10,908
Integramed America, Inc. (a)	12,500	137,625
IPC The Hospitalist Co., Inc. (a)	40,062	1,457,055
Kindred Healthcare, Inc. (a)(d)	123,250	1,268,243
Landauer, Inc.	21,955	1,177,666
LCA-Vision, Inc. (a)	46,621	401,873
LHC Group, Inc. (a)	36,807	626,455
LifePoint Hospitals, Inc. (a)(d)	111,238	4,334,945
Lincare Holdings, Inc.	215,805	5,796,522
Magellan Health Services, Inc. (a)	73,679	3,482,070
Medcath Corp. (a)	19,048	147,812
MEDNAX, Inc. (a)(d)	115,837	8,617,114
Metropolitan Health Networks, Inc. (a)(d)	88,677	741,340
MModal, Inc. (a)	74,136	762,859
Molina Healthcare, Inc. (a)(d)	62,000	2,105,520
MWI Veterinary Supply, Inc. (a)(d)	25,757	2,229,783
National Healthcare Corp.	33,268	1,491,072
National Research Corp.	7,576	292,661
NeoStem, Inc. (a)(d)	160,272	91,355
Omnicare, Inc.	244,024	8,584,764
Owens & Minor, Inc.	131,706	3,945,912
PDI, Inc. (a)	17,615	121,896
PharMerica Corp. (a)(d)	64,907	795,760
Providence Service Corp. (a)	27,523	414,221
PSS World Medical, Inc. (a)(d)	126,295	3,060,128
Psychemedics Corp.	15,744	160,274
RadNet, Inc. (a)(d)	74,982	224,196
Select Medical Holdings Corp. (a)(d)	122,570	1,032,039
Sharps Compliance Corp. (a)(d)	29,684	116,064
Skilled Healthcare Group, Inc. (a)(d)	74,963	489,508
SRI/Surgical Express, Inc. (a)	3,720	14,136
Sun Healthcare Group, Inc. (a)	50,315	224,405
SunLink Health Systems, Inc. (a)	19,190	19,382
Sunrise Senior Living, Inc. (a)(d)	117,342	908,227
Team Health Holdings, Inc. (a)	60,895	1,320,813
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc.	35,028	$ 960,117
Triple-S Management Corp. (a)(d)	42,519	1,006,425
U.S. Physical Therapy, Inc.	23,352	443,922
Universal American Spin Corp. (a)	74,395	843,639
Universal Health Services, Inc. Class B	200,734	8,954,744
Vanguard Health Systems, Inc. (a)	84,109	837,726
VCA Antech, Inc. (a)(d)	190,439	4,187,754
Wellcare Health Plans, Inc. (a)(d)	89,421	6,068,109
		177,728,880
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	438,148	8,465,019
Arrhythmia Research Technology, Inc.	9,913	37,769
athenahealth, Inc. (a)(d)	76,541	5,409,152
Authentidate Holding Corp. (a)	66,432	43,181
Computer Programs & Systems, Inc.	28,005	1,703,824
Epocrates, Inc. (a)(d)	34,986	325,370
Greenway Medical Technologies	14,256	210,989
HealthStream, Inc. (a)(d)	60,937	1,244,943
iCAD, Inc. (a)	113,074	57,668
MedAssets, Inc. (a)	127,164	1,815,902
Medidata Solutions, Inc. (a)(d)	84,401	1,682,956
Mediware Information Systems, Inc. (a)	10,347	155,412
Merge Healthcare, Inc. (a)	183,680	1,199,430
Omnicell, Inc. (a)(d)	80,848	1,206,252
Quality Systems, Inc.	75,236	3,225,367
Simulations Plus, Inc.	26,246	105,246
Transcend Services, Inc. (a)(d)	28,848	620,232
		27,508,712
Life Sciences Tools & Services - 1.0%
Acceler8 Technology Corp. (a)(d)	39,227	49,034
Affymetrix, Inc. (a)(d)	138,802	578,804
Albany Molecular Research, Inc. (a)	52,930	145,028
Apricus Biosciences, Inc. (a)(d)	65,877	225,299
BG Medicine, Inc. (d)	19,157	148,275
Bio-Rad Laboratories, Inc. Class A (a)	41,247	4,203,894
Bioanalytical Systems, Inc. (a)(d)	4,772	5,440
BioClinica, Inc. (a)	2,110	11,943
Biodelivery Sciences International, Inc. (a)	50,916	115,070
Bruker BioSciences Corp. (a)	190,665	3,056,360
Cambrex Corp. (a)	55,696	370,935
Charles River Laboratories International, Inc. (a)	115,000	4,039,950
Combimatrix Corp. (a)	2,030	3,126
Complete Genomics, Inc. (a)(d)	29,362	109,227
Covance, Inc. (a)	126,361	6,031,211
Enzo Biochem, Inc. (a)	71,931	185,582
eResearchTechnology, Inc. (a)	116,379	742,498
Fluidigm Corp. (a)	42,977	619,728
Furiex Pharmaceuticals, Inc. (a)	22,412	404,312

	Shares	Value
Harvard Bioscience, Inc. (a)	49,839	$ 206,832
Illumina, Inc. (a)(d)	289,393	14,831,391
Luminex Corp. (a)(d)	105,575	2,372,270
Medtox Scientific, Inc. (a)	20,575	318,913
Mettler-Toledo International, Inc. (a)(d)	69,200	12,475,376
Pacific Biosciences of California, Inc. (a)(d)	86,062	358,879
PAREXEL International Corp. (a)	120,210	2,942,741
pSivida Corp. (a)(d)	55,999	119,838
PURE Bioscience, Inc. (a)	94,087	35,753
Response Genetics, Inc. (a)	4,777	9,793
Sequenom, Inc. (a)(d)	263,655	1,138,990
SeraCare Life Sciences, Inc. (a)	44,252	175,680
Strategic Diagnostics, Inc. (a)	32,256	65,480
Techne Corp.	85,451	6,117,437
Virtualscopics, Inc. (a)	21,674	25,575
		62,240,664
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.	17,972	50,681
Acura Pharmaceuticals, Inc. (a)(d)	28,281	91,630
Akorn, Inc. (a)(d)	152,326	1,908,645
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	63,611
Alimera Sciences, Inc. (a)(d)	16,534	62,168
Ampio Pharmaceuticals, Inc. (a)(d)	58,367	225,297
Auxilium Pharmaceuticals, Inc. (a)(d)	113,519	2,243,135
AVANIR Pharmaceuticals Class A (a)(d)	288,916	797,408
Biodel, Inc. (a)	55,601	35,307
Cadence Pharmaceuticals, Inc. (a)(d)	123,636	463,635
Cempra, Inc.	14,617	109,628
ChemoCentryx, Inc.	8,614	88,207
Columbia Laboratories, Inc. (a)	152,776	100,832
Corcept Therapeutics, Inc. (a)(d)	131,028	514,940
Cornerstone Therapeutics, Inc. (a)	20,195	115,919
Cumberland Pharmaceuticals, Inc. (a)(d)	31,186	247,305
DepoMed, Inc. (a)(d)	110,510	695,108
Durect Corp. (a)	192,572	142,503
Echo Therapeutics, Inc. (a)(d)	90,982	168,317
Endo Pharmaceuticals Holdings, Inc. (a)(d)	269,816	10,002,079
Endocyte, Inc.	66,250	235,188
Heska Corp.	6,758	65,485
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	817,162
Impax Laboratories, Inc. (a)(d)	135,497	3,163,855
Ista Pharmaceuticals, Inc. (a)	101,886	843,616
Jazz Pharmaceuticals PLC (a)	31,973	1,677,623
KV Pharmaceutical Co. Class A (a)(d)	192,403	267,440
Lannett Co., Inc. (a)(d)	38,740	159,996
MAP Pharmaceuticals, Inc. (a)	54,808	879,668
Medicis Pharmaceutical Corp. Class A	156,023	5,451,444
Nektar Therapeutics (a)(d)	230,474	1,652,499
NuPathe, Inc. (a)(d)	4,564	13,738
Obagi Medical Products, Inc. (a)	38,431	436,192
Oculus Innovative Sciences, Inc. (a)(d)	45,130	63,182
Omeros Corp. (a)	37,753	256,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)(d)	83,856	$ 1,072,518
Pacira Pharmaceuticals, Inc. (d)	27,673	296,101
Pain Therapeutics, Inc. (a)	81,649	299,652
Par Pharmaceutical Companies, Inc. (a)	75,620	2,806,258
Pernix Therapeutics Holdings, Inc. (a)	16,867	145,394
Pozen, Inc. (a)(d)	51,346	223,869
Questcor Pharmaceuticals, Inc. (a)(d)	136,199	5,298,141
Repros Therapeutics, Inc. (a)(d)	33,329	139,982
Sagent Pharmaceuticals, Inc. (d)	30,621	664,169
Salix Pharmaceuticals Ltd. (a)	109,684	5,409,615
Santarus, Inc. (a)	112,545	508,703
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	44,224
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	69,715
Synthetic Biologics, Inc. (a)(d)	51,943	114,275
The Medicines Company (a)	111,789	2,395,638
Transcept Pharmaceuticals, Inc. (a)(d)	11,502	96,042
Ventrus Biosciences, Inc. (a)(d)	24,780	264,650
ViroPharma, Inc. (a)(d)	160,618	5,149,413
Vivus, Inc. (a)(d)	200,087	4,501,958
XenoPort, Inc. (a)	68,811	275,244
Zogenix, Inc. (a)(d)	61,812	140,931
		64,026,655
TOTAL HEALTH CARE		703,743,119
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	2,081,101
AeroVironment, Inc. (a)(d)	58,230	1,658,390
Alliant Techsystems, Inc.	84,552	5,073,120
American Science & Engineering, Inc.	18,814	1,367,778
API Technologies Corp. (a)(d)	65,623	248,711
Ascent Solar Technologies, Inc. (a)(d)	173,479	131,844
Astronics Corp. (a)	26,386	882,084
Astrotech Corp. (a)	39,511	29,238
BE Aerospace, Inc. (a)	209,421	9,599,859
Breeze Industrial Products Corp. (a)	10,964	87,383
Ceradyne, Inc.	52,881	1,634,552
CPI Aerostructures, Inc. (a)	10,803	157,184
Cubic Corp.	32,575	1,557,085
Curtiss-Wright Corp. (d)	96,755	3,594,448
DigitalGlobe, Inc. (a)	77,952	1,198,902
Ducommun, Inc.	21,976	335,574
EDAC Technologies Corp. (a)	10,048	104,499
Esterline Technologies Corp. (a)	66,393	4,312,225
Exelis, Inc.	433,264	4,553,605
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	817,722
GeoEye, Inc. (a)(d)	57,169	1,158,816
HEICO Corp. Class A	74,281	2,962,326
Hexcel Corp. (a)(d)	225,862	5,707,533

	Shares	Value
Huntington Ingalls Industries, Inc. (a)	97,507	$ 3,498,551
Innovative Solutions & Support, Inc. (a)	13,417	57,291
KEYW Holding Corp. (a)(d)	46,450	329,795
Kratos Defense & Security Solutions, Inc. (a)	83,336	530,850
LMI Aerospace, Inc. (a)	26,052	530,158
Moog, Inc. Class A (a)(d)	86,742	3,808,841
National Presto Industries, Inc.	11,507	996,391
Orbital Sciences Corp. (a)(d)	153,534	2,157,153
SIFCO Industries, Inc.	1,004	19,468
Sparton Corp. (a)	26,316	247,897
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	268,324	6,429,043
Sypris Solutions, Inc. (a)	13,260	49,990
Taser International, Inc. (a)(d)	148,024	596,537
Teledyne Technologies, Inc. (a)(d)	81,863	4,879,035
TransDigm Group, Inc. (a)	98,367	11,685,016
Triumph Group, Inc.	90,459	5,771,284
		90,841,279
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	135,611	736,368
Atlas Air Worldwide Holdings, Inc. (a)(d)	54,389	2,318,059
Forward Air Corp.	65,552	2,207,136
Hub Group, Inc. Class A (a)(d)	77,568	2,763,748
Pacer International, Inc. (a)(d)	74,956	413,757
Park-Ohio Holdings Corp. (a)	19,844	372,075
Radiant Logistics, Inc. (a)	37,185	85,526
UTI Worldwide, Inc.	211,370	3,411,512
XPO Logistics, Inc. (a)	16,780	281,401
		12,589,582
Airlines - 0.8%
Alaska Air Group, Inc. (a)	81,476	5,586,809
Allegiant Travel Co. (a)(d)	42,309	2,114,604
Delta Air Lines, Inc. (a)	1,875,728	18,400,892
Hawaiian Holdings, Inc. (a)	220,393	1,170,287
JetBlue Airways Corp. (a)(d)	542,876	2,768,668
Pinnacle Airlines Corp. (a)(d)	44,001	51,481
Republic Airways Holdings, Inc. (a)	96,210	510,875
SkyWest, Inc.	108,897	1,243,604
Spirit Airlines, Inc. (a)	37,177	726,067
United Continental Holdings, Inc. (a)(d)	736,568	15,210,129
US Airways Group, Inc. (a)(d)	334,007	2,474,992
		50,258,408
Building Products - 0.6%
A.O. Smith Corp.	84,859	3,832,232
AAON, Inc. (d)	50,188	930,987
Ameresco, Inc. Class A (a)(d)	31,595	445,174
American Woodmark Corp.	19,231	273,273
Apogee Enterprises, Inc.	75,723	1,004,844
Armstrong World Industries, Inc. (a)(d)	43,954	2,251,324
Builders FirstSource, Inc. (a)	104,250	315,878
Fortune Brands Home & Security, Inc. (a)	362,164	7,004,252
Gibraltar Industries, Inc. (a)	71,043	981,814
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Griffon Corp.	111,223	$ 1,188,974
Insteel Industries, Inc.	37,536	471,452
Lennox International, Inc. (d)	121,219	4,743,299
NCI Building Systems, Inc. (a)(d)	41,117	497,516
Nortek, Inc. (a)	7,007	248,398
Owens Corning (a)	275,085	8,706,440
PGT, Inc. (a)	31,737	50,144
Quanex Building Products Corp.	77,730	1,322,187
Simpson Manufacturing Co. Ltd.	86,766	2,587,362
Trex Co., Inc. (a)(d)	30,535	822,308
Universal Forest Products, Inc. (d)	42,334	1,360,615
US Home Systems, Inc.	15,460	217,831
USG Corp. (a)(d)	158,276	2,255,433
		41,511,737
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	14,209	141,380
ABM Industries, Inc. (d)	92,738	2,105,153
ACCO Brands Corp. (a)	130,000	1,534,000
Acorn Energy, Inc.	48,860	403,095
American Reprographics Co. (a)	75,972	401,132
Amrep Corp. (a)	2,187	18,721
Asset Acceptance Capital Corp. (a)	23,778	111,519
Asta Funding, Inc.	25,295	199,325
Casella Waste Systems, Inc. Class A (a)	61,767	404,574
CECO Environmental Corp.	10,861	77,656
Cenveo, Inc. (a)(d)	149,628	583,549
Clean Harbors, Inc. (a)(d)	102,263	6,867,983
Command Security Corp. (a)	4,127	5,984
CompX International, Inc. Class A	600	10,236
Consolidated Graphics, Inc. (a)	26,303	1,228,087
Copart, Inc. (a)	137,519	6,845,696
Corrections Corp. of America (a)	242,790	6,084,317
Courier Corp.	28,388	306,023
Covanta Holding Corp.	255,442	4,171,368
Deluxe Corp.	113,863	2,809,000
Ecology & Environment, Inc. Class A	5,634	94,426
Encore Capital Group, Inc. (a)	46,658	1,039,540
EnergySolutions, Inc. (a)(d)	182,988	770,379
EnerNOC, Inc. (a)	50,641	398,545
Ennis, Inc.	62,398	1,045,790
Food Technology Service, Inc. (a)	11,431	82,189
Fuel Tech, Inc. (a)(d)	64,292	397,967
G&K Services, Inc. Class A	39,177	1,305,769
Healthcare Services Group, Inc.	152,756	2,975,687
Heritage-Crystal Clean, Inc. (a)	10,239	226,384
Herman Miller, Inc.	126,594	2,658,474
HNI Corp.	76,702	1,939,027
Hudson Technologies, Inc. (a)	5,000	15,000
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	69,866
InnerWorkings, Inc. (a)(d)	87,084	992,758

	Shares	Value
Interface, Inc. Class A	115,037	$ 1,409,203
Intersections, Inc.	38,322	447,218
KAR Auction Services, Inc. (a)	62,861	1,010,176
Kimball International, Inc. Class B	57,256	352,697
Knoll, Inc.	97,493	1,503,342
McGrath RentCorp.	56,348	1,789,049
Metalico, Inc. (a)(d)	92,179	462,739
Mine Safety Appliances Co.	77,156	2,843,970
Mobile Mini, Inc. (a)(d)	90,516	1,955,146
Multi-Color Corp.	29,648	648,402
NL Industries, Inc.	15,515	229,622
Perma-Fix Environmental Services, Inc. (a)	115,539	192,950
Portfolio Recovery Associates, Inc. (a)(d)	36,809	2,566,692
Quad/Graphics, Inc.	79,207	1,185,729
Rollins, Inc.	155,505	3,150,531
Schawk, Inc. Class A	27,510	304,536
Standard Parking Corp. (a)	32,024	578,033
Standard Register Co. (d)	38,184	59,949
Steelcase, Inc. Class A (d)	179,677	1,577,564
Swisher Hygiene, Inc. (Canada) (a)(d)	239,774	707,334
Sykes Enterprises, Inc. (a)	87,326	1,203,352
Team, Inc. (a)(d)	39,317	1,203,100
Tetra Tech, Inc. (a)(d)	145,040	3,562,182
The Brink's Co.	97,784	2,469,046
The Geo Group, Inc. (a)(d)	145,491	2,562,097
TMS International Corp.	23,655	281,495
TRC Companies, Inc. (a)(d)	30,285	156,573
Unifirst Corp. Massachusetts	36,491	2,192,379
United Stationers, Inc.	100,653	2,922,963
US Ecology, Inc.	54,784	1,033,774
Versar, Inc. (a)	11,390	31,892
Viad Corp.	42,396	825,026
Virco Manufacturing Co.	4,818	9,877
Waste Connections, Inc.	243,270	7,911,140
WCA Waste Corp. (a)	27,200	176,528
		97,836,905
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	228,371	5,332,463
Aegion Corp. (a)(d)	104,477	1,839,840
Argan, Inc.	15,383	230,591
Comfort Systems USA, Inc.	79,056	904,401
Dycom Industries, Inc. (a)	99,803	2,123,808
EMCOR Group, Inc.	145,482	4,044,400
Furmanite Corp. (a)	78,211	570,940
Granite Construction, Inc.	73,710	2,108,106
Great Lakes Dredge & Dock Corp.	121,423	860,889
Integrated Electrical Services, Inc. (a)(d)	10,323	26,220
KBR, Inc.	322,174	11,701,360
Layne Christensen Co. (a)	40,869	988,621
MasTec, Inc. (a)(d)	177,197	3,116,895
Michael Baker Corp. (a)	16,454	397,035
MYR Group, Inc. (a)	45,089	903,133
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)(d)	22,062	$ 540,078
Orion Marine Group, Inc. (a)	51,220	373,906
Pike Electric Corp. (a)	35,720	318,980
Primoris Services Corp.	86,156	1,325,079
Shaw Group, Inc. (a)	181,929	5,265,025
Sterling Construction Co., Inc. (a)	32,215	334,070
Tutor Perini Corp. (a)	73,728	1,163,428
UniTek Global Services, Inc. (a)	30,823	127,299
URS Corp.	184,683	8,061,413
Willdan Group, Inc. (a)	13,349	50,059
		52,708,039
Electrical Equipment - 1.4%
A123 Systems, Inc. (a)(d)	202,746	364,943
Active Power, Inc. (a)(d)	238,312	166,795
Acuity Brands, Inc. (d)	99,024	6,158,303
Allied Motion Technologies, Inc.	14,531	103,897
Altair Nanotechnologies, Inc. (a)(d)	144,426	99,654
American Superconductor Corp. (a)(d)	110,038	492,970
AMETEK, Inc.	351,877	16,749,345
AZZ, Inc.	25,466	1,278,393
Babcock & Wilcox Co. (a)	281,465	7,244,909
Belden, Inc.	99,003	3,907,648
Brady Corp. Class A	106,372	3,398,585
Broadwind Energy, Inc. (a)(d)	350,833	220,990
Capstone Turbine Corp. (a)(d)	666,220	739,504
Coleman Cable, Inc. (a)(d)	32,333	367,626
Digital Power Corp. (a)	4,959	10,116
Ecotality, Inc. (a)(d)	33,302	36,965
Encore Wire Corp.	42,785	1,246,327
EnerSys (a)(d)	109,128	3,664,518
Espey Manufacturing & Electronics Corp.	2,487	60,782
Franklin Electric Co., Inc.	53,361	2,668,584
FuelCell Energy, Inc. (a)(d)	272,108	405,441
Generac Holdings, Inc. (a)	65,375	1,663,140
General Cable Corp. (a)(d)	121,987	3,777,937
Global Power Equipment Group, Inc. (a)	37,928	919,754
GrafTech International Ltd. (a)(d)	321,667	4,088,388
Hoku Corp. (a)(d)	35,507	27,056
Hubbell, Inc. Class B	120,136	9,036,630
II-VI, Inc. (a)(d)	108,138	2,529,348
Lime Energy Co. (a)	31,271	100,380
LSI Industries, Inc.	44,151	305,083
MagneTek, Inc. (a)	6,645	91,302
Nexxus Lighting, Inc. (a)	32,997	36,627
Ocean Power Technologies, Inc. (a)(d)	24,836	83,201
Orion Energy Systems, Inc. (a)	65,072	156,173
Plug Power, Inc. (a)(d)	31,776	70,543
Polypore International, Inc. (a)(d)	89,089	3,663,340
Powell Industries, Inc. (a)	28,189	924,317
PowerSecure International, Inc. (a)	41,535	248,795
Preformed Line Products Co.	7,217	476,827

	Shares	Value
Regal-Beloit Corp. (d)	80,740	$ 5,449,950
Satcon Technology Corp. (a)(d)	233,919	116,960
SL Industries, Inc. (a)	7,123	122,872
Thermon Group Holdings, Inc.	28,774	579,508
Thomas & Betts Corp. (a)	112,043	8,092,866
Ultralife Corp. (a)	43,594	214,918
Universal Security Instruments, Inc. (a)	4,000	22,400
Valence Technology, Inc. (a)(d)	182,149	169,399
Vicor Corp.	52,357	425,139
Westinghouse Solar, Inc. (a)(d)	8,750	4,813
Zbb Energy Corp. (a)(d)	44,500	30,705
		92,814,666
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	7,254,364
Raven Industries, Inc.	37,521	2,365,699
Seaboard Corp. (a)(d)	785	1,501,799
Standex International Corp.	30,898	1,180,613
		12,302,475
Machinery - 4.0%
Accuride Corp. (a)	109,296	868,903
Actuant Corp. Class A (d)	142,296	4,008,478
Adept Technology, Inc. (a)	1,291	5,229
AGCO Corp. (a)	211,095	10,898,835
Alamo Group, Inc.	22,876	614,678
Albany International Corp. Class A	56,075	1,341,314
Altra Holdings, Inc. (a)(d)	56,063	1,092,668
American Railcar Industries, Inc. (a)(d)	20,486	604,337
Ampco-Pittsburgh Corp.	17,211	365,045
Art's-Way Manufacturing Co., Inc.	9,831	75,994
Astec Industries, Inc. (a)(d)	47,858	1,816,211
Baldwin Technology Co., Inc. Class A (a)	3,555	3,164
Barnes Group, Inc.	99,599	2,758,892
Blount International, Inc. (a)	108,737	1,864,840
Briggs & Stratton Corp. (d)	103,058	1,745,803
Cascade Corp.	20,962	1,116,017
Chart Industries, Inc. (a)(d)	70,003	4,787,505
Chicago Rivet & Machine Co.	772	14,961
CIRCOR International, Inc. (d)	43,123	1,427,803
CLARCOR, Inc. (d)	105,121	5,305,457
Colfax Corp. (a)	97,309	3,310,452
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,047,801
Commercial Vehicle Group, Inc. (a)	53,243	643,708
Crane Co.	105,218	5,110,438
Donaldson Co., Inc.	156,067	11,460,000
Douglas Dynamics, Inc.	51,117	664,521
Dynamic Materials Corp.	26,712	595,945
Eastern Co.	9,447	181,382
Energy Recovery, Inc. (a)(d)	100,626	216,346
EnPro Industries, Inc. (a)(d)	56,814	2,148,137
ESCO Technologies, Inc.	59,391	2,125,604
Federal Signal Corp. (a)(d)	171,898	807,921
Flow International Corp. (a)(d)	102,629	410,516
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
FreightCar America, Inc.	44,428	$ 1,228,434
Gardner Denver, Inc.	120,907	8,303,893
Gorman-Rupp Co.	37,881	1,093,624
Graco, Inc.	127,950	6,548,481
Graham Corp.	20,873	486,967
Greenbrier Companies, Inc. (a)(d)	47,797	1,208,308
Hardinge, Inc.	25,807	253,683
Harsco Corp.	178,657	3,971,545
Hurco Companies, Inc. (a)	13,162	313,650
IDEX Corp.	176,029	7,358,012
ITT Corp.	210,000	5,239,500
John Bean Technologies Corp.	58,324	1,007,255
Kadant, Inc. (a)	25,872	565,044
Kaydon Corp.	86,633	3,259,133
Kennametal, Inc.	183,562	8,456,701
Key Technology, Inc. (a)	12,346	171,362
L.B. Foster Co. Class A	22,446	661,035
Lincoln Electric Holdings, Inc. (d)	187,320	8,652,311
Lindsay Corp.	25,795	1,691,894
Lydall, Inc. (a)	38,154	347,583
Manitex International, Inc. (a)	25,247	166,125
Manitowoc Co., Inc. (d)	333,099	5,242,978
Meritor, Inc. (a)	237,010	1,756,244
Met-Pro Corp.	45,696	405,324
MFRI, Inc. (a)	13,428	109,035
Middleby Corp. (a)(d)	48,323	4,723,090
Miller Industries, Inc.	26,248	415,768
Mueller Industries, Inc.	78,612	3,616,152
Mueller Water Products, Inc. Class A	316,699	940,596
NACCO Industries, Inc. Class A	11,186	1,093,991
Navistar International Corp. (a)	153,098	6,396,434
NN, Inc. (a)(d)	36,484	326,167
Nordson Corp.	131,164	7,210,085
Omega Flex, Inc. (a)(d)	5,411	85,331
Oshkosh Truck Corp. (a)	223,740	5,215,379
Pentair, Inc. (d)	223,579	8,607,792
PMFG, Inc. (a)(d)	42,899	703,973
RBC Bearings, Inc. (a)(d)	48,450	2,204,960
Robbins & Myers, Inc.	94,399	4,607,615
Sauer-Danfoss, Inc. (a)	30,572	1,655,168
SPX Corp.	108,456	7,932,472
Sun Hydraulics Corp.	43,492	1,429,147
Taylor Devices, Inc. (a)	3,820	40,721
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	196,177
Tennant Co.	40,266	1,652,517
Terex Corp. (a)	234,056	5,942,682
The L.S. Starrett Co. Class A	14,574	182,904
Timken Co.	185,798	9,735,815
Titan International, Inc. (d)	84,495	2,081,957
Toro Co.	76,257	5,165,649

	Shares	Value
TriMas Corp. (a)(d)	72,342	$ 1,752,847
Trinity Industries, Inc. (d)	165,896	5,766,545
Twin Disc, Inc. (d)	18,379	587,393
Valmont Industries, Inc.	46,892	5,208,294
Wabash National Corp. (a)(d)	172,087	1,817,239
WABCO Holdings, Inc. (a)	142,010	8,448,175
Wabtec Corp.	105,918	7,915,252
Watts Water Technologies, Inc. Class A	62,379	2,466,466
Woodward, Inc.	131,467	5,754,311
WSI Industries, Inc.	5,668	29,190
		259,845,280
Marine - 0.2%
Alexander & Baldwin, Inc.	93,131	4,322,210
Baltic Trading Ltd.	48,719	223,133
Eagle Bulk Shipping, Inc. (a)(d)	132,519	212,030
Genco Shipping & Trading Ltd. (a)(d)	62,443	427,735
International Shipholding Corp.	21,521	462,702
Kirby Corp. (a)(d)	120,903	8,296,364
Rand Logistics, Inc. (a)	22,234	191,879
		14,136,053
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	89,557	3,537,502
Advisory Board Co. (a)(d)	44,776	3,624,169
Barrett Business Services, Inc.	16,947	288,438
CBIZ, Inc. (a)(d)	95,075	617,988
CDI Corp.	25,347	380,458
Corporate Executive Board Co.	69,514	2,880,660
CoStar Group, Inc. (a)(d)	52,561	3,152,609
CRA International, Inc. (a)	21,805	519,177
CTPartners Executive Search, Inc. (a)	10,063	69,837
Dolan Co. (a)	69,097	620,491
Exponent, Inc. (a)	30,002	1,446,696
Franklin Covey Co. (a)(d)	30,881	271,753
FTI Consulting, Inc. (a)(d)	106,138	4,252,950
GP Strategies Corp. (a)(d)	31,405	491,802
Heidrick & Struggles International, Inc. (d)	35,769	726,826
Hill International, Inc. (a)	55,004	294,821
Hudson Highland Group, Inc. (a)	63,602	284,301
Huron Consulting Group, Inc. (a)	45,521	1,737,992
ICF International, Inc. (a)	38,479	997,760
IHS, Inc. Class A (a)(d)	102,340	9,678,294
Innovaro, Inc. (a)(d)	10,333	7,751
Insperity, Inc.	47,827	1,441,028
Kelly Services, Inc. Class A (non-vtg.)	60,489	907,335
Kforce, Inc. (a)	97,526	1,375,117
Korn/Ferry International (a)	96,434	1,540,051
Lightbridge Corp. (a)(d)	22,248	65,187
Luna Innovations, Inc. (a)	26,569	47,027
Manpower, Inc.	181,308	7,808,936
Mastech Holdings, Inc. (a)	2,512	13,339
MISTRAS Group, Inc. (a)	33,597	752,573
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
National Technical Systems, Inc. (a)	1,200	$ 6,180
Navigant Consulting, Inc. (a)(d)	103,551	1,398,974
Nielsen Holdings B.V. (a)	182,704	5,387,941
Odyssey Marine Exploration, Inc. (a)(d)	151,557	462,249
On Assignment, Inc. (a)(d)	74,694	1,036,753
Pendrell Corp. (a)(d)	385,235	932,269
RCM Technologies, Inc. (a)	22,706	122,839
Resources Connection, Inc.	95,261	1,245,061
RPX Corp.	34,916	588,335
Spherix, Inc. (a)	529	428
TeamStaff, Inc. (a)	2,300	4,692
Towers Watson & Co.	128,114	8,191,609
TrueBlue, Inc. (a)	90,684	1,501,727
Verisk Analytics, Inc. (a)	298,002	12,963,087
VSE Corp.	9,167	223,950
		83,898,962
Road & Rail - 1.3%
AMERCO	13,891	1,446,609
Arkansas Best Corp.	60,483	1,076,597
Avis Budget Group, Inc. (a)	275,343	3,551,925
Celadon Group, Inc.	50,144	740,125
Con-way, Inc.	113,856	3,364,445
Covenant Transport Group, Inc. Class A (a)	20,231	65,751
Dollar Thrifty Automotive Group, Inc. (a)	72,155	5,477,286
Frozen Food Express Industries, Inc. (a)	33,709	40,788
Genesee & Wyoming, Inc. Class A (a)(d)	85,031	5,052,542
Heartland Express, Inc. (d)	161,117	2,331,363
Hertz Global Holdings, Inc. (a)	499,743	7,146,325
J.B. Hunt Transport Services, Inc.	211,248	10,818,010
Kansas City Southern (a)(d)	252,177	17,546,476
Knight Transportation, Inc.	147,277	2,522,855
Landstar System, Inc.	116,498	6,297,882
Marten Transport Ltd.	46,104	962,190
Old Dominion Freight Lines, Inc. (a)(d)	118,951	5,175,558
P.A.M. Transportation Services, Inc. (a)	12,026	138,058
Patriot Transportation Holding, Inc. (a)	15,144	340,740
Quality Distribution, Inc. (a)	39,452	513,271
RailAmerica, Inc. (a)	52,514	1,081,788
Roadrunner Transportation Systems, Inc. (a)	22,643	404,178
Saia, Inc. (a)	33,104	539,926
Swift Transporation Co. (a)	146,022	1,711,378
Universal Truckload Services, Inc.	12,809	199,692
USA Truck, Inc. (a)	17,441	142,667
Werner Enterprises, Inc.	106,019	2,567,780
YRC Worldwide, Inc. (a)(d)	16,089	147,053
Zipcar, Inc. (a)(d)	55,344	720,025
		82,123,283
Trading Companies & Distributors - 0.8%
Aceto Corp.	69,108	572,905

	Shares	Value
Air Lease Corp. Class A (d)	152,688	$ 3,754,598
Aircastle Ltd.	107,319	1,460,612
Applied Industrial Technologies, Inc.	80,244	3,223,401
Beacon Roofing Supply, Inc. (a)	98,166	2,314,754
BlueLinx Corp. (a)	32,060	75,020
CAI International, Inc. (a)(d)	32,496	654,794
DXP Enterprises, Inc. (a)	26,651	986,087
Essex Rental Corp. (a)(d)	20,996	77,895
GATX Corp.	101,809	4,427,673
H&E Equipment Services, Inc. (a)(d)	60,666	1,048,915
Houston Wire & Cable Co.	36,511	518,456
Interline Brands, Inc. (a)	78,135	1,606,456
Kaman Corp.	54,234	1,870,531
Lawson Products, Inc.	23,255	379,289
MSC Industrial Direct Co., Inc. Class A	96,815	7,688,079
RSC Holdings, Inc. (a)	126,965	2,827,511
Rush Enterprises, Inc. Class A (a)(d)	68,991	1,643,366
TAL International Group, Inc.	45,877	1,653,407
Textainer Group Holdings Ltd.	56,095	1,863,476
Titan Machinery, Inc. (a)	34,326	898,998
Transcat, Inc. (a)	2,018	23,611
United Rentals, Inc. (a)(d)	129,966	5,416,983
Watsco, Inc.	54,113	3,863,127
WESCO International, Inc. (a)(d)	90,583	5,696,765
Willis Lease Finance Corp. (a)	16,932	245,006
		54,791,715
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	42,231	621,218
TOTAL INDUSTRIALS		946,279,602
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)(d)	116,600	3,553,968
ADTRAN, Inc. (d)	134,261	4,732,700
Alliance Fiber Optic Products, Inc. (a)(d)	9,905	91,819
Ambient Corp. (a)	4,086	19,613
American Electric Technologies, Inc. (a)	1,200	5,700
Anaren, Inc. (a)	53,781	943,319
Arris Group, Inc. (a)	255,054	2,905,065
Aruba Networks, Inc. (a)(d)	214,522	4,631,530
Aviat Networks, Inc. (a)	125,073	328,942
Aware, Inc. (a)	1,100	4,829
Bel Fuse, Inc. Class B (non-vtg.)	23,302	407,319
Black Box Corp.	44,750	1,204,670
Brocade Communications Systems, Inc. (a)	972,340	5,620,125
CalAmp Corp. (a)	65,195	280,339
Calix Networks, Inc. (a)	75,213	679,926
Ciena Corp. (a)	233,651	3,486,073
ClearOne Communications, Inc. (a)	5,738	26,280
Communications Systems, Inc.	6,410	93,330
Comtech Telecommunications Corp. (d)	71,406	2,304,272
Comverse Technology, Inc. (a)	417,759	2,682,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dialogic, Inc. (a)(d)	41,259	$ 34,233
Digi International, Inc. (a)(d)	59,093	664,205
Ditech Networks, Inc. (a)	31,199	27,770
EchoStar Holding Corp. Class A (a)	111,481	3,341,086
EMCORE Corp. (a)(d)	50,257	218,115
Emulex Corp. (a)	180,262	1,885,541
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,074,945
Finisar Corp. (a)(d)	187,394	3,802,224
Globecomm Systems, Inc. (a)(d)	45,031	652,499
Harmonic, Inc. (a)	282,298	1,662,735
Infinera Corp. (a)(d)	217,526	1,731,507
InterDigital, Inc. (d)	112,611	4,262,326
Ixia (a)(d)	101,044	1,396,428
KVH Industries, Inc. (a)(d)	38,479	351,698
Lantronix, Inc. (a)	2,994	8,832
Loral Space & Communications Ltd. (a)	31,060	2,212,714
Meru Networks, Inc. (a)(d)	34,816	164,332
NETGEAR, Inc. (a)(d)	77,718	2,919,865
Network Engines, Inc. (a)	84,070	119,379
Network Equipment Technologies, Inc. (a)(d)	65,892	47,508
NumereX Corp. Class A (a)(d)	15,136	147,273
Oclaro, Inc. (a)(d)	149,825	647,244
Oplink Communications, Inc. (a)	41,842	686,627
Opnext, Inc. (a)	103,950	104,990
Optical Cable Corp.	11,466	40,131
ORBCOMM, Inc. (a)(d)	76,335	246,562
Parkervision, Inc. (a)(d)	112,100	92,819
PC-Tel, Inc.	41,380	304,143
Performance Technologies, Inc. (a)	4,304	8,651
Plantronics, Inc.	121,706	4,539,634
Polycom, Inc. (a)	422,009	8,714,486
Powerwave Technologies, Inc. (a)(d)	62,771	89,135
Procera Networks, Inc. (a)	62,350	1,213,331
Relm Wireless Corp. (a)	22,872	29,505
Riverbed Technology, Inc. (a)(d)	370,932	10,560,434
ShoreTel, Inc. (a)(d)	46,585	250,161
Sonus Networks, Inc. (a)(d)	434,232	1,267,957
Sycamore Networks, Inc. (a)	42,692	788,521
Symmetricom, Inc. (a)	84,462	495,792
Technical Communications Corp.	2,835	28,889
Tellabs, Inc.	876,094	3,469,332
Telular Corp.	31,267	235,128
Tessco Technologies, Inc.	12,027	220,335
TII Industries, Inc. (a)	52,081	85,413
Ubiquiti Networks, Inc. (d)	18,442	484,656
UTStarcom Holdings Corp. (a)	269,059	376,683
ViaSat, Inc. (a)(d)	94,161	4,343,647
Westell Technologies, Inc. Class A (a)(d)	123,763	283,417

	Shares	Value
Zhone Technologies, Inc. (a)	52,950	$ 63,540
Zoom Technologies, Inc. (a)(d)	16,744	20,930
		100,419,140
Computers & Peripherals - 1.0%
3D Systems Corp. (a)(d)	115,409	2,585,162
Avid Technology, Inc. (a)(d)	59,724	636,061
Concurrent Computer Corp. (a)	10,743	39,964
Cray, Inc. (a)	102,517	817,060
Crossroads Systems, Inc. (a)	4,003	22,017
Datalink Corp. (a)	27,110	230,706
Dataram Corp. (a)	23,649	18,683
Diebold, Inc.	155,786	6,095,906
Dot Hill Systems Corp. (a)(d)	105,073	146,051
Electronics for Imaging, Inc. (a)	98,666	1,574,709
Fusion-io, Inc. (d)	50,214	1,370,842
Hauppauge Digital, Inc. (a)	28,370	36,597
Hutchinson Technology, Inc. (a)(d)	81,684	177,254
iGO, Inc. (a)(d)	68,990	48,293
Imation Corp. (a)	71,887	449,294
Immersion Corp. (a)	59,376	385,350
Intermec, Inc. (a)(d)	127,048	950,319
Interphase Corp. (a)	11,825	58,534
Intevac, Inc. (a)(d)	55,110	435,369
NCR Corp. (a)	377,523	8,199,800
Novatel Wireless, Inc. (a)	94,259	323,308
OCZ Technology Group, Inc. (a)(d)	100,961	867,255
Overland Storage, Inc. (a)	39,227	90,614
Presstek, Inc. (a)	42,003	25,622
QLogic Corp. (a)(d)	218,035	3,748,022
Qualstar Corp. (a)	6,660	12,321
Quantum Corp. (a)	645,337	1,697,236
Rimage Corp.	26,174	286,605
Seagate Technology	930,000	24,421,800
Silicon Graphics International Corp. (a)(d)	63,117	611,604
STEC, Inc. (a)(d)	87,553	848,389
Stratasys, Inc. (a)(d)	42,042	1,548,827
Super Micro Computer, Inc. (a)(d)	56,365	932,277
Synaptics, Inc. (a)	70,726	2,599,181
Transact Technologies, Inc. (a)	18,832	126,928
USA Technologies, Inc. (a)(d)	79,221	80,805
		62,498,765
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	25,884
Advanced Photonix, Inc. Class A (a)	41,087	31,226
Aeroflex Holding Corp. (a)	62,535	686,009
Agilysys, Inc. (a)(d)	40,517	326,162
Anixter International, Inc. (a)(d)	63,144	4,391,034
Arrow Electronics, Inc. (a)	243,188	9,763,998
Avnet, Inc. (a)	337,029	12,045,416
AVX Corp.	143,217	1,896,193
Badger Meter, Inc.	39,471	1,269,782
Benchmark Electronics, Inc. (a)	158,358	2,600,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Brightpoint, Inc. (a)(d)	148,301	$ 1,305,049
Checkpoint Systems, Inc. (a)	81,844	908,468
Clearfield, Inc. (a)	20,779	117,817
Cognex Corp.	78,649	3,353,593
Coherent, Inc. (a)(d)	55,747	3,092,844
Comverge, Inc. (a)(d)	54,584	75,326
CTS Corp.	70,681	703,276
Daktronics, Inc.	76,570	689,130
DDi Corp.	48,439	526,532
Digital Ally, Inc. (a)	38,320	21,459
Document Security Systems, Inc. (a)(d)	33,614	152,271
Dolby Laboratories, Inc. Class A (a)(d)	130,195	4,956,524
DTS, Inc. (a)(d)	34,766	976,229
Dynasil Corp. of America (a)	9,408	20,321
Echelon Corp. (a)(d)	68,729	338,147
Electro Rent Corp.	41,793	754,364
Electro Scientific Industries, Inc.	49,520	685,357
eMagin Corp. (a)	59,153	187,515
Fabrinet (a)	39,355	703,274
FARO Technologies, Inc. (a)(d)	39,078	2,167,266
FEI Co. (a)(d)	81,048	3,608,257
Frequency Electronics, Inc. (a)	12,396	100,284
Giga-Tronics, Inc. (a)	4,585	5,823
GTSI Corp. (a)	18,931	89,354
I. D. Systems Inc. (a)	33,896	208,799
Identive Group, Inc. (a)(d)	104,855	232,778
IEC Electronics Corp. (a)	18,101	86,342
Image Sensing Systems, Inc. (a)	2,863	18,982
Ingram Micro, Inc. Class A (a)	329,601	6,305,267
Insight Enterprises, Inc. (a)	117,199	2,449,459
Intelli-Check, Inc. (a)	25,728	23,155
IPG Photonics Corp. (a)(d)	70,608	3,716,099
Iteris, Inc. (a)	52,448	78,672
Itron, Inc. (a)(d)	84,392	3,748,693
KEMET Corp. (a)	88,236	795,006
KEY Tronic Corp. (a)	21,607	234,220
LeCroy Corp. (a)	33,143	303,590
LGL Group, Inc. (a)	3,009	25,396
LightPath Technologies, Inc. Class A (a)	1,150	2,047
Littelfuse, Inc.	46,783	2,476,224
LoJack Corp. (a)	47,516	174,859
LRAD Corp. (a)(d)	62,271	88,425
Maxwell Technologies, Inc. (a)(d)	78,927	1,435,682
Measurement Specialties, Inc. (a)(d)	28,594	929,877
Mercury Computer Systems, Inc. (a)(d)	59,976	861,855
Mesa Laboratories, Inc.	4,658	249,156
Methode Electronics, Inc. Class A	85,089	778,564
Micronetics, Inc. (a)	3,743	31,404
MicroVision, Inc. (a)(d)	38,531	124,455
MOCON, Inc.	6,908	118,818
MTS Systems Corp.	32,386	1,590,476

	Shares	Value
Multi-Fineline Electronix, Inc. (a)	21,997	$ 579,841
Napco Security Technolgies, Inc. (a)	17,472	47,000
National Instruments Corp.	220,244	5,858,490
NeoPhotonics Corp.	37,763	201,277
NetList, Inc. (a)(d)	52,442	182,498
Newport Corp. (a)	77,293	1,292,339
OSI Systems, Inc. (a)	38,821	2,290,439
Par Technology Corp. (a)	27,309	140,368
Park Electrochemical Corp.	43,720	1,246,020
PC Connection, Inc.	44,665	399,305
PC Mall, Inc. (a)	16,427	99,383
Perceptron, Inc. (a)	25,360	154,950
Planar Systems, Inc. (a)(d)	44,024	90,249
Plexus Corp. (a)	84,283	2,924,620
Power-One, Inc. (a)(d)	142,864	620,030
Pulse Electronics Corp.	91,084	280,539
RadiSys Corp. (a)	64,186	480,753
RealD, Inc. (a)(d)	106,015	1,250,977
Research Frontiers, Inc. (a)(d)	33,274	116,459
RF Industries Ltd.	13,982	49,776
RF Monolithics, Inc. (a)	3,462	3,427
Richardson Electronics Ltd.	33,307	408,344
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,513,053
Rogers Corp. (a)	32,685	1,212,287
Sanmina-SCI Corp. (a)	222,638	2,582,601
ScanSource, Inc. (a)(d)	59,194	2,190,178
Sigmatron International, Inc. (a)	762	2,972
Superconductor Technologies, Inc. (a)(d)	131,677	130,360
SYNNEX Corp. (a)(d)	51,035	2,104,173
Tech Data Corp. (a)(d)	102,257	5,468,704
Trimble Navigation Ltd. (a)(d)	266,343	13,394,389
TTM Technologies, Inc. (a)(d)	113,407	1,327,996
Uni-Pixel Inc. (a)(d)	7,005	37,337
Universal Display Corp. (a)(d)	85,087	3,514,944
Viasystems Group, Inc. (a)(d)	9,833	182,107
Vicon Industries, Inc. (a)	18,575	65,384
Vishay Intertechnology, Inc. (a)	368,581	4,518,803
Vishay Precision Group, Inc. (a)	25,449	373,846
Wireless Ronin Technologies, Inc. (a)	6,055	5,450
Wireless Telecom Group, Inc. (a)	11,376	13,537
X-Rite, Inc. (a)(d)	61,803	279,968
Zygo Corp. (a)	33,130	635,433
		143,933,328
Internet Software & Services - 1.6%
Active Network, Inc.	25,000	400,000
Ancestry.com, Inc. (a)(d)	61,834	1,408,579
Angie's List, Inc. (d)	18,823	301,168
AOL, Inc. (a)(d)	252,527	4,535,385
Autobytel, Inc. (a)	94,879	92,033
Bankrate, Inc. (d)	94,638	2,256,170
Carbonite, Inc. (d)	13,662	132,385
comScore, Inc. (a)(d)	102,141	2,246,081
Constant Contact, Inc. (a)(d)	59,717	1,805,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc.	50,351	$ 1,044,280
Crexendo, Inc.	12,555	51,476
DealerTrack Holdings, Inc. (a)	83,885	2,336,197
Demand Media, Inc. (a)	71,346	489,434
Dice Holdings, Inc. (a)(d)	105,899	940,383
Digital River, Inc. (a)(d)	82,089	1,448,871
EarthLink, Inc.	265,160	1,980,745
EasyLink Services International Corp. (a)	70,918	331,187
EDGAR Online, Inc. (a)	50,000	37,500
eGain Communications Corp. (a)	29,357	152,950
Equinix, Inc. (a)(d)	105,426	14,778,617
FriendFinder Networks, Inc. (a)(d)	48,445	98,828
Globalscape, Inc. (a)	4,000	8,120
GlowPoint, Inc. (a)	49,485	146,476
IAC/InterActiveCorp	162,000	7,387,200
InfoSpace, Inc. (a)	94,187	1,093,511
Internap Network Services Corp. (a)(d)	107,514	804,205
Internet Media Services, Inc. (a)	7,375	664
Internet Patents Corp.	283	2,278
IntraLinks Holdings, Inc. (a)	152,382	896,006
Inuvo, Inc. (a)	12,036	10,832
iPass, Inc. (a)	111,360	240,538
j2 Global, Inc. (d)	116,398	3,441,889
Keynote Systems, Inc.	36,547	726,920
KIT Digital, Inc. (a)(d)	94,296	953,333
Limelight Networks, Inc. (a)(d)	135,298	508,720
LinkedIn Corp. (a)(d)	34,610	3,006,571
Liquidity Services, Inc. (a)(d)	51,451	2,225,256
LivePerson, Inc. (a)(d)	99,584	1,501,727
Local.com Corp. (a)(d)	49,826	118,586
LogMeIn, Inc. (a)(d)	44,733	1,648,858
LookSmart Ltd. (a)	40,635	57,295
LoopNet, Inc. (a)	89,472	1,646,285
Marchex, Inc. Class B	52,192	223,904
Market Leader, Inc. (a)	15,483	51,713
Monster Worldwide, Inc. (a)(d)	256,447	1,779,742
Move, Inc. (a)	78,204	685,067
NIC, Inc.	130,477	1,577,467
Onstream Media Corp. (a)	16,789	10,073
Onvia.com, Inc. (a)(d)	1,133	4,645
OpenTable, Inc. (a)(d)	48,875	2,370,438
Openwave Systems, Inc. (a)(d)	210,780	510,088
Perficient, Inc. (a)	61,052	737,508
quepasa.com, Inc. (a)(d)	52,817	208,099
QuinStreet, Inc. (a)(d)	73,086	763,749
Rackspace Hosting, Inc. (a)(d)	235,000	12,276,400
RealNetworks, Inc.	58,905	597,886
Reis, Inc. (a)	12,850	130,942
Responsys, Inc.	38,640	466,385
Saba Software, Inc. (a)	73,699	863,752
SciQuest, Inc. (a)	44,604	671,290

	Shares	Value
Selectica, Inc. (a)	2,268	$ 10,433
Spark Networks, Inc. (a)	5,759	25,916
SPS Commerce, Inc. (a)	16,555	411,392
Stamps.com, Inc. (a)(d)	24,970	645,475
Support.com, Inc. (a)	144,855	478,022
Synacor, Inc.	14,627	71,380
TechTarget, Inc. (a)	27,794	191,779
TheStreet.com, Inc.	58,323	107,314
Travelzoo, Inc. (a)(d)	13,347	339,014
United Online, Inc.	183,141	926,693
ValueClick, Inc. (a)(d)	173,772	3,614,458
Vertro, Inc.	14,264	19,970
VistaPrint Ltd. (a)(d)	84,760	3,448,037
Vocus, Inc. (a)(d)	40,038	541,714
Web.com, Inc. (a)	54,104	716,337
WebMD Health Corp. (a)(d)	125,513	3,118,998
WebMediaBrands, Inc. (a)	31,939	21,719
World Energy Solutions, Inc. (a)	1,365	6,661
XO Group, Inc. (a)(d)	65,794	594,778
Zillow, Inc. (a)	7,673	244,922
Zix Corp. (a)	168,463	493,597
		103,251,138
IT Services - 2.0%
Acxiom Corp. (a)	165,489	2,323,466
Alliance Data Systems Corp. (a)(d)	119,383	14,488,321
Analysts International Corp. (a)	4,541	25,339
Booz Allen Hamilton Holding Corp. Class A	47,885	881,563
Broadridge Financial Solutions, Inc.	260,289	6,335,434
CACI International, Inc. Class A (a)(d)	62,437	3,692,524
Cardtronics, Inc. (a)	87,852	2,335,985
Cass Information Systems, Inc.	21,038	809,753
Ciber, Inc. (a)	130,559	571,848
Computer Task Group, Inc. (a)(d)	35,213	517,983
Convergys Corp. (a)(d)	249,199	3,209,683
CoreLogic, Inc. (a)	241,426	3,713,132
CSG Systems International, Inc. (a)(d)	78,983	1,264,518
CSP, Inc.	3,555	13,580
DST Systems, Inc.	76,200	4,038,600
Dynamics Research Corp. (a)(d)	21,990	200,549
Echo Global Logistics, Inc. (a)(d)	33,275	618,915
Edgewater Technology, Inc. (a)	11,761	43,986
EPAM Systems, Inc.	16,881	238,191
Euronet Worldwide, Inc. (a)(d)	99,272	1,914,957
ExlService Holdings, Inc. (a)	38,889	1,081,892
FleetCor Technologies, Inc. (a)	64,896	2,403,099
Forrester Research, Inc.	32,652	1,052,374
Gartner, Inc. Class A (a)(d)	204,414	8,229,708
Genpact Ltd. (a)	258,576	4,142,388
Global Cash Access Holdings, Inc. (a)(d)	91,007	505,999
Global Payments, Inc.	171,549	8,855,359
Hackett Group, Inc. (a)	91,055	438,885
Heartland Payment Systems, Inc.	77,033	2,181,575
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Higher One Holdings, Inc. (a)(d)	67,348	$ 990,016
iGate Corp. (a)	60,504	1,054,585
Information Services Group, Inc. (a)(d)	46,725	59,574
Innodata Isogen, Inc. (a)	57,252	328,054
Jack Henry & Associates, Inc.	200,771	6,774,014
Lender Processing Services, Inc.	196,169	4,323,565
Lionbridge Technologies, Inc. (a)	146,424	379,238
ManTech International Corp. Class A	44,878	1,505,208
Mattersight Corp. (a)	7,980	45,805
Maximus, Inc.	87,818	3,662,889
ModusLink Global Solutions, Inc.	97,556	542,411
MoneyGram International, Inc. (a)	27,762	497,495
NCI, Inc. Class A (a)(d)	22,152	159,494
NeuStar, Inc. Class A (a)(d)	155,646	5,455,392
Newtek Business Services, Inc. (a)	5,503	7,154
Official Payments Holdings, Inc. (a)	27,138	137,318
Online Resources Corp. (a)	46,607	139,821
PFSweb, Inc. (a)	57,508	161,022
PRG-Schultz International, Inc. (a)	41,837	233,450
Rainmaker Systems, Inc. (a)	15,480	10,991
Sapient Corp. (d)	223,100	2,786,519
ServiceSource International, Inc.	80,504	1,352,467
StarTek, Inc. (a)	22,269	45,206
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	239,878
Syntel, Inc.	35,000	1,792,000
Teletech Holdings, Inc. (a)	89,822	1,371,582
The Management Network Group, Inc. (a)	2,929	7,323
TNS, Inc. (a)	54,495	998,893
TSR, Inc. (a)	2,039	8,972
Unisys Corp. (a)	78,384	1,464,213
VeriFone Systems, Inc. (a)(d)	237,720	11,384,411
Virtusa Corp. (a)	37,447	585,297
WidePoint Corp. (a)	102,981	81,355
WPCS International, Inc. (a)	38,998	60,057
Wright Express Corp. (a)(d)	79,653	4,928,928
		129,704,203
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,575,513
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)(d)	78,334	940,008
AEHR Test Systems (a)	9,000	7,200
Aetrium, Inc. (a)	6,743	5,732
Amkor Technology, Inc. (a)(d)	216,408	1,382,847
Amtech Systems, Inc. (a)	19,914	174,447
ANADIGICS, Inc. (a)	156,061	401,077
Applied Micro Circuits Corp. (a)(d)	232,408	1,575,726
Atmel Corp. (a)(d)	1,024,641	10,359,121
ATMI, Inc. (a)(d)	76,660	1,688,820
AuthenTec, Inc. (a)	68,075	238,263

	Shares	Value
Axcelis Technologies, Inc. (a)	209,208	$ 347,285
AXT, Inc. (a)	91,754	525,750
Brooks Automation, Inc.	166,153	1,985,528
BTU International, Inc. (a)	13,926	41,082
Cabot Microelectronics Corp.	56,016	2,814,804
Cascade Microtech, Inc. (a)	15,468	59,397
Cavium, Inc. (a)(d)	100,852	3,603,442
Ceva, Inc. (a)(d)	47,618	1,173,784
Cirrus Logic, Inc. (a)(d)	136,722	3,223,905
Cohu, Inc.	53,812	603,771
Cree, Inc. (a)(d)	245,000	7,421,050
CVD Equipment Corp. (a)	8,902	102,462
CyberOptics Corp. (a)	9,297	87,857
Cymer, Inc. (a)(d)	58,494	2,689,554
Cypress Semiconductor Corp.	372,708	6,429,213
DayStar Technologies, Inc. (a)	26,144	6,667
Diodes, Inc. (a)(d)	70,667	1,755,368
DSP Group, Inc. (a)	46,628	297,953
Entegris, Inc. (a)	275,618	2,491,587
Entropic Communications, Inc. (a)(d)	169,805	1,046,848
Exar Corp. (a)(d)	95,781	670,467
Fairchild Semiconductor International, Inc. (a)(d)	263,581	3,845,647
FormFactor, Inc. (a)	110,045	562,330
FSI International, Inc. (a)(d)	90,047	358,387
GSI Technology, Inc. (a)	42,569	195,817
GT Advanced Technologies, Inc. (a)(d)	350,724	3,002,197
Hittite Microwave Corp. (a)(d)	72,727	4,158,530
Ikanos Communications, Inc. (a)	115,443	86,652
Inphi Corp. (a)	37,505	538,572
Integrated Device Technology, Inc. (a)(d)	335,484	2,318,194
Integrated Silicon Solution, Inc. (a)(d)	51,768	547,705
International Rectifier Corp. (a)(d)	157,945	3,545,865
Intersil Corp. Class A	256,774	2,906,682
Intest Corp. (a)	31,319	108,677
IXYS Corp. (a)(d)	59,965	715,382
Kopin Corp. (a)(d)	153,988	554,357
Kulicke & Soffa Industries, Inc. (a)	219,474	2,471,277
Lam Research Corp. (a)(d)	281,564	11,741,219
Lattice Semiconductor Corp. (a)	235,951	1,554,917
LTX-Credence Corp. (a)	104,147	702,992
Marvell Technology Group Ltd. (a)	1,155,333	17,329,995
Mattson Technology, Inc. (a)	118,451	325,740
Maxim Integrated Products, Inc.	673,430	18,781,963
MaxLinear, Inc. Class A (a)	25,661	141,136
MEMC Electronic Materials, Inc. (a)	482,663	1,896,866
MEMSIC, Inc. (a)	8,643	26,361
Micrel, Inc.	96,504	1,029,698
Microsemi Corp. (a)(d)	178,762	3,739,701
Mindspeed Technologies, Inc. (a)	64,454	419,596
MIPS Technologies, Inc. (a)(d)	104,835	603,850
MKS Instruments, Inc.	117,201	3,510,170
Monolithic Power Systems, Inc. (a)	82,168	1,527,503
MoSys, Inc. (a)(d)	60,959	232,863
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nanometrics, Inc. (a)(d)	41,017	$ 719,848
NVE Corp. (a)(d)	11,458	613,003
Omnivision Technologies, Inc. (a)(d)	127,409	2,085,685
ON Semiconductor Corp. (a)	1,034,453	9,382,489
PDF Solutions, Inc. (a)	40,505	325,255
Pericom Semiconductor Corp. (a)	65,839	506,302
Photronics, Inc. (a)(d)	114,532	802,869
Pixelworks, Inc. (a)	35,295	84,002
PLX Technology, Inc. (a)(d)	81,321	285,437
PMC-Sierra, Inc. (a)	478,571	3,287,783
Power Integrations, Inc.	57,924	2,160,565
QuickLogic Corp. (a)(d)	76,504	198,910
Rambus, Inc. (a)(d)	228,253	1,616,031
Ramtron International Corp. (a)	65,988	125,377
RF Micro Devices, Inc. (a)(d)	573,446	2,735,337
Rubicon Technology, Inc. (a)(d)	35,909	322,104
Rudolph Technologies, Inc. (a)(d)	62,052	612,453
Semtech Corp. (a)(d)	136,520	3,919,489
Sigma Designs, Inc. (a)	62,892	361,629
Silicon Image, Inc. (a)	164,044	848,107
Silicon Laboratories, Inc. (a)(d)	91,886	4,116,493
Skyworks Solutions, Inc. (a)(d)	399,723	10,780,529
Spansion, Inc. Class A (a)	142,425	1,823,040
Spire Corp. (a)	200	240
Standard Microsystems Corp. (a)(d)	75,204	1,924,470
STR Holdings, Inc. (a)(d)	98,143	696,815
SunPower Corp. (a)(d)	91,055	685,644
Supertex, Inc. (a)(d)	23,977	442,615
Tessera Technologies, Inc. (a)	103,521	1,739,153
TranSwitch Corp. (a)(d)	48,274	136,615
TriQuint Semiconductor, Inc. (a)(d)	346,255	2,229,882
Ultra Clean Holdings, Inc. (a)	44,575	364,178
Ultratech, Inc. (a)	52,421	1,426,375
Veeco Instruments, Inc. (a)(d)	100,655	2,721,711
Vitesse Semiconductor Corp. (a)(d)	71,167	283,245
Volterra Semiconductor Corp. (a)(d)	52,784	1,622,052
		205,617,588
Software - 4.1%
Accelrys, Inc. (a)	120,176	954,197
ACI Worldwide, Inc. (a)(d)	94,719	3,578,484
Activision Blizzard, Inc. (d)	967,698	11,563,991
Actuate Corp. (a)	89,294	539,336
Advent Software, Inc. (a)(d)	65,312	1,680,478
American Software, Inc. Class A	48,522	403,218
ANSYS, Inc. (a)(d)	200,185	12,647,688
Ariba, Inc. (a)(d)	204,862	6,447,007
Aspen Technology, Inc. (a)(d)	198,217	4,075,342
Astea International, Inc. (a)	13,242	60,119
Bitstream, Inc. Class A (a)	3,682	19,846
Blackbaud, Inc.	88,516	2,792,680
Bottomline Technologies, Inc. (a)(d)	68,740	1,931,594

	Shares	Value
BroadSoft, Inc. (a)(d)	69,557	$ 2,529,788
BSQUARE Corp. (a)	30,361	101,406
Cadence Design Systems, Inc. (a)(d)	569,040	6,697,601
Callidus Software, Inc. (a)(d)	65,801	487,585
Cinedigm Digital Cinema Corp. (a)	46,130	80,266
CommVault Systems, Inc. (a)(d)	97,486	5,027,353
Compuware Corp. (a)	458,000	4,126,580
Concur Technologies, Inc. (a)(d)	113,580	6,695,541
Convio, Inc. (a)(d)	21,892	342,829
Datawatch Corp. (a)	3,120	43,555
Deltek, Inc. (a)	63,814	703,868
Digimarc Corp. (a)	13,264	369,933
Ebix, Inc. (d)	70,033	1,631,769
Ellie Mae, Inc.	31,084	259,551
EPIQ Systems, Inc.	93,222	1,071,121
ePlus, Inc. (a)	9,557	306,015
Evolving Systems, Inc.	12,044	64,917
FactSet Research Systems, Inc.	89,399	7,813,473
Fair Isaac Corp.	100,578	4,071,397
FalconStor Software, Inc. (a)	86,450	246,383
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	290,793	7,865,951
Glu Mobile, Inc. (a)(d)	63,707	240,812
GSE Systems, Inc. (a)	33,148	62,318
Guidance Software, Inc. (a)	20,946	238,994
Guidewire Software, Inc.	16,113	364,476
Imperva, Inc.	9,739	360,830
Informatica Corp. (a)	228,562	11,236,108
Interactive Intelligence Group, Inc. (a)	39,218	1,098,104
JDA Software Group, Inc. (a)(d)	90,081	2,257,430
Jive Software, Inc. (d)	25,949	565,948
Kenexa Corp. (a)(d)	48,352	1,343,702
Majesco Entertainment Co. (a)(d)	152,851	380,599
Manhattan Associates, Inc. (a)(d)	59,488	2,757,864
Mentor Graphics Corp. (a)(d)	226,012	3,426,342
MICROS Systems, Inc. (a)(d)	184,532	9,582,747
MicroStrategy, Inc. Class A (a)(d)	21,893	2,968,472
Mitek Systems, Inc. (a)(d)	45,229	470,382
Monotype Imaging Holdings, Inc. (a)	66,621	934,693
Motricity, Inc. (a)(d)	112,960	150,237
NetScout Systems, Inc. (a)(d)	69,317	1,471,600
NetSol Technologies, Inc. (a)(d)	160,969	86,923
NetSuite, Inc. (a)	59,651	2,845,353
Nuance Communications, Inc. (a)(d)	499,415	12,944,837
Opnet Technologies, Inc.	42,621	1,216,830
Parametric Technology Corp. (a)	259,389	6,925,686
Peerless Systems Corp. (a)	15,698	61,065
Pegasystems, Inc.	31,869	894,882
Pervasive Software, Inc. (a)	25,547	153,537
Progress Software Corp. (a)(d)	170,826	3,961,455
PROS Holdings, Inc. (a)	42,032	736,821
QAD, Inc. Class B	24,367	335,046
QLIK Technologies, Inc. (a)	164,916	4,992,007
Quest Software, Inc. (a)	127,647	2,555,493
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	63,949	$ 1,268,109
Rosetta Stone, Inc. (a)	28,088	253,635
Rovi Corp. (a)	251,044	8,907,041
Scientific Learning Corp. (a)	24,929	51,354
SeaChange International, Inc. (a)	69,895	478,082
Smith Micro Software, Inc. (a)	72,854	185,049
SolarWinds, Inc. (a)	128,753	4,797,337
Solera Holdings, Inc.	169,280	8,125,440
Sonic Foundry, Inc. (a)	1,571	11,578
Sourcefire, Inc. (a)(d)	63,636	2,864,893
SRS Labs, Inc. (a)	23,248	155,529
SS&C Technologies Holdings, Inc. (a)	63,267	1,310,892
Synchronoss Technologies, Inc. (a)(d)	71,953	2,407,547
Synopsys, Inc. (a)	343,996	10,481,558
Take-Two Interactive Software, Inc. (a)(d)	177,765	2,746,469
Taleo Corp. Class A (a)	83,810	3,840,174
Tangoe, Inc. (a)	74,630	1,398,566
TeleCommunication Systems, Inc. Class A (a)	110,511	296,169
TeleNav, Inc. (a)(d)	41,916	281,676
THQ, Inc. (a)(d)	139,201	75,169
TIBCO Software, Inc. (a)(d)	359,016	10,400,694
TiVo, Inc. (a)(d)	322,529	3,628,451
Tyler Technologies, Inc. (a)(d)	75,793	2,862,702
Ultimate Software Group, Inc. (a)(d)	65,694	4,586,755
Vasco Data Security International, Inc. (a)	64,183	580,214
Verint Systems, Inc. (a)	43,778	1,203,457
Versant Corp. (a)	12,238	127,030
VirnetX Holding Corp. (a)(d)	117,196	2,530,262
VMware, Inc. Class A (a)	143,416	14,182,408
Wave Systems Corp. Class A (a)(d)	172,796	347,320
Websense, Inc. (a)(d)	80,067	1,442,007
Zynga, Inc. (d)	216,360	2,849,461
		269,529,483
TOTAL INFORMATION TECHNOLOGY		1,019,529,158
MATERIALS - 6.3%
Chemicals - 3.0%
A. Schulman, Inc.	65,137	1,683,140
ADA-ES, Inc. (a)	29,045	652,641
Albemarle Corp.	203,316	13,524,580
American Pacific Corp. (a)	11,292	87,739
American Vanguard Corp.	65,053	1,074,676
Ampal-American Israel Corp. Class A (a)	23,445	7,034
Arabian American Development Co. (a)	29,678	235,347
Ashland, Inc.	152,375	9,684,955
Balchem Corp. (d)	69,438	1,892,186
Cabot Corp.	124,551	5,045,561

	Shares	Value
Calgon Carbon Corp. (a)(d)	115,042	$ 1,738,285
Celanese Corp. Class A	346,948	16,504,316
Cereplast, Inc. (a)(d)	22,207	21,652
Chase Corp.	11,674	169,273
Chemtura Corp. (a)	220,132	3,416,449
Clean Diesel Technologies, Inc. (a)(d)	33,479	100,772
Core Molding Technologies, Inc. (a)	11,521	110,256
Cytec Industries, Inc.	103,748	6,168,856
Ferro Corp. (a)(d)	176,641	980,358
Flotek Industries, Inc. (a)(d)	116,606	1,304,821
FutureFuel Corp.	32,730	361,667
Georgia Gulf Corp. (a)	69,742	2,249,877
GSE Holding, Inc.	11,418	138,729
H.B. Fuller Co.	112,158	3,379,321
Hawkins, Inc.	17,707	686,146
Huntsman Corp.	425,747	5,815,704
Innophos Holdings, Inc.	44,680	2,250,978
Intrepid Potash, Inc. (a)(d)	143,302	3,624,108
KMG Chemicals, Inc.	16,501	286,292
Koppers Holdings, Inc.	42,068	1,583,019
Kraton Performance Polymers, Inc. (a)	66,091	1,836,669
Kronos Worldwide, Inc.	60,714	1,418,886
Landec Corp. (a)	84,086	529,742
LSB Industries, Inc. (a)	37,320	1,501,010
LyondellBasell Industries NV Class A	752,693	32,501,284
Material Sciences Corp. (a)	21,107	182,787
Minerals Technologies, Inc.	47,574	3,071,853
Nanophase Technologies Corp. (a)(d)	5,146	3,293
NewMarket Corp. (d)	23,199	4,232,194
Olin Corp.	148,501	3,122,976
OM Group, Inc. (a)	75,468	2,073,861
OMNOVA Solutions, Inc. (a)(d)	91,531	466,808
Penford Corp. (a)	27,329	157,415
PolyOne Corp.	192,213	2,581,421
Quaker Chemical Corp.	24,863	1,024,604
Rockwood Holdings, Inc. (a)	152,412	8,115,939
RPM International, Inc.	276,520	6,600,532
Senomyx, Inc. (a)(d)	108,140	370,920
Sensient Technologies Corp.	116,292	4,301,641
Solutia, Inc.	259,606	7,297,525
Spartech Corp. (a)	67,518	391,604
Stepan Co.	16,020	1,400,629
The Scotts Miracle-Gro Co. Class A (d)	91,000	4,262,440
TOR Minerals International, Inc. (a)	3,831	59,112
TPC Group, Inc. (a)	34,509	1,198,843
Tredegar Corp.	48,210	1,120,400
Valhi, Inc.	18,618	1,067,742
Valspar Corp.	207,434	9,614,566
W.R. Grace & Co. (a)	130,414	7,428,381
Westlake Chemical Corp. (d)	46,385	2,793,769
Zep, Inc.	44,069	668,527
Zoltek Companies, Inc. (a)(d)	60,096	726,561
		196,902,672
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Eagle Materials, Inc. (d)	89,764	$ 2,816,794
Headwaters, Inc. (a)	123,195	374,513
Martin Marietta Materials, Inc.	97,493	8,371,724
Texas Industries, Inc. (d)	58,355	1,974,150
U.S. Concrete, Inc. (a)	25,199	105,836
United States Lime & Minerals, Inc. (a)	7,538	459,064
		14,102,081
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	467,526
Aptargroup, Inc.	148,309	7,827,749
Boise, Inc.	247,252	2,034,884
Crown Holdings, Inc. (a)	353,375	13,064,274
Graphic Packaging Holding Co. (a)	260,313	1,374,453
Greif, Inc. Class A	83,496	4,275,830
MOD-PAC Corp. (sub. vtg.) (a)	3,740	23,973
Myers Industries, Inc.	100,702	1,341,351
Northern Technologies International Corp. (a)	1,103	17,008
Packaging Corp. of America	238,810	7,078,328
Rock-Tenn Co. Class A	154,183	10,868,360
Silgan Holdings, Inc.	114,111	4,852,000
Sonoco Products Co.	211,458	6,944,281
UFP Technologies, Inc. (a)	15,846	278,414
		60,448,431
Metals & Mining - 1.7%
A.M. Castle & Co. (a)(d)	38,879	445,165
AK Steel Holding Corp. (d)	229,349	1,816,444
Allied Nevada Gold Corp. (a)(d)	192,193	6,613,361
Amcol International Corp.	58,468	1,714,866
Carpenter Technology Corp.	92,318	4,735,913
Century Aluminum Co. (a)(d)	132,753	1,302,307
Coeur d'Alene Mines Corp. (a)	186,991	5,318,024
Commercial Metals Co.	251,961	3,348,562
Compass Minerals International, Inc.	81,048	5,839,508
Comstock Mining, Inc. (a)(d)	32,178	65,000
Friedman Industries	13,655	142,695
General Moly, Inc. (a)(d)	202,841	732,256
Globe Specialty Metals, Inc.	115,739	1,645,809
Golden Minerals Co. (a)(d)	114,868	957,999
Handy & Harman Ltd. (a)	39,902	484,410
Haynes International, Inc.	25,877	1,637,755
Hecla Mining Co.	642,578	3,264,296
Horsehead Holding Corp. (a)	101,767	1,160,144
Kaiser Aluminum Corp.	34,968	1,690,353
Materion Corp. (a)	41,932	1,230,704
McEwen Mining, Inc. (a)(d)	421,089	2,202,295
Metals USA Holdings Corp. (a)	34,701	453,889
Mines Management, Inc. (a)(d)	69,165	139,022
Molycorp, Inc. (a)(d)	146,892	3,628,232
Noranda Aluminium Holding Corp.	46,669	560,028

	Shares	Value
Olympic Steel, Inc.	20,461	$ 479,606
Reliance Steel & Aluminum Co.	158,433	8,511,021
Royal Gold, Inc.	115,739	8,038,074
RTI International Metals, Inc. (a)(d)	67,771	1,527,558
Schnitzer Steel Inds, Inc. Class A	53,001	2,393,525
Silver Bull Resources, Inc. (a)(d)	148,902	84,874
Solitario Exploration & Royalty Corp. (a)	57,827	81,536
Southern Copper Corp.	399,962	12,862,778
Steel Dynamics, Inc.	531,239	7,867,650
Stillwater Mining Co. (a)(d)	246,287	3,497,275
SunCoke Energy, Inc. (a)	184,578	2,645,003
Synalloy Corp.	9,327	117,987
Timberline Resources Corp. (a)(d)	213,150	120,067
U.S. Silica Holdings, Inc.	26,459	447,686
Universal Stainless & Alloy Products, Inc. (a)(d)	14,191	475,115
US Energy Corp. (a)(d)	91,127	299,808
Vista Gold Corp. (a)(d)	223,243	790,280
Walter Energy, Inc.	142,968	9,268,615
Worthington Industries, Inc.	122,406	2,064,989
		112,702,484
Paper & Forest Products - 0.5%
AbitibiBowater, Inc. (a)(d)	157,587	2,411,081
Buckeye Technologies, Inc.	84,822	2,897,520
Clearwater Paper Corp. (a)	52,530	1,802,304
Deltic Timber Corp.	29,841	1,945,932
Domtar Corp.	83,694	8,023,744
Glatfelter	137,758	2,150,402
Kapstone Paper & Packaging Corp. (a)	85,785	1,724,279
Louisiana-Pacific Corp. (a)(d)	278,523	2,275,533
Neenah Paper, Inc.	32,380	903,078
Schweitzer-Mauduit International, Inc.	43,953	3,078,908
Verso Paper Corp. (a)(d)	31,277	40,660
Wausau-Mosinee Paper Corp.	98,528	920,252
		28,173,693
TOTAL MATERIALS		412,329,361
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	229,564	984,830
AboveNet, Inc. (a)(d)	48,334	3,362,113
Alaska Communication Systems Group, Inc. (d)	97,590	312,288
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc. (d)	19,662	753,448
Boingo Wireless, Inc. (d)	25,257	241,457
Cbeyond, Inc. (a)	66,391	509,883
Cincinnati Bell, Inc. New (a)(d)	414,315	1,553,681
Cogent Communications Group, Inc. (a)	111,748	2,058,398
Consolidated Communications Holdings, Inc.	71,706	1,360,263
Elephant Talk Communication, Inc. (a)(d)	100,000	214,000
FairPoint Communications, Inc. (a)(d)	43,522	163,643
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)(d)	82,347	$ 872,055
Globalstar, Inc. (a)(d)	237,229	202,024
Hawaiian Telcom Holdco, Inc. (a)	18,335	288,226
HickoryTech Corp.	34,243	367,770
IDT Corp. Class B	43,724	395,702
inContact, Inc. (a)	77,826	414,813
Iridium Communications, Inc. (a)(d)	172,155	1,315,264
Level 3 Communications, Inc. (a)	336,410	8,178,127
Lumos Networks Corp.	42,527	544,346
Multiband Corp. (a)	27,198	97,369
Neutral Tandem, Inc. (a)	105,029	1,172,124
Premiere Global Services, Inc. (a)	109,608	948,109
Primus Telecommunications Group, Inc. (a)	23,913	328,804
SureWest Communications	40,598	909,801
Towerstream Corp. (a)(d)	116,654	331,297
tw telecom, inc. (a)(d)	352,793	7,620,329
Vonage Holdings Corp. (a)	287,525	687,185
Warwick Valley Telephone Co.	10,706	156,308
		36,343,657
Wireless Telecommunication Services - 0.9%
Clearwire Corp. Class A (a)(d)	315,081	724,686
Crown Castle International Corp. (a)	538,636	27,906,731
Leap Wireless International, Inc. (a)(d)	129,972	1,356,908
NII Holdings, Inc. (a)(d)	372,601	6,662,106
NTELOS Holdings Corp.	30,862	717,542
SBA Communications Corp. Class A (a)(d)	255,631	11,996,763
Shenandoah Telecommunications Co.	47,154	471,068
Telephone & Data Systems, Inc.	209,062	5,282,997
U.S. Cellular Corp. (a)(d)	29,790	1,285,141
USA Mobility, Inc.	61,882	849,021
		57,252,963
TOTAL TELECOMMUNICATION SERVICES		93,596,620
UTILITIES - 3.6%
Electric Utilities - 1.1%
Allete, Inc.	66,832	2,778,875
Central Vermont Public Service Corp.	32,616	1,149,388
Cleco Corp. (d)	145,147	5,585,257
El Paso Electric Co.	107,795	3,528,130
Empire District Electric Co.	90,830	1,812,059
Great Plains Energy, Inc.	308,667	6,105,433
Hawaiian Electric Industries, Inc.	209,224	5,241,061
IDACORP, Inc.	103,848	4,203,767
ITC Holdings Corp.	113,857	8,593,926
MGE Energy, Inc.	61,308	2,688,969
NV Energy, Inc.	496,651	7,787,488
Otter Tail Corp.	81,314	1,727,109

	Shares	Value
PNM Resources, Inc.	211,467	$ 3,802,177
Portland General Electric Co.	156,986	3,868,135
UIL Holdings Corp.	104,129	3,670,547
Unisource Energy Corp.	82,096	3,020,312
Unitil Corp.	33,222	883,705
Westar Energy, Inc.	267,230	7,354,170
		73,800,508
Gas Utilities - 0.9%
Atmos Energy Corp.	188,141	5,781,573
Chesapeake Utilities Corp. (d)	22,726	933,357
Delta Natural Gas Co., Inc.	4,880	185,830
Gas Natural, Inc.	11,151	124,334
Laclede Group, Inc.	50,946	2,093,371
National Fuel Gas Co.	167,905	8,450,659
New Jersey Resources Corp.	96,780	4,518,658
Northwest Natural Gas Co. (d)	66,043	3,022,788
Piedmont Natural Gas Co., Inc. (d)	169,819	5,502,136
Questar Corp.	405,652	7,796,631
RGC Resources, Inc.	2,242	39,370
South Jersey Industries, Inc.	60,919	3,167,788
Southwest Gas Corp.	94,718	4,039,723
UGI Corp.	236,898	6,692,369
WGL Holdings, Inc. (d)	125,127	5,108,935
		57,457,522
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	7,984
Black Hills Corp.	94,821	3,113,922
Calpine Corp. (a)	836,820	12,811,714
Dynegy, Inc. (a)(d)	316,627	411,615
Genie Energy Ltd. Class B	48,524	465,345
GenOn Energy, Inc. (a)	1,952,788	4,803,858
Ormat Technologies, Inc. (d)	63,303	1,281,253
Synthesis Energy Systems, Inc. (a)	67,279	97,555
Tegal Corp. (a)	177	589
US Geothermal, Inc. (a)(d)	202,952	110,740
		23,104,575
Multi-Utilities - 0.8%
Alliant Energy Corp.	253,692	10,817,427
Avista Corp.	119,397	2,949,106
CH Energy Group, Inc. (d)	33,789	2,252,713
MDU Resources Group, Inc.	379,639	8,238,166
NorthWestern Energy Corp.	73,604	2,556,267
NSTAR	226,885	10,640,907
OGE Energy Corp.	209,761	11,008,257
Vectren Corp.	168,368	4,919,713
		53,382,556
Water Utilities - 0.4%
American States Water Co.	47,115	1,736,659
American Water Works Co., Inc.	394,271	13,515,610
Aqua America, Inc.	290,712	6,456,714
Artesian Resources Corp. Class A	16,662	318,244
Cadiz, Inc. (a)(d)	34,362	364,924
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
California Water Service Group	120,078	$ 2,306,698
Connecticut Water Service, Inc.	19,158	552,134
Middlesex Water Co.	46,243	851,796
Pure Cycle Corp. (a)	46,689	96,179
SJW Corp.	31,800	759,702
York Water Co.	38,385	665,212
		27,623,872
TOTAL UTILITIES		235,369,033
TOTAL COMMON STOCKS (Cost $5,540,902,134)		6,441,889,063
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,343)	$ 37,300	30,072
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 6/28/12 (e) (Cost $10,998,773)	11,000,000	10,998,450
Money Market Funds - 23.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	71,287,081	71,287,081
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,481,913,837	1,481,913,837
TOTAL MONEY MARKET FUNDS (Cost $1,553,200,918)		1,553,200,918
TOTAL INVESTMENT PORTFOLIO - 122.8% (Cost $7,105,139,168)		8,006,118,503
NET OTHER ASSETS (LIABILITIES) - (22.8)%		(1,489,081,331)
NET ASSETS - 100%		$ 6,517,037,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
314 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 30,665,240	$ 2,899,463
563 NYFE Russell 2000 Mini Index Contracts	March 2012	45,603,000	3,680,802
TOTAL EQUITY INDEX CONTRACTS		$ 76,268,240	$ 6,580,265
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,298,945.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 91,374
Fidelity Securities Lending Cash Central Fund	9,399,822
Total	$ 9,491,196
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,031,948,965	$ 1,031,944,365	$ -	$ 4,600
Consumer Staples	236,959,833	236,923,013	36,820	-
Energy	436,899,148	436,899,148	-	-
Financials	1,325,234,224	1,325,231,975	-	2,249
Health Care	703,743,119	703,741,957	-	1,162
Industrials	946,279,602	946,279,602	-	-
Information Technology	1,019,529,158	1,019,529,158	-	-
Materials	412,329,361	412,329,361	-	-
Telecommunication Services	93,596,620	93,596,620	-	-
Utilities	235,369,033	235,369,033	-	-
Corporate Bonds	30,072	-	30,072	-
U.S. Government and Government Agency Obligations	10,998,450	-	10,998,450	-
Money Market Funds	1,553,200,918	1,553,200,918	-	-
Total Investments in Securities:	$ 8,006,118,503	$ 7,995,045,150	$ 11,065,342	$ 8,011
Derivative Instruments:
Assets
Futures Contracts	$ 6,580,265	$ 6,580,265	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 222,249
Total Realized Gain (Loss)	(198,796)
Total Unrealized Gain (Loss)	213,172
Cost of Purchases	3
Proceeds of Sales	(16,090)
Amortization/Accretion	-
Transfers in to Level 3	8,938
Transfers out of Level 3	(221,465)
Ending Balance	$ 8,011
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (1,240)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,580,265	$ -
Total Value of Derivatives	$ 6,580,265	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,422,166,761) - See accompanying schedule: Unaffiliated issuers (cost $5,551,938,250)	$ 6,452,917,585
Fidelity Central Funds (cost $1,553,200,918)	1,553,200,918
Total Investments (cost $7,105,139,168)		$ 8,006,118,503
Cash		76,222
Receivable for investments sold		4,316,551
Receivable for fund shares sold		23,774,895
Dividends receivable		4,636,130
Distributions receivable from Fidelity Central Funds		979,008
Other receivables		2,781
Total assets		8,039,904,090

Liabilities
Payable for investments purchased	$ 19,243,361
Payable for fund shares redeemed	20,290,472
Accrued management fee	323,813
Payable for daily variation margin on futures contracts	953,003
Other affiliated payables	142,432
Collateral on securities loaned, at value	1,481,913,837
Total liabilities		1,522,866,918

Net Assets		$ 6,517,037,172
Net Assets consist of:
Paid in capital		$ 5,558,819,493
Undistributed net investment income		10,311,506
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,345,947
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		907,560,226
Net Assets		$ 6,517,037,172

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($2,606,631,287 ÷ 65,724,115 shares)	$ 39.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,910,288,898 ÷ 98,588,315 shares)	$ 39.66

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($116,987 ÷ 2,950 shares)	$ 39.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 70,673,050
Interest		10,602
Income from Fidelity Central Funds (including $9,399,822 from security lending)		9,491,196
Total income		80,174,848

Expenses
Management fee	$ 3,839,585
Transfer agent fees	1,537,555
Independent trustees' compensation	34,264
Interest	432
Miscellaneous	17,049
Total expenses before reductions	5,428,885
Expense reductions	(597)	5,428,288
Net investment income (loss)		74,746,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,675,656
Foreign currency transactions	(1,815)
Futures contracts	(7,401,865)
Total net realized gain (loss)		132,271,976
Change in net unrealized appreciation (depreciation) on: Investment securities	(114,083,386)
Assets and liabilities in foreign currencies	(130)
Futures contracts	1,985,687
Total change in net unrealized appreciation (depreciation)		(112,097,829)
Net gain (loss)		20,174,147
Net increase (decrease) in net assets resulting from operations		$ 94,920,707

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,746,560	$ 55,477,661
Net realized gain (loss)	132,271,976	92,588,334
Change in net unrealized appreciation (depreciation)	(112,097,829)	1,161,441,520
Net increase (decrease) in net assets resulting from operations	94,920,707	1,309,507,515
Distributions to shareholders from net investment income	(69,414,947)	(48,199,592)
Distributions to shareholders from net realized gain	(127,979,459)	(63,624,500)
Total distributions	(197,394,406)	(111,824,092)
Share transactions - net increase (decrease)	652,403,567	1,175,386,586
Redemption fees	919,879	553,321
Total increase (decrease) in net assets	550,849,747	2,373,623,330

Net Assets
Beginning of period	5,966,187,425	3,592,564,095
End of period (including undistributed net investment income of $10,311,506 and undistributed net investment income of $8,373,367, respectively)	$ 6,517,037,172	$ 5,966,187,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Income from Investment Operations
Net investment income (loss) B	.48	.43	.36	.50	.56
Net realized and unrealized gain (loss)	.10	9.71	12.40	(15.73)	(2.73)
Total from investment operations	.58	10.14	12.76	(15.23)	(2.17)
Distributions from net investment income	(.45)	(.36)	(.35)	(.43)	(.46)
Distributions from net realized gain	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(1.28) I	(.87)	(.41) H	(1.19)	(2.31)
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Total Return A	1.76%	32.95%	68.20%	(44.26)%	(6.02)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.26%	1.24%	1.35%	1.71%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049
Portfolio turnover rate D	11%	8%	26%	16%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share.

I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Income from Investment Operations
Net investment income (loss) B	.48	.44	.37	.52	.57
Net realized and unrealized gain (loss)	.10	9.72	12.39	(15.74)	(2.74)
Total from investment operations	.58	10.16	12.76	(15.22)	(2.17)
Distributions from net investment income	(.46)	(.37)	(.36)	(.44)	(.47)
Distributions from net realized gain	(.84)	(.51)	(.06)	(.76)	(1.85)
Total distributions	(1.29) I	(.88)	(.41) H	(1.20)	(2.32)
Redemption fees added to paid in capital B	.01	- G	- G	- G	- G
Net asset value, end of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Total Return A	1.76%	33.02%	68.25%	(44.25)%	(6.01)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.29%	1.27%	1.38%	1.74%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331
Portfolio turnover rate D	11%	8%	26%	16%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share.

I Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	5.52
Total from investment operations	5.77
Distributions from net investment income	(.40)
Distributions from net realized gain	(.38)
Total distributions	(.78)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.66
Total Return B, C	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rate F	11% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Institutional ClassA	-7.86%	-2.84%	6.24%
Spartan International Index Fund - Fidelity Advantage Institutional ClassB	-7.87%	-2.83%	6.24%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Institutional Class on on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: International equities experienced turbulent swings during the 12-month period ending February 29, 2012, jostled by a number of headline events. Investors' heightened sensitivity to risk in the face of Europe's sovereign debt crisis and a slow U.S. economic recovery sparked a global sell-off that pushed many overseas markets to their lowest level in more than a year by early fall. In addition, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. Japan faced its own challenges, as the nation continued to struggle to rebound from its devastating earthquake, tsunami and nuclear disaster in March 2011. After several months of declines, the market staged two mini-rallies, as investors' anxiety began to ease in October and then again later in the period amid hope for a resolution to Europe's debt woes. Despite these gains, the MSCI® ACWI® (All Country World Index) ex USA Index fell 5.99% for the year. Within the index, emerging markets posted a nominal increase, held back partly by a stronger U.S. dollar. The U.K. saw a slight loss, faring better than the rest of Europe (-11%), which was the worst-performing index component. Japan and Canada also had double-digit losses, each falling around 10%, while Asia-Pacific ex Japan declined only about 1%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares each returned - 7.86%, modestly trailing the -7.35 return of the MSCI® EAFE® (Europe, Australasia, Far East) Index. Of the 10 sectors in the index, eight generated a negative return. Utilities was the worst performer, dropping 20%. Financials, by far the largest sector in the benchmark, also did poorly, declining 15%, led downward by diversified financials and banks. The information technology sector lost 13%, dragged down the most by hardware/equipment and semiconductor-related companies. The materials sector also did poorly. The only sectors to provide a positive return were consumer staples, whose roughly 9% gain was led by the food/beverage/tobacco industry. Health care stocks, with a 7% gain, also were solid performers. On a geographic basis, the three major regions of the index - Europe, Japan and Asia Pacific (excluding Japan) all lost ground. Given Europe's very large allocation in the index, the region's sovereign debt troubles had a disproportionate impact on performance. In part, a weakening euro relative to the dollar reduced returns for U.S. investors. Not surprisingly, the Greek stock market had the biggest decline in the index, dropping 63%. Italy and Spain, much larger economies facing their own debt challenges, lost about 24% and 20%, respectively. The three largest stock markets in the region - the U.K., France and Germany - returned roughly 0%, -15% and -8%, respectively. Meanwhile, Japan's market fell 10%, while the Asia Pacific region enjoyed the best overall performance in U.S. dollar terms, declining by just roughly 1%, boosted by New Zealand, Singapore and Hong Kong, which returned 18%, 5% and 2%, respectively. Looking at individual stocks, Japanese utility Tokyo Electric Power, whose Fukushima nuclear plant melted down following the tsunami, was the biggest individual detractor and the third-worst-performing stock in the index. Its shares fell about 90% during the 12-month period. Many other detractors were European financials companies, including HSBC Holdings (U.K.), Banco Santander (Spain), BNP Paribas and Societe Generale (France), UniCredit (Italy), and UBS (Switzerland). Other notable underperformers were Spanish telecommunication services company Telefonica, German conglomerate Siemens and Australian mining company BHP Billiton. On the positive side, stocks in defensive industries fared better amid the challenging conditions. For example, U.K. tobacco companies British American Tobacco and Imperial Tobacco Group, Swiss food products giant Nestle, U.K. spirits manufacturer Diageo and Belgian brewer Anheuser-Busch InBev all gained ground, as did pharmaceutical manufacturers GlaxoSmithKline and Roche Holdings, based in the U.K. and Switzerland, respectively. U.K. energy giant Royal Dutch Shell also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.3
BHP Billiton Ltd. (Australia, Metals & Mining)	1.2	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.0
	13.0
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	21.4
Industrials	12.6	12.9
Consumer Staples	10.9	10.7
Consumer Discretionary	10.4	9.9
Materials	10.3	10.6
Health Care	8.8	9.1
Energy	8.5	8.0
Telecommunication Services	5.5	5.4
Information Technology	4.6	4.8
Utilities	4.4	4.9
Geographic Diversification (% of fund's net assets)
As of February 29, 2012
United Kingdom	21.8%
Japan	21.4%
France	8.6%
Australia	8.6%
Germany	8.2%
Switzerland	8.1%
Sweden	3.2%
Spain	3.0%
Netherlands	2.6%
Other	14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2011
Japan	21.5%
United Kingdom	21.3%
France	8.9%
Australia	8.9%
Switzerland	8.5%
Germany	8.3%
Spain	3.3%
Sweden	2.9%
Hong Kong	2.6%
Other	13.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 8.4%
AGL Energy Ltd.	386,989	$ 5,788,808
Alumina Ltd.	2,052,568	2,980,633
Amcor Ltd.	985,211	7,500,736
AMP Ltd.	2,312,060	9,941,680
APA Group unit	430,000	2,263,947
Asciano Ltd. unit	795,299	4,221,356
ASX Ltd.	144,087	4,786,549
Australia & New Zealand Banking Group Ltd.	2,144,596	50,477,324
Bendigo & Adelaide Bank Ltd.	305,567	2,532,808
BHP Billiton Ltd.	2,613,123	101,154,070
Boral Ltd.	586,891	2,769,022
Brambles Ltd.	1,193,205	9,263,390
Caltex Australia Ltd.	121,896	1,798,557
Campbell Brothers Ltd.	52,700	3,354,446
CFS Retail Property Trust	1,546,561	2,951,912
Coca-Cola Amatil Ltd.	458,484	5,899,589
Cochlear Ltd.	45,259	2,966,714
Commonwealth Bank of Australia	1,282,899	67,998,508
Computershare Ltd.	375,455	3,116,127
Crown Ltd.	366,535	3,301,498
CSL Ltd.	426,251	14,982,720
DEXUS Property Group unit	3,892,117	3,735,298
Echo Entertainment Group Ltd.	552,223	2,546,240
Fortescue Metals Group Ltd.	1,016,789	6,072,987
Goodman Group unit	5,661,423	4,188,813
Harvey Norman Holdings Ltd. (d)	432,111	959,140
Iluka Resources Ltd.	337,442	6,042,712
Incitec Pivot Ltd.	1,333,966	4,663,142
Insurance Australia Group Ltd.	1,661,116	5,895,821
John Fairfax Holdings Ltd. (d)	1,718,456	1,474,160
Leighton Holdings Ltd.	131,578	3,604,877
Lend Lease Group unit	442,695	3,555,517
Lynas Corp. Ltd. (a)(d)	1,520,309	1,988,877
Macquarie Group Ltd.	285,263	8,188,609
Metcash Ltd.	658,872	2,995,596
Mirvac Group unit	2,840,491	3,655,030
National Australia Bank Ltd.	1,778,647	45,144,446
Newcrest Mining Ltd.	623,849	22,403,245
Orica Ltd.	291,857	8,512,465
Origin Energy Ltd.	856,810	12,504,288
OZ Minerals Ltd.	265,406	3,116,314
Qantas Airways Ltd. (a)	867,378	1,609,055
QBE Insurance Group Ltd.	876,505	10,949,559
QR National Ltd.	1,399,535	5,867,821
Ramsay Health Care Ltd.	107,298	2,111,271
Rio Tinto Ltd.	360,030	26,039,758
Santos Ltd.	757,894	11,718,986
Sims Metal Management Ltd.	145,921	2,394,977
Sonic Healthcare Ltd.	296,784	3,831,627
SP AusNet unit	1,228,372	1,310,597
Stockland Corp. Ltd. unit	1,925,631	6,545,588

	Shares	Value
Suncorp-Metway Ltd.	1,033,217	$ 9,062,774
Sydney Airport unit	350,832	985,637
Tabcorp Holdings Ltd.	594,708	1,740,936
Tattersall's Ltd.	1,122,224	2,863,999
Telstra Corp. Ltd.	3,513,293	12,432,103
The GPT Group unit	1,409,597	4,715,914
Toll Holdings Ltd.	533,557	3,243,995
Transurban Group unit	1,072,984	6,443,140
Wesfarmers Ltd.	820,358	25,598,394
Westfield Group unit	1,783,515	16,810,551
Westfield Retail Trust unit	2,332,217	6,277,099
Westpac Banking Corp.	2,468,258	55,316,303
Woodside Petroleum Ltd.	525,182	20,971,805
Woolworths Ltd.	998,190	27,090,790
WorleyParsons Ltd.	155,118	4,885,201
TOTAL AUSTRALIA		732,115,851
Austria - 0.2%
Erste Bank AG	157,204	3,944,561
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	804,922	2,816,977
OMV AG	133,721	4,975,537
Osterreichische Elektrizitatswirtschafts AG	56,769	1,591,206
Raiffeisen International Bank-Holding AG (d)	36,806	1,332,961
Telekom Austria AG	266,314	3,099,744
Vienna Insurance Group AG Wien	27,914	1,232,378
Voestalpine AG	89,891	3,186,023
TOTAL AUSTRIA		22,179,391
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,185,168	5,071,633
Bailiwick of Jersey - 0.8%
Experian PLC	816,086	12,274,761
Glencore International PLC (d)	1,109,592	7,625,400
Petrofac Ltd.	208,212	5,269,768
Randgold Resources Ltd.	74,284	8,507,192
Shire PLC	453,238	15,806,378
Wolseley PLC	230,059	8,915,221
WPP PLC	1,012,710	12,944,538
TOTAL BAILIWICK OF JERSEY		71,343,258
Belgium - 1.0%
Ageas	1,767,040	3,752,357
Anheuser-Busch InBev SA NV	659,126	44,277,563
Bekaert SA (d)	30,019	1,003,582
Belgacom SA	128,721	4,097,565
Colruyt NV	64,087	2,511,783
Delhaize Group SA	85,226	4,684,013
Groupe Bruxelles Lambert SA	65,629	4,929,357
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	13
KBC Groupe SA	134,595	3,179,121
Common Stocks - continued
	Shares	Value
Belgium - continued
Mobistar SA	25,921	$ 1,241,596
Solvay SA Class A	47,640	5,861,721
UCB SA	83,158	3,357,835
Umicore SA	94,933	4,938,643
TOTAL BELGIUM		83,835,149
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,272,034
First Pacific Co. Ltd.	1,620,000	1,819,239
Kerry Properties Ltd.	563,181	2,672,098
Li & Fung Ltd.	4,663,246	10,702,000
Noble Group Ltd.	3,071,890	3,487,853
NWS Holdings Ltd.	1,012,869	1,679,387
Orient Overseas International Ltd.	202,400	1,392,200
Seadrill Ltd. (d)	266,092	11,028,561
Shangri-La Asia Ltd.	1,103,380	2,759,837
Yue Yuen Industrial (Holdings) Ltd.	579,000	1,993,180
TOTAL BERMUDA		39,806,389
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	2,366,478
Foxconn International Holdings Ltd. (a)	1,765,000	1,240,217
Lifestyle International Holdings Ltd.	462,500	1,267,148
Sands China Ltd.	1,942,000	7,298,681
Wynn Macau Ltd.	1,242,800	3,276,809
TOTAL CAYMAN ISLANDS		15,449,333
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	466	3,583,780
Series B	1,049	8,458,313
Carlsberg A/S Series B	86,507	6,809,390
Coloplast A/S Series B	18,560	3,052,927
Danske Bank A/S (a)	523,206	9,421,814
DSV de Sammensluttede Vognmaend A/S	170,913	3,981,202
Novo Nordisk A/S Series B	344,786	48,327,013
Novozymes A/S Series B	185,268	5,510,668
TDC A/S	395,803	3,136,836
Tryg A/S	21,257	1,138,856
Vestas Wind Systems A/S (a)(d)	170,541	1,754,028
William Demant Holding A/S (a)(d)	19,685	1,827,094
TOTAL DENMARK		97,001,921
Finland - 0.8%
Elisa Corp. (A Shares)	115,880	2,638,275
Fortum Corp.	356,751	8,863,668
Kesko Oyj	53,126	1,785,640
Kone Oyj (B Shares) (d)	123,476	7,334,820
Metso Corp.	102,252	4,856,247
Neste Oil Oyj	95,349	1,174,336
Nokia Corp.	3,066,056	16,112,236

	Shares	Value
Nokian Tyres PLC	89,422	$ 3,968,153
Orion Oyj (B Shares) (d)	76,922	1,657,029
Pohjola Bank PLC (A Shares)	107,193	1,238,812
Sampo OYJ (A Shares)	344,414	9,704,219
Sanoma-WSOY Oyj (d)	63,593	831,513
Stora Enso Oyj (R Shares)	458,791	3,444,120
UPM-Kymmene Corp.	425,003	5,860,056
Wartsila Corp.	134,351	4,624,905
TOTAL FINLAND		74,094,029
France - 8.4%
Accor SA	116,249	4,088,487
Aeroports de Paris	27,142	2,144,203
Air Liquide SA	8,815	1,145,328
Air Liquide SA (a)	72,885	9,469,909
Air Liquide SA	12,827	1,666,605
Alcatel-Lucent SA (a)(d)	1,905,603	4,747,177
Alstom SA	166,083	7,155,412
Arkema SA	45,926	4,208,140
Atos Origin SA	41,626	2,369,002
AXA SA	1,418,525	22,875,533
BIC SA	22,638	2,276,050
BNP Paribas SA	786,437	38,382,173
Bouygues SA	157,964	5,025,299
Bureau Veritas SA	42,688	3,526,444
Cap Gemini SA	122,051	5,377,061
Carrefour SA	468,161	11,737,735
Casino Guichard Perrachon SA	45,506	4,432,761
Christian Dior SA	43,741	6,785,747
CNP Assurances	125,357	1,806,946
Compagnie de St. Gobain	325,112	15,436,190
Compagnie Generale de Geophysique SA (a)	119,410	3,652,566
Credit Agricole SA	814,675	5,217,085
Danone	475,305	32,153,963
Dassault Systemes SA	49,167	4,081,977
Edenred	128,871	3,438,789
EDF SA	6,839	170,511
EDF SA	186,140	4,640,865
Eiffage SA	31,432	1,250,768
Essilor International SA	163,110	12,985,558
Eurazeo SA	26,097	1,235,946
Eutelsat Communications	107,656	4,014,307
Fonciere Des Regions (d)	21,563	1,563,281
France Telecom SA	1,498,025	22,839,340
GDF Suez	1,008,641	26,162,064
Gecina SA	18,921	1,816,889
Groupe Eurotunnel SA	436,310	3,785,114
ICADE	17,488	1,448,872
Iliad SA	16,487	2,186,514
Imerys	27,805	1,680,587
JC Decaux SA (a)	52,245	1,449,784
Klepierre SA	80,441	2,554,778
L'Oreal SA (a)	179,277	20,446,478
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	17,567	$ 2,003,510
Lafarge SA (a)	71,536	3,326,932
Lafarge SA (a)	71,270	3,314,561
Lafarge SA	16,709	777,087
Lafarge SA (Bearer)	5,424	252,255
Lagardere S.C.A. (Reg.)	93,992	2,814,859
Legrand SA	180,374	6,548,018
LVMH Moet Hennessy - Louis Vuitton SA	206,511	34,746,893
Michelin CGDE Series B	147,193	10,149,645
Natixis SA	757,338	2,737,215
Neopost SA	26,794	1,833,294
Pernod Ricard SA	160,355	16,590,112
Peugeot Citroen SA (d)	124,412	2,493,583
PPR SA	61,257	10,412,999
Publicis Groupe SA	115,735	6,331,491
Renault SA	158,268	8,378,966
Safran SA	134,341	4,501,967
Sanofi SA	930,372	68,817,089
Schneider Electric SA	398,365	27,071,102
SCOR SE	139,261	3,685,424
Societe Generale Series A	533,669	17,240,631
Sodexo SA	74,845	5,760,161
Suez Environnement SA	232,149	3,398,865
Technip SA	80,370	8,772,156
Television Francaise 1 SA	94,412	1,128,208
Thales SA	83,415	3,010,944
Total SA	1,727,090	96,607,118
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	74,181	14,329,470
Vallourec SA	91,718	6,457,568
Veolia Environnement	292,440	3,555,245
VINCI SA	370,184	19,275,124
Vivendi	1,009,357	21,676,006
Wendel SA	26,649	2,245,134
TOTAL FRANCE		733,675,874
Germany - 7.7%
adidas AG	170,489	13,395,859
Allianz AG	373,395	45,281,674
Axel Springer Verlag	35,579	1,697,098
BASF AG	747,765	65,647,770
Bayer AG	673,634	49,806,545
Bayerische Motoren Werke AG (BMW)	268,677	24,851,184
Beiersdorf AG	82,406	5,160,818
Brenntag AG	37,743	4,399,607
Celesio AG	70,608	1,307,489
Commerzbank AG (a)(d)	2,867,440	7,204,527
Continental AG	64,837	5,902,062
Daimler AG (Germany)	744,909	45,048,535
Deutsche Bank AG	757,553	35,348,047
Deutsche Boerse AG	157,925	10,470,995
Deutsche Lufthansa AG	178,059	2,471,730

	Shares	Value
Deutsche Post AG	681,678	$ 11,973,713
Deutsche Telekom AG	2,269,214	26,481,891
E.ON AG	1,467,337	33,749,387
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,999,213
Fresenius Medical Care AG & Co. KGaA	168,285	11,804,864
Fresenius SE	92,002	9,511,049
GEA Group AG	142,095	4,800,622
Hannover Rueckversicherungs AG	53,278	2,957,255
HeidelbergCement Finance AG	114,050	6,139,791
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	102,865	5,613,711
Hochtief AG	33,381	2,330,682
Infineon Technologies AG	896,593	9,067,003
K&S AG	139,524	6,965,623
Kabel Deutschland Holding AG (a)	74,560	4,476,750
Lanxess AG	67,950	5,078,340
Linde AG	137,122	22,797,706
MAN SE	50,735	5,846,463
Merck KGaA	52,117	5,388,483
Metro AG	104,409	4,133,864
Munich Re Group	147,838	21,556,154
RWE AG	396,257	18,053,960
Salzgitter AG	31,967	1,956,421
SAP AG	746,961	50,425,849
Siemens AG	667,473	66,519,200
Suedzucker AG (Bearer)	56,884	1,647,855
Thyssenkrupp AG	312,112	8,421,940
United Internet AG	89,235	1,722,555
Volkswagen AG	22,950	3,889,012
Wacker Chemie AG (d)	12,121	1,196,537
TOTAL GERMANY		674,499,833
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	144,036	2,705,575
Greek Organization of Football Prognostics SA	177,408	1,583,498
Hellenic Telecommunications Organization SA	172,803	547,895
National Bank of Greece SA (a)	819,089	2,524,812
TOTAL GREECE		7,361,780
Hong Kong - 2.5%
AIA Group Ltd.	6,816,800	25,839,522
Bank of East Asia Ltd.	1,255,534	5,058,655
BOC Hong Kong (Holdings) Ltd.	3,026,066	8,485,829
Cathay Pacific Airways Ltd.	899,327	1,785,644
Cheung Kong Holdings Ltd.	1,191,449	17,419,878
CLP Holdings Ltd.	1,570,157	13,867,247
Galaxy Entertainment Group Ltd. (a)	1,073,000	2,650,647
Hang Lung Group Ltd.	701,000	4,754,013
Hang Lung Properties Ltd.	1,981,423	7,497,939
Hang Seng Bank Ltd.	631,801	8,846,403
Henderson Land Development Co. Ltd.	855,319	5,370,487
Common Stocks - continued
	Shares	Value
Hong Kong - continued
HKT Trust / HKT Ltd. unit	67,369	$ 48,554
Hong Kong & China Gas Co. Ltd.	3,863,523	9,862,915
Hong Kong Exchanges and Clearing Ltd.	833,598	15,541,093
Hopewell Holdings Ltd.	460,500	1,404,163
Hutchison Whampoa Ltd.	1,723,158	17,129,161
Hysan Development Co. Ltd.	519,044	2,265,267
Link (REIT)	1,844,950	6,922,041
MTR Corp. Ltd.	1,148,451	4,086,751
New World Development Co. Ltd.	3,028,600	4,170,324
PCCW Ltd.	3,399,000	1,257,737
Power Assets Holdings Ltd.	1,136,176	8,510,956
Sino Land Ltd.	2,338,689	4,173,161
SJM Holdings Ltd.	1,369,000	2,866,461
Sun Hung Kai Properties Ltd.	1,170,685	18,021,917
Swire Pacific Ltd. (A Shares)	583,884	6,639,751
Wharf Holdings Ltd.	1,253,585	7,846,927
Wheelock and Co. Ltd.	719,000	2,470,488
Wing Hang Bank Ltd.	147,842	1,403,871
TOTAL HONG KONG		216,197,802
Ireland - 0.3%
CRH PLC	580,352	12,326,321
Elan Corp. PLC (a)	400,037	4,995,479
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,696	2,858,636
Kerry Group PLC Class A	114,196	4,868,221
Ryanair Holdings PLC (a)	262,563	1,431,166
TOTAL IRELAND		26,479,827
Isle of Man - 0.1%
Genting Singapore PLC (a)	4,863,859	6,280,840
Israel - 0.6%
Bank Hapoalim BM (Reg.)	834,048	2,701,075
Bank Leumi le-Israel BM	948,255	2,747,548
Bezeq Israeli Telecommunication Corp. Ltd.	1,399,043	2,311,642
Cellcom Israel Ltd.	4,000	53,400
Cellcom Israel Ltd. (Israel)	40,444	548,292
Delek Group Ltd.	3,490	630,628
Elbit Systems Ltd. (Israel)	19,780	725,291
Israel Chemicals Ltd.	355,747	3,771,336
Israel Corp. Ltd. (Class A)	1,890	1,134,220
Israel Discount Bank Ltd. (Class A) (a)	632,458	794,544
Mizrahi Tefahot Bank Ltd.	97,754	771,416
NICE Systems Ltd. (a)	48,532	1,652,522
Partner Communications Co. Ltd.	65,841	483,618
Teva Pharmaceutical Industries Ltd.	747,031	33,402,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	896,200
TOTAL ISRAEL		52,624,650
Italy - 2.2%
A2A SpA	945,335	951,458

	Shares	Value
Assicurazioni Generali SpA	949,546	$ 15,293,671
Atlantia SpA	252,906	4,235,102
Autogrill SpA	85,034	863,211
Banca Carige SpA (d)	483,085	741,388
Banca Monte dei Paschi di Siena SpA (d)	3,895,538	2,081,044
Banco Popolare Societa Cooperativa (d)	1,376,567	2,530,730
Enel Green Power SpA	1,403,128	2,762,747
Enel SpA	5,373,688	21,562,387
ENI SpA	1,980,868	45,555,270
EXOR SpA	50,843	1,278,123
Fiat Industrial SpA (a)	616,828	6,573,906
Fiat SpA (d)	616,656	3,566,993
Finmeccanica SpA (d)	349,144	1,766,562
Intesa Sanpaolo SpA	8,185,930	15,932,637
Intesa Sanpaolo SpA (Risparmio Shares)	778,148	1,245,015
Luxottica Group SpA	89,919	3,216,317
Mediaset SpA	546,805	1,620,081
Mediobanca SpA	409,666	2,668,752
Pirelli & C SpA	210,206	2,189,885
Prysmian SpA	159,461	2,753,144
Saipem SpA	213,492	10,799,201
Snam Rete Gas SpA	1,301,101	6,298,909
Telecom Italia SpA	7,536,734	8,657,297
Terna SpA	982,545	3,701,701
UniCredit SpA	3,275,150	17,042,483
Unione di Banche Italiane SCPA (d)	636,324	2,948,338
TOTAL ITALY		188,836,352
Japan - 20.9%
ABC-Mart, Inc.	22,100	778,305
Advantest Corp.	117,990	1,663,282
Aeon Co. Ltd.	491,300	6,236,812
Aeon Credit Service Co. Ltd.	69,400	1,002,222
Aeon Mall Co. Ltd.	64,300	1,437,150
Air Water, Inc.	117,000	1,521,238
Aisin Seiki Co. Ltd.	155,000	5,456,793
Ajinomoto Co., Inc.	532,866	6,279,422
Alfresa Holdings Corp.	33,700	1,481,979
All Nippon Airways Ltd.	612,000	1,874,507
Amada Co. Ltd.	303,000	2,128,212
Aozora Bank Ltd.	487,000	1,407,774
Asahi Glass Co. Ltd.	858,677	7,710,612
Asahi Group Holdings	312,603	6,836,929
Asahi Kasei Corp.	1,006,727	6,377,568
Asics Corp.	125,300	1,476,566
Astellas Pharma, Inc.	355,700	14,613,913
Bank of Kyoto Ltd.	262,000	2,307,547
Bank of Yokohama Ltd.	1,008,084	4,860,926
Benesse Holdings, Inc.	54,900	2,518,937
Bridgestone Corp.	528,179	12,708,262
Brother Industries Ltd.	196,000	2,533,932
Canon, Inc.	919,444	41,927,048
Casio Computer Co. Ltd. (d)	198,100	1,362,174
Central Japan Railway Co.	1,205	9,886,648
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	639,674	$ 4,044,436
Chiyoda Corp.	136,000	1,743,182
Chubu Electric Power Co., Inc.	550,564	10,097,681
Chugai Pharmaceutical Co. Ltd.	169,325	2,770,186
Chugoku Electric Power Co., Inc.(THE)	242,000	4,387,822
Citizen Holdings Co. Ltd.	222,566	1,374,354
Coca-Cola West Co. Ltd.	47,600	809,191
Cosmo Oil Co. Ltd.	473,000	1,378,941
Credit Saison Co. Ltd.	119,252	2,379,319
Dai Nippon Printing Co. Ltd.	464,242	4,779,760
Dai-ichi Mutual Life Insurance Co.	7,396	9,716,377
Daicel Chemical Industries Ltd.	240,000	1,564,672
Daido Steel Co. Ltd.	236,000	1,556,012
Daihatsu Motor Co. Ltd.	161,000	3,085,528
Daiichi Sankyo Kabushiki Kaisha	536,970	9,861,569
Daikin Industries Ltd.	189,394	5,614,608
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,470,415
Daito Trust Construction Co. Ltd.	58,863	5,184,318
Daiwa House Industry Co. Ltd.	382,184	4,931,558
Daiwa Securities Group, Inc.	1,331,985	5,521,606
DeNA Co. Ltd.	80,000	2,602,866
Denki Kagaku Kogyo KK	363,358	1,457,097
Denso Corp.	387,938	12,822,307
Dentsu, Inc.	146,200	4,540,931
East Japan Railway Co.	272,300	17,451,049
Eisai Co. Ltd.	201,878	8,169,982
Electric Power Development Co. Ltd.	97,280	2,485,400
FamilyMart Co. Ltd.	54,000	2,105,665
Fanuc Corp.	156,272	28,315,230
Fast Retailing Co. Ltd.	42,800	8,860,619
Fuji Electric Co. Ltd.	487,153	1,264,399
Fuji Heavy Industries Ltd.	487,000	3,678,185
Fujifilm Holdings Corp.	381,605	9,655,717
Fujitsu Ltd.	1,500,075	8,137,439
Fukuoka Financial Group, Inc.	626,300	2,727,231
Furukawa Electric Co. Ltd.	533,790	1,556,163
GREE, Inc. (d)	76,000	2,376,432
GS Yuasa Corp. (d)	301,000	1,621,723
Gunma Bank Ltd.	320,663	1,727,663
Hakuhodo DY Holdings, Inc.	17,940	1,093,458
Hamamatsu Photonics KK	53,700	1,912,974
Hino Motors Ltd.	228,000	1,621,059
Hirose Electric Co. Ltd.	27,198	2,793,570
Hiroshima Bank Ltd.	389,000	1,789,606
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,288,812
Hitachi Chemical Co. Ltd.	87,300	1,611,874
Hitachi Construction Machinery Co. Ltd. (d)	86,800	1,814,050
Hitachi High-Technologies Corp.	57,700	1,320,155
Hitachi Ltd.	3,691,271	21,656,777
Hitachi Metals Ltd.	143,000	1,787,170
Hokkaido Electric Power Co., Inc.	151,000	2,230,777

	Shares	Value
Hokuhoku Financial Group, Inc.	1,002,715	$ 1,936,481
Hokuriku Electric Power Co., Inc.	137,700	2,562,767
Honda Motor Co. Ltd.	1,327,660	50,989,356
Hoya Corp.	350,616	8,159,979
Ibiden Co. Ltd.	100,500	2,419,319
Idemitsu Kosan Co. Ltd.	17,400	1,793,616
INPEX Corp.	1,789	12,697,620
Isetan Mitsukoshi Holdings Ltd.	301,987	3,398,956
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,095,185	2,775,178
Isuzu Motors Ltd.	984,000	5,543,662
Itochu Corp.	1,215,486	13,830,181
ITOCHU Techno-Solutions Corp.	23,600	1,050,889
Iyo Bank Ltd.	194,000	1,758,755
J Front Retailing Co. Ltd.	376,800	1,900,338
Japan Petroleum Exploration Co. Ltd.	28,300	1,373,313
Japan Prime Realty Investment Corp.	519	1,373,871
Japan Real Estate Investment Corp.	426	3,762,446
Japan Retail Fund Investment Corp.	1,497	2,241,035
Japan Steel Works Ltd.	257,000	1,903,118
Japan Tobacco, Inc.	3,679	19,550,133
JFE Holdings, Inc.	380,875	8,203,606
JGC Corp.	165,117	4,779,142
Joyo Bank Ltd.	529,941	2,392,378
JS Group Corp.	211,859	4,430,289
JSR Corp.	141,716	2,975,696
JTEKT Corp.	185,700	2,096,963
Jupiter Telecommunications Co.	1,847	1,799,402
JX Holdings, Inc.	1,824,968	11,448,843
Kajima Corp.	690,317	2,131,368
Kamigumi Co. Ltd.	210,663	1,808,756
Kaneka Corp.	216,559	1,244,026
Kansai Electric Power Co., Inc.	607,136	10,052,341
Kansai Paint Co. Ltd.	167,000	1,577,662
Kao Corp.	422,750	10,811,210
Kawasaki Heavy Industries Ltd.	1,171,945	3,676,069
Kawasaki Kisen Kaisha Ltd. (d)	533,000	1,121,139
KDDI Corp.	2,353	14,935,089
Keihin Electric Express Railway Co. Ltd.	378,061	3,366,950
Keio Corp.	466,410	3,350,556
Keisei Electric Railway Co.	224,000	1,644,972
Keyence Corp.	33,420	8,764,554
Kikkoman Corp.	135,849	1,497,272
Kinden Corp.	102,000	806,766
Kintetsu Corp. (d)	1,317,100	5,022,462
Kirin Holdings Co. Ltd.	654,256	7,693,816
Kobe Steel Ltd.	2,026,000	3,513,943
Koito Manufacturing Co. Ltd.	79,000	1,353,675
Komatsu Ltd.	764,645	22,780,863
Konami Corp.	78,100	2,146,201
Konica Minolta Holdings, Inc.	394,500	3,328,950
Kubota Corp.	1,028,864	10,124,746
Kuraray Co. Ltd.	279,386	4,027,805
Common Stocks - continued
	Shares	Value
Japan - continued
Kurita Water Industries Ltd.	89,300	$ 2,294,701
Kyocera Corp.	123,402	10,914,083
Kyowa Hakko Kirin Co., Ltd.	210,689	2,249,561
Kyushu Electric Power Co., Inc.	328,270	4,825,422
Lawson, Inc.	50,516	2,970,250
Mabuchi Motor Co. Ltd.	20,821	968,121
Makita Corp.	91,700	3,812,609
Marubeni Corp.	1,342,244	9,592,765
Marui Group Co. Ltd.	181,649	1,479,201
Maruichi Steel Tube Ltd.	41,800	931,688
Mazda Motor Corp. (a)(d)	1,363,000	2,246,657
McDonald's Holdings Co. (Japan) Ltd.	48,900	1,274,606
Medipal Holdings Corp.	118,000	1,418,119
Meiji Holdings Co. Ltd.	54,229	2,298,037
Miraca Holdings, Inc.	44,500	1,699,643
Mitsubishi Chemical Holdings Corp.	1,097,275	6,316,806
Mitsubishi Corp.	1,129,702	27,667,591
Mitsubishi Electric Corp.	1,547,106	13,873,428
Mitsubishi Estate Co. Ltd.	1,017,723	18,402,766
Mitsubishi Gas Chemical Co., Inc.	312,867	1,985,846
Mitsubishi Heavy Industries Ltd.	2,441,256	11,441,277
Mitsubishi Logistics Corp.	99,000	1,160,551
Mitsubishi Materials Corp.	936,937	3,019,589
Mitsubishi Motors Corp. of Japan (a)(d)	3,161,000	3,771,659
Mitsubishi Tanabe Pharma Corp.	172,500	2,355,311
Mitsubishi UFJ Financial Group, Inc.	10,363,630	53,557,142
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,720	2,036,883
Mitsui & Co. Ltd.	1,415,423	24,357,917
Mitsui Chemicals, Inc.	650,683	2,225,105
Mitsui Fudosan Co. Ltd.	684,677	12,986,924
Mitsui OSK Lines Ltd. (d)	939,285	4,274,992
Mizuho Financial Group, Inc.	18,453,700	31,016,132
MS&AD Insurance Group Holdings, Inc.	453,484	9,722,894
Murata Manufacturing Co. Ltd.	163,454	9,741,493
Nabtesco Corp.	82,300	1,917,414
Namco Bandai Holdings, Inc.	159,150	2,221,973
NEC Corp. (a)	2,115,951	4,138,461
NGK Insulators Ltd.	209,309	2,875,923
NGK Spark Plug Co. Ltd.	135,000	1,820,038
NHK Spring Co. Ltd.	119,900	1,235,946
Nidec Corp.	89,842	8,487,442
Nikon Corp.	275,638	7,462,689
Nintendo Co. Ltd.	80,096	11,823,015
Nippon Building Fund, Inc.	491	4,704,951
Nippon Electric Glass Co. Ltd.	328,000	3,066,363
Nippon Express Co. Ltd.	687,546	2,697,917
Nippon Meat Packers, Inc.	139,740	1,796,277
Nippon Paper Group, Inc. (d)	76,700	1,644,481
Nippon Sheet Glass Co. Ltd. (d)	700,000	1,171,044
Nippon Steel Corp. (d)	4,089,661	11,771,704
Nippon Telegraph & Telephone Corp.	383,600	18,055,856
Nippon Yusen KK	1,256,578	3,740,598

	Shares	Value
Nishi-Nippon City Bank Ltd.	502,000	$ 1,426,435
Nissan Motor Co. Ltd.	2,045,348	20,932,771
Nisshin Seifun Group, Inc.	152,090	1,818,457
Nisshin Steel Co. Ltd.	565,000	973,000
Nissin Food Holdings Co. Ltd.	45,823	1,719,173
Nitori Holdings Co. Ltd.	29,300	2,476,056
Nitto Denko Corp.	133,194	5,472,267
NKSJ Holdings, Inc.	312,903	7,336,160
NOK Corp.	83,600	1,670,046
Nomura Holdings, Inc.	2,887,547	13,419,371
Nomura Real Estate Holdings, Inc.	73,400	1,271,262
Nomura Real Estate Office Fund, Inc. (a)	213	1,232,751
Nomura Research Institute Ltd.	84,700	2,013,963
NSK Ltd.	357,576	2,823,837
NTN Corp.	398,611	1,735,756
NTT Data Corp.	1,028	3,463,549
NTT DoCoMo, Inc.	12,169	20,755,758
NTT Urban Development Co.	844	676,903
Obayashi Corp.	548,704	2,477,082
Odakyu Electric Railway Co. Ltd.	491,000	4,686,832
Oji Paper Co. Ltd.	700,352	3,480,438
Olympus Corp.	179,929	3,007,854
Omron Corp.	162,960	3,608,193
Ono Pharmaceutical Co. Ltd.	66,500	3,631,958
Oracle Corp. Japan	29,300	1,055,658
Oriental Land Co. Ltd.	39,256	4,065,878
ORIX Corp.	85,388	8,224,221
Osaka Gas Co. Ltd.	1,538,525	5,904,666
Otsuka Corp.	13,500	999,693
Otsuka Holdings Co. Ltd.	201,600	5,661,514
Panasonic Corp.	1,769,873	16,679,206
Rakuten, Inc.	5,876	5,840,222
Resona Holdings, Inc.	1,529,800	7,320,158
Ricoh Co. Ltd.	538,770	4,950,627
Rinnai Corp.	27,200	1,974,045
ROHM Co. Ltd.	76,344	3,840,912
Sankyo Co. Ltd. (Gunma)	43,100	2,072,957
Sanrio Co. Ltd. (d)	36,000	1,472,415
Santen Pharmaceutical Co. Ltd.	58,500	2,313,519
SBI Holdings, Inc. Japan	20,126	1,943,405
Secom Co. Ltd.	172,067	8,159,399
Sega Sammy Holdings, Inc.	176,500	3,345,673
Seiko Epson Corp.	106,600	1,442,401
Sekisui Chemical Co. Ltd.	350,293	3,007,621
Sekisui House Ltd.	464,467	4,399,282
Seven & i Holdings Co., Ltd.	617,800	17,068,440
Seven Bank Ltd.	488,000	1,068,504
Sharp Corp.	800,675	5,633,632
Shikoku Electric Power Co., Inc.	149,300	4,110,135
Shimadzu Corp.	210,000	1,818,562
Shimamura Co. Ltd.	18,300	2,001,193
SHIMANO, Inc.	58,600	3,395,117
SHIMIZU Corp.	472,416	1,911,863
Shin-Etsu Chemical Co., Ltd.	337,962	18,104,737
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd.	1,073,000	$ 1,385,879
Shionogi & Co. Ltd.	235,891	3,264,375
Shiseido Co. Ltd.	290,350	5,039,472
Shizuoka Bank Ltd.	472,274	4,798,553
Showa Denko KK	1,227,336	2,777,906
Showa Shell Sekiyu KK	150,800	1,016,525
SMC Corp.	43,271	7,377,281
SOFTBANK CORP.	716,630	21,341,550
Sojitz Corp.	1,019,700	1,894,024
Sony Corp.	805,585	17,386,545
Sony Financial Holdings, Inc.	132,700	2,427,270
Square Enix Holdings Co. Ltd.	51,100	996,920
Stanley Electric Co. Ltd.	124,225	2,104,162
Sumco Corp. (a)(d)	92,300	992,314
Sumitomo Chemical Co. Ltd.	1,269,334	5,496,102
Sumitomo Corp.	907,842	13,456,543
Sumitomo Electric Industries Ltd.	620,606	8,069,138
Sumitomo Heavy Industries Ltd.	461,822	2,539,325
Sumitomo Metal Industries Ltd.	2,799,966	5,820,706
Sumitomo Metal Mining Co. Ltd.	422,065	6,256,084
Sumitomo Mitsui Financial Group, Inc.	1,097,200	37,237,408
Sumitomo Mitsui Trust Holdings, Inc.	2,517,722	8,733,595
Sumitomo Realty & Development Co. Ltd.	294,000	6,856,806
Sumitomo Rubber Industries Ltd.	136,500	1,717,689
Suzuken Co. Ltd.	59,860	1,763,512
Suzuki Motor Corp.	271,900	6,445,062
Sysmex Corp.	58,400	2,100,518
T&D Holdings, Inc.	463,500	5,410,684
Taisei Corp.	862,594	2,281,293
Taisho Pharmaceutical Holdings Co. Ltd. (a)	31,557	2,527,044
Taiyo Nippon Sanso Corp.	203,000	1,340,931
Takashimaya Co. Ltd.	239,000	1,831,564
Takeda Pharmaceutical Co. Ltd.	643,042	29,029,636
TDK Corp.	101,025	5,269,033
Teijin Ltd.	774,341	2,590,821
Terumo Corp.	135,712	6,535,611
The Chugoku Bank Ltd.	143,000	1,903,266
The Hachijuni Bank Ltd.	362,000	2,124,042
The Suruga Bank Ltd.	176,000	1,630,211
THK Co. Ltd.	100,900	2,136,034
Tobu Railway Co. Ltd.	829,297	4,315,058
Toho Co. Ltd.	87,654	1,549,404
Toho Gas Co. Ltd.	344,000	2,005,732
Tohoku Electric Power Co., Inc.	359,590	4,228,649
Tokio Marine Holdings, Inc.	590,800	16,315,223
Tokyo Electric Power Co. (a)	1,168,418	3,233,828
Tokyo Electron Ltd.	138,718	7,695,654
Tokyo Gas Co. Ltd.	2,013,395	9,188,383
Tokyu Corp.	922,954	4,439,080
Tokyu Land Corp.	342,000	1,644,898
TonenGeneral Sekiyu KK	234,856	2,172,480

	Shares	Value
Toppan Printing Co. Ltd.	440,013	$ 3,458,618
Toray Industries, Inc.	1,180,883	8,395,970
Toshiba Corp.	3,242,880	14,200,939
Tosoh Corp.	421,816	1,240,101
Toto Ltd.	243,185	1,839,705
Toyo Seikan Kaisha Ltd.	124,100	1,818,108
Toyo Suisan Kaisha Ltd.	71,000	1,822,708
Toyoda Gosei Co. Ltd.	56,800	1,064,105
Toyota Boshoku Corp.	55,500	695,670
Toyota Industries Corp.	147,886	4,609,670
Toyota Motor Corp.	2,245,351	93,332,507
Toyota Tsusho Corp.	174,800	3,506,966
Trend Micro, Inc.	85,800	2,505,556
Tsumura & Co.	52,800	1,521,747
Ube Industries Ltd.	844,605	2,441,505
Unicharm Corp.	94,380	4,881,824
Ushio, Inc.	80,600	1,194,698
USS Co. Ltd.	17,940	1,756,595
West Japan Railway Co.	136,100	5,549,806
Yahoo! Japan Corp.	11,652	3,683,577
Yakult Honsha Co. Ltd.	78,166	2,415,315
Yamada Denki Co. Ltd.	67,285	4,361,793
Yamaguchi Financial Group, Inc.	163,000	1,487,742
Yamaha Corp.	125,043	1,195,134
Yamaha Motor Co. Ltd.	230,200	3,301,719
Yamato Holdings Co. Ltd.	323,232	5,097,281
Yamato Kogyo Co. Ltd.	39,700	1,249,186
Yamazaki Baking Co. Ltd.	95,000	1,278,430
Yaskawa Electric Corp.	174,000	1,669,475
Yokogawa Electric Corp. (a)	190,400	1,810,434
TOTAL JAPAN		1,823,563,291
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	698,012	14,710,706
Millicom International Cellular SA (depositary receipt)	60,657	6,797,163
SES SA FDR (France) unit	247,161	5,961,395
Subsea 7 SA (a)	247,387	5,943,112
Tenaris SA	396,241	7,706,935
TOTAL LUXEMBOURG		41,119,311
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	77
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,598,680	3,267,930
Netherlands - 2.6%
AEGON NV (a)	1,419,004	7,425,756
Akzo Nobel NV	188,640	10,699,362
ASML Holding NV (Netherlands)	350,089	15,916,959
Corio NV	50,371	2,420,450
Delta Lloyd NV	83,533	1,549,611
European Aeronautic Defence and Space Co. EADS NV	331,301	12,033,658
Common Stocks - continued
	Shares	Value
Netherlands - continued
Fugro NV (Certificaten Van Aandelen) unit	56,893	$ 4,177,702
Heineken Holding NV (A Shares)	93,571	4,175,952
Heineken NV (Bearer)	211,837	11,183,953
ING Groep NV (Certificaten Van Aandelen) (a)	3,107,277	27,381,240
Koninklijke Ahold NV	955,812	13,217,194
Koninklijke Boskalis Westminster NV	59,403	2,275,179
Koninklijke KPN NV	1,207,062	13,081,471
Koninklijke Philips Electronics NV	814,756	17,081,562
QIAGEN NV (a)	191,319	2,932,339
Randstad Holding NV	96,168	3,638,466
Reed Elsevier NV	557,435	6,878,842
Royal DSM NV	124,929	6,948,470
SBM Offshore NV	141,961	2,575,820
STMicroelectronics NV	519,313	3,848,401
TNT Express NV (d)	295,665	3,683,218
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,344,017	44,685,569
Vopak NV	60,474	3,375,609
Wolters Kluwer NV (Certificaten Van Aandelen)	245,818	4,576,515
TOTAL NETHERLANDS		225,763,298
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,497,200
Contact Energy Ltd.	253,005	1,018,732
Fletcher Building Ltd.	568,086	3,097,245
Sky City Entertainment Group Ltd.	557,243	1,746,692
Telecom Corp. of New Zealand Ltd.	1,520,309	2,711,497
TOTAL NEW ZEALAND		10,071,366
Norway - 0.8%
Aker Solutions ASA	130,953	2,271,037
DnB NOR ASA	843,002	10,819,608
Gjensidige Forsikring ASA	168,569	2,017,274
Norsk Hydro ASA	728,329	4,377,517
Orkla ASA (A Shares)	618,294	5,140,699
StatoilHydro ASA	908,754	25,915,001
Telenor ASA	592,436	10,947,193
Yara International ASA	151,029	7,405,091
TOTAL NORWAY		68,893,420
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (d)	592,720	1,309,982
Cimpor-Cimentos de Portugal SGPS SA	163,860	1,110,900
Energias de Portugal SA	1,481,927	4,323,549
Galp Energia SGPS SA Class B	181,449	3,164,198
Jeronimo Martins SGPS SA (a)	174,636	3,224,530
Portugal Telecom SGPS SA (Reg.) (d)	520,490	2,683,942
TOTAL PORTUGAL		15,817,101
Singapore - 1.6%
Ascendas Real Estate Investment Trust	1,480,183	2,438,074

	Shares	Value
CapitaLand Ltd.	2,041,437	$ 5,027,486
CapitaMall Trust	1,736,200	2,498,829
CapitaMalls Asia Ltd.	1,109,000	1,365,578
City Developments Ltd.	401,000	3,568,648
ComfortDelgro Corp. Ltd.	1,529,784	1,871,482
Cosco Corp. Singapore Ltd.	929,000	895,091
DBS Group Holdings Ltd.	1,405,911	15,962,848
Fraser & Neave Ltd.	733,150	3,921,779
Global Logistic Properties Ltd. (a)	1,517,000	2,644,273
Hutchison Port Holdings Trust	4,131,000	3,284,145
Jardine Cycle & Carriage Ltd.	90,267	3,449,294
Keppel Corp. Ltd.	1,133,400	10,014,049
Keppel Land Ltd.	596,000	1,629,809
Neptune Orient Lines Ltd.	1,052,750	1,127,961
Olam International Ltd.	1,164,700	2,216,436
Oversea-Chinese Banking Corp. Ltd.	2,107,793	15,134,515
SembCorp Industries Ltd.	839,130	3,549,352
SembCorp Marine Ltd.	695,800	2,976,476
Singapore Airlines Ltd.	427,425	3,766,220
Singapore Exchange Ltd.	687,000	3,960,557
Singapore Press Holdings Ltd.	1,216,021	3,685,059
Singapore Technologies Engineering Ltd.	1,225,161	3,115,190
Singapore Telecommunications Ltd.	6,394,827	16,208,853
StarHub Ltd.	501,000	1,177,740
United Overseas Bank Ltd.	1,029,829	14,863,002
UOL Group Ltd.	382,984	1,436,209
Wilmar International Ltd.	1,527,000	6,239,132
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,830,152
TOTAL SINGAPORE		139,858,239
Spain - 3.0%
Abertis Infraestructuras SA	309,894	5,294,683
Acerinox SA	79,322	1,132,284
Actividades de Construccion y Servicios SA (ACS) (d)	112,095	3,335,352
Amadeus IT Holding SA Class A	253,876	4,836,455
Banco Bilbao Vizcaya Argentaria SA	3,867,624	34,621,855
Banco de Sabadell SA (d)	1,090,129	3,529,016
Banco Popular Espanol SA (d)	840,855	3,451,296
Banco Santander SA (Spain)	6,984,813	57,813,609
Bankia SA (d)	698,556	2,825,351
Bankinter SA (d)	172,053	1,063,530
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	4,198,139
Criteria CaixaCorp SA	577,854	2,725,922
Distribuidora Internacional de Alimentacion SA (a)	495,484	2,422,507
EDP Renovaveis SA (a)	164,836	858,615
Enagas SA	138,798	2,846,639
Fomento Construcciones y Contratas SA (FOCSA) (d)	43,595	1,104,629
Gas Natural SDG SA	278,508	4,712,060
Grifols SA (a)(d)	113,065	2,349,753
Grupo Acciona SA	20,633	1,623,124
Common Stocks - continued
	Shares	Value
Spain - continued
Iberdrola SA	3,115,087	$ 18,433,940
Inditex SA	174,589	16,120,637
Indra Sistemas (d)	87,446	1,111,834
International Consolidated Airlines Group SA CDI (a)	781,207	2,040,586
MAPFRE SA (Reg.)	647,428	2,226,122
Red Electrica Corporacion SA	88,836	4,484,772
Repsol YPF SA	648,692	16,912,149
Telefonica SA	3,316,711	56,443,072
Zardoya Otis SA	118,140	1,592,747
TOTAL SPAIN		260,110,678
Sweden - 3.1%
Alfa Laval AB	271,007	5,565,902
ASSA ABLOY AB (B Shares)	250,701	7,615,312
Atlas Copco AB:
(A Shares)	539,550	14,073,693
(B Shares)	313,958	7,278,343
Boliden AB	233,547	4,090,659
Electrolux AB (B Shares)	222,944	4,895,499
Getinge AB (B Shares)	162,614	4,647,132
H&M Hennes & Mauritz AB (B Shares)	821,192	29,511,558
Hexagon AB (B Shares)	205,827	4,137,039
Holmen AB (B Shares)	42,486	1,234,056
Husqvarna AB (B Shares)	388,141	2,335,750
Industrivarden AB Series C	92,632	1,396,399
Investment AB Kinnevik	168,184	3,832,848
Investor AB (B Shares)	369,877	8,233,712
Lundin Petroleum AB (a)	183,500	4,281,727
Modern Times Group MTG AB (B Shares)	39,453	1,929,408
Nordea Bank AB	2,135,498	20,589,957
Ratos AB (B Shares)	158,838	2,057,173
Sandvik AB	817,775	12,494,549
Scania AB (B Shares)	255,963	5,129,279
Securitas AB (B Shares)	258,383	2,483,457
Skandinaviska Enskilda Banken AB (A Shares)	1,136,870	8,506,273
Skanska AB (B Shares)	329,711	6,014,178
SKF AB (B Shares)	314,243	7,945,059
SSAB Svenskt Stal AB (A Shares) (d)	135,516	1,420,276
Svenska Cellulosa AB (SCA) (B Shares)	467,856	8,357,286
Svenska Handelsbanken AB (A Shares)	395,774	13,290,059
Swedbank AB (A Shares)	658,052	11,257,507
Swedish Match Co. AB	169,807	6,484,797
Tele2 AB (B Shares)	258,470	5,261,545
Telefonaktiebolaget LM Ericsson (B Shares)	2,431,137	24,354,670
TeliaSonera AB	1,820,331	13,281,686
Volvo AB (B Shares)	1,176,739	17,169,910
TOTAL SWEDEN		271,156,698
Switzerland - 8.1%
ABB Ltd. (Reg.)	1,782,115	36,475,268

	Shares	Value
Actelion Ltd.	93,651	$ 3,530,543
Adecco SA (Reg.)	109,330	5,478,583
Aryzta AG	75,307	3,737,052
Baloise Holdings AG	42,547	3,348,084
Barry Callebaut AG	1,450	1,419,872
Compagnie Financiere Richemont SA Series A	430,811	26,449,548
Credit Suisse Group	932,374	25,021,328
GAM Holding Ltd.	169,667	2,240,850
Geberit AG (Reg.)	33,390	7,166,598
Givaudan SA	7,026	6,635,408
Holcim Ltd. (Reg.)	201,801	13,158,995
Julius Baer Group Ltd.	172,991	6,777,775
Kuehne & Nagel International AG	47,305	6,226,819
Lindt & Spruengli AG	95	3,455,405
Lindt & Spruengli AG (participation certificate)	786	2,410,643
Lonza Group AG	42,250	2,195,151
Nestle SA	2,684,797	164,090,698
Novartis AG	1,892,178	103,124,070
Pargesa Holding SA	25,862	1,919,356
Partners Group Holding AG	11,200	2,085,765
Roche Holding AG (participation certificate)	569,823	99,190,012
Schindler Holding AG:
(participation certificate)	43,314	5,337,656
(Reg.)	19,170	2,330,570
SGS SA (Reg.)	4,533	8,491,860
Sika AG (Bearer)	1,692	3,683,952
Sonova Holding AG Class B	41,021	4,579,046
Straumann Holding AG	6,716	1,064,406
Sulzer AG (Reg.)	20,843	2,992,380
Swatch Group AG:
(Bearer)	24,722	11,207,962
(Reg.)	44,941	3,571,240
Swiss Life Holding AG	26,421	3,045,657
Swiss Re Ltd.	284,736	16,899,119
Swisscom AG	19,927	7,937,324
Syngenta AG (Switzerland)	77,162	25,184,687
Transocean Ltd. (Switzerland)	280,660	14,957,366
UBS AG (a)	2,943,476	41,217,735
Zurich Financial Services AG	119,808	30,163,862
TOTAL SWITZERLAND		708,802,645
United Kingdom - 21.2%
3I Group PLC	740,618	2,232,642
Admiral Group PLC	164,130	2,812,026
Aggreko PLC	219,169	7,715,714
AMEC PLC	269,611	4,743,603
Anglo American PLC (United Kingdom)	1,066,102	44,934,330
Antofagasta PLC	313,754	6,638,294
ARM Holdings PLC	1,089,167	9,818,018
Associated British Foods PLC	287,129	5,472,043
AstraZeneca PLC (United Kingdom)	1,093,364	48,922,382
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aviva PLC	2,363,412	$ 13,830,317
Babcock International Group PLC	280,438	3,359,289
BAE Systems PLC	2,702,510	13,443,451
Balfour Beatty PLC	535,142	2,365,774
Barclays PLC	9,423,555	36,488,559
BG Group PLC	2,738,044	66,097,450
BHP Billiton PLC	1,711,603	55,354,419
BP PLC	15,433,943	120,756,710
British American Tobacco PLC (United Kingdom)	1,602,114	80,806,284
British Land Co. PLC	686,503	5,136,095
British Sky Broadcasting Group PLC	926,846	9,878,658
BT Group PLC	6,281,623	21,385,072
Bunzl PLC	266,917	4,084,763
Burberry Group PLC	365,904	8,218,971
Capita Group PLC	488,952	5,965,917
Capital Shopping Centres Group PLC	425,008	2,249,394
Carnival PLC	148,860	4,368,122
Centrica PLC	4,224,627	20,430,432
Cobham PLC	884,912	2,638,064
Compass Group PLC	1,516,174	15,195,157
Diageo PLC	2,030,296	48,472,850
Essar Energy PLC (a)	254,067	423,974
Eurasian Natural Resources Corp. PLC	198,850	2,215,896
Fresnillo PLC	140,712	4,257,525
G4S PLC (United Kingdom)	1,125,347	5,177,264
GKN PLC	1,213,991	4,225,503
GlaxoSmithKline PLC	4,109,110	90,796,758
Hammerson PLC	572,593	3,568,832
HSBC Holdings PLC (United Kingdom)	14,617,782	129,498,954
ICAP PLC	444,246	2,719,407
Imperial Tobacco Group PLC	816,687	32,362,715
Inmarsat PLC	348,656	2,660,063
InterContinental Hotel Group PLC	232,965	5,292,818
International Power PLC	1,252,250	6,890,602
Intertek Group PLC	127,533	4,696,660
Invensys PLC	628,501	2,080,624
Investec PLC	414,182	2,635,523
ITV PLC	2,957,511	4,043,783
J Sainsbury PLC	969,434	4,600,310
Johnson Matthey PLC	170,429	6,257,414
Kazakhmys PLC	179,153	3,160,612
Kingfisher PLC	1,920,650	8,683,362
Land Securities Group PLC	628,100	6,744,475
Legal & General Group PLC	4,706,485	9,044,388
Lloyds Banking Group PLC (a)	33,257,510	18,512,990
London Stock Exchange Group PLC	119,225	1,710,761
Lonmin PLC	121,156	2,125,867
Man Group PLC	1,564,544	3,257,940
Marks & Spencer Group PLC	1,279,633	7,389,374
Meggitt PLC	600,800	3,693,028
National Grid PLC	2,905,078	29,585,304

	Shares	Value
Next PLC	141,023	$ 6,216,444
Old Mutual PLC	4,425,209	11,200,039
Pearson PLC	662,834	12,620,913
Prudential PLC	2,048,144	23,234,901
Reckitt Benckiser Group PLC	503,649	27,881,928
Reed Elsevier PLC	974,315	8,532,421
Rexam PLC	706,467	4,665,092
Rio Tinto PLC	1,129,448	64,068,870
Rolls-Royce Group PLC	1,508,127	19,528,906
Royal & Sun Alliance Insurance Group PLC	2,785,980	4,844,107
Royal Bank of Scotland Group PLC (a)	14,315,249	6,356,992
Royal Dutch Shell PLC:
Class A (Netherlands)	54,048	1,972,621
Class A (United Kingdom)	2,909,964	105,876,727
Class B	2,171,810	80,497,545
SABMiller PLC	772,802	31,318,288
Sage Group PLC	1,068,451	5,279,243
Schroders PLC	90,581	2,227,728
Scottish & Southern Energy PLC	760,073	15,597,701
Segro PLC	581,913	2,175,412
Serco Group PLC	383,152	3,382,826
Severn Trent PLC	193,432	4,846,458
Smith & Nephew PLC	721,053	7,080,164
Smiths Group PLC	311,943	5,399,080
Standard Chartered PLC (United Kingdom)	1,938,682	49,884,595
Standard Life PLC	1,861,931	6,886,557
Tate & Lyle PLC	355,571	3,945,355
Tesco PLC	6,467,380	32,521,342
The Weir Group PLC	169,523	5,679,402
TUI Travel PLC	417,156	1,313,951
Tullow Oil PLC	727,600	17,072,625
Unilever PLC	1,043,106	33,719,530
United Utilities Group PLC	560,070	5,448,216
Vedanta Resources PLC	98,910	2,265,783
Vodafone Group PLC	41,056,862	110,597,008
Whitbread PLC	139,577	3,768,003
WM Morrison Supermarkets PLC	1,793,168	8,272,458
Xstrata PLC	1,671,644	31,911,015
TOTAL UNITED KINGDOM		1,850,217,772
United States of America - 0.1%
Synthes, Inc.	54,883	9,498,981
TOTAL COMMON STOCKS (Cost $9,211,297,963)		8,474,994,719
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	140,354	18,236,120
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	$ 2,499,692
Henkel AG & Co. KGaA	144,810	9,423,941
Porsche Automobil Holding SE (Germany)	124,413	8,099,032
ProSiebenSat.1 Media AG	64,324	1,671,431
RWE AG (non-vtg.) (d)	33,986	1,428,463
Volkswagen AG	115,669	21,627,127
TOTAL GERMANY		44,749,686
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,892,596	4,607,285
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,337,942)		67,593,091
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 3/1/12 to 7/19/12 (e) (Cost $17,997,967)	$ 18,000,000	17,996,840
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	182,929,374	182,929,374
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	98,227,619	98,227,619
TOTAL MONEY MARKET FUNDS (Cost $281,156,993)		281,156,993
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $9,563,790,865)		8,841,741,643
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(122,141,676)
NET ASSETS - 100%		$ 8,719,599,967
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
91 CAC 40 Index Contracts (France)	March 2012	$ 4,183,654	$ 59,898
45 CME Nikkei 225 Index Contracts (Japan)	March 2012	2,699,889	10,413
17 DAX 100 Index Contracts (Germany)	March 2012	3,880,915	268,492
1,228 Euro Stoxx 50 Index Contracts	March 2012	41,062,134	1,015,731
518 FTSE 100 Index Contracts (United Kingdom)	March 2012	48,230,734	1,105,918
13 FTSE MIB Index Contracts (Italy)	March 2012	1,416,575	57,379
35 Hang Seng 100 Index Contracts (Hong Kong)	March 2012	4,884,865	61,896
10 IBEX 35 Index Contracts (Spain)	March 2012	1,125,642	(34,718)
75 MSCI Index Contracts (Singapore)	March 2012	4,170,231	38,996
30 NYSE E-mini MSCI EAFE Index Contracts	March 2012	2,341,050	(3,328)
392 OMX Stockholm 30 Index Contracts (Sweden)	March 2012	6,537,233	117,632
150 SFE SPI 200 Index Contracts (Australia)	March 2012	17,242,584	146,986
388 TOPIX Index Contracts (Japan)	March 2012	39,780,800	3,576,808
TOTAL EQUITY INDEX CONTRACTS		$ 177,556,306	$ 6,422,103

The face value of futures purchased as a percentage of net assets is 2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
16,300,000 AUD	March 2012	$ 17,445,848	$ 423,830
39,500,000 EUR	March 2012	52,625,006	(321,605)
30,800,000 GBP	March 2012	48,991,089	541,913
3,460,000,000 JPY	March 2012	42,563,882	(2,219,991)
44,200,000 SEK	March 2012	6,675,365	122,434
		$ 168,301,190	$ (1,453,419)
(Payable Amount $169,754,609)
The value of contracts to buy as a percentage of net assets is 2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,996,840.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201,482
Fidelity Securities Lending Cash Central Fund	2,325,423
Total	$ 2,526,905
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,850,217,772	$ 690,302,944	$ 1,159,914,828	$ -
Japan	1,823,563,291	1,407,550,185	416,013,106	-
France	751,911,994	551,693,459	200,218,535	-
Australia	732,115,851	726,740,241	5,375,610	-
Germany	719,249,519	555,151,559	164,097,960	-
Switzerland	708,802,645	477,779,557	231,023,088	-
Sweden	271,156,698	246,802,028	24,354,670	-
Spain	260,110,678	111,232,142	148,878,536	-
Netherlands	225,763,298	109,423,811	116,339,487	-
Ireland	26,479,827	7,726,857	18,752,966	4
Austria	22,179,391	22,179,387	-	4
Malta	77	-	-	77
Other	1,151,036,769	871,885,202	279,151,567	-
Government Obligations	17,996,840	-	17,996,840	-
Money Market Funds	281,156,993	281,156,993	-	-
Total Investments in Securities:	$ 8,841,741,643	$ 6,059,624,365	$ 2,782,117,193	$ 85
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,088,177	$ -	$ 1,088,177	$ -
Futures Contracts	6,460,149	6,460,149	-	-
Total Assets	$ 7,548,326	$ 6,460,149	$ 1,088,177	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Forward Foreign Currency Contracts	$ (2,541,596)	$ -	$ (2,541,596)	$ -
Futures Contracts	(38,046)	(38,046)	-	-
Total Liabilities	$ (2,579,642)	$ (38,046)	$ (2,541,596)	$ -
Total Derivative Instruments:	$ 4,968,684	$ 6,422,103	$ (1,453,419)	$ -
During the period, transfers from Level 1 to Level 2 were $303,000,786 and transfers from Level 2 to Level 1 were $2,007,476,084.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 85
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (3)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 6,460,149	$ (38,046)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,088,177	(2,541,596)
Total Value of Derivatives	$ 7,548,326	$ (2,579,642)
(a) Value is disclosed net on the Statement of Assets and Liabilities as Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $92,600,800) - See accompanying schedule: Unaffiliated issuers (cost $9,282,633,872)	$ 8,560,584,650
Fidelity Central Funds (cost $281,156,993)	281,156,993
Total Investments (cost $9,563,790,865)		$ 8,841,741,643
Cash		1
Foreign currency held at value (cost $6,578,643)		6,614,408
Receivable for investments sold		1,216,341
Receivable for closed foreign currency contracts		1,232,667
Receivable for fund shares sold		20,048,706
Dividends receivable		32,170,172
Distributions receivable from Fidelity Central Funds		133,392
Receivable from investment adviser for expense reductions		173,341
Other receivables		1,205
Total assets		8,903,331,876

Liabilities
Payable for investments purchased	$ 48,997,101
Unrealized depreciation on foreign currency contracts	1,453,419
Payable for fund shares redeemed	32,578,375
Accrued management fee	429,359
Payable for daily variation margin on futures contracts	1,286,325
Other affiliated payables	759,711
Collateral on securities loaned, at value	98,227,619
Total liabilities		183,731,909

Net Assets		$ 8,719,599,967
Net Assets consist of:
Paid in capital		$ 9,979,257,298
Undistributed net investment income		1,453,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(543,902,718)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(717,208,030)
Net Assets		$ 8,719,599,967

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($3,424,238,829 ÷ 103,567,780 shares)	$ 33.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,476,600,390 ÷ 105,140,920 shares)	$ 33.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($860,659,433 ÷ 26,025,248 shares)	$ 33.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($958,101,315 ÷ 28,972,580 shares)	$ 33.07

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 337,501,551
Interest		28,717
Income from Fidelity Central Funds (including $2,325,423 from security lending)		2,526,905
Income before foreign taxes withheld		340,057,173
Less foreign taxes withheld		(24,728,802)
Total income		315,328,371

Expenses
Management fee	$ 10,464,002
Transfer agent fees	5,823,919
Independent trustees' compensation	51,909
Miscellaneous	26,667
Total expenses before reductions	16,366,497
Expense reductions	(8,094,991)	8,271,506
Net investment income (loss)		307,056,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,154,672
Redemption in-kind with affiliated entities	105,326,578
Foreign currency transactions	9,153,957
Futures contracts	(17,685,134)
Total net realized gain (loss)		116,950,073
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,197,524,991)
Assets and liabilities in foreign currencies	(9,841,497)
Futures contracts	(1,385,997)
Total change in net unrealized appreciation (depreciation)		(1,208,752,485)
Net gain (loss)		(1,091,802,412)
Net increase (decrease) in net assets resulting from operations		$ (784,745,547)

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 307,056,865	$ 242,540,306
Net realized gain (loss)	116,950,073	(69,459,920)
Change in net unrealized appreciation (depreciation)	(1,208,752,485)	1,498,330,917
Net increase (decrease) in net assets resulting from operations	(784,745,547)	1,671,411,303
Distributions to shareholders from net investment income	(282,810,129)	(211,805,947)
Distributions to shareholders from net realized gain	(5,246,083)	(7,823,964)
Total distributions	(288,056,212)	(219,629,911)
Share transactions - net increase (decrease)	(204,144,449)	876,645,901
Redemption fees	929,822	663,525
Total increase (decrease) in net assets	(1,276,016,386)	2,329,090,818

Net Assets
Beginning of period	9,995,616,353	7,666,525,535
End of period (including undistributed net investment income of $1,453,417 and undistributed net investment income of $19,160,149, respectively)	$ 8,719,599,967	$ 9,995,616,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) B	1.19	.94	.82	1.30	1.39
Net realized and unrealized gain (loss)	(4.28)	5.45	10.93	(22.75)	(1.35)
Total from investment operations	(3.09)	6.39	11.75	(21.45)	.04
Distributions from net investment income	(1.12)	(.81)	(.74)	(.94)	(1.19)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)
Total distributions	(1.14)	(.84)	(.86)	(.94)	(1.55)
Redemption fees added to paid in capital B	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return A	(7.92)%	20.34%	56.36%	(50.03)%	(.15)%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.11%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.11%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.54%	2.84%	2.72%	3.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417
Portfolio turnover rate D	9%	1%	2%	4%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Income from Investment Operations
Net investment income (loss) B	1.20	.96	.83	1.31	1.41
Net realized and unrealized gain (loss)	(4.28)	5.44	10.93	(22.75)	(1.36)
Total from investment operations	(3.08)	6.40	11.76	(21.44)	.05
Distributions from net investment income	(1.12)	(.82)	(.75)	(.95)	(1.20)
Distributions from net realized gain	(.02)	(.03)	(.12)	-	(.36)
Total distributions	(1.14)	(.85)	(.87)	(.95)	(1.56)
Redemption fees added to paid in capital B	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Total Return A	(7.87)%	20.38%	56.40%	(50.02)%	(.12)%
Ratios to Average Net Assets C, E
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.57%	2.87%	2.75%	3.78%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431
Portfolio turnover rate D	9%	1%	2%	4%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended February 29,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.32
Net realized and unrealized gain (loss)	2.48 G
Total from investment operations	2.80
Distributions from net investment income	(1.02)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 33.07
Total Return B, C	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 860,659
Portfolio turnover rate F	9% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.32
Net realized and unrealized gain (loss)	2.48 G
Total from investment operations	2.80
Distributions from net investment income	(1.02)
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 33.07
Total Return B, C	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,101
Portfolio turnover rate F	9% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. In May 2011, the Board of Trustees of the Funds approved the creation of additional classes of shares. Spartan Extended Market Index Fund commenced sale of Fidelity Advantage Institutional Class shares on September 8, 2011. Spartan International Index Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on September 8, 2011. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,121,832,218	$ 1,751,238,775	$ (866,952,490)	$ 884,286,285
Spartan International Index	9,603,987,308	1,284,336,000	(2,046,581,665)	(762,245,665)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 10,311,507	$ 63,619,263	$ -	$ 890,867,176
Spartan International Index	-	-	(440,578,408)	(759,125,412)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
	2017	2018	2019	Total with expiration

Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward

Spartan International Index	$ (16,915,714)	$ (105,327,009)	$ (122,242,723)	$ (440,578,408)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total

Spartan Extended Market Index	$ 83,031,372	$ 114,363,034	$ 197,394,406
Spartan International Index	288,056,212	-	288,056,212
February 28, 2011
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 87,345,465	$ 24,478,627	$ 111,824,092
Spartan International Index	219,629,911	-	219,629,911

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and forward foreign currency contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to the change in U.S. dollar value of securities denominated in other currencies due to changes in exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ (7,401,865)	$ 1,985,687
Totals (a)(b)(c)	$ (7,401,865)	$ 1,985,687
Spartan International Index
Equity Risk
Futures Contracts	$ (17,685,134)	$ (1,385,997)
Foreign Exchange Risk
Forward Foreign Currency Contracts	9,153,957	(8,831,697)
Totals (a)(b)(c)	$ (8,531,177)	$ (10,217,694)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts (forward currency contracts) are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. Spartan International Index Fund used forward currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates.

Forward currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Realized gain or (loss) is recognized on settlement date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

The U.S. dollar value of any open forward currency contracts at period end is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Forward currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,217,727,026	663,406,663
Spartan International Index	785,983,071	916,539,830

Spartan International Index Fund delivered securities through unaffiliated in-kind redemptions totaled $488,239,685. Realized gain of $172,438,715 on securities delivered through unaffiliated in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective September 1, 2011, to reduce the management fee from an annual rate of .07% and .17% for Spartan Extended Market Index and Spartan International Index funds, respectively, to .06% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index	.10%	.07%	n/a	.07%
Spartan International Index	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

Spartan Extended Market Index	Received by FIIOC	Paid by Class
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Prior to September 1, 2011, for Spartan Extended Market Index and Spartan International Index, FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor and Fidelity Advantage Class, respectively. Under the expense contract, Investor Class paid transfer agent fees at an annual rate of .03% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Spartan Extended Market Index
Investor Class	$ 1,443,137.03
Fidelity Advantage Class	94,413.01
Fidelity Advantage Institutional Class	5.01
	$ 1,537,555
Spartan International Index
Investor Class	$ 4,320,015.08
Fidelity Advantage Class	1,416,743.05
Institutional Class	58,652.04
Fidelity Advantage Institutional Class	28,509.02
	$ 5,823,919

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 7,551,000.34%		$ 432

Redemptions In-Kind. During the period, 5,558,877 shares of Spartan International Index Fund held by affiliated entities were redeemed for cash and securities with a value of $206,623,465. The net realized gain (loss) of $105,326,578 on securities delivered through affiliated in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay

Annual Report

7. Committed Line of Credit - continued

commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 17,049
Spartan International Index	26,667

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2013. Prior to February 1, 2012, FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded .10% and .07 % of average net assets for Investor Class and Fidelity Advantage Class, respectively. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement from adviser	Effective Date
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 6	September 8, 2011
Spartan International Index
Investor Class	.10%*	5,314,164	-
Fidelity Advantage Class	.12%	2,695,683	February 1, 2012
Institutional Class	.07%	49,196	September 8, 2011
Fidelity Advantage Institutional Class	.06%	35,820	September 8, 2011

* Effective February 1, 2012, the expense limitation was discontinued.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Extended Market Index	$ 591
Spartan International Index	128

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2012 A	Year ended February 28, 2011
Spartan Extended Market Index
From net investment income
Investor Class	$ 44,200,763	$ 35,864,371
Fidelity Advantage Class	25,213,023	12,335,221
Fidelity Advantage Institutional Class	1,161	-
Total	$ 69,414,947	$ 48,199,592
From net realized gain
Investor Class	$ 88,449,322	$ 47,790,092
Fidelity Advantage Class	39,529,035	15,834,408
Fidelity Advantage Institutional Class	1,102	-
Total	$ 127,979,459	$ 63,624,500
Spartan International Index
From net investment income
Investor Class	$ 148,424,687	$ 150,910,702
Fidelity Advantage Class	91,917,749	60,895,245
Institutional Class	20,201,408	-
Fidelity Advantage Institutional Class	22,266,285	-
Total	$ 282,810,129	$ 211,805,947
From net realized gain
Investor Class	$ 3,579,535	$ 5,595,578
Fidelity Advantage Class	1,666,548	2,228,386
Total	$ 5,246,083	$ 7,823,964

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Spartan Extended Market Index
Investor Class
Shares sold	40,837,111	45,435,216	$ 1,555,171,539	$ 1,606,154,711
Reinvestment of distributions	3,525,601	2,250,162	129,930,899	82,020,497
Shares redeemed	(88,688,944)	(24,273,441)	(3,356,270,130)	(840,796,410)
Net increase (decrease)	(44,326,232)	23,411,937	$ (1,671,167,692)	$ 847,378,798
Fidelity Advantage Class
Shares sold	68,841,430	14,000,658	$ 2,626,867,824	$ 500,866,077
Reinvestment of distributions	1,645,712	688,240	59,386,217	25,096,206
Shares redeemed	(9,691,823)	(5,862,959)	(362,785,045)	(197,954,495)
Net increase (decrease)	60,795,319	8,825,939	$ 2,323,468,996	$ 328,007,788
Fidelity Advantage Institutional Class
Shares sold	2,884	-	$ 100,000	$ -
Reinvestment of distributions	66	-	2,263	-
Shares redeemed	-	-	-	-
Net increase (decrease)	2,950	-	$ 102,263	$ -
Spartan International Index
Investor Class
Shares sold	51,659,320	59,966,903	$ 1,725,521,597	$ 1,980,806,749
Reinvestment of distributions	4,931,710	4,401,698	146,703,273	152,236,260
Shares redeemed	(138,930,396) B	(51,367,429)	(4,508,596,328) B	(1,729,973,271)
Net increase (decrease)	(82,339,366)	13,001,172	$ (2,636,371,458)	$ 403,069,738

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Fidelity Advantage Class
Shares sold	50,383,664	25,911,385	$ 1,659,791,665	$ 881,763,381
Reinvestment of distributions	2,688,031	1,516,656	79,393,189	52,438,159
Shares redeemed	(30,064,805)	(13,921,933)	(976,577,403)	(460,625,377)
Net increase (decrease)	23,006,890	13,506,108	$ 762,607,451	$ 473,576,163
Institutional Class
Shares sold	26,471,830	-	$ 810,287,820	$ -
Reinvestment of distributions	700,632	-	20,199,209	-
Shares redeemed	(1,147,214)	-	(35,649,587)	-
Net increase (decrease)	26,025,248	-	$ 794,837,442	$ -
Fidelity Advantage Institutional Class
Shares sold	29,053,528	-	$ 879,203,212	$ -
Reinvestment of distributions	772,330	-	22,266,285	-
Shares redeemed	(853,278)	-	(26,687,381)	-
Net increase (decrease)	28,972,580	-	$ 874,782,116	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 30, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAIs) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Institutional Class	04/16/12	04/13/12	$0.12335	$0.000
Fidelity Advantage Institutional Class	04/16/12	04/13/12	$0.12653	$0.000
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	04/16/12	04/13/12	$0.07044	$0.382
Spartan International Index Fund
Institutional Class	04/16/12	04/13/12	$0.00000	$0.000
Fidelity Advantage Institutional Class	04/16/12	04/13/12	$0.00000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$125,144,109

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

December 2011
Spartan Total Market Index Fund
Institutional Class	98%
Fidelity Advantage Institutional Class	98%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December 2011
Spartan Total Market Index Fund
Institutional Class	100%
Fidelity Advantage Institutional Class	100%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	69%
Spartan International Index Fund
Institutional Class	98%
Fidelity Advantage Institutional Class	98%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Institutional Class	12/19/11	$0.567	$0.0824
Fidelity Advantage Institutional Class	12/19/11	$0.568	$0.0824

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIF-I-UANNPRO-0412
1.938970.100

Spartan® Total Market Index
Fund
Class F

Annual Report

(Fidelity Cover Art)

February 29, 2012

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Class F A	4.51%	1.99%	5.07%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year ending February 29, 2012, the fund's Class F shares returned 4.51%, in line with the 4.53% return of the benchmark Dow Jones U.S. Total Stock Market IndexSM. Several of the fund's leading contributors were technology stocks. Topping the list was Apple, the second-largest stock in the index, whose shares gained approximately 54% during the past 12 months. This consumer products and personal computer manufacturer enjoyed very strong sales, especially of its popular iPad® tablet computers and iPhone® mobile telephones. Computer-services company International Business Machines, the third-largest stock in the index, also added value, as its shares trended upward throughout most of the reporting period. Software giant Microsoft and semiconductor manufacturer Intel enjoyed good results, with Intel benefiting from strong product demand that spurred better-than-expected sales growth. Elsewhere, tobacco manufacturer Philip Morris International and restaurant giant McDonald's performed well among consumer staples stocks, while in health care, drugmakers Merck and Pfizer contributed. Telecommunication services provider AT&T and credit card processing company Visa also added to returns. Unsurprisingly, given the tremendous market volatility of the past year, many financials stocks topped the list of detractors. The biggest laggard was diversified financials company Bank of America, whose shares declined 44% during the 12-month period. Other diversified financials firms also saw double-digit drops in their stock price, including Citigroup, JPMorgan Chase, Goldman Sachs Group and Morgan Stanley, while insurance-focused conglomerate Berkshire Hathaway also lagged. Meanwhile, in the information technology sector, computer and peripherals company Hewlett-Packard had a difficult year. Among its challenges was the company's announcement in August of plans to exit the personal computer business - a decision it rescinded a few months later. Investors appeared to have little confidence in this strategy, causing the stock to lose 20% of its value in a single day - the biggest one-day decline for the company since October 1987. Other notable detractors included Schlumberger, an oil-field services company, and Corning, a leading maker of specialty glass and ceramics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012) for Investor Class, Fidelity Advantage Class and Class F and for the entire period (September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 29, 2012	Expenses Paid During Period
Investor Class	.100%
Actual		$ 1,000.00	$ 1,132.20	$ .53 B
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50 C
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,132.70	$ .37 B
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35 C
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,164.90	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .30 C
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,165.00	$ .23 B
HypotheticalA		$ 1,000.00	$ 1,023.69	$ .23 C
Class F	.050%
Actual		$ 1,000.00	$ 1,132.70	$ .27 B
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Investor Class, Fidelity Advantage Class and Class F and multiplied by 175/366 (to reflect the period September 8, 2011 to February 29, 2012) for Institutional Class and Fidelity Advantage Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.6
Exxon Mobil Corp.	2.7	2.6
Microsoft Corp.	1.6	1.5
IBM Corp.	1.5	1.5
Chevron Corp.	1.4	1.4
General Electric Co.	1.3	1.3
Procter & Gamble Co.	1.2	1.3
AT&T, Inc.	1.2	1.2
Johnson & Johnson	1.2	1.3
Pfizer, Inc.	1.1	1.1
	16.5
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	17.9
Financials	15.2	15.1
Consumer Discretionary	11.8	11.4
Health Care	11.3	11.7
Energy	11.1	11.3
Industrials	11.0	10.7
Consumer Staples	9.3	9.7
Materials	4.0	4.2
Utilities	3.4	3.7
Telecommunication Services	2.5	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	49,377	$ 562,404
Amerigon, Inc. (a)(d)	16,405	241,482
BorgWarner, Inc. (a)(d)	82,983	6,874,312
Cooper Tire & Rubber Co.	41,865	694,959
Dana Holding Corp.	106,956	1,711,296
Dorman Products, Inc. (a)	7,023	318,914
Drew Industries, Inc. (a)(d)	13,918	381,353
Exide Technologies (a)(d)	48,227	143,234
Federal-Mogul Corp. Class A (a)	43,356	746,157
Fuel Systems Solutions, Inc. (a)	11,625	301,088
Gentex Corp. (d)	109,863	2,598,260
Johnson Controls, Inc.	551,254	17,987,418
Lear Corp.	77,108	3,486,053
Modine Manufacturing Co. (a)	32,309	293,366
Motorcar Parts of America, Inc. (a)	7,628	62,931
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	6,557
Spartan Motors, Inc.	29,995	171,271
Standard Motor Products, Inc.	17,952	407,869
Stoneridge, Inc. (a)	17,302	167,310
Strattec Security Corp.	672	15,301
Superior Industries International, Inc. (d)	24,943	450,969
Tenneco, Inc. (a)(d)	43,438	1,672,363
The Goodyear Tire & Rubber Co. (a)	174,336	2,241,961
Tower International, Inc. (a)	4,070	51,852
TRW Automotive Holdings Corp. (a)(d)	77,357	3,538,309
UQM Technologies, Inc. (a)(d)	14,381	23,010
Visteon Corp. (a)	38,157	2,049,794
		47,199,793
Automobiles - 0.5%
Ford Motor Co.	3,061,154	37,897,087
General Motors Co. (a)(d)	502,574	13,076,975
Harley-Davidson, Inc.	177,195	8,253,743
Tesla Motors, Inc. (a)(d)	44,292	1,479,796
Thor Industries, Inc. (d)	34,954	1,138,452
Winnebago Industries, Inc. (a)(d)	22,867	203,974
		62,050,027
Distributors - 0.1%
Core-Mark Holding Co., Inc.	6,212	248,977
Genuine Parts Co.	141,853	8,891,346
LKQ Corp. (a)	107,839	3,435,751
Pool Corp. (d)	41,433	1,508,161
VOXX International Corp. (a)	18,073	231,154
Weyco Group, Inc.	1,992	46,493
		14,361,882
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	16,975	664,741
Apollo Group, Inc. Class A (non-vtg.) (a)	108,948	4,645,543
Archipelago Learning, Inc. (a)	7,369	67,353

	Shares	Value
Ascent Capital Group, Inc. (a)(d)	15,290	$ 752,880
Bridgepoint Education, Inc. (a)(d)	10,994	267,814
Capella Education Co. (a)(d)	13,090	507,892
Career Education Corp. (a)	44,821	386,357
Carriage Services, Inc.	4,102	24,571
Coinstar, Inc. (a)(d)	21,619	1,258,874
Collectors Universe, Inc.	4,772	72,773
Corinthian Colleges, Inc. (a)(d)	84,173	377,937
DeVry, Inc.	44,629	1,585,668
Education Management Corp. (a)	26,671	481,945
Grand Canyon Education, Inc. (a)	21,711	371,475
H&R Block, Inc.	266,520	4,344,276
Hillenbrand, Inc.	60,464	1,388,858
ITT Educational Services, Inc. (a)(d)	23,503	1,613,246
K12, Inc. (a)(d)	24,400	526,064
Learning Tree International, Inc. (a)	3,285	19,020
Lincoln Educational Services Corp.	15,671	132,577
Mac-Gray Corp.	7,087	98,793
Matthews International Corp. Class A	22,471	697,050
National American University Holdings, Inc.	5,378	37,162
Princeton Review, Inc. (a)	14,908	1,643
Regis Corp.	37,626	651,306
School Specialty, Inc. (a)(d)	13,358	42,746
Service Corp. International (d)	202,046	2,291,202
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,334,514
Steiner Leisure Ltd. (a)	10,649	532,876
Stewart Enterprises, Inc. Class A	55,722	346,591
Strayer Education, Inc. (d)	14,558	1,497,945
Universal Technical Institute, Inc.	29,419	382,153
Weight Watchers International, Inc.	25,755	2,008,375
		30,412,220
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	18,286	292,393
Ambassadors Group, Inc.	20,059	105,711
Ameristar Casinos, Inc.	18,903	375,036
Bally Technologies, Inc. (a)	38,305	1,644,817
Benihana, Inc.	2,149	22,328
Biglari Holdings, Inc. (a)	607	249,180
BJ's Restaurants, Inc. (a)(d)	21,746	1,079,689
Bluegreen Corp. (a)	11,189	35,133
Bob Evans Farms, Inc.	27,901	1,026,757
Boyd Gaming Corp. (a)(d)	49,786	398,786
Bravo Brio Restaurant Group, Inc. (a)	12,451	240,055
Brinker International, Inc.	62,217	1,716,567
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,194,859
Caesars Entertainment Corp.	1,145	12,961
Caribou Coffee Co., Inc. (a)(d)	18,083	299,816
Carnival Corp. unit	312,157	9,455,236
Carrols Restaurant Group, Inc. (a)	6,381	75,806
CEC Entertainment, Inc. (d)	20,553	784,302
Chipotle Mexican Grill, Inc. (a)(d)	25,363	9,897,150
Choice Hotels International, Inc. (d)	41,734	1,567,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Churchill Downs, Inc.	10,397	$ 542,723
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,035,518
Darden Restaurants, Inc. (d)	97,411	4,966,987
Denny's Corp. (a)(d)	71,197	295,468
DineEquity, Inc. (a)	12,829	684,812
Domino's Pizza, Inc. (a)(d)	54,176	2,083,609
Dover Downs Gaming & Entertainment, Inc.	1,508	3,619
Dover Motorsports, Inc. (a)	9,993	13,191
Dunkin' Brands Group, Inc. (a)	38,382	1,114,613
Einstein Noah Restaurant Group, Inc.	3,797	53,272
Empire Resorts, Inc. (a)	4,429	12,933
Famous Dave's of America, Inc. (a)	2,311	25,236
Gaylord Entertainment Co. (a)(d)	27,271	811,585
Great Wolf Resorts, Inc. (a)	11,425	46,271
Hyatt Hotels Corp. Class A (a)	51,855	2,147,316
International Game Technology	238,801	3,586,791
International Speedway Corp. Class A (d)	20,854	524,687
Interval Leisure Group, Inc. (a)	29,497	397,915
Isle of Capri Casinos, Inc. (a)(d)	20,657	131,172
Jack in the Box, Inc. (a)(d)	42,139	1,005,015
Jamba, Inc. (a)(d)	95,683	202,848
Kona Grill, Inc. (a)	4,029	21,676
Krispy Kreme Doughnuts, Inc. (a)(d)	47,141	385,613
Lakes Entertainment, Inc. (a)	2,872	5,629
Las Vegas Sands Corp.	300,298	16,699,572
Life Time Fitness, Inc. (a)(d)	28,392	1,404,552
Luby's, Inc. (a)(d)	14,614	72,485
Marcus Corp.	22,859	275,451
Marriott International, Inc. Class A (d)	237,684	8,385,492
Marriott Vacations Worldwide Corp.	23,385	582,988
McDonald's Corp.	826,668	82,071,599
MGM Mirage, Inc. (a)(d)	250,383	3,447,774
Monarch Casino & Resort, Inc. (a)	4,802	50,325
Morgans Hotel Group Co. (a)	27,678	141,988
MTR Gaming Group, Inc. (a)	5,748	20,635
Multimedia Games Holdng Co., Inc. (a)	20,726	212,027
O'Charleys, Inc. (a)(d)	10,158	100,666
Orient Express Hotels Ltd. Class A (a)(d)	63,690	629,894
P.F. Chang's China Bistro, Inc. (d)	18,729	717,695
Panera Bread Co. Class A (a)	26,570	4,107,191
Papa John's International, Inc. (a)(d)	19,260	715,702
Peet's Coffee & Tea, Inc. (a)(d)	15,145	975,187
Penn National Gaming, Inc. (a)	50,336	2,141,797
Pinnacle Entertainment, Inc. (a)	61,922	681,761
Premier Exhibitions, Inc. (a)	1,375	3,369
Red Lion Hotels Corp. (a)	3,129	24,062
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	727,393
Rick's Cabaret International, Inc. (a)	5,726	53,824
Royal Caribbean Cruises Ltd.	102,343	2,915,752

	Shares	Value
Ruby Tuesday, Inc. (a)(d)	44,363	$ 345,144
Ruth's Hospitality Group, Inc. (a)(d)	33,916	211,297
Scientific Games Corp. Class A (a)	45,645	479,729
Shuffle Master, Inc. (a)	42,130	615,098
Six Flags Entertainment Corp.	40,264	1,822,349
Sonic Corp. (a)	98,965	817,451
Speedway Motorsports, Inc.	7,569	117,471
Starbucks Corp.	593,530	28,821,817
Starwood Hotels & Resorts Worldwide, Inc.	164,349	8,858,411
Texas Roadhouse, Inc. Class A	57,171	956,471
The Cheesecake Factory, Inc. (a)(d)	34,878	1,033,784
Town Sports International Holdings, Inc. (a)	13,107	135,002
Vail Resorts, Inc. (d)	24,951	1,050,437
Wendy's Co.	250,660	1,270,846
WMS Industries, Inc. (a)	38,370	845,291
Wyndham Worldwide Corp.	137,748	6,059,535
Wynn Resorts Ltd.	66,112	7,836,916
Yum! Brands, Inc.	377,002	24,972,612
		263,981,869
Household Durables - 0.4%
American Greetings Corp. Class A (d)	30,155	452,325
Bassett Furniture Industries, Inc.	1,847	15,330
Beazer Homes USA, Inc. (a)(d)	77,365	241,379
Blyth, Inc. (d)	8,019	511,612
Brookfield Residential Properties, Inc. (a)	18,869	196,765
Cavco Industries, Inc. (a)(d)	9,813	442,468
Cobra Electronics Corp. (a)	1,032	4,541
CSS Industries, Inc.	12,944	253,702
D.R. Horton, Inc.	195,548	2,804,158
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	48,160
Ethan Allen Interiors, Inc.	19,507	492,552
Flexsteel Industries, Inc.	2,547	43,554
Furniture Brands International, Inc. (a)	37,283	59,653
Garmin Ltd.	86,587	4,086,041
Harman International Industries, Inc.	71,938	3,534,314
Helen of Troy Ltd. (a)(d)	25,644	833,430
Hooker Furniture Corp.	12,895	154,869
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	724,419
iRobot Corp. (a)	21,633	552,074
Jarden Corp. (d)	66,002	2,327,891
KB Home (d)	56,985	650,769
Kid Brands, Inc. (a)	16,651	49,786
Koss Corp.	2,669	14,866
La-Z-Boy, Inc. (a)(d)	34,909	498,850
Leggett & Platt, Inc.	100,406	2,272,188
Lennar Corp. Class A (d)	117,519	2,747,594
Libbey, Inc. (a)(d)	16,641	208,845
Lifetime Brands, Inc.	2,385	27,857
M.D.C. Holdings, Inc.	25,191	619,195
M/I Homes, Inc. (a)(d)	24,871	301,188
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)(d)	26,992	$ 698,823
Mohawk Industries, Inc. (a)	39,595	2,514,678
Newell Rubbermaid, Inc.	216,340	3,959,022
NVR, Inc. (a)(d)	4,152	2,873,184
PulteGroup, Inc. (a)(d)	265,604	2,342,627
Ryland Group, Inc.	32,303	585,653
Sealy Corp., Inc. (a)(d)	37,146	63,891
Skullcandy, Inc. (a)(d)	12,653	178,660
Skyline Corp. (d)	21,741	175,015
Standard Pacific Corp. (a)(d)	98,412	431,045
Stanley Furniture Co., Inc. (a)	5,699	19,263
Tempur-Pedic International, Inc. (a)(d)	57,648	4,554,192
Toll Brothers, Inc. (a)(d)	105,058	2,464,661
Tupperware Brands Corp.	43,005	2,695,983
Universal Electronics, Inc. (a)(d)	14,332	280,334
Whirlpool Corp.	56,428	4,264,264
Zagg, Inc. (a)(d)	21,268	223,314
		53,507,726
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	66,082
Amazon.com, Inc. (a)(d)	282,977	50,848,137
Blue Nile, Inc. (a)(d)	11,337	404,164
dELiA*s, Inc. (a)	2,977	3,156
Expedia, Inc.	75,256	2,562,467
Gaiam, Inc. Class A (a)	12,609	45,645
Geeknet, Inc. (a)	1,180	17,122
Groupon, Inc. Class A (a)(d)	27,415	540,487
Hollywood Media Corp. (a)	1,032	1,146
HomeAway, Inc. (d)	22,951	607,742
HSN, Inc.	29,532	1,097,409
Liberty Media Corp. Interactive Series A (a)	513,952	9,641,740
Netflix, Inc. (a)	39,072	4,326,443
NutriSystem, Inc.	26,922	303,411
Orbitz Worldwide, Inc. (a)	31,286	112,317
Overstock.com, Inc. (a)(d)	14,467	92,010
PetMed Express, Inc.	32,292	393,317
Priceline.com, Inc. (a)	41,099	25,769,895
Shutterfly, Inc. (a)(d)	21,444	586,708
TripAdvisor, Inc. (a)	75,256	2,425,501
U.S. Auto Parts Network, Inc. (a)	5,048	24,483
ValueVision Media, Inc. Class A (a)	18,644	32,068
Vitacost.com, Inc. (a)	15,384	125,072
		100,026,522
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	18,718	688,448
Black Diamond, Inc. (a)	20,004	165,633
Brunswick Corp. (d)	68,451	1,636,663
Callaway Golf Co.	77,147	505,313
Hasbro, Inc.	86,466	3,053,979

	Shares	Value
JAKKS Pacific, Inc.	23,770	$ 369,148
Johnson Outdoors, Inc. Class A (a)	3,505	57,622
Leapfrog Enterprises, Inc. Class A (a)	33,741	237,199
Marine Products Corp.	11,741	73,029
Mattel, Inc.	298,569	9,685,578
Meade Instruments Corp. (a)	112	371
Nautilus, Inc. (a)	5,159	14,342
Polaris Industries, Inc.	56,100	3,705,966
Smith & Wesson Holding Corp. (a)	91,237	477,170
Steinway Musical Instruments, Inc. (a)	4,620	115,315
Sturm, Ruger & Co., Inc.	24,417	1,020,142
Summer Infant, Inc. (a)	32,605	195,304
		22,001,222
Media - 3.1%
A.H. Belo Corp. Class A	22,177	104,675
AMC Networks, Inc. Class A	47,269	2,145,540
Arbitron, Inc. (d)	18,967	634,256
Ballantyne of Omaha, Inc. (a)	17,964	88,203
Belo Corp. Series A (d)	87,121	624,658
Cablevision Systems Corp. - NY Group Class A	169,025	2,405,226
Carmike Cinemas, Inc. (a)(d)	21,753	163,800
CBS Corp. Class B	537,459	16,070,024
Charter Communications, Inc. Class A (a)	31,792	2,015,931
Cinemark Holdings, Inc.	62,073	1,298,567
Clear Channel Outdoor Holding, Inc. Class A	41,131	544,163
Comcast Corp. Class A	2,191,483	64,385,771
Crown Media Holdings, Inc. Class A (a)(d)	24,979	31,973
Cumulus Media, Inc. Class A (a)(d)	68,791	236,641
Dex One Corp. (a)	48,569	84,996
Digital Generation, Inc. (a)(d)	26,444	264,440
DIRECTV (a)	602,724	27,918,176
Discovery Communications, Inc. (a)(d)	207,237	9,667,606
DISH Network Corp. Class A	161,315	4,705,559
DreamWorks Animation SKG, Inc. Class A (a)(d)	47,533	820,420
E.W. Scripps Co. Class A (a)	24,274	231,088
Emmis Communications Corp. Class A (a)	7,973	5,820
Entercom Communications Corp. Class A (a)	21,235	148,645
Entravision Communication Corp. Class A	55,710	92,479
Fisher Communications, Inc. (a)	2,670	76,549
Gannett Co., Inc.	170,648	2,532,416
Gray Television, Inc. (a)	7,475	15,399
Harris Interactive, Inc. (a)	5,389	4,688
Harte-Hanks, Inc.	45,482	397,513
Insignia Systems, Inc.	5,038	10,781
Interpublic Group of Companies, Inc.	356,851	4,182,294
John Wiley & Sons, Inc. Class A	36,984	1,679,074
Journal Communications, Inc. Class A (a)	19,668	93,423
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Knology, Inc. (a)	52,466	$ 935,469
Lamar Advertising Co. Class A (a)(d)	40,510	1,324,677
Liberty Global, Inc. Class A (a)	225,788	11,330,042
Liberty Media Corp. Capital Series A (a)	90,172	8,105,561
LIN TV Corp. Class A (a)	36,007	148,349
Live Nation Entertainment, Inc. (a)(d)	134,515	1,253,680
LodgeNet Entertainment Corp. (a)(d)	35,253	120,213
Madison Square Garden Co. Class A (a)	41,476	1,321,011
Martha Stewart Living Omnimedia, Inc. Class A	39,255	176,648
McGraw-Hill Companies, Inc.	231,759	10,786,064
Media General, Inc. Class A (a)(d)	21,745	122,859
Meredith Corp. (d)	29,133	958,476
Morningstar, Inc.	20,110	1,203,986
National CineMedia, Inc.	40,280	640,855
Navarre Corp. (a)	5,954	10,122
New Frontier Media, Inc. (a)	5,133	6,314
News Corp. Class A	1,849,783	36,755,188
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	21,978
Omnicom Group, Inc.	236,408	11,688,012
Outdoor Channel Holdings, Inc.	3,578	25,225
Pandora Media, Inc.	47,948	626,201
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	31,043
ReachLocal, Inc. (a)	5,194	40,513
Regal Entertainment Group Class A	55,158	762,284
Rentrak Corp. (a)(d)	4,521	93,946
Saga Communications, Inc. Class A (a)	201	7,542
Salem Communications Corp. Class A (a)	1,732	4,555
Scholastic Corp.	17,229	526,691
Scripps Networks Interactive, Inc. Class A	65,856	2,976,691
Sinclair Broadcast Group, Inc. Class A	37,417	427,302
Sirius XM Radio, Inc. (a)(d)	2,910,962	6,578,774
Spanish Broadcasting System, Inc. Class A (a)	698	3,043
SuperMedia, Inc. (a)(d)	19,383	55,242
The McClatchy Co. Class A (a)(d)	36,929	93,800
The New York Times Co. Class A (a)(d)	86,508	570,088
The Walt Disney Co.	1,395,945	58,615,731
Time Warner Cable, Inc.	256,081	20,317,467
Time Warner, Inc.	813,203	30,259,284
Valassis Communications, Inc. (a)(d)	33,863	845,898
Viacom, Inc. Class B (non-vtg.)	439,392	20,923,847
Virgin Media, Inc.	250,243	6,306,124
Washington Post Co. Class B (d)	3,668	1,444,825
World Wrestling Entertainment, Inc. Class A (d)	44,310	404,993
		382,531,407
Multiline Retail - 0.7%
Big Lots, Inc. (a)	53,063	2,326,813
Dillard's, Inc. Class A	32,687	1,998,483

	Shares	Value
Dollar General Corp. (a)	100,000	$ 4,206,000
Dollar Tree, Inc. (a)	104,600	9,258,146
Family Dollar Stores, Inc.	93,448	5,045,258
Fred's, Inc. Class A	41,012	568,016
Gordmans Stores, Inc. (a)	4,621	70,101
JCPenney Co., Inc. (d)	118,147	4,678,621
Kohl's Corp.	200,742	9,972,863
Macy's, Inc.	332,684	12,632,011
Nordstrom, Inc.	125,044	6,704,859
Saks, Inc. (a)(d)	100,086	1,166,002
Sears Holdings Corp. (a)(d)	33,101	2,305,816
Target Corp.	493,763	27,991,424
The Bon-Ton Stores, Inc. (d)	35,903	172,334
Tuesday Morning Corp. (a)	26,882	92,205
		89,188,952
Specialty Retail - 2.3%
Aarons, Inc. Class A	52,315	1,461,681
Abercrombie & Fitch Co. Class A (d)	65,044	2,978,365
Advance Auto Parts, Inc. (d)	56,386	4,813,673
Aeropostale, Inc. (a)(d)	64,770	1,163,917
America's Car Mart, Inc. (a)(d)	10,422	464,925
American Eagle Outfitters, Inc.	147,326	2,142,120
ANN, Inc. (a)	46,918	1,120,871
Asbury Automotive Group, Inc. (a)(d)	22,455	582,258
Ascena Retail Group, Inc. (a)	45,390	1,752,054
AutoNation, Inc. (a)(d)	41,064	1,399,461
AutoZone, Inc. (a)	25,418	9,518,533
Barnes & Noble, Inc. (a)(d)	28,244	375,928
bebe Stores, Inc.	66,951	599,881
Bed Bath & Beyond, Inc. (a)(d)	191,161	11,419,958
Best Buy Co., Inc. (d)	235,305	5,812,034
Big 5 Sporting Goods Corp.	16,237	126,486
Body Central Corp. (a)	19,422	540,708
Books-A-Million, Inc. (d)	4,414	11,565
Brown Shoe Co., Inc.	39,452	425,293
Build-A-Bear Workshop, Inc. (a)	4,049	22,067
Cabela's, Inc. Class A (a)(d)	35,549	1,261,279
Cache, Inc. (a)	2,880	17,942
CarMax, Inc. (a)(d)	168,519	5,171,848
Casual Male Retail Group, Inc. (a)(d)	14,093	44,393
Charming Shoppes, Inc. (a)(d)	68,622	387,714
Chico's FAS, Inc.	126,827	1,903,673
Christopher & Banks Corp.	18,173	38,890
Citi Trends, Inc. (a)(d)	14,433	156,454
Coldwater Creek, Inc. (a)	52,942	49,765
Collective Brands, Inc. (a)	44,911	809,296
Conn's, Inc. (a)	7,800	103,428
Cost Plus, Inc. (a)(d)	9,618	126,381
Destination Maternity Corp.	9,860	177,283
Dick's Sporting Goods, Inc. (d)	70,000	3,133,200
DSW, Inc. Class A (d)	21,867	1,233,299
Express, Inc. (a)	55,952	1,331,658
Finish Line, Inc. Class A	36,835	846,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc. (d)	110,785	$ 3,231,598
Francescas Holdings Corp. (a)	17,371	398,664
GameStop Corp. Class A (d)	106,346	2,422,562
Gap, Inc. (d)	219,692	5,132,005
Genesco, Inc. (a)(d)	19,944	1,358,984
GNC Holdings, Inc.	32,604	1,055,391
Group 1 Automotive, Inc.	17,193	886,643
Guess?, Inc. (d)	45,871	1,589,430
Haverty Furniture Companies, Inc.	22,550	248,050
hhgregg, Inc. (a)(d)	15,184	173,553
Hibbett Sports, Inc. (a)(d)	22,731	1,112,682
Home Depot, Inc.	1,241,845	59,074,567
Hot Topic, Inc. (d)	51,429	458,747
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	971,513
Kirkland's, Inc. (a)	10,699	170,649
Limited Brands, Inc.	212,274	9,877,109
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	487,924
Lowe's Companies, Inc.	1,010,000	28,663,800
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	473,240
MarineMax, Inc. (a)(d)	10,125	81,810
Midas, Inc. (a)	17,343	158,342
Monro Muffler Brake, Inc.	28,456	1,305,277
New York & Co., Inc. (a)	19,427	50,704
O'Reilly Automotive, Inc. (a)	100,461	8,689,877
Office Depot, Inc. (a)(d)	201,295	664,274
OfficeMax, Inc. (a)(d)	62,318	348,981
Pacific Sunwear of California, Inc. (a)(d)	60,120	126,252
Penske Automotive Group, Inc. (d)	33,321	802,370
Perfumania Holdings, Inc. (a)	876	8,769
PetSmart, Inc. (d)	105,988	5,907,771
Pier 1 Imports, Inc. (a)(d)	84,654	1,453,509
RadioShack Corp.	82,121	582,238
Rent-A-Center, Inc. (d)	45,857	1,624,255
Ross Stores, Inc.	181,478	9,678,222
rue21, Inc. (a)	10,092	269,255
Sally Beauty Holdings, Inc. (a)	112,253	2,671,621
Select Comfort Corp. (a)(d)	50,428	1,492,165
Shoe Carnival, Inc. (a)	3,572	93,515
Signet Jewelers Ltd.	64,202	3,011,074
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	32,657	559,414
Stage Stores, Inc.	23,252	347,617
Staples, Inc. (d)	578,690	8,483,595
Stein Mart, Inc. (a)	16,975	121,711
Systemax, Inc. (a)(d)	6,560	126,608
Talbots, Inc. (a)	34,649	102,561
Teavana Holdings, Inc. (a)(d)	5,562	130,429
The Buckle, Inc.	18,518	831,829
The Cato Corp. Class A (sub. vtg.)	30,985	840,003
The Children's Place Retail Stores, Inc. (a)(d)	18,479	937,809

	Shares	Value
The Men's Wearhouse, Inc.	38,499	$ 1,491,066
The Pep Boys - Manny, Moe & Jack (d)	62,793	944,407
Tiffany & Co., Inc.	113,656	7,388,777
TJX Companies, Inc.	621,248	22,743,889
Tractor Supply Co.	58,000	4,957,260
Trans World Entertainment Corp. (a)	2,977	6,966
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	36,000	2,996,640
Urban Outfitters, Inc. (a)(d)	92,367	2,622,299
Vitamin Shoppe, Inc. (a)(d)	18,626	790,301
West Marine, Inc. (a)	3,285	34,821
Wet Seal, Inc. Class A (a)(d)	66,930	234,255
Williams-Sonoma, Inc. (d)	84,343	3,255,640
Winmark Corp.	391	22,627
Zale Corp. (a)	22,527	72,312
Zumiez, Inc. (a)	17,893	562,198
		280,937,544
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)	29,392	22,338
Carter's, Inc. (a)(d)	38,101	1,850,566
Cherokee, Inc.	14,744	166,165
Coach, Inc.	229,797	17,198,007
Columbia Sportswear Co. (d)	9,939	496,254
Crocs, Inc. (a)(d)	69,757	1,370,725
Culp, Inc. (a)	7,038	73,547
Deckers Outdoor Corp. (a)(d)	30,415	2,273,825
Delta Apparel, Inc. (a)	1,905	31,223
Fossil, Inc. (a)(d)	40,759	4,971,783
G-III Apparel Group Ltd. (a)(d)	9,815	244,590
Hallwood Group, Inc. (a)	605	7,442
Hanesbrands, Inc. (a)(d)	68,808	1,976,854
Iconix Brand Group, Inc. (a)(d)	52,215	948,224
Joe's Jeans, Inc. (a)	32,503	27,790
K-Swiss, Inc. Class A (a)(d)	23,242	77,396
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	209,995
Lacrosse Footwear, Inc.	810	10,360
Liz Claiborne, Inc. (a)(d)	79,525	777,755
Maidenform Brands, Inc. (a)	18,000	378,000
Michael Kors Holdings Ltd.	41,224	1,782,938
Movado Group, Inc.	12,323	263,712
NIKE, Inc. Class B	303,000	32,699,760
Oxford Industries, Inc.	8,687	437,825
Perry Ellis International, Inc. (a)(d)	7,954	138,638
PVH Corp.	48,056	4,085,241
Quiksilver, Inc. (a)	80,002	374,409
R.G. Barry Corp.	2,683	37,508
Ralph Lauren Corp.	48,000	8,339,040
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,486	338,226
Steven Madden Ltd. (a)(d)	32,649	1,409,784
Superior Uniform Group, Inc.	859	10,720
The Jones Group, Inc.	62,712	617,713
True Religion Apparel, Inc. (a)	26,399	696,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	27,400	$ 2,445,176
Unifi, Inc. (a)	18,843	156,208
Vera Bradley, Inc. (a)(d)	16,362	600,485
VF Corp.	71,637	10,462,584
Warnaco Group, Inc. (a)(d)	50,511	2,965,501
Wolverine World Wide, Inc. (d)	34,429	1,313,122
		102,287,571
TOTAL CONSUMER DISCRETIONARY		1,448,486,735
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Beam, Inc.	134,223	7,393,003
Boston Beer Co., Inc. Class A (a)(d)	7,731	730,734
Brown-Forman Corp. Class B (non-vtg.)	80,869	6,602,954
Central European Distribution Corp. (a)(d)	104,154	454,111
Coca-Cola Bottling Co. CONSOLIDATED	3,094	199,377
Coca-Cola Enterprises, Inc.	237,534	6,864,733
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	3,512,615
Craft Brew Alliance, Inc. (a)	5,908	36,925
Dr Pepper Snapple Group, Inc.	184,807	7,031,906
Jones Soda Co. (a)	15,000	7,500
MGP Ingredients, Inc.	4,299	25,966
Molson Coors Brewing Co. Class B	123,862	5,442,496
Monster Beverage Corp. (a)	117,204	6,702,897
National Beverage Corp.	7,694	123,181
PepsiCo, Inc.	1,244,846	78,350,607
Primo Water Corp. (a)	8,907	23,693
The Coca-Cola Co.	1,673,532	116,912,946
		240,415,644
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	16,533	712,407
Arden Group, Inc. Class A	86	7,700
Casey's General Stores, Inc.	29,040	1,487,719
Chefs' Warehouse Holdings (a)	6,997	146,937
Costco Wholesale Corp.	345,917	29,769,617
Crumbs Bake Shop, Inc. (a)	5,760	21,658
CVS Caremark Corp.	1,080,716	48,740,292
Fresh Market, Inc. (a)	21,393	963,113
Ingles Markets, Inc. Class A	14,662	262,010
Kroger Co.	454,411	10,810,438
Nash-Finch Co. (d)	11,468	307,457
PriceSmart, Inc.	12,950	836,959
Rite Aid Corp. (a)	488,242	751,893
Roundy's, Inc.	8,260	82,600
Ruddick Corp.	32,261	1,321,411
Safeway, Inc. (d)	256,994	5,512,521
Spartan Stores, Inc. (d)	24,920	444,573

	Shares	Value
SUPERVALU, Inc. (d)	144,357	$ 942,651
Susser Holdings Corp. (a)	14,504	367,531
Sysco Corp.	467,941	13,766,824
The Pantry, Inc. (a)(d)	24,320	302,298
United Natural Foods, Inc. (a)(d)	43,201	1,966,510
Village Super Market, Inc. Class A	3,352	100,862
Wal-Mart Stores, Inc.	1,420,000	83,893,600
Walgreen Co.	720,814	23,902,192
Weis Markets, Inc.	8,067	345,752
Whole Foods Market, Inc. (d)	118,372	9,557,355
Winn-Dixie Stores, Inc. (a)(d)	64,909	615,337
		237,940,217
Food Products - 1.7%
Alico, Inc.	172	4,001
Archer Daniels Midland Co.	508,690	15,871,128
B&G Foods, Inc. Class A (d)	31,304	728,757
Bridgford Foods Corp. (a)	344	2,986
Bunge Ltd.	116,141	7,818,612
Cal-Maine Foods, Inc.	14,807	570,070
Calavo Growers, Inc.	6,680	183,700
Campbell Soup Co. (d)	177,820	5,924,962
Chiquita Brands International, Inc. (a)(d)	30,757	294,960
Coffee Holding Co., Inc.	3,401	26,868
ConAgra Foods, Inc.	319,463	8,385,904
Corn Products International, Inc.	54,809	3,143,296
Darling International, Inc. (a)(d)	84,068	1,344,247
Dean Foods Co. (a)	123,257	1,511,131
Diamond Foods, Inc. (d)	18,346	438,836
Dole Food Co., Inc. (a)(d)	21,106	202,195
Farmer Brothers Co.	3,100	34,317
Flowers Foods, Inc.	97,053	1,857,594
Fresh Del Monte Produce, Inc.	29,950	672,677
General Mills, Inc.	489,731	18,761,595
Green Mountain Coffee Roasters, Inc. (a)(d)	100,000	6,497,000
H.J. Heinz Co. (d)	263,879	13,909,062
Hain Celestial Group, Inc. (a)(d)	37,478	1,530,602
Hershey Co. (d)	139,801	8,485,921
Hormel Foods Corp.	107,713	3,066,589
Imperial Sugar Co. (d)	14,457	83,128
J&J Snack Foods Corp.	10,285	515,998
John B. Sanfilippo & Son, Inc. (a)	2,548	27,264
Kellogg Co.	206,669	10,819,122
Kraft Foods, Inc. Class A	1,312,836	49,979,667
Lancaster Colony Corp.	17,892	1,166,022
McCormick & Co., Inc. (non-vtg.)	101,330	5,112,099
Mead Johnson Nutrition Co. Class A	173,455	13,486,126
Omega Protein Corp. (a)	32,056	264,783
Pilgrims Pride Corp. (d)	23,854	149,565
Pilgrims Pride Corp. rights 3/1/12 (a)	30,088	11,035
Post Holdings, Inc. (a)	19,173	597,047
Ralcorp Holdings, Inc. (a)	38,347	2,860,686
Sanderson Farms, Inc.	16,208	797,434
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	451,262	$ 9,138,056
Seneca Foods Corp. Class A (a)	7,029	180,083
Smart Balance, Inc. (a)	45,561	272,910
Smithfield Foods, Inc. (a)(d)	112,502	2,635,922
Snyders-Lance, Inc.	43,541	977,495
The J.M. Smucker Co.	85,628	6,449,501
Tootsie Roll Industries, Inc. (d)	17,168	399,156
TreeHouse Foods, Inc. (a)(d)	29,752	1,713,715
Tyson Foods, Inc. Class A	218,213	4,126,408
		213,030,232
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	332,213
Church & Dwight Co., Inc. (d)	119,008	5,681,442
Clorox Co.	100,862	6,819,280
Colgate-Palmolive Co. (d)	360,000	33,544,800
Energizer Holdings, Inc. (a)(d)	53,405	4,082,812
Harbinger Group, Inc. (a)	756	3,447
Kimberly-Clark Corp.	311,479	22,700,590
Oil-Dri Corp. of America	644	13,389
Orchids Paper Products Co.	612	10,955
Procter & Gamble Co.	2,204,967	148,879,372
Spectrum Brands Holdings, Inc. (a)	17,958	510,366
WD-40 Co.	17,410	750,023
		223,328,689
Personal Products - 0.3%
Avon Products, Inc.	349,895	6,539,538
Elizabeth Arden, Inc. (a)(d)	17,715	658,112
Estee Lauder Companies, Inc. Class A	198,684	11,630,961
Herbalife Ltd.	86,338	5,716,439
Inter Parfums, Inc.	14,485	244,362
Mannatech, Inc. (a)	599	2,336
MediFast, Inc. (a)(d)	10,225	165,952
Nature's Sunshine Products, Inc. (a)	2,859	42,170
Nu Skin Enterprises, Inc. Class A	53,831	3,109,279
Nutraceutical International Corp. (a)	2,650	34,503
Prestige Brands Holdings, Inc. (a)	29,892	493,218
Revlon, Inc. (a)	13,966	211,725
Schiff Nutrition International, Inc. (a)(d)	11,821	131,922
The Female Health Co.	4,862	23,921
USANA Health Sciences, Inc. (a)(d)	10,334	383,391
		29,387,829
Tobacco - 1.6%
Alliance One International, Inc. (a)(d)	89,449	330,067
Altria Group, Inc.	1,679,474	50,552,167
Lorillard, Inc.	110,571	14,493,647
Philip Morris International, Inc.	1,403,953	117,258,155
Reynolds American, Inc.	282,694	11,853,359
Star Scientific, Inc. (a)(d)	64,344	241,290

	Shares	Value
Universal Corp.	22,476	$ 1,032,547
Vector Group Ltd. (d)	25,200	457,380
		196,218,612
TOTAL CONSUMER STAPLES		1,140,321,223
ENERGY - 11.1%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	71,156	3,384,179
Baker Hughes, Inc.	353,994	17,798,818
Basic Energy Services, Inc. (a)(d)	31,153	618,699
Bolt Technology Corp.	1,626	22,406
Bristow Group, Inc.	25,621	1,209,567
C&J Energy Services, Inc. (d)	9,114	185,196
Cal Dive International, Inc. (a)(d)	78,352	227,221
Cameron International Corp. (a)(d)	182,754	10,181,225
Carbo Ceramics, Inc. (d)	15,710	1,439,822
Dawson Geophysical Co. (a)	7,871	298,232
Diamond Offshore Drilling, Inc. (d)	64,380	4,408,099
Dresser-Rand Group, Inc. (a)(d)	57,305	3,009,659
Dril-Quip, Inc. (a)(d)	25,155	1,760,598
ENGlobal Corp. (a)	5,637	12,965
Exterran Holdings, Inc. (a)(d)	43,308	623,635
FMC Technologies, Inc. (a)(d)	183,330	9,245,332
Geokinetics, Inc. (a)	3,794	7,550
Global Geophysical Services, Inc. (a)	18,062	194,708
Gulf Island Fabrication, Inc. (d)	10,744	314,907
Gulfmark Offshore, Inc. Class A (a)	20,706	1,040,269
Halliburton Co.	735,826	26,923,873
Helix Energy Solutions Group, Inc. (a)(d)	73,132	1,407,060
Helmerich & Payne, Inc. (d)	72,146	4,422,550
Hercules Offshore, Inc. (a)	133,946	680,446
Hornbeck Offshore Services, Inc. (a)	24,578	1,001,554
ION Geophysical Corp. (a)(d)	95,187	681,539
Key Energy Services, Inc. (a)(d)	103,489	1,765,522
Lufkin Industries, Inc.	23,923	1,905,228
Matrix Service Co. (a)	19,340	256,062
McDermott International, Inc. (a)	177,047	2,312,234
Mitcham Industries, Inc. (a)	8,347	195,069
Nabors Industries Ltd. (a)	221,501	4,824,292
National Oilwell Varco, Inc.	344,829	28,458,737
Natural Gas Services Group, Inc. (a)	21,602	302,212
Newpark Resources, Inc. (a)(d)	85,435	672,373
Noble Corp. (d)	237,885	9,558,219
Oceaneering International, Inc.	84,562	4,589,180
Oil States International, Inc. (a)(d)	36,506	2,965,017
OYO Geospace Corp. (a)(d)	6,500	715,325
Parker Drilling Co. (a)(d)	122,844	777,603
Patterson-UTI Energy, Inc.	122,546	2,379,843
PHI, Inc. (non-vtg.) (a)	18,377	406,132
Pioneer Drilling Co. (a)	46,756	465,690
RigNet, Inc. (a)	15,376	261,392
Rowan Companies, Inc. (a)	91,863	3,386,989
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	43,642	$ 698,708
Schlumberger Ltd.	1,075,278	83,452,326
SEACOR Holdings, Inc. (a)	15,683	1,550,735
Superior Energy Services, Inc. (a)	113,113	3,318,735
Tesco Corp. (a)(d)	25,016	383,245
TETRA Technologies, Inc. (a)	50,020	454,682
TGC Industries, Inc. (a)	2,598	26,344
Tidewater, Inc.	35,470	2,110,465
Union Drilling, Inc. (a)(d)	13,180	88,833
Unit Corp. (a)(d)	34,938	1,662,001
Weatherford International Ltd. (a)	645,319	10,312,198
Willbros Group, Inc. (a)	33,113	139,075
		261,494,575
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (a)(d)	126,005	506,540
Alon USA Energy, Inc.	9,432	88,661
Alpha Natural Resources, Inc. (a)	175,427	3,255,925
Amyris, Inc. (a)(d)	28,043	150,871
Anadarko Petroleum Corp.	390,202	32,823,792
Apache Corp.	308,807	33,329,540
APCO Oil and Gas International, Inc. (d)	5,546	416,948
Approach Resources, Inc. (a)	13,537	467,839
Arch Coal, Inc.	156,559	2,124,506
ATP Oil & Gas Corp. (a)(d)	43,659	349,272
Barnwell Industries, Inc. (a)	2,847	8,029
Berry Petroleum Co. Class A	38,847	2,096,184
Bill Barrett Corp. (a)(d)	29,806	871,229
Bonanza Creek Energy, Inc.	8,119	151,013
BPZ Energy, Inc. (a)	134,116	430,512
Cabot Oil & Gas Corp.	160,706	5,605,425
Callon Petroleum Co. (a)	31,499	222,383
Carrizo Oil & Gas, Inc. (a)(d)	24,378	686,728
Cheniere Energy, Inc. (a)	68,292	1,027,112
Chesapeake Energy Corp. (d)	523,796	13,094,900
Chevron Corp.	1,600,537	174,650,597
Cimarex Energy Co. (d)	62,545	5,045,505
Clayton Williams Energy, Inc. (a)(d)	7,754	685,066
Clean Energy Fuels Corp. (a)(d)	33,840	635,854
Cloud Peak Energy, Inc. (a)(d)	54,586	967,264
Cobalt International Energy, Inc. (a)(d)	125,251	3,765,045
Comstock Resources, Inc. (a)(d)	32,496	520,911
Concho Resources, Inc. (a)(d)	78,728	8,411,300
ConocoPhillips	985,485	75,438,877
CONSOL Energy, Inc. (d)	196,571	7,041,173
Contango Oil & Gas Co. (a)(d)	16,222	1,031,395
Continental Resources, Inc. (a)(d)	57,407	5,205,667
Crimson Exploration, Inc. (a)	12,416	38,614
Crosstex Energy, Inc. (d)	45,920	630,482
CVR Energy, Inc. (a)(d)	64,562	1,756,732
Delek US Holdings, Inc.	32,818	433,526
Denbury Resources, Inc. (a)(d)	301,228	5,997,449

	Shares	Value
Devon Energy Corp.	315,153	$ 23,103,866
DHT Holdings, Inc.	59,972	66,569
Double Eagle Petroleum Co. (a)	1,282	8,705
El Paso Corp.	620,823	17,265,088
Endeavour International Corp. (a)(d)	23,917	276,720
Energen Corp.	50,746	2,701,210
Energy Partners Ltd. (a)	15,481	263,796
EOG Resources, Inc.	219,656	25,010,032
EQT Corp.	123,622	6,554,438
Evolution Petroleum Corp. (a)	6,950	64,496
EXCO Resources, Inc. (d)	115,116	820,777
Exxon Mobil Corp.	3,837,132	331,911,918
Forest Oil Corp. (a)(d)	81,222	1,050,200
FX Energy, Inc. (a)(d)	35,252	223,145
Gasco Energy, Inc. (a)	97,844	28,375
Gastar Exploration Ltd. (a)	36,342	104,302
Georesources, Inc. (a)	13,181	422,319
Gevo, Inc. (a)(d)	11,229	112,402
GMX Resources, Inc. (a)(d)	74,770	131,595
Goodrich Petroleum Corp. (a)(d)	33,339	531,090
Green Plains Renewable Energy, Inc. (a)(d)	14,190	161,057
Gulfport Energy Corp. (a)(d)	37,953	1,275,980
Halcon Resources Corp. (a)(d)	3,619	39,773
Harvest Natural Resources, Inc. (a)(d)	33,266	220,221
Hess Corp.	252,487	16,391,456
HKN, Inc. (a)	104	241
HollyFrontier Corp.	153,818	5,019,081
Houston American Energy Corp. (a)(d)	10,835	117,451
Hyperdynamics Corp. (a)(d)	125,930	171,265
James River Coal Co. (a)(d)	31,067	178,014
Kinder Morgan Holding Co. LLC (d)	105,230	3,708,305
KiOR, Inc. Class A (d)	6,909	60,108
Kodiak Oil & Gas Corp. (a)	185,027	1,792,912
Laredo Petroleum Holdings, Inc.	14,587	370,072
Lucas Energy, Inc. (a)(d)	9,400	27,542
Magellan Petroleum Corp. (a)	35,895	45,587
Magnum Hunter Resources Corp. (d)	70,308	486,531
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	590,579	20,014,722
Marathon Petroleum Corp.	293,451	12,192,889
Matador Resources Co.	10,890	129,155
McMoRan Exploration Co. (a)(d)	160,744	2,250,416
Miller Energy Resources, Inc. (a)(d)	6,846	28,753
Murphy Oil Corp.	146,942	9,395,471
Newfield Exploration Co. (a)	99,791	3,592,476
Noble Energy, Inc.	151,272	14,771,711
Northern Oil & Gas, Inc. (a)(d)	45,133	1,070,103
Oasis Petroleum, Inc. (a)	46,478	1,490,549
Occidental Petroleum Corp.	647,508	67,580,410
Overseas Shipholding Group, Inc. (d)	23,729	210,002
Pacific Ethanol, Inc. (a)(d)	12,492	15,365
Panhandle Royalty Co. Class A	6,335	184,665
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)(d)	69,937	$ 505,645
Peabody Energy Corp.	230,827	8,051,246
Penn Virginia Corp.	41,256	201,742
Petroleum Development Corp. (a)(d)	22,646	736,901
Petroquest Energy, Inc. (a)(d)	70,948	432,783
Pioneer Natural Resources Co. (d)	90,370	9,908,167
Plains Exploration & Production Co. (a)	139,377	6,142,344
QEP Resources, Inc.	129,536	4,422,359
Quicksilver Resources, Inc. (a)(d)	93,566	518,356
Range Resources Corp.	123,664	7,874,924
Recovery Energy, Inc. (a)	5,171	21,408
Renewable Energy Group, Inc.	5,623	53,812
Rentech, Inc. (a)	169,556	301,810
Resolute Energy Corp. (a)	29,689	331,329
Rex American Resources Corp. (a)	3,020	92,623
Rex Energy Corp. (a)	32,188	370,162
Rosetta Resources, Inc. (a)(d)	38,625	1,971,420
Royale Energy, Inc. (a)(d)	5,368	33,121
Sanchez Energy Corp.	7,390	176,843
SandRidge Energy, Inc. (a)(d)	276,761	2,399,518
Saratoga Resources, Inc. (a)	12,254	81,489
SemGroup Corp. Class A (a)	25,511	723,747
Ship Finance International Ltd. (NY Shares) (d)	31,210	428,513
SM Energy Co.	62,332	4,906,775
SMF Energy Corp.	4,165	15,119
Solazyme, Inc. (d)	17,729	244,306
Southern Union Co.	86,373	3,795,230
Southwestern Energy Co. (a)(d)	311,067	10,283,875
Spectra Energy Corp.	539,426	16,927,188
Stone Energy Corp. (a)(d)	34,932	1,116,077
Sunoco, Inc.	85,182	3,290,581
Swift Energy Co. (a)(d)	28,396	852,732
Synergy Resources Corp. (a)	19,735	67,888
Syntroleum Corp. (a)(d)	24,702	30,630
Targa Resources Corp.	22,682	1,007,761
Teekay Corp. (d)	33,173	955,382
Tesoro Corp. (a)(d)	104,321	2,767,636
Ultra Petroleum Corp. (a)(d)	143,182	3,573,823
Uranium Energy Corp. (a)(d)	54,945	206,044
Uranium Resources, Inc. (a)(d)	182,289	174,997
USEC, Inc. (a)(d)	83,065	111,307
Vaalco Energy, Inc. (a)(d)	68,248	538,477
Valero Energy Corp. (d)	446,841	10,943,136
Venoco, Inc. (a)	17,373	189,366
Verenium Corp. (a)	522	1,472
Voyager Oil & Gas, Inc. (a)	11,615	37,633
W&T Offshore, Inc.	37,319	942,305
Warren Resources, Inc. (a)(d)	48,923	190,800
Western Refining, Inc.	40,348	732,316
Westmoreland Coal Co. (a)	6,050	63,586

	Shares	Value
Whiting Petroleum Corp. (a)(d)	87,846	$ 5,151,289
Williams Companies, Inc.	481,586	14,389,790
World Fuel Services Corp. (d)	48,766	2,031,592
WPX Energy, Inc.	146,535	2,661,076
ZaZa Energy Corp. (a)(d)	19,430	76,166
Zion Oil & Gas, Inc. (a)	8,166	22,293
		1,097,685,102
TOTAL ENERGY		1,359,179,677
FINANCIALS - 15.2%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	37,232	3,961,112
Ameriprise Financial, Inc.	181,426	10,116,314
Arlington Asset Investment Corp.	9,211	212,774
Artio Global Investors, Inc. Class A (d)	27,717	132,764
Bank of New York Mellon Corp.	999,669	22,102,682
BGC Partners, Inc. Class A	92,324	649,038
BlackRock, Inc. Class A	81,680	16,254,320
Calamos Asset Management, Inc. Class A	22,184	271,976
Charles Schwab Corp.	880,911	12,227,045
CIFI Corp. (a)	3,896	20,415
Cohen & Steers, Inc. (d)	17,375	572,333
Cowen Group, Inc. Class A (a)	80,174	224,487
Diamond Hill Investment Group, Inc.	308	23,359
Duff & Phelps Corp. Class A	16,165	222,430
E*TRADE Financial Corp. (a)	185,916	1,790,371
Eaton Vance Corp. (non-vtg.) (d)	83,276	2,399,182
Edelman Financial Group, Inc.	24,098	161,457
Epoch Holding Corp. (d)	7,185	179,266
Evercore Partners, Inc. Class A	15,573	423,430
FBR Capital Markets Corp. (a)	45,886	115,633
Federated Investors, Inc. Class B (non-vtg.) (d)	71,651	1,468,129
Financial Engines, Inc. (a)(d)	27,286	628,942
Franklin Resources, Inc.	126,452	14,907,426
FXCM, Inc. Class A (d)	35,893	339,548
GAMCO Investors, Inc. Class A	6,083	280,487
GFI Group, Inc.	69,449	266,684
Gleacher & Co., Inc. (a)	36,175	54,986
Goldman Sachs Group, Inc.	338,852	39,015,419
Greenhill & Co., Inc.	20,317	893,135
HFF, Inc. (a)	19,976	287,854
ICG Group, Inc. (a)	32,808	284,445
Institutional Financial Markets, Inc.	6,881	10,459
INTL FCStone, Inc. (a)(d)	11,151	252,570
Invesco Ltd.	388,589	9,625,350
Investment Technology Group, Inc. (a)(d)	30,988	356,362
Janus Capital Group, Inc. (d)	134,316	1,184,667
Jefferies Group, Inc.	106,987	1,788,823
JMP Group, Inc.	11,989	85,362
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KBW, Inc.	24,195	$ 399,943
Knight Capital Group, Inc. Class A (a)(d)	70,305	931,541
Ladenburg Thalmann Financial Services, Inc. (a)(d)	32,105	65,173
Legg Mason, Inc.	140,686	3,853,390
LPL Investment Holdings, Inc. (a)	22,392	763,567
Medallion Financial Corp.	4,309	47,184
Morgan Stanley	1,105,371	20,493,578
Northern Trust Corp.	166,504	7,394,443
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	114,569
Penson Worldwide, Inc. (a)(d)	19,665	25,171
Piper Jaffray Companies (a)(d)	20,940	514,705
Raymond James Financial, Inc.	71,252	2,520,183
Safeguard Scientifics, Inc. (a)(d)	26,745	452,258
SEI Investments Co.	105,344	2,080,544
State Street Corp.	409,637	17,298,971
Stifel Financial Corp. (a)(d)	38,055	1,428,204
SWS Group, Inc.	24,189	135,217
T. Rowe Price Group, Inc.	196,242	12,086,545
TD Ameritrade Holding Corp.	169,026	3,155,715
Teton Advisors, Inc. (a)	106	1,643
U.S. Global Investments, Inc. Class A	7,637	56,514
Virtus Investment Partners, Inc. (a)	3,888	309,252
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,210,620
Walter Investment Management Corp.	18,710	381,310
Westwood Holdings Group, Inc.	1,868	72,366
WisdomTree Investments, Inc. (a)	49,507	350,510
		220,934,152
Commercial Banks - 3.0%
1st Source Corp. (d)	8,597	211,056
1st United Bancorp, Inc. (a)	20,464	120,738
ACNB Corp.	3,789	54,221
Alliance Financial Corp.	3,879	114,508
American National Bankshares, Inc.	2,748	58,395
Ameris Bancorp (a)(d)	20,460	235,699
Ames National Corp.	1,209	26,175
Arrow Financial Corp.	12,653	304,431
Associated Banc-Corp.	127,560	1,688,894
BancFirst Corp.	10,611	434,308
Bancorp, Inc., Delaware (a)	16,751	139,368
BancorpSouth, Inc.	61,827	732,032
BancTrust Financial Group, Inc. (a)	4,197	5,456
Bank of Hawaii Corp.	62,564	2,877,944
Bank of Kentucky Financial Corp.	1,699	42,186
Bank of Marin Bancorp	2,794	98,265
Bank of the James Financial Group, Inc. (a)	600	3,096
Bank of the Ozarks, Inc.	37,486	1,100,214
Banner Bank	13,068	269,331
Bar Harbor Bankshares	2,686	82,057

	Shares	Value
BB&T Corp.	568,836	$ 16,638,453
BBCN Bancorp, Inc. (a)	52,596	539,109
BCB Bancorp, Inc. (d)	2,814	29,406
BOK Financial Corp.	36,579	1,963,561
Boston Private Financial Holdings, Inc. (d)	49,884	475,395
Bridge Bancorp, Inc.	540	10,832
Bridge Capital Holdings (a)	1,107	13,350
Bryn Mawr Bank Corp.	7,755	152,463
BSB Bancorp, Inc.	6,958	78,417
Camden National Corp.	1,850	65,398
Capital City Bank Group, Inc.	7,146	56,239
CapitalSource, Inc.	236,039	1,593,263
Cardinal Financial Corp.	11,113	119,465
Cascade Bancorp (a)(d)	4,186	24,279
Cathay General Bancorp	74,072	1,210,336
Center Bancorp, Inc.	6,904	66,347
Centerstate Banks of Florida, Inc.	6,387	44,709
Central Pacific Financial Corp. (a)(d)	20,164	279,070
Century Bancorp, Inc. Class A (non-vtg.)	686	16,985
Chemical Financial Corp.	26,904	593,502
CIT Group, Inc. (a)	177,243	7,215,563
Citizens & Northern Corp.	8,777	174,662
Citizens Republic Bancorp, Inc. (a)	26,148	357,966
City Holding Co.	22,173	759,869
City National Corp. (d)	34,413	1,617,411
CNB Financial Corp., Pennsylvania	6,683	103,587
CoBiz, Inc.	39,972	233,037
Columbia Banking Systems, Inc. (d)	29,815	630,587
Comerica, Inc.	150,887	4,479,835
Commerce Bancshares, Inc.	62,562	2,415,519
Community Bank System, Inc.	29,335	801,432
Community Trust Bancorp, Inc.	13,652	421,028
Cullen/Frost Bankers, Inc.	42,764	2,415,311
CVB Financial Corp.	75,043	808,213
Eagle Bancorp, Inc., Maryland (a)	8,538	132,424
East West Bancorp, Inc.	159,291	3,523,517
Eastern Virginia Bankshares, Inc. (a)	821	2,430
Encore Bancshares, Inc. (a)	960	13,920
Enterprise Bancorp, Inc.	803	12,728
Enterprise Financial Services Corp.	12,168	141,149
Farmers National Banc Corp.	14,652	82,051
Fidelity Southern Corp.	3,191	20,422
Fifth Third Bancorp	789,319	10,742,632
Financial Institutions, Inc.	12,700	207,772
First Bancorp, North Carolina	9,193	91,930
First Bancorp, Puerto Rico (a)(d)	31,060	120,202
First Busey Corp.	50,381	243,844
First Citizen Bancshares, Inc.	4,653	819,626
First Commonwealth Financial Corp. (d)	74,665	447,243
First Community Bancshares, Inc.	8,561	106,156
First Connecticut Bancorp, Inc.	11,897	153,471
First Financial Bancorp, Ohio	41,951	686,738
First Financial Bankshares, Inc. (d)	36,100	1,236,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana (d)	8,837	$ 282,696
First Financial Service Corp. (a)	2,521	7,815
First Horizon National Corp.	177,392	1,667,485
First Interstate Bancsystem, Inc.	16,000	217,600
First M&F Corp.	2,170	8,376
First Merchants Corp.	25,012	277,133
First Midwest Bancorp, Inc., Delaware	83,782	968,520
First Niagara Financial Group, Inc.	246,667	2,358,137
First of Long Island Corp.	1,768	45,862
First Republic Bank (a)	55,175	1,654,698
First United Corp. (a)	3,018	16,358
FirstMerit Corp.	79,130	1,270,037
FNB Corp., Pennsylvania	105,430	1,243,020
FNB United Corp. (a)(d)	490	7,335
Fulton Financial Corp.	148,647	1,456,741
German American Bancorp, Inc.	4,623	90,518
Glacier Bancorp, Inc.	63,024	869,731
Great Southern Bancorp, Inc.	6,815	150,066
Green Bankshares, Inc. (a)	6,941	9,995
Guaranty Bancorp (a)	13,950	22,181
Hampton Roads Bankshares, Inc. (a)(d)	18,252	47,455
Hancock Holding Co.	65,414	2,220,805
Hanmi Financial Corp. (a)	26,311	228,116
Hawthorn Bancshares, Inc.	1,384	9,896
Heartland Financial USA, Inc.	6,878	108,191
Heritage Commerce Corp. (a)(d)	14,712	77,238
Heritage Financial Corp., Washington (d)	12,768	171,091
Heritage Oaks Bancorp (a)	3,340	13,527
Home Bancshares, Inc.	25,101	632,545
Horizon Bancorp Industries	471	8,290
Hudson Valley Holding Corp.	14,551	237,472
Huntington Bancshares, Inc.	649,123	3,794,124
IBERIABANK Corp. (d)	22,592	1,198,280
Independent Bank Corp. (a)(d)	1,144	1,773
Independent Bank Corp., Massachusetts (d)	25,945	713,228
International Bancshares Corp.	41,513	787,917
Intervest Bancshares Corp. Class A (a)	6,160	20,944
Investors Bancorp, Inc. (a)	48,601	706,173
KeyCorp	879,084	7,120,580
Lakeland Bancorp, Inc.	9,026	81,776
Lakeland Financial Corp.	13,545	341,605
M&T Bank Corp.	96,545	7,880,003
Macatawa Bank Corp. (a)(d)	22,839	62,807
MainSource Financial Group, Inc.	13,271	134,568
MB Financial, Inc.	39,661	789,254
MBT Financial Corp. (a)	1,548	3,282
Merchants Bancshares, Inc.	4,373	121,788
Metro Bancorp, Inc. (a)	11,557	122,966
Midsouth Bancorp, Inc.	5,240	67,386
National Bankshares, Inc.	5,203	140,533

	Shares	Value
National Penn Bancshares, Inc. (d)	120,787	$ 1,056,886
NBT Bancorp, Inc.	33,888	739,097
NewBridge Bancorp (a)	7,211	29,277
North Valley Bancorp (a)	849	8,881
Northrim Bancorp, Inc.	2,935	58,700
Old National Bancorp, Indiana	66,861	807,681
Old Second Bancorp, Inc. (a)(d)	18,605	22,326
OmniAmerican Bancorp, Inc. (a)	6,877	123,030
Oriental Financial Group, Inc. (d)	28,906	339,646
Orrstown Financial Services, Inc.	4,006	34,652
Pacific Capital Bancorp NA (a)	7,809	218,730
Pacific Continental Corp.	3,048	25,603
Pacific Mercantile Bancorp (a)	5,055	22,040
Pacific Premier Bancorp, Inc. (a)	35	263
PacWest Bancorp	32,508	707,699
Palmetto Bancshares, Inc. (a)	315	1,733
Park National Corp. (d)	10,514	723,784
Park Sterling Corp. (a)	122	555
Penns Woods Bancorp, Inc.	306	11,931
Peoples Bancorp, Inc.	3,334	53,911
Peoples Financial Corp., Mississippi	2,667	25,897
Pinnacle Financial Partners, Inc. (a)(d)	30,086	498,224
PNC Financial Services Group, Inc.	426,140	25,363,853
Popular, Inc. (a)	781,463	1,484,780
Preferred Bank, Los Angeles (a)	1,131	11,423
Premier Financial Bancorp, Inc. (a)	115	702
Princeton National Bancorp, Inc. (a)(d)	2,541	4,167
PrivateBancorp, Inc.	59,931	869,000
Prosperity Bancshares, Inc.	34,532	1,510,430
Regions Financial Corp.	944,773	5,441,892
Renasant Corp.	22,516	341,568
Republic Bancorp, Inc., Kentucky Class A	18,205	474,422
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,564
S&T Bancorp, Inc.	32,238	683,768
S.Y. Bancorp, Inc.	6,551	142,484
Sandy Spring Bancorp, Inc.	13,803	249,282
SCBT Financial Corp.	10,493	324,968
Seacoast Banking Corp., Florida (a)	25,630	47,416
Shore Bancshares, Inc.	2,958	18,251
Sierra Bancorp	3,618	33,286
Signature Bank (a)(d)	34,178	2,028,806
Simmons First National Corp. Class A	10,951	287,902
Southside Bancshares, Inc.	12,128	258,448
Southwest Bancorp, Inc., Oklahoma (a)	15,446	132,218
State Bank Financial Corp. (a)	21,939	356,289
State Investors Bancorp, Inc. (a)	2,013	22,425
StellarOne Corp.	11,962	139,118
Sterling Bancorp, New York	27,642	246,014
Sterling Financial Corp., Washington (a)	32,587	634,143
Suffolk Bancorp (a)	12,482	151,032
Sun Bancorp, Inc., New Jersey (a)	29,419	84,433
SunTrust Banks, Inc.	406,442	9,331,908
Susquehanna Bancshares, Inc. (d)	163,794	1,518,370
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)(d)	37,929	$ 2,248,431
Synovus Financial Corp.	628,901	1,333,270
Taylor Capital Group, Inc. (a)(d)	9,976	134,177
TCF Financial Corp. (d)	106,955	1,152,975
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,507,631
The First Bancorp, Inc.	2,896	43,440
TIB Financial Corp. (a)	215	2,322
Tompkins Financial Corp. (d)	6,090	250,299
TowneBank (d)	18,053	233,245
Trico Bancshares	12,062	195,404
Trustmark Corp.	54,904	1,294,636
U.S. Bancorp	1,544,556	45,409,946
UMB Financial Corp.	25,089	1,044,957
Umpqua Holdings Corp. (d)	89,344	1,100,718
Union/First Market Bankshares Corp.	16,413	227,812
United Bankshares, Inc., West Virginia	35,646	1,043,715
United Community Banks, Inc., Georgia (a)	13,649	122,432
Univest Corp. of Pennsylvania	7,216	114,013
Valley National Bancorp (d)	175,665	2,197,569
Virginia Commerce Bancorp, Inc. (a)	37,552	315,437
VIST Financial Corp.	1,370	16,385
Washington Banking Co., Oak Harbor	5,615	71,254
Washington Trust Bancorp, Inc.	15,489	364,146
Webster Financial Corp. (d)	53,186	1,163,710
Wellesley Bancorp, Inc.	673	8,372
Wells Fargo & Co.	3,979,209	124,509,450
WesBanco, Inc.	18,333	357,494
West Bancorp., Inc.	1,202	11,575
West Coast Bancorp (a)	10,217	175,222
Westamerica Bancorp.	22,409	1,061,290
Western Alliance Bancorp. (a)(d)	48,403	394,000
Wilshire Bancorp, Inc. (a)(d)	41,540	180,284
Wintrust Financial Corp.	26,208	883,472
Zions Bancorporation	135,681	2,577,939
		363,709,861
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	34,619	358,999
American Express Co.	815,889	43,152,369
Capital One Financial Corp.	380,834	19,270,200
Cash America International, Inc. (d)	21,391	992,115
CompuCredit Holdings Corp. (a)(d)	48,566	260,799
Consumer Portfolio Services, Inc. (a)	2,464	2,883
Credit Acceptance Corp. (a)(d)	6,852	659,574
DFC Global Corp. (a)	41,227	738,376
Discover Financial Services	420,798	12,628,148
EZCORP, Inc. (non-vtg.) Class A (a)	32,709	1,030,334
First Cash Financial Services, Inc. (a)(d)	20,351	860,033
First Marblehead Corp. (a)(d)	51,880	63,294
Green Dot Corp. Class A (a)	12,869	410,907

	Shares	Value
Imperial Holdings, Inc. (a)	16,708	$ 41,770
Nelnet, Inc. Class A	22,213	586,867
Netspend Holdings, Inc. (a)	44,711	384,962
SLM Corp.	416,481	6,563,741
World Acceptance Corp. (a)(d)	15,268	969,823
		88,975,194
Diversified Financial Services - 2.6%
Bank of America Corp.	8,108,250	64,622,753
CBOE Holdings, Inc.	65,601	1,808,620
Citigroup, Inc.	2,316,107	77,172,685
CME Group, Inc.	51,156	14,809,150
FX Alliance, Inc.	4,330	58,585
Gain Capital Holdings, Inc.	15,735	82,451
Interactive Brokers Group, Inc.	35,966	570,421
IntercontinentalExchange, Inc. (a)	65,579	9,047,279
JPMorgan Chase & Co.	3,041,884	119,363,528
Leucadia National Corp.	154,061	4,389,198
Life Partners Holdings, Inc.	18,668	79,339
MarketAxess Holdings, Inc.	22,779	754,440
Marlin Business Services Corp. (d)	11,576	181,743
MicroFinancial, Inc.	86	578
Moody's Corp.	166,293	6,420,573
MSCI, Inc. Class A (a)(d)	85,736	3,033,340
NewStar Financial, Inc. (a)	17,193	169,523
NYSE Euronext	203,024	6,044,024
PHH Corp. (a)	45,131	614,684
PICO Holdings, Inc. (a)(d)	18,345	405,608
Resource America, Inc. Class A	2,362	14,054
The NASDAQ Stock Market, Inc. (a)	124,702	3,284,651
Vector Capital Corp. rights	4,280	0
		312,927,227
Insurance - 3.7%
21st Century Holding Co. (a)	1,278	4,256
ACE Ltd.	272,394	19,533,374
AFLAC, Inc.	366,712	17,327,142
Alleghany Corp. (d)	5,852	1,899,793
Allied World Assurance Co. Holdings Ltd.	28,043	1,849,997
Allstate Corp.	408,767	12,847,547
American Equity Investment Life Holding Co.	51,311	620,863
American Financial Group, Inc.	61,572	2,305,871
American Independence Corp. (a)	505	2,197
American International Group, Inc. (a)	368,556	10,769,206
American National Insurance Co.	10,418	751,138
American Safety Insurance Group Ltd. (a)	2,651	51,191
Amerisafe, Inc. (a)	23,043	519,850
Amtrust Financial Services, Inc. (d)	23,804	642,946
Aon Corp.	246,387	11,533,375
Arch Capital Group Ltd. (a)	93,082	3,448,688
Argo Group International Holdings, Ltd.	29,792	889,291
Arthur J. Gallagher & Co. (d)	115,693	3,947,445
Aspen Insurance Holdings Ltd.	52,278	1,386,935
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	85,823	$ 3,644,903
Assured Guaranty Ltd.	155,664	2,615,155
Axis Capital Holdings Ltd.	93,935	2,897,895
Baldwin & Lyons, Inc. Class B	5,084	106,967
Berkshire Hathaway, Inc. Class B (a)	1,523,175	119,493,079
Brown & Brown, Inc.	82,279	1,944,253
Cincinnati Financial Corp.	112,154	3,944,456
Citizens, Inc. Class A (a)(d)	16,628	177,587
CNA Financial Corp.	21,776	614,301
CNO Financial Group, Inc. (a)	165,388	1,227,179
Crawford & Co. Class B	10,464	46,042
Delphi Financial Group, Inc. Class A	47,148	2,100,915
Donegal Group, Inc. Class A	3,439	47,355
eHealth, Inc. (a)(d)	26,343	395,935
EMC Insurance Group	5,050	106,404
Employers Holdings, Inc.	36,335	628,232
Endurance Specialty Holdings Ltd.	33,058	1,271,411
Enstar Group Ltd. (a)(d)	9,122	884,652
Erie Indemnity Co. Class A	23,329	1,775,570
Everest Re Group Ltd.	35,638	3,130,798
FBL Financial Group, Inc. Class A	12,986	441,134
Fidelity National Financial, Inc. Class A	160,871	2,776,633
First Acceptance Corp. (a)	4,055	5,880
First American Financial Corp.	99,791	1,536,781
Flagstone Reinsurance Holdings Ltd.	25,303	200,400
Fortegra Financial Corp. (a)	10,670	74,263
Genworth Financial, Inc. Class A (a)	360,009	3,272,482
Global Indemnity PLC (a)	13,709	262,253
Greenlight Capital Re, Ltd. (a)(d)	17,063	401,834
Hallmark Financial Services, Inc. (a)	6,662	44,969
Hanover Insurance Group, Inc.	48,173	1,966,422
Harleysville Group, Inc. (d)	8,225	465,617
Hartford Financial Services Group, Inc.	337,025	6,979,788
HCC Insurance Holdings, Inc.	77,118	2,355,184
Hilltop Holdings, Inc. (a)	54,392	448,190
Horace Mann Educators Corp.	37,921	657,171
Independence Holding Co.	16,014	146,688
Infinity Property & Casualty Corp.	13,372	733,187
Investors Title Co.	1,086	49,065
Kansas City Life Insurance Co.	2,863	91,673
Kemper Corp.	35,842	1,025,798
Lincoln National Corp. (d)	231,248	5,744,200
Loews Corp.	301,087	11,784,545
Maiden Holdings Ltd.	73,970	639,841
Markel Corp. (a)	6,736	2,747,951
Marsh & McLennan Companies, Inc.	414,030	12,917,736
MBIA, Inc. (a)(d)	115,555	1,245,683
Meadowbrook Insurance Group, Inc.	46,791	445,450
Mercury General Corp.	16,938	726,301
MetLife, Inc.	667,419	25,729,002

	Shares	Value
Montpelier Re Holdings Ltd.	62,043	$ 1,070,242
National Financial Partners Corp. (a)(d)	38,246	583,634
National Interstate Corp.	2,286	55,207
National Security Group, Inc.	1,586	14,433
National Western Life Insurance Co. Class A	1,306	177,303
Navigators Group, Inc. (a)	15,156	712,484
Old Republic International Corp.	178,199	1,935,241
OneBeacon Insurance Group Ltd.	20,572	313,723
PartnerRe Ltd.	49,442	3,136,600
Phoenix Companies, Inc. (a)(d)	61,343	126,980
Platinum Underwriters Holdings Ltd.	32,909	1,170,244
Presidential Life Corp.	17,026	184,221
Primerica, Inc.	37,863	947,332
Principal Financial Group, Inc.	266,275	7,365,167
ProAssurance Corp.	21,573	1,893,246
Progressive Corp.	507,847	10,878,083
Protective Life Corp. (d)	60,558	1,681,696
Prudential Financial, Inc.	388,075	23,734,667
Reinsurance Group of America, Inc.	67,424	3,888,342
RenaissanceRe Holdings Ltd.	38,496	2,770,172
RLI Corp.	13,036	913,302
Safety Insurance Group, Inc.	14,899	635,889
SeaBright Insurance Holdings, Inc.	38,085	311,535
Selective Insurance Group, Inc.	35,800	615,044
StanCorp Financial Group, Inc. (d)	37,431	1,488,257
State Auto Financial Corp.	6,222	86,984
Stewart Information Services Corp.	21,434	281,643
Symetra Financial Corp.	63,181	628,019
The Chubb Corp.	225,559	15,328,990
The Travelers Companies, Inc.	336,375	19,499,659
Torchmark Corp. (d)	96,240	4,661,866
Tower Group, Inc.	33,224	765,813
Transatlantic Holdings, Inc.	44,643	2,705,366
Unico American Corp. (a)	3,526	38,257
United Fire Group, Inc.	20,054	402,885
Universal Insurance Holdings, Inc.	15,547	62,654
Unum Group	265,385	6,117,124
Validus Holdings Ltd.	48,925	1,491,723
W.R. Berkley Corp. (d)	93,123	3,329,147
White Mountains Insurance Group Ltd.	5,455	2,706,880
XL Group PLC Class A	291,212	6,057,210
		454,067,579
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust (SBI) (d)	40,453	857,199
AG Mortgage Investment Trust, Inc. (d)	8,651	172,328
Agree Realty Corp.	17,794	427,056
Alexanders, Inc. (d)	2,559	971,013
Alexandria Real Estate Equities, Inc.	48,539	3,479,761
American Assets Trust, Inc.	30,756	661,869
American Campus Communities, Inc. (d)	50,695	2,086,099
American Capital Agency Corp.	159,714	4,904,817
American Capital Mortgage Investment Corp. (d)	6,160	132,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Tower Corp.	302,714	$ 18,943,842
Annaly Capital Management, Inc. (d)	759,339	12,620,214
Anworth Mortgage Asset Corp.	125,333	814,665
Apartment Investment & Management Co. Class A	79,559	1,976,246
Apollo Commercial Real Estate Finance, Inc.	23,002	343,880
Arbor Realty Trust, Inc. (a)	23,842	114,442
Armour Residential REIT, Inc.	96,013	678,812
Ashford Hospitality Trust, Inc. (d)	69,895	589,914
Associated Estates Realty Corp. (d)	41,987	626,446
AvalonBay Communities, Inc. (d)	79,154	10,263,899
BioMed Realty Trust, Inc. (d)	115,007	2,118,429
Boston Properties, Inc.	110,386	11,209,698
Brandywine Realty Trust (SBI) (d)	116,242	1,256,576
BRE Properties, Inc.	50,669	2,453,900
BRT Realty Trust (a)	5,568	35,969
Camden Property Trust (SBI) (d)	53,660	3,326,920
Campus Crest Communities, Inc.	19,510	206,611
Capital Trust, Inc. Class A (a)	19,793	67,296
CapLease, Inc.	46,796	188,588
Capstead Mortgage Corp.	62,774	834,894
CBL & Associates Properties, Inc. (d)	105,320	1,856,792
Cedar Shopping Centers, Inc.	35,947	171,108
Chatham Lodging Trust	11,126	134,180
Chesapeake Lodging Trust (d)	21,838	385,004
Chimera Investment Corp.	1,176,306	3,611,259
Cogdell Spencer, Inc.	38,346	162,204
Colonial Properties Trust (SBI) (d)	73,570	1,509,656
Colony Financial, Inc.	21,335	355,868
CommonWealth REIT	67,934	1,263,572
Coresite Realty Corp.	15,524	331,437
Corporate Office Properties Trust (SBI) (d)	60,016	1,471,592
Cousins Properties, Inc. (d)	85,536	632,111
Crexus Investment Corp.	50,256	560,354
CubeSmart	77,898	878,689
Cys Investments, Inc. (d)	81,827	1,110,392
DCT Industrial Trust, Inc. (d)	159,549	903,047
DDR Corp.	184,424	2,605,911
DiamondRock Hospitality Co. (d)	119,310	1,188,328
Digital Realty Trust, Inc.	76,725	5,562,563
Douglas Emmett, Inc.	89,730	1,890,611
Duke Realty LP	198,989	2,761,967
DuPont Fabros Technology, Inc. (d)	42,941	983,349
EastGroup Properties, Inc. (d)	24,180	1,165,234
Education Realty Trust, Inc. (d)	62,872	646,324
Entertainment Properties Trust (SBI) (d)	60,495	2,752,523
Equity Lifestyle Properties, Inc. (d)	31,485	2,094,067
Equity One, Inc. (d)	40,590	772,022
Equity Residential (SBI)	234,055	13,315,389
Essex Property Trust, Inc. (d)	26,848	3,758,452

	Shares	Value
Excel Trust, Inc.	30,162	$ 361,642
Extra Space Storage, Inc.	78,885	2,080,197
Federal Realty Investment Trust (SBI)	61,635	5,876,897
FelCor Lodging Trust, Inc. (a)	117,716	452,029
First Industrial Realty Trust, Inc. (a)	56,203	664,319
First Potomac Realty Trust (d)	52,713	697,393
Franklin Street Properties Corp. (d)	68,554	706,792
General Growth Properties, Inc.	364,744	5,934,385
Getty Realty Corp. (d)	23,628	401,676
Gladstone Commercial Corp.	7,566	135,204
Glimcher Realty Trust	104,869	1,038,203
Government Properties Income Trust	25,248	589,036
Gramercy Capital Corp. (a)	25,709	74,556
Hatteras Financial Corp.	62,065	1,767,611
HCP, Inc.	343,212	13,556,874
Health Care REIT, Inc.	150,000	8,166,000
Healthcare Realty Trust, Inc. (d)	51,018	1,054,542
Hersha Hospitality Trust	136,305	685,614
Highwoods Properties, Inc. (SBI)	48,585	1,554,720
Home Properties, Inc. (d)	35,000	2,017,050
Hospitality Properties Trust (SBI) (d)	90,003	2,225,774
Host Hotels & Resorts, Inc. (d)	541,818	8,549,888
Hudson Pacific Properties, Inc.	14,404	220,237
Inland Real Estate Corp.	58,987	511,417
Invesco Mortgage Capital, Inc.	96,602	1,654,792
Investors Real Estate Trust (d)	69,850	532,956
iStar Financial, Inc. (a)	71,516	504,188
Kilroy Realty Corp. (d)	54,084	2,371,043
Kimco Realty Corp. (d)	343,109	6,306,343
Kite Realty Group Trust	30,457	149,544
LaSalle Hotel Properties (SBI)	60,809	1,622,384
Lexington Corporate Properties Trust	108,388	937,556
Liberty Property Trust (SBI) (d)	90,608	3,073,423
LTC Properties, Inc.	26,907	830,350
Mack-Cali Realty Corp.	59,265	1,694,979
Medical Properties Trust, Inc.	87,853	853,931
MFA Financial, Inc.	290,341	2,119,489
Mid-America Apartment Communities, Inc.	25,121	1,566,797
Mission West Properties, Inc. (d)	38,129	381,290
Monmouth Real Estate Investment Corp. Class A	12,122	113,462
MPG Office Trust, Inc. (a)(d)	84,174	188,550
National Health Investors, Inc.	21,683	1,021,920
National Retail Properties, Inc.	63,779	1,699,710
New York Mortgage Trust, Inc. (d)	3,129	22,216
NorthStar Realty Finance Corp.	91,257	487,312
Omega Healthcare Investors, Inc. (d)	72,226	1,471,244
One Liberty Properties, Inc.	11,261	196,842
Parkway Properties, Inc.	29,977	299,470
Pebblebrook Hotel Trust	35,559	762,029
Pennsylvania Real Estate Investment Trust (SBI)	54,751	734,758
Pennymac Mortgage Investment Trust	24,225	436,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	$ 2,623,865
Plum Creek Timber Co., Inc.	155,723	6,098,113
PMC Commercial Trust	8,500	61,455
Post Properties, Inc.	41,888	1,829,249
Potlatch Corp. (d)	27,984	862,467
Prologis, Inc.	391,545	13,179,405
PS Business Parks, Inc.	16,465	1,027,745
Public Storage	111,267	14,917,567
RAIT Financial Trust	28,885	153,091
Ramco-Gershenson Properties Trust (SBI)	23,549	260,687
Rayonier, Inc. (d)	86,770	3,863,000
Realty Income Corp.	100,000	3,689,000
Redwood Trust, Inc.	60,890	704,497
Regency Centers Corp. (d)	90,033	3,852,512
Resource Capital Corp.	43,562	251,353
Retail Opportunity Investments Corp.	20,294	236,019
RLJ Lodging Trust	47,820	837,806
Rouse Properties, Inc. (a)	13,681	200,153
Rouse Properties, Inc. rights 3/16/12 (a)	13,681	0
Sabra Health Care REIT, Inc.	44,632	637,345
Saul Centers, Inc.	11,025	417,407
Senior Housing Properties Trust (SBI)	111,115	2,377,861
Simon Property Group, Inc.	237,530	32,180,564
SL Green Realty Corp.	78,146	5,943,003
Sovran Self Storage, Inc. (d)	21,775	1,034,530
Stag Industrial, Inc.	9,543	117,283
Starwood Property Trust, Inc.	73,060	1,442,204
Strategic Hotel & Resorts, Inc. (a)	120,853	752,914
Summit Hotel Properties, Inc.	27,924	257,180
Sun Communities, Inc. (d)	36,167	1,496,952
Sunstone Hotel Investors, Inc. (a)(d)	81,015	727,515
Tanger Factory Outlet Centers, Inc.	57,882	1,694,785
Taubman Centers, Inc. (d)	39,924	2,757,551
Terreno Realty Corp.	10,962	155,880
The Macerich Co. (d)	107,006	5,777,254
Two Harbors Investment Corp.	135,657	1,394,554
UDR, Inc.	154,946	3,876,749
UMH Properties, Inc.	4,692	47,389
Universal Health Realty Income Trust (SBI)	13,491	509,825
Urstadt Biddle Properties, Inc.	314	5,831
Urstadt Biddle Properties, Inc. Class A	26,585	505,647
Ventas, Inc.	223,719	12,510,366
Vornado Realty Trust	139,847	11,429,695
Washington (REIT) (SBI)	44,091	1,305,975
Weingarten Realty Investors (SBI)	85,028	2,117,197
Weyerhaeuser Co.	408,182	8,526,922
Whitestone REIT Class B	1,800	23,292
Winthrop Realty Trust	18,504	210,761
		383,435,297

	Shares	Value
Real Estate Management & Development - 0.1%
American Realty Capital Properties, Inc.	5,970	$ 67,461
AV Homes, Inc. (a)	6,188	64,788
Brookfield Properties Corp.	194,536	3,379,047
CBRE Group, Inc. (a)	220,257	4,037,311
Consolidated-Tomoka Land Co.	2,432	72,620
Forest City Enterprises, Inc. Class A (a)(d)	95,968	1,403,052
Forestar Group, Inc. (a)(d)	31,999	502,064
Howard Hughes Corp. (a)	21,592	1,199,436
Jones Lang LaSalle, Inc. (d)	31,527	2,566,613
Kennedy-Wilson Holdings, Inc.	25,602	346,139
Maui Land & Pineapple, Inc. (a)	31,310	116,786
Tejon Ranch Co. (a)(d)	11,342	331,413
The St. Joe Co. (a)(d)	64,020	1,031,362
Thomas Properties Group, Inc.	14,816	63,709
Transcontinental Realty Investors, Inc. (a)	20,697	44,706
		15,226,507
Thrifts & Mortgage Finance - 0.2%
Alliance Bancorp, Inc. of Pennsylvania	1,065	12,024
Apollo Residential Mortgage, Inc.	12,502	224,161
ASB Bancorp, Inc.	4,145	49,947
Astoria Financial Corp. (d)	69,632	611,369
Bank Mutual Corp.	56,001	220,084
BankAtlantic Bancorp, Inc. Class A (a)(d)	14,545	31,999
BankFinancial Corp.	8,862	50,070
BankUnited, Inc.	38,231	880,460
BCSB Bancorp, Inc. (a)	94	1,204
Beneficial Mutual Bancorp, Inc. (a)	34,804	315,672
Berkshire Hills Bancorp, Inc. (d)	12,304	270,565
BofI Holding, Inc. (a)	11,427	187,289
Brookline Bancorp, Inc., Delaware	86,924	797,962
Camco Financial Corp. (a)	347	791
Cape Bancorp, Inc. (a)	2,611	21,045
Capitol Federal Financial, Inc.	122,267	1,429,301
CFS Bancorp, Inc.	688	3,846
Charter Financial Corp., Georgia	1,200	11,592
Chicopee Bancorp, Inc. (a)	1,816	26,259
Citizens South Banking Corp., Delaware	4,022	17,496
Clifton Savings Bancorp, Inc.	14,989	147,342
Dime Community Bancshares, Inc.	51,879	722,156
Doral Financial Corp. (a)	159,443	223,220
ESB Financial Corp. (d)	7,915	100,916
ESSA Bancorp, Inc.	4,298	41,347
Farmer Mac Class C (non-vtg.)	8,894	177,524
First Defiance Financial Corp.	6,145	96,108
First Financial Holdings, Inc.	6,172	60,239
First Financial Northwest, Inc. (a)(d)	2,197	16,192
First PacTrust Bancorp, Inc.	4,303	50,431
Flagstar Bancorp, Inc. (a)	372,060	268,218
Flushing Financial Corp.	37,878	490,520
Fox Chase Bancorp, Inc.	14,307	178,981
Franklin Financial Corp./VA (a)	8,632	116,446
Guaranty Federal Bancshares, Inc. (a)	924	7,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	2,735	$ 31,480
Hingham Institution for Savings	1,505	78,335
Home Federal Bancorp, Inc.	1,628	16,329
Hudson City Bancorp, Inc.	361,714	2,477,741
IF Bancorp, Inc. (a)	3,112	35,570
Indiana Community Bancorp	2,264	48,902
Kaiser Federal Financial Group, Inc.	8,188	110,620
Kearny Financial Corp.	2,196	20,489
Meridian Interstate Bancorp, Inc. (a)	750	9,698
MGIC Investment Corp. (a)(d)	129,823	585,502
NASB Financial, Inc. (a)	1,203	16,686
New York Community Bancorp, Inc.	334,923	4,357,348
Northfield Bancorp, Inc. (d)	9,876	136,091
Northwest Bancshares, Inc.	92,094	1,162,226
OceanFirst Financial Corp.	5,851	80,334
Ocwen Financial Corp. (a)(d)	74,000	1,192,140
Oritani Financial Corp.	26,763	348,722
People's United Financial, Inc.	298,743	3,761,174
Peoples Federal Bancshares, Inc. (a)	1,156	18,265
Poage Bankshares, Inc.	2,365	27,316
Provident Financial Holdings, Inc.	1,385	14,279
Provident Financial Services, Inc.	56,391	774,812
Provident New York Bancorp	44,223	377,222
PVF Capital Corp. (a)	11,916	20,376
Radian Group, Inc. (d)	84,170	319,004
Riverview Bancorp, Inc. (a)	6,875	15,538
Rockville Financial, Inc.	5,182	59,852
Teche Holding Co.	130	4,863
Territorial Bancorp, Inc.	11,189	234,969
TF Financial Corp.	1,705	42,045
TFS Financial Corp. (a)	120,727	1,128,797
Timberland Bancorp, Inc. (a)	5,034	21,143
Tree.com, Inc. (a)	3,275	25,021
Trustco Bank Corp., New York	73,043	391,510
United Community Financial Corp., Ohio (a)	11,112	15,001
United Financial Bancorp, Inc.	3,272	51,861
ViewPoint Financial Group	24,223	363,103
Walker & Dunlop, Inc. (a)	10,954	136,377
Washington Federal, Inc.	81,888	1,326,586
Westfield Financial, Inc.	28,907	229,233
WSFS Financial Corp.	10,396	400,142
		28,326,547
TOTAL FINANCIALS		1,867,602,364
HEALTH CARE - 11.3%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)(d)	78,454	140,433
Acadia Pharmaceuticals, Inc. (a)	28,029	46,808

	Shares	Value
Achillion Pharmaceuticals, Inc. (a)	28,628	$ 300,594
Acorda Therapeutics, Inc. (a)	26,790	700,826
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	9,095
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	299,132
Affymax, Inc. (a)(d)	66,177	675,667
Agenus, Inc. (a)	772	2,463
Alexion Pharmaceuticals, Inc. (a)(d)	154,733	12,955,794
Alkermes PLC (a)	65,333	1,150,514
Allos Therapeutics, Inc. (a)	74,291	110,694
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	465,619
AMAG Pharmaceuticals, Inc. (a)	31,420	496,750
Amgen, Inc.	713,793	48,502,234
Amicus Therapeutics, Inc. (a)	6,651	39,773
Amylin Pharmaceuticals, Inc. (a)(d)	94,456	1,614,253
Anacor Pharmaceuticals, Inc. (a)	8,597	51,066
Anthera Pharmaceuticals, Inc. (a)	12,186	80,671
Ardea Biosciences, Inc. (a)(d)	18,307	390,305
Arena Pharmaceuticals, Inc. (a)(d)	227,861	405,593
ARIAD Pharmaceuticals, Inc. (a)	95,029	1,362,716
ArQule, Inc. (a)(d)	52,890	375,519
Array Biopharma, Inc. (a)	101,050	283,951
Astex Pharmaceuticals, Inc. (a)(d)	46,939	85,898
AVEO Pharmaceuticals, Inc. (a)	29,278	381,785
AVI BioPharma, Inc. (a)(d)	273,083	284,006
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)	40,934	190,752
Biogen Idec, Inc. (a)	191,924	22,353,388
BioMarin Pharmaceutical, Inc. (a)(d)	81,154	2,901,256
BioMimetic Therapeutics, Inc. (a)	29,891	62,173
Biosante Pharmaceuticals, Inc. (a)	72,515	56,025
Biospecifics Technologies Corp. (a)	1,441	24,958
BioTime, Inc. (a)(d)	32,076	160,059
Cardium Therapeutics, Inc. (a)(d)	185,107	53,366
Cel-Sci Corp. (a)(d)	283,400	106,417
Celgene Corp. (a)	380,085	27,869,733
Cell Therapeutics, Inc. (a)(d)	100,397	128,508
Celldex Therapeutics, Inc. (a)	29,641	112,339
Celsion Corp. (a)(d)	15,910	32,775
Cepheid, Inc. (a)(d)	45,758	1,848,166
Chelsea Therapeutics International Ltd. (a)(d)	75,408	278,256
Cleveland Biolabs, Inc. (a)(d)	16,887	61,975
Codexis, Inc. (a)	13,589	53,541
Coronado Biosciences, Inc. (a)(d)	10,731	81,770
Cubist Pharmaceuticals, Inc. (a)(d)	45,911	1,967,745
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	233,920
Cyclacel Pharmaceuticals, Inc. (a)	80,707	58,109
Cytokinetics, Inc. (a)	59,298	61,077
Cytori Therapeutics, Inc. (a)(d)	69,588	226,161
CytRx Corp. (a)	180,289	62,019
DARA BioSciences, Inc. (a)(d)	8,510	14,212
Dendreon Corp. (a)(d)	107,274	1,207,905
Discovery Laboratories, Inc. (a)	218	778
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
DUSA Pharmaceuticals, Inc. (a)	12,987	$ 62,597
Dyax Corp. (a)	58,403	87,020
Dynavax Technologies Corp. (a)(d)	131,405	551,901
Emergent BioSolutions, Inc. (a)	18,513	282,694
EntreMed, Inc. (a)	289	598
Enzon Pharmaceuticals, Inc. (a)	43,430	307,050
Exact Sciences Corp. (a)(d)	46,309	434,842
Exelixis, Inc. (a)	97,894	556,038
Galena Biopharma, Inc. (a)(d)	31,096	33,273
Genomic Health, Inc. (a)(d)	12,051	351,648
GenVec, Inc. (a)	8,140	21,978
Geron Corp. (a)	79,136	158,272
Gilead Sciences, Inc. (a)	608,734	27,697,397
GTx, Inc. (a)(d)	12,895	44,617
Halozyme Therapeutics, Inc. (a)(d)	66,038	760,097
Hemispherx Biopharma, Inc. (a)(d)	81,533	25,031
Horizon Pharma, Inc. (d)	8,364	28,856
Human Genome Sciences, Inc. (a)(d)	139,644	1,100,395
iBio, Inc. (a)	40,361	32,688
Idenix Pharmaceuticals, Inc. (a)	52,224	614,676
Idera Pharmaceuticals, Inc. (a)	7,737	9,903
ImmunoGen, Inc. (a)(d)	57,844	796,512
Immunomedics, Inc. (a)(d)	54,782	195,024
Incyte Corp. (a)(d)	82,304	1,395,876
Infinity Pharmaceuticals, Inc. (a)(d)	4,048	32,991
Inovio Pharmaceuticals, Inc. (a)	47,000	27,260
Insmed, Inc. (a)(d)	6,880	29,309
InterMune, Inc. (a)	50,243	674,261
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	35,334	473,122
Isis Pharmaceuticals, Inc. (a)(d)	64,197	584,835
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	219,392
Lexicon Pharmaceuticals, Inc. (a)(d)	133,677	227,251
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	245,963
MannKind Corp. (a)	78,574	183,863
Maxygen, Inc. (a)	47,150	258,854
Medivation, Inc. (a)(d)	25,651	1,680,397
Metabolix, Inc. (a)(d)	41,636	114,499
Micromet, Inc. (a)(d)	75,077	825,096
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	630,908
Myrexis, Inc. (a)	68,786	220,115
Myriad Genetics, Inc. (a)	62,451	1,511,314
Nabi Biopharmaceuticals (a)	35,088	65,615
Nanosphere, Inc. (a)	12,896	27,855
Neurocrine Biosciences, Inc. (a)	50,654	398,647
NewLink Genetics Corp.	4,366	36,936
Novavax, Inc. (a)(d)	79,584	101,072
NPS Pharmaceuticals, Inc. (a)(d)	67,196	458,277
OncoGenex Pharmaceuticals, Inc. (a)	5,100	81,498
Oncothyreon, Inc. (a)(d)	23,957	196,447
ONYX Pharmaceuticals, Inc. (a)(d)	47,108	1,805,179

	Shares	Value
Opexa Therapeutics, Inc. (a)	9,114	$ 8,476
Opko Health, Inc. (a)(d)	104,761	517,519
OREXIGEN Therapeutics, Inc. (a)	34,059	133,511
Osiris Therapeutics, Inc. (a)(d)	18,170	94,847
OXiGENE, Inc. (a)(d)	6,714	7,721
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	73,875
PDL BioPharma, Inc.	108,271	690,769
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	45,092
Pharmacyclics, Inc. (a)(d)	40,835	1,028,634
PharmAthene, Inc. (a)(d)	51,372	75,517
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	246,782
PROLOR Biotech, Inc. (a)	33,237	191,777
Raptor Pharmaceutical Corp. (a)(d)	12,780	89,204
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	7,194,253
Repligen Corp. (a)	5,241	23,113
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	22,973
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	615,030
Sangamo Biosciences, Inc. (a)(d)	37,246	196,286
Savient Pharmaceuticals, Inc. (a)(d)	88,045	176,970
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	131,395
Seattle Genetics, Inc. (a)(d)	83,271	1,537,183
SIGA Technologies, Inc. (a)(d)	72,968	207,959
Spectrum Pharmaceuticals, Inc. (a)(d)	36,395	516,445
StemCells, Inc. (a)(d)	14,648	16,113
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	56,799
Synageva BioPharma Corp. (a)	4,180	155,998
Synta Pharmaceuticals Corp. (a)	30,128	144,012
Targacept, Inc. (a)	18,977	129,423
Telik, Inc. (a)	11,402	1,596
Theravance, Inc. (a)(d)	51,033	954,317
Threshold Pharmaceuticals, Inc. (a)	11,685	60,645
Tranzyme, Inc.	9,317	46,958
Trius Therapeutics, Inc. (a)	7,007	35,455
United Therapeutics Corp. (a)(d)	37,819	1,805,101
Vanda Pharmaceuticals, Inc. (a)	44,094	204,596
Verastem, Inc.	400	4,640
Vertex Pharmaceuticals, Inc. (a)	191,600	7,457,072
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)	33,778	51,005
Zalicus, Inc. (a)	67,670	67,670
ZIOPHARM Oncology, Inc. (a)(d)	79,220	388,970
		203,695,313
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	618,609
Abiomed, Inc. (a)(d)	36,354	759,072
Accuray, Inc. (a)(d)	37,835	256,521
Alere, Inc. (a)	62,700	1,594,461
Align Technology, Inc. (a)(d)	92,669	2,373,253
Alphatec Holdings, Inc. (a)(d)	36,801	69,186
Analogic Corp. (d)	9,235	525,933
Angiodynamics, Inc. (a)(d)	26,377	343,429
Anika Therapeutics, Inc. (a)	4,090	46,462
Antares Pharma, Inc. (a)	25,935	65,356
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	20,678	$ 539,696
Atricure, Inc. (a)	2,192	22,358
Atrion Corp.	530	109,180
Bacterin International Holdings, Inc. (a)	9,747	28,851
Baxter International, Inc.	469,167	27,272,678
Becton, Dickinson & Co.	163,254	12,443,220
BioLase Technology, Inc. (d)	23,962	65,177
Boston Scientific Corp. (a)	1,310,092	8,148,772
BSD Medical Corp. (a)(d)	46,363	101,535
C. R. Bard, Inc.	65,241	6,107,862
Cantel Medical Corp.	32,623	658,658
Cardica, Inc. (a)	23,778	48,032
Cardiovascular Systems, Inc. (a)(d)	5,726	51,820
CareFusion Corp. (a)	165,874	4,281,208
Cerus Corp. (a)(d)	38,690	145,474
Conceptus, Inc. (a)(d)	26,951	363,030
CONMED Corp.	19,521	582,507
Covidien PLC	384,638	20,097,336
Cryolife, Inc. (a)	20,961	114,237
Cutera, Inc. (a)	15,449	144,448
Cyberonics, Inc. (a)(d)	26,017	968,613
Cynosure, Inc. Class A (a)	6,957	123,765
Delcath Systems, Inc. (a)(d)	119,898	522,755
DENTSPLY International, Inc. (d)	140,521	5,435,352
Derma Sciences, Inc. (a)	2,779	24,372
DexCom, Inc. (a)(d)	65,323	704,835
DynaVox, Inc. Class A (a)	5,368	17,017
Edwards Lifesciences Corp. (a)(d)	102,152	7,470,376
Endologix, Inc. (a)(d)	30,670	405,764
Exactech, Inc. (a)(d)	3,102	49,291
Fonar Corp. (a)	719	1,438
Gen-Probe, Inc. (a)	34,362	2,346,237
Genmark Diagnostics, Inc. (a)	4,700	19,552
Greatbatch, Inc. (a)(d)	22,320	552,420
Haemonetics Corp. (a)(d)	17,372	1,164,445
Hansen Medical, Inc. (a)(d)	48,696	155,340
Hill-Rom Holdings, Inc.	45,276	1,538,026
Hologic, Inc. (a)	188,071	3,898,712
ICU Medical, Inc. (a)(d)	17,344	795,743
IDEXX Laboratories, Inc. (a)	44,087	3,780,460
Insulet Corp. (a)(d)	24,061	474,483
Integra LifeSciences Holdings Corp. (a)(d)	14,197	448,625
Intuitive Surgical, Inc. (a)	32,467	16,610,767
Invacare Corp.	28,414	469,115
IRIS International, Inc. (a)	20,459	228,527
IVAX Diagnostics, Inc. (a)	3,094	1,547
Kensey Nash Corp.	22,159	500,350
Kewaunee Scientific Corp.	1,376	11,380
LeMaitre Vascular, Inc.	3,845	21,532
Mako Surgical Corp. (a)(d)	32,106	1,255,345
Masimo Corp. (a)(d)	36,398	793,476

	Shares	Value
Medical Action Industries, Inc. (a)	12,909	$ 69,967
Medtronic, Inc.	850,420	32,418,010
MELA Sciences, Inc. (a)(d)	32,214	148,829
Meridian Bioscience, Inc. (d)	35,455	638,899
Merit Medical Systems, Inc. (a)	29,543	369,878
Misonix, Inc. (a)	2,579	5,106
Natus Medical, Inc. (a)	24,629	257,866
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	343,338
Neogen Corp. (a)(d)	25,237	875,724
NuVasive, Inc. (a)	28,061	440,277
NxStage Medical, Inc. (a)(d)	42,830	856,600
OraSure Technologies, Inc. (a)	22,681	227,490
Orthofix International NV (a)	16,427	644,103
Palomar Medical Technologies, Inc. (a)	15,820	174,653
Quidel Corp. (a)(d)	34,466	488,728
ResMed, Inc. (a)(d)	157,117	4,603,528
Retractable Technologies, Inc. (a)	5,248	6,298
Rockwell Medical Technologies, Inc. (a)	2,069	19,635
RTI Biologics, Inc. (a)	29,474	109,054
Sirona Dental Systems, Inc. (a)	39,958	1,993,904
Solta Medical, Inc. (a)	20,912	59,390
SonoSite, Inc. (a)	19,011	1,025,073
St. Jude Medical, Inc.	262,641	11,062,439
Staar Surgical Co. (a)(d)	15,788	164,669
Stereotaxis, Inc. (a)(d)	24,530	18,765
Steris Corp.	36,700	1,151,646
Stryker Corp.	227,565	12,206,587
SurModics, Inc. (a)	19,525	277,255
Symmetry Medical, Inc. (a)	29,367	212,617
Synergetics USA, Inc. (a)	3,622	22,819
Teleflex, Inc.	29,057	1,722,208
The Cooper Companies, Inc.	33,711	2,679,350
The Spectranetics Corp. (a)	29,169	226,351
Theragenics Corp. (a)	1,117	1,776
ThermoGenesis Corp. (a)(d)	15,844	16,002
Thoratec Corp. (a)(d)	42,041	1,450,415
Unilife Corp. (a)(d)	50,575	187,633
Urologix, Inc. (a)(d)	3,267	4,508
Uroplasty, Inc. (a)	1,597	4,408
Varian Medical Systems, Inc. (a)(d)	87,245	5,692,736
Vascular Solutions, Inc. (a)	2,125	22,291
Vermillion, Inc. (a)	5,249	6,929
Volcano Corp. (a)(d)	37,240	1,043,837
West Pharmaceutical Services, Inc. (d)	23,198	965,037
Wright Medical Group, Inc. (a)(d)	29,686	491,600
Young Innovations, Inc.	2,156	65,219
Zeltiq Aesthetics, Inc. (d)	6,038	66,901
Zimmer Holdings, Inc.	143,847	8,738,705
Zoll Medical Corp. (a)(d)	18,652	1,364,394
		234,411,468
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	2,518	35,227
Accretive Health, Inc. (a)(d)	27,886	724,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	286,858	$ 13,413,480
Air Methods Corp. (a)(d)	12,386	1,117,589
Alliance Healthcare Services, Inc. (a)(d)	85,702	116,555
Almost Family, Inc. (a)(d)	9,932	227,244
Amedisys, Inc. (a)(d)	19,251	247,375
AMERIGROUP Corp. (a)(d)	35,313	2,398,812
AmerisourceBergen Corp.	233,877	8,735,306
AMN Healthcare Services, Inc. (a)	51,175	273,275
AmSurg Corp. (a)	25,500	666,315
Assisted Living Concepts, Inc. Class A	16,849	270,426
Bio-Reference Laboratories, Inc. (a)(d)	31,917	642,808
BioScrip, Inc. (a)(d)	41,738	264,619
Brookdale Senior Living, Inc. (a)(d)	84,038	1,566,468
Capital Senior Living Corp. (a)	26,619	228,125
Cardinal Health, Inc.	261,307	10,857,306
CardioNet, Inc. (a)	34,161	108,974
Catalyst Health Solutions, Inc. (a)	31,805	1,972,546
Centene Corp. (a)(d)	35,301	1,722,689
Chemed Corp.	14,268	882,048
Chindex International, Inc. (a)(d)	9,187	85,715
CIGNA Corp.	215,000	9,483,650
Community Health Systems, Inc. (a)	81,813	2,064,960
Conmed Healthcare Management, Inc. (a)	5,109	18,801
Corvel Corp. (a)	8,848	401,168
Coventry Health Care, Inc. (a)(d)	155,796	5,092,971
Cross Country Healthcare, Inc. (a)	29,137	164,915
DaVita, Inc. (a)	70,363	6,089,918
Emeritus Corp. (a)(d)	17,838	329,289
ExamWorks Group, Inc. (a)(d)	17,147	176,957
Express Scripts, Inc. (a)(d)	368,167	19,634,346
Five Star Quality Care, Inc. (a)	32,241	114,133
Gentiva Health Services, Inc. (a)(d)	24,132	189,436
Hanger Orthopedic Group, Inc. (a)(d)	27,160	561,940
HCA Holdings, Inc.	120,808	3,221,949
Health Management Associates, Inc. Class A (a)	180,959	1,335,477
Health Net, Inc. (a)	67,297	2,539,789
HealthSouth Corp. (a)(d)	69,496	1,414,939
Healthways, Inc. (a)	33,821	268,877
Henry Schein, Inc. (a)(d)	71,206	5,270,668
HMS Holdings Corp. (a)(d)	61,425	1,979,114
Hooper Holmes, Inc. (a)	6,267	4,378
Humana, Inc.	138,379	12,052,811
IPC The Hospitalist Co., Inc. (a)	20,567	748,022
Kindred Healthcare, Inc. (a)(d)	37,371	384,548
Laboratory Corp. of America Holdings (a)(d)	83,669	7,521,006
Landauer, Inc.	14,935	801,113
LCA-Vision, Inc. (a)	10,358	89,286
LHC Group, Inc. (a)	12,810	218,026

	Shares	Value
LifePoint Hospitals, Inc. (a)(d)	38,142	$ 1,486,394
Lincare Holdings, Inc. (d)	67,736	1,819,389
Magellan Health Services, Inc. (a)	25,186	1,190,290
McKesson Corp.	205,993	17,202,475
Medcath Corp. (a)	2,958	22,954
Medco Health Solutions, Inc. (a)	314,026	21,225,017
MEDNAX, Inc. (a)(d)	44,058	3,277,475
Metropolitan Health Networks, Inc. (a)	12,700	106,172
MModal, Inc. (a)	39,028	401,598
Molina Healthcare, Inc. (a)(d)	19,589	665,242
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,156,056
National Healthcare Corp.	6,159	276,046
NeoStem, Inc. (a)	41,470	23,638
Omnicare, Inc.	82,306	2,895,525
Owens & Minor, Inc.	43,454	1,301,882
Patterson Companies, Inc.	71,822	2,292,558
PDI, Inc. (a)	1,365	9,446
PharMerica Corp. (a)	29,176	357,698
Providence Service Corp. (a)	13,245	199,337
PSS World Medical, Inc. (a)(d)	39,096	947,296
Quest Diagnostics, Inc.	140,542	8,158,463
RadNet, Inc. (a)	27,076	80,957
Select Medical Holdings Corp. (a)	37,877	318,924
Sharps Compliance Corp. (a)	5,184	20,269
Skilled Healthcare Group, Inc. (a)	27,157	177,335
SRI/Surgical Express, Inc. (a)	774	2,941
Sun Healthcare Group, Inc. (a)	15,191	67,752
Sunrise Senior Living, Inc. (a)(d)	31,316	242,386
Team Health Holdings, Inc. (a)	29,804	646,449
Tenet Healthcare Corp. (a)	398,929	2,253,949
The Ensign Group, Inc.	5,658	155,086
Triple-S Management Corp. (a)(d)	20,220	478,607
U.S. Physical Therapy, Inc.	11,240	213,672
UnitedHealth Group, Inc.	855,641	47,701,986
Universal American Spin Corp. (a)	33,569	380,672
Universal Health Services, Inc. Class B	64,910	2,895,635
Vanguard Health Systems, Inc. (a)	30,455	303,332
VCA Antech, Inc. (a)(d)	61,414	1,350,494
Wellcare Health Plans, Inc. (a)(d)	37,775	2,563,412
WellPoint, Inc.	286,095	18,776,415
		272,375,370
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	134,782	2,603,988
athenahealth, Inc. (a)(d)	25,730	1,818,339
Authentidate Holding Corp. (a)	1,633	1,061
Cerner Corp. (a)(d)	107,829	7,961,015
Computer Programs & Systems, Inc. (d)	21,937	1,334,647
Epocrates, Inc. (a)	10,933	101,677
Greenway Medical Technologies	5,301	78,455
HealthStream, Inc. (a)(d)	13,800	281,934
MedAssets, Inc. (a)	31,551	450,548
Medidata Solutions, Inc. (a)(d)	25,864	515,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Merge Healthcare, Inc. (a)	32,622	$ 213,022
Omnicell, Inc. (a)(d)	25,141	375,104
Quality Systems, Inc.	27,774	1,190,671
Transcend Services, Inc. (a)(d)	6,174	132,741
		17,058,930
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	55,779	232,598
Agilent Technologies, Inc.	263,842	11,508,788
Albany Molecular Research, Inc. (a)	23,897	65,478
Apricus Biosciences, Inc. (a)	18,211	62,282
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,708,791
Biodelivery Sciences International, Inc. (a)	3,338	7,544
Bruker BioSciences Corp. (a)	65,927	1,056,810
Cambrex Corp. (a)	18,522	123,357
Charles River Laboratories International, Inc. (a)	42,610	1,496,889
Complete Genomics, Inc. (a)(d)	7,109	26,445
Covance, Inc. (a)(d)	43,017	2,053,201
Enzo Biochem, Inc. (a)	14,697	37,918
eResearchTechnology, Inc. (a)	54,275	346,275
Fluidigm Corp. (a)	3,871	55,820
Furiex Pharmaceuticals, Inc. (a)	9,211	166,166
Harvard Bioscience, Inc. (a)	675	2,801
Illumina, Inc. (a)(d)	116,750	5,983,438
Life Technologies Corp. (a)(d)	150,316	7,111,450
Luminex Corp. (a)(d)	39,871	895,901
Medtox Scientific, Inc. (a)	654	10,137
Mettler-Toledo International, Inc. (a)(d)	24,159	4,355,385
Pacific Biosciences of California, Inc. (a)(d)	28,978	120,838
PAREXEL International Corp. (a)	52,568	1,286,865
PerkinElmer, Inc.	78,650	2,123,550
pSivida Corp. (a)	25,265	54,067
Sequenom, Inc. (a)(d)	88,233	381,167
SeraCare Life Sciences, Inc. (a)	4,298	17,063
Strategic Diagnostics, Inc. (a)	2,665	5,410
Techne Corp.	26,162	1,872,938
Thermo Fisher Scientific, Inc.	303,487	17,183,434
Waters Corp. (a)	67,094	6,011,622
		66,364,428
Pharmaceuticals - 4.8%
Abbott Laboratories	1,235,457	69,939,221
Acura Pharmaceuticals, Inc. (a)(d)	2,885	9,347
Akorn, Inc. (a)(d)	43,869	549,679
Alexza Pharmaceuticals, Inc. (a)(d)	85,991	53,744
Alimera Sciences, Inc. (a)	3,741	14,066
Allergan, Inc.	247,302	22,155,786
Ampio Pharmaceuticals, Inc. (a)(d)	6,057	23,380
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	746,612

	Shares	Value
AVANIR Pharmaceuticals Class A (a)	65,547	$ 180,910
Biodel, Inc. (a)	32,439	20,599
Bristol-Myers Squibb Co.	1,387,197	44,626,127
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	164,366
Cempra, Inc.	5,499	41,243
ChemoCentryx, Inc.	1,737	17,787
Columbia Laboratories, Inc. (a)	42,578	28,101
Corcept Therapeutics, Inc. (a)	36,105	141,893
Cornerstone Therapeutics, Inc. (a)	7,737	44,410
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	56,763
DepoMed, Inc. (a)(d)	31,971	201,098
Durect Corp. (a)	93,293	69,037
Echo Therapeutics, Inc. (a)(d)	20,093	37,172
Eli Lilly & Co.	764,434	29,996,390
Endo Pharmaceuticals Holdings, Inc. (a)(d)	100,446	3,723,533
Endocyte, Inc.	47,373	168,174
Forest Laboratories, Inc. (a)	229,448	7,461,649
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	513,691
Hospira, Inc. (a)(d)	164,444	5,857,495
Impax Laboratories, Inc. (a)(d)	46,165	1,077,953
Ista Pharmaceuticals, Inc. (a)(d)	34,715	287,440
Jazz Pharmaceuticals PLC (a)	17,296	907,521
Johnson & Johnson	2,195,262	142,867,651
KV Pharmaceutical Co. Class A (a)(d)	106,840	148,508
Lannett Co., Inc. (a)	27,670	114,277
MAP Pharmaceuticals, Inc. (a)	12,387	198,811
Medicis Pharmaceutical Corp. Class A (d)	44,858	1,567,339
Merck & Co., Inc.	2,453,258	93,640,858
Mylan, Inc. (a)	369,805	8,668,229
Nektar Therapeutics (a)(d)	110,915	795,261
NuPathe, Inc. (a)	18,258	54,957
Obagi Medical Products, Inc. (a)	21,864	248,156
Omeros Corp. (a)	4,428	30,110
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	300,092
Pacira Pharmaceuticals, Inc.	9,810	104,967
Pain Therapeutics, Inc. (a)(d)	34,536	126,747
Par Pharmaceutical Companies, Inc. (a)	24,023	891,494
Pernix Therapeutics Holdings, Inc. (a)	5,833	50,280
Perrigo Co.	63,753	6,570,384
Pfizer, Inc.	6,153,479	129,838,407
Pozen, Inc. (a)	23,223	101,252
Questcor Pharmaceuticals, Inc. (a)(d)	48,551	1,888,634
Repros Therapeutics, Inc. (a)	12,895	54,159
Sagent Pharmaceuticals, Inc.	10,801	234,274
Salix Pharmaceuticals Ltd. (a)(d)	38,646	1,906,021
Santarus, Inc. (a)	23,487	106,161
Somaxon Pharmaceuticals, Inc. (a)	52,262	31,880
Synthetic Biologics, Inc. (a)	9,114	20,051
The Medicines Company (a)	52,840	1,132,361
Transcept Pharmaceuticals, Inc. (a)	2,494	20,825
Ventrus Biosciences, Inc. (a)	5,603	59,840
ViroPharma, Inc. (a)(d)	55,566	1,781,446
Vivus, Inc. (a)(d)	63,327	1,424,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	129,721	$ 2,170,232
Watson Pharmaceuticals, Inc. (a)	97,907	5,709,936
XenoPort, Inc. (a)	33,327	133,308
Zogenix, Inc. (a)	31,169	71,065
		592,178,018
TOTAL HEALTH CARE		1,386,083,527
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
AAR Corp. (d)	29,755	656,098
AeroVironment, Inc. (a)(d)	13,243	377,161
Alliant Techsystems, Inc.	23,292	1,397,520
American Science & Engineering, Inc.	13,204	959,931
API Technologies Corp. (a)	22,349	84,703
Ascent Solar Technologies, Inc. (a)	33,082	25,142
Astronics Corp. (a)	4,574	152,909
BE Aerospace, Inc. (a)	69,691	3,194,635
Ceradyne, Inc.	17,193	531,436
Cubic Corp.	13,440	642,432
Curtiss-Wright Corp. (d)	35,352	1,313,327
DigitalGlobe, Inc. (a)	20,614	317,043
Ducommun, Inc.	15,643	238,869
EDAC Technologies Corp. (a)	2,262	23,525
Esterline Technologies Corp. (a)(d)	21,459	1,393,762
Exelis, Inc.	137,844	1,448,740
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	536,682
General Dynamics Corp.	231,403	16,945,642
GeoEye, Inc. (a)(d)	17,908	362,995
Goodrich Corp.	101,105	12,736,197
HEICO Corp. Class A (d)	25,642	1,022,603
Hexcel Corp. (a)(d)	68,067	1,720,053
Honeywell International, Inc.	580,063	34,554,353
Huntington Ingalls Industries, Inc. (a)	32,670	1,172,200
Innovative Solutions & Support, Inc. (a)	20,271	86,557
KEYW Holding Corp. (a)(d)	13,887	98,598
Kratos Defense & Security Solutions, Inc. (a)	25,078	159,747
L-3 Communications Holdings, Inc.	80,666	5,666,787
LMI Aerospace, Inc. (a)	6,877	139,947
Lockheed Martin Corp.	217,998	19,273,203
Moog, Inc. Class A (a)(d)	29,482	1,294,555
National Presto Industries, Inc.	4,216	365,063
Northrop Grumman Corp.	200,685	12,002,970
Orbital Sciences Corp. (a)(d)	39,974	561,635
Precision Castparts Corp.	117,640	19,696,465
Raytheon Co.	298,668	15,088,707
Rockwell Collins, Inc.	116,948	6,933,847
Sparton Corp. (a)	2,579	24,294

	Shares	Value
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	83,434	$ 1,999,079
Sypris Solutions, Inc. (a)	2,772	10,450
Taser International, Inc. (a)(d)	58,908	237,399
Teledyne Technologies, Inc. (a)(d)	25,240	1,504,304
Textron, Inc.	249,615	6,866,909
The Boeing Co.	535,144	40,109,043
TransDigm Group, Inc. (a)	39,452	4,686,503
Triumph Group, Inc.	32,470	2,071,586
United Technologies Corp.	634,327	53,201,005
		273,886,611
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	62,170	337,583
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	1,858,530
C.H. Robinson Worldwide, Inc.	126,390	8,363,226
Expeditors International of Washington, Inc.	169,939	7,414,439
FedEx Corp.	235,769	21,216,852
Forward Air Corp.	23,667	796,868
Hub Group, Inc. Class A (a)(d)	25,258	899,943
Pacer International, Inc. (a)(d)	29,688	163,878
Park-Ohio Holdings Corp. (a)	3,535	66,281
Radiant Logistics, Inc. (a)	14,104	32,439
United Parcel Service, Inc. Class B	549,869	42,279,427
UTI Worldwide, Inc.	71,523	1,154,381
XPO Logistics, Inc. (a)	5,264	88,277
		84,672,124
Airlines - 0.2%
Alaska Air Group, Inc. (a)	25,753	1,765,883
Allegiant Travel Co. (a)(d)	21,060	1,052,579
Delta Air Lines, Inc. (a)	696,399	6,831,674
Hawaiian Holdings, Inc. (a)	37,702	200,198
JetBlue Airways Corp. (a)(d)	168,034	856,973
Pinnacle Airlines Corp. (a)	11,387	13,323
Republic Airways Holdings, Inc. (a)	81,894	434,857
SkyWest, Inc. (d)	37,944	433,320
Southwest Airlines Co.	603,928	5,423,273
Spirit Airlines, Inc. (a)	15,904	310,605
United Continental Holdings, Inc. (a)(d)	250,567	5,174,209
US Airways Group, Inc. (a)	117,312	869,282
		23,366,176
Building Products - 0.2%
A.O. Smith Corp.	33,683	1,521,124
AAON, Inc.	30,814	571,600
Ameresco, Inc. Class A (a)	38,199	538,224
American Woodmark Corp.	6,981	99,200
Apogee Enterprises, Inc.	33,247	441,188
Armstrong World Industries, Inc. (a)(d)	15,342	785,817
Builders FirstSource, Inc. (a)	22,494	68,157
Fortune Brands Home & Security, Inc. (a)	128,056	2,476,603
Gibraltar Industries, Inc. (a)	39,553	546,622
Griffon Corp.	38,833	415,125
Insteel Industries, Inc.	16,775	210,694
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc. (d)	34,295	$ 1,341,963
Masco Corp. (d)	257,162	3,055,085
NCI Building Systems, Inc. (a)(d)	16,002	193,624
Owens Corning (a)	116,435	3,685,168
Quanex Building Products Corp.	24,300	413,343
Simpson Manufacturing Co. Ltd. (d)	27,187	810,716
Trex Co., Inc. (a)(d)	11,686	314,704
Universal Forest Products, Inc. (d)	19,011	611,014
USG Corp. (a)(d)	46,968	669,294
		18,769,265
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,205	31,890
ABM Industries, Inc. (d)	32,787	744,265
ACCO Brands Corp. (a)(d)	34,948	412,386
Acorn Energy, Inc.	7,981	65,843
American Reprographics Co. (a)(d)	46,203	243,952
Asset Acceptance Capital Corp. (a)	10,832	50,802
Asta Funding, Inc.	4,468	35,208
Avery Dennison Corp.	88,769	2,707,455
Casella Waste Systems, Inc. Class A (a)(d)	50,882	333,277
Cenveo, Inc. (a)(d)	56,923	222,000
Cintas Corp.	89,845	3,464,423
Clean Harbors, Inc. (a)	33,813	2,270,881
Consolidated Graphics, Inc. (a)	12,018	561,120
Copart, Inc. (a)	58,019	2,888,186
Corrections Corp. of America (a)(d)	88,360	2,214,302
Courier Corp.	15,678	169,009
Covanta Holding Corp.	92,025	1,502,768
Deluxe Corp. (d)	54,408	1,342,245
Encore Capital Group, Inc. (a)(d)	16,160	360,045
EnergySolutions, Inc. (a)(d)	104,471	439,823
EnerNOC, Inc. (a)	15,233	119,884
Ennis, Inc.	21,290	356,820
Fuel Tech, Inc. (a)	21,725	134,478
G&K Services, Inc. Class A	10,202	340,033
Healthcare Services Group, Inc.	45,556	887,431
Heritage-Crystal Clean, Inc. (a)	2,763	61,090
Herman Miller, Inc.	40,346	847,266
HNI Corp.	36,970	934,602
InnerWorkings, Inc. (a)(d)	28,532	325,265
Interface, Inc. Class A	44,100	540,225
Intersections, Inc.	7,586	88,529
Iron Mountain, Inc. (d)	166,503	5,169,918
KAR Auction Services, Inc. (a)	32,774	526,678
Kimball International, Inc. Class B	16,142	99,435
Knoll, Inc.	32,235	497,064
McGrath RentCorp.	17,562	557,594
Metalico, Inc. (a)(d)	41,543	208,546
Mine Safety Appliances Co.	26,951	993,414
Mobile Mini, Inc. (a)(d)	24,084	520,214

	Shares	Value
Multi-Color Corp.	7,946	$ 173,779
NL Industries, Inc.	5,468	80,926
Perma-Fix Environmental Services, Inc. (a)	34,689	57,931
Pitney Bowes, Inc. (d)	142,010	2,574,641
Portfolio Recovery Associates, Inc. (a)(d)	11,960	833,971
Quad/Graphics, Inc.	18,905	283,008
R.R. Donnelley & Sons Co. (d)	148,125	2,047,088
Republic Services, Inc.	262,346	7,825,781
Rollins, Inc. (d)	56,964	1,154,091
Schawk, Inc. Class A	4,209	46,594
Standard Parking Corp. (a)(d)	5,698	102,849
Standard Register Co. (d)	6,365	9,993
Steelcase, Inc. Class A (d)	74,937	657,947
Stericycle, Inc. (a)(d)	61,330	5,321,604
Swisher Hygiene, Inc. (Canada) (a)(d)	59,712	176,151
Sykes Enterprises, Inc. (a)	30,728	423,432
Team, Inc. (a)	18,138	555,023
Tetra Tech, Inc. (a)(d)	44,643	1,096,432
The Brink's Co. (d)	40,696	1,027,574
The Geo Group, Inc. (a)(d)	57,559	1,013,614
TMS International Corp.	14,898	177,286
TRC Companies, Inc. (a)(d)	4,541	23,477
Unifirst Corp. Massachusetts	12,480	749,798
United Stationers, Inc.	31,409	912,117
US Ecology, Inc.	25,366	478,656
Viad Corp.	19,833	385,950
Virco Manufacturing Co.	2,682	5,498
Waste Connections, Inc.	87,111	2,832,850
Waste Management, Inc. (d)	318,741	11,149,560
		75,445,987
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	90,995	2,124,733
Aegion Corp. (a)(d)	27,214	479,239
Argan, Inc.	3,060	45,869
Comfort Systems USA, Inc.	43,738	500,363
Dycom Industries, Inc. (a)	25,959	552,408
EMCOR Group, Inc.	48,972	1,361,422
Fluor Corp.	136,998	8,285,639
Foster Wheeler AG (a)	88,503	2,179,829
Furmanite Corp. (a)	17,662	128,933
Granite Construction, Inc. (d)	31,641	904,933
Great Lakes Dredge & Dock Corp.	39,072	277,020
Integrated Electrical Services, Inc. (a)(d)	12,011	30,508
Jacobs Engineering Group, Inc. (a)(d)	100,035	4,623,618
KBR, Inc.	110,721	4,021,387
Layne Christensen Co. (a)	15,356	371,462
MasTec, Inc. (a)	48,062	845,411
Michael Baker Corp. (a)	6,265	151,174
MYR Group, Inc. (a)	25,270	506,158
Northwest Pipe Co. (a)(d)	12,188	298,362
Orion Marine Group, Inc. (a)	15,813	115,435
Pike Electric Corp. (a)	14,023	125,225
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	17,623	$ 271,042
Quanta Services, Inc. (a)	153,212	3,202,131
Shaw Group, Inc. (a)	55,953	1,619,280
Sterling Construction Co., Inc. (a)(d)	25,870	268,272
Tutor Perini Corp. (a)	24,002	378,752
UniTek Global Services, Inc. (a)	10,175	42,023
URS Corp. (d)	61,309	2,676,138
		36,386,766
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	96,963	174,533
Active Power, Inc. (a)	52,517	36,757
Acuity Brands, Inc. (d)	30,960	1,925,402
Allied Motion Technologies, Inc.	4,209	30,094
Altair Nanotechnologies, Inc. (a)(d)	63,623	43,900
American Superconductor Corp. (a)(d)	110,872	496,707
AMETEK, Inc.	141,837	6,751,441
AZZ, Inc.	12,314	618,163
Babcock & Wilcox Co. (a)	97,803	2,517,449
Belden, Inc.	33,652	1,328,244
Brady Corp. Class A	41,502	1,325,989
Broadwind Energy, Inc. (a)	72,530	45,687
Capstone Turbine Corp. (a)(d)	582,341	646,399
Coleman Cable, Inc. (a)(d)	5,164	58,715
Cooper Industries PLC Class A	121,848	7,459,535
Emerson Electric Co.	594,548	29,911,710
Encore Wire Corp.	23,059	671,709
EnerSys (a)(d)	36,086	1,211,768
Espey Manufacturing & Electronics Corp.	2,015	49,247
Franklin Electric Co., Inc. (d)	17,393	869,824
FuelCell Energy, Inc. (a)(d)	246,058	366,626
Generac Holdings, Inc. (a)	30,944	787,215
General Cable Corp. (a)(d)	39,737	1,230,655
Global Power Equipment Group, Inc. (a)	10,454	253,510
GrafTech International Ltd. (a)	132,891	1,689,045
Hubbell, Inc. Class B	39,086	2,940,049
II-VI, Inc. (a)(d)	36,783	860,354
LSI Industries, Inc.	16,481	113,884
MagneTek, Inc. (a)	2,664	36,603
Nexxus Lighting, Inc. (a)	1,806	2,005
Ocean Power Technologies, Inc. (a)(d)	5,875	19,681
Plug Power, Inc. (a)(d)	38,179	84,757
Polypore International, Inc. (a)(d)	32,865	1,351,409
Powell Industries, Inc. (a)(d)	7,721	253,172
PowerSecure International, Inc. (a)(d)	20,869	125,005
Preformed Line Products Co.	1,689	111,592
Regal-Beloit Corp. (d)	26,752	1,805,760
Rockwell Automation, Inc.	117,791	9,420,924
Roper Industries, Inc. (d)	74,094	6,781,083
Satcon Technology Corp. (a)(d)	75,540	37,770
SL Industries, Inc. (a)	2,156	37,191
Thermon Group Holdings, Inc.	10,097	203,354

	Shares	Value
Thomas & Betts Corp. (a)	37,135	$ 2,682,261
Ultralife Corp. (a)	13,410	66,111
Valence Technology, Inc. (a)(d)	105,179	97,816
Vicor Corp.	10,982	89,174
		87,620,279
Industrial Conglomerates - 2.1%
3M Co.	518,960	45,460,896
Carlisle Companies, Inc. (d)	43,210	2,108,648
Danaher Corp.	462,943	24,457,279
General Electric Co.	8,440,000	160,782,000
Raven Industries, Inc. (d)	15,000	945,750
Seaboard Corp. (a)(d)	249	476,367
Standex International Corp.	10,804	412,821
Tyco International Ltd.	358,852	18,595,711
		253,239,472
Machinery - 2.5%
Accuride Corp. (a)	79,004	628,082
Actuant Corp. Class A (d)	48,056	1,353,738
Adept Technology, Inc. (a)	584	2,365
AGCO Corp. (a)(d)	70,548	3,642,393
Alamo Group, Inc.	14,374	386,229
Albany International Corp. Class A	29,462	704,731
Altra Holdings, Inc. (a)	19,022	370,739
American Railcar Industries, Inc. (a)	11,797	348,012
Ampco-Pittsburgh Corp.	10,414	220,881
Astec Industries, Inc. (a)(d)	12,338	468,227
Barnes Group, Inc.	31,261	865,930
Blount International, Inc. (a)	31,486	539,985
Briggs & Stratton Corp.	42,488	719,747
Cascade Corp.	11,310	602,144
Caterpillar, Inc.	464,889	53,094,973
Chart Industries, Inc. (a)(d)	21,388	1,462,725
CIRCOR International, Inc.	13,068	432,681
CLARCOR, Inc.	35,686	1,801,072
Colfax Corp. (a)(d)	35,245	1,199,035
Columbus McKinnon Corp. (NY Shares) (a)	26,972	449,084
Commercial Vehicle Group, Inc. (a)	77,079	931,885
Crane Co.	35,717	1,734,775
Cummins, Inc.	142,433	17,173,147
Deere & Co.	321,573	26,668,049
Donaldson Co., Inc.	51,141	3,755,284
Douglas Dynamics, Inc.	12,103	157,339
Dover Corp.	158,638	10,156,005
Dynamic Materials Corp.	12,763	284,743
Eastern Co.	943	18,106
Eaton Corp.	258,323	13,481,877
Energy Recovery, Inc. (a)(d)	81,715	175,687
EnPro Industries, Inc. (a)(d)	22,235	840,705
ESCO Technologies, Inc. (d)	20,247	724,640
Federal Signal Corp. (a)(d)	80,990	380,653
Flow International Corp. (a)(d)	30,791	123,164
Flowserve Corp.	41,509	4,921,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
FreightCar America, Inc.	19,411	$ 536,714
Gardner Denver, Inc.	36,882	2,533,056
Gorman-Rupp Co. (d)	14,200	409,954
Graco, Inc.	43,224	2,212,204
Graham Corp.	12,124	282,853
Greenbrier Companies, Inc. (a)(d)	15,464	390,930
Hardinge, Inc.	12,474	122,619
Harsco Corp.	57,382	1,275,602
Hurco Companies, Inc. (a)	3,319	79,092
IDEX Corp.	58,989	2,465,740
Illinois Tool Works, Inc.	345,543	19,243,290
Ingersoll-Rand PLC	273,625	10,912,165
ITT Corp.	114,023	2,844,874
John Bean Technologies Corp.	23,559	406,864
Joy Global, Inc.	93,181	8,103,020
Kadant, Inc. (a)	18,429	402,489
Kaydon Corp.	29,963	1,127,208
Kennametal, Inc. (d)	57,964	2,670,401
L.B. Foster Co. Class A	10,636	313,230
Lincoln Electric Holdings, Inc.	88,988	4,110,356
Lindsay Corp.	10,287	674,724
Lydall, Inc. (a)	9,770	89,005
Manitowoc Co., Inc.	95,250	1,499,235
Meritor, Inc. (a)	87,590	649,042
Met-Pro Corp.	5,616	49,814
Middleby Corp. (a)(d)	16,713	1,633,529
Miller Industries, Inc.	10,768	170,565
Mueller Industries, Inc.	27,692	1,273,832
Mueller Water Products, Inc. Class A	87,385	259,533
NACCO Industries, Inc. Class A	5,119	500,638
Navistar International Corp. (a)	55,357	2,312,815
NN, Inc. (a)(d)	12,121	108,362
Nordson Corp.	45,409	2,496,133
Omega Flex, Inc. (a)	258	4,069
Oshkosh Truck Corp. (a)	75,655	1,763,518
PACCAR, Inc.	301,814	13,886,462
Pall Corp.	84,786	5,379,672
Parker Hannifin Corp.	124,049	11,140,841
Pentair, Inc. (d)	68,772	2,647,722
PMFG, Inc. (a)	15,367	252,172
RBC Bearings, Inc. (a)(d)	21,831	993,529
Robbins & Myers, Inc.	32,129	1,568,216
Sauer-Danfoss, Inc. (a)	13,027	705,282
Snap-On, Inc.	40,414	2,470,508
SPX Corp.	36,737	2,686,944
Stanley Black & Decker, Inc.	128,823	9,893,606
Sun Hydraulics Corp.	19,343	635,611
Tecumseh Products Co. Class A (non-vtg.) (a)	18,712	85,888
Tennant Co.	13,999	574,519
Terex Corp. (a)	80,585	2,046,053

	Shares	Value
Timken Co.	55,895	$ 2,928,898
Titan International, Inc.	31,894	785,868
Toro Co. (d)	24,680	1,671,823
TriMas Corp. (a)(d)	21,882	530,201
Trinity Industries, Inc. (d)	57,002	1,981,390
Twin Disc, Inc. (d)	7,177	229,377
Valmont Industries, Inc. (d)	15,781	1,752,796
Wabash National Corp. (a)(d)	74,589	787,660
WABCO Holdings, Inc. (a)	48,843	2,905,670
Wabtec Corp.	49,289	3,683,367
Watts Water Technologies, Inc. Class A (d)	38,674	1,529,170
Woodward, Inc.	51,161	2,239,317
Xylem, Inc.	140,492	3,649,982
		304,390,573
Marine - 0.0%
Alexander & Baldwin, Inc.	29,287	1,359,210
Baltic Trading Ltd.	21,117	96,716
Eagle Bulk Shipping, Inc. (a)(d)	76,396	122,234
Genco Shipping & Trading Ltd. (a)(d)	78,839	540,047
International Shipholding Corp.	7,999	171,979
Kirby Corp. (a)(d)	38,314	2,629,107
		4,919,293
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	31,494	1,244,013
Advisory Board Co. (a)(d)	15,789	1,277,962
Barrett Business Services, Inc.	3,040	51,741
CBIZ, Inc. (a)(d)	37,390	243,035
CDI Corp.	6,150	92,312
Corporate Executive Board Co.	26,015	1,078,062
CoStar Group, Inc. (a)(d)	17,606	1,056,008
CRA International, Inc. (a)	15,589	371,174
CTPartners Executive Search, Inc. (a)	859	5,961
Dolan Co. (a)(d)	21,177	190,169
Dun & Bradstreet Corp.	36,211	2,992,839
Equifax, Inc.	88,390	3,715,916
Exponent, Inc. (a)(d)	15,525	748,616
Franklin Covey Co. (a)	2,282	20,082
FTI Consulting, Inc. (a)(d)	36,212	1,451,015
GP Strategies Corp. (a)	3,391	53,103
Heidrick & Struggles International, Inc.	22,259	452,303
Hill International, Inc. (a)	13,945	74,745
Hudson Highland Group, Inc. (a)(d)	8,927	39,904
Huron Consulting Group, Inc. (a)	16,504	630,123
ICF International, Inc. (a)	17,107	443,585
IHS, Inc. Class A (a)(d)	41,214	3,897,608
Insperity, Inc.	15,769	475,120
Kelly Services, Inc. Class A (non-vtg.)	19,294	289,410
Kforce, Inc. (a)(d)	25,995	366,530
Korn/Ferry International (a)(d)	33,723	538,556
Manpower, Inc.	59,376	2,557,324
Mastech Holdings, Inc. (a)	299	1,588
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
MISTRAS Group, Inc. (a)	12,788	$ 286,451
Navigant Consulting, Inc. (a)(d)	41,733	563,813
Nielsen Holdings B.V. (a)	48,341	1,425,576
Odyssey Marine Exploration, Inc. (a)(d)	19,002	57,956
On Assignment, Inc. (a)	26,316	365,266
Pendrell Corp. (a)	126,539	306,224
RCM Technologies, Inc. (a)	1,203	6,508
Resources Connection, Inc.	43,312	566,088
Robert Half International, Inc.	105,423	2,997,176
RPX Corp.	12,247	206,362
Spherix, Inc. (a)	232	188
Towers Watson & Co.	48,457	3,098,341
TrueBlue, Inc. (a)	38,883	643,902
Verisk Analytics, Inc. (a)	106,319	4,624,877
VSE Corp.	1,834	44,805
		39,552,337
Road & Rail - 0.9%
AMERCO	6,519	678,889
Arkansas Best Corp. (d)	18,872	335,922
Avis Budget Group, Inc. (a)(d)	78,355	1,010,780
Celadon Group, Inc.	57,193	844,169
Con-way, Inc. (d)	37,353	1,103,781
Covenant Transport Group, Inc. Class A (a)	9,633	31,307
CSX Corp.	852,220	17,905,142
Dollar Thrifty Automotive Group, Inc. (a)	19,104	1,450,185
Genesee & Wyoming, Inc. Class A (a)(d)	27,283	1,621,156
Heartland Express, Inc. (d)	35,341	511,384
Hertz Global Holdings, Inc. (a)(d)	176,222	2,519,975
J.B. Hunt Transport Services, Inc.	80,895	4,142,633
Kansas City Southern (a)(d)	80,222	5,581,847
Knight Transportation, Inc.	36,896	632,028
Landstar System, Inc. (d)	32,065	1,733,434
Marten Transport Ltd.	20,799	434,075
Norfolk Southern Corp.	270,164	18,614,300
Old Dominion Freight Lines, Inc. (a)(d)	46,240	2,011,902
Patriot Transportation Holding, Inc. (a)	1,312	29,520
Providence & Worcester Railroad Co.	4,631	67,520
Quality Distribution, Inc. (a)	25,189	327,709
RailAmerica, Inc. (a)	21,609	445,145
Roadrunner Transportation Systems, Inc. (a)	7,586	135,410
Ryder System, Inc.	36,836	1,960,780
Saia, Inc. (a)	11,656	190,109
Swift Transporation Co. (a)	51,169	599,701
Union Pacific Corp.	385,211	42,469,513
Universal Truckload Services, Inc.	2,515	39,209
USA Truck, Inc. (a)	1,841	15,059
Werner Enterprises, Inc. (d)	39,422	954,801

	Shares	Value
YRC Worldwide, Inc. (a)	240	$ 2,194
Zipcar, Inc. (a)(d)	19,521	253,968
		108,653,547
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	269,475
AeroCentury Corp. (a)	688	6,811
Air Lease Corp. Class A (d)	53,855	1,324,294
Aircastle Ltd.	32,942	448,341
Applied Industrial Technologies, Inc.	26,028	1,045,545
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,047,353
BlueLinx Corp. (a)	17,176	40,192
CAI International, Inc. (a)(d)	7,670	154,551
DXP Enterprises, Inc. (a)	1,851	68,487
Essex Rental Corp. (a)(d)	16,688	61,912
Fastenal Co. (d)	252,177	13,284,684
GATX Corp.	32,405	1,409,293
H&E Equipment Services, Inc. (a)(d)	17,348	299,947
Houston Wire & Cable Co.	15,647	222,187
Interline Brands, Inc. (a)(d)	20,339	418,170
Kaman Corp.	17,880	616,681
Lawson Products, Inc.	3,745	61,081
MSC Industrial Direct Co., Inc. Class A	35,219	2,796,741
RSC Holdings, Inc. (a)	42,293	941,865
Rush Enterprises, Inc. Class A (a)(d)	25,276	602,074
TAL International Group, Inc.	16,704	602,012
Textainer Group Holdings Ltd.	13,061	433,886
Titan Machinery, Inc. (a)	17,235	451,385
United Rentals, Inc. (a)(d)	47,810	1,992,721
W.W. Grainger, Inc.	52,656	10,938,231
Watsco, Inc.	17,655	1,260,390
WESCO International, Inc. (a)(d)	30,088	1,892,234
Willis Lease Finance Corp. (a)	2,006	29,027
		42,719,570
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	18,229	268,149
TOTAL INDUSTRIALS		1,353,890,149
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	46,234	1,409,212
ADTRAN, Inc. (d)	45,765	1,613,216
Alliance Fiber Optic Products, Inc. (a)	8,067	74,781
Ambient Corp. (a)	1,932	9,274
Anaren, Inc. (a)	31,499	552,492
Arris Group, Inc. (a)	84,319	960,393
Aruba Networks, Inc. (a)(d)	71,459	1,542,800
Aviat Networks, Inc. (a)	66,605	175,171
Bel Fuse, Inc. Class B (non-vtg.)	7,032	122,919
Black Box Corp.	16,753	450,991
Blonder Tongue Laboratories, Inc. (a)	3,352	4,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	336,853	$ 1,947,010
CalAmp Corp. (a)	8,197	35,247
Calix Networks, Inc. (a)	19,283	174,318
Ciena Corp. (a)	64,815	967,040
Cisco Systems, Inc.	4,278,965	85,065,824
Communications Systems, Inc.	4,311	62,768
Comtech Telecommunications Corp. (d)	22,438	724,074
Comverse Technology, Inc. (a)	148,465	953,145
Digi International, Inc. (a)(d)	21,456	241,165
Ditech Networks, Inc. (a)	7,261	6,463
EchoStar Holding Corp. Class A (a)	36,937	1,107,002
EMCORE Corp. (a)(d)	14,874	64,553
Emulex Corp. (a)	66,808	698,812
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	371,059
F5 Networks, Inc. (a)	59,599	7,447,491
Finisar Corp. (a)(d)	64,308	1,304,809
Globecomm Systems, Inc. (a)	11,676	169,185
Harmonic, Inc. (a)	75,490	444,636
Harris Corp.	108,567	4,736,778
Infinera Corp. (a)(d)	68,698	546,836
InterDigital, Inc. (d)	33,368	1,262,979
Ixia (a)(d)	32,033	442,696
JDS Uniphase Corp. (a)(d)	177,119	2,309,632
Juniper Networks, Inc. (a)	460,375	10,478,135
KVH Industries, Inc. (a)	19,663	179,720
Lantronix, Inc. (a)	71	209
Loral Space & Communications Ltd. (a)	9,406	670,083
Meru Networks, Inc. (a)(d)	20,865	98,483
Motorola Mobility Holdings, Inc. (a)	255,327	10,136,482
Motorola Solutions, Inc.	227,709	11,339,908
NETGEAR, Inc. (a)(d)	32,032	1,203,442
Network Engines, Inc. (a)	28,981	41,153
Network Equipment Technologies, Inc. (a)(d)	15,181	10,946
NumereX Corp. Class A (a)(d)	2,670	25,979
Oclaro, Inc. (a)(d)	28,804	124,433
Oplink Communications, Inc. (a)	15,273	250,630
Opnext, Inc. (a)	39,034	39,424
Optical Cable Corp.	564	1,974
ORBCOMM, Inc. (a)(d)	20,031	64,700
Parkervision, Inc. (a)(d)	34,215	28,330
PC-Tel, Inc.	2,259	16,604
Performance Technologies, Inc. (a)	2,977	5,984
Plantronics, Inc.	39,954	1,490,284
Polycom, Inc. (a)	189,613	3,915,508
Powerwave Technologies, Inc. (a)(d)	17,873	25,380
Procera Networks, Inc. (a)	21,122	411,034
QUALCOMM, Inc.	1,339,659	83,299,997
Riverbed Technology, Inc. (a)(d)	114,012	3,245,922

	Shares	Value
ShoreTel, Inc. (a)(d)	4,948	$ 26,571
Sonus Networks, Inc. (a)(d)	223,825	653,569
Sycamore Networks, Inc. (a)	13,906	256,844
Symmetricom, Inc. (a)(d)	21,713	127,455
Tellabs, Inc.	247,829	981,403
Telular Corp.	1,806	13,581
Tessco Technologies, Inc.	3,361	61,574
Ubiquiti Networks, Inc. (d)	4,528	118,996
UTStarcom Holdings Corp. (a)	124,511	174,315
ViaSat, Inc. (a)(d)	30,912	1,425,971
Westell Technologies, Inc. Class A (a)	20,974	48,030
Zhone Technologies, Inc. (a)	5,862	7,034
Zoom Technologies, Inc. (a)(d)	31,336	39,170
		249,038,453
Computers & Peripherals - 4.6%
3D Systems Corp. (a)(d)	26,596	595,750
Apple, Inc. (a)	743,137	403,107,204
Astro-Med, Inc.	4,606	37,263
Avid Technology, Inc. (a)(d)	34,710	369,662
Concurrent Computer Corp. (a)	987	3,672
Cray, Inc. (a)	32,010	255,120
Datalink Corp. (a)	9,248	78,700
Dataram Corp. (a)	3,336	2,635
Dell, Inc. (a)	1,327,547	22,966,563
Diebold, Inc.	54,057	2,115,250
Dot Hill Systems Corp. (a)(d)	82,138	114,172
Electronics for Imaging, Inc. (a)	55,580	887,057
EMC Corp. (a)(d)	1,649,316	45,669,560
Fusion-io, Inc. (d)	9,114	248,812
Hauppauge Digital, Inc. (a)	430	555
Hewlett-Packard Co.	1,598,167	40,449,607
Hutchinson Technology, Inc. (a)(d)	26,208	56,871
iGO, Inc. (a)	68,212	47,748
Imation Corp. (a)	19,750	123,438
Immersion Corp. (a)	33,895	219,979
Intermec, Inc. (a)(d)	37,733	282,243
Interphase Corp. (a)	10,718	53,054
Intevac, Inc. (a)	17,689	139,743
Lexmark International, Inc. Class A	56,069	2,067,825
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	113,005	2,454,469
NetApp, Inc. (a)(d)	322,353	13,861,179
Novatel Wireless, Inc. (a)	27,517	94,383
OCZ Technology Group, Inc. (a)(d)	45,585	391,575
Overland Storage, Inc. (a)	596	1,377
Presstek, Inc. (a)	7,291	4,448
QLogic Corp. (a)(d)	79,628	1,368,805
Quantum Corp. (a)(d)	153,724	404,294
Rimage Corp.	6,017	65,886
SanDisk Corp. (a)	191,635	9,478,267
Scan-Optics, Inc. (a)	300	0
Seagate Technology	321,490	8,442,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	32,579	$ 315,691
STEC, Inc. (a)(d)	29,627	287,086
Stratasys, Inc. (a)(d)	19,165	706,039
Super Micro Computer, Inc. (a)(d)	26,807	443,388
Synaptics, Inc. (a)	22,919	842,273
Transact Technologies, Inc. (a)	3,411	22,990
USA Technologies, Inc. (a)	26,460	26,989
Video Display Corp. (a)	2,957	17,298
Western Digital Corp. (a)	203,569	7,990,083
		567,111,330
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	3,453
Aeroflex Holding Corp. (a)	11,165	122,480
Agilysys, Inc. (a)(d)	29,298	235,849
Amphenol Corp. Class A	129,122	7,225,667
Anixter International, Inc. (a)(d)	21,905	1,523,274
Arrow Electronics, Inc. (a)	85,228	3,421,904
Avnet, Inc. (a)	111,339	3,979,256
AVX Corp.	35,625	471,675
Badger Meter, Inc.	27,105	871,968
Benchmark Electronics, Inc. (a)(d)	50,023	821,378
Brightpoint, Inc. (a)	109,219	961,127
Checkpoint Systems, Inc. (a)(d)	27,013	299,844
Clearfield, Inc. (a)	2,407	13,648
Cognex Corp.	33,219	1,416,458
Coherent, Inc. (a)(d)	20,405	1,132,069
Comverge, Inc. (a)	37,629	51,928
Corning, Inc.	1,309,123	17,070,964
CTS Corp. (d)	18,339	182,473
Daktronics, Inc. (d)	32,196	289,764
DDi Corp.	2,322	25,240
Document Security Systems, Inc. (a)(d)	5,625	25,481
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,588,813
DTS, Inc. (a)(d)	18,857	529,505
Echelon Corp. (a)(d)	32,190	158,375
Electro Rent Corp.	7,772	140,285
Electro Scientific Industries, Inc.	21,640	299,498
eMagin Corp. (a)	5,084	16,116
Fabrinet (a)	16,812	300,430
FARO Technologies, Inc. (a)(d)	18,648	1,034,218
FEI Co. (a)(d)	28,037	1,248,207
FLIR Systems, Inc.	126,251	3,303,989
Frequency Electronics, Inc. (a)	430	3,479
Giga-Tronics, Inc. (a)	2,579	3,275
GTSI Corp. (a)	2,043	9,643
I. D. Systems Inc. (a)	6,071	37,397
Identive Group, Inc. (a)(d)	86,261	191,499
IEC Electronics Corp. (a)	86	410
Ingram Micro, Inc. Class A (a)	145,788	2,788,924
Insight Enterprises, Inc. (a)	31,583	660,085

	Shares	Value
IPG Photonics Corp. (a)(d)	18,873	$ 993,286
Iteris, Inc. (a)	1,032	1,548
Itron, Inc. (a)(d)	29,456	1,308,436
Jabil Circuit, Inc.	146,454	3,782,907
KEMET Corp. (a)	26,217	236,215
LeCroy Corp. (a)	12,224	111,972
LightPath Technologies, Inc. Class A (a)	376	669
Littelfuse, Inc.	21,280	1,126,350
LoJack Corp. (a)	24,621	90,605
LRAD Corp. (a)	56,581	80,345
Maxwell Technologies, Inc. (a)	15,285	278,034
Measurement Specialties, Inc. (a)(d)	15,282	496,971
Mercury Computer Systems, Inc. (a)(d)	23,393	336,157
Mesa Laboratories, Inc.	2,184	116,822
Methode Electronics, Inc. Class A	27,713	253,574
Micronetics, Inc. (a)	977	8,197
MicroVision, Inc. (a)(d)	33,139	107,039
MOCON, Inc.	2,209	37,995
Molex, Inc.	125,980	3,414,058
MTS Systems Corp.	16,730	821,610
Multi-Fineline Electronix, Inc. (a)	10,240	269,926
National Instruments Corp. (d)	77,745	2,068,017
NeoPhotonics Corp.	11,524	61,423
NetList, Inc. (a)(d)	67,152	233,689
Newport Corp. (a)	23,268	389,041
OSI Systems, Inc. (a)	17,430	1,028,370
Park Electrochemical Corp.	16,314	464,949
PC Connection, Inc.	4,375	39,113
PC Mall, Inc. (a)	4,077	24,666
Planar Systems, Inc. (a)	2,277	4,668
Plexus Corp. (a)(d)	33,577	1,165,122
Power-One, Inc. (a)	66,414	288,237
Pulse Electronics Corp.	50,135	154,416
RadiSys Corp. (a)	9,220	69,058
RealD, Inc. (a)(d)	37,860	446,748
Research Frontiers, Inc. (a)	1,719	6,017
Richardson Electronics Ltd.	14,373	176,213
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	522,454
Rogers Corp. (a)	16,870	625,708
Sanmina-SCI Corp. (a)	57,434	666,234
ScanSource, Inc. (a)(d)	19,738	730,306
SYNNEX Corp. (a)(d)	16,578	683,511
TE Connectivity Ltd.	360,324	13,169,842
Tech Data Corp. (a)(d)	34,347	1,836,878
Trimble Navigation Ltd. (a)(d)	112,371	5,651,138
TTM Technologies, Inc. (a)(d)	45,522	533,063
Universal Display Corp. (a)(d)	32,522	1,343,484
Viasystems Group, Inc. (a)	4,710	87,229
Vishay Intertechnology, Inc. (a)(d)	124,817	1,530,256
Vishay Precision Group, Inc. (a)	9,596	140,965
Wayside Technology Group, Inc.	1,232	15,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)(d)	25,574	$ 115,850
Zygo Corp. (a)	9,828	188,501
		100,793,638
Internet Software & Services - 1.8%
Active Network, Inc.	16,913	270,608
Akamai Technologies, Inc. (a)	148,200	5,335,200
Ancestry.com, Inc. (a)(d)	20,613	469,564
AOL, Inc. (a)(d)	78,638	1,412,338
Autobytel, Inc. (a)	5,742	5,570
Bankrate, Inc.	33,840	806,746
Carbonite, Inc. (d)	4,801	46,522
comScore, Inc. (a)	21,331	469,069
Constant Contact, Inc. (a)(d)	22,301	674,382
Cornerstone OnDemand, Inc.	13,725	284,657
Crexendo, Inc.	6,585	26,999
DealerTrack Holdings, Inc. (a)	34,664	965,392
Demand Media, Inc. (a)	24,152	165,683
Dice Holdings, Inc. (a)(d)	35,391	314,272
Digital River, Inc. (a)	26,434	466,560
EarthLink, Inc.	80,611	602,164
EasyLink Services International Corp. (a)	13,300	62,111
eBay, Inc. (a)	908,088	32,455,065
eGain Communications Corp. (a)	8,558	44,587
Equinix, Inc. (a)(d)	42,644	5,977,836
FriendFinder Networks, Inc. (a)(d)	17,170	35,027
GlowPoint, Inc. (a)	18,770	55,559
Google, Inc. Class A (a)	200,534	123,980,146
IAC/InterActiveCorp	59,783	2,726,105
InfoSpace, Inc. (a)	32,776	380,529
Internap Network Services Corp. (a)(d)	34,998	261,785
IntraLinks Holdings, Inc. (a)	36,458	214,373
iPass, Inc. (a)	22,438	48,466
j2 Global, Inc.	32,417	958,571
Keynote Systems, Inc.	17,976	357,543
KIT Digital, Inc. (a)(d)	29,076	293,958
Limelight Networks, Inc. (a)(d)	33,081	124,385
LinkedIn Corp. (a)(d)	12,270	1,065,895
Liquidity Services, Inc. (a)(d)	21,953	949,467
LivePerson, Inc. (a)(d)	31,684	477,795
Local.com Corp. (a)(d)	17,671	42,057
LogMeIn, Inc. (a)	22,955	846,121
LoopNet, Inc. (a)	32,780	603,152
Marchex, Inc. Class B	28,685	123,059
Monster Worldwide, Inc. (a)(d)	89,914	624,003
Move, Inc. (a)	35,516	311,120
NIC, Inc. (d)	64,465	779,382
Onstream Media Corp. (a)	29	17
OpenTable, Inc. (a)(d)	15,333	743,651
Openwave Systems, Inc. (a)(d)	76,683	185,573
Perficient, Inc. (a)	14,607	176,453
quepasa.com, Inc. (a)(d)	18,724	73,773

	Shares	Value
QuinStreet, Inc. (a)	17,620	$ 184,129
Rackspace Hosting, Inc. (a)	84,736	4,426,609
RealNetworks, Inc.	22,443	227,796
Responsys, Inc.	13,609	164,261
Saba Software, Inc. (a)	20,826	244,081
SciQuest, Inc. (a)	7,578	114,049
Selectica, Inc. (a)	552	2,539
SPS Commerce, Inc. (a)	5,106	126,884
Stamps.com, Inc. (a)(d)	5,476	141,555
Support.com, Inc. (a)	101,132	333,736
Synacor, Inc.	5,439	26,542
TechTarget, Inc. (a)	1,217	8,397
TheStreet.com, Inc.	3,696	6,801
Travelzoo, Inc. (a)(d)	5,383	136,728
United Online, Inc. (d)	71,982	364,229
ValueClick, Inc. (a)(d)	56,521	1,175,637
VeriSign, Inc. (d)	129,741	4,793,930
VistaPrint Ltd. (a)(d)	28,654	1,165,645
Vocus, Inc. (a)(d)	23,379	316,318
Web.com, Inc. (a)	17,847	236,294
WebMD Health Corp. (a)	42,405	1,053,764
WebMediaBrands, Inc. (a)	1,032	702
XO Group, Inc. (a)(d)	22,964	207,595
Yahoo!, Inc. (a)	952,403	14,124,136
Zillow, Inc. (a)	2,697	86,088
Zix Corp. (a)	43,773	128,255
		217,089,990
IT Services - 3.5%
Accenture PLC Class A	559,482	33,311,558
Acxiom Corp. (a)	52,919	742,983
Alliance Data Systems Corp. (a)(d)	49,861	6,051,131
Automatic Data Processing, Inc.	397,015	21,565,855
Booz Allen Hamilton Holding Corp. Class A	8,727	160,664
Broadridge Financial Solutions, Inc.	87,381	2,126,854
CACI International, Inc. Class A (a)(d)	20,462	1,210,123
Cardtronics, Inc. (a)	30,845	820,169
Cass Information Systems, Inc.	1,428	54,964
Ciber, Inc. (a)	53,912	236,135
Cognizant Technology Solutions Corp. Class A (a)	249,816	17,724,445
Computer Sciences Corp. (d)	116,344	3,695,085
Computer Task Group, Inc. (a)	1,648	24,242
Convergys Corp. (a)(d)	80,658	1,038,875
CoreLogic, Inc. (a)	76,798	1,181,153
CSG Systems International, Inc. (a)(d)	26,552	425,098
CSP, Inc.	3,696	14,119
DST Systems, Inc.	26,518	1,405,454
Dynamics Research Corp. (a)(d)	2,443	22,280
Echo Global Logistics, Inc. (a)(d)	7,746	144,076
Edgewater Technology, Inc. (a)	2,875	10,753
EPAM Systems, Inc.	6,277	88,568
Euronet Worldwide, Inc. (a)(d)	36,875	711,319
ExlService Holdings, Inc. (a)	13,702	381,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	242,609	$ 7,697,984
Fiserv, Inc. (a)	126,468	8,384,828
FleetCor Technologies, Inc. (a)	22,298	825,695
Forrester Research, Inc.	10,441	336,513
Gartner, Inc. Class A (a)	61,997	2,495,999
Genpact Ltd. (a)	69,465	1,112,829
Global Cash Access Holdings, Inc. (a)(d)	58,402	324,715
Global Payments, Inc.	61,860	3,193,213
Hackett Group, Inc. (a)	5,515	26,582
Heartland Payment Systems, Inc.	30,852	873,729
Higher One Holdings, Inc. (a)(d)	21,234	312,140
IBM Corp.	946,365	186,178,386
iGate Corp. (a)(d)	19,383	337,846
Innodata Isogen, Inc. (a)	9,444	54,114
Jack Henry & Associates, Inc. (d)	64,694	2,182,776
Lender Processing Services, Inc.	62,754	1,383,098
Lionbridge Technologies, Inc. (a)	34,685	89,834
ManTech International Corp. Class A	23,021	772,124
MasterCard, Inc. Class A	81,964	34,424,880
Mattersight Corp. (a)	4,307	24,722
Maximus, Inc.	30,123	1,256,430
ModusLink Global Solutions, Inc.	31,030	172,527
MoneyGram International, Inc. (a)	47,720	855,142
NCI, Inc. Class A (a)(d)	12,261	88,279
NeuStar, Inc. Class A (a)(d)	51,899	1,819,060
Online Resources Corp. (a)	26,280	78,840
Paychex, Inc. (d)	246,065	7,701,835
PFSweb, Inc. (a)	1,815	5,082
PRG-Schultz International, Inc. (a)	5,640	31,471
SAIC, Inc. (a)(d)	273,792	3,345,738
Sapient Corp. (d)	97,843	1,222,059
ServiceSource International, Inc.	26,438	444,158
StarTek, Inc. (a)	1,950	3,959
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	29,228	89,730
Syntel, Inc.	16,557	847,718
Teletech Holdings, Inc. (a)	19,293	294,604
Teradata Corp. (a)	126,713	8,432,750
The Management Network Group, Inc. (a)	206	515
The Western Union Co.	477,567	8,343,095
TNS, Inc. (a)	26,351	483,014
Total System Services, Inc.	136,562	2,987,977
TSR, Inc. (a)	43	189
Unisys Corp. (a)	35,389	661,067
VeriFone Systems, Inc. (a)(d)	74,468	3,566,273
Virtusa Corp. (a)	2,325	36,340
Visa, Inc. Class A	393,010	45,734,574
Wright Express Corp. (a)(d)	27,520	1,702,938
		434,384,464

	Shares	Value
Office Electronics - 0.1%
Xerox Corp.	1,207,010	$ 9,933,692
Zebra Technologies Corp. Class A (a)	39,540	1,519,918
		11,453,610
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)(d)	31,081	372,972
Advanced Micro Devices, Inc. (a)(d)	423,974	3,116,209
AEHR Test Systems (a)	3,126	2,501
Aetrium, Inc. (a)	2,064	1,754
Altera Corp.	244,713	9,409,215
Amkor Technology, Inc. (a)(d)	114,967	734,639
Amtech Systems, Inc. (a)(d)	12,381	108,458
ANADIGICS, Inc. (a)(d)	39,656	101,916
Analog Devices, Inc.	259,067	10,158,017
Applied Materials, Inc.	1,081,624	13,239,078
Applied Micro Circuits Corp. (a)(d)	73,605	499,042
Atmel Corp. (a)(d)	322,880	3,264,317
ATMI, Inc. (a)	23,384	515,150
AuthenTec, Inc. (a)	7,194	25,179
Axcelis Technologies, Inc. (a)	75,586	125,473
AXT, Inc. (a)	22,615	129,584
Broadcom Corp. Class A	387,137	14,382,140
Brooks Automation, Inc.	46,495	555,615
BTU International, Inc. (a)	4,067	11,998
Cabot Microelectronics Corp.	23,133	1,162,433
Cavium, Inc. (a)(d)	36,402	1,300,643
Ceva, Inc. (a)(d)	14,448	356,143
Cirrus Logic, Inc. (a)(d)	43,561	1,027,168
Cohu, Inc.	18,095	203,026
Cree, Inc. (a)(d)	80,092	2,425,987
CVD Equipment Corp. (a)(d)	24,298	279,670
Cymer, Inc. (a)(d)	24,391	1,121,498
Cypress Semiconductor Corp. (d)	184,808	3,187,938
Diodes, Inc. (a)(d)	26,894	668,047
DSP Group, Inc. (a)	34,788	222,295
Entegris, Inc. (a)	103,421	934,926
Entropic Communications, Inc. (a)(d)	53,522	329,963
Exar Corp. (a)	27,190	190,330
Fairchild Semiconductor International, Inc. (a)	99,102	1,445,898
First Solar, Inc. (a)(d)	47,554	1,535,994
FormFactor, Inc. (a)	37,840	193,362
FSI International, Inc. (a)(d)	26,930	107,181
GSI Technology, Inc. (a)	4,316	19,854
GT Advanced Technologies, Inc. (a)(d)	91,707	785,012
Hittite Microwave Corp. (a)(d)	19,341	1,105,918
Ikanos Communications, Inc. (a)	35,040	26,301
Inphi Corp. (a)	9,279	133,246
Integrated Device Technology, Inc. (a)	100,471	694,255
Integrated Silicon Solution, Inc. (a)	27,085	286,559
Intel Corp.	4,067,111	109,323,944
International Rectifier Corp. (a)	50,327	1,129,841
Intersil Corp. Class A (d)	88,851	1,005,793
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intest Corp. (a)	2,175	$ 7,547
IXYS Corp. (a)(d)	37,153	443,235
KLA-Tencor Corp.	134,341	6,502,104
Kopin Corp. (a)(d)	42,598	153,353
Kulicke & Soffa Industries, Inc. (a)	54,346	611,936
Lam Research Corp. (a)(d)	90,374	3,768,596
Lattice Semiconductor Corp. (a)	136,230	897,756
Linear Technology Corp.	156,591	5,242,667
LSI Corp. (a)	436,463	3,753,582
LTX-Credence Corp. (a)	48,731	328,934
Marvell Technology Group Ltd. (a)	448,792	6,731,880
Mattson Technology, Inc. (a)	39,367	108,259
Maxim Integrated Products, Inc.	221,144	6,167,706
MaxLinear, Inc. Class A (a)	10,522	57,871
MEMC Electronic Materials, Inc. (a)(d)	169,051	664,370
Micrel, Inc.	33,398	356,357
Microchip Technology, Inc. (d)	142,451	5,138,208
Micron Technology, Inc. (a)(d)	676,849	5,787,059
Microsemi Corp. (a)(d)	62,713	1,311,956
Mindspeed Technologies, Inc. (a)	20,470	133,260
MIPS Technologies, Inc. (a)(d)	41,504	239,063
MKS Instruments, Inc.	37,798	1,132,050
Monolithic Power Systems, Inc. (a)	35,284	655,930
MoSys, Inc. (a)(d)	9,566	36,542
Nanometrics, Inc. (a)(d)	28,664	503,053
Novellus Systems, Inc. (a)	59,418	2,761,749
NVE Corp. (a)(d)	6,043	323,301
NVIDIA Corp. (a)	448,017	6,787,458
Omnivision Technologies, Inc. (a)(d)	44,394	726,730
ON Semiconductor Corp. (a)	400,227	3,630,059
PDF Solutions, Inc. (a)	4,311	34,617
Pericom Semiconductor Corp. (a)	17,514	134,683
Photronics, Inc. (a)(d)	74,723	523,808
Pixelworks, Inc. (a)	11,868	28,246
PLX Technology, Inc. (a)(d)	29,807	104,623
PMC-Sierra, Inc. (a)	166,615	1,144,645
Power Integrations, Inc.	28,590	1,066,407
QuickLogic Corp. (a)(d)	26,338	68,479
Rambus, Inc. (a)	76,083	538,668
Ramtron International Corp. (a)	22,353	42,471
RF Micro Devices, Inc. (a)(d)	198,693	947,766
Rubicon Technology, Inc. (a)(d)	18,271	163,891
Rudolph Technologies, Inc. (a)(d)	17,933	176,999
Semtech Corp. (a)(d)	45,838	1,316,009
Sigma Designs, Inc. (a)	22,818	131,204
Silicon Image, Inc. (a)	84,424	436,472
Silicon Laboratories, Inc. (a)(d)	30,879	1,383,379
Skyworks Solutions, Inc. (a)(d)	197,217	5,318,942
Spansion, Inc. Class A (a)	25,556	327,117
Standard Microsystems Corp. (a)(d)	24,875	636,551
STR Holdings, Inc. (a)(d)	37,233	264,354

	Shares	Value
SunPower Corp. (a)	29,517	$ 222,263
Supertex, Inc. (a)	19,548	360,856
Teradyne, Inc. (a)(d)	178,524	2,931,364
Tessera Technologies, Inc. (a)	33,779	567,487
Texas Instruments, Inc.	941,830	31,410,031
TranSwitch Corp. (a)	16,133	45,656
Trio-Tech International (a)	3,696	7,392
TriQuint Semiconductor, Inc. (a)(d)	138,618	892,700
Ultra Clean Holdings, Inc. (a)	12,895	105,352
Ultratech, Inc. (a)	31,408	854,612
Veeco Instruments, Inc. (a)(d)	36,173	978,118
Vitesse Semiconductor Corp. (a)(d)	9,484	37,746
Volterra Semiconductor Corp. (a)(d)	28,138	864,681
Xilinx, Inc. (d)	198,755	7,340,022
		314,326,664
Software - 3.8%
Accelrys, Inc. (a)	29,972	237,978
ACI Worldwide, Inc. (a)	37,489	1,416,334
Activision Blizzard, Inc. (d)	335,744	4,012,141
Actuate Corp. (a)	42,170	254,707
Adobe Systems, Inc. (a)	404,590	13,306,965
Advent Software, Inc. (a)(d)	32,795	843,815
American Software, Inc. Class A	3,798	31,561
ANSYS, Inc. (a)(d)	71,510	4,518,002
Ariba, Inc. (a)(d)	71,414	2,247,399
Aspen Technology, Inc. (a)(d)	68,551	1,409,409
Autodesk, Inc. (a)	171,089	6,475,719
Bitstream, Inc. Class A (a)	5,202	28,039
Blackbaud, Inc.	29,935	944,449
BMC Software, Inc. (a)	131,423	4,920,477
Bottomline Technologies, Inc. (a)(d)	23,633	664,087
BroadSoft, Inc. (a)	20,047	729,109
BSQUARE Corp. (a)	11,182	37,348
CA, Inc.	338,055	9,137,627
Cadence Design Systems, Inc. (a)(d)	209,415	2,464,815
Callidus Software, Inc. (a)(d)	12,639	93,655
Citrix Systems, Inc. (a)	157,066	11,739,113
CommVault Systems, Inc. (a)(d)	36,151	1,864,307
Compuware Corp. (a)	146,255	1,317,758
Concur Technologies, Inc. (a)(d)	32,419	1,911,100
Convio, Inc. (a)	5,835	91,376
Datawatch Corp. (a)	1,950	27,222
Deltek, Inc. (a)	2,618	28,877
Digimarc Corp. (a)	1,836	51,206
Ebix, Inc. (d)	31,393	731,457
Electronic Arts, Inc. (a)	249,134	4,068,358
Ellie Mae, Inc.	10,964	91,549
EPIQ Systems, Inc. (d)	38,746	445,192
ePlus, Inc. (a)	762	24,399
FactSet Research Systems, Inc.	29,192	2,551,381
Fair Isaac Corp.	37,437	1,515,450
FalconStor Software, Inc. (a)	21,866	62,318
Fonix Corp. (a)	1	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Fortinet, Inc. (a)(d)	123,327	$ 3,335,995
Glu Mobile, Inc. (a)(d)	27,012	102,105
GSE Systems, Inc. (a)	388	729
Guidance Software, Inc. (a)	3,531	40,289
Guidewire Software, Inc.	5,991	135,516
Imperva, Inc.	3,643	134,973
Informatica Corp. (a)(d)	99,837	4,907,987
Interactive Intelligence Group, Inc. (a)	8,029	224,812
Intuit, Inc.	214,635	12,414,488
JDA Software Group, Inc. (a)(d)	38,809	972,554
Jive Software, Inc.	9,842	214,654
Kenexa Corp. (a)(d)	15,879	441,277
Majesco Entertainment Co. (a)(d)	19,952	49,680
Manhattan Associates, Inc. (a)	20,570	953,625
Mentor Graphics Corp. (a)	80,500	1,220,380
MICROS Systems, Inc. (a)(d)	56,461	2,932,020
Microsoft Corp.	5,982,117	189,872,394
MicroStrategy, Inc. Class A (a)(d)	7,880	1,068,449
Mitek Systems, Inc. (a)(d)	15,896	165,318
Monotype Imaging Holdings, Inc. (a)	14,180	198,945
Motricity, Inc. (a)(d)	42,402	56,395
NetScout Systems, Inc. (a)(d)	23,369	496,124
NetSol Technologies, Inc. (a)	101,658	54,895
NetSuite, Inc. (a)	19,234	917,462
Nuance Communications, Inc. (a)(d)	213,353	5,530,110
Opnet Technologies, Inc.	7,189	205,246
Oracle Corp.	3,107,810	90,965,599
Parametric Technology Corp. (a)	83,074	2,218,076
Peerless Systems Corp. (a)	172	669
Pegasystems, Inc.	16,328	458,490
Pervasive Software, Inc. (a)	4,203	25,260
Progress Software Corp. (a)(d)	47,192	1,094,382
PROS Holdings, Inc. (a)(d)	12,895	226,049
QAD, Inc. Class B	4,298	59,098
QLIK Technologies, Inc. (a)	54,045	1,635,942
Quest Software, Inc. (a)	39,589	792,572
RealPage, Inc. (a)	20,932	415,082
Red Hat, Inc. (a)	157,804	7,804,986
Rosetta Stone, Inc. (a)	8,315	75,084
Rovi Corp. (a)	86,281	3,061,250
salesforce.com, Inc. (a)(d)	96,462	13,809,500
SeaChange International, Inc. (a)	17,668	120,849
Smith Micro Software, Inc. (a)	20,978	53,284
SolarWinds, Inc. (a)	41,125	1,532,318
Solera Holdings, Inc.	55,386	2,658,528
Sonic Foundry, Inc. (a)	155	1,142
Sourcefire, Inc. (a)(d)	26,600	1,197,532
SRS Labs, Inc. (a)	6,521	43,625
SS&C Technologies Holdings, Inc. (a)	18,752	388,541
Symantec Corp. (a)	570,036	10,169,442
Synchronoss Technologies, Inc. (a)(d)	29,419	984,360

	Shares	Value
Synopsys, Inc. (a)	143,372	$ 4,368,545
Take-Two Interactive Software, Inc. (a)(d)	62,163	960,418
Taleo Corp. Class A (a)(d)	24,860	1,139,085
Tangoe, Inc. (a)	32,304	605,377
TeleCommunication Systems, Inc. Class A (a)	49,377	132,330
TeleNav, Inc. (a)	12,035	80,875
THQ, Inc. (a)(d)	76,823	41,484
TIBCO Software, Inc. (a)	129,577	3,753,846
TiVo, Inc. (a)	82,213	924,896
Tyler Technologies, Inc. (a)(d)	30,080	1,136,122
Ultimate Software Group, Inc. (a)(d)	18,004	1,257,039
Vasco Data Security International, Inc. (a)(d)	30,246	273,424
Verint Systems, Inc. (a)	23,323	641,149
Versant Corp. (a)	275	2,855
VirnetX Holding Corp. (a)(d)	42,196	911,012
VMware, Inc. Class A (a)	59,262	5,860,419
Wave Systems Corp. Class A (a)(d)	52,444	105,412
Websense, Inc. (a)(d)	31,243	562,686
Zynga, Inc. (d)	81,974	1,079,598
		470,569,353
TOTAL INFORMATION TECHNOLOGY		2,364,767,502
MATERIALS - 4.0%
Chemicals - 2.4%
A. Schulman, Inc. (d)	28,352	732,616
ADA-ES, Inc. (a)	7,109	159,739
Air Products & Chemicals, Inc.	170,671	15,401,351
Airgas, Inc.	49,779	4,098,305
Albemarle Corp.	65,910	4,384,333
American Pacific Corp. (a)	688	5,346
American Vanguard Corp. (d)	23,997	396,430
Arabian American Development Co. (a)	12,294	97,491
Ashland, Inc.	50,811	3,229,547
Balchem Corp. (d)	26,952	734,442
Cabot Corp.	41,807	1,693,602
Calgon Carbon Corp. (a)(d)	83,129	1,256,079
Celanese Corp. Class A	129,149	6,143,618
CF Industries Holdings, Inc.	57,618	10,716,948
Chase Corp.	859	12,456
Chemtura Corp. (a)	73,070	1,134,046
Clean Diesel Technologies, Inc. (a)(d)	22,307	67,144
Core Molding Technologies, Inc. (a)	5,919	56,645
Cytec Industries, Inc.	34,436	2,047,565
Dow Chemical Co.	935,587	31,351,520
E.I. du Pont de Nemours & Co.	755,442	38,414,226
Eastman Chemical Co.	97,132	5,257,755
Ecolab, Inc.	229,294	13,757,640
Ferro Corp. (a)(d)	55,113	305,877
Flotek Industries, Inc. (a)(d)	54,967	615,081
FMC Corp.	56,197	5,561,817
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FutureFuel Corp.	9,540	$ 105,417
Georgia Gulf Corp. (a)	23,211	748,787
GSE Holding, Inc.	2,100	25,515
H.B. Fuller Co. (d)	32,855	989,921
Hawkins, Inc.	5,329	206,499
Huntsman Corp.	140,478	1,918,929
Innophos Holdings, Inc.	16,934	853,135
International Flavors & Fragrances, Inc. (d)	77,751	4,434,140
Intrepid Potash, Inc. (a)(d)	39,192	991,166
KMG Chemicals, Inc.	10,303	178,757
Koppers Holdings, Inc.	22,254	837,418
Kraton Performance Polymers, Inc. (a)	20,094	558,412
Kronos Worldwide, Inc.	11,327	264,712
Landec Corp. (a)	25,874	163,006
LSB Industries, Inc. (a)(d)	18,952	762,249
LyondellBasell Industries NV Class A	283,794	12,254,225
Material Sciences Corp. (a)	4,565	39,533
Minerals Technologies, Inc.	17,066	1,101,952
Monsanto Co.	438,818	33,955,737
Nanophase Technologies Corp. (a)	3,795	2,429
NewMarket Corp.	7,381	1,346,516
Olin Corp. (d)	49,032	1,031,143
OM Group, Inc. (a)(d)	23,696	651,166
OMNOVA Solutions, Inc. (a)(d)	32,261	164,531
Penford Corp. (a)	6,469	37,261
PolyOne Corp.	70,747	950,132
PPG Industries, Inc.	126,786	11,569,223
Praxair, Inc.	243,959	26,591,531
Quaker Chemical Corp.	14,473	596,432
Rockwood Holdings, Inc. (a)	49,361	2,628,473
RPM International, Inc. (d)	90,249	2,154,244
Senomyx, Inc. (a)(d)	18,447	63,273
Sensient Technologies Corp. (d)	57,162	2,114,422
Sherwin-Williams Co.	69,774	7,197,188
Sigma Aldrich Corp.	94,992	6,819,476
Solutia, Inc.	87,015	2,445,992
Spartech Corp. (a)	19,316	112,033
Stepan Co.	8,487	742,018
The Mosaic Co.	219,915	12,700,091
The Scotts Miracle-Gro Co. Class A (d)	29,091	1,362,622
TPC Group, Inc. (a)	11,175	388,220
Tredegar Corp.	24,439	567,962
Valhi, Inc.	4,002	229,515
Valspar Corp.	85,270	3,952,265
W.R. Grace & Co. (a)	43,184	2,459,761
Westlake Chemical Corp.	12,747	767,752
Zep, Inc.	16,526	250,699
Zoltek Companies, Inc. (a)(d)	40,249	486,610
		298,404,109

	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	36,470	$ 1,144,429
Headwaters, Inc. (a)	93,443	284,067
Martin Marietta Materials, Inc.	41,456	3,559,827
Texas Industries, Inc. (d)	16,333	552,545
U.S. Concrete, Inc. (a)	13,793	57,931
Vulcan Materials Co.	106,365	4,739,624
		10,338,423
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	227,169
Aptargroup, Inc. (d)	41,303	2,179,972
Ball Corp.	134,650	5,396,772
Bemis Co., Inc. (d)	87,122	2,733,017
Boise, Inc.	80,405	661,733
Crown Holdings, Inc. (a)	110,291	4,077,458
Graphic Packaging Holding Co. (a)	145,268	767,015
Greif, Inc. Class A (d)	29,099	1,490,160
MOD-PAC Corp. (sub. vtg.) (a)	989	6,339
Myers Industries, Inc.	17,337	230,929
Owens-Illinois, Inc. (a)	119,395	2,853,541
Packaging Corp. of America	69,635	2,063,981
Rock-Tenn Co. Class A	51,739	3,647,082
Sealed Air Corp.	144,059	2,827,878
Silgan Holdings, Inc.	35,329	1,502,189
Sonoco Products Co.	69,472	2,281,460
UFP Technologies, Inc. (a)	1,379	24,229
		32,970,924
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(d)	15,455	176,960
AK Steel Holding Corp. (d)	121,218	960,047
Alcoa, Inc.	919,985	9,356,247
Allegheny Technologies, Inc.	77,522	3,400,890
Allied Nevada Gold Corp. (a)(d)	66,857	2,300,549
Amcol International Corp.	18,664	547,415
Carpenter Technology Corp.	31,548	1,618,412
Century Aluminum Co. (a)(d)	49,996	490,461
Cliffs Natural Resources, Inc.	111,449	7,074,783
Coeur d'Alene Mines Corp. (a)(d)	92,048	2,617,845
Commercial Metals Co.	82,162	1,091,933
Compass Minerals International, Inc.	22,090	1,591,585
Comstock Mining, Inc. (a)	12,441	25,131
Freeport-McMoRan Copper & Gold, Inc.	756,136	32,181,148
Friedman Industries	2,001	20,910
General Moly, Inc. (a)(d)	49,482	178,630
Globe Specialty Metals, Inc.	35,832	509,531
Golden Minerals Co. (a)(d)	22,525	187,859
Handy & Harman Ltd. (a)	4,348	52,785
Haynes International, Inc.	8,639	546,762
Hecla Mining Co.	227,588	1,156,147
Horsehead Holding Corp. (a)	39,520	450,528
Kaiser Aluminum Corp. (d)	16,273	786,637
Materion Corp. (a)	22,336	655,562
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
McEwen Mining, Inc. (a)(d)	153,111	$ 800,771
Metals USA Holdings Corp. (a)	10,388	135,875
Mines Management, Inc. (a)(d)	12,500	25,125
Molycorp, Inc. (a)(d)	46,127	1,139,337
Newmont Mining Corp.	380,920	22,626,648
Noranda Aluminium Holding Corp.	34,612	415,344
Nucor Corp.	219,158	9,539,948
Olympic Steel, Inc.	9,587	224,719
Reliance Steel & Aluminum Co.	58,834	3,160,562
Royal Gold, Inc.	42,217	2,931,971
RTI International Metals, Inc. (a)(d)	27,976	630,579
Schnitzer Steel Inds, Inc. Class A (d)	16,509	745,546
Silver Bull Resources, Inc. (a)(d)	34,716	19,788
Solitario Exploration & Royalty Corp. (a)	7,900	11,139
Southern Copper Corp. (d)	168,589	5,421,822
Steel Dynamics, Inc.	160,458	2,376,383
Stillwater Mining Co. (a)(d)	84,322	1,197,372
SunCoke Energy, Inc. (a)	54,343	778,735
Synalloy Corp.	602	7,615
Titanium Metals Corp.	121,957	1,787,890
U.S. Silica Holdings, Inc.	9,838	166,459
United States Steel Corp. (d)	106,239	2,891,826
Universal Stainless & Alloy Products, Inc. (a)	4,997	167,300
US Energy Corp. (a)	13,579	44,675
Vista Gold Corp. (a)(d)	30,419	107,683
Walter Energy, Inc.	48,021	3,113,201
Worthington Industries, Inc.	42,754	721,260
		129,168,330
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	58,314	892,204
Buckeye Technologies, Inc.	38,686	1,321,514
Clearwater Paper Corp. (a)	17,308	593,837
Deltic Timber Corp.	13,533	882,487
Domtar Corp.	31,471	3,017,125
Glatfelter	36,975	577,180
International Paper Co.	320,065	11,250,285
Kapstone Paper & Packaging Corp. (a)	27,514	553,031
Louisiana-Pacific Corp. (a)(d)	87,254	712,865
MeadWestvaco Corp.	135,474	4,102,153
Neenah Paper, Inc.	13,754	383,599
Schweitzer-Mauduit International, Inc.	12,453	872,333
Verso Paper Corp. (a)	16,407	21,329
Wausau-Mosinee Paper Corp.	43,988	410,848
		25,590,790
TOTAL MATERIALS		496,472,576

	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)(d)	54,427	$ 233,492
AboveNet, Inc. (a)(d)	19,425	1,351,203
Alaska Communication Systems Group, Inc. (d)	91,658	293,306
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,755,975	145,485,275
Atlantic Tele-Network, Inc.	16,949	649,486
Boingo Wireless, Inc.	15,589	149,031
Cbeyond, Inc. (a)	34,447	264,553
CenturyLink, Inc.	476,960	19,197,640
Cincinnati Bell, Inc. New (a)(d)	146,179	548,171
Cogent Communications Group, Inc. (a)	45,760	842,899
Consolidated Communications Holdings, Inc. (d)	37,636	713,955
Elephant Talk Communication, Inc. (a)(d)	40,052	85,711
FairPoint Communications, Inc. (a)(d)	39,538	148,663
Frontier Communications Corp. (d)	749,270	3,439,149
General Communications, Inc. Class A (a)	33,964	359,679
Globalstar, Inc. (a)(d)	95,723	81,518
Hawaiian Telcom Holdco, Inc. (a)	7,614	119,692
HickoryTech Corp.	2,523	27,097
IDT Corp. Class B	36,897	333,918
inContact, Inc. (a)	21,298	113,518
Iridium Communications, Inc. (a)(d)	61,404	469,127
Level 3 Communications, Inc. (a)	186,635	4,537,097
Lumos Networks Corp.	10,948	140,134
Neutral Tandem, Inc. (a)	28,172	314,400
Premiere Global Services, Inc. (a)	54,821	474,202
Primus Telecommunications Group, Inc. (a)	10,437	143,509
SureWest Communications	15,725	352,397
Towerstream Corp. (a)(d)	34,148	96,980
tw telecom, inc. (a)(d)	109,402	2,363,083
Verizon Communications, Inc.	2,254,924	85,935,154
Vonage Holdings Corp. (a)	108,539	259,408
Windstream Corp. (d)	403,983	4,880,115
		274,403,562
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	187,420	431,066
Crown Castle International Corp. (a)	182,816	9,471,697
Leap Wireless International, Inc. (a)	51,525	537,921
MetroPCS Communications, Inc. (a)	322,874	3,325,602
NII Holdings, Inc. (a)(d)	126,821	2,267,559
NTELOS Holdings Corp.	10,948	254,541
SBA Communications Corp. Class A (a)(d)	91,252	4,282,456
Shenandoah Telecommunications Co. (d)	22,919	228,961
Sprint Nextel Corp. (a)	2,227,579	5,502,120
Telephone & Data Systems, Inc.	73,288	1,851,988
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)(d)	14,322	$ 617,851
USA Mobility, Inc.	28,203	386,945
		29,158,707
TOTAL TELECOMMUNICATION SERVICES		303,562,269
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allete, Inc. (d)	33,215	1,381,080
American Electric Power Co., Inc.	366,241	13,774,324
Central Vermont Public Service Corp. (d)	19,324	680,978
Cleco Corp. (d)	54,483	2,096,506
Duke Energy Corp.	1,032,626	21,602,536
Edison International	243,928	10,213,265
El Paso Electric Co.	44,691	1,462,736
Empire District Electric Co.	52,048	1,038,358
Entergy Corp.	153,247	10,210,848
Exelon Corp.	537,367	20,994,929
FirstEnergy Corp.	351,230	15,555,977
Great Plains Energy, Inc.	94,773	1,874,610
Hawaiian Electric Industries, Inc. (d)	66,479	1,665,299
IDACORP, Inc.	35,161	1,423,317
ITC Holdings Corp.	52,881	3,991,458
MGE Energy, Inc.	22,576	990,183
NextEra Energy, Inc.	338,664	20,153,895
Northeast Utilities	122,863	4,410,782
NV Energy, Inc.	181,962	2,853,164
Otter Tail Corp.	32,419	688,580
Pepco Holdings, Inc.	155,532	3,023,542
Pinnacle West Capital Corp.	77,059	3,624,085
PNM Resources, Inc.	67,114	1,206,710
Portland General Electric Co.	65,957	1,625,180
PPL Corp.	487,826	13,927,432
Progress Energy, Inc.	222,099	11,789,015
Southern Co.	690,945	30,532,860
UIL Holdings Corp.	34,543	1,217,641
Unisource Energy Corp.	32,111	1,181,364
Unitil Corp.	19,695	523,887
Westar Energy, Inc.	76,364	2,101,537
		207,816,078
Gas Utilities - 0.2%
AGL Resources, Inc.	84,990	3,388,551
Atmos Energy Corp.	67,549	2,075,781
Chesapeake Utilities Corp. (d)	10,363	425,608
Delta Natural Gas Co., Inc.	1,539	58,605
Gas Natural, Inc.	1,949	21,731
Laclede Group, Inc.	27,494	1,129,728
National Fuel Gas Co.	56,086	2,822,808
New Jersey Resources Corp.	30,189	1,409,524
Northwest Natural Gas Co. (d)	34,699	1,588,173

	Shares	Value
ONEOK, Inc.	80,943	$ 6,689,130
Piedmont Natural Gas Co., Inc.	66,004	2,138,530
Questar Corp.	120,840	2,322,545
South Jersey Industries, Inc.	25,563	1,329,276
Southwest Gas Corp.	38,877	1,658,104
UGI Corp.	77,479	2,188,782
WGL Holdings, Inc. (d)	35,927	1,466,899
		30,713,775
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	38,823	1,274,947
Calpine Corp. (a)(d)	290,000	4,439,900
Constellation Energy Group, Inc.	134,026	4,859,783
Dynegy, Inc. (a)(d)	77,498	100,747
Genie Energy Ltd. Class B	11,430	109,614
GenOn Energy, Inc. (a)	573,550	1,410,933
NRG Energy, Inc. (a)	189,652	3,243,049
Ormat Technologies, Inc.	25,950	525,228
Tegal Corp. (a)	87	290
The AES Corp. (a)	604,562	8,197,861
		24,162,352
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,902	3,236,461
Ameren Corp.	176,734	5,667,859
Avista Corp.	62,033	1,532,215
CenterPoint Energy, Inc.	319,442	6,225,925
CH Energy Group, Inc. (d)	17,708	1,180,592
CMS Energy Corp.	175,000	3,746,750
Consolidated Edison, Inc.	240,766	13,988,505
Dominion Resources, Inc.	455,703	22,999,330
DTE Energy Co.	125,312	6,765,595
Integrys Energy Group, Inc.	53,328	2,774,656
MDU Resources Group, Inc.	139,832	3,034,354
NiSource, Inc. (d)	245,673	5,896,152
NorthWestern Energy Corp.	42,329	1,470,086
NSTAR	83,673	3,924,264
OGE Energy Corp.	87,987	4,617,558
PG&E Corp.	338,723	14,117,975
Public Service Enterprise Group, Inc.	385,925	11,878,772
SCANA Corp.	113,750	5,118,750
Sempra Energy (d)	169,220	10,024,593
TECO Energy, Inc. (d)	132,305	2,374,875
Vectren Corp.	57,016	1,666,008
Wisconsin Energy Corp.	171,718	5,852,149
Xcel Energy, Inc.	428,748	11,357,535
		149,450,959
Water Utilities - 0.1%
American States Water Co. (d)	24,187	891,533
American Water Works Co., Inc.	135,341	4,639,489
Aqua America, Inc.	94,472	2,098,223
Artesian Resources Corp. Class A	7,116	135,916
Cadiz, Inc. (a)	5,759	61,161
California Water Service Group	51,749	994,098
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	1,945	$ 56,055
Middlesex Water Co.	5,464	100,647
SJW Corp.	10,920	260,879
York Water Co.	4,047	70,135
		9,308,136
TOTAL UTILITIES		421,451,300
TOTAL COMMON STOCKS (Cost $10,517,791,599)		12,141,817,322
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,633)	$ 22,600	18,220
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/8/12 to 7/19/12 (e) (Cost $16,497,933)	16,500,000	16,497,596
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	114,228,901	114,228,901
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,396,046,732	1,396,046,732
TOTAL MONEY MARKET FUNDS (Cost $1,510,275,633)		1,510,275,633
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $12,044,587,798)		13,668,608,771
NET OTHER ASSETS (LIABILITIES) - (11.2)%		(1,374,027,689)
NET ASSETS - 100%		$ 12,294,581,082
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,271 CME E-mini S&P 500 Index Contracts	March 2012	$ 86,707,620	$ 7,071,875
92 CME E-mini S&P Midcap 400 Index Contracts	March 2012	8,984,720	877,732
112 CME S&P 500 Index Contracts	March 2012	38,203,200	2,728,848
222 NYFE Russell 2000 Mini Index Contracts	March 2012	17,982,000	1,545,248
TOTAL EQUITY INDEX CONTRACTS		$ 151,877,540	$ 12,223,703

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,197,679.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,580
Fidelity Securities Lending Cash Central Fund	4,680,442
Total	$ 4,878,022
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,448,486,735	$ 1,448,486,735	$ -	$ -
Consumer Staples	1,140,321,223	1,140,310,188	11,035	-
Energy	1,359,179,677	1,359,179,677	-	-
Financials	1,867,602,364	1,867,600,721	-	1,643
Health Care	1,386,083,527	1,386,083,527	-	-
Industrials	1,353,890,149	1,353,890,149	-	-
Information Technology	2,364,767,502	2,364,767,502	-	-
Materials	496,472,576	496,472,576	-	-
Telecommunication Services	303,562,269	303,562,269	-	-
Utilities	421,451,300	421,451,300	-	-
Corporate Bonds	18,220	-	18,220	-
U.S. Government and Government Agency Obligations	16,497,596	-	16,497,596	-
Money Market Funds	1,510,275,633	1,510,275,633	-	-
Total Investments in Securities:	$ 13,668,608,771	$ 13,652,080,277	$ 16,526,851	$ 1,643
Derivative Instruments:
Assets
Futures Contracts	$ 12,223,703	$ 12,223,703	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(132,858)
Total Unrealized Gain (Loss)	138,760
Cost of Purchases	-
Proceeds of Sales	(5,850)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 86

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through unaffiliated in-kind transactions. See Note 5 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,223,703	$ -
Total Value of Derivatives	$ 12,223,703	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,345,904,304) - See accompanying schedule: Unaffiliated issuers (cost $10,534,312,165)	$ 12,158,333,138
Fidelity Central Funds (cost $1,510,275,633)	1,510,275,633
Total Investments (cost $12,044,587,798)		$ 13,668,608,771
Cash		34,837
Receivable for investments sold		1,280,716
Receivable for fund shares sold		51,714,360
Dividends receivable		24,985,250
Distributions receivable from Fidelity Central Funds		472,876
Receivable from investment adviser for expense reductions		10,151
Other receivables		122,673
Total assets		13,747,229,634

Liabilities
Payable for investments purchased	$ 37,261
Payable for fund shares redeemed	54,685,864
Accrued management fee	455,115
Payable for daily variation margin on futures contracts	1,038,336
Other affiliated payables	319,598
Other payables and accrued expenses	65,646
Collateral on securities loaned, at value	1,396,046,732
Total liabilities		1,452,648,552

Net Assets		$ 12,294,581,082
Net Assets consist of:
Paid in capital		$ 11,092,660,661
Undistributed net investment income		27,909,802
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(462,234,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,636,244,896
Net Assets		$ 12,294,581,082

Statement of Assets and Liabilities - continued

February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($3,379,769,804 ÷ 85,445,018 shares)	$ 39.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,536,902,549 ÷ 165,251,477 shares)	$ 39.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($693,534,327 ÷ 17,533,825 shares)	$ 39.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($189,758,122 ÷ 4,797,450 shares)	$ 39.55

Class F: Net Asset Value, offering price and redemption price per share ($1,494,616,280 ÷ 37,781,881 shares)	$ 39.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 214,285,292
Interest		15,912
Income from Fidelity Central Funds		4,878,022
Total income		219,179,226

Expenses
Management fee	$ 6,517,726
Transfer agent fees	2,749,481
Independent trustees' compensation	66,214
Miscellaneous	33,291
Total expenses before reductions	9,366,712
Expense reductions	(28,373)	9,338,339
Net investment income (loss)		209,840,887
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,667,600
Foreign currency transactions	(4,353)
Redemption in-kind with affiliated entities	393,327,878
Futures contracts	17,450,299
Total net realized gain (loss)		578,441,424
Change in net unrealized appreciation (depreciation) on: Investment securities	(266,448,637)
Assets and liabilities in foreign currencies	(98)
Futures contracts	3,326,207
Total change in net unrealized appreciation (depreciation)		(263,122,528)
Net gain (loss)		315,318,896
Net increase (decrease) in net assets resulting from operations		$ 525,159,783

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,840,887	$ 182,686,921
Net realized gain (loss)	578,441,424	(140,975,443)
Change in net unrealized appreciation (depreciation)	(263,122,528)	2,243,788,031
Net increase (decrease) in net assets resulting from operations	525,159,783	2,285,499,509
Distributions to shareholders from net investment income	(195,308,977)	(179,834,546)
Distributions to shareholders from net realized gain	-	(5,804,652)
Total distributions	(195,308,977)	(185,639,198)
Share transactions - net increase (decrease)	(149,356,809)	833,400,574
Redemption fees	378,217	259,786
Total increase (decrease) in net assets	180,872,214	2,933,520,671

Net Assets
Beginning of period	12,113,708,868	9,180,188,197
End of period (including undistributed net investment income of $27,909,802 and undistributed net investment income of $30,424,213, respectively)	$ 12,294,581,082	$ 12,113,708,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.68	.61	.56	.70	.76
Net realized and unrealized gain (loss)	.96	7.03	10.96	(16.70)	(2.30)
Total from investment operations	1.64	7.64	11.52	(16.00)	(1.54)
Distributions from net investment income	(.65)	(.60)	(.57)	(.64)	(.65)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.65)	(.62)	(.58) I	(.65) H	(.89)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Total Return A	4.46%	24.39%	56.10%	(43.32)%	(4.10)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.84%	1.80%	2.00%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Income from Investment Operations
Net investment income (loss) B	.69	.62	.57	.72	.77
Net realized and unrealized gain (loss)	.97	7.03	10.95	(16.71)	(2.30)
Total from investment operations	1.66	7.65	11.52	(15.99)	(1.53)
Distributions from net investment income	(.66)	(.61)	(.57)	(.65)	(.66)
Distributions from net realized gain	-	(.02)	(.02)	(.01)	(.24)
Total distributions	(.66)	(.63)	(.59) I	(.65) H	(.90)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Total Return A	4.51%	24.43%	56.07%	(43.28)%	(4.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.87%	1.83%	2.03%	2.26%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194
Portfolio turnover rate D	17%	4%	7%	3%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,534
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Period ended February 29,	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.36
Net realized and unrealized gain (loss)	5.26
Total from investment operations	5.62
Distributions from net investment income	(.56)
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 39.55
Total Return B, C	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.05% A, K
Expenses net of all reductions	.05% A, K
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,758
Portfolio turnover rate F	17% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.69	.63	.26
Net realized and unrealized gain (loss)	.97	7.02	1.67
Total from investment operations	1.66	7.65	1.93
Distributions from net investment income	(.66)	(.61)	(.47)
Distributions from net realized gain	-	(.02)	(.02)
Total distributions	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.07%	.07% A
Expenses net of all reductions	.06%	.07%	.07% A
Net investment income (loss)	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	17%	4%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2011, the Board of Trustees of Spartan Total Market Index Fund approved the creation of additional classes of shares. The Fund commenced sale of Institutional Class and Fidelity Advantage Institutional Class shares on September 8, 2011. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,969,645,004
Gross unrealized depreciation	(1,386,461,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,583,183,760

Tax Cost	$ 12,085,425,011

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,031,552
Capital loss carryforward	$ (409,173,358)
Net unrealized appreciation (depreciation)	$ 1,583,183,980

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (160,154,968)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	(407,168,397)
No expiration
Long-term	(2,004,961)
Total capital loss carryforward	$ (409,173,358)

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 195,308,977	$ 185,639,198

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $17,450,299 and a change in net unrealized appreciation (depreciation) of $3,326,207 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,922,711,702 and $2,023,174,933, respectively.

Securities received and delivered through unaffiliated in-kind subscriptions and redemptions totaled $163,667,295 and $1,008,858,235, respectively. Realized gain of $171,069,377 on securities delivered through unaffiliated in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. During the period the Board of Trustees approved an amendment to the management contract, effective September 1, 2011, to reduce the management fee from an annual rate of .07% to .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

Prior to September 1, 2011, FIIOC received transfer agent fees at an annual rate of .06% and .03% of average net assets for Investor and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class paid transfer agent fees at an annual rate of .03% of average net assets, and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 2,074,287.04
Fidelity Advantage Class	631,515.01
Institutional Class	37,283.03
Fidelity Advantage Institutional Class	6,396.02
	$ 2,749,481

Redemptions In-Kind. During the period, 17,755,902 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $682,536,885. The net realized gain (loss) of $393,327,878 on securities delivered through affiliated in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,291 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,680,442.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Effective September 8, 2011, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Institutional Class	.06%	$ 20,411
Fidelity Advantage Institutional Class	.045%	7,580

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $382.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2012 A	Year ended February 28, 2011
From net investment income
Investor Class	$ 74,011,128	$ 97,586,465
Fidelity Advantage Class	90,014,851	75,486,167
Institutional Class	6,818,791	-
Fidelity Advantage Institutional Class	2,620,049	-
Class F	21,844,158	6,761,914
Total	$ 195,308,977	$ 179,834,546
From net realized gain
Investor Class	$ -	$ 3,374,672
Fidelity Advantage Class	-	2,380,648
Class F	-	49,332
Total	$ -	$ 5,804,652

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Investor Class
Shares sold	37,550,760	45,341,120	$ 1,388,868,676	$ 1,545,271,706
Reinvestment of distributions	2,008,028	2,771,120	71,680,307	98,744,181
Shares redeemed	(117,221,767) B	(54,866,527)	(4,390,559,721) B	(1,881,537,887)
Net increase (decrease)	(77,662,979)	(6,754,287)	$ (2,930,010,738)	$ (237,522,000)
Fidelity Advantage Class
Shares sold	52,795,658	35,056,659	$ 2,007,116,846	$ 1,218,401,959
Reinvestment of distributions	2,192,081	1,879,344	77,894,521	67,004,512
Shares redeemed	(21,435,179)	(24,186,728)	(789,876,393)	(811,279,711)
Net increase (decrease)	33,552,560	12,749,275	$ 1,295,134,974	$ 474,126,760
Institutional Class
Shares sold	17,993,180	-	$ 649,476,736	$ -
Reinvestment of distributions	194,656	-	6,818,791	-
Shares redeemed	(654,011)	-	(24,602,098)	-
Net increase (decrease)	17,533,825	-	$ 631,693,429	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 29, 2012 A	Year ended February 28, 2011	Year ended February 29, 2012 A	Year ended February 28, 2011
Fidelity Advantage Institutional Class
Shares sold	4,871,455	-	$ 179,033,674	$ -
Reinvestment of distributions	74,794	-	2,620,049	-
Shares redeemed	(148,799)	-	(5,550,895)	-
Net increase (decrease)	4,797,450	-	$ 176,102,828	$ -
Class F
Shares sold	22,439,089	19,381,678	$ 826,126,384	$ 675,778,550
Reinvestment of distributions	617,949	189,593	21,844,158	6,811,246
Shares redeemed	(4,602,865)	(2,465,258)	(170,247,844)	(85,793,982)
Net increase (decrease)	18,454,173	17,106,013	$ 677,722,698	$ 596,795,814

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2012, the results of its operations for the year then ended, the changes to its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 30, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class F designates 100% and 98%, of the dividends distributed in April and December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

STI-F-ANN-0412
1.899048.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2012, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund and Spartan Total Market Index Fund (the "Funds"):

Services Billed by PwC

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$77,000	$-	$4,300	$4,000
Spartan International Index Fund	$81,000	$-	$36,000	$5,200
Spartan Total Market Index Fund	$88,000	$-	$6,400	$6,300

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$77,000	$-	$4,300	$4,600
Spartan International Index Fund	$82,000	$-	$36,400	$7,000
Spartan Total Market Index Fund	$90,000	$-	$6,400	$7,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 29, 2012A	February 28, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 29, 2012 A	February 28, 2011 A
PwC	$5,180,000	$5,015,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 1, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2012